UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07452
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Oppenheimer V.I. International Growth Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Oppenheimer V.I. International Growth Fund (Series I)	$ 99	1.00% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
Global equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm
around the artificial intelligence investment wave led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the emerging market asset class.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned -1.67%. For the same time period, the MSCI ACWI ex USA
®
Index returned 5.53%.
What contributed to performance?
Flutter Entertainment PLC |
The UK company that owns FanDuel, a sports betting service in the US. Legal and regulatory changes in a growing number of states increased the size and value of the addressable market, which positively impacted the company. FanDuel and its top US competitor shared roughly 80% of the US market at period end.
Dollarama, Inc. |
A Canadian discount retailer that is much like Dollar Tree and Dollar General in the US. However, unlike the US, this retail market segment in Canada is not saturated. We have owned Dollarama for several years. The company performed well during the period, which we believe was in part due to the continuing shift to online buying that benefits retailers at the very high and the very low end of pricing.
Hitachi Ltd. |
A Japanese company with a widely diversified portfolio of businesses that it has been working to streamline. Hitachi restructured itself to provide a higher return on capital invested within it over the last serveral years.
What detracted from performance?
JD Sports Fashion PLC
|
A UK company which exclusively retails certain models of several key athletic footwear brands, such as Nike and Adidas, in the US and Western Europe. The company’s share price fell on disappointing earnings results during the period.
AIXTRON SE |
A German company which makes the “metal organic chemical vapor deposition equipment” -“MOCVD equipment” – used in the manufacture of layered semiconductors made of compounds other than just silicon. During the reporting period, the company announced earnings and future guidance below expectations. We exited our position during the fiscal year.
Edenred SE |
Based in France, this company manages employee benefit programs and expenses through prepaid vouchers. It has grown steadily through geographic and service expansion, while digitization has reduced operating costs. French political uncertainty and the lack of a clear catalyst to boost earnings weighed negatively on the share price during portions of the fiscal period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Oppenheimer V.I. International Growth Fund (Series I)	(1.67) %	3.04%	4.41%
MSCI ACWI ex USA ® Index (Net)	5.53%	4.10%	4.80%
Effective after the close of business on May 24, 2019, Non-Service shares of Oppenheimer International Growth Fund/VA (the predecessor fund), were reorganized into Series I shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Non-Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
 invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 306,743,600
Total number of portfolio holdings	66
Total advisory fees paid	$ 2,607,463
Portfolio turnover rate	18%
What Comprised The Fund's
Holdings
?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
London Stock Exchange Group PLC	2.93%
Flutter Entertainment PLC	2.90%
ResMed, Inc.	2.87%
Dollarama, Inc.	2.63%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.63%
Hermes International S.C.A.	2.61%
Reliance Industries Ltd.	2.59%
Novo Nordisk A/S, Class B	2.48%
Compass Group PLC	2.43%
ASML Holding N.V.	2.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You
can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco Oppenheimer V.I. International Growth Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Oppenheimer V.I. International Growth Fund (Series II)	$ 124	1.25% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
Global equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around the artificial intelligence investment wave led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the emerging market asset class.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned -1.81%. For the same time period, the MSCI ACWI ex USA
®
Index returned 5.53%.
What contributed to performance?
Flutter Entertainment PLC |
The UK company that owns FanDuel, a sports betting service in the US. Legal and regulatory changes in a growing number of states increased the size and value of the addressable market, which positively impacted the company. FanDuel and its top US competitor shared roughly 80% of the US market at period end.
Dollarama, Inc. |
A Canadian discount retailer that is much like Dollar Tree and Dollar General in the US. However, unlike the US, this retail market segment in Canada is not saturated. We have owned Dollarama for several years. The company performed well during the period, which we believe was in part due to the continuing shift to online buying that benefits retailers at the very high and the very low end of pricing.
Hitachi Ltd. |
A Japanese company with a widely diversified portfolio of businesses that it has been working to streamline. Hitachi restructured itself to provide a higher return on capital invested within it over the last serveral years.
What detracted from performance?
JD Sports Fashion PLC
|
A UK company which exclusively retails certain models of several key athletic footwear brands, such as Nike and Adidas, in the US and Western Europe. The company’s share price fell on disappointing earnings results during the period.
AIXTRON SE |
A German company which makes the “metal organic chemical vapor deposition equipment” -“MOCVD equipment” – used in the manufacture of layered semiconductors made of compounds other than just silicon. During the reporting period, the company announced earnings and future guidance below expectations. We exited our position during the fiscal year.
Edenred SE |
Based in France, this company manages employee benefit programs and expenses through prepaid vouchers. It has grown steadily through geographic and service expansion, while digitization has reduced operating costs. French political uncertainty and the lack of a clear catalyst to boost earnings weighed negatively on the share price during portions of the fiscal period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Oppenheimer V.I. International Growth Fund (Series II)	(1.81) %	2.83%	4.15%
MSCI ACWI ex USA ® Index (Net)	5.53%	4.10%	4.80%
Effective after the close of business on May 24, 2019, Service shares of Oppenheimer International Growth Fund/VA (the predecessor fund), were reorganized into Series II shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 306,743,600
Total number of portfolio holdings	66
Total advisory fees paid	$ 2,607,463
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
London Stock Exchange Group PLC	2.93%
Flutter Entertainment PLC	2.90%
ResMed, Inc.	2.87%
Dollarama, Inc.	2.63%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.63%
Hermes International S.C.A.	2.61%
Reliance Industries Ltd.	2.59%
Novo Nordisk A/S, Class B	2.48%
Compass Group PLC	2.43%
ASML Holding N.V.	2.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. American Franchise Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. American Franchise Fund (Series I)	$ 101	0.86%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 34.89%. For the same time period, the Russell 1000
®
Growth Index returned 33.36%. The Fund outperformed the Russell 1000
®
Growth Index primarily due to strong stock selection in the industrials and financials sectors, though results were partially offset by a relative overweight in these sectors. An underweight exposure in the consumer staples and consumer discretionary sectors, and an overweight in the communication services sector, were also beneficial. An underweight exposure and stock selection in the information technology (IT) sector detracted from relative results.
What contributed to performance?
NVIDIA Corp. |
NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. There is significant excitement for the launch of its new Blackwell platform, which is marketed as being able to power generative AI faster with less cost and energy consumption. The GPUs are already sold out until the end of 2025.
Amazon.com, Inc. |
The company's strong growth in its cloud computing division, Amazon Web Services, has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
Meta Platforms, Inc. |
Social technology company Meta Platforms realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a larger part of consumer interactions and products.
What detracted from performance?
DexCom, Inc.
|
DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US Food and Drug Administration clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a sales force reorganization significantly slowed their sales forecasts.
MongoDB, Inc. |
MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. The company struggled with a decline in growth during 2024. Additionally, its Chief Financial Officer/Chief Operating Officer since 2015 announced he was leaving. The team sold the stock during the period.
Snowflake, Inc. |
Snowflake, a cloud-based data storage and analytics service, surprised investors with the announcement that CEO Frank Slootman retired at the end of February 2024. However, the investment team had positive views on the AI-related vision and capabilities of the new CEO, Sridhar Ramaswamy. The company also reduced revenue guidance for 2024 as software sales have generally been under pressure as corporate IT departments, and IT budgets, digest AI implications. The team sold the stock during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. American Franchise Fund (Series I)	34.89%	15.84%	14.16%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 889,266,825
Total number of portfolio holdings	58
Total advisory fees paid	$ 5,540,046
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.81%
Amazon.com, Inc.	7.98%
Microsoft Corp.	7.25%
Apple, Inc.	6.47%
Meta Platforms, Inc., Class A	5.11%
Broadcom, Inc.	4.33%
Alphabet, Inc., Class A	3.58%
KKR & Co., Inc., Class A	3.20%
Blackstone, Inc., Class A	2.88%
ServiceNow, Inc.	2.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. American Franchise Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. American Franchise Fund (Series II)	$ 130	1.11%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 34.56%. For the same time period, the Russell 1000
®
Growth Index returned 33.36%. The Fund outperformed the Russell 1000
®
Growth Index primarily due to strong stock selection in the industrials and financials sectors, though results were partially offset by a relative overweight in these sectors. An underweight exposure in the consumer staples and consumer discretionary sectors, and an overweight in the communication services sector, were
also beneficial. An underweight exposure and stock selection in the information technology
(IT)
sector detracted from relative results.
What contributed to performance?
NVIDIA Corp. |
NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. There is significant excitement for the launch of its new Blackwell platform, which is marketed as being able to power generative AI faster with less cost and energy consumption. The GPUs are already sold out until the end of 2025.
Amazon.com, Inc. |
The company's strong growth in its cloud computing division, Amazon Web Services, has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
Meta Platforms, Inc. |
Social technology company Meta Platforms realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a larger part of consumer interactions and products.
What detracted from performance?
DexCom, Inc.
|
DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US Food and Drug Administration clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a sales force reorganization significantly slowed their sales forecasts.
MongoDB, Inc. |
MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. The company struggled with a decline in growth during 2024. Additionally, its Chief Financial Officer/Chief Operating Officer since 2015 announced he was leaving. The team sold the stock during the period.
Snowflake, Inc. |
Snowflake, a cloud-based data storage and analytics service, surprised investors with the announcement that CEO Frank Slootman retired at the end of February 2024. However, the investment team had positive views on the AI-related vision and capabilities of the new CEO, Sridhar Ramaswamy. The company also reduced revenue guidance for 2024 as software sales have generally been under pressure as corporate IT departments, and IT budgets, digest AI implications. The team sold the stock during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. American Franchise Fund (Series II)	34.56%	15.56%	13.88%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 889,266,825
Total number of portfolio holdings	58
Total advisory fees paid	$ 5,540,046
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.81%
Amazon.com, Inc.	7.98%
Microsoft Corp.	7.25%
Apple, Inc.	6.47%
Meta Platforms, Inc., Class A	5.11%
Broadcom, Inc.	4.33%
Alphabet, Inc., Class A	3.58%
KKR & Co., Inc., Class A	3.20%
Blackstone, Inc., Class A	2.88%
ServiceNow, Inc.	2.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. American Value Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. American Value Fund (Series I)	$ 104	0.90%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity indices experienced strong returns. The US economy was resilient as data suggested the Federal Reserve (Fed) may have achieved its fabled soft landing, with strong consumer spending and low unemployment providing support. Enthusiasm around the artificial intelligence (AI) investment theme led to concentrated market leadership in the large cap technology space during the period.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 30.41%. For the same time period, the Russell Midcap
®
Value Index returned 13.07%. The Fund outperformed the Russell Midcap
®
Value Index primarily due to strong stock selection in the information technology (IT), utilities and industrials sectors. These sectors were also the largest contributors to absolute performance. Conversely, stock selection and an overweight in energy was the largest detractor from the Fund's relative return. Stock selection and an overweight in health care detracted from both relative and absolute returns.
What contributed to performance?
Vistra Corp. |
Shares of this large US power producer and retail energy provider rose due to a better outlook for long-term demand, driven by the build out of energy-intensive AI data centers. The company’s solid financial results also supported the stock price. The Fund’s positions in Vistra Corp. were sold during the fiscal year.
Coherent Corp. |
This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
Vertiv Holdings Co. |
Vertiv is a manufacturer of electrical power, thermal management, and other equipment for data centers. Shares have risen along with the company’s strong financial performance, driven by increased spending in data centers as a result of AI investments.
What detracted from performance?
New Fortress Energy, Inc.
|
Shares of this natural gas infrastructure company fell due to declining gas prices and ongoing project delays.
APA Corp. |
Shares of the oil and gas company declined along with the broader industry due to weak energy prices. We sold this position to fund new opportunities.
Centene Corp. |
Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. The stock underperformed because of higher medical costs that hurt the profit margins in its Medicaid segment and uncertainty around potential changes to the healthcare policies under the new Republican administration. We added to the position to take advantage of the stock price decline.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. American Value Fund (Series I)	30.41%	13.69%	9.12%
Russell Midcap ® Value Index	13.07%	8.59%	8.10%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 366,273,668
Total number of portfolio holdings	75
Total advisory fees paid	$ 2,419,413
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Marvell Technology, Inc.	3.65%
Lumentum Holdings, Inc.	3.43%
Expedia Group, Inc.	3.35%
Coherent Corp.	2.93%
NRG Energy, Inc.	2.69%
Fidelity National Information Services, Inc.	2.67%
Western Alliance Bancorporation	2.44%
Huntington Bancshares, Inc.	2.32%
MasTec, Inc.	2.31%
Globe Life, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. American Value Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.

You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. American Value Fund (Series II)	$ 132	1.15%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity indices experienced strong returns. The US economy was resilient as data suggested the Federal Reserve (Fed) may have achieved its fabled soft landing, with strong consumer spending and low unemployment providing support. Enthusiasm around the artificial intelligence (AI) investment theme led to concentrated market leadership in the large cap technology space during the period.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 30.09%. For the same time period, the Russell Midcap
®
Value Index returned 13.07%. The Fund outperformed the Russell Midcap
®
Value Index primarily due to strong stock selection in the information technology (IT), utilities and industrials sectors. These sectors were also the largest contributors to absolute performance. Conversely, stock selection and an overweight in energy was the largest detractor from the Fund's relative return. Stock selection and an overweight in health care detracted from both relative and absolute returns.
What contributed to performance?
Vistra Corp. |
Shares of this large US power producer and retail energy provider rose due to a better outlook for long-term demand, driven by the build out of energy-intensive AI data centers. The company’s solid financial results also supported the stock price. The Fund’s positions in Vistra Corp. were sold during the fiscal year.
Coherent Corp. |
This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
Vertiv Holdings Co. |
Vertiv is a manufacturer of electrical power, thermal management, and other equipment for data centers. Shares have risen along with the company’s strong financial performance, driven by increased spending in data centers as a result of AI investments.
What detracted from performance?
New Fortress Energy, Inc.
|
Shares of this natural gas infrastructure company fell due to declining gas prices and ongoing project delays.
APA Corp. |
Shares of the oil and gas company declined along with the broader industry due to weak energy prices. We sold this position to fund new opportunities.
Centene Corp. |
Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. The stock underperformed because of higher medical costs that hurt the profit margins in its Medicaid segment and uncertainty around potential changes to the healthcare policies under the new Republican administration. We added to the position to take advantage of the stock price decline.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. American Value Fund (Series II)	30.09%	13.40%	8.85%
Russell Midcap ® Value Index	13.07%	8.59%	8.10%
S&P 500 ® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 366,273,668
Total number of portfolio holdings	75
Total advisory fees paid	$ 2,419,413
Portfolio turnover rate	39%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Marvell Technology, Inc.	3.65%
Lumentum Holdings, Inc.	3.43%
Expedia Group, Inc.	3.35%
Coherent Corp.	2.93%
NRG Energy, Inc.	2.69%
Fidelity National Information Services, Inc.	2.67%
Western Alliance Bancorporation	2.44%
Huntington Bancshares, Inc.	2.32%
MasTec, Inc.	2.31%
Globe Life, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Balanced-Risk Allocation Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	$ 73	0.72% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
The global monetary easing cycle finally arrived with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Broad markets retreated late in the year, driven by the US election and central bank caution. Resilient economic growth combined with mixed inflation data caused a spike in volatility to start the final quarter of the year. Although markets rebounded following the US election, the optimism was short-lived as uncertainty around the new administration’s policies, sticky inflation, tariffs and diverging economic outlooks set in.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 3.76%. For the same time period, the Custom Invesco V.I. Balanced-Risk Allocation Index returned 11.54%.
What contributed to performance?
Growth Macro Factor |
Strategic exposure to the growth macro factor achieved through exchange-traded futures, swaps and listed options, was the top contributor to Fund performance with all six equity markets posting gains. Japanese equities outperformed their international counterparts, driven by a weakening yen in the export heavy region.
Tactical positioning
| Tactical positioning contributed to performance as gains from positioning in equities and commodities outweighed losses from positioning within global bonds.
What detracted from performance?
Defensive Macro Factor
|
Strategic exposure to the defensive macro factor achieved through exchange-traded futures, detracted from Fund results in aggregate, with losses from Australian, German, Canadian and Japanese government bonds. Central bank policy was the primary driver of performance due to inflation risks causing yields to rise on longer term bonds.
Real Return Macro Factor |
Strategic exposure to the real return macro factor achieved through exchange-traded futures, swaps and commodity linked notes, detracted from the Fund's results in aggregate as gains in energy and precious metals were outweighed by losses in agriculture and industrial metals. Agriculture exposure was the top detractor within the real return macro factor as most agricultural commodities faced pressure from oversupply concerns. Industrial metals were a slight detractor due to the threat of potential tariff policy from the Trump administration.
How Has The Fund Historically
Performed
?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	3.76%	2.75%	3.83%
Custom Invesco V.I. Balanced-Risk Allocation Index	11.54%	6.87%	6.75%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
The Custom Invesco V.I. Balanced-Risk Allocation Index is composed of 60% MSCI World Index (Net) and 40% Bloomberg U.S. Aggregate Bond Index. Prior to May 2, 2011, the index comprised the MSCI World Index, JP Morgan GBI Global Index and FTSE US 3-Month Treasury Bill Index.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

MSCI World Index
SM
(Net) to the MSCI ACWI (Net) to reflect that the MSCI ACWI (Net) can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.

Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 422,609,164
Total number of portfolio holdings	163
Total advisory fees paid	$ 2,342,368
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	50.00%	80.03%
Fixed Income	23.67	57.86
Commodities	26.33	28.30
Total	100.00%	166.19%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Balanced-Risk Allocation Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.

You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	$ 99	0.97% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
The global monetary easing cycle finally arrived with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Broad markets retreated late in the year, driven by the US election and central bank caution. Resilient economic growth combined with mixed inflation data caused a spike in volatility to start the final quarter of the year. Although markets rebounded following the US election, the optimism was short-lived as uncertainty around the new administration’s policies, sticky inflation, tariffs and diverging economic outlooks set in.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 3.56%. For the same time period, the Custom Invesco V.I. Balanced-Risk Allocation Index returned 11.54%.
What contributed to performance?
Growth Macro Factor |
Strategic exposure to the growth macro factor achieved through exchange-traded futures, swaps and listed options, was the top contributor to Fund performance with all six equity markets posting gains. Japanese equities outperformed their international counterparts, driven by a weakening yen in the export heavy region.
Tactical positioning
| Tactical positioning contributed to performance as gains from positioning in equities and commodities outweighed losses from positioning within global bonds.
What detracted from performance?
Defensive Macro Factor
|
Strategic exposure to the defensive macro factor achieved through exchange-traded futures, detracted from Fund results in aggregate, with losses from Australian, German, Canadian and Japanese government bonds. Central bank policy was the primary driver of performance due to inflation risks causing yields to rise on longer term bonds.
Real Return Macro Factor |
 Strategic exposure to the real return macro factor achieved through exchange-traded futures, swaps and commodity linked notes, detracted from the Fund's results in aggregate as gains in energy and precious metals were outweighed by losses in agriculture and industrial metals. Agriculture exposure was the top detractor within the real return macro factor as most agricultural commodities faced pressure from oversupply concerns. Industrial metals were a slight detractor due to the threat of potential tariff policy from the Trump administration.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	3.56%	2.51%	3.57%
Custom Invesco V.I. Balanced-Risk Allocation Index	11.54%	6.87%	6.75%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%
MSCI ACWI (Net)	17.49%	10.06%	9.23%
The Custom Invesco V.I. Balanced-Risk Allocation Index is composed of 60% MSCI World Index (Net) and 40% Bloomberg U.S. Aggregate Bond Index. Prior to May 2, 2011, the index comprised the MSCI World Index, JP Morgan GBI Global Index and FTSE US 3-Month Treasury Bill Index.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

MSCI World Index
SM
(Net) to the MSCI ACWI (Net) to reflect that the MSCI ACWI (Net) can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 422,609,164
Total number of portfolio holdings	163
Total advisory fees paid	$ 2,342,368
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	50.00%	80.03%
Fixed Income	23.67	57.86
Commodities	26.33	28.30
Total	100.00%	166.19%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Capital Appreciation Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Capital Appreciation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Capital Appreciation Fund (Series I)	$ 94	0.80% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending, and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing could occur in 2025 should robust economic growth and lingering inflation continue.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 34.16%. For the same time period, the Russell 1000
®
Growth Index returned 33.36%. The Fund outperformed the Russell 1000
®
Growth Index mainly as a result of stock selection in the health care, industrials, and communication services sectors. Weaker stock selection in the information technology and consumer discretionary sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. |
NVIDIA reported strong results and commented that AI-related demand should remain durable for the foreseeable future given the backlog of existing products and upcoming launches of new products.
Amazon.com, Inc. |
Amazon reported strong profits driven by its Amazon Web Services division, which we believe continued to be well positioned for growth at the end of the period.
What detracted from performance?
MongoDB, Inc.
|
MongoDB gained share in the large database software market but reported underwhelming results that saw slower new customer additions and growth within its installed base than expected. The Fund’s positions in MongoDB were sold during the fiscal year.
ASML Holding N.V. |
ASML detracted from the Fund’s performance due to investor concerns about the potential impact on its business from US government restrictions on chip sales to China. The Fund’s positions in ASML were sold during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Capital Appreciation Fund (Series I)	34.16%	16.05%	13.25%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Non-Service shares of Oppenheimer International Growth Fund/VA (the predecessor fund), were reorganized into Series I shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Non-Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
 invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 812,676,992
Total number of portfolio holdings	57
Total advisory fees paid	$ 4,809,986
Portfolio turnover rate	58%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.50%
Amazon.com, Inc.	8.05%
Microsoft Corp.	7.09%
Apple, Inc.	6.31%
Meta Platforms, Inc., Class A	5.15%
Broadcom, Inc.	4.03%
Alphabet, Inc., Class C	3.52%
Netflix, Inc.	2.70%
ServiceNow, Inc.	2.30%
KKR & Co., Inc., Class A	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective on or about April 30, 2025, the name of the Fund and all references thereto will change from Invesco V.I. Capital Appreciation Fund to Invesco V.I. Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund's investment objective will not change and the changes will not materially impact the way the Fund is managed.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Capital Appreciation Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Capital Appreciation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Capital Appreciation Fund (Series II)	$ 123	1.05% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending, and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing could occur in 2025 should robust economic growth and lingering inflation continue.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 33.82%. For the same time period, the Russell 1000
®
Growth Index returned 33.36%. The Fund outperformed the Russell 1000
®
Growth Index mainly as a result of stock selection in the health care, industrials, and communication services sectors. Weaker stock selection in the information technology and consumer discretionary sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. |
NVIDIA reported strong results and commented that AI-related demand should remain durable for the foreseeable future given the backlog of existing products and upcoming launches of new products.
Amazon.com, Inc. |
Amazon reported strong profits driven by its Amazon Web Services division, which we believe continued to be well positioned for growth at the end of the period.
What detracted from performance?
MongoDB, Inc.
|
MongoDB gained share in the large database software market but reported underwhelming results that saw slower new customer additions and growth within its installed base than expected. The Fund’s positions in MongoDB were sold during the fiscal year.
ASML Holding N.V. |
ASML detracted from the Fund’s performance due to investor concerns about the potential impact on its business from US government restrictions on chip sales to China. The Fund’s positions in ASML were sold during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Capital Appreciation Fund (Series II)	33.82%	15.76%	12.97%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Service shares of Oppenheimer International Growth Fund/VA (the predecessor fund), were reorganized into Series II shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
 invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 812,676,992
Total number of portfolio holdings	57
Total advisory fees paid	$ 4,809,986
Portfolio turnover rate	58%
What Comprise
d
The Fund's Holding
s
?
(as of December
31
, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.50%
Amazon.com, Inc.	8.05%
Microsoft Corp.	7.09%
Apple, Inc.	6.31%
Meta Platforms, Inc., Class A	5.15%
Broadcom, Inc.	4.03%
Alphabet, Inc., Class C	3.52%
Netflix, Inc.	2.70%
ServiceNow, Inc.	2.30%
KKR & Co., Inc., Class A	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The
Past
Yea
r
?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective on or about April 30, 2025, the name of the Fund and all references thereto will change from Invesco V.I. Capital Appreciation Fund to Invesco V.I. Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund's investment objective will not change and the changes will not materially impact the way the Fund is managed.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Comstock Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Comstock Fund (Series I)	$ 82	0.76%
How Did The Fund Perform During The Period?
•
During the fiscal year ending December 31, 2024, US equity indices experienced strong returns. The US economy remained resilient during the period as data suggested the Federal Reserve may have achieved its fabled soft landing, as strong consumer spending and low unemployment provided support. Driven by investor demand for companies focusing on artificial intelligence (AI), communication services and information technology had strong returns, while materials and health care lagged.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 15.18%. For the same time period, the Russell 1000
®
Value Index returned 14.37%. The Fund outperformed the Russell 1000
®
Value Index primarily due to strong stock selection in communication services, industrials and materials, while relative returns were partially offset by stock selection in health care, information technology and consumer staples.
What contributed to performance?
Communication Services |
Favorable performance came from Meta Platforms and Alphabet. Alphabet had substantial revenue growth in advertising and cloud services during the year. Meta Platforms stock surged significantly in 2024 due to strong revenue growth, mostly in advertisement revenue, and successful advancements in AI and augmented reality technologies.
Industrials |
Performance was mainly driven by stock selection in building products and electrical equipment. Johnson Controls International, Eaton and Emerson Electric were key contributors to relative returns. Johnson Controls International reported strong organic sales growth, robust margin expansion, and a record backlog driven by high demand in data centers. Electrical equipment stocks like Eaton and Emerson Electric performed well in 2024 due to strong order growth, robust backlog, and successful execution of strategic initiatives.
Materials |
Performance was driven by stock selection in containers/packaging and the lack of exposure to metals and mining stocks. International Paper was a key relative contributor, outperforming the sector and the Russell 1000
®
Value Index for the period. International Paper stock benefited due to strategic restructuring, cost reductions, and successful optimization of their box plant operations.
What detracted from performance?
Health Care
|
Some of the largest detractors in health care were in the managed health care and health care services segments. CVS Health underperformed due to high medical costs and high utilization in its health benefits segment. Elevance Health had higher-than-expected costs in its health benefits segment and expenses driven by its investments in growth.
Information Technology (IT) |
Stock selection in IT services company DXC Technology and within semiconductors Intel and NXP Semiconductors were key detractors. DXC Technology underperformed in 2024 due to challenges in sales execution, integration issues, and delays in achieving intended strategic results. Semiconductors not related to AI, such as Intel and NXP Semiconductors, underperformed in 2024 due to competitive disadvantages, production delays, and a weak automotive market.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Comstock Fund (Series I)	15.18%	11.59%	9.49%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 1,427,947,821
Total number of portfolio holdings	94
Total advisory fees paid	$ 8,155,886
Portfolio turnover rate	19%
What Comprised The Fund'
s
H
olding
s
?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.19%
Microsoft Corp.	2.66%
Alphabet, Inc., Class A	2.32%
Cisco Systems, Inc.	2.25%
Meta Platforms, Inc., Class A	2.08%
Johnson Controls International PLC	1.92%
State Street Corp.	1.91%
Philip Morris International, Inc.	1.88%
Chevron Corp.	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Comstock Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Comstock Fund (Series II)	$ 109	1.01%
How Did The Fund Perform During The Period?
•
During the fiscal year ending December 31, 2024, US equity indices experienced strong returns. The US economy remained resilient during the period as data suggested the Federal Reserve may have achieved its fabled soft landing, as strong consumer spending and low unemployment provided support. Driven by investor demand for companies focusing on artificial intelligence (AI), communication services and information technology had strong returns, while materials and health care lagged.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 14.87%. For the same time period, the Russell 1000
®
Value Index returned 14.37%. The Fund outperformed the Russell 1000
®
Value Index primarily due to strong stock selection in communication services, industrials and materials, while relative returns were partially offset by stock selection in health care, information technology and consumer staples.
What contributed to performance?
Communication Services |
Favorable performance came from Meta Platforms and Alphabet. Alphabet had substantial revenue growth in advertising and cloud services during the year. Meta Platforms stock surged significantly in 2024 due to strong revenue growth, mostly in advertisement revenue, and successful advancements in AI and augmented reality technologies.
Industrials |
Performance was mainly driven by stock selection in building products and electrical equipment. Johnson Controls International, Eaton and Emerson Electric were key contributors to relative returns. Johnson Controls International reported strong organic sales growth, robust margin expansion, and a record backlog driven by high demand in data centers. Electrical equipment stocks like Eaton and Emerson Electric performed well in 2024 due to strong order growth, robust backlog, and successful execution of strategic initiatives.
Materials |
Performance was driven by stock selection in containers/packaging and the lack of exposure to metals and mining stocks. International Paper was a key relative contributor, outperforming the sector and the Russell 1000
®
Value Index for the period. International Paper stock benefited due to strategic restructuring, cost reductions, and successful optimization of their box plant operations.
What detracted from performance?
Health Care
|
Some of the largest detractors in health care were in the managed health care and health care services segments. CVS Health underperformed due to high medical costs and high utilization in its health benefits segment. Elevance Health had higher-than-expected costs in its health benefits segment and expenses driven by its investments in growth.
Information Technology (IT) |
Stock selection in IT services company DXC Technology and within semiconductors Intel and NXP Semiconductors were key detractors. DXC Technology underperformed in 2024 due to challenges in sales execution, integration issues, and delays in achieving intended strategic results. Semiconductors not related to AI, such as Intel and NXP Semiconductors, underperformed in 2024 due to competitive disadvantages, production delays, and a weak automotive market.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Comstock Fund (Series II)	14.87%	11.31%	9.21%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500 ® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 1,427,947,821
Total number of portfolio holdings	94
Total advisory fees paid	$ 8,155,886
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holding
s
*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.19%
Microsoft Corp.	2.66%
Alphabet, Inc., Class A	2.32%
Cisco Systems, Inc.	2.25%
Meta Platforms, Inc., Class A	2.08%
Johnson Controls International PLC	1.92%
State Street Corp.	1.91%
Philip Morris International, Inc.	1.88%
Chevron Corp.	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More
In
for
m
atio
n
?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Core Equity Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Core Equity Fund (Series I)	$ 91	0.81%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending, and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing could take place in 2025 should robust economic growth and lingering inflation continue.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 25.60%. For the same time period, the Russell 1000
®
Index returned 24.51%. The Fund outperformed the Russell 1000
®
Index mainly as a result of stock selection in the information technology, financials, and consumer staples sectors. Weaker stock selection in the consumer discretionary, energy, and real estate sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. |
NVIDIA reported strong results and NVIDIA's results for the period were aided by its public commentary that artificial intelligence-related demand remained strong and that it had a backlog of existing products and upcoming product launches.
Royal Carribean Cruises Ltd. |
Royal Caribbean benefited from a strengthening demand outlook for the cruise industry. The company, during the period, was well-positioned among its competitors in terms of earnings power and balance sheet quality.
What detracted from performance?
Aptiv PLC
|
Aptiv, an automotive technology company, underperformed as it dealt with near-term changes in its customer and product mix along with a challenging global auto outlook that acted as headwinds to growth.
Prologis, Inc. |
Prologis, a real estate logistics company, underperformed during the period as it faced earnings headwinds, including softening near-term lease activity in the face of sign ifica
nt new supply in a few key markets, most notably Southern California.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Core Equity Fund (Series I)	25.60%	12.35%	9.42%
Russell 1000® Index	24.51%	14.28%	12.87%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.

Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 772,275,894
Total number of portfolio holdings	73
Total advisory fees paid	$ 4,489,616
Portfolio turnover rate	46%
What Comprised The Fund's Holding
s
?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
Microsoft Corp.	7.21%
NVIDIA Corp.	7.01%
Apple, Inc.	6.17%
Amazon.com, Inc.	4.85%
Meta Platforms, Inc., Class A	3.40%
JPMorgan Chase & Co.	2.68%
Broadcom, Inc.	2.66%
Alphabet, Inc., Class A	2.58%
Eli Lilly and Co.	1.91%
Salesforce, Inc.	1.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Core Equity Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Core Equity Fund (Series II)	$ 119	1.06%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending, and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing could take place in 2025 should robust economic growth and lingering inflation continue.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 25.29%. For the same time period, the Russell 1000
®
Index returned 24.51%. The Fund outperformed the Russell 1000
®
Index mainly as a result of stock selection in the information technology, financials, and consumer staples sectors. Weaker stock selection
in the consumer discretionary, energy, and real estate sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. |
NVIDIA reported strong results and NVIDIA's results for the period were aided by its public commentary that artificial intelligence-related demand remained strong and that it had a backlog of existing products and upcoming product launches.
Royal Carribean Cruises Ltd. |
Royal Caribbean benefited from a strengthening demand outlook for the cruise industry. The company, during the period, was well-positioned among its competitors in terms of earnings power and balance sheet quality.
What detracted from performance?
Aptiv PLC
|
Aptiv, an automotive technology company, underperformed as it dealt with near-term changes in its customer and product mix along with a challenging global auto outlook that acted as headwinds to growth.
Prologis, Inc. |
Prologis, a real estate logistics company, unde
rp
erformed during the period as it faced earnings headwinds, including softening near-term lease activity in the face of significant new supply in a few key markets, most notably Southern California.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Core Equity Fund (Series II)	25.29%	12.07%	9.15%
Russell 1000 ® Index	24.51%	14.28%	12.87%
S&P 500 ® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 772,275,894
Total number of portfolio holdings	73
Total advisory fees paid	$ 4,489,616
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
Microsoft Corp.	7.21%
NVIDIA Corp.	7.01%
Apple, Inc.	6.17%
Amazon.com, Inc.	4.85%
Meta Platforms, Inc., Class A	3.40%
JPMorgan Chase & Co.	2.68%
Broadcom, Inc.	2.66%
Alphabet, Inc., Class A	2.58%
Eli Lilly and Co.	1.91%
Salesforce, Inc.	1.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Core Plus Bond Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Core Plus Bond Fund (Series I)	$ 60	0.59% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 3.06%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%.
What contributed to performance?
Investment grade corporates |
Security selection in the banking sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities, and enhanced downside protection for bondholders.
Securitized debt |
Overweights in securitized debt, particularly asset-backed securities (ABS), collateralized mortgage obligations (CMO), and commercial mortgage-backed securities (CMBS), contributed to relative performance, underpinned by attractive valuations and solid technicals.
What detracted from performance?
Treasuries
|
Selection within Treasuries, particularly in longer-maturity Treasury bonds, detracted from relative performance due to an elevated rates environment.
Mortgage-backed securities |
Sec
urity selection in mortgage-backed securities, particularly to conventional 30-year fixed mortgages, detracted from relative performance due to an elevated rates environment.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Core Plus Bond Fund (Series I)	3.06%	0.38%	2.25%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 148,380,952
Total number of portfolio holdings	1,287
Total advisory fees paid	$ 432,282
Portfolio turnover rate	419%
What Comprised The Fund's Holdings?
(as of December 31,
2024
)
Top ten holdings*
(% of net assets)
Federal National Mortgage Association, TBA, 5.00%, 06/25/2054	4.94%
U.S. Treasury Notes, 4.25%, 11/15/2034	4.61%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 01/01/2055	4.11%
U.S. Treasury Bonds, 4.25%, 08/15/2054	2.68%
U.S. Treasury Bonds, 4.63%, 11/15/2044	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 01/01/2055	2.03%
Government National Mortgage Association, TBA, 4.50%, 01/01/2055	1.71%
U.S. Treasury Notes, 4.38%, 12/31/2029	1.65%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	1.40%
U.S. Treasury Notes, 4.25%, 12/31/2026	1.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Core Plus Bond Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Core Plus Bond Fund (Series II)	$ 85	0.84% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 2.72%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%.
What contributed to performance?
Investment grade corporates |
Security selection in the banking sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities, and enhanced downside protection for bondholders.
Securitized debt |
Overweights in securitized debt, particularly asset-backed securities (ABS), collateralized mortgage obligations (CMO), and commercial mortgage-backed securities (CMBS), contributed to relative performance, underpinned by attractive valuations and solid technicals.
What detracted from performance?
Treasuries
|
Selection within Treasuries, particularly in longer-maturity Treasury bonds, detracted from relative performance due to an elevated rates environment.
Mortgage-backed securities |
Security selection in mortgage-backed securities, particularly to conventional 30-year fixed mortgages, detracted from relative performance due to an elevated rates environment.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Core Plus Bond Fund (Series II)	2.72%	0.08%	1.98%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 148,380,952
Total number of portfolio holdings	1,287
Total advisory fees paid	$ 432,282
Portfolio turnover rate	419%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Federal National Mortgage Association, TBA, 5.00%, 06/25/2054	4.94%
U.S. Treasury Notes, 4.25%, 11/15/2034	4.61%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 01/01/2055	4.11%
U.S. Treasury Bonds, 4.25%, 08/15/2054	2.68%
U.S. Treasury Bonds, 4.63%, 11/15/2044	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 01/01/2055	2.03%
Government National Mortgage Association, TBA, 4.50%, 01/01/2055	1.71%
U.S. Treasury Notes, 4.38%, 12/31/2029	1.65%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	1.40%
U.S. Treasury Notes, 4.25%, 12/31/2026	1.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Discovery Mid Cap Growth Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	$ 96	0.86%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending, and low unemployment provided support. The Fed cut the federal funds rates several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 24.23%. For the same time period, the Russell Midcap
®
Growth Index returned 22.10%. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care, and communication services sectors. Weaker stock selection in the information technology and financials sectors partially offset these results.
What contributed to performance?
Targa Resources Corp. |
Targa Resources provides midstream natural gas and natural gas liquid services. The company reported results that outperformed expectations and found incremental growth opportunities surrounding its Permian-centric footprint.
Axon Enterprise, Inc. |
Axon Enterprise is a leading provider of products and services for military and law enforcement. The company continued to post strong orders, revenues and profitability above consensus estimates.
What detracted from performance?
DexCom, Inc.
|
DexCom is a medical device company offering glucose monitoring systems. During the period, management reported disappointing financial results and lowered earnings guidance for the first time in years. The Fund’s positions in DexCom were sold during the fiscal year.
MongoDB, Inc. |
MongoDB has gained share in the large database software market but reported underwhelming results that saw slower new customer additions and growth within its installed base than expected. The Fund’s positions in MongoDB were sold during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	24.23%	10.21%	11.57%
Russell Midcap ® Growth Index	22.10%	11.47%	11.54%
S&P 500 ® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Non-Service shares of Oppenheimer Discovery Mid Cap Growth Fund/VA (the predecessor fund), were reorganized into Series I shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Non-Service shares of the predecessor fund. Share class returns will differ from those of
the predecessor fund because of different expenses.
Effective
April 26, 2024
, the Fund changed its broad-based securities market benchmark from the Russell Midcap
®
Growth Index to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 965,670,046
Total number of portfolio holdings	83
Total advisory fees paid	$ 6,221,861
Portfolio turnover rate	97%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.69%
Targa Resources Corp.	2.43%
Trade Desk, Inc. (The), Class A	2.41%
Hilton Worldwide Holdings, Inc.	2.39%
GoDaddy, Inc., Class A	2.15%
Axon Enterprise, Inc.	2.13%
Quanta Services, Inc.	2.09%
HubSpot, Inc.	2.05%
Datadog, Inc., Class A	1.94%
Deckers Outdoor Corp.	1.84%
* Excluding money market fund ho ld ings, if any.
Sector allocation
(% of net assets)
How Has The Fund Cha
n
ged Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Discovery Mid Cap Growth Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Discovery Mid Cap Growth Fund (Series II)	$ 124	1.11%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained
resilient. Data suggested the Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending, and low unemployment provided support. The Fed cut the federal funds rates several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 23.92%. For the same time period, the Russell Midcap
®
Growth Index returned 22.10%. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care, and communication services sectors. Weaker stock selection in the information technology and financials sectors partially offset these results.
What contributed to performance?
Targa Resources Corp. |
Targa Resources provides midstream natural gas and natural gas liquid services. The company reported results that outperformed expectations and found incremental growth opportunities surrounding its Permian-centric footprint.
Axon Enterprise, Inc. |
Axon Enterprise is a leading provider of products and services for military and law enforcement. The company continued to post strong orders, revenues and profitability above consensus estimates.
What detracted from performance?
DexCom, Inc.
|
DexCom is a medical device company offering glucose monitoring systems. During the period, management reported disappointing financial results and lowered earnings guidance for the first time in years. The Fund’s positions in DexCom were sold during the fiscal year.
MongoDB, Inc. |
MongoDB has gained share in the large database software market but reported underwhelming results that saw slower new customer additions and growth within its installed base than expected. The Fund’s positions in MongoDB were sold during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Discovery Mid Cap Growth Fund (Series II)	23.92%	9.92%	11.29%
Russell Midcap ® Growth Index	22.10%	11.47%	11.54%
S&P 500 ® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Service shares of Oppenheimer Discovery Mid Cap Growth Fund/VA (the predecessor fund), were reorganized into Series II shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Service shares of the predecessor fund. Share class returns will differ from those of
the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap
®
Growth Index to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 965,670,046
Total number of portfolio holdings	83
Total advisory fees paid	$ 6,221,861
Portfolio turnover rate	97%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.69%
Targa Resources Corp.	2.43%
Trade Desk, Inc. (The), Class A	2.41%
Hilton Worldwide Holdings, Inc.	2.39%
GoDaddy, Inc., Class A	2.15%
Axon Enterprise, Inc.	2.13%
Quanta Services, Inc.	2.09%
HubSpot, Inc.	2.05%
Datadog, Inc., Class A	1.94%
Deckers Outdoor Corp.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023.
For
more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Diversified Dividend Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Diversified Dividend Fund (Series I)	$ 75	0.70%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the US equity markets saw significant milestones, including the S&P 500
®
Index surpassing 5,000 in February, driven by a strong economy and labor market, but faced fluctuations due to persistent inflation and delayed interest rate cuts by the Federal Reserve. Despite positive corporate earnings and gains in artificial intelligence (AI)-related stocks, the market experienced pressure from sticky inflation, geopolitical tensions, and high US debt levels, while fixed income markets suffered as yields rose. In this environment, the Fund delivered a positive return but underperformed the Russell 1000
®
Value Index. On a relative basis, the leading detractors included stock selection in the health care, energy, and real estate sectors. Stock selection in the information technology, consumer staples, and materials sectors contributed the most to relative performance.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 13.22%. For the same time period, the Russell 1000
®
Value Index returned 14.37%.
What contributed to performance?
Walmart, Inc. |
Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
JPMorgan Chase & Co. |
Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
What detracted from performance?
ConocoPhillips
|
ConocoPhillips' share price declined during the fiscal year driven by lower oil prices and the announcement of the acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks had resumed by the end of the period.
Prologis, Inc. |
Prologis, a real estate logistics company, struggled against negative investor sentiment stemming from macroeconomic uncertainty, fluctuating interest rates, geopolitical concerns, the election outcome and environmental disasters that caused tenants to delay leasing decisions.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Diversified Dividend Fund (Series I)	13.22%	7.64%	7.83%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.

Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 443,872,833
Total number of portfolio holdings	81
Total advisory fees paid	$ 2,180,809
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.28%
Walmart, Inc.	3.24%
UnitedHealth Group, Inc.	2.67%
Johnson & Johnson	2.32%
ConocoPhillips	2.29%
Chevron Corp.	2.24%
Philip Morris International, Inc.	2.19%
Lowe's Cos., Inc.	2.17%
McDonald's Corp.	2.14%
PNC Financial Services Group, Inc. (The)	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Diversified Dividend Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Diversified Dividend Fund (Series II)	$ 101	0.95%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the US equity markets saw significant milestones, including the S&P 500
®
Index surpassing 5,000 in February, driven by a strong economy and labor market, but faced fluctuations due to persistent inflation and delayed interest rate cuts by the Federal Reserve. Despite positive corporate earnings and gains in artificial intelligence (AI)-related stocks, the market experienced pressure from sticky inflation, geopolitical tensions, and high US debt levels, while fixed income markets suffered as yields rose. In this environment, the Fund delivered a positive return but underperformed the Russell 1000
®
Value Index. On a relative basis, the leading detractors included stock selection in the health care, energy, and real estate sectors. Stock selection in the information technology, consumer staples, and materials sectors contributed the most to relative performance.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 12.96%. For the same time period, the Russell 1000
®
Value Index returned 14.37%.
What contributed to performance?
Walmart, Inc. |
Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
JPMorgan Chase & Co. |
Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
What detracted from performance?
ConocoPhillips
|
ConocoPhillips' share price declined during the fiscal year driven by lower oil prices and the announcement of the acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks had resumed by the end of the period.
Prologis, Inc. |
Prologis, a real estate logistics company, struggled against negative investor sentiment stemming from macroeconomic uncertainty, fluctuating interest rates, geopolitical concerns, the election outcome and environmental disasters that caused tenants to delay leasing decisions.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Diversified Dividend Fund (Series II)	12.96%	7.37%	7.57%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.

Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 443,872,833
Total number of portfolio holdings	81
Total advisory fees paid	$ 2,180,809
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.28%
Walmart, Inc.	3.24%
UnitedHealth Group, Inc.	2.67%
Johnson & Johnson	2.32%
ConocoPhillips	2.29%
Chevron Corp.	2.24%
Philip Morris International, Inc.	2.19%
Lowe's Cos., Inc.	2.17%
McDonald's Corp.	2.14%
PNC Financial Services Group, Inc. (The)	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Equally-Weighted S&P 500 Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	$ 36	0.34%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.
•
The Fund seeks to track the investment results (before fees and expenses) of the S&P 500
®
Equal Weight Index (the “Index”).
•
For the fiscal year ended December 31, 2024, Series I share of the Fund returned 12.71%. For the same time period, the S&P 500
®
Equal Weight Index returned 13.01%. The Fund differed from the return of the Index primarily due to fees and expenses incurred by the fund during the period.
What contributed to performance?
Sector Allocations
|
Financials sector, followed by the industrials and information technology sectors, respectively.
Positions |
NVIDIA Corp., an information technology company, and United Airlines, an industrials company.
What detracted from performance?
Sector Allocations
|
Consumer staples, followed by materials.
Positions |
Super Micro Computer, Inc., an information technology company, and
Walgreens
Boots Alliance, Inc., a consumer staples company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	12.71%	10.48%	9.92%
S&P 500 ® Equal Weight Index	13.01%	10.76%	10.26%
S&P 500 ® Index	25.02%	14.53%	13.10%
Amount includes the effect of the Invesco Advisers, Inc. pay-in for an economic loss as a result of a delay in rebalancing to the Underlying Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 480,926,019
Total number of portfolio holdings	508
Total advisory fees paid	$ 584,576
Portfolio turnover rate	26%
What Comprised The Fund's
Holdings
?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
Broadcom, Inc.	0.26%
Darden Restaurants, Inc.	0.23%
Jabil, Inc.	0.22%
Boeing Co. (The)	0.22%
Centene Corp.	0.22%
Globe Life, Inc.	0.22%
Pfizer, Inc.	0.22%
Tapestry, Inc.	0.22%
Teradyne, Inc.	0.22%
Dollar Tree, Inc.	0.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Equally-Weighted S&P 500 Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	$ 63	0.59%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.

•

The Fund seeks to track the investment results (before fees and expenses) of the S&P 500
®

Equal Weight Index (the “Index”).
• For the fiscal year ended December 31, 2024, Series II share of the Fund returned 12.42%. For the same time period, the S&P 500
®
Equal Weight Index returned 13.01%. The Fund differed from the return of the Index primarily due to fees and expenses incurred by the fund during the period.
What contributed to performance?
Sector Allocations |
Financials sector, followed by the industrials and information technology sectors, respectively.
Positions |

NVIDIA Corp., an information technology company, and United Airlines, an industrials company.
What detracted from performance?
Sector Allocations

|

Consumer staples, followed by materials.
Positions |

Super Micro Computer, Inc., an information technology company, and Walgreens Boots
Alliance
, Inc., a consumer staples company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	12.42%	10.20%	9.65%
S&P 500® Equal Weight Index	13.01%	10.76%	10.26%
S&P 500® Index	25.02%	14.53%	13.10%
Amount includes the effect of the Invesco Advisers, Inc. pay-in for an economic loss as a result of a delay in rebalancing to the Underlying Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
 for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer
or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 480,926,019
Total number of portfolio holdings	508
Total advisory fees paid	$ 584,576
Portfolio turnover rate	26%
What Comprised The
Fund's
Holdings?
(as of
December
31, 2024)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	0.26%
Darden Restaurants, Inc.	0.23%
Jabil, Inc.	0.22%
Boeing Co. (The)	0.22%
Centene Corp.	0.22%
Globe Life, Inc.	0.22%
Pfizer, Inc.	0.22%
Tapestry, Inc.	0.22%
Teradyne, Inc.	0.22%
Dollar Tree, Inc.	0.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Equity and Income Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Equity and Income Fund (Series I)	$ 60	0.57%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity indices experienced strong returns. The US economy was resilient as data suggested the Federal Reserve (Fed) may have achieved its fabled soft landing, with strong consumer spending and low unemployment providing support. Enthusiasm around the artificial intelligence (AI) investment theme led to concentrated market leadership in the large cap technology space during the period.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 12.12%. For the same time period, the Russell 1000
®
Value Index returned 14.37%. The Fund underperformed the Russell 1000
®
Value Index for the period. Underperformance was primarily due to holdings in fixed income instruments and convertible securities. From an equity perspective, drivers of Fund performance were mainly stock-specific. Stock selection in industrials and energy detracted from relative returns. Stock selection in consumer discretionary and communication services aided relative returns.
What contributed to performance?
Wells Fargo & Co. |
Wells Fargo reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America Corp. |
Bank of America reported an increase in net interest income, along with strong growth in investment banking and asset management fees.
Amazon.com, Inc. |
The online retailer reported better than expected revenue and earnings, as well as strength in its Amazon Web Services (AWS) cloud business.
What detracted from performance?
Intel Corp.
|
In August, the chipmaker reported much weaker than expected quarterly results as revenues declined and earnings were below expectations. The company also offered weaker guidance going forward, and the stock fell sharply on the news. We sold our position during the third quarter.
Microchip Technology, Inc. |
The chipmaker reported a steep drop in year-over-year revenue and lowered its future guidance due to falling sales. We continued to hold our position in the stock at year end, as we believe an inflection in demand could push the stock higher.
Convertible securities and fixed income instruments |
The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Russell 1000
®
Value Index and detracted from relative returns.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Equity and Income Fund (Series I)	12.12%	8.38%	7.36%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Bloomberg U.S. Government/Credit Index	1.18%	(0.21) %	1.50%
S&P 500® Index	25.02%	14.53%	13.10%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

Russell 1000
®
Value Index to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 1,366,960,034
Total number of portfolio holdings	1,229
Total advisory fees paid	$ 4,898,987
Portfolio turnover rate	131%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.61%
U.S. Treasury Notes, 4.00%, 12/15/2027	2.22%
Bank of America Corp.	2.14%
U.S. Treasury Notes, 4.25%, 12/31/2026	2.08%
Amazon.com, Inc.	1.88%
U.S. Treasury Notes, 4.50%, 12/31/2031	1.62%
Alphabet, Inc., Class A	1.55%
Johnson Controls International PLC	1.37%
Parker-Hannifin Corp.	1.34%
Exxon Mobil Corp.	1.29%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Equity and Income Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Equity and Income Fund (Series II)	$ 87	0.82%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity indices experienced strong returns. The US economy was resilient as data suggested the Federal Reserve (Fed) may have achieved its fabled soft landing, with strong consumer spending and low unemployment providing support. Enthusiasm around the artificial intelligence (AI) investment theme led to concentrated market leadership in the large cap technology space during the period.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 11.91%. For the same time period, the Russell 1000
®
Value Index returned 14.37%. The Fund underperformed the Russell 1000
®
Value Index for the period. Underperformance was primarily due to holdings in fixed income instruments and convertible securities. From an equity perspective, drivers of Fund performance were mainly stock-specific. Stock selection in industrials and energy detracted from relative returns. Stock selection in consumer discretionary and communication services aided relative returns.
• The Fund underperformed the Russell 1000
®
Value Index for the period. Underperformance was primarily due to holdings in fixed income instruments and convertible securities. From an equity perspective, drivers of fund performance were mainly stock-specific. However, stock selection in industrials and energy detracted from relative returns. Stock selection in consumer discretionary and communication services aided relative returns.
What contributed to performance?
Wells Fargo & Co. |
Wells Fargo reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America Corp. |
Bank of America reported an increase in net interest income, along with strong growth in investment banking and asset management fees.
Amazon.com, Inc. |
The online retailer reported better than expected revenue and earnings, as well as strength in its Amazon Web Services (AWS) cloud business.
What detracted from performance?
Intel Corp.
|
In August, the chipmaker reported much weaker than expected quarterly results as revenues declined and earnings were below expectations. The company also offered weaker guidance going forward, and the stock fell sharply on the news. We sold our position during the third quarter.
Microchip Technology, Inc. |
The chipmaker reported a steep drop in year-over-year revenue and lowered its future guidance due to falling sales. We continued to hold our position in the stock at year end, as we believe an inflection in demand could push the stock higher.
Convertible securities and fixed income instruments |
The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Russell 1000
®
Value Index and detracted from relative returns.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Equity and Income Fund (Series II)	11.91%	8.12%	7.09%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Bloomberg U.S. Government/Credit Index	1.18%	(0.21) %	1.50%
S&P 500® Index	25.02%	14.53%	13.10%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

Russell 1000
®
Value Index to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 1,366,960,034
Total number of portfolio holdings	1,229
Total advisory fees paid	$ 4,898,987
Portfolio turnover rate	131%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.61%
U.S. Treasury Notes, 4.00%, 12/15/2027	2.22%
Bank of America Corp.	2.14%
U.S. Treasury Notes, 4.25%, 12/31/2026	2.08%
Amazon.com, Inc.	1.88%
U.S. Treasury Notes, 4.50%, 12/31/2031	1.62%
Alphabet, Inc., Class A	1.55%
Johnson Controls International PLC	1.37%
Parker-Hannifin Corp.	1.34%
Exxon Mobil Corp.	1.29%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. EQV International Equity Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. EQV International Equity Fund (Series I)	$ 92	0.92%
How Did The Fund Perform During The Period?
•
Global equity markets rose strongly during the fiscal year ended December 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the megacap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. Conversely, potential trade policy risks related to the incoming US administration and a stronger US dollar spurred losses in Latin America.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 0.62%, lagging the MSCI ACWI ex USA
®
Index return of 5.53%. The Fund's relative underperformance for the fiscal year was primarily driven by stock selection in sectors including consumer staples, financials, and industrials; and geographical regions including Japan, France and China. Overweights in consumer staples and France and underweights in financials and China hampered relative results as well.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. (TSMC) |
A Taiwan-based semiconductor company. The company benefited from strong AI demand that led to higher-than expected utilization of 3- and 5-nanometer process chips, which pushed gross profit margins higher than expected. The company showed the ability to raise prices due to its technological leadership, thus increasing its dominance over rivals and taking the majority of market share in AI chips.
Broadcom, Inc. |
A US semiconductor and computer software company. Broadcom’s growth outlook continued to improve due to expanding AI demand and the expected addition of new customers. Margins were also better than expected.
Celestica, Inc. |
A Canada-based electronics manufacturing services (EMS) company. Celestica benefited from accelerating demand for its network switches and hardware products, led by AI-centered datacenter growth and hyperscalers’ capital expenditure plans.
What detracted from performance?
Wal-Mart de Mexico S.A.B. de C.V. (Walmex)
|
A Mexico-based retailer. An unexpected CEO change and a broad sell-off in Mexico’s equity market following the June presidential and congressional elections led to a pullback in the company’s share price. However, we believe Walmex’s overall fundamentals remained strong at period end, underpinned by market share gains and robust ecommerce growth.
Samsung Electronics Co. Ltd. |
A South Korea-based global leader in memory semiconductors, smartphones, electronic displays and other products. Memory semiconductor prices have temporarily declined due to weaker smartphone and PC demand, as well as increased supply of dynamic random-access memory (DRAM) from China. There also was a delay in lucrative orders from NVIDIA (not a Fund holding) in the US.
STMicroelectronics N.V. |
A large European semiconductor chipmaker. The company's shares lagged due to challenges in automotive and industrial end markets. At period end, we continued to believe STMicroelectronics is a good quality semiconductor company that is going through a cyclical correction but remained exposed to long-term growth trends.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. EQV International Equity Fund (Series I)	0.62%	3.23%	4.36%
MSCI ACWI ex USA ® Index (Net)	5.53%	4.10%	4.80%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 1,136,186,316
Total number of portfolio holdings	74
Total advisory fees paid	$ 8,728,787
Portfolio turnover rate	31%
What Comprised The Fund's Ho
l
dings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.71%
Investor AB, Class B	3.19%
RELX PLC	2.85%
RB Global, Inc.	2.24%
Broadcom, Inc.	2.22%
Novo Nordisk A/S, Class B	2.21%
Schneider Electric SE	2.19%
Aristocrat Leisure Ltd.	2.11%
CRH PLC	2.09%
HDFC Bank Ltd., ADR	2.08%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. EQV International Equity Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. EQV International Equity Fund (Series II)	$ 117	1.17%
How Did The Fund Perform During The Period?
•
Global equity markets rose strongly during the fiscal year ended December 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the megacap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. Conversely, potential trade policy risks related to the incoming US administration and a stronger US dollar spurred losses in Latin America.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 0.34%, lagging the MSCI ACWI ex USA
®
Index return of 5.53%. The Fund's relative underperformance for the fiscal year was primarily driven by stock selection in sectors including consumer staples, financials, and industrials; and geographical regions including Japan, France and China. Overweights in consumer staples and France and underweights in financials and China hampered relative results as well.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. (TSMC) |
A Taiwan-based semiconductor company. The company benefited from strong AI demand that led to higher-than expected utilization of 3- and 5-nanometer process chips, which pushed gross profit margins higher than expected. The company showed the ability to raise prices due to its technological leadership, thus increasing its dominance over rivals and taking the majority of market share in AI chips.
Broadcom, Inc. |
A US semiconductor and computer software company. Broadcom’s growth outlook continued to improve due to expanding AI demand and the expected addition of new customers. Margins were also better than expected.
Celestica, Inc. |
A Canada-based electronics manufacturing services (EMS) company. Celestica benefited from accelerating demand for its network switches and hardware products, led by AI-centered datacenter growth and hyperscalers’ capital expenditure plans.
What detracted from performance?
Wal-Mart de Mexico S.A.B. de C.V. (Walmex)
|
A Mexico-based retailer. An unexpected CEO change and a broad sell-off in Mexico’s equity market following the June presidential and congressional elections led to a pullback in the company’s share price. However, we believe Walmex’s overall fundamentals remained strong at period end, underpinned by market share gains and robust ecommerce growth.
Samsung Electronics Co. Ltd. |
A South Korea-based global leader in memory semiconductors, smartphones, electronic displays and other products. Memory semiconductor prices have temporarily declined due to weaker smartphone and PC demand, as well as increased supply of dynamic random-access memory (DRAM) from China. There also was a delay in lucrative orders from NVIDIA (not a Fund holding) in the US.
STMicroelectronics N.V. |
A large European semiconductor chipmaker. The company's shares lagged due to challenges in automotive and industrial end markets. At period end, we continued to believe STMicroelectronics is a good quality semiconductor company that is going through a cyclical correction but remained exposed to long-term growth trends.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. EQV International Equity Fund (Series II)	0.34%	2.97%	4.10%
MSCI ACWI ex USA ® Index (Net)	5.53%	4.10%	4.80%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 1,136,186,316
Total number of portfolio holdings	74
Total advisory fees paid	$ 8,728,787
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.71%
Investor AB, Class B	3.19%
RELX PLC	2.85%
RB Global, Inc.	2.24%
Broadcom, Inc.	2.22%
Novo Nordisk A/S, Class B	2.21%
Schneider Electric SE	2.19%
Aristocrat Leisure Ltd.	2.11%
CRH PLC	2.09%
HDFC Bank Ltd., ADR	2.08%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Infor
ma
tion?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Global Core Equity Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Core Equity Fund (Series I)	$ 107	0.99%
How Did The Fund Perform During The Period?
•
Global equity markets rose strongly during the fiscal year ended December 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega cap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government increased sentiment towards the EM asset class. Conversely, potential trade policy risks related to the incoming US administration and a stronger US dollar spurred losses in Latin America.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 16.85%. For the same time period, the MSCI World Index
SM
(Net) returned 18.67%.
What contributed to performance?
3i Group PLC |
3i benefited from the strong performance of its pan-European discount retailer, Action, which we believe is well-positioned for further store expansion across Europe.
Broadcom, Inc. |
Broadcom's shares rose on strong operating results supported by accelerated demand for its AI-oriented data center chips, and early benefits from its acquisition of VMware.
What detracted from perfor
m
ance?
NVIDIA Corp.
|
The rise of AI has accelerated demand for NVIDIA's industry-leading datacenter computer chips. The Fund continued to hold shares in NVIDIA, but at an underweight position, which detracted from relative performance.
Samsung Electronics Co. Ltd. |
Samsung underperformed on apparent concerns that the memory chips cycle has begun to turn down. The company also continued to suffer from execution challenges in advanced high-bandwidth memory for AI.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Core Equity Fund (Series I)	16.85%	7.85%	7.19%
MSCI World Index SM (Net)	18.67%	11.17%	9.95%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 73,124,599
Total number of portfolio holdings	65
Total advisory fees paid	$ 444,815
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.58%
Amazon.com, Inc.	3.80%
Apple, Inc.	3.05%
3i Group PLC	3.00%
Mastercard, Inc., Class A	2.95%
Thermo Fisher Scientific, Inc.	2.87%
NVIDIA Corp.	2.79%
RELX PLC	2.61%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.35%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
How Has The Fund Changed Over The Pa
st
Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the U.S.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Global Core Equity Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Core Equity Fund (Series II)	$ 134	1.24%
How Did The Fund Perform During The Period?
•
Global equity markets rose strongly during the fiscal year ended December 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega cap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government increased sentiment towards the EM asset class. Conversely, potential trade policy risks related to the incoming US administration and a stronger US dollar spurred losses in Latin America.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 16.72%. For the same time period, the MSCI World Index
SM
(Net) returned 18.67%.
What contributed to performance?
3i Group PLC |
3i benefited from the strong performance of its pan-European discount retailer, Action, which we believe is well-positioned for further store expansion across Europe.
Broadcom, Inc. |
Broadcom's shares rose on strong operating results supported by accelerated demand for its AI-oriented data center chips, and early benefits from its acquisition of VMware.
What detracted from performance?
NVIDIA Corp.
|
The rise of AI has accelerated demand for NVIDIA's industry-leading datacenter computer chips. The Fund continued to hold shares in NVIDIA, but at an underweight position, which detracted from relative performance.
Samsung Electronics Co. Ltd. |
Samsung und
erp
erformed on apparent concerns that the memory chips cycle has begun to turn down. The company also continued to suffer from execution challenges in advanced high-bandwidth memory for
AI
.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Core Equity Fund (Series II)	16.72%	7.62%	6.93%
MSCI World Index SM (Net)	18.67%	11.17%	9.95%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
 invesco.com/viperformance
 for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 73,124,599
Total number of portfolio holdings	65
Total advisory fees paid	$ 444,815
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.58%
Amazon.com, Inc.	3.80%
Apple, Inc.	3.05%
3i Group PLC	3.00%
Mastercard, Inc., Class A	2.95%
Thermo Fisher Scientific, Inc.	2.87%
NVIDIA Corp.	2.79%
RELX PLC	2.61%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.35%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the U.S.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Global Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Fund (Series I)	$ 89	0.82%
How Did The Fund Perform During The Period?
•
Global equity markets rose strongly during the fiscal year ended De ce
mber 31, 2024. In the U.S., enthusiasm around the Artificial Intelligence (AI) investment wave led to concentrated market leadership in the mega-cap technology space, and to outperformance relative to non-U.S. equities. The turn in the interest rate cycle late in the third quarter also caused high quality segments to underperform the wider market, particularly in the second half of the year. Outside of the U.S., emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government increased sentiment towards the EM asset class.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 16.07%. For the same time period, the MSCI All Country World Growth Index (Net) returned 24.23%. The Fund's underperformance for the fiscal year was primarily driven by weaker stock selection results in the information technology and consumer discretionary sectors.
What contributed to performance?
Meta Platforms, Inc. |
In our opinion, during the period Meta Platforms continued its leadership in social media advertising, excelling in user growth, engagement and monetization efficiency. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.
Alphabet, Inc. |
Alphabet reported strong results from its Google Search, Google Cloud, and YouTube advertising platforms. In addition, Alphabet authorized a $10 billion annual divide
n
d and authorized $70 billion in share repurchases over the period. We believe the perceived risks to Google Search are exaggerated and that Alphabet stands to benefit from generative AI, with its vast data resources, a large user base across various platforms, and advanced AI infrastructure.
NVIDIA Corp. |
NVIDIA continues to capitalize on the surge in AI demand. We believe its comprehensive full-stack strategy and diverse product offerings, including the recent introduction of Blackwell chip architecture, promises substantial performance improvements, further solidifying its leading position.
What detracted from performance?
Adobe, Inc.
|
Adobe stands as a leading pioneer in digital creative and marketing tools, successfully transitioning into a thriving cloud platform with substantial scale, profits and growth. Adobe’s stock fell after providing revenue guidance that was lower than expected, causing investor concern about the sustainability of growth for 2025. We view generative AI as a long-term tailwind for the company, but the business may be more mature than we had originally thought.
LVMH Moet Hennessy Louis Vuitton SE |
LVMH, a leading luxury company with brands like Louis Vuitton and Sephora, has faced disappointing quarters due to a slowdown in luxury goods demand, particularly in China. Luxury has long been an important theme in our portfolio, as the tailwind of increasing affluence globally creates a powerful structural growth driver for companies in this area. We believe the company remains well-positioned for long-term growth due to its strong brand portfolio and global presence.
Atlas Copco AB |
Atlas Copco, a leading Swedish industrial company known for products like air compressors, maintains a strong competitive advantage, in our opinion, due to its dominance in the industry and size. Despite a mixed earnings announcement and weaker performance in its air compressor business, the company saw strong results from its vacuum pump business driven by semiconductor industry demand. We made no significant changes to our position during the period as our long-term investment thesis in the company remained intact.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Fund (Series I)	16.07%	9.48%	9.85%
MSCI All Country World Growth Index (Net)	24.23%	13.07%	11.88%
MSCI ACWI Index (Net)	17.49%	10.06%	9.23%
Effective after the close of business on May 24, 2019, Non-Service shares of Oppenheimer Global Fund/VA (the predecessor fund), were reorganized into Series I shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Non-Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 2,063,557,466
Total number of portfolio holdings	64
Total advisory fees paid	$ 13,279,778
Portfolio turnover rate	10%
What Comprised The F
un
d's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.91%
Meta Platforms, Inc., Class A	8.88%
DLF Ltd.	4.62%
S&P Global, Inc.	4.27%
SAP SE	3.97%
Analog Devices, Inc.	3.95%
NVIDIA Corp.	3.75%
Marvell Technology, Inc.	3.64%
Visa, Inc., Class A	2.92%
Intuit, Inc.	2.87%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Global Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Fund (Series II)	$ 115	1.07%
How Did The Fund Perform During The
P
eriod?
•
Global equity markets rose strongly during the fiscal year ended December 31, 2024. In the U.S., enthusiasm around the Artificial Intelligence (AI) investment wave led to concentrated market leadership in the mega-cap technology space, and to outperformance relative to non-U.S. equities. The turn in the interest rate cycle late in the third quarter also caused high quality segments to underperform the wider market, particularly in the second half of the year. Outside of the U.S., emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government increased sentiment towards the EM asset class.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 15.78%. For the same time period, the MSCI All Country World Growth Index (Net) returned 24.23%. The Fund's underperformance for the fiscal year was primarily driven by weaker stock selection results in the information technology and consumer discretionary sectors.
What contributed to performance?
Meta Platforms, Inc. |
In our opinion, during the period Meta Platforms continued its leadership in social media advertising, excelling in user growth, engagement and monetization efficiency. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.
Alphabet, Inc. |
Alphabet reported strong results from its Google Search, Google Cloud, and YouTube advertising platforms. In addition, Alphabet authorized a $10 billion annual dividend and authorized $70 billion in share repurchases over the period. We believe the perceived risks to Google Search are exaggerated and that Alphabet stands to benefit from generative AI, with its vast data resources, a large user base across various platforms, and advanced AI infrastructure.
NVIDIA Corp. |
NVIDIA continues to capitalize on the surge in AI demand. We believe its comprehensive full-stack strategy and diverse product offerings, including the recent introduction of Blackwell chip architecture, promises substantial performance improvements, further solidifying its leading position.
What detracted from performance?
Adobe, Inc.
|
Adobe stands as a leading pioneer in digital creative and marketing tools, successfully transitioning into a thriving cloud platform with substantial scale, profits and growth. Adobe’s stock fell after providing revenue guidance that was lower than expected, causing investor concern about the sustainability of growth for 2025. We view generative AI as a long-term tailwind for the company, but the business may be more mature than we had originally thought.
LVMH Moet Hennessy Louis Vuitton SE |
LVMH, a leading luxury company with brands like Louis Vuitton and Sephora, has faced disappointing quarters due to a slowdown in luxury goods demand, particularly in China. Luxury has long been an important theme in our portfolio, as the tailwind of increasing affluence globally creates a powerful structural growth driver for companies in this area. We believe the company remains well-positioned for long-term growth due to its strong brand portfolio and global presence.
Atlas Copco AB |
Atlas Copco, a leading Swedish industrial company known for products like air compressors, maintains a strong competitive advantage, in our opinion, due to its dominance in the industry and size. Despite a mixed earnings announcement and weaker performance in its air compressor business, the company saw strong results from its vacuum pump business driven by semiconductor industry demand. We made no significant changes to our position during the period as our long-term investment thesis in the company remained intact.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Fund (Series II)	15.78%	9.21%	9.58%
MSCI All Country World Growth Index (Net)	24.23%	13.07%	11.88%
MSCI ACWI Index (Net)	17.49%	10.06%	9.23%
Effective after the close of business on May 24, 2019, Service shares of Oppenheimer Global Fund/VA (the predecessor fund), were reorganized into Series II shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 2,063,557,466
Total number of portfolio holdings	64
Total advisory fees paid	$ 13,279,778
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.91%
Meta Platforms, Inc., Class A	8.88%
DLF Ltd.	4.62%
S&P Global, Inc.	4.27%
SAP SE	3.97%
Analog Devices, Inc.	3.95%
NVIDIA Corp.	3.75%
Marvell Technology, Inc.	3.64%
Visa, Inc., Class A	2.92%
Intuit, Inc.	2.87%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I F
in
d More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Global Real Estate Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Real Estate Fund (Series I)	$ 104	1.05%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the global real estate market delivered single digit positive returns. Real estate delivered muted returns as rising interest rates and economic uncertainty weighed on the asset class.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned -1.80%. For the same time period, the Custom Invesco Global Real Estate Index returned 0.94%. The Fund underperformed the Custom Invesco Global Real Estate Index for the period, driven by underperformance in both stock selection and market allocation.
What contributed to performance?
Australia |
In Australia, the Fund benefited from underweight exposure to industrial focused developer and fund manager Goodman Group, which underperformed after strong performance in prior periods. The Fund also benefited from its residential exposure in Australia.
Singapore |
Underweight exposure to Singapore contributed to relative
performance
. Singapore REITs’ relatively high leverage, overseas asset exposures, and high-interest-rate sensitivity contributed to their underperformance. The Fund benefited from the significant underweight positioning and received an incremental performance lift from favorable stock selection as positioning in Singapore REITs outperformed Singapore Developers.
What detracted from performance?
Hong Kong
|
Stock selection in Hong Kong detracted from relative performance. The key detractor that contributed to the underperformance was the Fund's overweight to Link REIT, a broad portfolio primarily in Hong Kong and key cities in China that cater to necessity consumption needs. After a period of strong performance in 2023, Link REIT saw weaker performance as the expected pace of interest rate declines in the US moderated.
United Kingdom |
The UK underperformed for the period; within the UK, companies with higher growth prospects tended to lag as value was rewarded by the market. In particular, UK industrial real estate offered less upside performance in the period than anticipated.
United States |
The Fund's holding of life science focused Alexandria significantly underperformed other more deeply discounted US office REITs. Additionally, a large holding in single family rental operator Invitation Homes also significantly lagged its residential focused peer group after reporting moderating rental pricing power. Overweight exposure to lodging and stock selection among industrial real estate investors also generated negative relative performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Real Estate Fund (Series I)	(1.80) %	(2.39) %	1.52%
Custom Invesco Global Real Estate Index (Net)	0.94%	(1.49) %	2.20%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%
The Custom Invesco Global Real Estate Index is composed of the FTSE EPRA/NAREIT Developed Index (gross) from fund inception through Feb. 17, 2005; the FTSE EPRA/NAREIT Developed Index (net) from Feb. 18, 2005, through June 30, 2014; the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through June 30, 2021, and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 96,482,803
Total number of portfolio holdings	73
Total advisory fees paid	$ 813,836
Portfolio turnover rate	101%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.00%
Welltower, Inc.	6.25%
Simon Property Group, Inc.	4.33%
Prologis, Inc.	4.05%
Digital Realty Trust, Inc.	3.59%
Equity LifeStyle Properties, Inc.	3.42%
Equity Residential	3.13%
Goodman Group	2.84%
Invitation Homes, Inc.	2.55%
Realty Income Corp.	2.55%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Global Real Estate Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Real Estate Fund (Series II)	$ 129	1.30%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the global real estate market delivered single digit positive returns. Real estate delivered muted returns as rising interest rates and economic uncertainty weighed on the asset class.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned -2.11% For the same time period, the Custom Invesco Global Real Estate Index returned 0.94%. The Fund underperformed the Custom Invesco Global Real Estate Index for the period, driven by underperformance in both stock selection and market allocation.
What contributed to performance?
Australia |
In Australia, the Fund benefited from underweight exposure to industrial focused developer and fund manager Goodman Group, which underperformed after strong performance in prior periods. The Fund also benefited from its residential exposure in Australia.
Singapore |
Underweight exposure to Singapore contributed to relative performance.
Singapore
REITs’ relatively high leverage, overseas asset exposures, and high-interest-rate sensitivity contributed to their underperformance. The Fund benefited from the significant underweight positioning and received an incremental performance lift from favorable stock selection as positioning in Singapore REITs outperformed Singapore Developers.
What detracted from performance?
Hong Kong
|
Stock selection in Hong Kong detracted from relative performance. The key detractor that contributed to the underperformance was the Fund's overweight to Link REIT, a broad portfolio primarily in Hong Kong and key cities in China that cater to necessity consumption needs. After a period of strong performance in 2023, Link REIT saw weaker performance as the expected pace of interest rate declines in the US moderated.
United Kingdom |
The UK underperformed for the period; within the UK, companies with higher growth prospects tended to lag as value was rewarded by the market. In particular, UK industrial real estate offered less upside performance in the period than anticipated.
United States |
The Fund's holding of life science focused Alexandria significantly underperformed other more deeply discounted US office REITs. Additionally, a large holding in single family rental operator Invitation Homes also significantly lagged its residential focused peer group after reporting moderating rental pricing power. Overweight exposure to lodging and stock selection among industrial real estate investors also generated negative relative performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Real Estate Fund (Series II)	(2.11) %	(2.64) %	1.26%
Custom Invesco Global Real Estate Index (Net)	0.94%	(1.49) %	2.20%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%
The Custom Invesco Global Real Estate Index is composed of the FTSE EPRA/NAREIT Developed Index (gross) from fund inception through Feb. 17, 2005; the FTSE EPRA/NAREIT Developed Index (net) from Feb. 18, 2005, through June 30, 2014; the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through June 30, 2021, and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 96,482,803
Total number of portfolio holdings	73
Total advisory fees paid	$ 813,836
Portfolio turnover rate	101%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
Equinix, Inc.	8.00%
Welltower, Inc.	6.25%
Simon Property Group, Inc.	4.33%
Prologis, Inc.	4.05%
Digital Realty Trust, Inc.	3.59%
Equity LifeStyle Properties, Inc.	3.42%
Equity Residential	3.13%
Goodman Group	2.84%
Invitation Homes, Inc.	2.55%
Realty Income Corp.	2.55%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Global Strategic Income Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Strategic Income Fund (Series I)	$ 95	0.93% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the global fixed income market broadly benefited from an environment of global growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
•
For the fiscal year ended, December 31, 2024, Series I shares of the Fund returned 3.40%. For the same time period, the Bloomberg Global Aggregate Index returned (1.69)%.
What contributed to performance?
Credit Exposure |
The top contributors to relative return were credit exposures in Europe and the US.
Foreign Currency Exposure |
The top contributors to relative return were positioning in the Euro and Turkish lira.
Interest Rate Positioning |
The top contributors to relative return were interest rate positioning in the US and South Africa.
What detracted from performance?
Credit Exposure
|
The top detractors to relative return were credit exposures in Italy and Germany.
Foreign Currency Exposure |
The top detractors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning |
The top detractors to relative return were interest rate positioning in China and Brazil.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Strategic Income Fund (Series I)	3.40%	(0.14) %	1.53%
Bloomberg Global Aggregate Index	(1.69) %	(1.96) %	0.15%
Effective after the close of business on May 24, 2019, Non-Service shares of Oppenheimer Global Strategic Income Fund/VA (the predecessor fund), were reorganized into Series I shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Non-Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 679,134,819
Total number of portfolio holdings	875
Total advisory fees paid	$ 4,828,816
Portfolio turnover rate	354%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 01/01/2055	22.33%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	20.64%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	4.43%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	2.79%
Invesco Senior Loan ETF	2.28%
U.S. Treasury Bills, 4.40%, 05/01/2025	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.79%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.31%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.05%, 03/13/2046	1.15%
YPF S.A., Class D	1.12%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Global Strategic Income Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Strategic Income Fund (Series II)	$ 120	1.18% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the global fixed income market broadly benefited from an environment of global growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
•
For the fiscal year ended, December 31, 2024, Series II shares of the Fund returned 3.02%. For the same time period, the Bloomberg Global Aggregate Index returned (1.69)%.
What contributed to performance?
Credit Exposure |
The top contributors to relative return were credit exposures in Europe and the US.
Foreign Currency Exposure |
The top contributors to relative return were positioning in the Euro and Turkish lira.
Interest Rate Positioning |
The top contributors to relative return were interest rate positioning in the US and South Africa.
What detracted from performance?
Credit Exposure
|
The top detractors to relative return were credit exposures in Italy and Germany.
Foreign Currency Exposure |
The top detractors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning |
The top detractors to relative return were interest rate positioning in China and Brazil.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Strategic Income Fund (Series II)	3.02%	(0.43) %	1.28%
Bloomberg Global Aggregate Index	(1.69) %	(1.96) %	0.15%
Effective after the close of business on May 24, 2019, Service shares of Oppenheimer Global Strategic Income Fund/VA (the predecessor fund), were reorganized into Series II shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 679,134,819
Total number of portfolio holdings	875
Total advisory fees paid	$ 4,828,816
Portfolio turnover rate	354%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 01/01/2055	22.33%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	20.64%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	4.43%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	2.79%
Invesco Senior Loan ETF	2.28%
U.S. Treasury Bills, 4.40%, 05/01/2025	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.79%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.31%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.05%, 03/13/2046	1.15%
YPF S.A., Class D	1.12%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Government Money Market Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Government Money Market Fund (Series I)	$ 37	0.36%
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 941,149,006
Total number of portfolio holdings	82
Total advisory fees paid	$ 1,368,003
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Composition by maturity, in days

(% of total investments)*
1-7	62.5%
8-30	9.0%
31-60	3.1%
91-180	4.5%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information
about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Government Money Market Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Government Money Market Fund (Series II)	$ 62	0.61%
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 941,149,006
Total number of portfolio holdings	82
Total advisory fees paid	$ 1,368,003
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Composition by maturity, in days

(% of total investments)*
1-7	62.5%
8-30	9.0%
31-60	3.1%
91-180	4.5%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Government Securities Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Government Securities Fund (Series I)	$ 71	0.70%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the Fund generated a positive return despite longer term Treasury yields increasing by 25 to 75 basis points across the yield curve. Non-Treasury sectors of the bond market performed well this year as economic growth and employment outperformed their respective forecasts.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 1.72%. For the same time period, the Bloomberg Intermediate U.S. Government Index returned 2.44%.
What contributed to performance?
Agency mortgage-backed securities |
During 2024, the agency mortgage market, in which the Fund invested a significant portion of its assets during the period, performed better than US Treasury securities, given the significant yield advantage enjoyed by agency mortgage-backed securities versus Treasuries.
Non-agency MBS, CMBS, ABS |
Non-agency mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities performed well due to attractive starting yields and relatively strong economic performance in 2024, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Duration positioning
|
The Fund's duration positioning detracted from performance during 2024, given a somewhat longer duration for the Fund versus the Bloomberg Intermediate U.S. Government Index.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Government Securities Fund (Series I)	1.72%	(0.17) %	0.91%
Bloomberg Intermediate U.S. Government Index	2.44%	0.49%	1.24%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 321,449,961
Total number of portfolio holdings	415
Total advisory fees paid	$ 1,614,110
Portfolio turnover rate	314%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	5.86%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.69%
Federal Home Loan Bank, 0.50%, 04/14/2025	4.46%
Federal National Mortgage Association, TBA, 5.00%, 06/25/2054	4.18%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	3.68%
Government National Mortgage Association, TBA, 4.50%, 01/01/2055	3.15%
UBS AG, 4.97%, 05/01/2025	2.80%
Mitsubishi UFJ Trust & Banking Corp., 4.65%, 03/07/2025	2.80%
U.S. Treasury Notes, 1.13%, 02/28/2027	2.67%
Sumitomo Mitsui Banking Corp., 4.75%, 03/18/2025	2.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Government Securities Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Government Securities Fund (Series II)	$ 96	0.95%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the Fund generated a positive return despite longer term Treasury yields increasing by 25 to 75 basis points across the yield curve. Non-Treasury sectors of the bond market performed well this year as economic growth and employment outperformed their respective forecasts.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 1.48%. For the same time period, the Bloomberg Intermediate U.S. Government Index returned 2.44%.
What contributed to performance?
Agency mortgage-backed securities |
During 2024, the agency mortgage market, in which the Fund invested a significant portion of its assets during the period, performed better than US Treasury securities, given the significant yield advantage enjoyed by agency mortgage-backed securities versus Treasuries.
Non-agency MBS, CMBS, ABS |
Non-agency mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities performed well due to attractive starting yields and relatively strong economic performance in 2024, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Duration positioning
|
The Fund's duration positioning detracted from performance during 2024, given a somewhat longer duration for the Fund versus the Bloomberg Intermediate U.S. Government Index.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Government Securities Fund (Series II)	1.48%	(0.40) %	0.67%
Bloomberg Intermediate U.S. Government Index	2.44%	0.49%	1.24%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 321,449,961
Total number of portfolio holdings	415
Total advisory fees paid	$ 1,614,110
Portfolio turnover rate	314%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	5.86%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.69%
Federal Home Loan Bank, 0.50%, 04/14/2025	4.46%
Federal National Mortgage Association, TBA, 5.00%, 06/25/2054	4.18%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	3.68%
Government National Mortgage Association, TBA, 4.50%, 01/01/2055	3.15%
UBS AG, 4.97%, 05/01/2025	2.80%
Mitsubishi UFJ Trust & Banking Corp., 4.65%, 03/07/2025	2.80%
U.S. Treasury Notes, 1.13%, 02/28/2027	2.67%
Sumitomo Mitsui Banking Corp., 4.75%, 03/18/2025	2.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Growth and Income Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Growth and Income Fund (Series I)	$ 82	0.76%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the U.S. economy was resilient as data suggested the Federal Reserve (Fed) may have achieved its fabled soft landing, with strong consumer spending and low unemployment providing support. Enthusiasm around the artificial intelligence (AI) investment theme led to concentrated market leadership in the large cap technology space during the period.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 16.00%. For the same time period, the Russell 1000
®
Value Index returned 14.37%. The Fund outperformed the Russell 1000
®
Value Index primarily due to strong stock selection in the financials and consumer discretionary sectors. Stock selection and an underweight in real estate also aided relative performance. On the flipside, stock selection in industrials was the largest detractor from the Fund's relative return. Stock selection in health care and energy also detracted from relative returns.
What contributed to performance?
Wells Fargo & Co. |
Wells Fargo reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America Corp. |
Bank of America reported an increase in net interest income, along with strong growth in investment banking and asset management fees.
Amazon.com, Inc. |
The online retailer reported better than expected revenue and earnings, as well as strength in its Amazon Web Services (AWS) cloud business.
What detracted from performance?
CVS Health Corp.
|
CVS faced headwinds due to higher costs and utilization during the period. Shares declined further amid speculation that Congress may force the separation of pharmacy benefit managers from the insurance business, which would negatively affect the company.
Humana, Inc. |
Despite better-than-expected earnings, concerns about Medicaid redetermination negatively impacted Humana's share price.
Stanley Black & Decker, Inc. |
The toolmaker reported earnings that were in line with estimates, but revenues fell below estimates. The company also revised its future estimates lower.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Growth and Income Fund (Series I)	16.00%	10.07%	8.80%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 1,306,014,265
Total number of portfolio holdings	105
Total advisory fees paid	$ 7,589,049
Portfolio turnover rate	23%
What Comprised The Fund's Hol
d
in
gs
?
(as of December
31
,
20
24)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.06%
Bank of America Corp.	3.50%
Amazon.com, Inc.	2.49%
Johnson Controls International PLC	2.28%
Parker-Hannifin Corp.	2.06%
Alphabet, Inc., Class A	2.03%
Johnson & Johnson	1.98%
Exxon Mobil Corp.	1.97%
Willis Towers Watson PLC	1.97%
CBRE Group, Inc., Class A	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Growth and Income Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Growth and Income Fund (Series II)	$ 109	1.01%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the U.S. economy was resilient as data
suggested the Federal Reserve (Fed) may have achieved its fabled soft landing, with strong consumer spending and low unemployment providing support. Enthusiasm around the artificial intelligence (AI) investment theme led to concentrated market leadership in the large cap technology space during the period.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 15.72%. For the same time period, the Russell 1000
®
Value Index returned 14.37%. The Fund outperformed the Russell 1000
®
Value Index primarily due to strong stock selection in the financials and consumer discretionary sectors. Stock selection and an underweight in real estate also aided relative performance. On the flipside, stock selection in industrials was the largest detractor from the Fund's relative return. Stock selection in health care and energy also detracted from relative returns.
What contributed to performance?
Wells Fargo & Co. |
Wells Fargo reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America Corp. |
Bank of America reported an increase in net interest income, along with strong growth in investment banking and asset management fees.
Amazon.com, Inc. |
The online retailer reported better than expected revenue and earnings, as well as strength in its Amazon Web Services (AWS) cloud business.
What detracted from performance?
CVS Health Corp.
|
CVS faced headwinds due to higher costs and utilization during the period. Shares declined further amid speculation that Congress may force the separation of pharmacy benefit managers from the insurance business, which would negatively affect the company.
Humana, Inc. |
Despite better-than-expected earnings, concerns about Medicaid redetermination negatively impacted Humana's share price.
Stanley Black & Decker, Inc. |
The toolmaker reported earnings that were in line with estimates, but revenues fell below estimates. The company also revised its future estimates lower.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Growth and Income Fund (Series II)	15.72%	9.81%	8.53%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About
The
Fund
?
(as of December 31, 2024)
Fund net assets	$ 1,306,014,265
Total number of portfolio holdings	105
Total advisory fees paid	$ 7,589,049
Portfolio turnover rate	23%
What Comprised The Fund's
H
olding
s
?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.06%
Bank of America Corp.	3.50%
Amazon.com, Inc.	2.49%
Johnson Controls International PLC	2.28%
Parker-Hannifin Corp.	2.06%
Alphabet, Inc., Class A	2.03%
Johnson & Johnson	1.98%
Exxon Mobil Corp.	1.97%
Willis Towers Watson PLC	1.97%
CBRE Group, Inc., Class A	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Health Care Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Health Care Fund (Series I)	$ 102	1.00%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the economy held up well despite higher interest rates and relatively sticky inflation. The health care sector underperformed the broad market as headwinds across multiple health care industries weighed on performance.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 4.17%. For the same time period, the S&P Composite 1500
®
Health Care Index returned 2.81%. The Fund outperformed the S&P Composite 1500
®
Health Care Index primarily due to strong stock selection in the health care equipment, health care providers and pharmaceuticals industries. These results were partially offset by weaker stock selection within the life science tools & services industry.
What contributed to performance?
Eli Lilly and Co. |
Large-cap pharmaceutical company that makes drugs to treat Alzheimer’s, cancer, diabetes, obesity, pain, and autoimmune diseases. The company posted better than expected earnings and raised 2024 guidance, driven by continued success and expansion in its obesity treatments.
Boston Scientific Corp. |
Makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal, and pulmonological conditions. The company reported better than expected organic growth in its cardiovascular systems, driven by strength in Farapulse, the company’s recently launched pulsed field ablation system.
Intuitive Surgical, Inc. |
Makes robotic surgical equipment. The stock rose after the company reported better-than-expected revenues and raised guidance, driven by procedure volume growth and installed base growth.
What detracted from performance?
Zoetis, Inc.
|
Makes animal health medicines, vaccines, devices, tests, and diagnostic products and services. The stock declined due to concerns of lower-than-expected patient volumes in its Companion Animal channel, softer demand for its arthritis pain management drug Librela, competitive pricing pressure, and weakness in diagnostics.
DexCom, Inc. |
Makes wearable continuous glucose monitoring devices used to monitor and treat diabetes. The company reported disappointing results driven by a US salesforce realignment that negatively impacted sales, lower revenue per customer, and softness in its international business. The Fund’s positions in DexCom were sold during the fiscal year.
UnitedHealth Group, Inc. |
Large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined after the company guided to higher-than-expected medical losses.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Health Care Fund (Series I)	4.17%	3.64%	5.40%
S&P Composite 1500® Health Care Index	2.81%	7.70%	9.18%
MSCI World Health Care Index (Net)	1.13%	6.18%	7.33%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics
About
The
Fund
?
(as of December 31, 2024)
Fund net assets	$ 164,681,934
Total number of portfolio holdings	82
Total advisory fees paid	$ 1,379,265
Portfolio turnover rate	57%
What Comprised The
Fund's
Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.42%
Boston Scientific Corp.	8.11%
UnitedHealth Group, Inc.	6.75%
Intuitive Surgical, Inc.	5.50%
Stryker Corp.	4.22%
Danaher Corp.	3.82%
Vertex Pharmaceuticals, Inc.	3.51%
AbbVie, Inc.	3.14%
Cencora, Inc.	2.51%
AstraZeneca PLC, ADR	2.43%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Health Care Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Health Care Fund (Series II)	$ 127	1.25%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the economy held up well despite higher interest rates and relatively sticky inflation. The health care sector underperformed the broad market as headwinds across multiple health care industries weighed on performance.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 3.87%. For the same time period, the S&P Composite 1500
®
Health Care Index returned 2.81%. The Fund outperformed the S&P Composite 1500
®
Health Care Index primarily due to strong stock selection in the health care equipment, health care providers and pharmaceuticals industries. These results were partially offset by weaker stock selection within the life science tools & services industry.
What contributed to performance?
Eli Lilly and Co. |
Large-cap pharmaceutical company that makes drugs to treat Alzheimer’s, cancer, diabetes, obesity, pain, and autoimmune diseases. The company posted better than expected earnings and raised 2024 guidance
,
driven by continued success and expansion in its obesity treatments.
Boston Scientific Corp. |
Makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal, and pulmonological conditions. The company reported better than expected organic growth in its cardiovascular systems, driven by strength in Farapulse, the company’s recently launched pulsed field ablation system.
Intuitive Surgical, Inc. |
Makes robotic surgical equipment. The stock rose after the company reported better-than-expected revenues and raised guidance, driven by procedure volume growth and installed base growth.
What detracted from performance?
Zoetis, Inc.
|
Makes animal health medicines, vaccines, devices, tests, and diagnostic products and services. The stock declined due to concerns of lower-than-expected patient volumes in its Companion Animal channel, softer demand for its arthritis pain management drug Librela, competitive pricing pressure, and weakness in diagnostics.
DexCom, Inc. |
Makes wearable continuous glucose monitoring devices used to monitor and treat diabetes. The company reported disappointing results driven by a US salesforce realignment that negatively impacted sales, lower revenue per customer, and softness in its international business. The Fund’s positions in DexCom were sold during the fiscal year.
UnitedHealth Group, Inc. |
Large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined after the company guided to higher-than-expected medical losses.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Health Care Fund (Series II)	3.87%	3.38%	5.13%
S&P Composite 1500® Health Care Index	2.81%	7.70%	9.18%
MSCI World Health Care Index (Net)	1.13%	6.18%	7.33%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 164,681,934
Total number of portfolio holdings	82
Total advisory fees paid	$ 1,379,265
Portfolio turnover rate	57%
What Comprised The
Fund's
Holdings
?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
Eli Lilly and Co.	9.42%
Boston Scientific Corp.	8.11%
UnitedHealth Group, Inc.	6.75%
Intuitive Surgical, Inc.	5.50%
Stryker Corp.	4.22%
Danaher Corp.	3.82%
Vertex Pharmaceuticals, Inc.	3.51%
AbbVie, Inc.	3.14%
Cencora, Inc.	2.51%
AstraZeneca PLC, ADR	2.43%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. High Yield Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. High Yield Fund (Series I)	$ 95	0.91%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the high yield bond market benefited from resilient economic growth, the beginning
of the Federal Reserve easing cycle, a benign default environment, and elevated yields. Since the Fund is predominantly invested in high yield corporate credit, it benefited from this macroeconomic backdrop.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 7.73%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.19%.
What contributed to performance?
Security Selection  |
During the period, the Fund benefited from security selection within high yield corporate credit. Within industrials, selection within energy and consumer cyclicals were key drivers of overall performance. Performance was boosted by selection within financial institutions, specifically in banking and real estate investment trusts (REITs).
What detracted from performance?
Security Selection
|
During the period, security selection within technology detracted from overall performance. An underweight to consumer non-cyclicals also dragged on performance for the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. High Yield Fund (Series I)	7.73%	2.97%	3.81%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.

Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The
Fund
?
(as of December 31, 2024)
Fund net assets	$ 152,150,246
Total number of portfolio holdings	301
Total advisory fees paid	$ 937,884
Portfolio turnover rate	134%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.58%
Carriage Services, Inc., 4.25%, 05/15/2029	1.51%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.42%
Aircastle Ltd., 5.25%,	1.32%
Vistra Corp., Series C, 8.88%,	1.08%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.04%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.03%
Studio City Finance Ltd., 5.00%, 01/15/2029	0.98%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.97%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
BBB	3.99
BB	42.25
B	36.61
CCC and below	14.18
Cash	2.85
Not Rated	0.12
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review
the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. High Yield Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. High Yield Fund (Series II)	$ 120	1.16%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the high yield bond market benefited from resilient economic growth, the beginning of the Federal Reserve easing cycle, a benign default environment, and elevated yields. Since the Fund is predominantly invested in high yield corporate credit, it benefited from this macroeconomic backdrop.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 7.37%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.19%.
What contributed to performance?
Security Selection  |
During the period, the Fund benefited from security selection within high yield corporate credit. Within industrials, selection within energy and consumer cyclicals were key drivers of overall performance. Performance was boosted by selection within financial institutions, specifically in banking and real estate investment trusts (REITs).
What detracted from performance?
Security Selection
|
During the period, security selection within technology detracted from overall performance. An underweight to consumer non-cyclicals also dragged on performance for the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. High Yield Fund (Series II)	7.37%	2.72%	3.55%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 152,150,246
Total number of portfolio holdings	301
Total advisory fees paid	$ 937,884
Portfolio turnover rate	134%
What Comprised The Fund's Holdings?
(as of
December
31, 2024)
Top ten holdings*
(% of net assets)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.58%
Carriage Services, Inc., 4.25%, 05/15/2029	1.51%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.42%
Aircastle Ltd., 5.25%,	1.32%
Vistra Corp., Series C, 8.88%,	1.08%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.04%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.03%
Studio City Finance Ltd., 5.00%, 01/15/2029	0.98%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.97%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
BBB	3.99
BB	42.25
B	36.61
CCC and below	14.18
Cash	2.85
Not Rated	0.12
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepa
ge.

How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Main Street Fund
®
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Main Street Fund
®
(the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Fund ® (Series I)	$ 89	0.80% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund underperformed its benchmark mainly as a result of stock selection in the industrials, consumer discretionary and communication services sectors. Stronger stock selection in the information technology, financials and health care sectors partially offset these results.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 23.65%. For the same time period, the S&P 500
®
Index returned 25.02%.
What contributed to performance?
NVIDIA Corp. |
NVIDIA reported strong results and commented that AI-related demand should remain durable for the foreseeable future given the backlog of existing products and upcoming launches of new products.
American Express Co. |
American Express returned strong results as declining interest rates appeared to increase conviction for a soft economic landing, which we believe should benefit its credit card business.
What detracted from performance?
Prologis, Inc.
|
Prologis underperformed during the period as it faced earnings headwinds, including softening near-term lease activity in the face of significant new supply in a few key markets, most notably southern California.
Zimmer Biomet Holdings, Inc. |
Zimmer Biomet detracted from the Fund’s results despite posting strong earnings as investors appeared disappointed with results in its core business of hip and knee replacements.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Fund® (Series I)	23.65%	12.08%	11.24%
S&P 500® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Non-Service shares of Oppenheimer Main Street Fund
®
/VA (the predecessor fund), were reorganized into Series I shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Non-Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 785,800,399
Total number of portfolio holdings	76
Total advisory fees paid	$ 4,628,317
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.45%
Microsoft Corp.	7.26%
Apple, Inc.	6.22%
Amazon.com, Inc.	5.41%
Alphabet, Inc., Class A	3.38%
Meta Platforms, Inc., Class A	3.23%
JPMorgan Chase & Co.	2.75%
Broadcom, Inc.	2.43%
Philip Morris International, Inc.	2.17%
Exxon Mobil Corp.	2.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Main Street Fund
®
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Main Street Fund
®
(the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Fund ® (Series II)	$ 117	1.05% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund underperformed its benchmark mainly as a result of stock selection in the industrials, consumer discretionary and communication services sectors. Stronger stock selection in the information technology, financials and health care sectors partially offset these results.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 23.39%. For the same time period, the S&P 500
®
Index returned 25.02%.
What contributed to performance?
NVIDIA Corp. |
NVIDIA reported strong results and commented that AI-related demand should remain durable for the foreseeable future given the backlog of existing products and upcoming launches of new products.
American Express Co. |
American Express returned strong results as declining interest rates appeared to increase conviction for a soft economic landing, which we believe should benefit its credit card business.
What detracted from performance?
Prologis, Inc.
|
Prologis underperformed during the period as it faced earnings headwinds, including softening near-term lease activity in the face of significant new supply in a few key markets, most notably southern California.
Zimmer Biomet Holdings, Inc. |
Zimmer Biomet detracted from the Fund’s results despite posting strong earnings as investors appeared disappointed with results in its core business of hip and knee replacements.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Fund® (Series II)	23.39%	11.81%	10.97%
S&P 500® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Service shares of Oppenheimer Main Street Fund
®
/VA (the predecessor fund), were reorganized into Series II shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 785,800,399
Total number of portfolio holdings	76
Total advisory fees paid	$ 4,628,317
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.45%
Microsoft Corp.	7.26%
Apple, Inc.	6.22%
Amazon.com, Inc.	5.41%
Alphabet, Inc., Class A	3.38%
Meta Platforms, Inc., Class A	3.23%
JPMorgan Chase & Co.	2.75%
Broadcom, Inc.	2.43%
Philip Morris International, Inc.	2.17%
Exxon Mobil Corp.	2.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Main Street Mid Cap Fund
®
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Mid Cap Fund ® (Series I)	$ 103	0.95%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending, and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 17.07%. For the same time period, the Russell MidCap
®
Index returned 15.34%. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care, and materials sectors. Weaker stock selection in the financials, energy, and utilities sectors partially offset the Fund's performance results.
What contributed to performance?
Howmet Aerospace, Inc. |
Howmet Aerospace outperformed, as it reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded investor expectations and the company raised its dividend and increased its share repurchase program.
Astera Labs, Inc. |
Astera Labs makes connectivity chips for cloud and artificial intelligence (AI) data centers. The firm reported revenue growth that exceeded expectations while providing guidance that was interpreted optimistically, including news about expected new products and customer wins.
What detracted from performance?
MongoDB, Inc.
|
MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. MongoDB has gained market share in the large database software market but underperformed during the period as it reported underwhelming results that saw slower than expected new customer additions and growth within its installed customer base.
Acadia Healthcare Co., Inc. |
Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. The Fund’s position in Acadia Healthcare was sold during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Mid Cap Fund® (Series I)	17.07%	9.12%	7.95%
Russell Midcap® Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.

Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 213,453,275
Total number of portfolio holdings	97
Total advisory fees paid	$ 1,505,864
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.86%
Trade Desk, Inc. (The), Class A	1.84%
Raymond James Financial, Inc.	1.73%
Wyndham Hotels & Resorts, Inc.	1.64%
Cheniere Energy, Inc.	1.62%
M&T Bank Corp.	1.61%
Marvell Technology, Inc.	1.54%
Motorola Solutions, Inc.	1.53%
Howmet Aerospace, Inc.	1.49%
Tyler Technologies, Inc.	1.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Main Street Mid Cap Fund
®
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund
®
(the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Mid Cap Fund ® (Series II)	$ 130	1.20%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending, and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 16.79%. For the same time period, the Russell MidCap
®
Index returned 15.34%. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care, and materials sectors. Weaker stock selection in the financials, energy, and utilities sectors partially offset the Fund's performance results.
What contributed to performance?
Howmet Aerospace, Inc. |
Howmet Aerospace outperformed, as it reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded investor expectations and the company raised its dividend and increased its share repurchase program.
Astera Labs, Inc. |
Astera Labs makes connectivity chips for cloud and artificial intelligence (AI) data centers. The firm reported revenue growth that exceeded expectations while providing guidance that was interpreted optimistically, including news about expected new products and customer wins.
What detracted from performance?
MongoDB, Inc.
|
MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. MongoDB has gained market share in the large database software market but underperformed during the period as it reported underwhelming results that saw slower than expected new customer additions and growth within its installed customer base.
Acadia Healthcare Co., Inc. |
Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. The Fund’s position in Acadia Healthcare was sold during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Mid Cap Fund® (Series II)	16.79%	8.83%	7.68%
Russell Midcap® Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 213,453,275
Total number of portfolio holdings	97
Total advisory fees paid	$ 1,505,864
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.86%
Trade Desk, Inc. (The), Class A	1.84%
Raymond James Financial, Inc.	1.73%
Wyndham Hotels & Resorts, Inc.	1.64%
Cheniere Energy, Inc.	1.62%
M&T Bank Corp.	1.61%
Marvell Technology, Inc.	1.54%
Motorola Solutions, Inc.	1.53%
Howmet Aerospace, Inc.	1.49%
Tyler Technologies, Inc.	1.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Main Street Small Cap Fund
®
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Small Cap Fund ® (Series I)	$ 93	0.87%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the health care, consumer discretionary and materials sectors. Weaker stock selection in the information technology, communication services and industrials sectors partially offset these results.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 12.69%. For the same time period, the Russell 2000
®
Index returned 11.54%.
What contributed to performance?
ADMA Biologics, Inc. |
ADMA, a biopharmaceutical company developing specialty plasma-derived biologics, outperformed as demand outpaced supply while the company appeared to remain on track to expand its manufacturing yields and supply next year.
Tenet Healthcare Corporation |
Tenet outperformed as it reported strong results during the period driven by revenue growth in its ambulatory surgery centers (ASC) and hospitals. The company announced that it expects to expand the footprint of its ambulatory surgery centers, which have higher profit margins, as more procedures move from acute care hospitals into ambulatory surgery centers. We sold the holding during the fiscal year.
What detracted from performance?
Atkore, Inc.
|
Atkore underperformed as it reported underwhelming earnings during the period that included weaker-than-expected sales in its high density polyethylene (HDPE) power and telecommunications business, while pricing in some product lines was
adversely affected by an increase in steel conduit imported from Mexico.
Acadia Healthcare Company, Inc. |
Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.
How Has The Fund Historically
Performed
?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Small Cap Fund® (Series I)	12.69%	10.49%	9.00%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Non-Service shares of Oppenheimer Main Street Small Cap Fund/VA (the predecessor fund), were reorganized into Series I shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Non-Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000
®
Index to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 969,567,448
Total number of portfolio holdings	103
Total advisory fees paid	$ 6,117,934
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.80%
Zurn Elkay Water Solutions Corp.	1.78%
Summit Materials, Inc., Class A	1.77%
AutoNation, Inc.	1.75%
ESAB Corp.	1.64%
ADMA Biologics, Inc.	1.61%
MACOM Technology Solutions Holdings, Inc.	1.58%
PennyMac Financial Services, Inc.	1.57%
Allison Transmission Holdings, Inc.	1.57%
Itron, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Main Street Small Cap Fund
®
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund
®
(the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.

What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Small Cap Fund ® (Series II)	$ 119	1.12%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the health care, consumer discretionary and materials sectors. Weaker stock selection in the information technology, communication services and industrials sectors partially offset these results.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 12.41%. For the same time period, the Russell 2000
®
Index returned 11.54%.
What contributed to performance?
ADMA Biologics, Inc. |
ADMA, a biopharmaceutical company developing specialty plasma-derived biologics, outperformed as demand outpaced supply while the company appeared to remain on track to expand its manufacturing yields and supply next year.
Tenet Healthcare Corporation |
Tenet outperformed as it reported strong results during the period driven by revenue growth in its ambulatory surgery centers (ASC) and hospitals. The company announced that it expects to expand the footprint of its ambulatory surgery centers, which have higher profit margins, as more procedures move from acute care hospitals into ambulatory surgery centers. We sold the holding during the fiscal year.
What detracted from performance?
Atkore, Inc.
|
Atkore underperformed as it reported underwhelming earnings during the period that included weaker-than-expected sales in its high density polyethylene (HDPE) power and telecommunications business, while pricing in some product lines was adversely affected by an increase in steel conduit imported from Mexico.
Acadia Healthcare Company, Inc. |
Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.
How Has The Fund Historically Performe
d
?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Small Cap Fund® (Series II)	12.41%	10.21%	8.73%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%
Effective after the close of business on May 24, 2019, Service shares of Oppenheimer Main Street Small Cap Fund/VA (the predecessor fund), were reorganized into Series II shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000
®
Index to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 969,567,448
Total number of portfolio holdings	103
Total advisory fees paid	$ 6,117,934
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.80%
Zurn Elkay Water Solutions Corp.	1.78%
Summit Materials, Inc., Class A	1.77%
AutoNation, Inc.	1.75%
ESAB Corp.	1.64%
ADMA Biologics, Inc.	1.61%
MACOM Technology Solutions Holdings, Inc.	1.58%
PennyMac Financial Services, Inc.	1.57%
Allison Transmission Holdings, Inc.	1.57%
Itron, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco
®
V.I. Nasdaq 100 Buffer Fund - December
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco
®
V.I. Nasdaq 100 Buffer Fund - December (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. Nasdaq 100 Buffer Fund - December (Series I)	$ 76	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024 US large-cap equities experienced significant
growth, driven by strong performances in sectors such as technology, healthcare, and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 16.77%. For the same time period, the NASDAQ-100 Index
®
(Price Only) returned 24.88%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, January 1, 2024, and continue to hold them on the last day of the Outcome Period, December 31, 2024, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying NASDAQ-100 Index
®
(Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the NASDAQ-100 Index
®
(Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 17.25%. As a result of the Cap, the Fund's annual returns were limited relative to the NASDAQ-100 Index
®
(Price Only).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception ( 12/31/21 )
Invesco® V.I. Nasdaq 100 Buffer Fund - December (Series I)	16.77%	2.83%
NASDAQ-100 Index® (Price Only)	24.88%	8.79%
NASDAQ Composite Index	29.57%	8.13%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

NASDAQ-100 Index
®
(Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 13,461,747
Total number of portfolio holdings	10
Total advisory fees paid	$ 0
Portfolio turnover rate	0%
What Comprised The Fund's
Holdings
?
(as of December 31, 2024)
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund's outcome period was reset on December 31, 2024, and the new outcome period commenced on January 1, 2025. Effective January 1, 2025, the Fund's new outcome period cap is 16.15% (before Fund fees and expenses) and 15.34% (after Fund fees and expenses).
At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco
®
V.I. Nasdaq 100 Buffer Fund - December
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco
®
V.I. Nasdaq 100 Buffer Fund - December (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. Nasdaq 100 Buffer Fund - December (Series II)	$ 103	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024 US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare, and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 16.53%. For the same time period, the NASDAQ-100 Index
®
(Price Only) returned 24.88%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, January 1, 2024, and continue to hold them on the last day of the Outcome Period, December 31, 2024, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying NASDAQ-100 Index
®
(Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum
percentage return (expressed as a percentage of the value of the NASDAQ-100 Index
®
(Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 17.25%. As a result of the Cap, the Fund's annual returns were limited relative to the NASDAQ-100 Index
®
(Price Only).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/31/21)
Invesco® V.I. Nasdaq 100 Buffer Fund - December (Series II)	16.53%	2.61%
NASDAQ-100 Index® (Price Only)	24.88%	8.79%
NASDAQ Composite Index	29.57%	8.13%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

NASDAQ-100 Index
®
(Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 13,461,747
Total number of portfolio holdings	10
Total advisory fees paid	$ 0
Portfolio turnover rate	0%
What Comprised The Fund's
Holdings
?
(as of December 31, 2024)
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund's outcome period was reset on December 31, 2024, and the new outcome period commenced on January 1, 2025. Effective January 1, 2025, the Fund's new outcome period cap is 16.15% (before Fund fees and expenses) and 15.05% (after Fund fees and expenses).
At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco
®
V.I. Nasdaq 100 Buffer Fund - June
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco
®
V.I. Nasdaq 100 Buffer Fund - June (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. Nasdaq 100 Buffer Fund - June (Series I)	$ 75	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 14.82%. For the same time period, the NASDAQ-100 Index
®
(Price Only) returned 24.88%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, July 1, 2024, and continue to hold them on the last day of the Outcome Period, June 30, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying NASDAQ-100 Index
®
(Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "
Outcome
Period"), which represents the maximum percentage return (expressed as a percentage of the value of the NASDAQ-100 Index
®
(Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 17.10%. As a result of the Cap, the Fund's annual returns were limited relative to the NASDAQ-100 Index
®
(Price Only).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/30/22)
Invesco® V.I. Nasdaq 100 Buffer Fund - June (Series I)	14.82%	18.85%
NASDAQ-100 Index® (Price Only)	24.88%	27.25%
NASDAQ Composite Index	29.57%	26.13%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

NASDAQ-100 Index
®
(Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 14,007,862
Total number of portfolio holdings	10
Total advisory fees paid	$ 0
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco
®
V.I. Nasdaq 100 Buffer Fund - June
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco
®
V.I. Nasdaq 100 Buffer Fund - June (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. Nasdaq 100 Buffer Fund - June (Series II)	$ 102	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 14.44%. For the same time period, the NASDAQ-100 Index
®
(Price Only returned 24.88%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, July 1, 2024, and continue to hold them on the last day of the Outcome Period, June 30, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying NASDAQ-100 Index
®
(Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the NASDAQ-100 Index
®
(Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 17.10%. As a result of the Cap, the Fund's annual returns were limited relative to the NASDAQ-100 Index
®
(Price Only).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/30/22)
Invesco® V.I. Nasdaq 100 Buffer Fund - June (Series II)	14.44%	18.52%
NASDAQ-100 Index® (Price Only)	24.88%	27.25%
NASDAQ Composite Index	29.57%	26.13%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

NASDAQ-100 Index
®
(Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 14,007,862
Total number of portfolio holdings	10
Total advisory fees paid	$ 0
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco
®
V.I. Nasdaq 100 Buffer Fund - March
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco
®
V.I. Nasdaq 100 Buffer Fund - March (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. Nasdaq 100 Buffer Fund - March (Series I)	$ 75	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare, and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 14.52%. For the same time period, the NASDAQ-100 Index
®
(Price Only) returned 24.88%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, April 1, 2024, and continue to hold them on the last day of the Outcome Period, March 31, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying NASDAQ-100 Index
®
(Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome
period
(the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the NASDAQ-100 Index
®
(Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 18.65%. As a result of the Cap, the Fund's annual returns were limited relative to the NASDAQ-100 Index
®
(Price Only).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/31/22)
Invesco® V.I. Nasdaq 100 Buffer Fund - March (Series I)	14.52%	9.29%
NASDAQ-100 Index® (Price Only)	24.88%	13.49%
NASDAQ Composite Index	29.57%	12.68%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

NASDAQ-100 Index
®
(Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 11,967,957
Total number of portfolio holdings	10
Total advisory fees paid	$ 0
Portfolio turnover rate	0%
What Comprised The Fund's
Holdings
?
(as of December 31, 2024)
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco
®
V.I. Nasdaq 100 Buffer Fund - March
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco
®
V.I. Nasdaq 100 Buffer Fund - March (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. Nasdaq 100 Buffer Fund - March (Series II)	$ 102	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare, and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 14.19%. For the same time period, the NASDAQ-100 Index
®
(Price Only) returned 24.88%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, April 1, 2024, and continue to hold them on the last day of the Outcome Period, March 31, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying NASDAQ-100 Index
®
(Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which
represents the maximum percentage return (expressed as a percentage of the value of the NASDAQ-100 Index
®
(Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 18.65%. As a result of the Cap, the Fund's annual returns were limited relative to the NASDAQ-100 Index
®
(Price Only).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/31/22)
Invesco® V.I. Nasdaq 100 Buffer Fund - March (Series II)	14.19%	8.99%
NASDAQ-100 Index® (Price Only)	24.88%	13.49%
NASDAQ Composite Index	29.57%	12.68%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

NASDAQ-100 Index
®
(Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 11,967,957
Total number of portfolio holdings	10
Total advisory fees paid	$ 0
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Security type allocation
(% of total investments)
How Has The Fund Changed Over The
Past
Year
?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco
®
V.I. Nasdaq 100 Buffer Fund - September
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco
®
V.I. Nasdaq 100 Buffer Fund - September (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. Nasdaq 100 Buffer Fund - September (Series I)	$ 75	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 13.27%. For the same time period, the NASDAQ-100
®
Index (Price Only) returned 24.88%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, October 1, 2024, and continue to hold them on the last day of the Outcome Period, September 30, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying NASDAQ-100 Index
®
(Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current
annual
outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the NASDAQ-100 Index
®
(Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 16.10%. As a result of the Cap, the Fund's annual returns were limited relative to the NASDAQ-100 Index
®
(Price Only).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/30/21)
Invesco® V.I. Nasdaq 100 Buffer Fund - September (Series I)	13.27%	7.71%
NASDAQ-100 Index® (Price Only)	24.88%	11.64%
NASDAQ Composite Index	29.57%	10.20%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

NASDAQ-100 Index
®
(Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 15,765,987
Total number of portfolio holdings	10
Total advisory fees paid	$ 0
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Security type allocation
(% of total investments)
How Has The Fund Changed Over The
Past
Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco
®
V.I. Nasdaq 100 Buffer Fund - September
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco
®
V.I. Nasdaq 100 Buffer Fund - September (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. Nasdaq 100 Buffer Fund - September (Series II)	$ 101	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth
, driven by strong performances in sectors such as technology, healthcare and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 12.97%. For the same time period, the NASDAQ-100
®
Index (Price Only) returned 24.88%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, October 1, 2024, and continue to hold them on the last day of the Outcome Period, September 30, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying NASDAQ-100 Index
®
(Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the NASDAQ-100 Index
®
(Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 16.10%. As a result of the Cap, the Fund's annual returns were limited relative to the NASDAQ-100 Index
®
(Price Only).

How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/30/21)
Invesco® V.I. Nasdaq 100 Buffer Fund - September (Series II)	12.97%	7.45%
NASDAQ-100 Index® (Price Only)	24.88%	11.64%
NASDAQ Composite Index	29.57%	10.20%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

NASDAQ-100 Index
®
(Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 15,765,987
Total number of portfolio holdings	10
Total advisory fees paid	$ 0
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Security type allocation
(% of total investments)
How Has The Fund Changed Over The
Past
Year?
This is a summary of certain changes to the Fund since
December 31, 2023
. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco
®
V.I. S&P 500 Buffer Fund - December
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - December (Series I)	$ 75	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024 US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare, and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 14.89%. For the same time period, the S&P 500
®
Index (Price Only) returned 23.31%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, January 1, 2024, and continue to hold them on the last day of the Outcome Period, December 31, 2024, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying S&P 500
®
Index (Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the S&P 500
®
Index (Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 14.50%. As a result of the Cap, the Fund's annual returns were limited relative the S&P 500
®
Index (Price Only).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/31/21)
Invesco® V.I. S&P 500 Buffer Fund - December (Series I)	14.89%	6.69%
S&P 500® Index (Price Only)	23.31%	7.26%
S&P 500® Index	25.02%	8.94%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

S&P 500
®
Index (Price Only) to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
 for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 34,324,421
Total number of portfolio holdings	6
Total advisory fees paid	$ 60,659
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Security type allocation
(% of total investments)
How Has The Fund Changed Over
The
Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund's outcome period was reset on December 31, 2024, and the new outcome period commenced on January 1, 2025. Effective January 1, 2025, the Fund's new outcome period cap is 12.92% (before Fund fees and expenses) and 12.13% (after Fund fees and expenses).
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco
®
V.I. S&P 500 Buffer Fund - December
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - December (Series II)	$ 102	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024 US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare, and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 13.82%. For the same time period, the S&P 500
®
Index (Price Only) returned 23.31%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, January 1, 2024, and continue to hold them on the last day of the Outcome Period, December 31, 2024, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying S&P 500
®
Index (Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the S&P 500
®
Index (Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 14.50%. As a result of the Cap, the Fund's annual returns were limited relative the S&P 500
®
Index (Price Only).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/31/21)
Invesco® V.I. S&P 500 Buffer Fund - December (Series II)	13.82%	6.42%
S&P 500® Index (Price Only)	23.31%	7.26%
S&P 500® Index	25.02%	8.94%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

S&P 500
®
Index (Price Only) to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 34,324,421
Total number of portfolio holdings	6
Total advisory fees paid	$ 60,659
Portfolio turnover rate	0%
What
Comprised
The Fund's Holdings?
(as of December 31, 2024)
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund's outcome period was reset on December 31, 2024, and the new outcome period commenced on January 1, 2025. Effective January 1, 2025, the Fund's new outcome period cap is 12.92% (before Fund fees and expenses) and 11.85% (after Fund fees and expenses).
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional
material at
invesco.com/reports
.

Invesco
®
V.I. S&P 500 Buffer Fund – June
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund – June (Series I)	$ 75	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 14.03%. For the same time period, the S&P 500
®
Index (Price Only) returned 23.31%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, July 1, 2024, and continue to hold them on the last day of the Outcome Period, June 30, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying S&P 500
®
Index (Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the S&P 500
®
Index (Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 15.00%. As a result of the Cap, the Fund's annual returns were limited relative the S&P 500
®
Index (Price Only).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/30/22)
Invesco® V.I. S&P 500 Buffer Fund – June (Series I)	14.03%	14.19%
S&P 500® Index (Price Only)	23.31%	19.28%
S&P 500® Index	25.02%	21.14%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500
®
Index (Price Only) to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit invesco.com/viperformance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 43,851,517
Total number of portfolio holdings	6
Total advisory fees paid	$ 74,163
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Security type allocation
(% of total investments)
How Has The Fund Changed Over The
Past
Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus
, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco
®
V.I. S&P 500 Buffer Fund – June
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund – June (Series II)	$ 102	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 13.76%. For the same time period, the S&P 500
®
Index (Price Only) returned 23.31%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, July 1, 2024, and continue to hold them on the last day of the Outcome Period, June 30, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying S&P 500
®
Index (Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the S&P 500
®
Index (Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 15.00%. As a result of the Cap, the Fund's annual returns were limited relative the S&P 500
®
Index (Price Only).

How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/30/22)
Invesco® V.I. S&P 500 Buffer Fund – June (Series II)	13.76%	13.89%
S&P 500® Index (Price Only)	23.31%	19.28%
S&P 500® Index	25.02%	21.14%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500
®
Index (Price Only) to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 43,851,517
Total number of portfolio holdings	6
Total advisory fees paid	$ 74,163
Portfolio turnover rate	0%
What Comprised The
Fund's
Holdings?
(as of December 31, 2024)
Security type allocation
(% of total investments)
How Has The Fund
Changed
Over
The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco
®
V.I. S&P 500 Buffer Fund - March
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024

This annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - March (Series I)	$ 75	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare, and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 13.28%. For the same time period, the S&P 500
®
Index (Price Only) returned 23.31%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, April 1, 2024, and continue to hold them on the last day of the Outcome Period, March 31, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying S&P 500
®
Index (Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the S&P 500
®
Index (Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 16.00%. As a result of the Cap, the Fund's annual returns were limited relative the S&P 500
®
Index (Price Only).

How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/31/22)
Invesco ® V.I. S&P 500 Buffer Fund - March (Series I)	13.28%	8.64%
S&P 500® Index (Price Only)	23.31%	9.96%
S&P 500® Index	25.02%	11.69%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500
®
Index (Price Only) to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 35,416,634
Total number of portfolio holdings	6
Total advisory fees paid	$ 51,904
Portfolio turnover rate	0%
What Comprised The Fund's
Holdings
?
(as of December 31, 2024)
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco
®
V.I. S&P 500 Buffer Fund - March
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - March (Series II)	$ 101	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare, and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 13.06%. For the same time period, the S&P 500
®
Index (Price Only) returned 23.31%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, April 1, 2024, and continue to hold them on the last day of the Outcome Period, March 31, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying S&P 500
®
Index (Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the S&P 500
®
Index (Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 16.00%. As a result of the Cap, the Fund's annual returns were limited relative the S&P 500
®
Index (Price Only).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/31/22)
Invesco ® V.I. S&P 500 Buffer Fund - March (Series II)	13.06%	8.38%
S&P 500® Index (Price Only)	23.31%	9.96%
S&P 500® Index	25.02%	11.69%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500
®
Index (Price Only) to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 35,416,634
Total number of portfolio holdings	6
Total advisory fees paid	$ 51,904
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco
®
V.I. S&P 500 Buffer Fund - September
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - September (Series I)	$ 74	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 10.44%. For the same time period, the S&P 500
®
Index (Price Only) returned 23.31%.
•
The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, October 1, 2024, and continue to hold them on the last day of the Outcome Period, September 30, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying S&P 500
®
Index (Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the S&P 500
®
Index (Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 12.70%. As a result of the Cap, the Fund's annual returns were limited relative to the S&P 500
®
Index (Price Only).

How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/30/21)
Invesco® V.I. S&P 500 Buffer Fund - September (Series I)	10.44%	7.65%
S&P 500® Index (Price Only)	23.31%	10.06%
S&P 500® Index	25.02%	11.77%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500
®
Index (Price Only) to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 53,240,418
Total number of portfolio holdings	6
Total advisory fees paid	$ 98,789
Portfolio turnover rate	0%
What Comprised The Fund's
Holdings
?
(as of December 31, 2024)
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco
®
V.I. S&P 500 Buffer Fund - September
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco
®
V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - September (Series II)	$ 100	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 10.02%. For the same time period, the S&P 500
®
Index (Price Only) returned 23.31%.
•
The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, October 1, 2024, and continue to hold them on the last day of the Outcome Period, September 30, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying S&P 500
®
Index (Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the S&P 500
®
Index (Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 12.70%. As a result of the Cap, the Fund's annual returns were limited relative to the S&P 500
®
Index (Price Only).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/30/21)
Invesco® V.I. S&P 500 Buffer Fund - September (Series II)	10.02%	7.38%
S&P 500® Index (Price Only)	23.31%	10.06%
S&P 500® Index	25.02%	11.77%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500
®
Index (Price Only) to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 53,240,418
Total number of portfolio holdings	6
Total advisory fees paid	$ 98,789
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Security type allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Small Cap Equity Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Small Cap Equity Fund (Series I)	$ 106	0.97%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, U.S. small cap equities saw improved performance as the Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000
®
Index primarily due to strong stock selection in the financials, industrials, consumer staples, utilities, energy, and materials sectors. An underweight exposure in the health care sector, was also beneficial. These results were partially offset by weaker stock selection in the real estate, communication services, consumer discretionary, and information technology sectors.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 18.09%. For the same time period, the Russell 2000
®
Index returned 11.54%.
What contributed to performance?
Sprouts Farmers Market, Inc. |
Sprouts Farmers is a health centric specialty grocery store chain. During the period, the company delivered a long runway for growth, strong free cash flow, and an attractive valuation.
Q2 Holdings, Inc. |
Q2 Holdings is a provider cloud-based virtual banking solutions. Its performance was bolstered by increased adoption of its virtual banking platform among financial institutions seeking secure and efficient digital solutions.
Tenet Healthcare Corp. |
Tenet Healthcare operates hospitals, diagnostic imaging centers, ambulatory surgery centers, and other health care facilities. The company benefited from improving hospital utilization trends, a positive shift in the variety of procedures performed, and the use of proceeds from the sale of hospitals to reduce debt.
What detracted from performance?
Endava PLC
|
Endava operates as an information technology service company. The company underperformed due to significant headwinds in the UK market and the payments sector. The Fund sold its holdings of Endava during the period.
Quanterix Corp. |
Quanterix is a life science tools and services company that provides analysis instruments, reagent consumables, and contract research services to the biopharma industry. Life science industry capital budget constraints have pressured demand for the company’s capital-intensive instruments. The Fund sold its holdings of Quanterix during the period.
Bloomin' Brands, Inc. |
Bloomin' Brands operates and franchises casual dining restaurant chains under the Outback Steakhouse, Carrabba’s Italian Grill, Bonefish Grill, and Fleming’s Prime Steakhouse & Wine Bar brands. The company delivered weaker sales in their core Outback chain and their same store sales lagged their closest steakhouse peer. The Fund sold its holdings of Bloomin' Brands during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Small Cap Equity Fund (Series I)	18.09%	10.89%	8.09%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 234,224,467
Total number of portfolio holdings	92
Total advisory fees paid	$ 1,675,234
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Q2 Holdings, Inc.	2.06%
Piper Sandler Cos.	2.05%
Applied Industrial Technologies, Inc.	1.89%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.68%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
Mr. Cooper Group, Inc.	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund,
including
the
Fund's
prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Small Cap Equity Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What
Were The
Fund
Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Small Cap Equity Fund (Series II)	$ 133	1.22%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, U.S. small cap equities saw improved performance as the Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000
®
Index primarily due to strong stock selection in the financials, industrials, consumer staples, utilities, energy, and materials sectors. An underweight exposure in the health care sector, was also beneficial. These results were partially offset by weaker stock selection in the real estate, communication services, consumer discretionary, and information technology sectors.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 17.85%. For the same time period, the Russell 2000
®
Index returned 11.54%.
What contributed to performance?
Sprouts Farmers Market, Inc. |
Sprouts Farmers is a health centric specialty grocery store chain. During the period, the company delivered a long runway for growth, strong free cash flow, and an attractive valuation.
Q2 Holdings, Inc. |
Q2
Holdings is a provider cloud-based virtual banking solutions. Its performance was bolstered by increased adoption of its virtual banking platform among financial institutions seeking secure and efficient digital solutions.
Tenet Healthcare Corp. |
Tenet Healthcare operates hospitals, diagnostic imaging centers, ambulatory surgery centers, and other health care facilities. The company benefited from improving hospital utilization trends, a positive shift in the variety of procedures performed, and the use of proceeds from the sale of hospitals to reduce debt.
What detracted from performance?
Endava PLC
|
Endava operates as an information technology service company. The company underperformed due to significant headwinds in the UK market and the payments sector. The Fund sold its holdings of Endava during the period.
Quanterix Corp. |
Quanterix is a life science tools and services company that provides analysis instruments, reagent consumables, and contract research services to the biopharma industry. Life science industry capital budget constraints have pressured demand for the company’s capital-intensive instruments. The Fund sold its holdings of Quanterix during the period.
Bloomin' Brands, Inc. |
Bloomin' Brands operates and franchises casual dining restaurant chains under the Outback Steakhouse, Carrabba’s Italian Grill, Bonefish Grill, and Fleming’s Prime Steakhouse & Wine Bar brands. The company delivered weaker sales in their core Outback chain and their same store sales lagged their closest steakhouse peer. The Fund sold its holdings of Bloomin' Brands during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Small Cap Equity Fund (Series II)	17.85%	10.60%	7.82%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What
Are
Key
Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 234,224,467
Total number of portfolio holdings	92
Total advisory fees paid	$ 1,675,234
Portfolio turnover rate	50%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Q2 Holdings, Inc.	2.06%
Piper Sandler Cos.	2.05%
Applied Industrial Technologies, Inc.	1.89%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.68%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
Mr. Cooper Group, Inc.	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Technology Fund
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What
Were
The
Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Technology Fund (Series I)	$ 115	0.98%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, U.S. equities benefited from investment themes levered to artificial intelligence (AI) technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 34.27%. For the same time period, the S&P North American Technology Sector Index returned 36.08%. The Fund underperformed the S&P North American Technology Sector Index primarily due to stock selection in the information technology (IT) software & services industry group. An underweight exposure in the interactive media & services industry and a minor allocation to ancillary cash were also key relative detractors. Results were partially offset by strong stock selection in the entertainment, semiconductor & semiconductor equipment, interactive media & services, and electronic equipment, instruments & components industries.
What contributed to performance?
NVIDIA Corp. |
Semiconductor maker NVIDIA benefited from record revenue as all the major large language model developers have increased spending for AI. Their Blackwell B100, NVIDIA’s most advanced Graphics Processing Unit to date, was already sold out until the end of 2025 as of the period end.
Broadcom, Inc. |
Semiconductor maker Broadcom has seen strong revenue growth from AI-related products including semiconductors and infrastructure software. The company successfully integrated its 2023 acquisition of VMware into its operations, enhancing its capabilities in cloud infrastructure and security.
Meta Platforms, Inc. |
Social technology company Meta Platforms realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
What detracted from performance?
MongoDB, Inc.
|
MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. The company struggled with a decline in growth during 2024. Additionally, its Chief Financial Officer/Chief Operating Officer since 2015 announced he was leaving. The team sold the stock during the period.
Snowflake, Inc. |
Snowflake, a cloud-based data storage and analytics service, surprised investors with the announcement that CEO Frank Slootman retired at the end of February 2024. However, the investment team had positive views on the AI-related vision and capabilities of the new CEO, Sridhar Ramaswamy. The company also reduced revenue guidance for 2024. Software sales have generally been under pressure as corporate IT departments, and IT budgets, digest AI implications. The team sold the stock during the period.
Micron Technology, Inc. |
Despite positive momentum in its data center and AI end markets, memory and storage semiconductor maker Micron Technology delivered lower than expected guidance in its consumer end markets driven by weak demand and pricing pressure in its personal computer and mobile phone memory businesses.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Technology Fund (Series I)	34.27%	14.65%	14.39%
S&P North American Technology Sector Index	36.08%	21.06%	20.70%
NASDAQ Composite Index	29.57%	17.49%	16.20%
S&P 500® Index	25.02%	14.53%	13.10%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the NASDAQ Composite Index to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What
Are
Key
Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 220,542,693
Total number of portfolio holdings	70
Total advisory fees paid	$ 1,431,734
Portfolio turnover rate	109%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	7.97%
Broadcom, Inc.	4.65%
Meta Platforms, Inc., Class A	3.47%
Amazon.com, Inc.	3.24%
Microsoft Corp.	3.10%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.95%
Salesforce, Inc.	2.72%
Alphabet, Inc., Class A	2.61%
ServiceNow, Inc.	2.41%
HubSpot, Inc.	2.33%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. Technology Fund
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on
a
hypothetical $10,000
investment
)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Technology Fund (Series II)	$ 144	1.23%
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, U.S. equities benefited from investment themes levered to artificial intelligence (AI) technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 33.86%. For the same time period, the S&P North American Technology Sector Index returned 36.08%. The Fund underperformed the S&P North American Technology Sector Index primarily due to stock selection in the information technology (IT) software & services industry group. An underweight exposure in the interactive media & services industry and a minor allocation to ancillary cash were also key relative detractors. Results were partially offset by strong stock selection in the entertainment, semiconductor & semiconductor equipment, interactive media & services, and electronic equipment, instruments & components industries.
What contributed to performance?
NVIDIA Corp. |
Semiconductor maker NVIDIA benefited from record revenue as all the major large language model developers have increased spending for AI. Their Blackwell B100, NVIDIA’s most advanced Graphics Processing Unit to date, was already sold out until the end of 2025 as of the period end.
Broadcom, Inc. |
Semiconductor maker Broadcom has seen strong revenue growth from AI-related products including semiconductors and infrastructure software. The company successfully integrated its 2023 acquisition of VMware into its operations, enhancing its capabilities in cloud infrastructure and security.
Meta Platforms, Inc. |
Social technology company Meta Platforms realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
What detracted from performance?
MongoDB, Inc.
|
MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. The company struggled with a decline in growth during 2024. Additionally, its Chief Financial Officer/Chief Operating Officer since 2015 announced he was leaving. The team sold the stock during the period.
Snowflake, Inc. |
Snowflake, a cloud-based data storage and analytics service, surprised investors with the announcement that CEO Frank Slootman retired at the end of February 2024. However, the investment team had positive views on the AI-related vision and capabilities of the new CEO, Sridhar Ramaswamy. The company also reduced revenue guidance for 2024. Software sales have generally been under pressure as corporate IT departments, and IT budgets, digest AI implications. The team sold the stock during the period.
Micron Technology, Inc. |
Despite positive momentum in its data center and AI end markets, memory and storage semiconductor maker Micron Technology delivered lower than expected guidance in its consumer end markets driven by weak demand and pricing pressure in its personal computer and mobile phone memory businesses.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Technology Fund (Series II)	33.86%	14.36%	14.11%
S&P North American Technology Sector Index	36.08%	21.06%	20.70%
NASDAQ Composite Index	29.57%	17.49%	16.20%
S&P 500® Index	25.02%	14.53%	13.10%
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the NASDAQ Composite Index to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Please visit
invesco.com/viperformance
for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Performance figures also do not reflect sales charges, expenses and fees assessed in connection with a variable product. Such variable product charges are determined by the variable product issuers, will vary and will lower the total return. For more recent performance information, including variable product charges, please contact your variable product issuer or financial adviser.
What Are Key Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 220,542,693
Total number of portfolio holdings	70
Total advisory fees paid	$ 1,431,734
Portfolio turnover rate	109%
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	7.97%
Broadcom, Inc.	4.65%
Meta Platforms, Inc., Class A	3.47%
Amazon.com, Inc.	3.24%
Microsoft Corp.	3.10%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.95%
Salesforce, Inc.	2.72%
Alphabet, Inc., Class A	2.61%
ServiceNow, Inc.	2.41%
HubSpot, Inc.	2.33%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. U.S. Government Money Portfolio
Series I
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What
Were
The
Fund
Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. U.S. Government Money Portfolio (Series I)	$ 71	0.69%
What
Are Key
Statistics
About The Fund?
(as of December 31, 2024)
Fund net assets	$ 309,639,713
Total number of portfolio holdings	83
Total advisory fees paid	$ 1,257,190
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Composition by
maturity
, in days

(% of total investments)*
1-7	65.8%
8-30	4.0%
31-60	1.4%
61-90	1.5%
91-180	4.1%
181+	23.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

Invesco V.I. U.S. Government Money Portfolio
Series II
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
invesco.com/reports
. You can also request this information by contacting us at (800) 959-4246.
What
Were
The
Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. U.S. Government Money Portfolio (Series II)	$ 96	0.94%
What
Are
Key
Statistics About The Fund?
(as of December 31, 2024)
Fund net assets	$ 309,639,713
Total number of portfolio holdings	83
Total advisory fees paid	$ 1,257,190
What Comprised The Fund's Holdings?
(as of December 31,
2024
)
Composition by maturity, in days
(% of total investments)*
1-7	65.8%
8-30	4.0%
31-60	1.4%
61-90	1.5%
91-180	4.1%
181+	23.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at
invesco.com/reports
. Additionally, the Fund's proxy voting information can be found at
invesco.com/proxy-voting
.
For additional information, please scan the QR code at the left to navigate to additional material at
invesco.com/reports
.

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. The Code was revised to include PEOs and PFOs of certain Invesco exchange traded funds, previously covered by a separate code of ethics. There were no waivers for the fiscal year ended December 31, 2024.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Anthony J. LaCava, Jr. Anthony J. LaCava, Jr. is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2023

Audit Fees	$ 1,043,476	$ 1,030,141
Tax Fees(1)	$ 13,454	$ 0
Audit-Related Fees(2)	$ 651,792	$ 694,869
All Other Fees	$ 0	$ 0
Total Fees	$ 1,708,722	$ 1,725,010
(1)	Audit-Related Fees for the fiscal year ended 2024 includes fees billed for reviewing regulatory filings.
(2)

Tax Fees for the fiscal years ended 2024 and 2023 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2023 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,141,000	$ 1,094,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,141,000	$ 1,094,000

(1) Audit-Related Fees for the fiscal years ended 2024 and 2023 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)  In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,489,000 for the fiscal year ended December 31, 2024 and $6,510,000 for the fiscal year ended December 31, 2023. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $8,281,792 for the fiscal year ended December 31, 2024 and $8,298,869 for the fiscal year ended December 31, 2023.

PwC provided audit services to the Investment Company complex of approximately $35 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

11	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
December 31, 2024
Invesco Oppenheimer V.I. International Growth Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIIGR-NCSR

Schedule of Investments
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–98.02%
Australia–2.99%
CSL Ltd.	22,287	$3,887,984
James Hardie Industries PLC, CDI(a)	171,159	5,275,250
		9,163,234
Canada–4.58%
Alimentation Couche-Tard, Inc.	107,612	5,968,089
Dollarama, Inc.	82,802	8,080,604
		14,048,693
China–1.59%
Alibaba Group Holding Ltd., ADR(b)	57,467	4,872,627
Denmark–2.48%
Novo Nordisk A/S, Class B	88,225	7,612,214
France–14.90%
Airbus SE	24,379	3,903,829
Capgemini SE	18,189	2,970,764
Dassault Systemes SE	90,921	3,146,222
Edenred SE	90,573	2,977,677
EssilorLuxottica S.A.	19,757	4,819,321
Hermes International S.C.A.	3,334	7,999,498
L’Oreal S.A.	12,908	4,569,469
LVMH Moet Hennessy Louis Vuitton SE	10,043	6,606,212
Sartorius Stedim Biotech	23,045	4,499,055
Schneider Electric SE	16,879	4,202,125
		45,694,172
Germany–3.42%
SAP SE	14,169	3,485,207
Siemens AG	35,949	7,009,861
		10,495,068
India–5.92%
Dr Lal PathLabs Ltd.(c)	159,634	5,586,872
ICICI Bank Ltd.	309,828	4,629,394
Reliance Industries Ltd.	561,152	7,947,372
		18,163,638
Ireland–2.90%
Flutter Entertainment PLC(a)	34,354	8,883,067
Italy–0.34%
FinecoBank Banca Fineco S.p.A.	59,575	1,039,747
Japan–9.04%
Daikin Industries Ltd.	41,400	4,830,586
Hitachi Ltd.	206,000	5,044,949
Hoya Corp.	29,193	3,623,035
Keyence Corp.	9,424	3,830,586
Kobe Bussan Co. Ltd.	143,500	3,136,911
MonotaRO Co. Ltd.	303,700	5,161,022
OBIC Business Consultants Co. Ltd.	48,500	2,115,730
		27,742,819
Netherlands–6.69%
Aalberts N.V.	68,063	2,420,072
ASM International N.V.	7,902	4,568,819
Shares		Value
Netherlands–(continued)
ASML Holding N.V.	10,247	$7,177,349
Universal Music Group N.V.	248,639	6,359,965
		20,526,205
Spain–1.68%
Amadeus IT Group S.A.	53,067	3,745,691
CaixaBank S.A.	258,622	1,404,103
		5,149,794
Sweden–4.54%
Atlas Copco AB, Class A	296,886	4,530,968
Beijer Ref AB	228,162	3,367,227
Epiroc AB, Class A	346,619	6,040,741
		13,938,936
Switzerland–3.16%
Lonza Group AG	6,486	3,828,286
Sika AG	10,511	2,507,998
VAT Group AG(c)	8,895	3,363,323
		9,699,607
Taiwan–2.63%
Taiwan Semiconductor Manufacturing Co. Ltd.	248,000	8,060,006
United Kingdom–22.59%
Ashtead Group PLC	86,048	5,323,621
AstraZeneca PLC	50,881	6,633,844
Auto Trader Group PLC(c)	560,598	5,547,035
BAE Systems PLC	381,150	5,467,700
Compass Group PLC	223,752	7,444,993
ConvaTec Group PLC(c)	1,102,234	3,046,689
Diageo PLC	44,337	1,408,933
JD Sports Fashion PLC	3,754,995	4,488,134
London Stock Exchange Group PLC	63,613	8,979,282
Next PLC	59,364	7,041,889
Rentokil Initial PLC	15,893	79,330
Rightmove PLC	584,293	4,676,446
RS Group PLC	355,991	3,033,101
Trainline PLC(a)(c)	1,141,942	6,125,630
		69,296,627
United States–8.57%
EPAM Systems, Inc.(a)	23,598	5,517,684
Experian PLC	109,454	4,704,316
Ferguson Enterprises, Inc.	36,757	6,409,527
Illumina, Inc.(a)(b)	6,391	854,029
ResMed, Inc.(b)	38,453	8,793,817
		26,279,373
Total Common Stocks & Other Equity Interests (Cost $184,037,772)		300,665,827
Money Market Funds–1.59%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e)	1,705,471	1,705,471
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Oppenheimer V.I. International Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(e)	3,167,303	$3,167,303
Total Money Market Funds (Cost $4,872,774)		4,872,774
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.61% (Cost $188,910,546)		305,538,601
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.28%
Invesco Private Government Fund, 4.50%(d)(e)(f)	1,928,275	1,928,275
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.53%(d)(e)(f)	5,068,522	$5,070,042
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,998,317)		6,998,317
TOTAL INVESTMENTS IN SECURITIES—101.89% (Cost $195,908,863)		312,536,918
OTHER ASSETS LESS LIABILITIES–(1.89)%		(5,793,318)
NET ASSETS–100.00%		$306,743,600
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2024.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
December 31, 2024 was $23,669,549, which represented 7.72% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6	$22,105,809	$(20,400,344)	$-	$-	$1,705,471	$55,340
Invesco Liquid Assets Portfolio, Institutional Class	-	5,653,369	(5,653,164)	-	(205)	-	21,665
Invesco Treasury Portfolio, Institutional Class	7	35,475,020	(32,307,724)	-	-	3,167,303	80,980
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	31,955,900	(30,027,625)	-	-	1,928,275	69,858*
Invesco Private Prime Fund	-	75,066,790	(69,994,897)	-	(1,851)	5,070,042	186,525*
Total	$13	$170,256,888	$(158,383,754)	$-	$(2,056)	$11,871,091	$414,368

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Oppenheimer V.I. International Growth Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $184,037,772)*	$300,665,827
Investments in affiliated money market funds, at value (Cost $11,871,091)	11,871,091
Cash	500,000
Foreign currencies, at value (Cost $64,329)	63,985
Receivable for:
Investments sold	394,816
Fund shares sold	1,139,874
Dividends	551,691
Investment for trustee deferred compensation and retirement plans	50,741
Other assets	864
Total assets	315,238,889
Liabilities:
Payable for:
Investments purchased	56,311
Fund shares reacquired	93,948
Accrued foreign taxes	1,078,533
Collateral upon return of securities loaned	6,998,317
Accrued fees to affiliates	166,391
Accrued other operating expenses	51,048
Trustee deferred compensation and retirement plans	50,741
Total liabilities	8,495,289
Net assets applicable to shares outstanding	$306,743,600
Net assets consist of:
Shares of beneficial interest	$165,538,854
Distributable earnings	141,204,746
$306,743,600
Net Assets:
Series I	$168,491,552
Series II	$138,252,048
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	91,451,471
Series II	70,576,752
Series I:
Net asset value per share	$1.84
Series II:
Net asset value per share	$1.96

*	At December 31, 2024, securities with an aggregate value of $3,747,863 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Interest	$7,567
Dividends (net of foreign withholding taxes of $309,921)	4,084,648
Dividends from affiliated money market funds (includes net securities lending income of $6,653)	164,638
Foreign withholding tax claims	275,419
Total investment income	4,532,272
Expenses:
Advisory fees	3,222,602
Administrative services fees	551,288
Custodian fees	49,788
Distribution fees - Series II	380,500
Transfer agent fees	16,569
Trustees’ and officers’ fees and benefits	25,200
Reports to shareholders	37,841
Professional services fees	61,166
Other	4,322
Total expenses	4,349,276
Less: Fees waived	(615,139)
Net expenses	3,734,137
Net investment income	798,135
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $78,552)	28,434,182
Affiliated investment securities	(2,056)
Foreign currencies	(57,587)
Forward foreign currency contracts	5,482
28,380,021
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $826,037)	(33,380,599)
Foreign currencies	(44,867)
(33,425,466)
Net realized and unrealized gain (loss)	(5,045,445)
Net increase (decrease) in net assets resulting from operations	$(4,247,310)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Oppenheimer V.I. International Growth Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$798,135	$775,576
Net realized gain	28,380,021	22,352,873
Change in net unrealized appreciation (depreciation)	(33,425,466)	39,962,717
Net increase (decrease) in net assets resulting from operations	(4,247,310)	63,091,166
Distributions to shareholders from distributable earnings:
Series I	(13,137,309)	(1,077,626)
Series II	(9,866,891)	(455,498)
Total distributions from distributable earnings	(23,004,200)	(1,533,124)
Share transactions–net:
Series I	(5,015,291)	(11,651,832)
Series II	(6,541,517)	(18,867,280)
Net increase (decrease) in net assets resulting from share transactions	(11,556,808)	(30,519,112)
Net increase (decrease) in net assets	(38,808,318)	31,038,930
Net assets:
Beginning of year	345,551,918	314,512,988
End of year	$306,743,600	$345,551,918
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Oppenheimer V.I. International Growth Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$2.02	$0.01	$(0.04)	$(0.03)	$(0.01)	$(0.14)	$(0.15)	$1.84	(1.67)%	$168,492	1.00%	1.18%	0.35%	18%
Year ended 12/31/23	1.68	0.01	0.34	0.35	(0.01)	—	(0.01)	2.02	21.06	188,898	1.00	1.17	0.35	15
Year ended 12/31/22	2.92	0.01	(0.83)	(0.82)	—	(0.42)	(0.42)	1.68	(27.13)	167,154	1.00	1.18	0.51	26
Year ended 12/31/21	2.91	(0.00)	0.30	0.30	—	(0.29)	(0.29)	2.92	10.22	235,425	1.00	1.13	(0.16)	22
Year ended 12/31/20	2.45	(0.00)	0.52	0.52	(0.02)	(0.04)	(0.06)	2.91	21.50	230,463	1.00	1.15	(0.01)	37
Series II
Year ended 12/31/24	2.14	0.00	(0.03)	(0.03)	(0.01)	(0.14)	(0.15)	1.96	(1.81)	138,252	1.25	1.43	0.10	18
Year ended 12/31/23	1.78	0.00	0.37	0.37	(0.01)	—	(0.01)	2.14	20.64	156,654	1.25	1.42	0.10	15
Year ended 12/31/22	3.06	0.01	(0.87)	(0.86)	—	(0.42)	(0.42)	1.78	(27.17)	147,359	1.25	1.43	0.26	26
Year ended 12/31/21	3.04	(0.01)	0.32	0.31	—	(0.29)	(0.29)	3.06	10.12	208,901	1.25	1.38	(0.41)	22
Year ended 12/31/20	2.56	(0.01)	0.55	0.54	(0.02)	(0.04)	(0.06)	3.04	21.04	271,421	1.25	1.40	(0.26)	37

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Oppenheimer V.I. International Growth Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
7
Invesco Oppenheimer V.I. International Growth Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in
8
Invesco Oppenheimer V.I. International Growth Fund

short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining information necessary for investigations into and/or
9
Invesco Oppenheimer V.I. International Growth Fund

litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; lack of publicly available information; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.
The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. In addition, export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has recently imposed tariffs on the other country’s products. Further, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
The Fund’s Japanese investments may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts and natural disasters, as well as by commodity markets fluctuations related to Japan’s limited natural resource supply. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $250 million	1.000%
Next $250 million	0.900%
Next $500 million	0.850%
Over $1 billion	0.820%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.96%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.00% and Series II shares to 1.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $615,139.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $48,167 for accounting and fund administrative services and was reimbursed $503,121 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the
10
Invesco Oppenheimer V.I. International Growth Fund

average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $1,080 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$9,163,234	$—	$9,163,234
Canada	14,048,693	—	—	14,048,693
China	4,872,627	—	—	4,872,627
Denmark	—	7,612,214	—	7,612,214
France	—	45,694,172	—	45,694,172
Germany	—	10,495,068	—	10,495,068
India	—	18,163,638	—	18,163,638
Ireland	—	8,883,067	—	8,883,067
Italy	—	1,039,747	—	1,039,747
Japan	—	27,742,819	—	27,742,819
Netherlands	—	20,526,205	—	20,526,205
Spain	—	5,149,794	—	5,149,794
Sweden	—	13,938,936	—	13,938,936
Switzerland	—	9,699,607	—	9,699,607
Taiwan	—	8,060,006	—	8,060,006
United Kingdom	—	69,296,627	—	69,296,627
United States	15,165,530	11,113,843	—	26,279,373
Money Market Funds	4,872,774	6,998,317	—	11,871,091
Total Investments	$38,959,624	$273,577,294	$—	$312,536,918
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$5,482
11
Invesco Oppenheimer V.I. International Growth Fund

The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$1,047,059

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$1,798,631	$1,533,124
Long-term capital gain	21,205,569	—
Total distributions	$23,004,200	$1,533,124

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$1,051,546
Undistributed long-term capital gain	26,315,314
Net unrealized appreciation — investments	113,897,798
Net unrealized appreciation (depreciation) — foreign currencies	(15,640)
Temporary book/tax differences	(44,272)
Shares of beneficial interest	165,538,854
Total net assets	$306,743,600
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and corporate actions.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $61,208,660 and $102,200,578, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$124,082,912
Aggregate unrealized (depreciation) of investments	(10,185,114)
Net unrealized appreciation of investments	$113,897,798
Cost of investments for tax purposes is $198,639,120.
12
Invesco Oppenheimer V.I. International Growth Fund

NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of corporate actions, on December 31, 2024, undistributed net investment income was increased by $735,260 and undistributed net realized gain was decreased by $735,260. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	6,124,414	$12,441,442	9,587,520	$17,526,213
Series II	5,423,611	11,708,030	10,494,130	20,716,108
Issued as reinvestment of dividends:
Series I	6,771,809	13,137,309	653,107	1,077,626
Series II	4,789,753	9,866,891	260,284	455,498
Reacquired:
Series I	(14,996,466)	(30,594,042)	(16,236,526)	(30,255,671)
Series II	(12,927,381)	(28,116,438)	(20,440,720)	(40,038,886)
Net increase (decrease) in share activity	(4,814,260)	$(11,556,808)	(15,682,205)	$(30,519,112)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Oppenheimer V.I. International Growth Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco Oppenheimer V.I. International Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Oppenheimer V.I. International Growth Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Oppenheimer V.I. International Growth Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$21,205,569
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	2.83%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco Oppenheimer V.I. International Growth Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Oppenheimer V.I. International Growth Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. American Franchise Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Report of Independent Registered Public Accounting Firm
14	Tax Information
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VK-VIAMFR-NCSR

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–100.58%
Advertising–1.34%
Trade Desk, Inc. (The), Class A(b)(c)	101,102	$11,882,518
Aerospace & Defense–0.73%
TransDigm Group, Inc.	5,135	6,507,483
Application Software–6.60%
AppLovin Corp., Class A(b)	13,730	4,446,186
Atlassian Corp., Class A(b)	59,559	14,495,469
Autodesk, Inc.(b)	13,735	4,059,654
Datadog, Inc., Class A(b)(c)	48,314	6,903,588
HubSpot, Inc.(b)	25,619	17,850,551
Salesforce, Inc.	32,737	10,944,961
		58,700,409
Asset Management & Custody Banks–6.08%
Blackstone, Inc., Class A	148,424	25,591,266
KKR & Co., Inc., Class A	192,374	28,454,038
		54,045,304
Automobile Manufacturers–2.13%
Tesla, Inc.(b)	46,873	18,929,192
Broadline Retail–8.83%
Amazon.com, Inc.(b)	323,323	70,933,833
MercadoLibre, Inc. (Brazil)(b)	4,450	7,566,958
		78,500,791
Building Products–0.82%
Johnson Controls International PLC	91,882	7,252,246
Casinos & Gaming–1.32%
Flutter Entertainment PLC (Ireland)(b)	45,417	11,738,024
Communications Equipment–2.13%
Arista Networks, Inc.(b)	171,428	18,947,937
Construction Machinery & Heavy Transportation Equipment– 1.12%
Wabtec Corp.	52,754	10,001,631
Construction Materials–0.34%
Martin Marietta Materials, Inc.(c)	5,918	3,056,647
Consumer Staples Merchandise Retail–0.36%
Costco Wholesale Corp.	3,487	3,195,034
Diversified Financial Services–1.20%
Apollo Global Management, Inc.(c)	64,841	10,709,140
Diversified Metals & Mining–0.40%
Teck Resources Ltd., Class B (Canada)	86,727	3,515,045
Diversified Support Services–0.60%
Cintas Corp.	29,084	5,313,647
Electrical Components & Equipment–2.38%
Eaton Corp. PLC	25,089	8,326,287
Vertiv Holdings Co., Class A	112,702	12,804,074
		21,130,361
Shares		Value
Financial Exchanges & Data–0.83%
S&P Global, Inc.	14,774	$7,357,895
Food Distributors–0.49%
US Foods Holding Corp.(b)	64,390	4,343,749
Health Care Equipment–3.77%
Boston Scientific Corp.(b)	107,537	9,605,205
DexCom, Inc.(b)	32,695	2,542,690
Intuitive Surgical, Inc.(b)	41,017	21,409,233
		33,557,128
Home Improvement Retail–0.87%
Lowe’s Cos., Inc.	31,230	7,707,564
Hotels, Resorts & Cruise Lines–1.65%
Booking Holdings, Inc.	2,951	14,661,807
Industrial Machinery & Supplies & Components–0.91%
Parker-Hannifin Corp.	12,786	8,132,280
Integrated Oil & Gas–0.73%
Suncor Energy, Inc. (Canada)	182,072	6,496,329
Interactive Home Entertainment–1.12%
Nintendo Co. Ltd. (Japan)	75,100	4,373,957
Take-Two Interactive Software, Inc.(b)(c)	30,274	5,572,838
		9,946,795
Interactive Media & Services–8.69%
Alphabet, Inc., Class A	168,095	31,820,384
Meta Platforms, Inc., Class A	77,697	45,492,370
		77,312,754
Internet Services & Infrastructure–0.71%
Snowflake, Inc., Class A(b)(c)	40,925	6,319,229
Investment Banking & Brokerage–1.57%
Goldman Sachs Group, Inc. (The)	24,460	14,006,285
Movies & Entertainment–3.22%
Netflix, Inc.(b)	24,382	21,732,164
Spotify Technology S.A. (Sweden)(b)	15,477	6,924,101
		28,656,265
Pharmaceuticals–1.18%
Eli Lilly and Co.	13,552	10,462,144
Real Estate Services–0.78%
CBRE Group, Inc., Class A(b)	52,874	6,941,827
Restaurants–0.51%
DoorDash, Inc., Class A(b)(c)	27,275	4,575,381
Semiconductors–17.44%
Broadcom, Inc.	166,222	38,536,909
Monolithic Power Systems, Inc.	13,387	7,921,088
NVIDIA Corp.	715,532	96,088,792
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	63,670	12,574,188
		155,120,977
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. American Franchise Fund

Shares		Value
Systems Software–10.06%
Microsoft Corp.	152,908	$64,450,722
ServiceNow, Inc.(b)(c)	23,584	25,001,870
		89,452,592
Technology Hardware, Storage & Peripherals–6.47%
Apple, Inc.	229,760	57,536,499
Trading Companies & Distributors–0.69%
United Rentals, Inc.(c)	8,734	6,152,579
Transaction & Payment Processing Services–2.51%
Fiserv, Inc.(b)	34,503	7,087,606
Visa, Inc., Class A	48,102	15,202,156
		22,289,762
Total Common Stocks & Other Equity Interests (Cost $388,189,577)		894,455,250
Money Market Funds–0.19%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e)	598,599	598,599
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(e)	1,111,347	1,111,347
Total Money Market Funds (Cost $1,709,946)		1,709,946
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.77% (Cost $389,899,523)		896,165,196
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.12%
Invesco Private Government Fund, 4.50%(d)(e)(f)	12,617,898	$12,617,898
Invesco Private Prime Fund, 4.53%(d)(e)(f)	32,852,008	32,861,864
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,479,762)		45,479,762
TOTAL INVESTMENTS IN SECURITIES–105.89% (Cost $435,379,285)		941,644,958
OTHER ASSETS LESS LIABILITIES—(5.89)%		(52,378,133)
NET ASSETS–100.00%		$889,266,825
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,408,120	$41,106,390	$(41,915,911)	$-	$-	$598,599	$75,236
Invesco Liquid Assets Portfolio, Institutional Class	1,005,025	18,050,152	(19,054,656)	(341)	(180)	-	34,054
Invesco Treasury Portfolio, Institutional Class	1,609,279	59,235,392	(59,733,324)	-	-	1,111,347	105,785
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,289,337	404,206,113	(416,877,552)	-	-	12,617,898	704,006*
Invesco Private Prime Fund	65,029,725	812,476,332	(844,623,056)	(2,994)	(18,143)	32,861,864	1,858,490*
Total	$94,341,486	$1,335,074,379	$(1,382,204,499)	$(3,335)	$(18,323)	$47,189,708	$2,777,571

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. American Franchise Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $388,189,577)*	$894,455,250
Investments in affiliated money market funds, at value (Cost $47,189,708)	47,189,708
Cash	162,396
Foreign currencies, at value (Cost $10,403)	10,917
Receivable for:
Fund shares sold	66,596
Dividends	178,190
Investment for trustee deferred compensation and retirement plans	246,016
Other assets	2,267
Total assets	942,311,340
Liabilities:
Payable for:
Fund shares reacquired	6,821,284
Collateral upon return of securities loaned	45,479,762
Accrued fees to affiliates	446,878
Accrued other operating expenses	41,011
Trustee deferred compensation and retirement plans	255,580
Total liabilities	53,044,515
Net assets applicable to shares outstanding	$889,266,825
Net assets consist of:
Shares of beneficial interest	$304,096,512
Distributable earnings	585,170,313
$889,266,825
Net Assets:
Series I	$576,092,996
Series II	$313,173,829
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	7,243,528
Series II	4,373,950
Series I:
Net asset value per share	$79.53
Series II:
Net asset value per share	$71.60

*	At December 31, 2024, securities with an aggregate value of $42,221,972 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $103,598)	$4,572,082
Dividends from affiliated money market funds (includes net securities lending income of $74,993)	290,068
Total investment income	4,862,150
Expenses:
Advisory fees	5,544,580
Administrative services fees	1,361,953
Custodian fees	10,491
Distribution fees - Series II	723,715
Transfer agent fees	41,177
Trustees’ and officers’ fees and benefits	29,839
Reports to shareholders	68,234
Professional services fees	57,223
Other	6,780
Total expenses	7,843,992
Less: Fees waived	(4,534)
Net expenses	7,839,458
Net investment income (loss)	(2,977,308)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	88,357,167
Affiliated investment securities	(18,323)
Foreign currencies	(6,113)
88,332,731
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	157,212,801
Affiliated investment securities	(3,335)
Foreign currencies	(4,064)
157,205,402
Net realized and unrealized gain	245,538,133
Net increase in net assets resulting from operations	$242,560,825
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. American Franchise Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income (loss)	$(2,977,308)	$(1,125,066)
Net realized gain	88,332,731	1,678,351
Change in net unrealized appreciation	157,205,402	218,937,095
Net increase in net assets resulting from operations	242,560,825	219,490,380
Distributions to shareholders from distributable earnings:
Series I	—	(9,544,532)
Series II	—	(5,353,524)
Total distributions from distributable earnings	—	(14,898,056)
Share transactions–net:
Series I	(60,753,315)	(28,987,706)
Series II	(17,895,572)	(8,537,255)
Net increase (decrease) in net assets resulting from share transactions	(78,648,887)	(37,524,961)
Net increase in net assets	163,911,938	167,067,363
Net assets:
Beginning of year	725,354,887	558,287,524
End of year	$889,266,825	$725,354,887
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. American Franchise Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$58.96	$(0.19)	$20.76	$20.57	$—	$—	$—	$79.53	34.89%	$576,093	0.86%	0.86%	(0.27)%	52%
Year ended 12/31/23	42.84	(0.05)	17.35	17.30	—	(1.18)	(1.18)	58.96	40.93	478,288	0.86	0.86	(0.09)	63
Year ended 12/31/22	88.63	(0.03)	(27.15)	(27.18)	—	(18.61)	(18.61)	42.84	(31.11)	371,020	0.86	0.86	(0.05)	108
Year ended 12/31/21	89.10	(0.39)	11.37	10.98	—	(11.45)	(11.45)	88.63	11.92	591,907	0.86	0.86	(0.41)	68
Year ended 12/31/20	67.15	(0.13)	28.00	27.87	(0.06)	(5.86)	(5.92)	89.10	42.35	611,334	0.86	0.86	(0.18)	54
Series II
Year ended 12/31/24	53.21	(0.33)	18.72	18.39	—	—	—	71.60	34.56	313,174	1.11	1.11	(0.52)	52
Year ended 12/31/23	38.85	(0.16)	15.70	15.54	—	(1.18)	(1.18)	53.21	40.60	247,067	1.11	1.11	(0.34)	63
Year ended 12/31/22	83.04	(0.18)	(25.40)	(25.58)	—	(18.61)	(18.61)	38.85	(31.30)	187,267	1.11	1.11	(0.30)	108
Year ended 12/31/21	84.31	(0.59)	10.77	10.18	—	(11.45)	(11.45)	83.04	11.65	254,909	1.11	1.11	(0.66)	68
Year ended 12/31/20	63.90	(0.31)	26.58	26.27	—	(5.86)	(5.86)	84.31	41.99	218,808	1.11	1.11	(0.43)	54

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. American Franchise Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. American Franchise Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital growth.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
7
Invesco V.I. American Franchise Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund.
8
Invesco V.I. American Franchise Fund

Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $7,143 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $550 million	0.620%
Next $3.45 billion	0.600%
Next $250 million	0.595%
Next $2.25 billion	0.570%
Next $2.5 billion	0.545%
Over $10 billion	0.520%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.67%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to
9
Invesco V.I. American Franchise Fund

the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $4,534.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $117,120 for accounting and fund administrative services and was reimbursed $1,244,833 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $4,790 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$890,081,293	$4,373,957	$—	$894,455,250
Money Market Funds	1,709,946	45,479,762	—	47,189,708
Total Investments	$891,791,239	$49,853,719	$—	$941,644,958
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
10
Invesco V.I. American Franchise Fund

NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Long-term capital gain	$—	$14,898,056

Tax Components of Net Assets at Period-End:
2024
Undistributed long-term capital gain	$82,100,683
Net unrealized appreciation — investments	503,224,541
Net unrealized appreciation (depreciation) — foreign currencies	(3,812)
Temporary book/tax differences	(151,099)
Shares of beneficial interest	304,096,512
Total net assets	$889,266,825
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$—	$—
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $422,444,861 and $497,684,371, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$508,346,356
Aggregate unrealized (depreciation) of investments	(5,121,815)
Net unrealized appreciation of investments	$503,224,541
Cost of investments for tax purposes is $438,420,417.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2024, undistributed net investment income (loss) was increased by $2,966,389, undistributed net realized gain was increased by $6,116 and shares of beneficial interest was decreased by $2,972,505. This reclassification had no effect on the net assets of the Fund.
NOTE 9—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	328,666	$23,154,841	383,509	$19,833,437
Series II	458,601	29,232,297	400,913	19,137,248
11
Invesco V.I. American Franchise Fund

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Series I	-	$-	193,014	$9,544,532
Series II	-	-	119,900	5,353,524
Reacquired:
Series I	(1,197,409)	(83,908,156)	(1,125,807)	(58,365,675)
Series II	(727,797)	(47,127,869)	(697,492)	(33,028,027)
Net increase (decrease) in share activity	(1,137,939)	$(78,648,887)	(725,963)	$(37,524,961)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. American Franchise Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. American Franchise Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. American Franchise Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
13
Invesco V.I. American Franchise Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
14
Invesco V.I. American Franchise Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco V.I. American Franchise Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. American Value Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VK-VIAMVA-NCSR

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–97.32%
Aerospace & Defense–1.93%
Leonardo S.p.A. (Italy)	262,217	$7,054,632
Agricultural & Farm Machinery–1.50%
AGCO Corp.(b)	58,956	5,511,207
Application Software–2.03%
AppLovin Corp., Class A(c)	22,940	7,428,660
Automotive Parts & Equipment–0.68%
Dana, Inc.	214,875	2,483,955
Biotechnology–1.41%
Amicus Therapeutics, Inc.(b)(c)	88,595	834,565
Apellis Pharmaceuticals, Inc.(b)(c)	19,514	622,692
Ascendis Pharma A/S, ADR (Denmark)(c)	6,955	957,495
Ionis Pharmaceuticals, Inc.(b)(c)	24,442	854,492
Neurocrine Biosciences, Inc.(c)	7,440	1,015,560
Ultragenyx Pharmaceutical, Inc.(c)	20,867	877,875
		5,162,679
Coal & Consumable Fuels–2.09%
Cameco Corp. (Canada)	149,153	7,664,973
Communications Equipment–3.43%
Lumentum Holdings, Inc.(b)(c)	149,686	12,566,140
Construction & Engineering–3.86%
AECOM	53,319	5,695,536
MasTec, Inc.(b)(c)	62,125	8,457,697
		14,153,233
Construction Machinery & Heavy Transportation Equipment– 0.85%
Oshkosh Corp.	32,809	3,119,152
Copper–1.52%
Freeport-McMoRan, Inc.	145,890	5,555,491
Diversified Banks–1.92%
U.S. Bancorp(b)	146,856	7,024,123
Diversified Chemicals–0.90%
Huntsman Corp.	183,861	3,315,014
Diversified Metals & Mining–2.10%
Anglo American PLC (South Africa)	93,427	2,762,370
Teck Resources Ltd., Class B (Canada)	121,349	4,918,275
		7,680,645
Electric Utilities–2.69%
NRG Energy, Inc.	109,078	9,841,017
Electrical Components & Equipment–1.88%
Vertiv Holdings Co., Class A	60,697	6,895,786
Electronic Components–2.93%
Coherent Corp.(b)(c)	113,128	10,716,615
Fertilizers & Agricultural Chemicals–1.34%
Corteva, Inc.	57,871	3,296,332
Shares		Value
Fertilizers & Agricultural Chemicals–(continued)
Mosaic Co. (The)	65,795	$1,617,241
		4,913,573
Food Distributors–0.72%
Performance Food Group Co.(b)(c)	31,416	2,656,223
Gold–2.85%
Agnico Eagle Mines Ltd. (Canada)	87,848	6,870,592
Newmont Corp.	96,131	3,577,996
		10,448,588
Health Care Services–0.37%
Fresenius Medical Care AG (Germany)	29,408	1,338,969
Hotels, Resorts & Cruise Lines–3.85%
Expedia Group, Inc.(c)	65,799	12,260,328
Travel + Leisure Co.	36,560	1,844,452
		14,104,780
Human Resource & Employment Services–0.51%
ManpowerGroup, Inc.	32,124	1,854,197
Industrial Machinery & Supplies & Components–1.99%
Chart Industries, Inc.(c)	38,262	7,301,920
Insurance Brokers–1.88%
Willis Towers Watson PLC	21,934	6,870,606
Integrated Oil & Gas–0.78%
Cenovus Energy, Inc. (Canada)	188,112	2,849,897
Investment Banking & Brokerage–1.72%
Goldman Sachs Group, Inc. (The)	11,016	6,307,982
IT Consulting & Other Services–1.71%
EPAM Systems, Inc.(c)	26,765	6,258,192
Life & Health Insurance–2.23%
Globe Life, Inc.	73,331	8,177,873
Life Sciences Tools & Services–2.91%
Avantor, Inc.(b)(c)	341,893	7,203,685
ICON PLC(c)	16,449	3,449,520
		10,653,205
Managed Health Care–3.14%
Centene Corp.(c)	128,483	7,783,500
Molina Healthcare, Inc.(c)	12,756	3,712,634
		11,496,134
Oil & Gas Exploration & Production–4.31%
Antero Resources Corp.(b)(c)	67,050	2,350,103
ARC Resources Ltd. (Canada)	221,638	4,019,689
EQT Corp.	82,219	3,791,118
Expand Energy Corp.	40,947	4,076,274
Murphy Oil Corp.(b)	51,206	1,549,494
		15,786,678
Oil & Gas Refining & Marketing–0.35%
Phillips 66(b)	11,209	1,277,041
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. American Value Fund

Shares		Value
Oil & Gas Storage & Transportation–0.56%
New Fortress Energy, Inc.	135,202	$2,044,254
Paper & Plastic Packaging Products & Materials–0.98%
Sealed Air Corp.(b)	106,152	3,591,122
Pharmaceuticals–0.69%
Axsome Therapeutics, Inc.(c)	14,587	1,234,206
Intra-Cellular Therapies, Inc.(c)	15,650	1,307,088
		2,541,294
Regional Banks–10.15%
Citizens Financial Group, Inc.	146,083	6,392,592
Huntington Bancshares, Inc.	522,938	8,508,202
Pinnacle Financial Partners, Inc.	68,308	7,813,752
Webster Financial Corp.	99,996	5,521,779
Western Alliance Bancorporation	107,050	8,942,957
		37,179,282
Research & Consulting Services–4.08%
Amentum Holdings, Inc.(c)	137,193	2,885,169
Jacobs Solutions, Inc.	37,779	5,048,030
KBR, Inc.	120,778	6,996,669
		14,929,868
Semiconductor Materials & Equipment–4.05%
Lam Research Corp.	43,428	3,136,804
MKS Instruments, Inc.(b)	49,050	5,120,330
Onto Innovation, Inc.(c)	39,421	6,570,298
		14,827,432
Semiconductors–6.59%
Marvell Technology, Inc.	120,962	13,360,253
Rambus, Inc.(c)	145,600	7,696,416
STMicroelectronics N.V., New York Shares (France)	123,417	3,081,722
		24,138,391
Silver–1.13%
Pan American Silver Corp. (Canada)	204,525	4,135,496
Shares		Value
Trading Companies & Distributors–4.04%
Air Lease Corp., Class A(b)	107,050	$5,160,880
Beacon Roofing Supply, Inc.(b)(c)	35,167	3,572,264
WESCO International, Inc.	33,624	6,084,599
		14,817,743
Transaction & Payment Processing Services–2.67%
Fidelity National Information Services, Inc.(b)	120,963	9,770,182
Total Common Stocks & Other Equity Interests (Cost $272,035,677)		356,444,244
Money Market Funds–2.61%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e)	3,326,802	3,326,802
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(e)	6,221,772	6,221,772
Total Money Market Funds (Cost $9,548,574)		9,548,574
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $281,584,251)		365,992,818
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.40%
Invesco Private Government Fund, 4.50%(d)(e)(f)	10,563,982	10,563,982
Invesco Private Prime Fund, 4.53%(d)(e)(f)	27,541,163	27,549,425
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,113,407)		38,113,407
TOTAL INVESTMENTS IN SECURITIES–110.33% (Cost $319,697,658)		404,106,225
OTHER ASSETS LESS LIABILITIES—(10.33)%		(37,832,557)
NET ASSETS–100.00%		$366,273,668
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at December 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,697,387	$37,893,536	$(37,264,121)	$-	$-	$3,326,802	$96,436
Invesco Liquid Assets Portfolio, Institutional Class	1,970,622	14,034,443	(16,004,573)	(691)	199	-	40,139
Invesco Treasury Portfolio, Institutional Class	3,082,729	58,280,801	(55,141,758)	-	-	6,221,772	141,147
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. American Value Fund

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$12,457,105	$215,218,226	$(217,111,349)	$-	$-	$10,563,982	$665,929*
Invesco Private Prime Fund	33,085,360	462,133,920	(467,658,934)	(5,972)	(4,949)	27,549,425	1,791,920*
Total	$53,293,203	$787,560,926	$(793,180,735)	$(6,663)	$(4,750)	$47,661,981	$2,735,571

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. American Value Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $272,035,677)*	$356,444,244
Investments in affiliated money market funds, at value (Cost $47,661,981)	47,661,981
Cash	14,696
Foreign currencies, at value (Cost $32,885)	32,855
Receivable for:
Investments sold	1,259,034
Fund shares sold	12,933
Dividends	321,209
Investment for trustee deferred compensation and retirement plans	114,115
Other assets	897
Total assets	405,861,964
Liabilities:
Payable for:
Investments purchased	520,516
Fund shares reacquired	578,934
Due to broker	3,470
Collateral upon return of securities loaned	38,113,407
Accrued fees to affiliates	197,628
Accrued other operating expenses	52,689
Trustee deferred compensation and retirement plans	121,652
Total liabilities	39,588,296
Net assets applicable to shares outstanding	$366,273,668
Net assets consist of:
Shares of beneficial interest	$230,178,701
Distributable earnings	136,094,967
$366,273,668
Net Assets:
Series I	$172,345,459
Series II	$193,928,209
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	9,758,817
Series II	11,188,845
Series I:
Net asset value per share	$17.66
Series II:
Net asset value per share	$17.33

*	At December 31, 2024, securities with an aggregate value of $37,338,753 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $121,514)	$4,485,744
Dividends from affiliated money market funds (includes net securities lending income of $84,366)	362,088
Total investment income	4,847,832
Expenses:
Advisory fees	2,425,427
Administrative services fees	577,422
Custodian fees	10,805
Distribution fees - Series II	476,797
Transfer agent fees	17,565
Trustees’ and officers’ fees and benefits	25,562
Reports to shareholders	59,949
Professional services fees	53,387
Other	2,878
Total expenses	3,649,792
Less: Fees waived	(6,014)
Net expenses	3,643,778
Net investment income	1,204,054
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	55,922,592
Affiliated investment securities	(4,750)
Foreign currencies	311
Forward foreign currency contracts	(70,030)
55,848,123
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	35,670,588
Affiliated investment securities	(6,663)
Foreign currencies	(2,663)
Forward foreign currency contracts	251,766
35,913,028
Net realized and unrealized gain	91,761,151
Net increase in net assets resulting from operations	$92,965,205
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. American Value Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$1,204,054	$2,868,679
Net realized gain	55,848,123	5,197,602
Change in net unrealized appreciation	35,913,028	35,680,316
Net increase in net assets resulting from operations	92,965,205	43,746,597
Distributions to shareholders from distributable earnings:
Series I	(5,319,651)	(30,472,151)
Series II	(5,837,175)	(36,106,345)
Total distributions from distributable earnings	(11,156,826)	(66,578,496)
Share transactions–net:
Series I	(15,982,312)	13,458,750
Series II	(33,053,837)	13,246,221
Net increase (decrease) in net assets resulting from share transactions	(49,036,149)	26,704,971
Net increase in net assets	32,772,230	3,873,072
Net assets:
Beginning of year	333,501,438	329,628,366
End of year	$366,273,668	$333,501,438
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. American Value Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$13.98	$0.08	$4.15	$4.23	$(0.17)	$(0.38)	$(0.55)	$17.66	30.41%	$172,345	0.90%	0.90%	0.47%	39%
Year ended 12/31/23	15.70	0.16	1.70	1.86	(0.11)	(3.47)	(3.58)	13.98	15.60	150,857	0.89	0.89	1.05	60
Year ended 12/31/22	20.13	0.18	(0.89)	(0.71)	(0.15)	(3.57)	(3.72)	15.70	(2.61)	147,248	0.89	0.89	0.97	139
Year ended 12/31/21	15.80	0.13	4.28	4.41	(0.08)	—	(0.08)	20.13	27.95	160,576	0.89	0.89	0.69	82
Year ended 12/31/20	15.92	0.10	0.04	0.14	(0.13)	(0.13)	(0.26)	15.80	1.12	73,098	0.93	0.93	0.74	59
Series II
Year ended 12/31/24	13.73	0.04	4.07	4.11	(0.13)	(0.38)	(0.51)	17.33	30.09	193,928	1.15	1.15	0.22	39
Year ended 12/31/23	15.48	0.12	1.66	1.78	(0.06)	(3.47)	(3.53)	13.73	15.29	182,645	1.14	1.14	0.80	60
Year ended 12/31/22	19.89	0.13	(0.88)	(0.75)	(0.09)	(3.57)	(3.66)	15.48	(2.86)	182,381	1.14	1.14	0.72	139
Year ended 12/31/21	15.62	0.08	4.23	4.31	(0.04)	—	(0.04)	19.89	27.62	214,210	1.14	1.14	0.44	82
Year ended 12/31/20	15.74	0.07	0.03	0.10	(0.09)	(0.13)	(0.22)	15.62	0.86	167,974	1.18	1.18	0.49	59

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $61,601,599 in connection with the acquisition of Invesco V.I. Value Opportunities Fund into the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. American Value Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. American Value Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
8
Invesco V.I. American Value Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund.
9
Invesco V.I. American Value Fund

Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $8,131 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $1.5 billion	0.620%
Next $2.5 billion	0.595%
Next $2.5 billion	0.570%
Next $2.5 billion	0.545%
Over $10 billion	0.520%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the
10
Invesco V.I. American Value Fund

following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $6,014.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $48,761 for accounting and fund administrative services and was reimbursed $528,661 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $29,334 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$345,288,273	$11,155,971	$—	$356,444,244
Money Market Funds	9,548,574	38,113,407	—	47,661,981
Total Investments	$354,836,847	$49,269,378	$—	$404,106,225
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
11
Invesco V.I. American Value Fund

Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(70,030)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	251,766
Total	$181,736
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$15,179,390

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$3,062,913	$1,537,636
Long-term capital gain	8,093,913	65,040,860
Total distributions	$11,156,826	$66,578,496

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$11,419,198
Undistributed long-term capital gain	44,711,615
Net unrealized appreciation — investments	80,036,584
Net unrealized appreciation (depreciation) — foreign currencies	(420)
Temporary book/tax differences	(72,010)
Shares of beneficial interest	230,178,701
Total net assets	$366,273,668
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
12
Invesco V.I. American Value Fund

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $136,537,998 and $197,587,190, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$94,030,382
Aggregate unrealized (depreciation) of investments	(13,993,798)
Net unrealized appreciation of investments	$80,036,584
Cost of investments for tax purposes is $324,069,641.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions, on December 31, 2024, undistributed net investment income was increased by $311 and undistributed net realized gain was decreased by $311. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	553,679	$9,085,202	593,833	$9,101,305
Series II	758,115	12,058,131	3,061,550	44,280,681
Issued as reinvestment of dividends:
Series I	312,921	5,319,651	2,541,464	30,472,151
Series II	349,741	5,837,175	3,065,055	36,106,345
Reacquired:
Series I	(1,896,642)	(30,387,165)	(1,723,164)	(26,114,706)
Series II	(3,216,772)	(50,949,143)	(4,607,869)	(67,140,805)
Net increase (decrease) in share activity	(3,138,958)	$(49,036,149)	2,930,869	$26,704,971

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco V.I. American Value Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. American Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. American Value Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco V.I. American Value Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$8,093,913
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	98.82%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco V.I. American Value Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco V.I. American Value Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Balanced-Risk Allocation Fund

2	Consolidated Schedule of Investments
13	Consolidated Financial Statements
15	Consolidated Financial Highlights
16	Notes to Consolidated Financial Statements
25	Report of Independent Registered Public Accounting Firm
26	Tax Information
27	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIIBRA-NCSR

Consolidated Schedule of Investments
December 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–2.12%(a)
U.S. Treasury Floating Rate Notes–2.12%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%) (Cost $8,950,000)(b)	4.46%	07/31/2026	$8,950	$8,955,275
			Shares
Money Market Funds–89.73%(c)
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)			109,484,804	109,484,804
Invesco Government Money Market Fund, Cash Reserve Shares, 4.38%(d)			57,405,756	57,405,756
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 4.42%(d)			71,683,244	71,683,244
Invesco Treasury Obligations Portfolio, Institutional Class, 4.36%(d)			51,505,418	51,505,418
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)			40,495,750	40,495,750
Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 4.63%(d)			39,409,556	39,409,556
Invesco V.I. Government Money Market Fund, Series I, 4.27%(d)			9,240,310	9,240,310
Total Money Market Funds (Cost $379,224,838)				379,224,838

Options Purchased–0.86%
(Cost $5,947,322)(e)				3,618,929
TOTAL INVESTMENTS IN SECURITIES–92.71% (Cost $394,122,160)				391,799,042
OTHER ASSETS LESS LIABILITIES–7.29%				30,810,122
NET ASSETS–100.00%				$422,609,164
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2024.
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$125,718,356	$130,945,759	$(147,179,311)	$-	$-	$109,484,804	$6,124,491
Invesco Government Money Market Fund, Cash Reserve Shares	57,361,998	30,614,616	(30,570,858)	-	-	57,405,756	2,875,737
Invesco Premier U.S. Government Money Portfolio, Institutional Class	64,694,230	55,359,636	(48,370,622)	-	-	71,683,244	3,456,944
Invesco Treasury Obligations Portfolio, Institutional Class	51,505,418	-	-	-	-	51,505,418	2,579,159
Invesco Treasury Portfolio, Institutional Class	64,046,146	161,090,943	(184,641,339)	-	-	40,495,750	2,717,282
Invesco US Dollar Liquidity Portfolio, Agency Class	41,173,803	111,987,013	(113,751,260)	-	-	39,409,556	2,174,023
Invesco V.I. Government Money Market Fund, Series I	9,240,310	-	-	-	-	9,240,310	450,744
Total	$413,740,261	$489,997,967	$(524,513,390)	$-	$-	$379,224,838	$20,378,380

(e)	The table below details options purchased.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	01/17/2025	33	EUR	4,400.00	EUR	1,452,000	$1,367
EURO STOXX 50 Index	Put	02/21/2025	33	EUR	4,600.00	EUR	1,518,000	11,964
EURO STOXX 50 Index	Put	03/21/2025	33	EUR	4,800.00	EUR	1,584,000	35,824
EURO STOXX 50 Index	Put	08/15/2025	33	EUR	4,600.00	EUR	1,518,000	52,813
EURO STOXX 50 Index	Put	05/16/2025	33	EUR	4,800.00	EUR	1,584,000	56,641
EURO STOXX 50 Index	Put	04/17/2025	33	EUR	5,000.00	EUR	1,650,000	73,938
EURO STOXX 50 Index	Put	09/19/2025	31	EUR	4,850.00	EUR	1,503,500	82,462
EURO STOXX 50 Index	Put	10/17/2025	32	EUR	4,800.00	EUR	1,536,000	82,536
EURO STOXX 50 Index	Put	12/19/2025	33	EUR	4,700.00	EUR	1,551,000	82,552
EURO STOXX 50 Index	Put	07/18/2025	33	EUR	4,900.00	EUR	1,617,000	85,594
EURO STOXX 50 Index	Put	11/21/2025	32	EUR	4,800.00	EUR	1,536,000	87,939
EURO STOXX 50 Index	Put	06/20/2025	33	EUR	4,950.00	EUR	1,633,500	89,696
FTSE 100 Index	Put	01/17/2025	17	GBP	7,625.00	GBP	1,296,250	1,490
FTSE 100 Index	Put	02/21/2025	17	GBP	7,550.00	GBP	1,283,500	3,937
FTSE 100 Index	Put	03/21/2025	17	GBP	7,625.00	GBP	1,296,250	8,832
FTSE 100 Index	Put	04/17/2025	17	GBP	7,850.00	GBP	1,334,500	19,260
FTSE 100 Index	Put	07/18/2025	17	GBP	8,200.00	GBP	1,394,000	56,292
FTSE 100 Index	Put	08/15/2025	17	GBP	8,150.00	GBP	1,385,500	56,930
FTSE 100 Index	Put	06/20/2025	17	GBP	8,275.00	GBP	1,406,750	61,612
FTSE 100 Index	Put	11/21/2025	17	GBP	8,100.00	GBP	1,377,000	64,592
FTSE 100 Index	Put	10/17/2025	17	GBP	8,225.00	GBP	1,398,250	70,657
FTSE 100 Index	Put	09/19/2025	17	GBP	8,275.00	GBP	1,406,750	75,659
FTSE 100 Index	Put	12/19/2025	17	GBP	8,250.00	GBP	1,402,500	83,001
FTSE 100 Index	Put	05/16/2025	17	GBP	8,100.00	GBP	1,377,000	37,457
MSCI Emerging Markets Index	Put	01/17/2025	22	USD	1,020.00	USD	2,244,000	5,280
MSCI Emerging Markets Index	Put	02/21/2025	22	USD	980.00	USD	2,156,000	9,570
MSCI Emerging Markets Index	Put	03/21/2025	22	USD	1,030.00	USD	2,266,000	37,180
MSCI Emerging Markets Index	Put	04/17/2025	22	USD	1,050.00	USD	2,310,000	59,180
MSCI Emerging Markets Index	Put	05/16/2025	22	USD	1,050.00	USD	2,310,000	68,860
MSCI Emerging Markets Index	Put	06/20/2025	22	USD	1,070.00	USD	2,354,000	96,140
MSCI Emerging Markets Index	Put	08/15/2025	22	USD	1,080.00	USD	2,376,000	119,900
MSCI Emerging Markets Index	Put	07/18/2025	22	USD	1,090.00	USD	2,398,000	123,310
MSCI Emerging Markets Index	Put	09/19/2025	22	USD	1,080.00	USD	2,376,000	127,380
MSCI Emerging Markets Index	Put	12/19/2025	22	USD	1,080.00	USD	2,376,000	152,680
MSCI Emerging Markets Index	Put	11/21/2025	22	USD	1,125.00	USD	2,475,000	191,620
MSCI Emerging Markets Index	Put	10/17/2025	22	USD	1,160.00	USD	2,552,000	233,750
Nikkei 225 Index	Put	03/14/2025	9	JPY	32,000.00	JPY	288,000,000	7,436
Nikkei 225 Index	Put	03/14/2025	9	JPY	34,500.00	JPY	310,500,000	13,728
Nikkei 225 Index	Put	03/14/2025	9	JPY	38,500.00	JPY	346,500,000	48,333
Nikkei 225 Index	Put	06/13/2025	8	JPY	36,750.00	JPY	294,000,000	56,182
Nikkei 225 Index	Put	06/13/2025	8	JPY	37,250.00	JPY	298,000,000	62,792
Nikkei 225 Index	Put	09/12/2025	8	JPY	36,500.00	JPY	292,000,000	76,774
Nikkei 225 Index	Put	06/13/2025	8	JPY	38,250.00	JPY	306,000,000	78,808
Nikkei 225 Index	Put	09/12/2025	8	JPY	37,250.00	JPY	298,000,000	87,960
Nikkei 225 Index	Put	09/12/2025	8	JPY	38,000.00	JPY	304,000,000	100,925
Nikkei 225 Index	Put	12/12/2025	8	JPY	37,000.00	JPY	296,000,000	107,789
Nikkei 225 Index	Put	12/12/2025	8	JPY	37,250.00	JPY	298,000,000	112,365
Nikkei 225 Index	Put	12/12/2025	8	JPY	37,500.00	JPY	300,000,000	116,686
S&P 500 Mini Index	Put	01/17/2025	16	USD	480.00	USD	768,000	264
S&P 500 Mini Index	Put	02/21/2025	16	USD	493.00	USD	788,800	1,432
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
S&P 500 Mini Index	Put	03/21/2025	16	USD	520.00	USD	832,000	$4,416
S&P 500 Mini Index	Put	05/16/2025	16	USD	511.00	USD	817,600	7,720
S&P 500 Mini Index	Put	04/17/2025	16	USD	535.00	USD	856,000	8,456
S&P 500 Mini Index	Put	06/20/2025	16	USD	540.00	USD	864,000	15,072
S&P 500 Mini Index	Put	08/15/2025	16	USD	552.00	USD	883,200	22,272
S&P 500 Mini Index	Put	07/18/2025	16	USD	560.00	USD	896,000	22,376
S&P 500 Mini Index	Put	09/19/2025	16	USD	565.00	USD	904,000	28,968
S&P 500 Mini Index	Put	10/17/2025	16	USD	575.00	USD	920,000	34,648
S&P 500 Mini Index	Put	11/21/2025	16	USD	582.00	USD	931,200	40,008
S&P 500 Mini Index	Put	12/19/2025	16	USD	610.00	USD	976,000	55,624
Total Index Options Purchased								$3,618,929

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	121	February-2025	$8,983,040	$344,485	$344,485
Gasoline Reformulated Blendstock Oxygenate Blending	127	January-2025	10,717,073	47,115	47,115
New York Harbor Ultra-Low Sulfur Diesel	96	March-2025	9,116,755	230,183	230,183
Silver	31	March-2025	4,532,510	(350,612)	(350,612)
WTI Crude	63	February-2025	4,488,750	231,799	231,799
Subtotal				502,970	502,970
Equity Risk
E-Mini Russell 2000 Index	328	March-2025	36,896,720	(2,186,026)	(2,186,026)
E-Mini S&P 500 Index	18	March-2025	5,342,175	(197,308)	(197,308)
EURO STOXX 50 Index	169	March-2025	8,544,610	(175,478)	(175,478)
FTSE 100 Index	160	March-2025	16,385,866	(210,204)	(210,204)
MSCI Emerging Markets Index	860	March-2025	46,173,400	(1,671,866)	(1,671,866)
Nikkei 225 Index	114	March-2025	28,908,450	500,661	500,661
Subtotal				(3,940,221)	(3,940,221)
Interest Rate Risk
Australia 10 Year Bonds	721	March-2025	50,372,090	(680,694)	(680,694)
Canada 10 Year Bonds	864	March-2025	73,696,504	784,558	784,558
Euro-Bund	423	March-2025	58,468,662	(1,562,835)	(1,562,835)
Japan 10 Year Bonds	46	March-2025	41,484,636	(142,052)	(142,052)
Long Gilt	452	March-2025	52,291,002	(1,417,821)	(1,417,821)
U.S. Treasury Long Bonds	203	March-2025	23,110,281	(720,638)	(720,638)
Subtotal				(3,739,482)	(3,739,482)
Total Futures Contracts				$(7,176,733)	$(7,176,733)

(a)	Futures contracts collateralized by $18,895,483 cash held with Goldman Sachs International, the futures commission merchant.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19%	Monthly	10,050	February—2025	USD	2,958,214	$—	$80,765	$80,765
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	18,900	February—2025	USD	3,510,361	—	220,796	220,796
Canadian Imperial Bank of Commerce	Receive	Cibc Seasonally Enhanced Live Cattle Commodity Index	0.15	Monthly	14,234	December—2025	USD	1,437,581	—	27,334	27,334
Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return	0.14	Monthly	4,800	February—2025	USD	1,723,805	—	30,517	30,517
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	26,150	February—2025	USD	9,084,960	—	334,563	334,563
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	35,000	October—2025	USD	5,889,047	—	28,683	28,683
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soymeal type A Excess Return	0.17	Monthly	8,850	February—2025	USD	3,053,213	—	62,932	62,932
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	11,000	December—2025	USD	473,133	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.28	Monthly	44,500	October—2025	USD	5,192,327	—	22	22
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.09	Monthly	28,500	November—2025	USD	7,552,013	—	3	3
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	8,800	December—2025	USD	585,353	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	29,800	October—2025	USD	2,428,271	—	0	0
Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28	Monthly	22,000	February—2025	USD	2,557,240	—	0	0
Royal Bank of Canada	Receive	RBC Commodity KCEO Excess Return Custom Index	0.16	Monthly	74,500	November—2025	USD	2,747,493	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.18	Monthly	30,600	November—2025	USD	4,831,688	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	28,300	February—2025	USD	3,025,344	—	0	0
Royal Bank of Canada	Receive	RBC Gold E0 Excess Return Index	0.06	Monthly	4,442	February—2025	USD	2,432,054	—	0	0
Subtotal — Appreciation									—	785,615	785,615
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.17%	Monthly	11,300	April—2025	USD	8,141,956	$—	$(270,706)	$(270,706)
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19	Monthly	32,171	December—2025	USD	2,935,243	—	(147,102)	(147,102)
Barclays Bank PLC	Receive	Barclays Wheat Seasonal Index	0.17	Monthly	150,259	December—2025	USD	2,077,751	—	(27,017)	(27,017)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	79,700	February—2025	USD	8,837,622	—	(403,672)	(403,672)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	23,700	February—2025	USD	2,476,513	—	(130,101)	(130,101)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28	Monthly	21,500	February—2025	USD	2,955,308	—	(73,726)	(73,726)
Canadian Imperial Bank of Commerce	Receive	Cibc Seasonally Enhanced Lean Hog Commodity Index	0.20	Monthly	99,041	December—2025	USD	4,786,364	—	(125,178)	(125,178)
Canadian Imperial Bank of Commerce	Receive	Cibz Enhanced Sugar 2 Excess Return Index	0.21	Monthly	34,798	December—2025	USD	4,761,790	—	(371,552)	(371,552)
Citibank, N.A.	Receive	Citi Commodities Benchmark (Regular Roll) Mono Index Coffee	0.12	Monthly	207,356	December—2025	USD	3,091,678	—	(98,287)	(98,287)
Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	28,900	February—2025	USD	3,305,229	—	(185,024)	(185,024)
Goldman Sachs International	Receive	S&P GSCI Wheat Excess Return A48 Strategy	0.20	Monthly	90,000	March—2025	USD	916,087	—	(5,993)	(5,993)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	115,500	February—2025	USD	6,144,323	—	(28,274)	(28,274)
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Index Excess Return	0.30	Monthly	58,200	June—2025	USD	6,003,487	—	(33,779)	(33,779)
Subtotal									—	(1,900,411)	(1,900,411)
Equity Risk
BNP Paribas S.A.	Receive	BNP Paribas AIR VAR Intraday US Calendar Excess Return Index	0.10	Monthly	46,500	February—2025	USD	10,498,886	—	(258,578)	(258,578)
Citibank, N.A.	Receive	Citi EQ US Volatility Carry Series 5 Index	0.00	Monthly	61,000	February—2025	USD	10,507,860	—	(168,967)	(168,967)
Goldman Sachs International	Receive	Systematic Volatility Carry DO Series 04 Excess Return Strategy	0.00	Monthly	99,000	February—2025	USD	10,469,250	—	(640,530)	(640,530)
Macquarie Bank Ltd.	Receive	Macquarie Volatility Product VMAQWSL5	0.15	Monthly	83,500	October—2025	USD	10,392,243	—	(7,674)	(7,674)
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley Volatility Relative Value SPX	0.00	Monthly	59,500	February—2025	USD	10,514,245	—	(173,362)	(173,362)
Subtotal									—	(1,249,111)	(1,249,111)
Subtotal — Depreciation									—	(3,149,522)	(3,149,522)
Total — Total Return Swap Agreements									$—	$(2,363,907)	$(2,363,907)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Balanced-Risk Allocation Fund

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $6,000,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	ESTRON + 0.280%	Monthly	40	March—2025	EUR	275,057	$—	$(3,911)	$(3,911)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.000%	Monthly	96,780	February—2025	JPY	366,159,387	—	(8,519)	(8,519)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.040%	Monthly	121,877	January—2025	JPY	461,111,879	—	(10,728)	(10,728)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.130%	Monthly	268,750	January—2025	JPY	1,016,794,125	—	(23,656)	(23,656)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.060%	Monthly	234,033	February—2025	JPY	924,109,724	—	(55,105)	(55,105)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.060%	Monthly	78,011	February—2025	JPY	308,036,574	—	(18,368)	(18,368)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.120%	Monthly	146,065	February—2025	JPY	576,756,640	—	(34,392)	(34,392)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR + 0.190%	Monthly	216,891	January—2025	JPY	856,422,309	—	(51,069)	(51,069)
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.555%	Monthly	70	February—2025	GBP	406,834	—	(5,108)	(5,108)
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.580%	Monthly	80	March—2025	GBP	464,954	—	(5,838)	(5,838)
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.890%	Monthly	170	May—2025	GBP	988,026	—	(12,406)	(12,406)
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.900%	Monthly	888	May—2025	GBP	5,160,985	—	(64,802)	(64,802)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.560%	Monthly	400	February—2025	GBP	2,967,232	—	(76,191)	(76,191)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.590%	Monthly	5	February—2025	GBP	37,090	—	(952)	(952)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.850%	Monthly	473	May—2025	GBP	3,508,752	—	(90,095)	(90,095)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.870%	Monthly	157	May—2025	GBP	1,164,639	$—	$(29,905)	$(29,905)
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.520%	Monthly	498	April—2025	GBP	4,117,429	—	(80,942)	(80,942)
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.605%	Monthly	40	January—2025	GBP	330,717	—	(6,501)	(6,501)
Citibank, N.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR + 0.320%	Monthly	200	January—2025	EUR	713,834	—	(5,281)	(5,281)
Citibank, N.A.	Receive	MSCI EMU Minimum Volatility Index	ESTRON + 0.029%	Monthly	180	March—2025	EUR	642,451	—	(4,753)	(4,753)
Citibank, N.A.	Receive	MSCI EMU Minimum Volatility Index	ESTRON + 0.220%	Monthly	70	March—2025	EUR	249,842	—	(1,848)	(1,848)
Citibank, N.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR + 0.325%	Monthly	1,420	January—2025	EUR	9,764,508	—	(138,856)	(138,856)
Citibank, N.A.	Receive	MSCI EMU Momentum Index	ESTRON + 0.120%	Monthly	80	April—2025	EUR	550,113	—	(7,823)	(7,823)
Citibank, N.A.	Receive	MSCI EMU Quality Index	ESTRON + 0.180%	Monthly	140	April—2025	EUR	636,119	—	(6,754)	(6,754)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.030%	Monthly	33,000	April—2025	JPY	124,852,860	—	(2,905)	(2,905)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.010%	Monthly	202,195	February—2025	JPY	764,988,606	—	(17,798)	(17,798)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.010%	Monthly	67,398	February—2025	JPY	254,994,941	—	(5,933)	(5,933)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.220%	Monthly	35,000	February—2025	JPY	132,419,700	—	(3,081)	(3,081)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.090%	Monthly	45,000	April—2025	JPY	177,688,350	—	(10,596)	(10,596)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.250%	Monthly	70,000	February—2025	JPY	276,404,100	—	(16,482)	(16,482)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.870%	Monthly	575	April—2025	USD	6,508,937	—	(258,405)	(258,405)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.860%	Monthly	425	April—2025	USD	6,328,688	—	(181,836)	(181,836)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.830%	Monthly	770	April—2025	USD	6,139,449	—	(122,145)	(122,145)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.890%	Monthly	302	May—2025	GBP	1,755,200	$—	$(22,038)	$(22,038)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.879%	Monthly	155	May—2025	GBP	1,149,802	—	(29,524)	(29,524)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.520%	Monthly	32	April—2025	GBP	264,574	—	(5,201)	(5,201)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.550%	Monthly	48	April—2025	GBP	396,861	—	(7,802)	(7,802)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Minimum Volatility Index	ESTRON + 0.244%	Monthly	320	January—2025	EUR	1,142,134	—	(8,449)	(8,449)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Quality Index	ESTRON + 0.300%	Monthly	2,020	January—2025	EUR	9,178,294	—	(97,444)	(97,444)
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.534%	Monthly	319	January—2025	GBP	2,637,470	—	(51,848)	(51,848)
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.534%	Monthly	133	January—2025	GBP	1,099,635	—	(21,617)	(21,617)
Merrill Lynch International	Receive	MSCI EMU Minimum Volatility Index	ESTRON + 0.170%	Monthly	2,070	March—2025	EUR	7,388,182	—	(54,656)	(54,656)
Merrill Lynch International	Receive	MSCI EMU Quality Index	ESTRON + 0.630%	Monthly	150	April—2025	EUR	681,138	—	(6,802)	(6,802)
Total — Total Return Swap Agreements									$—	$(1,668,365)	$(1,668,365)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $6,000,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100.00%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100.00%
Cibc Seasonally Enhanced Live Cattle Commodity Index
	Long Futures Contracts
	Live Cattle	100.00%
Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return
	Long Futures Contracts
	Soybean	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Single Commodity Soymeal type A Excess Return
	Long Futures Contracts
	Soybean Meal	100.00%
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity CT01 Excess Return Custom Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity KCEO Excess Return Custom Index
	Long Futures Contracts
	Copper	100.00%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100.00%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100.00%
RBC Gold E0 Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Barclays Wheat Seasonal Index
	Long Futures Contracts
	Wheat	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	0.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Soybean Oil	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Cibc Seasonally Enhanced Lean Hog Commodity Index
	Long Futures Contracts
	Lean Hog	100.00%
Cibz Enhanced Sugar 2 Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
Citi Commodities Benchmark (Regular Roll) Mono Index Coffee
	Long Futures Contracts
	Mono Index coffee	100.00%
S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
S&P GSCI Wheat Excess Return A48 Strategy
	Long Futures Contracts
	Wheat	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
S&P GSCI Aluminum Dynamic Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11
Invesco V.I. Balanced-Risk Allocation Fund

Abbreviations:
EMU	—European Economic and Monetary Union
ESTRON	—Euro Short-Term Rate
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12
Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $14,897,322)	$12,574,204
Investments in affiliated money market funds, at value (Cost $379,224,838)	379,224,838
Other investments:
Variation margin receivable — futures contracts	750,564
Swaps receivable — OTC	195,478
Unrealized appreciation on swap agreements — OTC	785,615
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	18,895,483
Cash collateral — OTC Derivatives	6,000,000
Cash	133,509
Foreign currencies, at value (Cost $8,773,697)	8,621,297
Due from broker	345,914
Receivable for:
Fund shares sold	44,586
Dividends	1,472,419
Interest	71,273
Investment for trustee deferred compensation and retirement plans	95,353
Other assets	930
Total assets	429,211,463
Liabilities:
Other investments:
Swaps payable — OTC	1,165,588
Unrealized depreciation on swap agreements—OTC	4,817,887
Payable for:
Fund shares reacquired	135,053
Accrued fees to affiliates	287,893
Accrued other operating expenses	93,792
Trustee deferred compensation and retirement plans	102,086
Total liabilities	6,602,299
Net assets applicable to shares outstanding	$422,609,164
Net assets consist of:
Shares of beneficial interest	$492,844,572
Distributable earnings (loss)	(70,235,408)
$422,609,164
Net Assets:
Series I	$39,559,199
Series II	$383,049,965
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	4,675,942
Series II	46,338,423
Series I:
Net asset value per share	$8.46
Series II:
Net asset value per share	$8.27
Consolidated Statement of Operations
For the year ended December 31, 2024
Investment income:
Interest	$1,241,361
Dividends from affiliated money market funds	20,378,380
Total investment income	21,619,741
Expenses:
Advisory fees	4,218,570
Administrative services fees	724,248
Custodian fees	117,882
Distribution fees - Series II	1,026,380
Transfer agent fees	17,014
Trustees’ and officers’ fees and benefits	26,768
Reports to shareholders	40,807
Professional services fees	84,861
Other	(119,823)
Total expenses	6,136,707
Less: Fees waived	(1,876,202)
Net expenses	4,260,505
Net investment income	17,359,236
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(5,139,857)
Foreign currencies	(57,737)
Futures contracts	9,251,789
Swap agreements	18,468,397
22,522,592
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	358,165
Foreign currencies	(182,533)
Futures contracts	(17,491,008)
Swap agreements	(5,974,079)
(23,289,455)
Net realized and unrealized gain (loss)	(766,863)
Net increase in net assets resulting from operations	$16,592,373
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13
Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$17,359,236	$24,771,566
Net realized gain (loss)	22,522,592	(17,170,429)
Change in net unrealized appreciation (depreciation)	(23,289,455)	29,048,927
Net increase in net assets resulting from operations	16,592,373	36,650,064
Distributions to shareholders from distributable earnings:
Series I	(2,400,906)	—
Series II	(23,600,140)	—
Total distributions from distributable earnings	(26,001,046)	—
Share transactions–net:
Series I	6,035,622	(9,040,352)
Series II	(27,251,986)	(384,062,385)
Net increase (decrease) in net assets resulting from share transactions	(21,216,364)	(393,102,737)
Net increase (decrease) in net assets	(30,625,037)	(356,452,673)
Net assets:
Beginning of year	453,234,201	809,686,874
End of year	$422,609,164	$453,234,201
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
14
Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$8.68	$0.37	$(0.03)	$0.34	$(0.56)	$—	$—	$(0.56)	$8.46	3.76%	$39,559	0.72%	1.14%	4.09%	10%
Year ended 12/31/23	8.14	0.32	0.22	0.54	—	—	—	—	8.68	6.63	34,610	0.73 (d)	1.13	3.90	68
Year ended 12/31/22	10.76	0.06	(1.60)	(1.54)	(0.74)	(0.34)	(0.00)	(1.08)	8.14	(14.35)	41,209	0.73 (d)	1.12	0.59	140
Year ended 12/31/21	10.48	(0.08)	1.08	1.00	(0.36)	(0.36)	—	(0.72)	10.76	9.55	49,456	0.71	1.11	(0.69)	107
Year ended 12/31/20	10.91	(0.03)	1.03	1.00	(0.87)	(0.56)	—	(1.43)	10.48	10.22	46,853	0.66 (d)	1.10	(0.25)	82
Series II
Year ended 12/31/24	8.48	0.34	(0.02)	0.32	(0.53)	—	—	(0.53)	8.27	3.56	383,050	0.97	1.39	3.84	10
Year ended 12/31/23	7.97	0.30	0.21	0.51	—	—	—	—	8.48	6.40	418,624	0.98 (d)	1.38	3.65	68
Year ended 12/31/22	10.55	0.03	(1.56)	(1.53)	(0.71)	(0.34)	(0.00)	(1.05)	7.97	(14.52)	768,478	0.98 (d)	1.37	0.34	140
Year ended 12/31/21	10.29	(0.10)	1.05	0.95	(0.33)	(0.36)	—	(0.69)	10.55	9.26	931,915	0.96	1.36	(0.94)	107
Year ended 12/31/20	10.73	(0.05)	1.01	0.96	(0.84)	(0.56)	—	(1.40)	10.29	9.99	933,770	0.91 (d)	1.35	(0.50)	82

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return.
Estimated acquired fund fees from underlying funds were 0.19%, 0.17%, 0.11% and 0.15% for the years ended December 31, 2024, 2023, 2022 and 2020, respectively.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
15
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for
16
Invesco V.I. Balanced-Risk Allocation Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial
17
Invesco V.I. Balanced-Risk Allocation Fund

statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
L.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
M.
Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
N.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is
18
Invesco V.I. Balanced-Risk Allocation Fund

exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.950%
Next $250 million	0.925%
Next $500 million	0.900%
Next $1.5 billion	0.875%
Next $2.5 billion	0.850%
Next $2.5 billion	0.825%
Next $2.5 billion	0.800%
Over $10 billion	0.775%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.94%.
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Invesco V.I. Balanced-Risk Allocation Fund

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including fiscal year-end Acquired Fund Fees and Expenses of 0.19% and excluding certain items discussed below) of Series I shares to 0.88% and Series II shares to 1.13% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $1,876,202.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $52,046 for accounting and fund administrative services and was reimbursed $672,202 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$8,955,275	$—	$8,955,275
Money Market Funds	379,224,838	—	—	379,224,838
Options Purchased	3,618,929	—	—	3,618,929
Total Investments in Securities	382,843,767	8,955,275	—	391,799,042
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Invesco V.I. Balanced-Risk Allocation Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$2,138,801	$—	$—	$2,138,801
Swap Agreements	—	785,615	—	785,615
	2,138,801	785,615	—	2,924,416
Other Investments - Liabilities*
Futures Contracts	(9,315,534)	—	—	(9,315,534)
Swap Agreements	—	(4,817,887)	—	(4,817,887)
	(9,315,534)	(4,817,887)	—	(14,133,421)
Total Other Investments	(7,176,733)	(4,032,272)	—	(11,209,005)
Total Investments	$375,667,034	$4,923,003	$—	$380,590,037

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
	Value
Derivative Assets	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$853,582	$500,661	$784,558	$2,138,801
Unrealized appreciation on swap agreements — OTC	785,615	—	—	785,615
Options purchased, at value — Exchange-Traded(b)	—	3,618,929	—	3,618,929
Total Derivative Assets	1,639,197	4,119,590	784,558	6,543,345
Derivatives not subject to master netting agreements	(853,582)	(4,119,590)	(784,558)	(5,757,730)
Total Derivative Assets subject to master netting agreements	$785,615	$—	$—	$785,615
	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(350,612)	$(4,440,882)	$(4,524,040)	$(9,315,534)
Unrealized depreciation on swap agreements — OTC	(1,900,411)	(2,917,476)	—	(4,817,887)
Total Derivative Liabilities	(2,251,023)	(7,358,358)	(4,524,040)	(14,133,421)
Derivatives not subject to master netting agreements	350,612	4,440,882	4,524,040	9,315,534
Total Derivative Liabilities subject to master netting agreements	$(1,900,411)	$(2,917,476)	$—	$(4,817,887)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.
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Invesco V.I. Balanced-Risk Allocation Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of December 31, 2024.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)
Fund
BNP Paribas S.A.	$—	$(469,466)	$(469,466)	$—	$150,000	$(319,466)
Citibank, N.A.	—	(831,302)	(831,302)	—	831,302	—
Goldman Sachs International	—	(640,530)	(640,530)	—	550,000	(90,530)
J.P. Morgan Chase Bank, N.A.	—	(795,229)	(795,229)	—	770,000	(25,229)
Macquarie Bank Ltd.	—	(7,891)	(7,891)	—	—	(7,891)
Merrill Lynch International	—	(155,527)	(155,527)	—	155,527	—
Morgan Stanley and Co. International PLC	—	(173,362)	(173,362)	—	—	(173,362)
Subtotal - Fund	—	(3,073,307)	(3,073,307)	—	2,456,829	(616,478)
Subsidiary
Barclays Bank PLC	80,765	(446,286)	(365,521)	—	270,000	(95,521)
Canadian Imperial Bank of Commerce	248,129	(1,107,967)	(859,838)	—	680,000	(179,838)
Citibank, N.A.	—	(98,551)	(98,551)	—	—	(98,551)
Goldman Sachs International	30,516	(191,790)	(161,274)	—	161,274	—
J.P. Morgan Chase Bank, N.A.	363,248	(678)	362,570	—	(270,000)	92,570
Macquarie Bank Ltd.	62,932	(28,592)	34,340	—	—	34,340
Merrill Lynch International	61,146	(258,743)	(197,597)	—	197,597	—
Morgan Stanley and Co. International PLC	—	(34,554)	(34,554)	—	—	(34,554)
Royal Bank of Canada	134,357	(743,007)	(608,650)	—	490,000	(118,650)
Subtotal - Subsidiary	981,093	(2,910,168)	(1,929,075)	—	1,528,871	(400,204)
Total	$981,093	$(5,983,475)	$(5,002,382)	$—	$3,985,700	$(1,016,682)
(a)
The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$157,455	$14,692,539	$(5,598,205)	$9,251,789
Options purchased(a)	-	(5,140,855)	-	(5,140,855)
Swap agreements	(636,322)	19,104,719	-	18,468,397
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	2,084,254	(7,406,789)	(12,168,473)	(17,491,008)
Options purchased(a)	-	352,890	-	352,890
Swap agreements	(9,802)	(5,964,277)	-	(5,974,079)
Total	$1,595,585	$15,638,227	$(17,766,678)	$(532,866)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
22
Invesco V.I. Balanced-Risk Allocation Fund

The table below summarizes the average notional value of derivatives held during the period.
	Futures Contracts	Index Options Purchased	Swap Agreements
Average notional value	$491,959,569	$99,931,060	$297,649,342
Average contracts	—	1,202	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$26,001,046	$—

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$28,013,836
Net unrealized appreciation (depreciation) — investments	(1,207,731)
Net unrealized appreciation (depreciation) — foreign currencies	(160,342)
Temporary book/tax differences	(63,989)
Capital loss carryforward	(96,817,182)
Shares of beneficial interest	492,844,572
Total net assets	$422,609,164
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to derivative instruments.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$31,169,893	$65,647,289	$96,817,182
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $6,241,669 and $657,876, respectively. As of December 31, 2024, the aggregate cost of investments,
23
Invesco V.I. Balanced-Risk Allocation Fund

including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,068,491
Aggregate unrealized (depreciation) of investments	(4,276,222)
Net unrealized appreciation (depreciation) of investments	$(1,207,731)
Cost of investments for tax purposes is $381,797,768.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions, income from the Subsidiary, elimination entry and derivative instruments, on December 31, 2024, undistributed net investment income was increased by $16,640,801 and undistributed net realized gain (loss) was decreased by $16,640,801. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	1,618,272	$14,246,634	713,241	$5,943,136
Series II	2,114,787	18,470,431	4,600,025	37,452,162
Issued as reinvestment of dividends:
Series I	274,703	2,400,906	-	-
Series II	2,763,482	23,600,140	-	-
Reacquired:
Series I	(1,202,424)	(10,611,918)	(1,789,692)	(14,983,488)
Series II	(7,915,109)	(69,322,557)	(51,682,230)	(421,514,547)
Net increase (decrease) in share activity	(2,346,289)	$(21,216,364)	(48,158,656)	$(393,102,737)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24
Invesco V.I. Balanced-Risk Allocation Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Balanced-Risk Allocation Fund
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Invesco V.I. Balanced-Risk Allocation Fund and its subsidiary (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related consolidated statement of operations for the year ended December 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
25
Invesco V.I. Balanced-Risk Allocation Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	1.69%
Qualified Business Income*	0.00%
Business Interest Income*	3.99%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
26
Invesco V.I. Balanced-Risk Allocation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
27
Invesco V.I. Balanced-Risk Allocation Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Capital Appreciation Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Report of Independent Registered Public Accounting Firm
14	Tax Information
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VICAPA-NCSR

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–100.61%
Advertising–1.45%
Trade Desk, Inc. (The), Class A(b)	100,361	$11,795,428
Aerospace & Defense–0.69%
Axon Enterprise, Inc.(b)	9,380	5,574,722
Apparel Retail–1.20%
TJX Cos., Inc. (The)	80,595	9,736,682
Application Software–7.64%
AppLovin Corp., Class A(b)	19,596	6,345,773
Atlassian Corp., Class A(b)	47,043	11,449,325
Autodesk, Inc.(b)	12,964	3,831,769
Datadog, Inc., Class A(b)(c)	46,224	6,604,947
HubSpot, Inc.(b)	23,148	16,128,832
Salesforce, Inc.	30,026	10,038,593
Samsara, Inc., Class A(b)	74,815	3,268,667
Tyler Technologies, Inc.(b)	7,682	4,429,749
		62,097,655
Asset Management & Custody Banks–5.79%
Ares Management Corp., Class A	72,237	12,788,116
BlackRock, Inc.	7,171	7,351,064
Blackstone, Inc., Class A	50,100	8,638,242
KKR & Co., Inc., Class A	123,768	18,306,525
		47,083,947
Automobile Manufacturers–1.92%
Tesla, Inc.(b)	38,627	15,599,128
Broadline Retail–8.45%
Amazon.com, Inc.(b)	298,215	65,425,389
MercadoLibre, Inc. (Brazil)(b)	1,927	3,276,748
		68,702,137
Building Products–0.91%
Trane Technologies PLC	19,949	7,368,163
Communications Equipment–1.87%
Arista Networks, Inc.(b)	137,216	15,166,484
Construction & Engineering–1.35%
Quanta Services, Inc.	34,695	10,965,355
Consumer Finance–1.21%
American Express Co.	33,147	9,837,698
Consumer Staples Merchandise Retail–1.02%
Costco Wholesale Corp.	9,053	8,294,992
Diversified Support Services–0.41%
Cintas Corp.	18,226	3,329,890
Electrical Components & Equipment–2.24%
Eaton Corp. PLC	32,868	10,907,903
Vertiv Holdings Co., Class A	64,420	7,318,756
		18,226,659
Health Care Equipment–3.70%
Boston Scientific Corp.(b)	204,767	18,289,788
Shares		Value
Health Care Equipment–(continued)
Intuitive Surgical, Inc.(b)	22,632	$11,812,999
		30,102,787
Health Care REITs–0.48%
Welltower, Inc.	30,890	3,893,067
Heavy Electrical Equipment–0.97%
GE Vernova, Inc.	23,945	7,876,229
Hotels, Resorts & Cruise Lines–1.03%
Hilton Worldwide Holdings, Inc.	33,766	8,345,604
Industrial Machinery & Supplies & Components–1.19%
Parker-Hannifin Corp.	15,239	9,692,461
Interactive Media & Services–8.67%
Alphabet, Inc., Class C(c)	150,453	28,652,269
Meta Platforms, Inc., Class A	71,438	41,827,664
		70,479,933
Internet Services & Infrastructure–0.49%
Snowflake, Inc., Class A(b)	25,698	3,968,028
Investment Banking & Brokerage–0.96%
Goldman Sachs Group, Inc. (The)	13,654	7,818,553
Movies & Entertainment–3.68%
Netflix, Inc.(b)	24,638	21,960,342
Spotify Technology S.A. (Sweden)(b)	17,765	7,947,706
		29,908,048
Oil & Gas Storage & Transportation–0.67%
Targa Resources Corp.	30,537	5,450,854
Pharmaceuticals–1.24%
Eli Lilly and Co.	13,063	10,084,636
Property & Casualty Insurance–1.34%
Progressive Corp. (The)	45,316	10,858,167
Real Estate Services–1.03%
CBRE Group, Inc., Class A(b)	63,902	8,389,694
Restaurants–1.90%
Chipotle Mexican Grill, Inc.(b)	116,172	7,005,171
DoorDash, Inc., Class A(b)	50,137	8,410,482
		15,415,653
Semiconductors–16.94%
Broadcom, Inc.	141,352	32,771,048
Monolithic Power Systems, Inc.	12,852	7,604,528
NVIDIA Corp.	635,385	85,325,852
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	60,655	11,978,756
		137,680,184
Systems Software–9.39%
Microsoft Corp.	136,765	57,646,448
ServiceNow, Inc.(b)	17,593	18,650,691
		76,297,139
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Capital Appreciation Fund

Shares		Value
Technology Hardware, Storage & Peripherals–6.31%
Apple, Inc.	204,764	$51,277,001
Trading Companies & Distributors–1.03%
United Rentals, Inc.	11,913	8,391,994
Transaction & Payment Processing Services–3.44%
Fiserv, Inc.(b)	47,673	9,792,988
Mastercard, Inc., Class A	21,422	11,280,183
Visa, Inc., Class A	21,687	6,853,959
		27,927,130
Total Common Stocks & Other Equity Interests (Cost $396,354,063)		817,636,102
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.61% (Cost $396,354,063)		817,636,102
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.72%
Invesco Private Government Fund, 4.50%(d)(e)(f)	1,632,253	$1,632,253
Invesco Private Prime Fund, 4.53%(d)(e)(f)	4,248,837	4,250,112
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,882,365)		5,882,365
TOTAL INVESTMENTS IN SECURITIES–101.33% (Cost $402,236,428)		823,518,467
OTHER ASSETS LESS LIABILITIES—(1.33)%		(10,841,475)
NET ASSETS–100.00%		$812,676,992
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$361,376	$38,056,307	$(38,417,683)	$-	$-	$-	$34,106
Invesco Liquid Assets Portfolio, Institutional Class	258,125	12,848,778	(13,106,763)	-	(140)	-	7,912
Invesco Treasury Portfolio, Institutional Class	413,002	58,136,035	(58,549,037)	-	-	-	57,031
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,293,498	272,173,899	(294,835,144)	-	-	1,632,253	308,966*
Invesco Private Prime Fund	62,885,374	621,521,026	(680,148,007)	(3,348)	(4,933)	4,250,112	815,884*
Total	$88,211,375	$1,002,736,045	$(1,085,056,634)	$(3,348)	$(5,073)	$5,882,365	$1,223,899

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Capital Appreciation Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $396,354,063)*	$817,636,102
Investments in affiliated money market funds, at value (Cost $5,882,365)	5,882,365
Cash	32,422
Foreign currencies, at value (Cost $287)	243
Receivable for:
Fund shares sold	10,285
Dividends	88,436
Investment for trustee deferred compensation and retirement plans	101,982
Other assets	2,115
Total assets	823,753,950
Liabilities:
Payable for:
Fund shares reacquired	4,677,913
Collateral upon return of securities loaned	5,882,365
Accrued fees to affiliates	374,344
Accrued other operating expenses	40,354
Trustee deferred compensation and retirement plans	101,982
Total liabilities	11,076,958
Net assets applicable to shares outstanding	$812,676,992
Net assets consist of:
Shares of beneficial interest	$299,697,668
Distributable earnings	512,979,324
$812,676,992
Net Assets:
Series I	$633,277,014
Series II	$179,399,978
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	10,028,217
Series II	3,002,800
Series I:
Net asset value per share	$63.15
Series II:
Net asset value per share	$59.74

*	At December 31, 2024, securities with an aggregate value of $5,029,980 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $15,321)	$4,094,643
Dividends from affiliated money market funds (includes net securities lending income of $42,809)	141,858
Total investment income	4,236,501
Expenses:
Advisory fees	5,416,180
Administrative services fees	1,255,574
Custodian fees	14,576
Distribution fees - Series II	444,787
Transfer agent fees	38,820
Trustees’ and officers’ fees and benefits	28,922
Reports to shareholders	48,159
Professional services fees	60,191
Other	7,869
Total expenses	7,315,078
Less: Fees waived	(606,194)
Net expenses	6,708,884
Net investment income (loss)	(2,472,383)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	107,471,585
Affiliated investment securities	(5,073)
Foreign currencies	236
107,466,748
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	121,367,183
Affiliated investment securities	(3,348)
Foreign currencies	(1,143)
121,362,692
Net realized and unrealized gain	228,829,440
Net increase in net assets resulting from operations	$226,357,057
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Capital Appreciation Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income (loss)	$(2,472,383)	$(1,116,564)
Net realized gain	107,466,748	7,923,134
Change in net unrealized appreciation	121,362,692	188,546,276
Net increase in net assets resulting from operations	226,357,057	195,352,846
Share transactions–net:
Series I	(82,467,684)	(52,970,388)
Series II	(39,512,776)	2,308,662
Net increase (decrease) in net assets resulting from share transactions	(121,980,460)	(50,661,726)
Net increase in net assets	104,376,597	144,691,120
Net assets:
Beginning of year	708,300,395	563,609,275
End of year	$812,676,992	$708,300,395
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Capital Appreciation Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$47.07	$(0.15)	$16.23	$16.08	$—	$63.15	34.16%	$633,277	0.80%	0.88%	(0.26)%	58%
Year ended 12/31/23	34.77	(0.05)	12.35	12.30	—	47.07	35.37	541,047	0.80	0.88	(0.11)	81
Year ended 12/31/22	81.86	0.02	(24.48)	(24.46)	(22.63)	34.77	(30.78)	443,996	0.80	0.88	0.03	73
Year ended 12/31/21	70.34	(0.26)	16.12	15.86	(4.34)	81.86	22.57	686,517	0.80	0.84	(0.34)	91
Year ended 12/31/20	59.77	(0.08)	21.00	20.92	(10.35)	70.34	36.59	626,304	0.80	0.88	(0.12)	37
Series II
Year ended 12/31/24	44.64	(0.27)	15.37	15.10	—	59.74	33.82	179,400	1.05	1.13	(0.51)	58
Year ended 12/31/23	33.06	(0.14)	11.72	11.58	—	44.64	35.03	167,253	1.05	1.13	(0.36)	81
Year ended 12/31/22	79.58	(0.12)	(23.77)	(23.89)	(22.63)	33.06	(30.96)	119,613	1.05	1.13	(0.22)	73
Year ended 12/31/21	68.64	(0.45)	15.73	15.28	(4.34)	79.58	22.28	226,282	1.05	1.09	(0.59)	91
Year ended 12/31/20	58.67	(0.23)	20.55	20.32	(10.35)	68.64	36.24	215,610	1.05	1.13	(0.37)	37

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Capital Appreciation Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Capital Appreciation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
7
Invesco V.I. Capital Appreciation Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund.
8
Invesco V.I. Capital Appreciation Fund

Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $2,893 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Over $1 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
9
Invesco V.I. Capital Appreciation Fund

The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $606,194.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $112,468 for accounting and fund administrative services and was reimbursed $1,143,106 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $5,966 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$817,636,102	$—	$—	$817,636,102
Money Market Funds	—	5,882,365	—	5,882,365
Total Investments	$817,636,102	$5,882,365	$—	$823,518,467
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
10
Invesco V.I. Capital Appreciation Fund

NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Components of Net Assets at Period-End:
2024
Undistributed long-term capital gain	$92,360,243
Net unrealized appreciation — investments	420,718,571
Net unrealized appreciation (depreciation) — foreign currencies	(4,779)
Temporary book/tax differences	(94,711)
Shares of beneficial interest	299,697,668
Total net assets	$812,676,992
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $447,441,023 and $564,399,575, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$424,401,612
Aggregate unrealized (depreciation) of investments	(3,683,041)
Net unrealized appreciation of investments	$420,718,571
Cost of investments for tax purposes is $402,799,896.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2024, undistributed net investment income (loss) was increased by $2,467,798, undistributed net realized gain was decreased by $271 and shares of beneficial interest was decreased by $2,467,527. This reclassification had no effect on the net assets of the Fund.
NOTE 9—Share Information
Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	124,064	$7,048,428	324,905	$12,101,688
Series II	103,294	5,480,668	868,264	31,453,669
Reacquired:
Series I	(1,590,331)	(89,516,112)	(1,599,624)	(65,072,076)
Series II	(846,903)	(44,993,444)	(739,826)	(29,145,007)
Net increase (decrease) in share activity	(2,209,876)	$(121,980,460)	(1,146,281)	$(50,661,726)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco V.I. Capital Appreciation Fund

NOTE 10—Subsequent Event
Effective on or about April 30, 2025, the name of the Fund and all references thereto will change from Invesco V.I. Capital Appreciation Fund to Invesco V.I. Discovery Large Cap Fund.
12
Invesco V.I. Capital Appreciation Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Capital Appreciation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Capital Appreciation Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
13
Invesco V.I. Capital Appreciation Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
14
Invesco V.I. Capital Appreciation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco V.I. Capital Appreciation Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Comstock Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Tax Information
17	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VK-VICOM-NCSR

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–97.70%
Aerospace & Defense–2.14%
General Electric Co.	102,788	$17,144,010
Textron, Inc.	175,816	13,448,166
		30,592,176
Air Freight & Logistics–1.86%
FedEx Corp.	94,171	26,493,127
Asset Management & Custody Banks–1.91%
State Street Corp.	277,277	27,214,738
Brewers–0.78%
Anheuser-Busch InBev S.A./N.V. (Belgium)	221,043	11,066,278
Broadline Retail–1.01%
eBay, Inc.(b)	232,039	14,374,816
Building Products–1.92%
Johnson Controls International PLC	347,646	27,439,699
Cable & Satellite–1.87%
Charter Communications, Inc., Class A(c)	40,226	13,788,266
Comcast Corp., Class A	345,745	12,975,810
		26,764,076
Casinos & Gaming–1.22%
Las Vegas Sands Corp.(b)	339,250	17,423,880
Communications Equipment–3.14%
Cisco Systems, Inc.	542,144	32,094,925
F5, Inc.(c)	50,587	12,721,113
		44,816,038
Construction Machinery & Heavy Transportation Equipment– 2.59%
Caterpillar, Inc.	50,718	18,398,462
Wabtec Corp.	98,213	18,620,202
		37,018,664
Diversified Banks–9.60%
Bank of America Corp.	1,036,200	45,540,990
Citigroup, Inc.	340,129	23,941,681
Fifth Third Bancorp	496,868	21,007,579
Wells Fargo & Co.	664,072	46,644,417
		137,134,667
Electrical Components & Equipment–3.15%
Eaton Corp. PLC	59,953	19,896,602
Emerson Electric Co.	201,929	25,025,061
		44,921,663
Fertilizers & Agricultural Chemicals–2.23%
CF Industries Holdings, Inc.	181,386	15,475,854
Corteva, Inc.(b)	287,445	16,372,867
		31,848,721
Food Distributors–1.81%
Sysco Corp.	337,090	25,773,901
Shares		Value
Health Care Distributors–0.92%
Henry Schein, Inc.(b)(c)	190,290	$13,168,068
Health Care Equipment–3.34%
Baxter International, Inc.(b)	204,626	5,966,894
Becton, Dickinson and Co.	77,159	17,505,062
GE HealthCare Technologies, Inc.	137,412	10,742,870
Medtronic PLC	169,393	13,531,113
		47,745,939
Health Care Services–1.51%
CVS Health Corp.(b)	479,387	21,519,682
Household Products–3.01%
Kimberly-Clark Corp.	167,431	21,940,158
Reckitt Benckiser Group PLC (United Kingdom)	346,817	20,993,095
		42,933,253
Integrated Oil & Gas–4.78%
Chevron Corp.(b)	185,116	26,812,201
Exxon Mobil Corp.	159,773	17,186,782
Suncor Energy, Inc. (Canada)	679,664	24,250,412
		68,249,395
Interactive Media & Services–4.40%
Alphabet, Inc., Class A	174,835	33,096,265
Meta Platforms, Inc., Class A	50,801	29,744,494
		62,840,759
Investment Banking & Brokerage–1.52%
Goldman Sachs Group, Inc. (The)	27,580	15,792,860
Morgan Stanley	46,449	5,839,568
		21,632,428
IT Consulting & Other Services–2.07%
Cognizant Technology Solutions Corp., Class A	226,154	17,391,243
DXC Technology Co.(c)	606,380	12,115,472
		29,506,715
Life & Health Insurance–1.04%
MetLife, Inc.	180,954	14,816,514
Life Sciences Tools & Services–0.78%
IQVIA Holdings, Inc.(c)	57,022	11,205,393
Managed Health Care–2.49%
Elevance Health, Inc.	62,626	23,102,731
Humana, Inc.(b)	49,095	12,455,893
		35,558,624
Movies & Entertainment–1.80%
Universal Music Group N.V. (Netherlands)	72,044	1,842,822
Walt Disney Co. (The)	138,856	15,461,616
Warner Bros. Discovery, Inc.(c)	797,171	8,426,097
		25,730,535
Multi-line Insurance–1.52%
American International Group, Inc.	298,960	21,764,288
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Comstock Fund

Shares		Value
Multi-Utilities–2.74%
Dominion Energy, Inc.(b)	376,595	$20,283,407
Sempra(b)	214,764	18,839,098
		39,122,505
Oil & Gas Equipment & Services–0.59%
Tenaris S.A.	447,988	8,457,315
Oil & Gas Exploration & Production–2.73%
ConocoPhillips	196,589	19,495,731
EQT Corp.(b)	207,269	9,557,174
Hess Corp.	74,844	9,955,000
		39,007,905
Oil & Gas Storage & Transportation–1.12%
Cheniere Energy, Inc.	74,727	16,056,590
Paper & Plastic Packaging Products & Materials–0.93%
International Paper Co.(b)	246,580	13,270,936
Pharmaceuticals–6.70%
AstraZeneca PLC (United Kingdom)	148,759	19,395,139
Bristol-Myers Squibb Co.	205,393	11,617,028
Johnson & Johnson	151,802	21,953,605
Merck & Co., Inc.	197,679	19,665,107
Sanofi S.A., ADR	478,906	23,097,636
		95,728,515
Property & Casualty Insurance–1.05%
Allstate Corp. (The)	77,680	14,975,927
Regional Banks–4.54%
Citizens Financial Group, Inc.	545,388	23,866,179
Huntington Bancshares, Inc.	1,428,267	23,237,904
M&T Bank Corp.	94,597	17,785,182
		64,889,265
Restaurants–1.79%
Domino’s Pizza, Inc.(b)	16,469	6,913,028
Starbucks Corp.	203,813	18,597,936
		25,510,964
Semiconductors–2.77%
Intel Corp.	486,092	9,746,145
NXP Semiconductors N.V. (China)	85,785	17,830,412
QUALCOMM, Inc.	77,797	11,951,175
		39,527,732
Shares		Value
Soft Drinks & Non-alcoholic Beverages–2.54%
Coca-Cola Co. (The)	263,400	$16,399,284
Keurig Dr Pepper, Inc.	617,615	19,837,794
		36,237,078
Systems Software–2.66%
Microsoft Corp.	90,281	38,053,441
Telecom Tower REITs–0.38%
SBA Communications Corp., Class A(b)	26,304	5,360,755
Tobacco–1.88%
Philip Morris International, Inc.	223,030	26,841,660
Wireless Telecommunication Services–0.87%
T-Mobile US, Inc.	56,586	12,490,228
Total Common Stocks & Other Equity Interests (Cost $923,193,695)		1,395,084,853
Money Market Funds–2.19%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e)	10,946,450	10,946,450
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(e)	20,328,278	20,328,278
Total Money Market Funds (Cost $31,274,728)		31,274,728
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $954,468,423)		1,426,359,581
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.00%
Invesco Private Government Fund, 4.50%(d)(e)(f)	23,751,088	23,751,088
Invesco Private Prime Fund, 4.53%(d)(e)(f)	61,872,945	61,891,507
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $85,642,595)		85,642,595
TOTAL INVESTMENTS IN SECURITIES–105.89% (Cost $1,040,111,018)		1,512,002,176
OTHER ASSETS LESS LIABILITIES—(5.89)%		(84,054,355)
NET ASSETS–100.00%		$1,427,947,821
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Comstock Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at December 31, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,988,033	$96,926,019	$(89,967,602)	$-	$-	$10,946,450	$739,540
Invesco Liquid Assets Portfolio, Institutional Class	2,851,477	44,744,129	(47,591,881)	(856)	(2,869)	-	242,050
Invesco Treasury Portfolio, Institutional Class	4,557,752	150,391,794	(134,621,268)	-	-	20,328,278	1,128,303
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,180,876	322,713,811	(317,143,599)	-	-	23,751,088	678,684*
Invesco Private Prime Fund	46,750,825	783,973,381	(768,815,770)	(6,431)	(10,498)	61,891,507	1,805,499*
Total	$76,328,963	$1,398,749,134	$(1,358,140,120)	$(7,287)	$(13,367)	$116,917,323	$4,594,076

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/10/2025	Barclays Bank PLC	CAD	462,684	USD	327,364	$5,393
01/10/2025	Barclays Bank PLC	EUR	547,028	USD	568,801	2,002
01/10/2025	Barclays Bank PLC	GBP	512,458	USD	641,974	468
01/10/2025	Canadian Imperial Bank of Commerce	EUR	20,817,564	USD	21,986,394	416,426
01/10/2025	Canadian Imperial Bank of Commerce	GBP	15,592,461	USD	19,849,961	330,979
01/10/2025	Deutsche Bank AG	CAD	18,347,775	USD	12,989,884	222,089
01/10/2025	Goldman Sachs International	EUR	546,248	USD	574,894	8,903
01/10/2025	Royal Bank of Canada	USD	421,751	CAD	606,121	35
Subtotal—Appreciation						986,295
Currency Risk
01/10/2025	Barclays Bank PLC	USD	547,681	EUR	521,718	(7,107)
01/10/2025	Goldman Sachs International	USD	284,029	CAD	401,919	(4,342)
01/10/2025	J.P. Morgan Chase Bank, N.A.	USD	550,996	CAD	785,596	(4,318)
01/10/2025	J.P. Morgan Chase Bank, N.A.	USD	409,175	GBP	326,660	(255)
Subtotal—Depreciation						(16,022)
Total Forward Foreign Currency Contracts						$970,273

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Comstock Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $923,193,695)*	$1,395,084,853
Investments in affiliated money market funds, at value (Cost $116,917,323)	116,917,323
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	986,295
Foreign currencies, at value (Cost $664)	659
Receivable for:
Fund shares sold	424,425
Dividends	2,155,089
Investment for trustee deferred compensation and retirement plans	185,324
Other assets	3,644
Total assets	1,515,757,612
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	16,022
Payable for:
Fund shares reacquired	811,693
Amount due custodian	185,772
Collateral upon return of securities loaned	85,642,595
Accrued fees to affiliates	903,952
Accrued other operating expenses	52,853
Trustee deferred compensation and retirement plans	196,904
Total liabilities	87,809,791
Net assets applicable to shares outstanding	$1,427,947,821
Net assets consist of:
Shares of beneficial interest	$802,193,565
Distributable earnings	625,754,256
$1,427,947,821
Net Assets:
Series I	$207,468,599
Series II	$1,220,479,222
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	10,013,351
Series II	59,217,224
Series I:
Net asset value per share	$20.72
Series II:
Net asset value per share	$20.61

*	At December 31, 2024, securities with an aggregate value of $83,210,921 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $379,097)	$32,901,329
Dividends from affiliated money market funds (includes net securities lending income of $92,705)	2,202,598
Total investment income	35,103,927
Expenses:
Advisory fees	8,198,963
Administrative services fees	2,370,783
Custodian fees	18,464
Distribution fees - Series II	3,081,851
Transfer agent fees	71,724
Trustees’ and officers’ fees and benefits	36,297
Reports to shareholders	155,788
Professional services fees	79,754
Other	12,644
Total expenses	14,026,268
Less: Fees waived	(43,077)
Net expenses	13,983,191
Net investment income	21,120,736
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	149,526,957
Affiliated investment securities	(13,367)
Foreign currencies	15,508
Forward foreign currency contracts	1,788,075
151,317,173
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	26,435,641
Affiliated investment securities	(7,287)
Foreign currencies	(3,882)
Forward foreign currency contracts	1,276,254
27,700,726
Net realized and unrealized gain	179,017,899
Net increase in net assets resulting from operations	$200,138,635
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Comstock Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$21,120,736	$21,920,644
Net realized gain	151,317,173	100,571,468
Change in net unrealized appreciation	27,700,726	32,168,701
Net increase in net assets resulting from operations	200,138,635	154,660,813
Distributions to shareholders from distributable earnings:
Series I	(18,365,751)	(26,098,541)
Series II	(104,283,621)	(149,359,159)
Total distributions from distributable earnings	(122,649,372)	(175,457,700)
Share transactions–net:
Series I	(13,777,955)	4,721,565
Series II	(58,627,385)	46,103,990
Net increase (decrease) in net assets resulting from share transactions	(72,405,340)	50,825,555
Net increase in net assets	5,083,923	30,028,668
Net assets:
Beginning of year	1,422,863,898	1,392,835,230
End of year	$1,427,947,821	$1,422,863,898
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Comstock Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$19.67	$0.36	$2.64	$3.00	$(0.39)	$(1.56)	$(1.95)	$20.72	15.18%	$207,469	0.76%	0.76%	1.67%	19%
Year ended 12/31/23	20.34	0.37	1.77	2.14	(0.39)	(2.42)	(2.81)	19.67	12.36	209,813	0.75	0.75	1.80	20
Year ended 12/31/22	21.14	0.36	(0.16)	0.20	(0.34)	(0.66)	(1.00)	20.34	1.12	207,442	0.75	0.75	1.72	21
Year ended 12/31/21	16.13	0.30	5.07	5.37	(0.36)	—	(0.36)	21.14	33.36	212,550	0.74	0.74	1.53	16
Year ended 12/31/20	17.16	0.32	(0.59)	(0.27)	(0.36)	(0.40)	(0.76)	16.13	(0.85)	181,594	0.75	0.75	2.24	38
Series II
Year ended 12/31/24	19.58	0.30	2.62	2.92	(0.33)	(1.56)	(1.89)	20.61	14.87	1,220,479	1.01	1.01	1.42	19
Year ended 12/31/23	20.25	0.32	1.77	2.09	(0.34)	(2.42)	(2.76)	19.58	12.10	1,213,051	1.00	1.00	1.55	20
Year ended 12/31/22	21.05	0.31	(0.16)	0.15	(0.29)	(0.66)	(0.95)	20.25	0.85	1,185,393	1.00	1.00	1.47	21
Year ended 12/31/21	16.07	0.25	5.05	5.30	(0.32)	—	(0.32)	21.05	33.04	1,323,433	0.99	0.99	1.28	16
Year ended 12/31/20	17.09	0.28	(0.58)	(0.30)	(0.32)	(0.40)	(0.72)	16.07	(1.09)	1,144,913	1.00	1.00	1.99	38

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Comstock Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Comstock Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
8
Invesco V.I. Comstock Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund.
9
Invesco V.I. Comstock Fund

Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $8,658 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Effective July 1, 2024, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.600%
Next $1.5 billion	0.550%
Over $2 billion	0.530%
Prior to July 1, 2024, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.600%
Over $500 million	0.550%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.57%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the
10
Invesco V.I. Comstock Fund

following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $43,077.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $204,125 for accounting and fund administrative services and was reimbursed $2,166,658 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $41,393 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,333,330,204	$61,754,649	$—	$1,395,084,853
Money Market Funds	31,274,728	85,642,595	—	116,917,323
Total Investments in Securities	1,364,604,932	147,397,244	—	1,512,002,176
Other Investments - Assets*
Forward Foreign Currency Contracts	—	986,295	—	986,295
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(16,022)	—	(16,022)
Total Other Investments	—	970,273	—	970,273
Total Investments	$1,364,604,932	$148,367,517	$—	$1,512,972,449

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and
11
Invesco V.I. Comstock Fund

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$986,295
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$986,295
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(16,022)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(16,022)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of December 31, 2024.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$7,863	$(7,107)	$756	$—	$—	$756
Canadian Imperial Bank of Commerce	747,405	−	747,405	—	—	747,405
Deutsche Bank AG	222,089	−	222,089	—	—	222,089
Goldman Sachs International	8,903	(4,342)	4,561	—	—	4,561
J.P. Morgan Chase Bank, N.A.	−	(4,573)	(4,573)	—	—	(4,573)
Royal Bank of Canada	35	−	35	—	—	35
Total	$986,295	$(16,022)	$970,273	$—	$—	$970,273
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$1,788,075
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,276,254
Total	$3,064,329
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$49,556,410

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a
12
Invesco V.I. Comstock Fund

period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$26,217,618	$28,916,669
Long-term capital gain	96,431,754	146,541,031
Total distributions	$122,649,372	$175,457,700

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$32,889,100
Undistributed long-term capital gain	135,123,998
Net unrealized appreciation — investments	457,862,359
Net unrealized appreciation (depreciation) — foreign currencies	(3,815)
Temporary book/tax differences	(117,386)
Shares of beneficial interest	802,193,565
Total net assets	$1,427,947,821
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $271,292,450 and $457,646,321, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$503,850,058
Aggregate unrealized (depreciation) of investments	(45,987,699)
Net unrealized appreciation of investments	$457,862,359
Cost of investments for tax purposes is $1,055,110,090.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions, on December 31, 2024, undistributed net investment income was increased by $15,509 and undistributed net realized gain was decreased by $15,509. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	479,795	$10,204,293	914,010	$18,717,155
Series II	2,342,802	50,056,575	5,985,023	121,718,269
13
Invesco V.I. Comstock Fund

	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Series I	879,586	$18,365,751	1,499,055	$26,098,541
Series II	5,018,461	104,283,621	8,618,532	149,359,159
Reacquired:
Series I	(2,011,916)	(42,347,999)	(1,946,776)	(40,094,131)
Series II	(10,101,263)	(212,967,581)	(11,188,148)	(224,973,438)
Net increase (decrease) in share activity	(3,392,535)	$(72,405,340)	3,881,696	$50,825,555

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco V.I. Comstock Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Comstock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Comstock Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15
Invesco V.I. Comstock Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$96,431,754
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	92.85%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
16
Invesco V.I. Comstock Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
17
Invesco V.I. Comstock Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Core Equity Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VICEQ-NCSR

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–98.82%
Aerospace & Defense–2.40%
Airbus SE (France)	46,830	$7,498,926
Howmet Aerospace, Inc.	53,583	5,860,373
Northrop Grumman Corp.	11,021	5,172,045
		18,531,344
Application Software–2.76%
Salesforce, Inc.	43,173	14,434,029
Tyler Technologies, Inc.(b)	11,961	6,897,191
		21,331,220
Asset Management & Custody Banks–1.43%
BlackRock, Inc.	10,784	11,054,786
Automobile Manufacturers–0.30%
Tesla, Inc.(b)	5,831	2,354,791
Broadline Retail–4.85%
Amazon.com, Inc.(b)	170,770	37,465,230
Building Products–0.96%
Johnson Controls International PLC	93,502	7,380,113
Cable & Satellite–1.01%
Comcast Corp., Class A	207,457	7,785,861
Communications Equipment–0.78%
Motorola Solutions, Inc.	13,006	6,011,763
Construction Materials–0.97%
CRH PLC	81,237	7,516,047
Consumer Finance–2.47%
American Express Co.	36,625	10,869,934
Discover Financial Services	47,478	8,224,614
		19,094,548
Consumer Staples Merchandise Retail–1.67%
Walmart, Inc.	143,156	12,934,145
Data Center REITs–0.97%
Digital Realty Trust, Inc.	42,450	7,527,659
Distillers & Vintners–0.94%
Constellation Brands, Inc., Class A	32,803	7,249,463
Diversified Banks–3.78%
JPMorgan Chase & Co.	86,223	20,668,515
U.S. Bancorp	177,502	8,489,921
		29,158,436
Diversified Financial Services–0.68%
Equitable Holdings, Inc.	110,701	5,221,766
Electric Utilities–1.61%
Constellation Energy Corp.	22,865	5,115,129
PPL Corp.	225,209	7,310,284
		12,425,413
Electrical Components & Equipment–3.34%
Emerson Electric Co.	94,859	11,755,876
Shares		Value
Electrical Components & Equipment–(continued)
Hubbell, Inc.	19,608	$8,213,595
Rockwell Automation, Inc.	20,460	5,847,263
		25,816,734
Fertilizers & Agricultural Chemicals–0.50%
Mosaic Co. (The)	157,948	3,882,362
Health Care Distributors–0.73%
McKesson Corp.	9,883	5,632,421
Health Care Equipment–2.23%
Boston Scientific Corp.(b)	120,953	10,803,522
Zimmer Biomet Holdings, Inc.	60,804	6,422,727
		17,226,249
Health Care Facilities–0.71%
Tenet Healthcare Corp.(b)	43,746	5,522,058
Health Care Supplies–0.73%
Cooper Cos., Inc. (The)(b)	61,451	5,649,190
Home Improvement Retail–1.16%
Lowe’s Cos., Inc.	36,312	8,961,802
Hotels, Resorts & Cruise Lines–2.15%
Royal Caribbean Cruises Ltd.	36,640	8,452,482
Wyndham Hotels & Resorts, Inc.	81,115	8,175,581
		16,628,063
Household Products–1.70%
Procter & Gamble Co. (The)	78,315	13,129,510
Human Resource & Employment Services–0.93%
Paylocity Holding Corp.(b)	36,107	7,202,263
Industrial REITs–1.11%
Prologis, Inc.	80,913	8,552,504
Insurance Brokers–0.93%
Arthur J. Gallagher & Co.	25,240	7,164,374
Integrated Oil & Gas–1.49%
Chevron Corp.	79,210	11,472,776
Interactive Media & Services–5.98%
Alphabet, Inc., Class A	105,288	19,931,018
Meta Platforms, Inc., Class A	44,860	26,265,979
		46,196,997
Internet Services & Infrastructure–0.56%
MongoDB, Inc.(b)	18,636	4,338,647
Investment Banking & Brokerage–3.19%
Charles Schwab Corp. (The)	143,905	10,650,409
Morgan Stanley	61,526	7,735,049
Raymond James Financial, Inc.	40,359	6,268,963
		24,654,421
Life Sciences Tools & Services–0.85%
Lonza Group AG (Switzerland)	11,075	6,536,890
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Core Equity Fund

Shares		Value
Managed Health Care–1.84%
UnitedHealth Group, Inc.	28,076	$14,202,525
Multi-line Insurance–1.07%
American International Group, Inc.	113,918	8,293,230
Multi-Utilities–0.73%
Ameren Corp.	63,482	5,658,786
Oil & Gas Exploration & Production–1.48%
ConocoPhillips	115,093	11,413,773
Oil & Gas Storage & Transportation–0.78%
Cheniere Energy, Inc.	28,193	6,057,830
Passenger Ground Transportation–0.73%
Uber Technologies, Inc.(b)	92,995	5,609,458
Personal Care Products–1.44%
BellRing Brands, Inc.(b)	104,003	7,835,586
Estee Lauder Cos., Inc. (The), Class A	44,151	3,310,442
		11,146,028
Pharmaceuticals–2.75%
Eli Lilly and Co.	19,138	14,774,536
Sanofi S.A., ADR	133,577	6,442,419
		21,216,955
Property & Casualty Insurance–0.72%
Hartford Financial Services Group, Inc. (The)	50,908	5,569,335
Restaurants–1.12%
McDonald’s Corp.	29,768	8,629,446
Semiconductor Materials & Equipment–0.62%
Applied Materials, Inc.	29,316	4,767,661
Semiconductors–10.95%
Broadcom, Inc.	88,693	20,562,585
NVIDIA Corp.	403,086	54,130,419
Texas Instruments, Inc.	52,546	9,852,901
		84,545,905
Specialty Chemicals–0.50%
PPG Industries, Inc.	32,249	3,852,143
Shares		Value
Systems Software–8.65%
Microsoft Corp.	132,063	$55,664,554
ServiceNow, Inc.(b)	10,473	11,102,637
		66,767,191
Technology Hardware, Storage & Peripherals–6.17%
Apple, Inc.	190,194	47,628,382
Tobacco–1.13%
Philip Morris International, Inc.	72,327	8,704,554
Trading Companies & Distributors–0.66%
Air Lease Corp., Class A(c)	105,120	5,067,835
Transaction & Payment Processing Services–1.61%
Fiserv, Inc.(b)	60,600	12,448,452
Total Common Stocks & Other Equity Interests (Cost $485,814,537)		763,189,335
Money Market Funds–1.19%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e)	3,224,364	3,224,364
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(e)	5,988,108	5,988,108
Total Money Market Funds (Cost $9,212,472)		9,212,472
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $495,027,009)		772,401,807
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.57%
Invesco Private Government Fund, 4.50%(d)(e)(f)	1,215,153	1,215,153
Invesco Private Prime Fund, 4.53%(d)(e)(f)	3,172,547	3,173,499
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,388,652)		4,388,652
TOTAL INVESTMENTS IN SECURITIES–100.58% (Cost $499,415,661)		776,790,459
OTHER ASSETS LESS LIABILITIES—(0.58)%		(4,514,565)
NET ASSETS–100.00%		$772,275,894
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Core Equity Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,887,654	$72,182,113	$(73,845,403)	$-	$-	$3,224,364	$121,497
Invesco Liquid Assets Portfolio, Institutional Class	3,492,363	14,631,610	(18,123,197)	(829)	53	-	50,150
Invesco Treasury Portfolio, Institutional Class	5,585,890	120,579,913	(120,177,695)	-	-	5,988,108	175,712
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,408,189	323,520,499	(332,713,535)	-	-	1,215,153	487,901*
Invesco Private Prime Fund	29,325,307	630,453,826	(656,581,163)	(1,748)	(22,723)	3,173,499	1,295,125*
Total	$53,699,403	$1,161,367,961	$(1,201,440,993)	$(2,577)	$(22,670)	$13,601,124	$2,130,385

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Core Equity Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $485,814,537)*	$763,189,335
Investments in affiliated money market funds, at value (Cost $13,601,124)	13,601,124
Foreign currencies, at value (Cost $1,580)	1,417
Receivable for:
Fund shares sold	2,224
Dividends	581,635
Investment for trustee deferred compensation and retirement plans	357,277
Other assets	107,834
Total assets	777,840,846
Liabilities:
Payable for:
Fund shares reacquired	408,125
Amount due custodian	28,446
Collateral upon return of securities loaned	4,388,652
Accrued fees to affiliates	331,915
Accrued other operating expenses	36,559
Trustee deferred compensation and retirement plans	371,255
Total liabilities	5,564,952
Net assets applicable to shares outstanding	$772,275,894
Net assets consist of:
Shares of beneficial interest	$437,943,206
Distributable earnings	334,332,688
$772,275,894
Net Assets:
Series I	$749,456,754
Series II	$22,819,140
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	22,293,990
Series II	683,457
Series I:
Net asset value per share	$33.62
Series II:
Net asset value per share	$33.39

*	At December 31, 2024, security with a value of $4,303,610 was on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $5,432)	$10,379,103
Dividends from affiliated money market funds (includes net securities lending income of $53,667)	401,026
Total investment income	10,780,129
Expenses:
Advisory fees	4,497,023
Administrative services fees	1,194,022
Custodian fees	16,621
Distribution fees - Series II	56,529
Transfer agent fees	32,616
Trustees’ and officers’ fees and benefits	28,980
Reports to shareholders	87,446
Professional services fees	59,576
Other	8,794
Total expenses	5,981,607
Less: Fees waived	(7,407)
Net expenses	5,974,200
Net investment income	4,805,929
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	57,107,107
Affiliated investment securities	(22,670)
Foreign currencies	2,524
57,086,961
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	101,880,623
Affiliated investment securities	(2,577)
Foreign currencies	(3,441)
101,874,605
Net realized and unrealized gain	158,961,566
Net increase in net assets resulting from operations	$163,767,495
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Core Equity Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$4,805,929	$4,246,333
Net realized gain	57,086,961	62,223,297
Change in net unrealized appreciation	101,874,605	85,506,615
Net increase in net assets resulting from operations	163,767,495	151,976,245
Distributions to shareholders from distributable earnings:
Series I	(65,342,737)	(19,295,733)
Series II	(2,021,044)	(558,840)
Total distributions from distributable earnings	(67,363,781)	(19,854,573)
Share transactions–net:
Series I	(3,157,491)	(152,193,400)
Series II	(650,104)	(1,233,886)
Net increase (decrease) in net assets resulting from share transactions	(3,807,595)	(153,427,286)
Net increase (decrease) in net assets	92,596,119	(21,305,614)
Net assets:
Beginning of year	679,679,775	700,985,389
End of year	$772,275,894	$679,679,775
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Core Equity Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$29.29	$0.22	$7.24	$7.46	$(0.24)	$(2.89)	$(3.13)	$33.62	25.60%	$749,457	0.81%	0.81%	0.67%	46%
Year ended 12/31/23	24.55	0.17	5.45	5.62	(0.21)	(0.67)	(0.88)	29.29	23.36	659,227	0.80	0.80	0.61	47
Year ended 12/31/22	37.79	0.24	(8.10)	(7.86)	(0.30)	(5.08)	(5.38)	24.55	(20.55)	682,777	0.80	0.80	0.78	88
Year ended 12/31/21	30.43	0.25	8.16	8.41	(0.24)	(0.81)	(1.05)	37.79	27.74	969,408	0.80	0.80	0.72	54
Year ended 12/31/20	34.95	0.29	3.89	4.18	(0.48)	(8.22)	(8.70)	30.43	13.85	740,345	0.81	0.81	0.89	50
Series II
Year ended 12/31/24	29.12	0.14	7.19	7.33	(0.17)	(2.89)	(3.06)	33.39	25.29	22,819	1.06	1.06	0.42	46
Year ended 12/31/23	24.40	0.10	5.42	5.52	(0.13)	(0.67)	(0.80)	29.12	23.08	20,453	1.05	1.05	0.36	47
Year ended 12/31/22	37.57	0.16	(8.05)	(7.89)	(0.20)	(5.08)	(5.28)	24.40	(20.75)	18,208	1.05	1.05	0.53	88
Year ended 12/31/21	30.27	0.16	8.11	8.27	(0.16)	(0.81)	(0.97)	37.57	27.42	25,276	1.05	1.05	0.47	54
Year ended 12/31/20	34.81	0.21	3.85	4.06	(0.38)	(8.22)	(8.60)	30.27	13.53	22,009	1.06	1.06	0.64	50

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Core Equity Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.
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Invesco V.I. Core Equity Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the
9
Invesco V.I. Core Equity Fund

borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $5,571 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Effective July 1, 2024, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.650%
Next $1.75 billion	0.600%
Over $2 billion	0.580%
Prior to July 1, 2024, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.650%
Over $250 million	0.600%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.62%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the
10
Invesco V.I. Core Equity Fund

numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $7,407.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $102,786 for accounting and fund administrative services and was reimbursed $1,091,236 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $23,164 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$749,153,519	$14,035,816	$—	$763,189,335
Money Market Funds	9,212,472	4,388,652	—	13,601,124
Total Investments	$758,365,991	$18,424,468	$—	$776,790,459
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
11
Invesco V.I. Core Equity Fund

NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$28,657,612	$4,658,450
Long-term capital gain	38,706,169	15,196,123
Total distributions	$67,363,781	$19,854,573

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$11,037,715
Undistributed long-term capital gain	48,213,899
Net unrealized appreciation — investments	275,304,786
Net unrealized appreciation (depreciation) — foreign currencies	(10,487)
Temporary book/tax differences	(213,225)
Shares of beneficial interest	437,943,206
Total net assets	$772,275,894
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $333,267,083 and $393,229,776, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$288,754,068
Aggregate unrealized (depreciation) of investments	(13,449,282)
Net unrealized appreciation of investments	$275,304,786
Cost of investments for tax purposes is $501,485,673.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions and federal taxes, on December 31, 2024, undistributed net investment income was increased by $2,524, undistributed net realized gain was increased by $19,771 and shares of beneficial interest was decreased by $22,295. This reclassification had no effect on the net assets of the Fund.
NOTE 9—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	2,637,482	$88,863,991	533,918	$14,525,978
Series II	61,381	2,003,302	77,090	2,080,780
Issued as reinvestment of dividends:
Series I	1,966,970	65,342,737	752,857	19,295,733
Series II	61,225	2,021,044	21,924	558,840
12
Invesco V.I. Core Equity Fund

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(4,820,352)	$(157,364,219)	(6,590,617)	$(186,015,111)
Series II	(141,623)	(4,674,450)	(142,656)	(3,873,506)
Net increase (decrease) in share activity	(234,917)	$(3,807,595)	(5,347,484)	$(153,427,286)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco V.I. Core Equity Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Core Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Core Equity Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco V.I. Core Equity Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$38,706,169
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	26.83%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco V.I. Core Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco V.I. Core Equity Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Core Plus Bond Fund

2	Schedule of Investments
25	Financial Statements
27	Financial Highlights
28	Notes to Financial Statements
36	Report of Independent Registered Public Accounting Firm
37	Tax Information
38	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VICPB-NCSR

Schedule of Investments(a)
December 31, 2024

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–42.02%
Aerospace & Defense–0.63%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	$2,000	$1,983
BAE Systems PLC (United Kingdom), 5.13%, 03/26/2029(b)	200,000	200,544
Boeing Co. (The),
6.26%, 05/01/2027	9,000	9,217
6.30%, 05/01/2029	17,000	17,630
6.39%, 05/01/2031	3,000	3,138
6.53%, 05/01/2034	73,000	76,513
5.81%, 05/01/2050	81,000	75,463
Howmet Aerospace, Inc., 4.85%, 10/15/2031	11,000	10,793
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	38,000	38,092
5.75%, 01/15/2035	83,000	82,841
L3Harris Technologies, Inc., 5.40%, 07/31/2033	6,000	5,993
Lockheed Martin Corp.,
5.10%, 11/15/2027	5,000	5,082
4.50%, 02/15/2029	15,000	14,835
4.80%, 08/15/2034	29,000	28,164
5.90%, 11/15/2063	5,000	5,223
RTX Corp.,
5.75%, 01/15/2029	5,000	5,163
6.00%, 03/15/2031	6,000	6,296
5.15%, 02/27/2033	5,000	4,960
6.40%, 03/15/2054	6,000	6,532
TransDigm, Inc.,
6.75%, 08/15/2028(b)	81,000	81,808
6.38%, 03/01/2029(b)	97,000	97,337
6.63%, 03/01/2032(b)	70,000	70,719
6.00%, 01/15/2033(b)	84,000	82,392
		930,718
Agricultural & Farm Machinery–0.04%
AGCO Corp.,
5.45%, 03/21/2027	5,000	5,051
5.80%, 03/21/2034	15,000	15,086
John Deere Capital Corp., 5.10%, 04/11/2034	37,000	36,959
		57,096
Air Freight & Logistics–0.13%
GXO Logistics, Inc.,
6.25%, 05/06/2029	49,000	50,204
6.50%, 05/06/2034	29,000	29,745
United Parcel Service, Inc.,
5.15%, 05/22/2034	34,000	33,952
5.50%, 05/22/2054	59,000	57,551
5.60%, 05/22/2064	27,000	26,210
		197,662
Application Software–0.13%
Cadence Design Systems, Inc., 4.70%, 09/10/2034	31,000	29,736
Intuit, Inc., 5.20%, 09/15/2033	7,000	7,017
Principal Amount		Value
Application Software–(continued)
Roper Technologies, Inc.,
4.50%, 10/15/2029	$32,000	$31,433
4.75%, 02/15/2032	18,000	17,551
4.90%, 10/15/2034	69,000	66,399
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	34,000	34,330
		186,466
Asset Management & Custody Banks–0.33%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	180,000	178,336
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	14,000	14,428
5.15%, 05/15/2033	6,000	5,992
Ares Capital Corp.,
5.88%, 03/01/2029	12,000	12,107
5.95%, 07/15/2029	26,000	26,301
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(c)	85,000	85,360
4.98%, 03/14/2030(c)	6,000	6,009
5.06%, 07/22/2032(c)	49,000	48,890
5.83%, 10/25/2033(c)	5,000	5,180
5.19%, 03/14/2035(c)	5,000	4,951
Series J, 4.97%, 04/26/2034(c)	6,000	5,882
Series I, 3.75%(c)(d)	3,000	2,843
Blackstone Secured Lending Fund,
2.13%, 02/15/2027	29,000	27,159
5.88%, 11/15/2027	34,000	34,546
Brookfield Corp. (Canada), 4.00%, 01/15/2025	4,000	3,998
Northern Trust Corp., 6.13%, 11/02/2032	2,000	2,111
State Street Corp.,
5.68%, 11/21/2029(c)	14,000	14,394
6.12%, 11/21/2034(c)	6,000	6,247
		484,734
Automobile Manufacturers–1.83%
American Honda Finance Corp., 4.90%, 01/10/2034	5,000	4,809
Daimler Truck Finance North America LLC (Germany),
5.15%, 01/16/2026(b)	150,000	150,563
5.00%, 01/15/2027(b)	150,000	150,415
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	242,000	247,636
7.35%, 11/04/2027	209,000	218,908
6.80%, 05/12/2028	339,000	350,441
6.80%, 11/07/2028	200,000	207,324
7.20%, 06/10/2030	49,000	51,610
Hyundai Capital America,
5.88%, 04/07/2025(b)	2,000	2,003
5.60%, 03/30/2028(b)	5,000	5,064
5.35%, 03/19/2029(b)	6,000	6,036
5.80%, 04/01/2030(b)	6,000	6,128
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Mercedes-Benz Finance North America LLC (Germany),
5.10%, 08/03/2028(b)	$256,000	$256,242
4.85%, 01/11/2029(b)	145,000	143,931
5.00%, 01/11/2034(b)	150,000	145,084
5.13%, 08/01/2034(b)	204,000	199,291
PACCAR Financial Corp., 4.00%, 09/26/2029	85,000	82,241
Toyota Motor Credit Corp.,
5.25%, 09/11/2028	6,000	6,086
4.55%, 08/09/2029	42,000	41,495
5.10%, 03/21/2031	6,000	6,022
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)	200,000	197,929
5.60%, 03/22/2034(b)	236,000	232,035
		2,711,293
Automotive Parts & Equipment–0.51%
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)	12,000	12,048
4.90%, 05/01/2033(b)	5,000	4,856
5.20%, 10/30/2034(b)	19,000	18,782
PHINIA, Inc., 6.63%, 10/15/2032(b)	21,000	20,910
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	150,000	149,699
7.13%, 04/14/2030(b)	235,000	230,932
6.75%, 04/23/2030(b)	127,000	122,267
6.88%, 04/23/2032(b)	203,000	192,742
		752,236
Automotive Retail–0.10%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	41,000	41,387
AutoZone, Inc., 5.20%, 08/01/2033	6,000	5,916
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	102,000	98,991
		146,294
Biotechnology–0.11%
AbbVie, Inc.,
4.80%, 03/15/2029	27,000	26,987
4.95%, 03/15/2031	30,000	30,002
5.05%, 03/15/2034	18,000	17,791
5.35%, 03/15/2044	8,000	7,804
5.40%, 03/15/2054	33,000	31,795
5.50%, 03/15/2064	25,000	23,892
Amgen, Inc.,
5.15%, 03/02/2028	6,000	6,045
5.25%, 03/02/2030	6,000	6,057
Gilead Sciences, Inc.,
5.25%, 10/15/2033	6,000	6,024
5.55%, 10/15/2053	5,000	4,922
		161,319
Brewers–0.00%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	3,000	3,767
Principal Amount		Value
Broadcasting–0.07%
Paramount Global,
5.85%, 09/01/2043	$64,000	$55,678
4.95%, 05/19/2050	64,000	48,222
		103,900
Building Products–0.01%
Carrier Global Corp., 5.90%, 03/15/2034	6,000	6,216
Lennox International, Inc., 5.50%, 09/15/2028	5,000	5,087
		11,303
Cable & Satellite–0.13%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)	80,000	79,405
7.38%, 03/01/2031(b)	70,000	71,408
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 02/01/2034	15,000	15,447
Comcast Corp., 5.50%, 11/15/2032	6,000	6,150
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	6,000	5,968
5.80%, 12/15/2053(b)	15,000	13,710
		192,088
Cargo Ground Transportation–0.07%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(b)	4,000	3,979
5.75%, 05/24/2026(b)	6,000	6,065
5.35%, 01/12/2027(b)	5,000	5,038
5.70%, 02/01/2028(b)	6,000	6,105
5.55%, 05/01/2028(b)	6,000	6,092
6.05%, 08/01/2028(b)	6,000	6,179
Ryder System, Inc.,
4.90%, 12/01/2029	69,000	68,432
6.60%, 12/01/2033	5,000	5,414
		107,304
Commercial & Residential Mortgage Finance–0.17%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	5,000	5,162
6.75%, 10/25/2028(b)	12,000	12,614
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(c)	200,000	205,287
Radian Group, Inc., 6.20%, 05/15/2029	24,000	24,644
		247,707
Commodity Chemicals–0.03%
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)	48,000	46,293
Communications Equipment–0.00%
Cisco Systems, Inc., 5.30%, 02/26/2054	6,000	5,837
Computer & Electronics Retail–0.00%
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	4,000	4,042
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Construction Machinery & Heavy Transportation Equipment– 0.06%
Cummins, Inc.,
4.90%, 02/20/2029	$5,000	$5,034
5.45%, 02/20/2054	14,000	13,638
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	71,000	71,489
		90,161
Consumer Electronics–0.27%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	200,000	202,605
5.63%, 04/24/2029(b)	200,000	202,687
		405,292
Consumer Finance–0.33%
American Express Co.,
5.65%, 04/23/2027(c)	44,000	44,480
5.53%, 04/25/2030(c)	38,000	38,706
Capital One Financial Corp., 7.15%, 10/29/2027(c)	5,000	5,190
FirstCash, Inc., 6.88%, 03/01/2032(b)	172,000	172,917
General Motors Financial Co., Inc., 5.40%, 04/06/2026	5,000	5,031
OneMain Finance Corp., 6.63%, 05/15/2029	219,000	222,000
		488,324
Consumer Staples Merchandise Retail–0.01%
Dollar General Corp., 5.50%, 11/01/2052	5,000	4,512
Target Corp., 4.80%, 01/15/2053	5,000	4,467
		8,979
Distillers & Vintners–0.00%
Constellation Brands, Inc., 4.90%, 05/01/2033	6,000	5,796
Distributors–0.08%
Genuine Parts Co.,
6.50%, 11/01/2028	22,000	23,107
4.95%, 08/15/2029	86,000	85,788
6.88%, 11/01/2033	8,000	8,772
		117,667
Diversified Banks–10.98%
ABN AMRO Bank N.V. (Netherlands), 5.52%, 12/03/2035(b)(c)	200,000	195,742
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	387,000	413,279
5.20%, 09/30/2035(b)(c)	769,000	736,951
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(c)(d)	200,000	218,185
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(c)	200,000	201,837
9.63%(c)(d)	200,000	220,244
9.63%(c)(d)	200,000	231,027
Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
5.57% (SOFR + 1.05%), 02/04/2028(e)	$2,000	$2,024
4.95%, 07/22/2028(c)	2,000	2,005
5.20%, 04/25/2029(c)	6,000	6,029
4.27%, 07/23/2029(c)	4,000	3,899
5.43%, 08/15/2035(c)	120,000	116,857
5.52%, 10/25/2035(c)	164,000	160,437
7.75%, 05/14/2038	232,000	271,240
Bank of Montreal (Canada),
5.30%, 06/05/2026	5,000	5,049
7.70%, 05/26/2084(c)	365,000	379,602
7.30%, 11/26/2084(c)	207,000	212,339
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)(f)	306,000	325,551
8.00%, 01/27/2084(c)	54,000	56,957
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(c)	207,000	219,570
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(c)	225,000	229,700
Canadian Imperial Bank of Commerce (Canada), 6.95%, 01/28/2085(c)	364,000	362,637
Citigroup, Inc.,
4.08%, 04/23/2029(c)	3,000	2,912
5.17%, 02/13/2030(c)	9,000	8,996
4.54%, 09/19/2030(c)	173,000	168,141
6.17%, 05/25/2034(c)	6,000	6,115
5.83%, 02/13/2035(c)	29,000	28,872
5.41%, 09/19/2039(c)	217,000	206,789
Series AA, 7.63%(c)(d)	89,000	92,946
Series BB, 7.20%(c)(d)	105,000	109,170
Series DD, 7.00%(c)(d)	188,000	198,730
Series EE, 6.75%(c)(d)(f)	453,000	450,448
Series V, 4.70%(c)(d)	45,000	44,773
Series Z, 7.38%(c)(d)	99,000	102,241
Comerica, Inc., 5.98%, 01/30/2030(c)	6,000	6,069
Cooperatieve Rabobank U.A. (Netherlands), 3.65%, 04/06/2028(b)(c)	250,000	242,622
Credit Agricole S.A. (France), 6.70%(b)(c)(d)	308,000	296,304
Discover Bank, 4.65%, 09/13/2028	116,000	113,679
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	337,000	333,213
Fifth Third Bancorp,
2.38%, 01/28/2025	3,000	2,994
1.71%, 11/01/2027(c)	3,000	2,833
6.34%, 07/27/2029(c)	2,000	2,076
4.77%, 07/28/2030(c)	5,000	4,900
5.63%, 01/29/2032(c)	4,000	4,046
HSBC Holdings PLC (United Kingdom),
5.60%, 05/17/2028(c)	224,000	226,457
5.21%, 08/11/2028(c)	207,000	207,905
5.29%, 11/19/2030(c)	256,000	254,391
5.87%, 11/18/2035(c)	213,000	208,061
6.33%, 03/09/2044(c)	315,000	332,962
6.00%(c)(d)	200,000	196,046
6.88%(c)(d)	216,000	215,553
6.95%(c)(d)	200,000	200,818
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)	$200,000	$200,878
JPMorgan Chase & Co.,
3.63%, 12/01/2027	2,000	1,943
3.78%, 02/01/2028(c)	3,000	2,937
5.57%, 04/22/2028(c)	31,000	31,531
4.85%, 07/25/2028(c)	2,000	2,000
5.30%, 07/24/2029(c)	6,000	6,062
6.09%, 10/23/2029(c)	5,000	5,187
5.01%, 01/23/2030(c)	5,000	4,996
5.58%, 04/22/2030(c)	24,000	24,481
5.00%, 07/22/2030(c)	85,000	84,656
4.60%, 10/22/2030(c)	187,000	183,496
5.72%, 09/14/2033(c)	5,000	5,109
5.34%, 01/23/2035(c)	6,000	5,965
Series W, 5.79% (3 mo. Term SOFR + 1.26%), 05/15/2047(e)	3,000	2,853
Series NN, 6.88%(c)(d)	19,000	19,888
KeyCorp,
5.69% (SOFR + 1.25%), 05/23/2025(e)	7,000	7,006
2.55%, 10/01/2029	5,000	4,453
Manufacturers & Traders Trust Co.,
2.90%, 02/06/2025	250,000	249,456
4.70%, 01/27/2028	230,000	227,763
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)	200,000	200,790
5.26%, 04/17/2030(c)	276,000	278,463
5.43%, 04/17/2035(c)	292,000	292,528
8.20%(c)(d)	158,000	173,582
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(c)	200,000	204,730
5.38%, 07/10/2030(c)	200,000	202,188
5.59%, 07/10/2035(c)	268,000	270,839
Morgan Stanley Bank N.A., 5.88%, 10/30/2026(f)	291,000	297,319
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	200,000	202,907
Nordea Bank Abp (Finland), 6.30%(b)(c)(d)	200,000	191,583
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(g)	397,000	268,960
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(c)	6,000	6,183
5.58%, 06/12/2029(c)	6,000	6,106
6.04%, 10/28/2033(c)	2,000	2,071
5.07%, 01/24/2034(c)	4,000	3,898
6.88%, 10/20/2034(c)	6,000	6,552
Series V, 6.20%(c)(d)	6,000	6,041
Series W, 6.25%(c)(d)	6,000	6,071
Royal Bank of Canada (Canada),
5.32% (SOFR + 0.71%), 01/21/2027(e)	2,000	2,009
4.95%, 02/01/2029	5,000	5,012
5.00%, 02/01/2033	4,000	3,933
7.50%, 05/02/2084(c)	338,000	351,306
Principal Amount		Value
Diversified Banks–(continued)
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(c)	$200,000	$203,408
5.01%, 10/15/2030(b)(c)	200,000	196,472
7.75%(b)(c)(d)	288,000	297,054
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(d)	285,000	293,346
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	200,000	203,050
5.55%, 09/14/2028(b)	237,000	241,618
5.20%, 03/07/2029(b)	200,000	201,570
5.35%, 03/07/2034(b)	200,000	200,207
Synovus Bank, 5.63%, 02/15/2028	250,000	250,524
Toronto-Dominion Bank (The) (Canada),
4.78%, 12/17/2029	209,000	206,267
5.15%, 09/10/2034(c)	80,000	78,469
8.13%, 10/31/2082(c)	247,000	258,071
7.25%, 07/31/2084(c)	262,000	267,220
U.S. Bancorp,
5.78%, 06/12/2029(c)	6,000	6,137
5.38%, 01/23/2030(c)	6,000	6,051
UBS AG (Switzerland), 5.65%, 09/11/2028	200,000	204,679
Wells Fargo & Co.,
5.71%, 04/22/2028(c)	19,000	19,315
4.81%, 07/25/2028(c)	4,000	3,987
5.57%, 07/25/2029(c)	6,000	6,093
6.30%, 10/23/2029(c)	6,000	6,246
5.20%, 01/23/2030(c)	6,000	6,019
4.90%, 07/25/2033(c)	4,000	3,864
5.39%, 04/24/2034(c)	6,000	5,936
5.56%, 07/25/2034(c)	13,000	12,988
5.50%, 01/23/2035(c)	7,000	6,974
6.85%(c)(d)	64,000	66,218
7.63%(c)(d)	6,000	6,382
Westpac Banking Corp. (Australia),
6.82%, 11/17/2033	14,000	15,135
5.62%, 11/20/2035(c)	129,000	126,841
		16,296,095
Diversified Capital Markets–1.44%
Ares Strategic Income Fund, 5.70%, 03/15/2028(b)	174,000	174,034
Blackstone Private Credit Fund,
4.95%, 09/26/2027(b)	55,000	54,355
6.25%, 01/25/2031	6,000	6,104
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/2031(b)	145,000	144,919
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	200,000	200,833
5.55%, 04/03/2034(b)	388,000	386,932
UBS Group AG (Switzerland),
5.43%, 02/08/2030(b)(c)	200,000	201,346
6.30%, 09/22/2034(b)(c)	217,000	227,124
7.75%(b)(c)(d)	275,000	287,156
9.25%(b)(c)(d)	201,000	230,835
9.25%(b)(c)(d)	200,000	216,714
		2,130,352
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Financial Services–2.34%
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(b)	$6,000	$6,212
Apollo Global Management, Inc., 6.38%, 11/15/2033	12,000	12,981
Atlas Warehouse Lending Co. L.P.,
6.05%, 01/15/2028(b)	250,000	250,459
6.25%, 01/15/2030(b)	250,000	248,594
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	218,000	216,106
6.38%, 05/04/2028(b)	12,000	12,339
5.75%, 03/01/2029(b)	42,000	42,469
5.75%, 11/15/2029(b)	52,000	52,663
5.15%, 01/15/2030(b)	332,000	325,537
BlackRock Funding, Inc.,
4.90%, 01/08/2035	28,000	27,449
5.35%, 01/08/2055	27,000	25,800
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(b)	44,000	44,290
Corebridge Financial, Inc.,
6.05%, 09/15/2033	7,000	7,245
5.75%, 01/15/2034	15,000	15,289
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(b)	341,000	332,291
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	1,041,000	1,018,713
Jane Street Group/JSG Finance, Inc., 6.13%, 11/01/2032(b)	389,000	385,655
LPL Holdings, Inc., 5.70%, 05/20/2027	45,000	45,554
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	30,000	30,891
5.15%, 03/17/2030(b)	99,000	97,014
6.50%, 03/26/2031(b)	35,000	36,270
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	245,000	244,355
		3,478,176
Diversified Metals & Mining–0.17%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	10,000	10,096
5.25%, 09/08/2030	5,000	5,082
5.25%, 09/08/2033	15,000	15,082
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	200,000	189,683
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(b)	16,000	16,134
5.63%, 04/04/2034(b)	14,000	13,946
5.89%, 04/04/2054(b)	10,000	9,712
		259,735
Diversified REITs–0.14%
Brixmor Operating Partnership L.P., 4.13%, 05/15/2029	3,000	2,882
Trust Fibra Uno (Mexico), 5.25%, 01/30/2026(b)	200,000	199,555
Principal Amount		Value
Diversified REITs–(continued)
VICI Properties L.P.,
5.75%, 04/01/2034	$5,000	$5,050
6.13%, 04/01/2054	5,000	4,971
		212,458
Diversified Support Services–0.47%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	270,000	269,392
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)	5,000	5,213
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	23,000	23,544
7.75%, 03/15/2031(b)	45,000	47,115
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	344,000	358,257
		703,521
Drug Retail–0.19%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	215,000	209,411
CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	65,702	65,465
		274,876
Electric Utilities–2.45%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	162,000	156,739
Alabama Power Co., 5.85%, 11/15/2033	6,000	6,233
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	202,000	213,512
American Electric Power Co., Inc.,
5.75%, 11/01/2027	5,000	5,125
5.20%, 01/15/2029	5,000	5,040
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	83,000	82,843
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	5,000	5,067
5.05%, 03/01/2035	61,000	59,597
Series AJ, 4.85%, 10/01/2052	6,000	5,302
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	280,000	272,448
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	6,000	6,108
5.90%, 11/15/2053	5,000	5,071
Constellation Energy Generation LLC,
6.13%, 01/15/2034	5,000	5,237
6.50%, 10/01/2053	6,000	6,363
5.75%, 03/15/2054	22,000	21,416
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	5,000	5,390
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	5,000	4,762
Duke Energy Corp.,
4.85%, 01/05/2029	8,000	7,966
5.00%, 08/15/2052	6,000	5,243
6.45%, 09/01/2054(c)	6,000	6,088
Duke Energy Indiana LLC, 5.40%, 04/01/2053	5,000	4,743
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Edison International, 7.88%, 06/15/2054(c)	$136,000	$140,808
Electricite de France S.A. (France), 9.13%(b)(c)(d)	200,000	226,091
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(b)	200,000	203,281
Entergy Corp., 7.13%, 12/01/2054(c)	30,000	30,652
Entergy Louisiana LLC, 5.15%, 09/15/2034	44,000	43,309
Entergy Texas, Inc., 5.55%, 09/15/2054	37,000	35,895
Evergy Metro, Inc., 4.95%, 04/15/2033	7,000	6,843
Eversource Energy, 5.50%, 01/01/2034	5,000	4,964
Exelon Corp.,
5.15%, 03/15/2029	8,000	8,044
5.45%, 03/15/2034	6,000	5,991
5.60%, 03/15/2053	12,000	11,561
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	5,000	5,025
FirstEnergy Transmission LLC,
4.55%, 01/15/2030(b)	40,000	38,959
5.00%, 01/15/2035(b)	44,000	42,543
Florida Power & Light Co., 4.80%, 05/15/2033	5,000	4,867
Georgia Power Co., 4.95%, 05/17/2033	6,000	5,879
MidAmerican Energy Co.,
5.35%, 01/15/2034	6,000	6,080
5.85%, 09/15/2054	6,000	6,105
5.30%, 02/01/2055	7,000	6,621
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	21,000	21,034
5.00%, 02/07/2031	18,000	18,117
5.80%, 01/15/2033	5,000	5,175
5.00%, 08/15/2034	83,000	81,430
7.13%, 09/15/2053(c)	98,000	101,358
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	7,000	7,013
4.90%, 03/15/2029	32,000	31,912
5.25%, 03/15/2034	35,000	34,640
5.55%, 03/15/2054	34,000	32,609
6.75%, 06/15/2054(c)	27,000	27,728
Niagara Mohawk Power Corp., 5.29%, 01/17/2034(b)	7,000	6,860
Ohio Power Co., 5.65%, 06/01/2034	31,000	31,224
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	121,000	118,246
Oncor Electric Delivery Co. LLC,
4.65%, 11/01/2029(b)	131,000	129,719
5.65%, 11/15/2033	6,000	6,156
Pacific Gas and Electric Co., 5.90%, 10/01/2054	40,000	39,506
PacifiCorp,
5.10%, 02/15/2029	8,000	8,060
5.30%, 02/15/2031	5,000	5,047
5.45%, 02/15/2034	13,000	12,924
5.80%, 01/15/2055	6,000	5,837
Principal Amount		Value
Electric Utilities–(continued)
PPL Capital Funding, Inc., 5.25%, 09/01/2034	$22,000	$21,672
Public Service Co. of Colorado, 5.25%, 04/01/2053	6,000	5,579
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	5,000	5,058
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	8,000	7,537
5.55%, 04/15/2054	29,000	28,145
Sierra Pacific Power Co., 5.90%, 03/15/2054	6,000	6,007
Southern Co. (The),
5.70%, 10/15/2032	6,000	6,179
4.85%, 03/15/2035	74,000	70,651
Southwestern Electric Power Co., 5.30%, 04/01/2033	6,000	5,937
Union Electric Co.,
5.20%, 04/01/2034	40,000	39,798
5.13%, 03/15/2055	51,000	46,768
Virginia Electric & Power Co.,
5.00%, 04/01/2033	6,000	5,875
5.35%, 01/15/2054	5,000	4,709
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	66,000	66,113
5.63%, 02/15/2027(b)	500,000	499,499
7.75%, 10/15/2031(b)	88,000	92,400
6.88%, 04/15/2032(b)	124,000	127,083
6.95%, 10/15/2033(b)	6,000	6,471
6.00%, 04/15/2034(b)	16,000	16,224
5.70%, 12/30/2034(b)	120,000	118,816
		3,628,927
Electrical Components & Equipment–0.01%
Regal Rexnord Corp.,
6.30%, 02/15/2030	5,000	5,146
6.40%, 04/15/2033	5,000	5,161
		10,307
Electronic Components–0.08%
Amphenol Corp.,
5.00%, 01/15/2035	82,000	80,090
5.38%, 11/15/2054	45,000	42,818
		122,908
Electronic Manufacturing Services–0.05%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	78,000	78,202
Environmental & Facilities Services–0.10%
Republic Services, Inc.,
4.88%, 04/01/2029	9,000	8,983
5.00%, 12/15/2033	6,000	5,906
5.00%, 04/01/2034	6,000	5,856
Veralto Corp.,
5.50%, 09/18/2026	17,000	17,205
5.35%, 09/18/2028	8,000	8,106
5.45%, 09/18/2033	6,000	6,024
Waste Management, Inc., 5.35%, 10/15/2054	108,000	103,832
		155,912
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Financial Exchanges & Data–0.03%
Intercontinental Exchange, Inc.,
4.95%, 06/15/2052	$5,000	$4,483
5.20%, 06/15/2062	6,000	5,457
Moody’s Corp., 5.25%, 07/15/2044	2,000	1,903
Nasdaq, Inc.,
5.35%, 06/28/2028	5,000	5,073
5.55%, 02/15/2034	5,000	5,047
5.95%, 08/15/2053	5,000	5,049
6.10%, 06/28/2063	6,000	6,113
S&P Global, Inc.,
3.70%, 03/01/2052	3,000	2,240
3.90%, 03/01/2062	4,000	2,991
		38,356
Food Retail–0.09%
Kroger Co. (The),
5.50%, 09/15/2054	68,000	64,122
5.65%, 09/15/2064	80,000	75,145
		139,267
Gas Utilities–0.05%
Atmos Energy Corp.,
5.90%, 11/15/2033	6,000	6,281
6.20%, 11/15/2053	6,000	6,382
5.00%, 12/15/2054	47,000	42,392
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	6,000	6,006
Southwest Gas Corp., 5.45%, 03/23/2028	6,000	6,079
		67,140
Health Care Distributors–0.03%
Cardinal Health, Inc., 5.45%, 02/15/2034	5,000	4,984
Cencora, Inc., 5.13%, 02/15/2034	7,000	6,874
McKesson Corp., 4.25%, 09/15/2029	41,000	40,097
		51,955
Health Care Equipment–0.09%
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	35,000	34,763
Stryker Corp.,
4.25%, 09/11/2029	27,000	26,277
4.63%, 09/11/2034	69,000	65,866
		126,906
Health Care Facilities–0.21%
Adventist Health System, 5.76%, 12/01/2034	19,000	19,143
HCA, Inc.,
5.45%, 09/15/2034	15,000	14,629
5.90%, 06/01/2053	5,000	4,722
Select Medical Corp., 6.25%, 12/01/2032(b)	64,000	61,687
Universal Health Services, Inc.,
4.63%, 10/15/2029	67,000	64,692
5.05%, 10/15/2034	118,000	110,176
UPMC,
5.04%, 05/15/2033	22,000	21,651
5.38%, 05/15/2043	11,000	10,651
		307,351
Principal Amount		Value
Health Care REITs–0.03%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	$5,000	$4,855
5.63%, 05/15/2054	32,000	30,666
DOC DR LLC, 4.30%, 03/15/2027	2,000	1,979
		37,500
Health Care Services–1.23%
CommonSpirit Health,
5.32%, 12/01/2034	105,000	103,689
5.55%, 12/01/2054	33,000	31,581
CVS Health Corp.,
5.00%, 01/30/2029	6,000	5,922
5.25%, 01/30/2031	6,000	5,862
5.30%, 06/01/2033	6,000	5,754
6.75%, 12/10/2054(c)	160,000	157,286
7.00%, 03/10/2055(c)(f)	577,000	580,379
6.00%, 06/01/2063	6,000	5,477
DaVita, Inc., 6.88%, 09/01/2032(b)	129,000	130,145
Icon Investments Six DAC,
5.81%, 05/08/2027	200,000	203,429
5.85%, 05/08/2029	209,000	213,058
6.00%, 05/08/2034	200,000	202,028
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	143,000	138,003
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	21,000	13,017
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	37,000	21,468
Quest Diagnostics, Inc., 6.40%, 11/30/2033	6,000	6,428
		1,823,526
Health Care Supplies–0.08%
Solventum Corp.,
5.45%, 02/25/2027(b)	27,000	27,270
5.40%, 03/01/2029(b)	53,000	53,154
5.60%, 03/23/2034(b)	43,000	42,807
		123,231
Home Improvement Retail–0.02%
Home Depot, Inc. (The), 4.90%, 04/15/2029	10,000	10,093
Lowe’s Cos., Inc.,
5.75%, 07/01/2053	5,000	4,900
5.80%, 09/15/2062	4,000	3,874
5.85%, 04/01/2063	6,000	5,885
		24,752
Hotel & Resort REITs–0.04%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 07/15/2034	10,000	10,022
4.95%, 01/15/2035	58,000	54,678
		64,700
Hotels, Resorts & Cruise Lines–0.24%
Carnival Corp., 7.00%, 08/15/2029(b)	10,000	10,410
Choice Hotels International, Inc., 5.85%, 08/01/2034	31,000	31,055
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	$40,000	$39,961
6.13%, 04/01/2032(b)	48,000	47,900
Marriott International, Inc.,
4.88%, 05/15/2029	6,000	5,981
4.80%, 03/15/2030	44,000	43,691
5.30%, 05/15/2034	5,000	4,965
5.35%, 03/15/2035	45,000	44,386
Royal Caribbean Cruises Ltd.,
6.25%, 03/15/2032(b)	29,000	29,370
6.00%, 02/01/2033(b)	100,000	99,834
		357,553
Housewares & Specialties–0.04%
Newell Brands, Inc.,
6.38%, 05/15/2030	48,000	48,199
6.63%, 05/15/2032	11,000	11,089
		59,288
Independent Power Producers & Energy Traders–0.06%
AES Corp. (The), 6.95%, 07/15/2055(c)	72,000	70,465
Vistra Corp., 7.00%(b)(c)(d)	21,000	21,143
		91,608
Industrial Conglomerates–0.06%
Honeywell International, Inc.,
4.88%, 09/01/2029	31,000	31,201
4.95%, 09/01/2031	35,000	35,032
5.00%, 03/01/2035	31,000	30,395
		96,628
Industrial Machinery & Supplies & Components–0.04%
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	30,000	30,355
5.40%, 08/14/2028	6,000	6,098
Nordson Corp.,
5.60%, 09/15/2028	7,000	7,160
5.80%, 09/15/2033	6,000	6,187
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	6,000	6,001
		55,801
Industrial REITs–0.04%
Americold Realty Operating Partnership L.P., 5.41%, 09/12/2034	50,000	47,959
LXP Industrial Trust, 6.75%, 11/15/2028	5,000	5,242
		53,201
Insurance Brokers–0.20%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	33,000	32,864
5.00%, 02/15/2032	39,000	38,514
5.15%, 02/15/2035	77,000	75,111
6.75%, 02/15/2054	6,000	6,651
5.55%, 02/15/2055	113,000	108,593
AssuredPartners, Inc., 7.50%, 02/15/2032(b)	21,000	22,620
Principal Amount		Value
Insurance Brokers–(continued)
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	$5,000	$5,063
5.45%, 03/15/2053	6,000	5,800
5.70%, 09/15/2053	5,000	5,017
		300,233
Integrated Oil & Gas–0.64%
BP Capital Markets PLC, 6.13%(c)(d)	246,000	242,325
Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	11,000	9,131
7.75%, 02/01/2032	204,000	198,134
8.88%, 01/13/2033	297,000	302,871
8.38%, 01/19/2036	109,000	105,209
5.88%, 05/28/2045	12,000	8,276
Occidental Petroleum Corp.,
5.20%, 08/01/2029	14,000	13,900
5.38%, 01/01/2032	37,000	36,253
5.55%, 10/01/2034	23,000	22,387
6.45%, 09/15/2036	10,000	10,244
4.63%, 06/15/2045	6,000	4,569
		953,299
Integrated Telecommunication Services–0.16%
AT&T, Inc.,
4.30%, 02/15/2030	4,000	3,875
5.40%, 02/15/2034	6,000	6,027
T-Mobile USA, Inc.,
5.65%, 01/15/2053	6,000	5,811
6.00%, 06/15/2054	6,000	6,087
Verizon Communications, Inc., 2.85%, 09/03/2041	4,000	2,768
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	200,000	212,753
		237,321
Interactive Media & Services–0.23%
Meta Platforms, Inc.,
4.30%, 08/15/2029	49,000	48,395
4.55%, 08/15/2031	28,000	27,559
4.75%, 08/15/2034	115,000	112,003
5.40%, 08/15/2054	56,000	54,279
5.75%, 05/15/2063	5,000	5,053
5.55%, 08/15/2064	93,000	90,739
		338,028
Internet Services & Infrastructure–0.02%
Wayfair LLC, 7.25%, 10/31/2029(b)	29,000	29,058
Investment Banking & Brokerage–1.44%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	6,000	6,071
Charles Schwab Corp. (The),
Series G, 5.38%(c)(d)	157,000	156,556
Series K, 5.00%(c)(d)	6,000	5,839
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
5.18% (SOFR + 0.79%), 12/09/2026(e)	$8,000	$8,020
5.73%, 04/25/2030(c)	24,000	24,503
5.05%, 07/23/2030(c)	70,000	69,607
4.69%, 10/23/2030(c)	108,000	105,777
5.85%, 04/25/2035(c)	27,000	27,522
5.33%, 07/23/2035(c)	57,000	55,965
5.02%, 10/23/2035(c)	188,000	180,033
Series V, 4.13%(c)(d)	31,000	29,666
Series W, 7.50%(c)(d)	135,000	142,719
Series X, 7.50%(c)(d)	191,000	199,731
Series Y, 6.13%(c)(d)(f)	387,000	382,981
Morgan Stanley,
5.00%, 11/24/2025	3,000	3,006
5.12%, 02/01/2029(c)	5,000	5,015
5.16%, 04/20/2029(c)	6,000	6,019
5.45%, 07/20/2029(c)	6,000	6,069
6.41%, 11/01/2029(c)	7,000	7,314
5.17%, 01/16/2030(c)	6,000	6,010
5.04%, 07/19/2030(c)	50,000	49,843
4.65%, 10/18/2030(c)	161,000	157,600
5.25%, 04/21/2034(c)	7,000	6,895
5.42%, 07/21/2034(c)	6,000	5,961
5.47%, 01/18/2035(c)	6,000	5,969
5.83%, 04/19/2035(c)	24,000	24,468
5.32%, 07/19/2035(c)	80,000	78,724
5.95%, 01/19/2038(c)	5,000	5,007
5.94%, 02/07/2039(c)	17,000	17,065
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	363,000	349,936
		2,129,891
Leisure Products–0.01%
Brunswick Corp.,
5.85%, 03/18/2029	12,000	12,193
5.10%, 04/01/2052	5,000	3,892
		16,085
Life & Health Insurance–1.53%
AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034(b)	200,000	198,945
4.95%, 03/30/2035(b)	200,000	192,309
5.40%, 09/30/2054(b)	200,000	185,523
Athene Global Funding, 5.58%, 01/09/2029(b)	55,000	55,653
Athene Holding Ltd., 6.25%, 04/01/2054	18,000	18,049
Corebridge Global Funding,
5.90%, 09/19/2028(b)	6,000	6,177
5.20%, 01/12/2029(b)	22,000	22,135
5.20%, 06/24/2029(b)	63,000	63,389
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	6,000	6,250
GA Global Funding Trust, 5.50%, 01/08/2029(b)	80,000	80,863
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(h)	784,000	699,344
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(c)	6,000	5,854
MetLife, Inc., 5.25%, 01/15/2054	6,000	5,622
Principal Amount		Value
Life & Health Insurance–(continued)
Nippon Life Insurance Co. (Japan), 5.95%, 04/16/2054(b)(c)	$226,000	$228,253
Pacific Life Global Funding II, 5.15% (SOFR + 0.80%), 03/30/2025(b)(e)	14,000	14,019
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	2,000	1,283
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	150,000	145,945
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(c)(d)	338,000	336,519
		2,266,132
Managed Health Care–0.04%
Humana, Inc., 5.75%, 12/01/2028	6,000	6,113
UnitedHealth Group, Inc.,
3.75%, 07/15/2025	2,000	1,992
5.25%, 02/15/2028	6,000	6,094
5.30%, 02/15/2030	5,000	5,082
5.35%, 02/15/2033	6,000	6,040
5.05%, 04/15/2053	6,000	5,407
5.63%, 07/15/2054	29,000	28,170
5.20%, 04/15/2063	5,000	4,502
		63,400
Marine Transportation–0.00%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	6,000	6,138
Movies & Entertainment–0.13%
Netflix, Inc., 5.40%, 08/15/2054	7,000	6,816
Warnermedia Holdings, Inc.,
4.28%, 03/15/2032	89,000	78,451
5.05%, 03/15/2042	6,000	4,820
5.14%, 03/15/2052	137,000	101,865
5.39%, 03/15/2062	5,000	3,680
		195,632
Multi-Family Residential REITs–0.15%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	8,000	8,024
Essex Portfolio L.P., 5.50%, 04/01/2034	13,000	13,013
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	124,000	117,376
Mid-America Apartments L.P., 5.30%, 02/15/2032	65,000	65,364
UDR, Inc., 5.13%, 09/01/2034	25,000	24,262
		228,039
Multi-line Insurance–0.29%
Allianz SE (Germany), 3.50%(b)(c)(d)	200,000	191,803
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	240,000	237,240
		429,043
Multi-Utilities–0.64%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	19,000	19,107
Ameren Illinois Co., 4.95%, 06/01/2033	6,000	5,900
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Multi-Utilities–(continued)
Black Hills Corp., 6.15%, 05/15/2034	$7,000	$7,280
Dominion Energy, Inc.,
5.38%, 11/15/2032	5,000	5,013
6.63%, 05/15/2055(c)	90,000	91,725
Series B, 7.00%, 06/01/2054(c)	31,000	32,813
Series A, 6.88%, 02/01/2055(c)	22,000	22,871
DTE Electric Co., 5.20%, 03/01/2034	7,000	6,978
DTE Energy Co.,
4.95%, 07/01/2027	32,000	32,128
5.85%, 06/01/2034	9,000	9,245
ENGIE S.A. (France), 5.25%, 04/10/2029(b)	204,000	205,019
NiSource, Inc.,
5.25%, 03/30/2028	6,000	6,054
5.35%, 04/01/2034	24,000	23,818
6.95%, 11/30/2054(c)	9,000	9,185
6.38%, 03/31/2055(c)	48,000	47,902
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	12,000	12,381
Sempra,
6.40%, 10/01/2054(c)	129,000	128,229
6.88%, 10/01/2054(c)	35,000	35,478
6.55%, 04/01/2055(c)	145,000	144,224
6.63%, 04/01/2055(c)	102,000	102,103
WEC Energy Group, Inc., 5.15%, 10/01/2027	6,000	6,065
		953,518
Office REITs–0.38%
Boston Properties L.P., 5.75%, 01/15/2035	158,000	155,004
Brandywine Operating Partnership L.P.,
8.30%, 03/15/2028	36,000	38,066
8.88%, 04/12/2029	63,000	67,150
Cousins Properties L.P.,
5.38%, 02/15/2032	62,000	60,924
5.88%, 10/01/2034	64,000	64,109
Office Properties Income Trust, 9.00%, 09/30/2029(b)	24,000	20,890
Piedmont Operating Partnership L.P.,
9.25%, 07/20/2028	88,000	96,621
6.88%, 07/15/2029	64,000	65,786
		568,550
Oil & Gas Drilling–0.00%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	5,000	5,242
Oil & Gas Equipment & Services–0.00%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	5,000	4,813
Oil & Gas Exploration & Production–0.42%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	100,000	102,365
ConocoPhillips Co., 5.70%, 09/15/2063	5,000	4,799
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Diamondback Energy, Inc.,
5.20%, 04/18/2027	$25,000	$25,244
5.15%, 01/30/2030	24,000	24,060
5.40%, 04/18/2034	15,000	14,758
5.90%, 04/18/2064	10,000	9,397
Expand Energy Corp., 5.38%, 03/15/2030	25,000	24,463
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.88%, 05/15/2034(b)	74,000	69,250
7.25%, 02/15/2035(b)	284,000	267,248
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	73,000	74,564
		616,148
Oil & Gas Refining & Marketing–0.13%
Phillips 66 Co., 5.30%, 06/30/2033	6,000	5,949
Raizen Fuels Finance S.A. (Brazil), 5.70%, 01/17/2035(b)	200,000	185,300
		191,249
Oil & Gas Storage & Transportation–1.90%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	92,000	92,734
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	6,000	6,146
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	6,000	6,089
5.10%, 10/01/2031(b)	55,000	53,722
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	87,000	81,893
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	44,000	41,545
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	6,000	6,065
7.38%, 01/15/2083(c)	6,000	6,066
7.63%, 01/15/2083(c)	5,000	5,258
Energy Transfer L.P.,
4.00%, 10/01/2027	4,000	3,913
6.10%, 12/01/2028	5,000	5,197
6.40%, 12/01/2030	5,000	5,287
6.55%, 12/01/2033	6,000	6,391
5.55%, 05/15/2034	7,000	6,969
5.95%, 05/15/2054	5,000	4,837
8.00%, 05/15/2054(c)	88,000	92,455
6.05%, 09/01/2054	59,000	57,782
7.13%, 10/01/2054(c)	368,000	374,862
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	205,000	202,597
6.13%, 02/23/2038(b)	200,000	200,848
6.51%, 02/23/2042(b)	200,000	203,072
6.10%, 08/23/2042(b)	200,000	195,323
Kinder Morgan, Inc.,
4.80%, 02/01/2033	5,000	4,754
5.20%, 06/01/2033	6,000	5,865
MPLX L.P.,
4.25%, 12/01/2027	4,000	3,939
4.95%, 03/14/2052	5,000	4,206
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	90,000	90,785
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
ONEOK, Inc.,
5.65%, 11/01/2028	$6,000	$6,124
4.40%, 10/15/2029	99,000	96,026
5.80%, 11/01/2030	5,000	5,156
6.05%, 09/01/2033	6,000	6,177
6.63%, 09/01/2053	8,000	8,419
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(b)(c)	86,000	89,007
7.63%, 03/01/2055(b)(c)	147,000	150,872
South Bow USA Infrastructure Holdings LLC (Canada),
5.03%, 10/01/2029(b)	73,000	71,763
5.58%, 10/01/2034(b)	51,000	49,635
6.18%, 10/01/2054(b)	6,000	5,816
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	5,000	5,134
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	143,000	143,591
Targa Resources Corp.,
5.50%, 02/15/2035	27,000	26,583
6.25%, 07/01/2052	5,000	4,994
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	115,000	127,177
7.00%, 01/15/2030(b)	33,000	33,526
9.88%, 02/01/2032(b)	74,000	81,245
Western Midstream Operating L.P.,
6.15%, 04/01/2033	6,000	6,119
5.45%, 11/15/2034	10,000	9,666
Williams Cos., Inc. (The),
5.30%, 08/15/2028	11,000	11,108
4.80%, 11/15/2029	46,000	45,408
5.65%, 03/15/2033	6,000	6,057
5.15%, 03/15/2034	8,000	7,783
5.80%, 11/15/2054	58,000	56,839
		2,822,825
Other Specialized REITs–0.04%
Iron Mountain, Inc., 6.25%, 01/15/2033(b)	59,000	58,803
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	6,000	6,003
Packaged Foods & Meats–0.42%
Campbell’s Co. (The),
5.20%, 03/21/2029	11,000	11,113
5.40%, 03/21/2034	16,000	15,930
5.25%, 10/13/2054	57,000	51,563
Gruma, S.A.B. de C.V. (Mexico), 5.39%, 12/09/2034(b)	200,000	194,866
J.M. Smucker Co. (The), 6.20%, 11/15/2033(f)	6,000	6,330
McCormick & Co., Inc., 4.70%, 10/15/2034	58,000	54,632
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)	200,000	207,695
Post Holdings, Inc., 6.25%, 10/15/2034(b)	79,000	77,155
		619,284
Principal Amount		Value
Paper & Plastic Packaging Products & Materials–0.31%
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)	$106,000	$106,446
Sealed Air Corp.,
6.13%, 02/01/2028(b)	13,000	13,054
7.25%, 02/15/2031(b)	25,000	25,801
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(b)	112,000	112,788
5.44%, 04/03/2034(b)	103,000	102,828
5.78%, 04/03/2054(b)	100,000	99,391
		460,308
Paper Products–0.15%
Magnera Corp., 7.25%, 11/15/2031(b)	221,000	216,024
Passenger Airlines–0.36%
American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88%, 07/11/2034	3,571	3,127
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	250,000	249,389
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	62,000	60,455
5.31%, 10/20/2031(b)	73,000	71,320
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	8,631	7,634
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	6,419	6,381
4.75%, 10/20/2028(b)	11,595	11,443
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	2,730	2,790
Series 24-A, 5.88%, 02/15/2037	62,000	63,311
Series AA, 5.45%, 02/15/2037	59,000	59,287
		535,137
Passenger Ground Transportation–0.13%
Uber Technologies, Inc.,
4.30%, 01/15/2030	84,000	81,342
4.80%, 09/15/2034	51,000	48,852
5.35%, 09/15/2054	69,000	64,222
		194,416
Personal Care Products–0.25%
Coty, Inc., 5.00%, 04/15/2026(b)(f)	336,000	335,590
Kenvue, Inc.,
5.05%, 03/22/2028	6,000	6,071
5.00%, 03/22/2030	16,000	16,124
4.90%, 03/22/2033	5,000	4,920
5.20%, 03/22/2063	5,000	4,625
		367,330
Pharmaceuticals–0.38%
AstraZeneca Finance LLC (United Kingdom),
4.85%, 02/26/2029	10,000	10,023
4.90%, 02/26/2031	25,000	24,987
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Bristol-Myers Squibb Co.,
4.90%, 02/22/2027	$5,000	$5,043
4.90%, 02/22/2029	5,000	5,026
5.75%, 02/01/2031	12,000	12,484
5.90%, 11/15/2033	5,000	5,248
6.25%, 11/15/2053	5,000	5,301
6.40%, 11/15/2063	6,000	6,432
Eli Lilly and Co.,
4.70%, 02/09/2034	5,000	4,849
4.88%, 02/27/2053	6,000	5,436
5.00%, 02/09/2054	12,000	11,036
5.05%, 08/14/2054	100,000	92,705
5.10%, 02/09/2064	15,000	13,718
5.20%, 08/14/2064	27,000	25,163
Merck & Co., Inc.,
4.90%, 05/17/2044	8,000	7,400
5.00%, 05/17/2053	6,000	5,466
5.15%, 05/17/2063	5,000	4,572
Novartis Capital Corp. (Switzerland),
3.80%, 09/18/2029	107,000	103,047
4.00%, 09/18/2031	83,000	79,079
4.20%, 09/18/2034	84,000	78,183
4.70%, 09/18/2054	62,000	54,728
		559,926
Property & Casualty Insurance–0.15%
Allstate Corp. (The), 4.20%, 12/15/2046	2,000	1,608
Fairfax Financial Holdings Ltd. (Canada),
6.35%, 03/22/2054	22,000	22,682
6.10%, 03/15/2055(b)	94,000	92,855
Markel Group, Inc., 6.00%(c)(d)	101,000	100,937
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	5,000	4,871
		222,953
Rail Transportation–0.04%
CSX Corp., 4.90%, 03/15/2055	48,000	42,908
Norfolk Southern Corp.,
5.05%, 08/01/2030	6,000	6,069
5.55%, 03/15/2034	6,000	6,128
5.95%, 03/15/2064	6,000	6,159
Union Pacific Corp., 5.15%, 01/20/2063	6,000	5,460
		66,724
Regional Banks–0.14%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(c)	3,000	2,912
Huntington Bancshares, Inc., 4.00%, 05/15/2025	4,000	3,989
Regions Financial Corp., 5.72%, 06/06/2030(c)	56,000	56,828
Synovus Financial Corp., 6.17%, 11/01/2030(c)	63,000	63,500
Principal Amount		Value
Regional Banks–(continued)
Truist Financial Corp.,
6.05%, 06/08/2027(c)	$6,000	$6,100
4.87%, 01/26/2029(c)	4,000	3,980
7.16%, 10/30/2029(c)	6,000	6,418
5.44%, 01/24/2030(c)	5,000	5,046
6.12%, 10/28/2033(c)	2,000	2,083
5.87%, 06/08/2034(c)	5,000	5,093
Series P, 4.95%(c)(d)	48,000	47,695
		203,644
Reinsurance–0.12%
Global Atlantic (Fin) Co.,
4.70%, 10/15/2051(b)(c)	28,000	27,060
6.75%, 03/15/2054(b)	44,000	44,713
7.95%, 10/15/2054(b)(c)	95,000	99,608
		171,381
Renewable Electricity–0.01%
Idaho Power Co., 5.20%, 08/15/2034	15,000	14,927
Restaurants–0.20%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	68,000	67,066
McDonald’s Corp.,
4.80%, 08/14/2028	19,000	19,043
4.95%, 08/14/2033	17,000	16,868
5.45%, 08/14/2053	6,000	5,753
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(b)	169,000	181,255
		289,985
Retail REITs–0.28%
Agree L.P., 5.63%, 06/15/2034	15,000	15,052
Brixmor Operating Partnership L.P., 5.75%, 02/15/2035	14,000	14,147
Kimco Realty OP LLC, 4.85%, 03/01/2035	77,000	73,369
Kite Realty Group L.P.,
4.00%, 10/01/2026	5,000	4,927
4.95%, 12/15/2031	44,000	42,833
5.50%, 03/01/2034	5,000	4,976
NNN REIT, Inc.,
5.60%, 10/15/2033	7,000	7,063
5.50%, 06/15/2034	23,000	22,939
Realty Income Corp.,
2.20%, 06/15/2028	2,000	1,831
5.63%, 10/13/2032	5,000	5,111
5.38%, 09/01/2054	18,000	17,104
Regency Centers L.P.,
5.25%, 01/15/2034	6,000	5,916
5.10%, 01/15/2035	27,000	26,396
Simon Property Group L.P., 4.75%, 09/26/2034	189,000	179,146
		420,810
Self-Storage REITs–0.18%
Extra Space Storage L.P.,
5.70%, 04/01/2028	5,000	5,105
5.40%, 02/01/2034	14,000	13,873
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Self-Storage REITs–(continued)
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	$25,000	$24,132
Prologis L.P.,
4.88%, 06/15/2028	5,000	5,013
5.13%, 01/15/2034	6,000	5,916
5.00%, 03/15/2034	41,000	40,061
5.00%, 01/31/2035	67,000	65,319
5.25%, 06/15/2053	6,000	5,607
5.25%, 03/15/2054	82,000	76,567
Public Storage Operating Co.,
5.13%, 01/15/2029	5,000	5,062
5.10%, 08/01/2033	5,000	4,980
5.35%, 08/01/2053	17,000	16,176
		267,811
Semiconductors–0.68%
Broadcom, Inc.,
4.15%, 11/15/2030	4,000	3,829
4.93%, 05/15/2037(b)	4,000	3,807
Foundry JV Holdco LLC,
6.15%, 01/25/2032(b)	205,000	207,002
5.88%, 01/25/2034(b)	326,000	319,248
6.25%, 01/25/2035(b)	272,000	274,085
6.40%, 01/25/2038(b)	200,000	202,345
Micron Technology, Inc., 5.30%, 01/15/2031	5,000	4,997
		1,015,313
Single-Family Residential REITs–0.09%
American Homes 4 Rent L.P.,
5.50%, 07/15/2034	63,000	62,472
5.25%, 03/15/2035	65,000	63,288
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	2,000	2,030
		127,790
Soft Drinks & Non-alcoholic Beverages–0.04%
Coca-Cola Co. (The), 5.40%, 05/13/2064	64,000	61,662
Sovereign Debt–1.36%
Brazilian Government International Bond (Brazil),
6.13%, 01/22/2032	280,000	268,375
6.13%, 03/15/2034	208,000	194,496
7.13%, 05/13/2054	94,000	87,145
Colombia Government International Bond (Colombia), 7.75%, 11/07/2036	260,000	254,644
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	200,000	207,650
Guatemala Government Bond (Guatemala), 6.05%, 08/06/2031(b)	200,000	195,900
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	70,000	67,405
Republic of Poland Government International Bond (Poland), 5.75%, 11/16/2032	5,000	5,108
Principal Amount		Value
Sovereign Debt–(continued)
Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	$30,000	$29,375
6.63%, 02/17/2028(b)	138,000	140,194
5.88%, 01/30/2029(b)	90,000	87,750
7.13%, 01/17/2033(b)	106,000	107,596
5.75%, 03/24/2035(b)	190,000	169,823
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	210,000	207,213
		2,022,674
Specialized Finance–0.03%
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	38,000	40,417
Specialty Chemicals–0.41%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	200,000	192,104
8.75%, 05/03/2029(b)	200,000	203,194
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	210,000	216,745
		612,043
Steel–0.68%
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027(f)	500,000	497,591
6.88%, 11/01/2029(b)	117,000	115,879
7.38%, 05/01/2033(b)	94,000	92,438
POSCO (South Korea), 5.63%, 01/17/2026(b)	200,000	201,325
Vale Overseas Ltd. (Brazil), 6.40%, 06/28/2054	100,000	98,417
		1,005,650
Systems Software–0.31%
Oracle Corp.,
6.25%, 11/09/2032	6,000	6,361
4.90%, 02/06/2033	6,000	5,844
4.70%, 09/27/2034	153,000	145,076
6.90%, 11/09/2052	6,000	6,723
5.38%, 09/27/2054	179,000	165,138
5.50%, 09/27/2064	135,000	123,640
		452,782
Technology Hardware, Storage & Peripherals–0.19%
Apple, Inc.,
4.38%, 05/13/2045	3,000	2,651
4.25%, 02/09/2047	2,000	1,714
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	116,000	111,557
5.60%, 10/15/2054	168,000	158,259
Leidos, Inc., 5.75%, 03/15/2033	6,000	6,085
		280,266
Telecom Tower REITs–0.00%
American Tower Corp., 4.00%, 06/01/2025	3,000	2,987
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Tobacco–0.35%
B.A.T Capital Corp. (United Kingdom),
5.83%, 02/20/2031	$16,000	$16,363
6.00%, 02/20/2034	6,000	6,167
7.08%, 08/02/2043	6,000	6,504
7.08%, 08/02/2053	5,000	5,491
Philip Morris International, Inc.,
5.00%, 11/17/2025	7,000	7,030
4.38%, 11/01/2027	54,000	53,576
5.13%, 11/17/2027	6,000	6,074
4.88%, 02/15/2028	10,000	10,027
5.25%, 09/07/2028	5,000	5,077
4.88%, 02/13/2029	41,000	40,964
4.63%, 11/01/2029	121,000	119,405
5.13%, 02/13/2031	6,000	6,003
4.75%, 11/01/2031	97,000	94,909
5.75%, 11/17/2032	5,000	5,143
5.38%, 02/15/2033	12,000	12,029
5.63%, 09/07/2033	6,000	6,098
4.90%, 11/01/2034	122,000	117,298
		518,158
Trading Companies & Distributors–0.41%
Air Lease Corp., Series D, 6.00%(c)(d)	62,000	60,203
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	70,000	66,951
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/2031(b)	64,000	65,368
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	200,000	201,189
5.13%, 07/17/2034(b)	209,000	207,919
		601,630
Transaction & Payment Processing Services–0.04%
Fiserv, Inc.,
5.38%, 08/21/2028	13,000	13,182
5.63%, 08/21/2033	5,000	5,091
5.45%, 03/15/2034	38,000	38,049
Mastercard, Inc., 4.85%, 03/09/2033	6,000	5,951
		62,273
Wireless Telecommunication Services–0.12%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	12,500	12,494
5.15%, 03/20/2028(b)	135,850	136,455
Vodafone Group PLC (United Kingdom), 5.13%, 06/04/2081(c)	33,000	25,238
		174,187
Total U.S. Dollar Denominated Bonds & Notes (Cost $62,360,204)		62,344,452

Asset-Backed Securities–20.62%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(i)	727	722
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	380,000	358,032
Principal Amount		Value

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(i)	$22,768	$21,933
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(i)	82,384	77,349
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(i)	10,555	10,003
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(i)	70,065	59,499
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(i)	176,052	149,085
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(i)	309,612	280,383
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(i)	84,694	85,462
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)(i)	269,217	267,614
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)(i)	347,070	348,221
Apidos CLO XII, Series 2013-12A, Class ARR, 5.74% (3 mo. Term SOFR + 1.08%), 04/15/2031(b)(e)	209,011	209,278
Apidos CLO XXV, Series 2016-25A, Class A1R3, 5.47% (3 mo. Term SOFR + 1.14%), 01/20/2037(b)(e)	302,000	302,226
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	560,000	547,045
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	102,000	103,152
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	354,000	360,097
Bain Capital Credit CLO Ltd., Series 2021-1A, Class A, 5.95% (3 mo. Term SOFR + 1.32%), 04/18/2034(b)(e)	147,000	147,367
Banc of America Commercial Mortgage Trust, Series 2015- UBS7, Class AS, 3.99%, 09/15/2048(i)	70,000	69,103
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	28,646	23,908
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(i)	8,575	7,505
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	18,810	15,572
Bank, Series 2019-BNK16, Class XA, IO, 0.93%, 02/15/2052(j)	1,432,327	42,082
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	90,000	90,993
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(i)	281,396	234,711
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(i)	281,396	224,944
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(i)	252,195	220,915
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(i)	285,692	239,007
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(i)	348,360	279,344
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	$19,165	$18,012
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	22,142	20,887
Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.53%, 01/15/2051(j)	1,131,757	14,782
Series 2018-B3, Class C, 4.55%, 04/10/2051(i)	42,000	36,429
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	81,400
Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	59,216
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(i)	48,096	46,414
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.36% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(e)	203,474	203,375
Series 2021-VOLT, Class A, 5.21% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(e)	250,000	249,627
Series 2021-VOLT, Class B, 5.46% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(e)	225,000	224,273
Series 2021-VOLT, Class D, 6.16% (1 mo. Term SOFR + 1.76%), 09/15/2036(b)(e)	100,000	99,828
Series 2024-VLT5, Class A, 5.41%, 11/13/2046(b)(i)	180,000	180,291
Series 2024-VLT5, Class B, 5.80%, 11/13/2046(b)(i)	130,000	130,333
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	130,000	130,710
Series 2022-LBA6, Class A, 5.40% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	320,000	320,154
Series 2022-LBA6, Class B, 5.70% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	230,000	229,722
Series 2022-LBA6, Class C, 6.00% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	100,000	99,832
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class A1RR, 5.84% (3 mo. Term SOFR + 1.22%), 07/20/2032(b)(e)	231,682	232,086
Series 2015-5A, Class A1R3, 5.72% (3 mo. Term SOFR + 1.10%), 01/20/2032(b)(e)	216,298	216,465
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.89%, 11/13/2050(j)	562,425	10,307
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 5.57% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(e)	250,000	250,242
Principal Amount		Value

Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(i)	$3,129	$2,919
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(i)	19,063	16,917
Series 2024-9, Class A4, 5.50%, 09/25/2055(b)(i)	279,417	277,223
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(i)	20,495	18,164
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(i)	25,932	23,344
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.84%, 01/25/2036(i)	23,396	21,435
CIFC Funding Ltd., Series 2016-1A, Class AR3, 0.00% (3 mo. Term SOFR + 1.00%), 10/21/2031(b)(e)(g)	131,000	131,098
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(j)	1,560,253	33,376
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	51,216	50,315
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(i)	278,696	222,786
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(i)	265,377	264,529
Clover CLO LLC, Series 2021-3A, Class AR, 0.00% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(e)(g)	265,000	265,199
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(i)	142,792	125,509
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(i)	200,643	179,650
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(i)	201,649	185,104
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(i)	274,314	261,288
Commercial Mortgage Trust, Series 2015-CR25, Class B, 4.52%, 08/10/2048(i)	72,000	70,927
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	1,883	1,807
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	25,443	15,101
Series 2005-J4, Class A7, 5.50%, 11/25/2035	3,169	2,575
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(i)	33,554	29,900
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(i)	78,671	69,448
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(i)	292,796	277,617
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(i)	115,000	101,018
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(i)	246,610	242,925
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)(i)	$174,048	$175,365
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(i)	160,000	160,314
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	776,000	676,156
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.76%, 06/25/2034(i)	4,898	4,587
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	92,543	44,560
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	47,375	45,648
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	47,375	46,729
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	104,640	97,167
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(i)	11,571	11,165
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(i)	4,692	4,630
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(i)	26,326	22,440
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(i)	207,577	179,127
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(i)	237,943	236,835
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)(i)	148,704	146,770
Enterprise Fleet Financing LLC,
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	52,000	53,352
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	110,000	109,609
Extended Stay America Trust, Series 2021-ESH, Class B, 5.89% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(e)	101,291	101,441
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.10% (1 mo. Term SOFR + 0.76%), 11/25/2035(e)	51,701	21,193
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(i)	417,844	365,174
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(i)	134,269	117,802
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	311,233	317,031
GCAT Trust, Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(i)	12,083	11,657
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(i)	29,610	24,091
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class ARR, 5.69% (3 mo. Term SOFR + 1.07%), 10/20/2032(b)(e)	260,000	260,193
Principal Amount		Value

GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 5.75% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(e)	$250,000	$251,014
Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 5.98% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(e)	226,637	226,971
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	44,903
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	300,000	260,292
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(i)	238,236	208,458
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.52%, 07/25/2035(i)	4,167	3,870
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	113,000	106,154
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	103,000	97,024
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	54,100	54,329
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	99,829	94,871
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	10,109	9,267
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(i)	9,082	9,120
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(i)	308,012	250,978
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(i)	72,444	71,208
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(i)	229,461	230,827
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(i)	245,000	223,578
Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	190,748
Series 2015-C27, Class XA, IO, 1.01%, 02/15/2048(j)	773,692	8
KKR CLO 15 Ltd., Series 15, Class A1R2, 5.73% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(e)	250,140	250,327
Life Mortgage Trust,
Series 2021-BMR, Class A, 5.21% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(e)	122,936	121,465
Series 2021-BMR, Class B, 5.39% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(e)	269,666	266,287
Series 2021-BMR, Class C, 5.61% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(e)	87,245	86,050
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.03% (3 mo. Term SOFR + 1.41%), 04/19/2033(b)(e)	$714,943	$716,373
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 4.65% (1 mo. Term SOFR + 0.31%), 08/25/2036(e)	34,365	11,648
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(i)	174,260	152,370
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(i)	171,109	149,274
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(i)	3,734	3,489
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(i)	224,019	194,740
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.21% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(e)	125,000	124,924
Series 2021-STOR, Class B, 5.41% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(e)	105,000	104,591
Morgan Stanley Capital I Trust,
Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(j)	537,348	11,340
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	76,437
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	54,544
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(i)	183,455	159,007
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(i)	189,784	189,415
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(i)	255,000	255,361
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 5.97% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(e)	246,019	246,197
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR, 5.78% (3 mo. Term SOFR + 1.15%), 07/25/2035(b)(e)	256,000	256,691
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(i)	12,648	11,882
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(i)	17,040	15,876
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(i)	201,450	187,145
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)(i)	99,050	98,745
Principal Amount		Value

OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(i)	$268,630	$222,409
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(i)	235,059	206,381
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(i)	235,000	205,073
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)(i)	187,618	185,149
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(i)	119,443	119,242
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(i)	211,753	185,810
OCP CLO Ltd., Series 2020-8RA, Class AR, 5.77% (3 mo. Term SOFR + 1.25%), 10/17/2036(b)(e)	518,000	518,170
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	114,000	99,688
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	217,219	198,371
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	245,438	242,362
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	357,105	374,584
Rate Mortgage Trust, Series 2024- J4, Class A1, 6.00%, 12/25/2054(b)(i)	201,154	201,169
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	228	179
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	3,031	2,405
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(i)	8,497	8,365
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	194,210	187,448
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(i)	323,457	295,369
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(i)	106,462	95,354
Shackleton CLO Ltd., Series 2015- 7RA, Class ARR, 5.76% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(e)	250,000	250,522
Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR4, 5.42% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(e)	372,000	372,279
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	47,833	46,198
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	154,800	137,005
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	154,800	125,634
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(i)	107,073	99,284
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(i)	$8,048	$7,674
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(i)	15,620	14,791
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(i)	310,711	268,720
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(i)	239,055	208,135
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 5.87%, 09/25/2034(i)	1,875	1,826
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 6.23%, 11/25/2033(i)	19,980	19,207
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	193,000	198,620
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	212,000	214,867
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	210,000	214,025
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	220,000	215,647
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	200,000	195,190
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	205,000	199,798
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 5.75% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(e)	230,198	230,594
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 5.81% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(e)	250,000	250,417
Synchrony Card Funding LLC,
Series 2022-A2, Class A, 3.86%, 07/15/2028	428,000	426,242
Series 2024-A2, Class A, 4.93%, 07/15/2030	140,000	141,013
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	310,933	284,261
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 4.66%, 04/25/2045(i)	12,190	11,747
TierPoint Issuer LLC, Series 2023-1A, Class A2, 6.00%, 06/25/2053(b)	352,000	353,368
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	249,628	228,201
UBS Commercial Mortgage Trust,
Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(j)	842,404	17,511
Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	74,485
Principal Amount		Value

Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)(i)	$32,145	$31,530
Series 2020-1, Class A2, 3.64%, 01/25/2060(b)(i)	34,943	34,301
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(i)	67,349	59,288
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(i)	260,000	229,340
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(i)	60,220	56,829
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(i)	205,200	186,316
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(i)	142,084	133,985
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(i)	85,306	84,796
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(i)	114,107	114,855
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(i)	146,571	145,555
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	31,418	29,885
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.55%, 10/25/2033(i)	15,143	14,406
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(i)	38,282	35,141
Series 2005-AR16, Class 1A1, 4.76%, 12/25/2035(i)	18,056	16,328
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(j)	832,491	17,292
Wendy’s Funding LLC, Series 2018- 1A, Class A2II, 3.88%, 03/15/2048(b)	55,791	53,540
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	507,000	512,132
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	23,392	22,710
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	494,876	450,349
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	124,688	125,855
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.64%, 04/20/2054(b)	248,000	254,451
Total Asset-Backed Securities (Cost $32,447,820)		30,594,618
U.S. Government Sponsored Agency Mortgage-Backed Securities–16.93%
Collateralized Mortgage Obligations–0.47%
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028 to 04/25/2032(k)	40,645	6,092
6.50%, 04/25/2029 to 02/25/2033(j)(k)	130,544	16,559
7.50%, 11/25/2029(k)	6,617	778
6.00%, 02/25/2033 to 03/25/2036(j)(k)	118,357	17,459
5.50%, 09/25/2033 to 06/25/2035(j)(k)	173,270	24,662
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(k)	$17,124	$399
2.42% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(e)(k)	18,243	1,037
3.19% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(e)(k)	1,418	125
3.22% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(e)(k)	30,059	2,667
2.57% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(e)(k)	1,563	141
3.27% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(e)(k)	7,396	654
3.29% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032 to 12/18/2032(e)(k)	2,810	254
3.42% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(e)(k)	2,391	231
2.32% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(e)(k)	7,423	608
3.12% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(k)	238	25
3.32% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(e)(k)	111,512	11,627
3.39% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(k)	8,702	566
3.57% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(e)(k)	43,551	5,874
7.00%, 04/25/2033(k)	1,708	208
1.37% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(e)(k)	22,108	1,475
2.07% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(e)(k)	6,740	308
1.92% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(k)	15,000	859
2.02% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(k)	55,353	4,318
3.50%, 08/25/2035(k)	135,724	14,609
1.42% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(e)(k)	56,974	4,530
4.00%, 04/25/2041 to 08/25/2047(k)	46,470	6,840
1.87% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(e)(k)	14,128	1,035
1.47% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(e)(k)	37,880	3,654
5.50%, 07/25/2046(k)	37,188	4,384
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.22% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(e)(k)	$255,241	$22,116
6.50%, 10/25/2028 to 10/25/2031	27,886	28,253
6.00%, 11/25/2028 to 12/25/2031	33,533	34,183
4.93% (30 Day Average SOFR + 0.36%), 08/25/2035(e)	259	257
7.39% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	22,612	27,129
7.03% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	14,016	15,581
7.03% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	11,399	11,584
5.62% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	8,938	9,019
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.63%, 02/25/2026(j)	1,907,674	8,918
Series K735, Class X1, IO, 0.96%, 05/25/2026(j)	1,956,626	17,269
Series K083, Class AM, 4.03%, 10/25/2028(i)	23,000	22,396
Series K085, Class AM, 4.06%, 10/25/2028(i)	23,000	22,443
Series K089, Class AM, 3.63%, 01/25/2029(i)	39,000	37,395
Series K088, Class AM, 3.76%, 01/25/2029(i)	92,000	88,679
Series K093, Class X1, IO, 0.94%, 05/25/2029(j)	1,613,282	53,674
Freddie Mac REMICs,
IO, 2.94% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(e)(k)	15,763	479
3.00%, 06/15/2027 to 12/15/2027(k)	57,947	1,398
2.50%, 05/15/2028(k)	15,249	401
3.39% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(e)(k)	390	23
1.99% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(e)(k)	119,786	6,451
2.04% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(e)(k)	12,159	671
2.01% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(e)(k)	10,899	592
1.44% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(e)(k)	2,846	126
2.29% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(e)(k)	2,729	256
1.29% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(e)(k)	3,014	234
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.36% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(e)(k)	$88,974	$7,342
1.54% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(e)(k)	19,529	1,463
1.39% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(e)(k)	34,828	3,070
4.00%, 03/15/2045(k)	2,379	26
6.50%, 02/15/2028 to 06/15/2032	118,671	120,609
8.00%, 03/15/2030	203	209
5.71% (30 Day Average SOFR + 1.11%), 02/15/2032(e)	305	308
3.50%, 05/15/2032	4,692	4,555
7.47% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	3,262	3,964
5.11% (30 Day Average SOFR + 0.51%), 09/15/2035(e)	474	469
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(g)	1,189	1,159
IO, 3.00%, 12/15/2027(k)	23,609	753
3.15%, 12/15/2027(j)	6,648	198
7.00%, 09/01/2029(k)	799	83
7.50%, 12/15/2029(k)	18,850	2,153
6.00%, 12/15/2032(k)	11,552	1,216
		689,082
Federal Home Loan Mortgage Corp. (FHLMC)–0.13%
9.00%, 05/01/2025	1	0
6.50%, 07/01/2028 to 04/01/2034	26,221	27,111
6.00%, 10/01/2029	23,946	24,512
7.00%, 10/01/2031 to 10/01/2037	12,469	12,939
5.00%, 12/01/2034	496	493
5.50%, 09/01/2039	62,308	62,691
4.00%, 11/01/2048 to 07/01/2049	75,165	69,694
		197,440
Federal National Mortgage Association (FNMA)–5.14%
7.00%, 01/01/2030 to 12/01/2032	4,420	4,581
3.50%, 12/01/2030 to 05/01/2047	291,268	262,872
6.50%, 09/01/2031 to 01/01/2034	1,634	1,670
7.50%, 01/01/2033	601	617
5.50%, 02/01/2035 to 05/01/2036	30,348	30,579
TBA, 5.00%, 06/25/2054(l)	7,596,752	7,332,619
		7,632,938
Principal Amount		Value
Government National Mortgage Association (GNMA)–3.33%
7.00%, 03/15/2026 to 08/15/2031	$299	$304
6.50%, 11/15/2031	591	604
6.00%, 11/15/2032	437	445
4.00%, 07/20/2049	22,814	21,261
IO, 2.04% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(e)(k)	16,409	1,133
2.14% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(e)(k)	93,686	5,680
4.50%, 09/16/2047(k)	92,168	13,380
1.69% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(e)(k)	91,888	11,001
TBA, 2.00%, 10/20/2051(l)	345,000	275,973
5.50%, 06/20/2054(l)	2,088,000	2,071,064
4.50%, 01/01/2055(l)	2,685,000	2,538,164
		4,939,009
Uniform Mortgage-Backed Securities–7.86%
TBA, 2.00%, 01/01/2040 to 02/01/2055(l)	1,286,000	1,087,702
3.00%, 01/01/2055(l)	1,716,165	1,457,802
3.50%, 01/01/2055(l)	3,400,000	3,007,548
5.50%, 01/01/2055(l)	6,184,142	6,103,159
		11,656,211
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $26,683,532)		25,114,680
U.S. Treasury Securities–13.68%
U.S. Treasury Bills–0.40%
4.40% - 4.82%, 01/30/2025(m)(n)	590,000	588,061
U.S. Treasury Bonds–4.75%
4.63%, 11/15/2044	3,165,500	3,070,042
4.25%, 08/15/2054	4,349,000	3,972,530
		7,042,572
U.S. Treasury Notes–8.53%
4.25%, 12/31/2026	1,890,900	1,891,129
4.00%, 12/15/2027	684,800	679,560
4.38%, 12/31/2029	2,445,700	2,444,567
4.50%, 12/31/2031	807,300	808,035
4.25%, 11/15/2034	7,024,500	6,841,967
		12,665,258
Total U.S. Treasury Securities (Cost $20,738,095)		20,295,891
Shares
Preferred Stocks–0.50%
Aerospace & Defense–0.04%
Boeing Co. (The), 6.00%, Conv. Pfd.	1,000	60,890
Diversified Banks–0.02%
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	5,000	5,015
Citigroup, Inc., 4.00%, Series W, Pfd.(c)	9,000	8,785
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	10	11,943
		25,743
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco V.I. Core Plus Bond Fund

Shares		Value
Diversified Financial Services–0.24%
Apollo Global Management, Inc., 7.63%, Pfd.(c)	13,475	$356,953
Investment Banking & Brokerage–0.08%
Morgan Stanley, 6.88%, Series F, Pfd.	5,000	125,950
Life & Health Insurance–0.00%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	2,000	1,969
Regional Banks–0.12%
M&T Bank Corp., 7.50%, Series J, Pfd.	6,570	174,893
Total Preferred Stocks (Cost $704,830)		746,398
Principal Amount
Agency Credit Risk Transfer Notes–0.47%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 6.67% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)	$203,944	206,831
Series 2022-R04, Class 1M1, 6.57% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(e)	109,300	110,619
Series 2023-R02, Class 1M1, 6.87% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)	75,514	77,308
Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 6.57% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(e)	137,929	139,732
Series 2022-HQA3, Class M1, STACR®, 6.87% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(e)	97,081	99,246
Series 2023-DNA1, Class M1, STACR®, 6.66% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)	58,954	59,836
Total Agency Credit Risk Transfer Notes (Cost $682,722)		693,572

Municipal Obligations–0.26%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 BB, Ref. RB, 5.09%, 06/15/2025	185,000	185,409
	Principal Amount		Value

Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041		$280,000	$207,017
Total Municipal Obligations (Cost $465,000)			392,426
Non-U.S. Dollar Denominated Bonds & Notes–0.07%
Movies & Entertainment–0.07%
Netflix, Inc., 3.88%, 11/15/2029(b) (Cost $110,854)	EUR	100,000	107,854
	Shares
Money Market Funds–21.43%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(o)(p)		11,123,631	11,123,631
Invesco Treasury Portfolio, Institutional Class, 4.38%(o)(p)		20,674,884	20,674,884
Total Money Market Funds (Cost $31,798,515)			31,798,515
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-115.98% (Cost $175,991,572)			172,088,406
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.87%
Invesco Private Government Fund, 4.50%(o)(p)(q)		767,918	767,918
Invesco Private Prime Fund, 4.53%(o)(p)(q)		2,009,894	2,010,497
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,778,415)			2,778,415
TOTAL INVESTMENTS IN SECURITIES–117.85% (Cost $178,769,987)			174,866,821
OTHER ASSETS LESS LIABILITIES—(17.85)%			(26,485,869)
NET ASSETS–100.00%			$148,380,952
Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco V.I. Core Plus Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
December 31, 2024 was $58,371,102, which represented 39.34% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2024.
(f)	All or a portion of this security was out on loan at December 31, 2024.
(g)	Zero coupon bond issued at a discount.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on December 31, 2024.

(j)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
December 31, 2024.

(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1P.
(m)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1O.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,138,168	$23,614,421	$(16,628,958)	$-	$-	$11,123,631	$373,041
Invesco Liquid Assets Portfolio, Institutional Class	2,974,042	8,550,573	(11,523,120)	(1,445)	(50)	-	125,777
Invesco Treasury Portfolio, Institutional Class	4,729,334	40,470,678	(24,525,128)	-	-	20,674,884	566,149
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,741,006	55,851,534	(56,824,622)	-	-	767,918	75,523*
Invesco Private Prime Fund	4,449,580	114,039,785	(116,478,240)	(1,118)	490	2,010,497	201,770*
Total	$18,032,130	$242,526,991	$(225,980,068)	$(2,563)	$440	$34,576,930	$1,342,260

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1L.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	57	March-2025	$11,719,735	$(5,014)	$(5,014)
U.S. Treasury 5 Year Notes	63	March-2025	6,697,195	(40,051)	(40,051)
U.S. Treasury 10 Year Notes	102	March-2025	11,092,500	(109,081)	(109,081)
U.S. Treasury Long Bonds	44	March-2025	5,009,125	(116,630)	(116,630)
U.S. Treasury Ultra Bonds	48	March-2025	5,707,500	(163,611)	(163,611)
Subtotal—Long Futures Contracts				(434,387)	(434,387)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	142	March-2025	(15,806,375)	203,817	203,817
Total Futures Contracts				$(230,570)	$(230,570)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco V.I. Core Plus Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
01/27/2025	State Street Bank & Trust Co.	EUR	147,000	USD	156,125	$3,710

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco V.I. Core Plus Bond Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $144,193,057)*	$140,289,891
Investments in affiliated money market funds, at value (Cost $34,576,930)	34,576,930
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	3,710
Deposits with brokers:
Cash collateral — TBA commitments	224,060
Cash	21,764
Foreign currencies, at value (Cost $192,802)	189,745
Receivable for:
Investments sold	295,250
TBA sales commitment	353,165
Fund shares sold	64,311
Dividends	126,041
Interest	1,249,412
Principal paydowns	109
Investment for trustee deferred compensation and retirement plans	76,598
Other assets	720
Total assets	177,471,706
Liabilities:
Other investments:
Variation margin payable — futures contracts	21,706
Payable for:
Investments purchased	691,466
TBA sales commitment	24,666,968
Fund shares reacquired	738,852
Collateral upon return of securities loaned	2,778,415
Accrued fees to affiliates	63,068
Accrued other operating expenses	51,035
Trustee deferred compensation and retirement plans	79,244
Total liabilities	29,090,754
Net assets applicable to shares outstanding	$148,380,952
Net assets consist of:
Shares of beneficial interest	$169,694,671
Distributable earnings (loss)	(21,313,719)
$148,380,952
Net Assets:
Series I	$106,439,090
Series II	$41,941,862
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	18,687,381
Series II	7,457,835
Series I:
Net asset value per share	$5.70
Series II:
Net asset value per share	$5.62

*	At December 31, 2024, securities with an aggregate value of $2,706,742 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Interest (net of foreign withholding taxes of $(531))	$6,148,482
Dividends	43,053
Dividends from affiliated money market funds (includes net securities lending income of $37,038)	1,102,005
Total investment income	7,293,540
Expenses:
Advisory fees	623,228
Administrative services fees	225,914
Custodian fees	53,580
Distribution fees - Series II	96,357
Transfer agent fees	6,674
Trustees’ and officers’ fees and benefits	23,410
Reports to shareholders	13,884
Professional services fees	66,677
Other	1,322
Total expenses	1,111,046
Less: Fees waived	(190,946)
Net expenses	920,100
Net investment income	6,373,440
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,753,249
Affiliated investment securities	440
Foreign currencies	(7,332)
Forward foreign currency contracts	6,862
Futures contracts	(418,618)
1,334,601
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(3,371,797)
Affiliated investment securities	(2,563)
Foreign currencies	(6,441)
Forward foreign currency contracts	9,137
Futures contracts	(526,001)
(3,897,665)
Net realized and unrealized gain (loss)	(2,563,064)
Net increase in net assets resulting from operations	$3,810,376
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco V.I. Core Plus Bond Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$6,373,440	$5,309,788
Net realized gain (loss)	1,334,601	(7,902,250)
Change in net unrealized appreciation (depreciation)	(3,897,665)	9,796,303
Net increase in net assets resulting from operations	3,810,376	7,203,841
Distributions to shareholders from distributable earnings:
Series I	(3,922,900)	(2,324,702)
Series II	(1,429,086)	(833,451)
Total distributions from distributable earnings	(5,351,986)	(3,158,153)
Share transactions–net:
Series I	16,812,417	(2,668,221)
Series II	6,555,347	6,644,040
Net increase in net assets resulting from share transactions	23,367,764	3,975,819
Net increase in net assets	21,826,154	8,021,507
Net assets:
Beginning of year	126,554,798	118,533,291
End of year	$148,380,952	$126,554,798
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco V.I. Core Plus Bond Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$5.74	$0.27	$(0.09)	$0.18	$(0.22)	$—	$(0.22)	$5.70	3.06%	$106,439	0.59%	0.73%	4.68%	419%
Year ended 12/31/23	5.56	0.25	0.08	0.33	(0.15)	—	(0.15)	5.74	6.14	90,748	0.60	0.72	4.44	454
Year ended 12/31/22	6.55	0.19	(1.15)	(0.96)	(0.03)	(0.00)	(0.03)	5.56	(14.54)	90,481	0.61	0.71	3.28	507
Year ended 12/31/21	6.93	0.12	(0.17)	(0.05)	(0.10)	(0.23)	(0.33)	6.55	(0.65)	39,799	0.61	0.92	1.77	377
Year ended 12/31/20	6.47	0.13	0.50	0.63	(0.13)	(0.04)	(0.17)	6.93	9.72	34,881	0.59	0.88	1.92	375
Series II
Year ended 12/31/24	5.67	0.25	(0.09)	0.16	(0.21)	—	(0.21)	5.62	2.72	41,942	0.84	0.98	4.43	419
Year ended 12/31/23	5.50	0.23	0.08	0.31	(0.14)	—	(0.14)	5.67	5.85	35,807	0.85	0.97	4.19	454
Year ended 12/31/22	6.49	0.17	(1.13)	(0.96)	(0.03)	(0.00)	(0.03)	5.50	(14.68)	28,052	0.86	0.96	3.03	507
Year ended 12/31/21	6.89	0.10	(0.17)	(0.07)	(0.10)	(0.23)	(0.33)	6.49	(1.01)	2,035	0.86	1.17	1.52	377
Year ended 12/31/20	6.45	0.11	0.49	0.60	(0.12)	(0.04)	(0.16)	6.89	9.33	629	0.84	1.13	1.67	375

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2022, the portfolio turnover calculation excludes the value of securities purchased of $96,195,733 in connection with the acquisition of Invesco V.I. Core Bond Fund into the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27
Invesco V.I. Core Plus Bond Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
28
Invesco V.I. Core Plus Bond Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
L.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by
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Invesco V.I. Core Plus Bond Fund

collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
M.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
N.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
O.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
P.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund
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Invesco V.I. Core Plus Bond Fund

executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
Q.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
R.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
S.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.450%
Next $500 million	0.425%
Next $1.5 billion	0.400%
Next $2.5 billion	0.375%
Over $5 billion	0.350%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.45%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.61% and Series II shares to 0.86% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $190,946.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $19,725 for accounting and fund administrative services and was reimbursed $206,189 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
31
Invesco V.I. Core Plus Bond Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$61,645,108	$699,344	$62,344,452
Asset-Backed Securities	—	30,594,618	—	30,594,618
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	25,114,680	—	25,114,680
U.S. Treasury Securities	—	20,295,891	—	20,295,891
Preferred Stocks	730,629	15,769	—	746,398
Agency Credit Risk Transfer Notes	—	693,572	—	693,572
Municipal Obligations	—	392,426	—	392,426
Non-U.S. Dollar Denominated Bonds & Notes	—	107,854	—	107,854
Money Market Funds	31,798,515	2,778,415	—	34,576,930
Total Investments in Securities	32,529,144	141,638,333	699,344	174,866,821
Other Investments - Assets*
Futures Contracts	203,817	—	—	203,817
Forward Foreign Currency Contracts	—	3,710	—	3,710
	203,817	3,710	—	207,527
Other Investments - Liabilities*
Futures Contracts	(434,387)	—	—	(434,387)
Total Other Investments	(230,570)	3,710	—	(226,860)
Total Investments	$32,298,574	$141,642,043	$699,344	$174,639,961

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
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Invesco V.I. Core Plus Bond Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$203,817	$203,817
Unrealized appreciation on forward foreign currency contracts outstanding	3,710	—	3,710
Total Derivative Assets	3,710	203,817	207,527
Derivatives not subject to master netting agreements	—	(203,817)	(203,817)
Total Derivative Assets subject to master netting agreements	$3,710	$—	$3,710

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(434,387)
Derivatives not subject to master netting agreements	434,387
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of December 31, 2024.
	Financial Derivative Assets		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
State Street Bank & Trust Co.	$3,710	$3,710	$—	$—	$3,710
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$6,862	$-	$6,862
Futures contracts	-	(418,618)	(418,618)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	9,137	-	9,137
Futures contracts	-	(526,001)	(526,001)
Total	$15,999	$(944,619)	$(928,620)
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$168,366	$50,276,189

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
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Invesco V.I. Core Plus Bond Fund

NOTE 6—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$5,351,986	$3,158,153

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$6,425,018
Net unrealized appreciation (depreciation) — investments	(3,919,164)
Net unrealized appreciation (depreciation) — foreign currencies	(3,059)
Temporary book/tax differences	(65,207)
Capital loss carryforward	(23,751,307)
Shares of beneficial interest	169,694,671
Total net assets	$148,380,952
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to derivative instruments.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$12,652,713	$11,098,594	$23,751,307
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $122,542,763 and $113,230,053, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,303,976
Aggregate unrealized (depreciation) of investments	(5,223,140)
Net unrealized appreciation (depreciation) of investments	$(3,919,164)
Cost of investments for tax purposes is $178,559,125.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of amortization and accretion on debt securities, dollar rolls and paydowns, on December 31, 2024, undistributed net investment income was increased by $55,876 and undistributed net realized gain (loss) was decreased by $55,876. Further, as a result of tax deferrals acquired in the reorganization of into the Fund, and . These reclassifications had no effect on the net assets or the distributable earnings (loss) of the Fund.
34
Invesco V.I. Core Plus Bond Fund

NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	4,644,066	$27,037,991	2,220,228	$12,594,550
Series II	2,110,549	12,097,977	2,251,549	12,488,998
Issued as reinvestment of dividends:
Series I	683,432	3,922,900	440,284	2,324,702
Series II	252,043	1,428,770	159,665	833,237
Reacquired:
Series I	(2,447,324)	(14,148,474)	(3,131,394)	(17,587,473)
Series II	(1,214,829)	(6,971,400)	(1,201,111)	(6,678,195)
Net increase in share activity	4,027,937	$23,367,764	739,221	$3,975,819

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

35
Invesco V.I. Core Plus Bond Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Core Plus Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Core Plus Bond Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
36
Invesco V.I. Core Plus Bond Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	2.95%
U.S. Treasury Obligations*	16.23%
Qualified Business Income*	0.00%
Business Interest Income*	87.54%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
37
Invesco V.I. Core Plus Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
38
Invesco V.I. Core Plus Bond Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Discovery Mid Cap Growth Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Report of Independent Registered Public Accounting Firm
14	Tax Information
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIDMCG-NCSR

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–98.46%
Advertising–2.41%
Trade Desk, Inc. (The), Class A(b)	198,128	$23,285,984
Aerospace & Defense–4.70%
Axon Enterprise, Inc.(b)	34,654	20,595,565
Curtiss-Wright Corp.	23,125	8,206,369
Howmet Aerospace, Inc.	151,804	16,602,803
		45,404,737
Apparel Retail–1.58%
Burlington Stores, Inc.(b)	53,509	15,253,276
Application Software–12.24%
AppLovin Corp., Class A(b)	45,606	14,768,591
BILL Holdings, Inc.(b)(c)	57,253	4,849,902
Datadog, Inc., Class A(b)	131,135	18,737,880
Fair Isaac Corp.(b)	5,176	10,305,054
Guidewire Software, Inc.(b)	83,130	14,014,055
HubSpot, Inc.(b)	28,462	19,831,468
Manhattan Associates, Inc.(b)	46,727	12,627,504
Samsara, Inc., Class A(b)	274,540	11,994,652
Tyler Technologies, Inc.(b)	19,251	11,100,897
		118,230,003
Asset Management & Custody Banks–4.09%
Ares Management Corp., Class A	146,899	26,005,530
Blue Owl Capital, Inc.	389,018	9,048,558
Hamilton Lane, Inc., Class A(c)	30,277	4,482,510
		39,536,598
Biotechnology–2.36%
Alnylam Pharmaceuticals, Inc.(b)	29,456	6,931,291
Natera, Inc.(b)	100,229	15,866,251
		22,797,542
Building Products–1.88%
AAON, Inc.(c)	38,378	4,516,323
Builders FirstSource, Inc.(b)(c)	36,059	5,153,913
Lennox International, Inc.(c)	13,863	8,446,726
		18,116,962
Cargo Ground Transportation–1.34%
XPO, Inc.(b)	98,798	12,957,358
Communications Equipment–1.04%
Motorola Solutions, Inc.	21,627	9,996,648
Construction & Engineering–4.45%
Comfort Systems USA, Inc.	29,191	12,378,736
EMCOR Group, Inc.	23,027	10,451,955
Quanta Services, Inc.	63,737	20,144,079
		42,974,770
Construction Machinery & Heavy Transportation Equipment– 1.54%
Wabtec Corp.	78,208	14,827,455
Consumer Electronics–1.14%
Garmin Ltd.	53,133	10,959,213
Shares		Value
Education Services–1.23%
Duolingo, Inc.(b)(c)	36,647	$11,882,057
Electrical Components & Equipment–1.73%
Vertiv Holdings Co., Class A	146,862	16,684,992
Electronic Components–1.59%
Coherent Corp.(b)	161,953	15,341,808
Electronic Equipment & Instruments–1.20%
Zebra Technologies Corp., Class A(b)	30,052	11,606,683
Electronic Manufacturing Services–1.38%
Flex Ltd.(b)	348,224	13,368,319
Environmental & Facilities Services–0.94%
Clean Harbors, Inc.(b)	39,554	9,102,958
Financial Exchanges & Data–1.62%
Tradeweb Markets, Inc., Class A(c)	119,691	15,669,946
Footwear–1.84%
Deckers Outdoor Corp.(b)	87,490	17,768,344
Health Care Distributors–1.35%
Cencora, Inc.	58,155	13,066,265
Health Care Equipment–1.04%
Insulet Corp.(b)	38,372	10,017,778
Health Care Facilities–2.80%
Encompass Health Corp.	191,920	17,723,812
Tenet Healthcare Corp.(b)	74,059	9,348,468
		27,072,280
Health Care Supplies–0.84%
Cooper Cos., Inc. (The)(b)	88,610	8,145,917
Hotels, Resorts & Cruise Lines–3.16%
Hilton Worldwide Holdings, Inc.	93,544	23,120,335
Viking Holdings Ltd.(b)	167,505	7,380,270
		30,500,605
Independent Power Producers & Energy Traders–0.88%
Vistra Corp.	61,472	8,475,145
Industrial Machinery & Supplies & Components–1.82%
Ingersoll Rand, Inc.(c)	55,909	5,057,528
ITT, Inc.	87,296	12,472,853
		17,530,381
Insurance Brokers–1.00%
Brown & Brown, Inc.(c)	94,837	9,675,271
Interactive Media & Services–0.64%
Reddit, Inc., Class A(b)	38,053	6,219,382
Internet Services & Infrastructure–2.98%
Cloudflare, Inc., Class A(b)	74,192	7,988,994
GoDaddy, Inc., Class A(b)	105,418	20,806,351
		28,795,345
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Discovery Mid Cap Growth Fund

Shares		Value
Investment Banking & Brokerage–4.90%
Evercore, Inc., Class A	62,527	$17,331,859
Jefferies Financial Group, Inc.	188,077	14,745,237
Raymond James Financial, Inc.	53,380	8,291,515
Robinhood Markets, Inc., Class A(b)	186,842	6,961,733
		47,330,344
IT Consulting & Other Services–0.77%
Gartner, Inc.(b)	15,324	7,424,018
Movies & Entertainment–1.38%
Spotify Technology S.A. (Sweden)(b)	29,793	13,328,792
Oil & Gas Equipment & Services–0.53%
TechnipFMC PLC (United Kingdom)	177,030	5,123,248
Oil & Gas Storage & Transportation–3.12%
Cheniere Energy, Inc.	30,919	6,643,566
Targa Resources Corp.	131,392	23,453,472
		30,097,038
Other Specialty Retail–0.68%
Tractor Supply Co.	123,065	6,529,829
Packaged Foods & Meats–0.65%
Freshpet, Inc.(b)(c)	42,123	6,238,838
Paper & Plastic Packaging Products & Materials–1.02%
Packaging Corp. of America	43,647	9,826,249
Real Estate Services–1.52%
Jones Lang LaSalle, Inc.(b)	57,893	14,655,034
Research & Consulting Services–0.87%
Parsons Corp.(b)(c)	90,776	8,374,086
Restaurants–2.52%
Cava Group, Inc.(b)	90,126	10,166,213
Texas Roadhouse, Inc.	78,641	14,189,195
		24,355,408
Semiconductors–4.82%
Astera Labs, Inc.(b)	128,955	17,080,090
MACOM Technology Solutions Holdings, Inc.(b)	119,387	15,509,565
Monolithic Power Systems, Inc.	23,658	13,998,439
		46,588,094
Steel–1.19%
Carpenter Technology Corp.	32,041	5,437,678
Shares		Value
Steel–(continued)
Steel Dynamics, Inc.(c)	53,057	$6,052,212
		11,489,890
Systems Software–1.77%
CyberArk Software Ltd.(b)	51,194	17,055,281
Trading Companies & Distributors–4.06%
FTAI Aviation Ltd.(c)	79,534	11,456,077
United Rentals, Inc.	18,486	13,022,278
W.W. Grainger, Inc.(c)	13,994	14,750,376
		39,228,731
Transaction & Payment Processing Services–1.85%
Affirm Holdings, Inc.(b)(c)	83,990	5,114,991
Fidelity National Information Services, Inc.	72,818	5,881,510
Toast, Inc., Class A(b)	189,287	6,899,511
		17,896,012
Total Common Stocks & Other Equity Interests (Cost $696,312,192)		950,804,914
Money Market Funds–1.81%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e)	6,213,703	6,213,703
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(e)	11,263,669	11,263,669
Total Money Market Funds (Cost $17,477,372)		17,477,372
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.27% (Cost $713,789,564)		968,282,286
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.21%
Invesco Private Government Fund, 4.50%(d)(e)(f)	13,942,461	13,942,461
Invesco Private Prime Fund, 4.53%(d)(e)(f)	36,347,558	36,358,462
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,300,923)		50,300,923
TOTAL INVESTMENTS IN SECURITIES–105.48% (Cost $764,090,487)		1,018,583,209
OTHER ASSETS LESS LIABILITIES—(5.48)%		(52,913,163)
NET ASSETS–100.00%		$965,670,046
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,828,110	$120,070,784	$(119,685,191)	$-	$-	$6,213,703	$382,063
Invesco Liquid Assets Portfolio, Institutional Class	3,888,914	40,800,332	(44,687,203)	(1,592)	(451)	-	153,899
Invesco Treasury Portfolio, Institutional Class	6,660,696	185,754,553	(181,151,580)	-	-	11,263,669	541,845
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,584,849	389,344,868	(389,987,256)	-	-	13,942,461	913,425*
Invesco Private Prime Fund	37,503,902	775,113,489	(776,240,066)	(2,938)	(15,925)	36,358,462	2,421,581*
Total	$68,466,471	$1,511,084,026	$(1,511,751,296)	$(4,530)	$(16,376)	$67,778,295	$4,412,813

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Discovery Mid Cap Growth Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $696,312,192)*	$950,804,914
Investments in affiliated money market funds, at value (Cost $67,778,295)	67,778,295
Cash	500,842
Receivable for:
Fund shares sold	180,151
Dividends	235,845
Investment for trustee deferred compensation and retirement plans	145,058
Other assets	2,284
Total assets	1,019,647,389
Liabilities:
Payable for:
Fund shares reacquired	3,034,526
Collateral upon return of securities loaned	50,300,923
Accrued fees to affiliates	450,104
Accrued other operating expenses	40,146
Trustee deferred compensation and retirement plans	151,644
Total liabilities	53,977,343
Net assets applicable to shares outstanding	$965,670,046
Net assets consist of:
Shares of beneficial interest	$636,846,233
Distributable earnings	328,823,813
$965,670,046
Net Assets:
Series I	$804,405,371
Series II	$161,264,675
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	10,309,345
Series II	2,409,590
Series I:
Net asset value per share	$78.03
Series II:
Net asset value per share	$66.93

*	At December 31, 2024, securities with an aggregate value of $49,080,396 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends	$4,983,770
Dividends from affiliated money market funds (includes net securities lending income of $126,616)	1,204,423
Total investment income	6,188,193
Expenses:
Advisory fees	6,243,896
Administrative services fees	1,501,117
Custodian fees	7,915
Distribution fees - Series II	391,754
Transfer agent fees	40,858
Trustees’ and officers’ fees and benefits	30,882
Reports to shareholders	69,046
Professional services fees	55,745
Other	9,617
Total expenses	8,350,830
Less: Expenses reimbursed	(22,035)
Net expenses	8,328,795
Net investment income (loss)	(2,140,602)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	117,740,649
Affiliated investment securities	(16,376)
117,724,273
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	81,874,075
Affiliated investment securities	(4,530)
81,869,545
Net realized and unrealized gain	199,593,818
Net increase in net assets resulting from operations	$197,453,216
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Discovery Mid Cap Growth Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income (loss)	$(2,140,602)	$(1,307,495)
Net realized gain	117,724,273	7,064,058
Change in net unrealized appreciation	81,869,545	94,332,053
Net increase in net assets resulting from operations	197,453,216	100,088,616
Share transactions–net:
Series I	(57,541,895)	(59,484,756)
Series II	(17,391,584)	(1,701,889)
Net increase (decrease) in net assets resulting from share transactions	(74,933,479)	(61,186,645)
Net increase in net assets	122,519,737	38,901,971
Net assets:
Beginning of year	843,150,309	804,248,338
End of year	$965,670,046	$843,150,309
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Discovery Mid Cap Growth Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$62.81	$(0.14)	$15.36	$15.22	$—	$—	$—	$78.03	24.23%	$804,405	0.86%	0.86%	(0.19)%	97%
Year ended 12/31/23	55.51	(0.07)	7.37	7.30	—	—	—	62.81	13.15	697,742	0.87	0.87	(0.12)	129
Year ended 12/31/22	114.63	(0.10)	(35.03)	(35.13)	—	(23.99)	(23.99)	55.51	(30.98)	673,217	0.84	0.86	(0.12)	97
Year ended 12/31/21	106.94	(0.62)	21.29	20.67	—	(12.98)	(12.98)	114.63	19.09	1,043,224	0.80	0.83	(0.54)	77
Year ended 12/31/20	83.82	(0.32)	30.78	30.46	(0.04)	(7.30)	(7.34)	106.94	40.70	963,414	0.80	0.86	(0.37)	87
Series II
Year ended 12/31/24	54.01	(0.27)	13.19	12.92	—	—	—	66.93	23.92	161,265	1.11	1.11	(0.44)	97
Year ended 12/31/23	47.85	(0.19)	6.35	6.16	—	—	—	54.01	12.88	145,409	1.12	1.12	(0.37)	129
Year ended 12/31/22	103.76	(0.27)	(31.65)	(31.92)	—	(23.99)	(23.99)	47.85	(31.14)	131,031	1.09	1.11	(0.37)	97
Year ended 12/31/21	98.05	(0.83)	19.52	18.69	—	(12.98)	(12.98)	103.76	18.79	208,990	1.05	1.08	(0.79)	77
Year ended 12/31/20	77.70	(0.50)	28.15	27.65	—	(7.30)	(7.30)	98.05	40.24	196,217	1.05	1.11	(0.62)	87

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $123,217,891 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Mid Cap Growth
Fund into the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
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Invesco V.I. Discovery Mid Cap Growth Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund.
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Invesco V.I. Discovery Mid Cap Growth Fund

Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $12,546 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $700 million	0.600%
Over $1.5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.68%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $22,035.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of
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Invesco V.I. Discovery Mid Cap Growth Fund

master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $132,533 for accounting and fund administrative services and was reimbursed $1,368,584 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $25,895 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$950,804,914	$—	$—	$950,804,914
Money Market Funds	17,477,372	50,300,923	—	67,778,295
Total Investments	$968,282,286	$50,300,923	$—	$1,018,583,209
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended December 31, 2024, the Fund engaged in securities purchases of $5,839,731.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
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Invesco V.I. Discovery Mid Cap Growth Fund

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Components of Net Assets at Period-End:
2024
Undistributed long-term capital gain	$76,928,656
Net unrealized appreciation — investments	252,011,445
Temporary book/tax differences	(116,288)
Shares of beneficial interest	636,846,233
Total net assets	$965,670,046
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to passive foreign investment companies and wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $877,138,481 and $949,407,243, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$262,099,067
Aggregate unrealized (depreciation) of investments	(10,087,622)
Net unrealized appreciation of investments	$252,011,445
Cost of investments for tax purposes is $766,571,764.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2024, undistributed net investment income (loss) was increased by $1,030,532 and shares of beneficial interest was decreased by $1,030,532. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	920,280	$65,922,292	430,684	$24,985,304
Series II	247,135	15,428,811	521,228	26,434,711
Reacquired:
Series I	(1,720,312)	(123,464,187)	(1,448,352)	(84,470,060)
Series II	(529,989)	(32,820,395)	(566,894)	(28,136,600)
Net increase (decrease) in share activity	(1,082,886)	$(74,933,479)	(1,063,334)	$(61,186,645)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. Discovery Mid Cap Growth Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Discovery Mid Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Discovery Mid Cap Growth Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
13
Invesco V.I. Discovery Mid Cap Growth Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
14
Invesco V.I. Discovery Mid Cap Growth Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco V.I. Discovery Mid Cap Growth Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Diversified Dividend Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIDDI-NCSR

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–97.07%
Aerospace & Defense–3.14%
Airbus SE (France)	29,810	$4,773,500
General Electric Co.	29,165	4,864,430
Northrop Grumman Corp.	9,118	4,278,986
		13,916,916
Apparel Retail–0.54%
TJX Cos., Inc. (The)	19,883	2,402,065
Application Software–2.50%
Intuit, Inc.	5,755	3,617,017
Salesforce, Inc.	22,369	7,478,628
		11,095,645
Asset Management & Custody Banks–2.16%
Ares Management Corp., Class A	12,507	2,214,114
BlackRock, Inc.	7,186	7,366,441
		9,580,555
Biotechnology–1.27%
AbbVie, Inc.	31,619	5,618,696
Building Products–2.55%
Carlisle Cos., Inc.	9,039	3,333,945
Fortune Brands Innovations, Inc.	33,485	2,288,030
Johnson Controls International PLC	72,296	5,706,323
		11,328,298
Cable & Satellite–1.74%
Comcast Corp., Class A	205,413	7,709,150
Communications Equipment–1.47%
Cisco Systems, Inc.	110,371	6,533,963
Construction Materials–1.62%
CRH PLC	77,888	7,206,198
Consumer Finance–2.40%
American Express Co.	16,464	4,886,351
Capital One Financial Corp.	32,394	5,776,498
		10,662,849
Consumer Staples Merchandise Retail–3.24%
Walmart, Inc.	159,065	14,371,523
Diversified Banks–8.54%
Fifth Third Bancorp(b)	77,653	3,283,169
JPMorgan Chase & Co.	60,703	14,551,116
PNC Financial Services Group, Inc. (The)	46,391	8,946,505
U.S. Bancorp	71,610	3,425,106
Wells Fargo & Co.	109,329	7,679,269
		37,885,165
Diversified Metals & Mining–0.50%
Teck Resources Ltd., Class B (Canada)	54,607	2,213,222
Electric Utilities–4.07%
American Electric Power Co., Inc.	44,060	4,063,654
Entergy Corp.(b)	103,634	7,857,530
Shares		Value
Electric Utilities–(continued)
PPL Corp.	189,717	$6,158,214
		18,079,398
Electrical Components & Equipment–3.76%
ABB Ltd. (Switzerland)	79,572	4,296,766
Emerson Electric Co.(b)	64,848	8,036,613
Hubbell, Inc.(b)	10,398	4,355,618
		16,688,997
Electronic Manufacturing Services–0.58%
TE Connectivity PLC (Switzerland)	18,065	2,582,753
Financial Exchanges & Data–1.02%
CME Group, Inc., Class A	19,577	4,546,367
Food Distributors–1.61%
Sysco Corp.	93,600	7,156,656
Health Care Equipment–3.74%
Becton, Dickinson and Co.	28,877	6,551,325
Medtronic PLC	85,249	6,809,690
Stryker Corp.	9,048	3,257,733
		16,618,748
Health Care Supplies–0.45%
Alcon AG	23,322	1,979,805
Home Improvement Retail–2.17%
Lowe’s Cos., Inc.	39,010	9,627,668
Hotels, Resorts & Cruise Lines–0.77%
Marriott International, Inc., Class A	12,228	3,410,878
Household Products–0.74%
Colgate-Palmolive Co.	35,914	3,264,942
Industrial Machinery & Supplies & Components–1.51%
Parker-Hannifin Corp.	10,527	6,695,488
Industrial REITs–1.62%
Prologis, Inc.	68,216	7,210,431
Integrated Oil & Gas–3.49%
Chevron Corp.(b)	68,586	9,933,996
Suncor Energy, Inc. (Canada)	155,347	5,542,781
		15,476,777
Integrated Telecommunication Services–2.18%
AT&T, Inc.	243,359	5,541,284
Deutsche Telekom AG (Germany)	138,283	4,143,384
		9,684,668
Investment Banking & Brokerage–2.96%
Charles Schwab Corp. (The)	84,381	6,245,038
Morgan Stanley	54,846	6,895,239
		13,140,277
Life Sciences Tools & Services–0.56%
Lonza Group AG (Switzerland)	4,220	2,490,806
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Diversified Dividend Fund

Shares		Value
Managed Health Care–2.67%
UnitedHealth Group, Inc.	23,449	$11,861,911
Movies & Entertainment–1.81%
Walt Disney Co. (The)	72,034	8,020,986
Multi-line Insurance–1.83%
American International Group, Inc.	111,576	8,122,733
Multi-Utilities–0.67%
Public Service Enterprise Group, Inc.	34,992	2,956,474
Oil & Gas Exploration & Production–2.29%
ConocoPhillips	102,638	10,178,610
Oil & Gas Storage & Transportation–0.70%
Cheniere Energy, Inc.	14,407	3,095,632
Paper & Plastic Packaging Products & Materials–0.80%
Smurfit WestRock PLC	65,895	3,549,105
Personal Care Products–0.41%
L’Oreal S.A. (France)	5,194	1,838,691
Pharmaceuticals–4.99%
AstraZeneca PLC (United Kingdom)	22,221	2,897,165
Johnson & Johnson	71,143	10,288,701
Merck & Co., Inc.	44,674	4,444,169
Sanofi S.A., ADR	94,007	4,533,958
		22,163,993
Property & Casualty Insurance–0.73%
Hartford Financial Services Group, Inc. (The)	29,581	3,236,161
Rail Transportation–1.95%
Union Pacific Corp.	37,981	8,661,187
Regional Banks–0.59%
Huntington Bancshares, Inc.	160,509	2,611,481
Restaurants–2.14%
McDonald’s Corp.	32,803	9,509,262
Semiconductor Materials & Equipment–0.53%
Lam Research Corp.	32,700	2,361,921
Semiconductors–3.29%
Analog Devices, Inc.	25,883	5,499,102
Broadcom, Inc.	19,358	4,487,959
Marvell Technology, Inc.	41,892	4,626,971
		14,614,032
Shares		Value
Soft Drinks & Non-alcoholic Beverages–0.91%
Coca-Cola Co. (The)	64,973	$4,045,219
Specialty Chemicals–0.49%
PPG Industries, Inc.(b)	18,056	2,156,789
Systems Software–2.01%
Microsoft Corp.	21,208	8,939,172
Telecom Tower REITs–0.63%
American Tower Corp.	15,136	2,776,094
Timber REITs–0.70%
Weyerhaeuser Co.	110,196	3,102,017
Tobacco–2.19%
Philip Morris International, Inc.	80,718	9,714,411
Trading Companies & Distributors–0.55%
AerCap Holdings N.V. (Ireland)	25,351	2,426,091
Transaction & Payment Processing Services–1.29%
Visa, Inc., Class A	18,131	5,730,121
Total Common Stocks & Other Equity Interests (Cost $332,246,286)		430,850,997
Money Market Funds–2.74%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(c)(d)	4,256,524	4,256,524
Invesco Treasury Portfolio, Institutional Class, 4.38%(c)(d)	7,904,300	7,904,300
Total Money Market Funds (Cost $12,160,824)		12,160,824
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $344,407,110)		443,011,821
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.44%
Invesco Private Government Fund, 4.50%(c)(d)(e)	9,181,026	9,181,026
Invesco Private Prime Fund, 4.53%(c)(d)(e)	23,861,310	23,868,468
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,049,494)		33,049,494
TOTAL INVESTMENTS IN SECURITIES–107.25% (Cost $377,456,604)		476,061,315
OTHER ASSETS LESS LIABILITIES—(7.25)%		(32,188,482)
NET ASSETS–100.00%		$443,872,833
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Diversified Dividend Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at December 31, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,052,089	$34,551,564	$(34,347,129)	$-	$-	$4,256,524	$168,508
Invesco Liquid Assets Portfolio, Institutional Class	2,894,590	13,246,704	(16,140,381)	(815)	(98)	-	71,974
Invesco Treasury Portfolio, Institutional Class	4,630,959	54,163,608	(50,890,267)	-	-	7,904,300	241,141
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,610,107	341,295,361	(337,724,442)	-	-	9,181,026	459,625*
Invesco Private Prime Fund	16,290,223	687,494,532	(679,903,191)	(1,377)	(11,719)	23,868,468	1,191,603*
Total	$33,477,968	$1,130,751,769	$(1,119,005,410)	$(2,192)	$(11,817)	$45,210,318	$2,132,851

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Diversified Dividend Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $332,246,286)*	$430,850,997
Investments in affiliated money market funds, at value (Cost $45,210,318)	45,210,318
Foreign currencies, at value (Cost $798)	741
Receivable for:
Fund shares sold	571,240
Dividends	920,592
Investment for trustee deferred compensation and retirement plans	75,237
Other assets	1,114
Total assets	477,630,239
Liabilities:
Payable for:
Fund shares reacquired	311,984
Amount due custodian	20,840
Collateral upon return of securities loaned	33,049,494
Accrued fees to affiliates	236,948
Accrued other operating expenses	37,529
Trustee deferred compensation and retirement plans	100,611
Total liabilities	33,757,406
Net assets applicable to shares outstanding	$443,872,833
Net assets consist of:
Shares of beneficial interest	$306,261,783
Distributable earnings	137,611,050
$443,872,833
Net Assets:
Series I	$212,914,348
Series II	$230,958,485
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	8,226,054
Series II	9,022,404
Series I:
Net asset value per share	$25.88
Series II:
Net asset value per share	$25.60

*	At December 31, 2024, securities with an aggregate value of $24,423,796 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $82,272)	$9,796,345
Dividends from affiliated money market funds (includes net securities lending income of $37,851)	519,474
Total investment income	10,315,819
Expenses:
Advisory fees	2,190,402
Administrative services fees	733,141
Custodian fees	7,206
Distribution fees - Series II	575,772
Transfer agent fees	21,765
Trustees’ and officers’ fees and benefits	27,676
Reports to shareholders	86,756
Professional services fees	53,038
Other	1,565
Total expenses	3,697,321
Less: Fees waived	(9,593)
Net expenses	3,687,728
Net investment income	6,628,091
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	34,105,329
Affiliated investment securities	(11,817)
Foreign currencies	7,477
34,100,989
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	14,133,956
Affiliated investment securities	(2,192)
Foreign currencies	(19,091)
14,112,673
Net realized and unrealized gain	48,213,662
Net increase in net assets resulting from operations	$54,841,753
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Diversified Dividend Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$6,628,091	$7,548,302
Net realized gain	34,100,989	17,493,462
Change in net unrealized appreciation	14,112,673	11,676,553
Net increase in net assets resulting from operations	54,841,753	36,718,317
Distributions to shareholders from distributable earnings:
Series I	(12,514,661)	(21,379,256)
Series II	(13,059,334)	(22,048,743)
Total distributions from distributable earnings	(25,573,995)	(43,427,999)
Share transactions–net:
Series I	(16,040,435)	(7,637,569)
Series II	(7,566,093)	(2,245,590)
Net increase (decrease) in net assets resulting from share transactions	(23,606,528)	(9,883,159)
Net increase (decrease) in net assets	5,661,230	(16,592,841)
Net assets:
Beginning of year	438,211,603	454,804,444
End of year	$443,872,833	$438,211,603
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Diversified Dividend Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$24.24	$0.42	$2.81	$3.23	$(0.51)	$(1.08)	$(1.59)	$25.88	13.22%	$212,914	0.70%	0.70%	1.61%	46%
Year ended 12/31/23	24.99	0.46	1.45	1.91	(0.52)	(2.14)	(2.66)	24.24	9.05	214,556	0.68	0.68	1.86	45
Year ended 12/31/22	29.82	0.54	(1.16)	(0.62)	(0.56)	(3.65)	(4.21)	24.99	(1.68)	225,216	0.67	0.67	1.91	40
Year ended 12/31/21	25.72	0.52	4.32	4.84	(0.63)	(0.11)	(0.74)	29.82	18.89	242,810	0.68	0.68	1.81	45
Year ended 12/31/20	27.23	0.58	(0.67)	(0.09)	(0.77)	(0.65)	(1.42)	25.72	0.14	233,073	0.70	0.70	2.41	9
Series II
Year ended 12/31/24	23.99	0.35	2.78	3.13	(0.44)	(1.08)	(1.52)	25.60	12.96	230,958	0.95	0.95	1.36	46
Year ended 12/31/23	24.75	0.40	1.43	1.83	(0.45)	(2.14)	(2.59)	23.99	8.77	223,655	0.93	0.93	1.61	45
Year ended 12/31/22	29.57	0.46	(1.15)	(0.69)	(0.48)	(3.65)	(4.13)	24.75	(1.93)	229,588	0.92	0.92	1.66	40
Year ended 12/31/21	25.52	0.44	4.29	4.73	(0.57)	(0.11)	(0.68)	29.57	18.59	245,103	0.93	0.93	1.56	45
Year ended 12/31/20	27.03	0.52	(0.68)	(0.16)	(0.71)	(0.64)	(1.35)	25.52	(0.13)	218,234	0.95	0.95	2.16	9

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Diversified Dividend Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
8
Invesco V.I. Diversified Dividend Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund.
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Invesco V.I. Diversified Dividend Fund

Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $4,075 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - As a group, securities that pay high dividends may fall out of favor with investors and underperform companies that do not pay high dividends. Companies that pay dividends are not required to continue paying them. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or an anticipated acceleration of dividends may not occur. Depending on market conditions, dividend paying that meet the Fund’s investment criteria may not be widely available for purchase by the Fund, which may increase the volatility of the Fund’s returns and limit its ability to produce current income while remaining fully diversified. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.545%
Next $750 million	0.420%
Next $1 billion	0.395%
Over $2 billion	0.370%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.49%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
10
Invesco V.I. Diversified Dividend Fund

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $9,593.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $63,356 for accounting and fund administrative services and was reimbursed $669,785 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $193 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$410,410,685	$20,440,312	$—	$430,850,997
Money Market Funds	12,160,824	33,049,494	—	45,210,318
Total Investments	$422,571,509	$53,489,806	$—	$476,061,315
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
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Invesco V.I. Diversified Dividend Fund

NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$9,730,957	$8,011,731
Long-term capital gain	15,843,038	35,416,268
Total distributions	$25,573,995	$43,427,999

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$8,582,624
Undistributed long-term capital gain	31,004,573
Net unrealized appreciation — investments	98,106,352
Net unrealized appreciation (depreciation) — foreign currencies	(10,536)
Temporary book/tax differences	(71,963)
Shares of beneficial interest	306,261,783
Total net assets	$443,872,833
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $202,514,921 and $246,637,272, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$105,077,228
Aggregate unrealized (depreciation) of investments	(6,970,876)
Net unrealized appreciation of investments	$98,106,352
Cost of investments for tax purposes is $377,954,963.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions, on December 31, 2024, undistributed net investment income was increased by $7,477 and undistributed net realized gain was decreased by $7,477. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 9—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	388,380	$10,068,800	473,877	$11,718,243
Series II	491,304	12,624,290	487,891	12,011,479
Issued as reinvestment of dividends:
Series I	478,206	12,514,661	999,498	21,379,256
Series II	504,221	13,059,334	1,041,017	22,048,743
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Invesco V.I. Diversified Dividend Fund

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(1,492,673)	$(38,623,896)	(1,634,224)	$(40,735,068)
Series II	(1,296,164)	(33,249,717)	(1,482,449)	(36,305,812)
Net increase (decrease) in share activity	(926,726)	$(23,606,528)	(114,390)	$(9,883,159)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco V.I. Diversified Dividend Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Diversified Dividend Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Diversified Dividend Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco V.I. Diversified Dividend Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$15,843,038
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	86.43%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco V.I. Diversified Dividend Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco V.I. Diversified Dividend Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Equally-Weighted S&P 500 Fund

2	Schedule of Investments
10	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Report of Independent Registered Public Accounting Firm
20	Tax Information
21	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
MS-VIEWSP-NCSR

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–99.33%
Advertising–0.39%
Interpublic Group of Cos., Inc. (The)	33,184	$929,816
Omnicom Group, Inc.	10,845	933,104
		1,862,920
Aerospace & Defense–2.43%
Axon Enterprise, Inc.(b)	1,555	924,168
Boeing Co. (The)(b)(c)	6,019	1,065,363
General Dynamics Corp.(c)	3,763	991,513
General Electric Co.(c)	5,923	987,897
Howmet Aerospace, Inc.	8,605	941,129
Huntington Ingalls Industries, Inc.	5,215	985,479
L3Harris Technologies, Inc.	4,364	917,662
Lockheed Martin Corp.	1,981	962,647
Northrop Grumman Corp.	2,100	985,509
RTX Corp.(c)	8,541	988,364
Textron, Inc.(c)	12,162	930,271
TransDigm Group, Inc.	801	1,015,091
		11,695,093
Agricultural & Farm Machinery–0.20%
Deere & Co.(c)	2,229	944,427
Agricultural Products & Services–0.39%
Archer-Daniels-Midland Co.(c)	18,874	953,514
Bunge Global S.A.	11,780	916,013
		1,869,527
Air Freight & Logistics–0.80%
C.H. Robinson Worldwide, Inc.(c)	9,153	945,688
Expeditors International of Washington, Inc.(c)	8,296	918,948
FedEx Corp.(c)	3,553	999,565
United Parcel Service, Inc., Class B(c)	7,736	975,510
		3,839,711
Apparel Retail–0.40%
Ross Stores, Inc.	6,493	982,196
TJX Cos., Inc. (The)	7,877	951,621
		1,933,817
Apparel, Accessories & Luxury Goods–0.63%
lululemon athletica, inc.(b)(c)	2,499	955,643
Ralph Lauren Corp.(c)	4,392	1,014,464
Tapestry, Inc.	16,033	1,047,436
		3,017,543
Application Software–2.54%
Adobe, Inc.(b)	1,816	807,539
ANSYS, Inc.(b)	2,904	979,606
Autodesk, Inc.(b)	3,249	960,307
Cadence Design Systems, Inc.(b)	3,235	971,988
Fair Isaac Corp.(b)	455	905,873
Intuit, Inc.	1,490	936,465
Palantir Technologies, Inc., Class A(b)	13,775	1,041,803
PTC, Inc.(b)(c)	4,947	909,605
Roper Technologies, Inc.	1,815	943,528
Salesforce, Inc.	2,815	941,139
Shares		Value
Application Software–(continued)
Synopsys, Inc.(b)	1,950	$946,452
Tyler Technologies, Inc.(b)	1,598	921,471
Workday, Inc., Class A(b)	3,667	946,196
		12,211,972
Asset Management & Custody Banks–1.97%
Ameriprise Financial, Inc.(c)	1,813	965,296
Bank of New York Mellon Corp. (The)(c)	12,537	963,218
BlackRock, Inc.	938	961,553
Blackstone, Inc., Class A	5,191	895,032
Franklin Resources, Inc.	44,611	905,157
Invesco Ltd.(d)	54,255	948,377
KKR & Co., Inc., Class A	6,346	938,637
Northern Trust Corp.	9,499	973,648
State Street Corp.	10,062	987,585
T. Rowe Price Group, Inc.	8,207	928,130
		9,466,633
Automobile Manufacturers–0.61%
Ford Motor Co.	95,949	949,895
General Motors Co.	19,194	1,022,464
Tesla, Inc.(b)	2,351	949,428
		2,921,787
Automotive Parts & Equipment–0.40%
Aptiv PLC(b)	16,961	1,025,801
BorgWarner, Inc.(c)	28,465	904,903
		1,930,704
Automotive Retail–0.59%
AutoZone, Inc.(b)	299	957,398
CarMax, Inc.(b)	11,481	938,686
O’Reilly Automotive, Inc.(b)	787	933,225
		2,829,309
Biotechnology–1.59%
AbbVie, Inc.(c)	5,728	1,017,866
Amgen, Inc.	3,653	952,118
Biogen, Inc.(b)	6,343	969,972
Gilead Sciences, Inc.	10,812	998,704
Incyte Corp.(b)	13,779	951,715
Moderna, Inc.(b)	23,305	969,022
Regeneron Pharmaceuticals, Inc.(b)	1,292	920,330
Vertex Pharmaceuticals, Inc.(b)	2,133	858,959
		7,638,686
Brewers–0.19%
Molson Coors Beverage Co., Class B(c)	16,270	932,596
Broadcasting–0.41%
Fox Corp., Class A(c)	13,839	672,299
Fox Corp., Class B	8,256	377,629
Paramount Global, Class B	89,261	933,670
		1,983,598
Broadline Retail–0.40%
Amazon.com, Inc.(b)	4,338	951,714
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Broadline Retail–(continued)
eBay, Inc.(c)	15,812	$979,553
		1,931,267
Building Products–1.52%
A.O. Smith Corp.	13,705	934,818
Allegion PLC	7,112	929,396
Builders FirstSource, Inc.(b)(c)	5,802	829,280
Carrier Global Corp.(c)	13,553	925,128
Johnson Controls International PLC	11,888	938,320
Lennox International, Inc.(c)	1,519	925,527
Masco Corp.	12,588	913,511
Trane Technologies PLC	2,496	921,897
		7,317,877
Cable & Satellite–0.38%
Charter Communications, Inc., Class A(b)	2,639	904,570
Comcast Corp., Class A	25,153	943,992
		1,848,562
Cargo Ground Transportation–0.37%
J.B. Hunt Transport Services, Inc.	5,488	936,582
Old Dominion Freight Line, Inc.(c)	4,877	860,303
		1,796,885
Casinos & Gaming–0.77%
Caesars Entertainment, Inc.(b)	26,915	899,499
Las Vegas Sands Corp.(c)	18,344	942,148
MGM Resorts International(b)(c)	27,039	936,901
Wynn Resorts Ltd.	10,491	903,905
		3,682,453
Commodity Chemicals–0.40%
Dow, Inc.	24,068	965,849
LyondellBasell Industries N.V., Class A	13,065	970,337
		1,936,186
Communications Equipment–1.03%
Arista Networks, Inc.(b)	9,315	1,029,587
Cisco Systems, Inc.	17,048	1,009,242
F5, Inc.(b)	3,841	965,896
Juniper Networks, Inc.	26,714	1,000,439
Motorola Solutions, Inc.	2,089	965,599
		4,970,763
Computer & Electronics Retail–0.20%
Best Buy Co., Inc.(c)	11,472	984,298
Construction & Engineering–0.20%
Quanta Services, Inc.	2,988	944,357
Construction Machinery & Heavy Transportation Equipment– 0.77%
Caterpillar, Inc.	2,569	931,931
Cummins, Inc.	2,698	940,523
PACCAR, Inc.	8,622	896,860
Wabtec Corp.	4,900	928,991
		3,698,305
Construction Materials–0.38%
Martin Marietta Materials, Inc.(c)	1,783	920,919
Vulcan Materials Co.(c)	3,573	919,083
		1,840,002
Shares		Value
Consumer Electronics–0.19%
Garmin Ltd.	4,524	$933,120
Consumer Finance–0.80%
American Express Co.	3,304	980,594
Capital One Financial Corp.	5,369	957,400
Discover Financial Services	5,604	970,781
Synchrony Financial(c)	14,575	947,375
		3,856,150
Consumer Staples Merchandise Retail–1.01%
Costco Wholesale Corp.	1,004	919,935
Dollar General Corp.	12,514	948,812
Dollar Tree, Inc.(b)(c)	13,944	1,044,963
Target Corp.	7,345	992,897
Walmart, Inc.	10,518	950,301
		4,856,908
Copper–0.18%
Freeport-McMoRan, Inc.	23,229	884,560
Data Center REITs–0.40%
Digital Realty Trust, Inc.(c)	5,335	946,056
Equinix, Inc.	1,026	967,405
		1,913,461
Data Processing & Outsourced Services–0.20%
Broadridge Financial Solutions, Inc.(c)	4,240	958,622
Distillers & Vintners–0.37%
Brown-Forman Corp., Class B(c)	22,206	843,384
Constellation Brands, Inc., Class A	4,164	920,244
		1,763,628
Distributors–0.58%
Genuine Parts Co.(c)	8,121	948,208
LKQ Corp.	25,870	950,723
Pool Corp.(c)	2,659	906,559
		2,805,490
Diversified Banks–1.59%
Bank of America Corp.	21,676	952,660
Citigroup, Inc.	13,880	977,013
Fifth Third Bancorp(c)	21,799	921,662
JPMorgan Chase & Co.	4,101	983,051
KeyCorp(c)	54,551	935,004
PNC Financial Services Group, Inc. (The)	4,911	947,087
U.S. Bancorp	19,463	930,915
Wells Fargo & Co.	13,950	979,848
		7,627,240
Diversified Financial Services–0.19%
Apollo Global Management, Inc.(c)	5,592	923,575
Diversified Support Services–0.37%
Cintas Corp.	4,734	864,902
Copart, Inc.(b)	15,953	915,542
		1,780,444
Drug Retail–0.20%
Walgreens Boots Alliance, Inc.(c)	101,508	947,070
Electric Utilities–3.47%
Alliant Energy Corp.(c)	16,534	977,821
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
American Electric Power Co., Inc.(c)	10,668	$983,910
Constellation Energy Corp.	4,222	944,504
Duke Energy Corp.	9,114	981,942
Edison International(c)	12,244	977,561
Entergy Corp.(c)	13,509	1,024,252
Evergy, Inc.	16,040	987,262
Eversource Energy(c)	16,650	956,209
Exelon Corp.	27,172	1,022,754
FirstEnergy Corp.(c)	24,896	990,363
NextEra Energy, Inc.	13,501	967,887
NRG Energy, Inc.	10,461	943,791
PG&E Corp.(c)	50,421	1,017,496
Pinnacle West Capital Corp.(c)	11,237	952,560
PPL Corp.	30,517	990,582
Southern Co. (The)(c)	11,998	987,675
Xcel Energy, Inc.(c)	14,611	986,535
		16,693,104
Electrical Components & Equipment–1.16%
AMETEK, Inc.(c)	5,294	954,296
Eaton Corp. PLC	2,760	915,961
Emerson Electric Co.(c)	7,632	945,834
Generac Holdings, Inc.(b)(c)	5,815	901,616
Hubbell, Inc.(c)	2,186	915,693
Rockwell Automation, Inc.	3,359	959,969
		5,593,369
Electronic Components–0.40%
Amphenol Corp., Class A(c)	13,584	943,409
Corning, Inc.	20,971	996,542
		1,939,951
Electronic Equipment & Instruments–0.80%
Keysight Technologies, Inc.(b)	5,954	956,391
Teledyne Technologies, Inc.(b)	2,104	976,529
Trimble, Inc.(b)(c)	13,505	954,263
Zebra Technologies Corp., Class A(b)(c)	2,471	954,350
		3,841,533
Electronic Manufacturing Services–0.42%
Jabil, Inc.	7,471	1,075,077
TE Connectivity PLC (Switzerland)	6,666	953,038
		2,028,115
Environmental & Facilities Services–0.79%
Republic Services, Inc.	4,748	955,203
Rollins, Inc.	20,380	944,613
Veralto Corp.(c)	9,481	965,640
Waste Management, Inc.	4,662	940,745
		3,806,201
Fertilizers & Agricultural Chemicals–0.76%
CF Industries Holdings, Inc.	11,120	948,758
Corteva, Inc.(c)	16,708	951,688
FMC Corp.(c)	17,694	860,105
Mosaic Co. (The)	37,312	917,129
		3,677,680
Financial Exchanges & Data–1.80%
Cboe Global Markets, Inc.	4,930	963,322
CME Group, Inc., Class A	4,263	989,996
Shares		Value
Financial Exchanges & Data–(continued)
FactSet Research Systems, Inc.	2,038	$978,811
Intercontinental Exchange, Inc.	6,315	940,998
MarketAxess Holdings, Inc.	4,253	961,348
Moody’s Corp.(c)	2,003	948,160
MSCI, Inc.	1,586	951,616
Nasdaq, Inc.	12,284	949,676
S&P Global, Inc.	1,935	963,688
		8,647,615
Food Distributors–0.20%
Sysco Corp.	12,431	950,474
Food Retail–0.21%
Kroger Co. (The)	16,286	995,889
Footwear–0.41%
Deckers Outdoor Corp.(b)	4,874	989,861
NIKE, Inc., Class B	12,668	958,587
		1,948,448
Gas Utilities–0.21%
Atmos Energy Corp.(c)	7,133	993,413
Gold–0.18%
Newmont Corp.	23,624	879,285
Health Care Distributors–0.80%
Cardinal Health, Inc.	8,446	998,909
Cencora, Inc.(c)	4,307	967,697
Henry Schein, Inc.(b)(c)	12,997	899,392
McKesson Corp.(c)	1,732	987,084
		3,853,082
Health Care Equipment–3.42%
Abbott Laboratories	8,751	989,826
Baxter International, Inc.(c)	32,220	939,535
Becton, Dickinson and Co.(c)	4,519	1,025,226
Boston Scientific Corp.(b)	11,030	985,200
DexCom, Inc.(b)(c)	12,413	965,359
Edwards Lifesciences Corp.(b)	13,533	1,001,848
GE HealthCare Technologies, Inc.	12,071	943,711
Hologic, Inc.(b)(c)	13,224	953,318
IDEXX Laboratories, Inc.(b)	2,285	944,710
Insulet Corp.(b)	3,652	953,428
Intuitive Surgical, Inc.(b)	1,837	958,841
Medtronic PLC	12,046	962,234
ResMed, Inc.(c)	4,064	929,396
STERIS PLC	4,765	979,493
Stryker Corp.	2,655	955,933
Teleflex, Inc.	5,440	968,211
Zimmer Biomet Holdings, Inc.	9,343	986,901
		16,443,170
Health Care Facilities–0.39%
HCA Healthcare, Inc.	3,169	951,175
Universal Health Services, Inc., Class B	5,237	939,623
		1,890,798
Health Care REITs–0.80%
Alexandria Real Estate Equities, Inc.(c)	9,661	942,431
Healthpeak Properties, Inc.	46,960	951,879
Ventas, Inc.	16,450	968,740
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Health Care REITs–(continued)
Welltower, Inc.	7,768	$979,001
		3,842,051
Health Care Services–0.98%
Cigna Group (The)	3,397	938,048
CVS Health Corp.	19,297	866,242
DaVita, Inc.(b)(c)	6,423	960,560
Labcorp Holdings, Inc.	4,323	991,350
Quest Diagnostics, Inc.	6,416	967,918
		4,724,118
Health Care Supplies–0.57%
Align Technology, Inc.(b)	4,170	869,487
Cooper Cos., Inc. (The)(b)	10,061	924,908
Solventum Corp.(b)	14,170	936,070
		2,730,465
Heavy Electrical Equipment–0.20%
GE Vernova, Inc.	2,905	955,542
Home Furnishings–0.19%
Mohawk Industries, Inc.(b)	7,626	908,485
Home Improvement Retail–0.38%
Home Depot, Inc. (The)	2,370	921,906
Lowe’s Cos., Inc.	3,728	920,071
		1,841,977
Homebuilding–0.75%
D.R. Horton, Inc.(c)	6,499	908,690
Lennar Corp., Class A	6,315	861,176
NVR, Inc.(b)	113	924,216
PulteGroup, Inc.	8,193	892,218
		3,586,300
Hotel & Resort REITs–0.19%
Host Hotels & Resorts, Inc.(c)	52,765	924,443
Hotels, Resorts & Cruise Lines–1.58%
Airbnb, Inc., Class A(b)	7,194	945,364
Booking Holdings, Inc.	189	939,031
Carnival Corp.(b)(c)	37,536	935,397
Expedia Group, Inc.(b)(c)	5,249	978,046
Hilton Worldwide Holdings, Inc.	3,887	960,711
Marriott International, Inc., Class A	3,424	955,091
Norwegian Cruise Line Holdings Ltd.(b)(c)	36,321	934,539
Royal Caribbean Cruises Ltd.	4,068	938,447
		7,586,626
Household Products–1.03%
Church & Dwight Co., Inc.(c)	9,460	990,557
Clorox Co. (The)	6,066	985,179
Colgate-Palmolive Co.(c)	10,768	978,919
Kimberly-Clark Corp.	7,647	1,002,063
Procter & Gamble Co. (The)(c)	5,854	981,423
		4,938,141
Human Resource & Employment Services–0.78%
Automatic Data Processing, Inc.(c)	3,321	972,156
Dayforce, Inc.(b)(c)	12,758	926,741
Paychex, Inc.(c)	7,076	992,197
Shares		Value
Human Resource & Employment Services–(continued)
Paycom Software, Inc.(c)	4,157	$852,060
		3,743,154
Independent Power Producers & Energy Traders–0.39%
AES Corp. (The)	73,498	945,919
Vistra Corp.	6,841	943,169
		1,889,088
Industrial Conglomerates–0.41%
3M Co.	7,697	993,606
Honeywell International, Inc.(c)	4,361	985,106
		1,978,712
Industrial Gases–0.39%
Air Products and Chemicals, Inc.	3,198	927,548
Linde PLC	2,267	949,125
		1,876,673
Industrial Machinery & Supplies & Components–2.31%
Dover Corp.(c)	4,964	931,246
Fortive Corp.	12,760	957,000
IDEX Corp.(c)	4,378	916,272
Illinois Tool Works, Inc.(c)	3,659	927,776
Ingersoll Rand, Inc.(c)	9,823	888,589
Nordson Corp.	4,003	837,588
Otis Worldwide Corp.(c)	10,090	934,435
Parker-Hannifin Corp.	1,455	925,424
Pentair PLC	9,146	920,453
Snap-on, Inc.(c)	2,807	952,920
Stanley Black & Decker, Inc.(c)	11,919	956,976
Xylem, Inc.(c)	8,096	939,298
		11,087,977
Industrial REITs–0.20%
Prologis, Inc.(c)	8,921	942,950
Insurance Brokers–1.03%
Aon PLC, Class A	2,749	987,331
Arthur J. Gallagher & Co.	3,522	999,720
Brown & Brown, Inc.(c)	9,594	978,780
Marsh & McLennan Cos., Inc.	4,660	989,830
Willis Towers Watson PLC	3,224	1,009,886
		4,965,547
Integrated Oil & Gas–0.60%
Chevron Corp.(c)	6,394	926,107
Exxon Mobil Corp.	8,925	960,062
Occidental Petroleum Corp.(c)	20,607	1,018,192
		2,904,361
Integrated Telecommunication Services–0.40%
AT&T, Inc.	42,540	968,636
Verizon Communications, Inc.	23,787	951,242
		1,919,878
Interactive Home Entertainment–0.39%
Electronic Arts, Inc.(c)	6,093	891,406
Take-Two Interactive Software, Inc.(b)(c)	5,244	965,315
		1,856,721
Interactive Media & Services–0.61%
Alphabet, Inc., Class A	2,809	531,744
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Interactive Media & Services–(continued)
Alphabet, Inc., Class C(c)	2,288	$435,727
Match Group, Inc.(b)(c)	31,729	1,037,855
Meta Platforms, Inc., Class A	1,579	924,520
		2,929,846
Internet Services & Infrastructure–0.61%
Akamai Technologies, Inc.(b)(c)	9,986	955,161
GoDaddy, Inc., Class A(b)(c)	4,794	946,192
VeriSign, Inc.(b)	4,994	1,033,558
		2,934,911
Investment Banking & Brokerage–0.79%
Charles Schwab Corp. (The)	12,120	897,001
Goldman Sachs Group, Inc. (The)	1,686	965,437
Morgan Stanley	7,828	984,136
Raymond James Financial, Inc.	6,184	960,561
		3,807,135
IT Consulting & Other Services–0.98%
Accenture PLC, Class A (Ireland)	2,735	962,146
Cognizant Technology Solutions Corp., Class A	12,293	945,332
EPAM Systems, Inc.(b)	3,948	923,121
Gartner, Inc.(b)	1,926	933,089
International Business Machines Corp.	4,340	954,062
		4,717,750
Leisure Products–0.18%
Hasbro, Inc.	15,515	867,444
Life & Health Insurance–1.04%
Aflac, Inc.(c)	9,585	991,472
Globe Life, Inc.	9,506	1,060,109
MetLife, Inc.	12,434	1,018,096
Principal Financial Group, Inc.(c)	12,510	968,399
Prudential Financial, Inc.	8,222	974,554
		5,012,630
Life Sciences Tools & Services–2.01%
Agilent Technologies, Inc.(c)	7,074	950,321
Bio-Techne Corp.(c)	13,004	936,678
Charles River Laboratories International, Inc.(b)	5,161	952,721
Danaher Corp.	4,243	973,981
IQVIA Holdings, Inc.(b)	4,968	976,262
Mettler-Toledo International, Inc.(b)	786	961,812
Revvity, Inc.(c)	8,563	955,716
Thermo Fisher Scientific, Inc.	1,869	972,310
Waters Corp.(b)(c)	2,593	961,951
West Pharmaceutical Services, Inc.	3,139	1,028,211
		9,669,963
Managed Health Care–1.01%
Centene Corp.(b)	17,554	1,063,421
Elevance Health, Inc.	2,591	955,820
Humana, Inc.(c)	3,590	910,819
Molina Healthcare, Inc.(b)(c)	3,326	968,032
UnitedHealth Group, Inc.	1,872	946,970
		4,845,062
Metal, Glass & Plastic Containers–0.20%
Ball Corp.(c)	17,398	959,152
Shares		Value
Movies & Entertainment–0.80%
Live Nation Entertainment, Inc.(b)	7,416	$960,372
Netflix, Inc.(b)	1,066	950,147
Walt Disney Co. (The)	8,715	970,415
Warner Bros. Discovery, Inc.(b)	92,314	975,759
		3,856,693
Multi-Family Residential REITs–1.21%
AvalonBay Communities, Inc.(c)	4,416	971,388
Camden Property Trust(c)	8,292	962,204
Equity Residential(c)	13,724	984,834
Essex Property Trust, Inc.	3,351	956,509
Mid-America Apartment Communities, Inc.(c)	6,309	975,182
UDR, Inc.	22,542	978,548
		5,828,665
Multi-line Insurance–0.21%
American International Group, Inc.	13,564	987,459
Multi-Sector Holdings–0.20%
Berkshire Hathaway, Inc., Class B(b)(c)	2,165	981,351
Multi-Utilities–2.06%
Ameren Corp.(c)	11,117	990,969
CenterPoint Energy, Inc.(c)	31,800	1,009,014
CMS Energy Corp.(c)	14,948	996,284
Consolidated Edison, Inc.(c)	10,769	960,918
Dominion Energy, Inc.(c)	18,405	991,293
DTE Energy Co.(c)	8,255	996,791
NiSource, Inc.	27,172	998,843
Public Service Enterprise Group, Inc.	11,674	986,336
Sempra(c)	11,427	1,002,377
WEC Energy Group, Inc.(c)	10,447	982,436
		9,915,261
Office REITs–0.19%
BXP, Inc.(c)	12,487	928,533
Oil & Gas Equipment & Services–0.58%
Baker Hughes Co., Class A(c)	23,524	964,955
Halliburton Co.	34,207	930,088
Schlumberger N.V.	23,921	917,131
		2,812,174
Oil & Gas Exploration & Production–1.82%
APA Corp.(c)	44,631	1,030,530
ConocoPhillips	9,774	969,288
Coterra Energy, Inc.(c)	39,402	1,006,327
Devon Energy Corp.	28,735	940,497
Diamondback Energy, Inc.	6,094	998,380
EOG Resources, Inc.(c)	7,830	959,801
EQT Corp.(c)	21,914	1,010,454
Hess Corp.	7,018	933,464
Texas Pacific Land Corp.(c)	828	915,735
		8,764,476
Oil & Gas Refining & Marketing–0.57%
Marathon Petroleum Corp.	6,573	916,934
Phillips 66(c)	7,970	908,022
Valero Energy Corp.	7,494	918,689
		2,743,645
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Storage & Transportation–0.81%
Kinder Morgan, Inc.	37,062	$1,015,499
ONEOK, Inc.(c)	9,574	961,229
Targa Resources Corp.	5,362	957,117
Williams Cos., Inc. (The)	18,033	975,946
		3,909,791
Other Specialized REITs–0.39%
Iron Mountain, Inc.(c)	8,832	928,332
VICI Properties, Inc.	31,901	931,828
		1,860,160
Other Specialty Retail–0.40%
Tractor Supply Co.	17,493	928,179
Ulta Beauty, Inc.(b)	2,322	1,009,907
		1,938,086
Packaged Foods & Meats–2.39%
Campbell’s Co. (The)(c)	23,229	972,830
Conagra Brands, Inc.	36,020	999,555
General Mills, Inc.(c)	15,249	972,429
Hershey Co. (The)(c)	5,643	955,642
Hormel Foods Corp.	29,795	934,669
J.M. Smucker Co. (The)	8,820	971,258
Kellanova	12,386	1,002,894
Kraft Heinz Co. (The)(c)	31,922	980,325
Lamb Weston Holdings, Inc.(c)	13,325	890,510
McCormick & Co., Inc.	12,277	935,998
Mondelez International, Inc., Class A(c)	15,824	945,168
Tyson Foods, Inc., Class A	16,131	926,565
		11,487,843
Paper & Plastic Packaging Products & Materials–1.00%
Amcor PLC	99,684	938,027
Avery Dennison Corp.(c)	5,056	946,129
International Paper Co.(c)	18,321	986,036
Packaging Corp. of America	4,186	942,394
Smurfit WestRock PLC	18,677	1,005,943
		4,818,529
Passenger Airlines–0.61%
Delta Air Lines, Inc.	15,735	951,968
Southwest Airlines Co.	29,745	1,000,027
United Airlines Holdings, Inc.(b)	10,093	980,030
		2,932,025
Passenger Ground Transportation–0.21%
Uber Technologies, Inc.(b)	16,326	984,784
Personal Care Products–0.39%
Estee Lauder Cos., Inc. (The), Class A	12,298	922,104
Kenvue, Inc.	44,952	959,725
		1,881,829
Pharmaceuticals–1.43%
Bristol-Myers Squibb Co.	17,632	997,266
Eli Lilly and Co.	1,255	968,860
Johnson & Johnson	6,811	985,007
Merck & Co., Inc.	10,013	996,093
Pfizer, Inc.	39,589	1,050,296
Viatris, Inc.(c)	78,340	975,333
Shares		Value
Pharmaceuticals–(continued)
Zoetis, Inc.	5,638	$918,600
		6,891,455
Property & Casualty Insurance–2.25%
Allstate Corp. (The)	5,167	996,146
Arch Capital Group Ltd.	10,618	980,572
Assurant, Inc.	4,604	981,665
Chubb Ltd.	3,616	999,101
Cincinnati Financial Corp.	6,585	946,264
Erie Indemnity Co., Class A(c)	2,452	1,010,788
Hartford Financial Services Group, Inc. (The)	8,837	966,768
Loews Corp.	11,786	998,156
Progressive Corp. (The)	4,098	981,922
Travelers Cos., Inc. (The)	4,077	982,109
W.R. Berkley Corp.	16,384	958,792
		10,802,283
Publishing–0.20%
News Corp., Class A	25,899	713,258
News Corp., Class B	7,653	232,881
		946,139
Rail Transportation–0.60%
CSX Corp.	29,718	959,000
Norfolk Southern Corp.	4,040	948,188
Union Pacific Corp.(c)	4,273	974,415
		2,881,603
Real Estate Services–0.39%
CBRE Group, Inc., Class A(b)	7,256	952,640
CoStar Group, Inc.(b)	12,875	921,722
		1,874,362
Regional Banks–0.97%
Citizens Financial Group, Inc.	21,606	945,479
Huntington Bancshares, Inc.(c)	57,437	934,500
M&T Bank Corp.	4,945	929,709
Regions Financial Corp.(c)	39,324	924,900
Truist Financial Corp.	21,875	948,938
		4,683,526
Reinsurance–0.21%
Everest Group Ltd.	2,757	999,302
Research & Consulting Services–0.80%
Equifax, Inc.	3,802	968,940
Jacobs Solutions, Inc.(c)	7,392	987,719
Leidos Holdings, Inc.	6,505	937,110
Verisk Analytics, Inc.	3,504	965,107
		3,858,876
Restaurants–1.21%
Chipotle Mexican Grill, Inc.(b)	15,233	918,550
Darden Restaurants, Inc.(c)	5,951	1,110,992
Domino’s Pizza, Inc.(c)	2,184	916,756
McDonald’s Corp.	3,373	977,799
Starbucks Corp.(c)	10,149	926,096
Yum! Brands, Inc.(c)	7,151	959,378
		5,809,571
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Retail REITs–1.02%
Federal Realty Investment Trust(c)	8,890	$995,235
Kimco Realty Corp.(c)	40,852	957,162
Realty Income Corp.(c)	18,056	964,371
Regency Centers Corp.(c)	13,461	995,172
Simon Property Group, Inc.(c)	5,655	973,848
		4,885,788
Self-Storage REITs–0.39%
Extra Space Storage, Inc.	6,261	936,646
Public Storage(c)	3,089	924,970
		1,861,616
Semiconductor Materials & Equipment–1.00%
Applied Materials, Inc.	5,837	949,271
Enphase Energy, Inc.(b)	13,456	924,158
KLA Corp.(c)	1,539	969,755
Lam Research Corp.	12,768	922,233
Teradyne, Inc.	8,310	1,046,395
		4,811,812
Semiconductors–2.81%
Advanced Micro Devices, Inc.(b)(c)	7,674	926,942
Analog Devices, Inc.	4,600	977,316
Broadcom, Inc.	5,452	1,263,992
First Solar, Inc.(b)	4,969	875,737
Intel Corp.	49,644	995,362
Microchip Technology, Inc.	16,236	931,135
Micron Technology, Inc.	9,787	823,674
Monolithic Power Systems, Inc.	1,601	947,312
NVIDIA Corp.	7,170	962,859
NXP Semiconductors N.V. (China)	4,543	944,263
ON Semiconductor Corp.(b)	14,695	926,520
QUALCOMM, Inc.	6,249	959,971
Skyworks Solutions, Inc.(c)	11,171	990,644
Texas Instruments, Inc.	5,210	976,927
		13,502,654
Single-Family Residential REITs–0.20%
Invitation Homes, Inc.	30,004	959,228
Soft Drinks & Non-alcoholic Beverages–0.82%
Coca-Cola Co. (The)(c)	15,946	992,798
Keurig Dr Pepper, Inc.	30,031	964,596
Monster Beverage Corp.(b)	19,171	1,007,628
PepsiCo, Inc.	6,371	968,774
		3,933,796
Specialty Chemicals–1.56%
Albemarle Corp.(c)	9,619	828,003
Celanese Corp.(c)	14,680	1,016,003
DuPont de Nemours, Inc.(c)	12,191	929,564
Eastman Chemical Co.(c)	10,056	918,314
Ecolab, Inc.	4,069	953,448
International Flavors & Fragrances, Inc.	11,371	961,418
PPG Industries, Inc.(c)	8,148	973,279
Sherwin-Williams Co. (The)	2,685	912,712
		7,492,741
Steel–0.35%
Nucor Corp.(c)	7,215	842,063
Shares		Value
Steel–(continued)
Steel Dynamics, Inc.(c)	7,479	$853,129
		1,695,192
Systems Software–1.36%
CrowdStrike Holdings, Inc., Class A(b)	2,752	941,624
Fortinet, Inc.(b)	10,188	962,562
Gen Digital, Inc.	33,383	914,027
Microsoft Corp.	2,219	935,308
Oracle Corp.	5,593	932,018
Palo Alto Networks, Inc.(b)(c)	5,014	912,347
ServiceNow, Inc.(b)(c)	871	923,365
		6,521,251
Technology Distributors–0.20%
CDW Corp.	5,604	975,320
Technology Hardware, Storage & Peripherals–1.53%
Apple, Inc.(e)	4,052	1,014,702
Dell Technologies, Inc., Class C(c)	8,420	970,321
Hewlett Packard Enterprise Co.(c)	45,588	973,304
HP, Inc.	28,687	936,057
NetApp, Inc.	8,147	945,704
Seagate Technology Holdings PLC	10,152	876,219
Super Micro Computer, Inc.(b)	26,086	795,101
Western Digital Corp.(b)	14,289	852,053
		7,363,461
Telecom Tower REITs–0.58%
American Tower Corp.(c)	5,004	917,784
Crown Castle, Inc.	10,071	914,044
SBA Communications Corp., Class A(c)	4,620	941,556
		2,773,384
Timber REITs–0.19%
Weyerhaeuser Co.(c)	32,335	910,230
Tobacco–0.39%
Altria Group, Inc.	18,048	943,730
Philip Morris International, Inc.	7,876	947,877
		1,891,607
Trading Companies & Distributors–0.56%
Fastenal Co.(c)	12,602	906,210
United Rentals, Inc.(c)	1,253	882,663
W.W. Grainger, Inc.(c)	864	910,699
		2,699,572
Transaction & Payment Processing Services–1.61%
Corpay, Inc.(b)	2,737	926,256
Fidelity National Information Services, Inc.	11,712	945,978
Fiserv, Inc.(b)	4,897	1,005,942
Global Payments, Inc.	8,532	956,096
Jack Henry & Associates, Inc.(c)	5,585	979,050
Mastercard, Inc., Class A	1,880	989,952
PayPal Holdings, Inc.(b)(c)	11,006	939,362
Visa, Inc., Class A	3,183	1,005,955
		7,748,591
Water Utilities–0.20%
American Water Works Co., Inc.	7,663	953,967
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.	4,262	$940,751
Total Common Stocks & Other Equity Interests (Cost $254,922,026)		477,708,157
Money Market Funds–0.66%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(f)	1,109,483	1,109,483
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(f)	2,060,428	2,060,428
Total Money Market Funds (Cost $3,169,911)		3,169,911
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $258,091,937)		480,878,068
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–27.96%
Invesco Private Government Fund, 4.50%(d)(f)(g)	37,318,246	$37,318,246
Invesco Private Prime Fund, 4.53%(d)(f)(g)	97,128,794	97,157,933
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $134,476,179)		134,476,179
TOTAL INVESTMENTS IN SECURITIES–127.95% (Cost $392,568,116)		615,354,247
OTHER ASSETS LESS LIABILITIES—(27.95)%		(134,428,228)
NET ASSETS–100.00%		$480,926,019
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Invesco Ltd.	$1,021,072	$144,259	$(212,480)	$25,766	$(30,240)	$948,377	$49,661
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,003,261	18,109,363	(22,003,141)	-	-	1,109,483	72,231
Invesco Liquid Assets Portfolio, Institutional Class	3,574,047	4,989,951	(8,563,345)	(492)	(161)	-	37,684
Invesco Treasury Portfolio, Institutional Class	5,718,013	28,796,360	(32,453,945)	-	-	2,060,428	97,101
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,384,697	393,507,667	(392,574,118)	-	-	37,318,246	1,763,151*
Invesco Private Prime Fund	98,559,389	828,399,263	(829,760,711)	(18,466)	(21,542)	97,157,933	4,644,971*
Total	$150,260,479	$1,273,946,863	$(1,285,567,740)	$6,808	$(51,943)	$138,594,467	$6,664,799

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(f)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-mini S&P 500 Equal Weight	25	March-2025	$3,573,500	$(95,036)	$(95,036)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $254,240,743)*	$476,759,780
Investments in affiliates, at value (Cost $138,327,373)	138,594,467
Other investments:
Variation margin receivable — futures contracts	6,824
Cash	9,252
Receivable for:
Fund shares sold	1,427
Dividends	581,928
Investment for trustee deferred compensation and retirement plans	61,069
Other assets	4,903
Total assets	616,019,650
Liabilities:
Payable for:
Fund shares reacquired	180,045
Collateral upon return of securities loaned	134,476,179
Accrued fees to affiliates	291,841
Accrued other operating expenses	78,143
Trustee deferred compensation and retirement plans	67,423
Total liabilities	135,093,631
Net assets applicable to shares outstanding	$480,926,019
Net assets consist of:
Shares of beneficial interest	$220,407,532
Distributable earnings	260,518,487
$480,926,019
Net Assets:
Series I	$58,995,975
Series II	$421,930,044
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	2,076,580
Series II	15,496,924
Series I:
Net asset value per share	$28.41
Series II:
Net asset value per share	$27.23

*	At December 31, 2024, securities with an aggregate value of $119,739,974 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $2,338)	$9,017,291
Dividends from affiliates (includes net securities lending income of $150,792)	407,469
Total investment income	9,424,760
Expenses:
Advisory fees	589,195
Administrative services fees	805,899
Custodian fees	22,822
Distribution fees - Series II	1,070,343
Transfer agent fees	23,934
Trustees’ and officers’ fees and benefits	30,901
Licensing fees	95,692
Reports to shareholders	25,895
Professional services fees	54,403
Other	4,038
Total expenses	2,723,122
Less: Fees waived	(4,619)
Net expenses	2,718,503
Net investment income	6,706,257
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	36,739,720
Affiliated investment securities	(51,943)
Futures contracts	945,711
37,633,488
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	13,788,411
Affiliated investment securities	6,808
Futures contracts	(271,891)
13,523,328
Net realized and unrealized gain	51,156,816
Net increase in net assets resulting from operations	$57,863,073
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$6,706,257	$7,036,427
Net realized gain	37,633,488	10,857,479
Change in net unrealized appreciation	13,523,328	40,067,216
Net increase in net assets resulting from operations	57,863,073	57,961,122
Distributions to shareholders from distributable earnings:
Series I	(2,372,585)	(4,990,842)
Series II	(16,822,803)	(34,229,986)
Total distributions from distributable earnings	(19,195,388)	(39,220,828)
Share transactions–net:
Series I	(5,984,100)	(1,977,033)
Series II	(23,878,464)	8,415,276
Net increase (decrease) in net assets resulting from share transactions	(29,862,564)	6,438,243
Net increase in net assets	8,805,121	25,178,537
Net assets:
Beginning of year	472,120,898	446,942,361
End of year	$480,926,019	$472,120,898
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco V.I. Equally-Weighted S&P 500 Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$26.22	$0.44	$2.91	$3.35	$(0.46)	$(0.70)	$(1.16)	$28.41	12.71%	$58,996	0.34%	0.34%	1.58%	26%
Year ended 12/31/23	25.47	0.46	2.63	3.09	(0.37)	(1.97)	(2.34)	26.22	13.71	59,792	0.34	0.34	1.76	20
Year ended 12/31/22	30.96	0.42	(4.13)	(3.71)	(0.28)	(1.50)	(1.78)	25.47	(11.81)	59,253	0.32	0.32	1.56	32
Year ended 12/31/21	24.24	0.31	6.75	7.06	(0.34)	—	(0.34)	30.96	29.17	36,788	0.35	0.35	1.10	23
Year ended 12/31/20	22.14	0.41	2.33	2.74	(0.31)	(0.33)	(0.64)	24.24	12.74 (d)	30,438	0.33	0.33	2.00	34
Series II
Year ended 12/31/24	25.18	0.36	2.79	3.15	(0.40)	(0.70)	(1.10)	27.23	12.42	421,930	0.59	0.59	1.33	26
Year ended 12/31/23	24.54	0.38	2.54	2.92	(0.31)	(1.97)	(2.28)	25.18	13.48	412,329	0.59	0.59	1.51	20
Year ended 12/31/22	29.92	0.35	(4.01)	(3.66)	(0.22)	(1.50)	(1.72)	24.54	(12.06)	387,689	0.57	0.57	1.31	32
Year ended 12/31/21	23.45	0.24	6.52	6.76	(0.29)	—	(0.29)	29.92	28.88	394,782	0.60	0.60	0.85	23
Year ended 12/31/20	21.46	0.35	2.24	2.59	(0.27)	(0.33)	(0.60)	23.45	12.41 (d)	293,602	0.58	0.58	1.75	34

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2022, the portfolio turnover calculation excludes the value of securities purchased of $20,974,156 and sold of $41,844,757 in the effort to realign the Fund’s portfolio holdings after the reorganization of
Invesco V.I. S&P 500 Index Fund into the Fund.

(d)
Amount includes the effect of the Adviser pay-in for an economic loss as a result of delay in rebalancing to the index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been 11.35% and 10.98% for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
13
Invesco V.I. Equally-Weighted S&P 500 Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
14
Invesco V.I. Equally-Weighted S&P 500 Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $15,879 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
M.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.120%
Over $2 billion	0.100%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.12%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least June 30, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $4,619.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $69,544 for accounting and fund administrative services and was reimbursed $736,355 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
15
Invesco V.I. Equally-Weighted S&P 500 Fund

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$477,708,157	$—	$—	$477,708,157
Money Market Funds	3,169,911	134,476,179	—	137,646,090
Total Investments in Securities	480,878,068	134,476,179	—	615,354,247
Other Investments - Liabilities*
Futures Contracts	(95,036)	—	—	(95,036)
Total Investments	$480,783,032	$134,476,179	$—	$615,259,211

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(95,036)
Derivatives not subject to master netting agreements	95,036
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$945,711
16
Invesco V.I. Equally-Weighted S&P 500 Fund

Location of Gain (Loss) on Statement of Operations
Equity Risk
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	$(271,891)
Total	$673,820
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$4,474,336

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$9,035,731	$5,398,573
Long-term capital gain	10,159,657	33,822,255
Total distributions	$19,195,388	$39,220,828

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$12,484,805
Undistributed long-term capital gain	31,436,799
Net unrealized appreciation — investments	216,644,148
Temporary book/tax differences	(47,265)
Shares of beneficial interest	220,407,532
Total net assets	$480,926,019
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $125,318,400 and $155,442,357, respectively. As of December 31, 2024, the aggregate cost of
17
Invesco V.I. Equally-Weighted S&P 500 Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$224,389,554
Aggregate unrealized (depreciation) of investments	(7,745,406)
Net unrealized appreciation of investments	$216,644,148
Cost of investments for tax purposes is $398,615,063.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of federal taxes, REITs and return of capital, on December 31, 2024, undistributed net investment income was increased by $2,069, undistributed net realized gain was decreased by $750 and shares of beneficial interest was decreased by $1,319. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	325,349	$8,764,176	97,371	$2,534,224
Series II	804,046	21,487,172	1,206,263	30,397,430
Issued as reinvestment of dividends:
Series I	82,003	2,372,178	222,874	4,990,022
Series II	606,441	16,822,583	1,591,334	34,229,531
Reacquired:
Series I	(611,355)	(17,120,454)	(366,279)	(9,501,279)
Series II	(2,292,019)	(62,188,219)	(2,214,542)	(56,211,685)
Net increase (decrease) in share activity	(1,085,535)	$(29,862,564)	537,021	$6,438,243

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18
Invesco V.I. Equally-Weighted S&P 500 Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Equally-Weighted S&P 500 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Equally-Weighted S&P 500 Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
19
Invesco V.I. Equally-Weighted S&P 500 Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$10,159,657
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	52.69%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
20
Invesco V.I. Equally-Weighted S&P 500 Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
21
Invesco V.I. Equally-Weighted S&P 500 Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Equity and Income Fund

2	Schedule of Investments
24	Financial Statements
26	Financial Highlights
27	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm
36	Tax Information
37	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VK-VIEQI-NCSR

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–62.69%
Aerospace & Defense–1.49%
RTX Corp.	119,411	$13,818,241
Textron, Inc.	84,851	6,490,253
		20,308,494
Air Freight & Logistics–0.88%
FedEx Corp.	42,984	12,092,689
Application Software–0.78%
Salesforce, Inc.	32,069	10,721,629
Asset Management & Custody Banks–0.89%
KKR & Co., Inc., Class A	82,501	12,202,723
Automobile Manufacturers–0.94%
General Motors Co.	241,090	12,842,864
Broadline Retail–1.88%
Amazon.com, Inc.(b)	116,979	25,664,023
Building Products–1.37%
Johnson Controls International PLC	237,219	18,723,696
Cargo Ground Transportation–0.55%
J.B. Hunt Transport Services, Inc.	44,161	7,536,516
Communications Equipment–0.75%
Cisco Systems, Inc.	172,448	10,208,922
Consumer Finance–0.48%
American Express Co.	21,890	6,496,733
Distributors–0.46%
Genuine Parts Co.(c)	53,719	6,272,230
Diversified Banks–5.80%
Bank of America Corp.	667,142	29,320,891
PNC Financial Services Group, Inc. (The)	74,153	14,300,406
Wells Fargo & Co.	508,448	35,713,387
		79,334,684
Electric Utilities–2.00%
American Electric Power Co., Inc.	99,925	9,216,083
FirstEnergy Corp.	173,223	6,890,811
PPL Corp.	346,221	11,238,333
		27,345,227
Electrical Components & Equipment–1.08%
Emerson Electric Co.	118,949	14,741,350
Electronic Components–0.73%
Coherent Corp.(b)	105,987	10,040,148
Electronic Equipment & Instruments–0.73%
Zebra Technologies Corp., Class A(b)	25,962	10,027,044
Fertilizers & Agricultural Chemicals–0.52%
Corteva, Inc.	124,134	7,070,673
Shares		Value
Food Distributors–1.95%
Sysco Corp.(c)	193,744	$14,813,666
US Foods Holding Corp.(b)	174,518	11,772,984
		26,586,650
Health Care Equipment–1.39%
GE HealthCare Technologies, Inc.	70,624	5,521,384
Medtronic PLC	169,211	13,516,575
		19,037,959
Health Care Services–0.60%
CVS Health Corp.	181,620	8,152,922
Industrial Machinery & Supplies & Components–1.77%
Parker-Hannifin Corp.	28,672	18,236,252
Stanley Black & Decker, Inc.	73,520	5,902,921
		24,139,173
Insurance Brokers–1.18%
Willis Towers Watson PLC	51,516	16,136,872
Integrated Oil & Gas–3.53%
Chevron Corp.	92,636	13,417,398
Exxon Mobil Corp.	164,422	17,686,874
Shell PLC (United Kingdom)	321,923	10,034,660
Suncor Energy, Inc. (Canada)	199,869	7,134,355
		48,273,287
Interactive Media & Services–2.66%
Alphabet, Inc., Class A	112,061	21,213,147
Meta Platforms, Inc., Class A	25,955	15,196,912
		36,410,059
Investment Banking & Brokerage–1.95%
Charles Schwab Corp. (The)	173,304	12,826,229
Goldman Sachs Group, Inc. (The)	24,052	13,772,656
		26,598,885
IT Consulting & Other Services–0.64%
Cognizant Technology Solutions Corp., Class A	113,049	8,693,468
Managed Health Care–2.57%
Centene Corp.(b)	121,667	7,370,587
Elevance Health, Inc.	15,325	5,653,392
Humana, Inc.	41,320	10,483,297
UnitedHealth Group, Inc.	23,029	11,649,450
		35,156,726
Movies & Entertainment–1.18%
Walt Disney Co. (The)	145,124	16,159,557
Multi-line Insurance–0.74%
American International Group, Inc.	138,761	10,101,801
Oil & Gas Exploration & Production–1.51%
ConocoPhillips	143,502	14,231,093
EQT Corp.	140,395	6,473,614
		20,704,707
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Equity and Income Fund

Shares		Value
Pharmaceuticals–3.35%
Bristol-Myers Squibb Co.	190,620	$10,781,467
Johnson & Johnson	106,950	15,467,109
Pfizer, Inc.	222,703	5,908,311
Sanofi S.A.	140,249	13,633,712
		45,790,599
Property & Casualty Insurance–0.64%
Allstate Corp. (The)	45,101	8,695,022
Rail Transportation–1.64%
CSX Corp.	349,054	11,263,972
Norfolk Southern Corp.	47,431	11,132,056
		22,396,028
Real Estate Services–1.22%
CBRE Group, Inc., Class A(b)	127,373	16,722,801
Regional Banks–1.08%
Citizens Financial Group, Inc.	338,187	14,799,063
Restaurants–0.62%
Starbucks Corp.	92,248	8,417,630
Semiconductor Materials & Equipment–0.44%
Lam Research Corp.	83,116	6,003,469
Semiconductors–2.94%
Marvell Technology, Inc.	140,204	15,485,532
Microchip Technology, Inc.	163,659	9,385,843
Micron Technology, Inc.	90,405	7,608,485
NXP Semiconductors N.V. (China)	37,354	7,764,029
		40,243,889
Specialty Chemicals–1.07%
DuPont de Nemours, Inc.	101,085	7,707,731
PPG Industries, Inc.(c)	58,448	6,981,614
		14,689,345
Systems Software–2.13%
Microsoft Corp.	33,649	14,183,054
Oracle Corp.(c)	89,433	14,903,115
		29,086,169
Tobacco–1.04%
Philip Morris International, Inc.	118,583	14,271,464
Trading Companies & Distributors–0.78%
Ferguson Enterprises, Inc.	61,252	10,631,510
Transaction & Payment Processing Services–1.84%
Fidelity National Information Services, Inc.	125,803	10,161,108
Fiserv, Inc.(b)	72,895	14,974,091
		25,135,199
Wireless Telecommunication Services–0.90%
T-Mobile US, Inc.	55,635	12,280,314
Total Common Stocks & Other Equity Interests (Cost $592,781,266)		856,944,213
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–22.11%
Advertising–0.04%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$550,000	$542,611
Aerospace & Defense–0.44%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(d)	3,000	2,974
BAE Systems PLC (United Kingdom),
5.00%, 03/26/2027(d)	311,000	312,445
5.13%, 03/26/2029(d)	200,000	200,544
5.30%, 03/26/2034(d)	200,000	199,525
5.50%, 03/26/2054(c)(d)	298,000	290,436
Boeing Co. (The), 5.81%, 05/01/2050	1,625,000	1,513,908
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	3,000	2,996
5.60%, 07/31/2053	3,000	2,907
Lockheed Martin Corp.,
3.55%, 01/15/2026	1,355,000	1,342,862
5.10%, 11/15/2027	4,000	4,066
4.50%, 02/15/2029	64,000	63,296
4.75%, 02/15/2034	11,000	10,679
4.80%, 08/15/2034	97,000	94,203
4.15%, 06/15/2053(c)	643,000	514,221
5.90%, 11/15/2063	3,000	3,134
5.20%, 02/15/2064	525,000	487,548
Northrop Grumman Corp., 4.95%, 03/15/2053	3,000	2,684
RTX Corp.,
5.00%, 02/27/2026	3,000	3,012
5.75%, 01/15/2029	28,000	28,915
6.00%, 03/15/2031	15,000	15,739
5.15%, 02/27/2033	18,000	17,856
6.10%, 03/15/2034	37,000	38,981
4.45%, 11/16/2038	308,000	274,561
6.40%, 03/15/2054	580,000	631,432
		6,058,924
Agricultural & Farm Machinery–0.01%
AGCO Corp.,
5.45%, 03/21/2027	26,000	26,262
5.80%, 03/21/2034	66,000	66,380
Cargill, Inc.,
4.88%, 10/10/2025(d)	3,000	3,007
4.75%, 04/24/2033(d)	3,000	2,916
CNH Industrial Capital LLC, 5.45%, 10/14/2025	3,000	3,015
John Deere Capital Corp., 4.70%, 06/10/2030	25,000	24,943
		126,523
Agricultural Products & Services–0.02%
Ingredion, Inc., 6.63%, 04/15/2037	232,000	248,191
Air Freight & Logistics–0.04%
FedEx Corp., 4.90%, 01/15/2034	402,000	391,713
United Parcel Service, Inc., 3.40%, 11/15/2046	240,000	174,825
		566,538
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Alternative Carriers–0.21%
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	$1,583,000	$1,491,977
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	1,560,000	1,348,464
		2,840,441
Application Software–0.93%
BILL Holdings, Inc., Conv., 0.00%, 04/01/2030(d)(e)	2,763,000	2,736,752
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	5,636,000	5,602,184
Envestnet, Inc., Conv., 2.63%, 12/01/2027	2,597,000	2,785,282
Intuit, Inc.,
5.20%, 09/15/2033	31,000	31,075
5.50%, 09/15/2053	21,000	20,579
Salesforce, Inc., 2.70%, 07/15/2041	1,413,000	996,038
Workday, Inc.,
3.50%, 04/01/2027	528,000	514,744
3.70%, 04/01/2029	3,000	2,854
		12,689,508
Asset Management & Custody Banks–0.30%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	52,000	53,589
4.50%, 05/13/2032	3,000	2,885
5.15%, 05/15/2033	20,000	19,974
Ares Capital Corp., 5.88%, 03/01/2029	49,000	49,437
Bank of New York Mellon Corp. (The),
4.41%, 07/24/2026(f)	5,000	4,988
4.54%, 02/01/2029(f)	9,000	8,933
4.98%, 03/14/2030(f)	35,000	35,055
5.83%, 10/25/2033(f)	5,000	5,180
4.71%, 02/01/2034(f)	5,000	4,809
5.19%, 03/14/2035(f)	26,000	25,747
Series J, 4.97%, 04/26/2034(f)	12,000	11,765
Series I, 3.75%(f)(g)	5,000	4,738
BlackRock, Inc., 4.75%, 05/25/2033	1,362,000	1,334,228
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	89,000	83,348
Brookfield Corp. (Canada), 4.00%, 01/15/2025	448,000	447,822
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	372,000	340,423
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(d)	1,364,000	1,315,732
Northern Trust Corp., 6.13%, 11/02/2032	3,000	3,166
State Street Corp.,
4.99%, 03/18/2027	200,000	201,693
5.68%, 11/21/2029(f)	86,000	88,418
4.82%, 01/26/2034(f)	3,000	2,910
6.12%, 11/21/2034(f)	47,000	48,932
		4,093,772
Principal Amount		Value
Automobile Manufacturers–0.52%
American Honda Finance Corp.,
4.95%, 01/09/2026	$207,000	$207,455
4.70%, 01/12/2028	7,000	6,986
4.60%, 04/17/2030	3,000	2,949
4.90%, 01/10/2034	43,000	41,358
Daimler Truck Finance North America LLC (Germany), 5.15%, 01/16/2026(d)	150,000	150,563
Ford Motor Credit Co. LLC, 6.80%, 11/07/2028	200,000	207,324
General Motors Co., 6.60%, 04/01/2036	377,000	396,077
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	1,138,000	987,074
Hyundai Capital America,
5.50%, 03/30/2026(d)	11,000	11,074
5.65%, 06/26/2026(d)	19,000	19,194
5.25%, 01/08/2027(d)	116,000	116,725
5.30%, 03/19/2027(d)	182,000	183,466
5.60%, 03/30/2028(d)	16,000	16,203
5.35%, 03/19/2029(d)	37,000	37,222
5.80%, 04/01/2030(d)	3,000	3,064
Mercedes-Benz Finance North America LLC (Germany),
4.90%, 01/09/2026(d)	523,000	524,120
4.80%, 01/11/2027(c)(d)	493,000	493,211
5.10%, 08/03/2028(d)	217,000	217,205
4.85%, 01/11/2029(d)	119,000	118,122
PACCAR Financial Corp.,
4.95%, 10/03/2025	6,000	6,020
4.60%, 01/10/2028	7,000	6,989
Toyota Motor Credit Corp.,
4.55%, 08/07/2026(c)	2,020,000	2,022,568
4.63%, 01/12/2028	3,000	2,995
Volkswagen Group of America Finance LLC (Germany),
5.40%, 03/20/2026(d)	549,000	551,170
5.30%, 03/22/2027(d)	354,000	354,514
5.25%, 03/22/2029(d)	200,000	197,929
5.60%, 03/22/2034(d)	200,000	196,640
		7,078,217
Automotive Parts & Equipment–0.01%
ERAC USA Finance LLC,
4.60%, 05/01/2028(d)	14,000	13,918
5.00%, 02/15/2029(d)	53,000	53,210
4.90%, 05/01/2033(d)	18,000	17,483
5.20%, 10/30/2034(d)	76,000	75,129
		159,740
Automotive Retail–0.00%
AutoZone, Inc.,
5.05%, 07/15/2026	17,000	17,109
5.20%, 08/01/2033	15,000	14,791
		31,900
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Biotechnology–1.37%
AbbVie, Inc.,
4.80%, 03/15/2027(c)	$338,000	$339,992
4.80%, 03/15/2029	101,000	100,951
5.05%, 03/15/2034	123,000	121,570
4.50%, 05/14/2035	694,000	650,319
4.05%, 11/21/2039	300,000	256,503
5.35%, 03/15/2044	48,000	46,823
4.85%, 06/15/2044	264,000	239,555
5.40%, 03/15/2054	124,000	119,471
5.50%, 03/15/2064	97,000	92,702
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	3,985,000	4,245,871
Amgen, Inc.,
5.25%, 03/02/2025	750,000	750,465
5.15%, 03/02/2028	15,000	15,113
5.25%, 03/02/2030	3,000	3,029
5.65%, 03/02/2053	12,000	11,562
Gilead Sciences, Inc.,
3.65%, 03/01/2026	2,615,000	2,585,047
5.25%, 10/15/2033	30,000	30,122
5.55%, 10/15/2053	11,000	10,828
Halozyme Therapeutics, Inc., Conv., 0.25%, 03/01/2027	3,250,000	3,115,802
Jazz Investments I Ltd.,
Conv., 2.00%, 06/15/2026	3,385,000	3,443,391
3.13%, 09/15/2030(d)	2,370,000	2,561,970
		18,741,086
Brewers–0.19%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	959,000	910,472
4.90%, 02/01/2046	499,000	454,401
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	3,000	3,767
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	945,000	910,357
Molson Coors Beverage Co., 4.20%, 07/15/2046	377,000	301,326
		2,580,323
Broadline Retail–0.02%
Amazon.com, Inc.,
4.80%, 12/05/2034	9,000	8,965
2.88%, 05/12/2041	406,000	298,242
		307,207
Building Products–0.00%
Carrier Global Corp., 5.90%, 03/15/2034	10,000	10,360
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	3,000	2,482
		12,842
Cable & Satellite–1.04%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(e)	5,466,000	5,099,778
1.13%, 03/15/2028	2,850,000	2,358,375
Principal Amount		Value
Cable & Satellite–(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	$128,000	$127,893
6.15%, 11/10/2026	132,000	134,615
6.65%, 02/01/2034	53,000	54,578
Comcast Corp.,
3.15%, 03/01/2026	1,101,000	1,084,689
4.15%, 10/15/2028	935,000	912,281
5.50%, 11/15/2032	3,000	3,075
3.90%, 03/01/2038	756,000	636,073
2.89%, 11/01/2051	352,000	211,876
2.94%, 11/01/2056	265,000	154,474
2.65%, 08/15/2062	3,000	1,573
Cox Communications, Inc.,
5.70%, 06/15/2033(d)	3,000	2,984
2.95%, 10/01/2050(d)	202,000	117,830
5.80%, 12/15/2053(d)	58,000	53,012
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(h)	3,270,000	3,222,585
		14,175,691
Cargo Ground Transportation–0.01%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(d)	3,000	3,032
5.35%, 01/12/2027(d)	9,000	9,068
5.70%, 02/01/2028(d)	3,000	3,053
5.55%, 05/01/2028(d)	12,000	12,184
6.05%, 08/01/2028(d)	20,000	20,596
Ryder System, Inc., 6.60%, 12/01/2033	26,000	28,154
		76,087
Commercial & Residential Mortgage Finance–0.09%
Aviation Capital Group LLC,
4.88%, 10/01/2025(d)	709,000	708,321
6.25%, 04/15/2028(d)	10,000	10,323
6.75%, 10/25/2028(d)	43,000	45,201
Nationwide Building Society (United Kingdom),
6.56%, 10/18/2027(d)(f)	200,000	205,287
3.96%, 07/18/2030(d)(f)	150,000	142,166
Radian Group, Inc., 6.20%, 05/15/2029	91,000	93,443
		1,204,741
Commodity Chemicals–0.03%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	339,000	357,941
Communications Equipment–0.03%
Cisco Systems, Inc., 5.30%, 02/26/2054(c)	353,000	343,386
Motorola Solutions, Inc., 4.60%, 02/23/2028	3,000	2,973
		346,359
Computer & Electronics Retail–0.00%
Dell International LLC/EMC Corp., 8.35%, 07/15/2046	2,000	2,547
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Computer & Electronics Retail–(continued)
Leidos, Inc., 2.30%, 02/15/2031	$3,000	$2,521
		5,068
Construction Machinery & Heavy Transportation Equipment– 0.02%
Cummins, Inc.,
4.90%, 02/20/2029	31,000	31,213
5.15%, 02/20/2034	43,000	43,066
5.45%, 02/20/2054	62,000	60,397
Komatsu Finance America, Inc., 5.50%, 10/06/2027(d)	200,000	203,476
		338,152
Consumer Finance–0.08%
Capital One Financial Corp.,
7.15%, 10/29/2027(f)	31,000	32,178
6.31%, 06/08/2029(f)	16,000	16,527
7.62%, 10/30/2031(f)	26,000	28,716
6.38%, 06/08/2034(f)	13,000	13,504
General Motors Financial Co., Inc.,
6.05%, 10/10/2025	5,000	5,044
5.25%, 03/01/2026	480,000	481,569
5.40%, 04/06/2026	4,000	4,025
Synchrony Financial, 3.95%, 12/01/2027	556,000	537,876
		1,119,439
Consumer Staples Merchandise Retail–0.00%
Dollar General Corp., 5.50%, 11/01/2052	3,000	2,707
Target Corp.,
4.50%, 09/15/2032	3,000	2,901
4.80%, 01/15/2053	3,000	2,680
Walmart, Inc., 4.50%, 04/15/2053	21,000	18,286
		26,574
Data Processing & Outsourced Services–0.28%
CSG Systems International, Inc., Conv., 3.88%, 09/15/2028	3,780,000	3,825,360
Distillers & Vintners–0.00%
Brown-Forman Corp., 4.75%, 04/15/2033	4,000	3,903
Constellation Brands, Inc., 4.90%, 05/01/2033	3,000	2,898
		6,801
Distributors–0.00%
Genuine Parts Co.,
6.50%, 11/01/2028	23,000	24,157
6.88%, 11/01/2033	37,000	40,570
		64,727
Diversified Banks–1.93%
Australia and New Zealand Banking Group Ltd. (Australia),
5.09%, 12/08/2025	250,000	251,424
5.00%, 03/18/2026	551,000	554,020
6.75%(d)(f)(g)	425,000	431,814
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(f)	200,000	205,794
5.55%, 03/14/2028(f)	200,000	201,837
5.54%, 03/14/2030(f)	200,000	200,983
Principal Amount		Value
Diversified Banks–(continued)
Bank of America Corp.,
3.37%, 01/23/2026(f)	$3,000	$2,997
3.25%, 10/21/2027	525,000	506,110
4.95%, 07/22/2028(f)	3,000	3,007
5.20%, 04/25/2029(f)	24,000	24,118
4.27%, 07/23/2029(f)	2,000	1,950
5.82%, 09/15/2029(f)	44,000	45,098
2.57%, 10/20/2032(f)	874,000	737,836
4.57%, 04/27/2033(f)	3,000	2,852
5.02%, 07/22/2033(f)	3,000	2,943
5.29%, 04/25/2034(f)	23,000	22,816
5.47%, 01/23/2035(f)	37,000	37,057
2.48%, 09/21/2036(f)	3,000	2,446
7.75%, 05/14/2038	115,000	134,451
Bank of America N.A., 5.53%, 08/18/2026	458,000	464,346
Bank of Montreal (Canada),
5.30%, 06/05/2026	10,000	10,098
7.70%, 05/26/2084(f)	299,000	310,962
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(f)	246,000	261,717
8.00%, 01/27/2084(f)	286,000	301,663
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(f)	200,000	212,145
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(d)(f)	200,000	204,178
BPCE S.A. (France),
5.21% (SOFR + 0.57%), 01/14/2025(d)(i)	250,000	250,033
4.50%, 03/15/2025(d)	184,000	183,678
5.20%, 01/18/2027(d)	250,000	251,282
5.72%, 01/18/2030(d)(f)	253,000	254,405
6.51%, 01/18/2035(d)(f)	250,000	250,725
Citigroup, Inc.,
5.61%, 09/29/2026(f)	10,000	10,057
3.67%, 07/24/2028(f)	511,000	495,115
4.08%, 04/23/2029(f)	4,000	3,883
5.17%, 02/13/2030(f)	61,000	60,971
6.17%, 05/25/2034(f)	27,000	27,517
5.83%, 02/13/2035(f)	170,000	169,248
6.68%, 09/13/2043(c)	741,000	814,197
5.30%, 05/06/2044	228,000	215,199
4.75%, 05/18/2046	356,000	313,236
Series AA, 7.63%(f)(g)	287,000	299,724
Series BB, 7.20%(f)(g)	215,000	223,540
Series V, 4.70%(f)(g)	140,000	139,294
Comerica, Inc., 5.98%, 01/30/2030(f)	31,000	31,358
Commonwealth Bank of Australia (Australia), 3.31%, 03/11/2041(d)	200,000	147,130
Credit Agricole S.A. (France),
4.38%, 03/17/2025(d)	304,000	303,385
5.34%, 01/10/2030(d)(f)	267,000	267,166
6.25%, 01/10/2035(d)(f)	250,000	251,165
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(d)(f)	200,000	189,230
Discover Bank, 4.65%, 09/13/2028	122,000	119,559
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(d)	$280,000	$276,854
Fifth Third Bancorp,
2.38%, 01/28/2025	3,000	2,994
1.71%, 11/01/2027(f)	3,000	2,833
6.34%, 07/27/2029(f)	3,000	3,113
4.77%, 07/28/2030(f)	4,000	3,920
5.63%, 01/29/2032(f)	11,000	11,126
HSBC Holdings PLC (United Kingdom),
4.04%, 03/13/2028(f)	135,000	132,197
5.21%, 08/11/2028(f)	205,000	205,896
4.58%, 06/19/2029(f)	183,000	179,389
6.33%, 03/09/2044(f)	256,000	270,598
4.60%(f)(g)	225,000	199,364
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(f)	200,000	200,878
5.55%, 03/19/2035(f)	234,000	232,713
JPMorgan Chase & Co.,
3.20%, 06/15/2026	394,000	386,780
5.04%, 01/23/2028(f)	59,000	59,227
3.78%, 02/01/2028(f)	3,000	2,937
3.54%, 05/01/2028(f)	3,000	2,916
4.85%, 07/25/2028(f)	4,000	3,999
3.51%, 01/23/2029(c)(f)	1,058,000	1,015,308
5.30%, 07/24/2029(f)	25,000	25,257
6.09%, 10/23/2029(f)	38,000	39,423
5.01%, 01/23/2030(f)	21,000	20,985
4.59%, 04/26/2033(f)	3,000	2,879
5.72%, 09/14/2033(f)	3,000	3,065
6.25%, 10/23/2034(f)	57,000	60,269
5.34%, 01/23/2035(f)	18,000	17,894
4.26%, 02/22/2048(f)	489,000	405,263
3.90%, 01/23/2049(f)	1,058,000	815,900
Series NN, 6.88%(f)(g)	122,000	127,702
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	345,000	348,724
KeyCorp, 5.69% (SOFR + 1.25%), 05/23/2025(i)	15,000	15,014
Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025	359,000	360,192
4.70%, 01/27/2028	189,000	187,162
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.02%, 07/20/2028(f)	200,000	200,790
Mizuho Financial Group, Inc. (Japan), 5.78%, 07/06/2029(f)	200,000	204,730
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	250,000	255,429
4.95%, 01/14/2028(f)	399,000	399,629
National Securities Clearing Corp., 5.10%, 11/21/2027(d)	250,000	252,613
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(f)	52,000	53,583
3.45%, 04/23/2029	689,000	652,249
5.58%, 06/12/2029(f)	26,000	26,459
4.63%, 06/06/2033(f)	4,000	3,768
6.04%, 10/28/2033(f)	3,000	3,106
5.07%, 01/24/2034(f)	3,000	2,924
6.88%, 10/20/2034(f)	447,000	488,120
Principal Amount		Value
Diversified Banks–(continued)
Royal Bank of Canada (Canada),
4.88%, 01/19/2027	$40,000	$40,160
4.95%, 02/01/2029	14,000	14,033
5.00%, 02/01/2033	3,000	2,950
Societe Generale S.A. (France),
6.07%, 01/19/2035(d)(f)	200,000	197,549
7.13%, 01/19/2055(d)(f)	212,000	202,167
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(d)(f)	200,000	168,235
6.30%, 07/06/2034(d)(f)	200,000	207,749
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.14%, 09/23/2030	3,000	2,542
6.60%(f)(g)	234,000	240,852
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(d)	200,000	203,050
5.20%, 03/07/2027(d)	226,000	228,134
5.55%, 09/14/2028(d)	203,000	206,956
5.20%, 03/07/2029(d)	200,000	201,570
5.35%, 03/07/2034(d)	200,000	200,207
Synovus Bank, 5.63%, 02/15/2028	250,000	250,524
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(f)	200,000	208,964
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	2,101,000	2,057,060
4.55%, 07/22/2028(f)	5,000	4,960
5.78%, 06/12/2029(f)	21,000	21,478
5.38%, 01/23/2030(f)	45,000	45,385
4.97%, 07/22/2033(f)	4,000	3,833
4.84%, 02/01/2034(f)	17,000	16,279
5.84%, 06/12/2034(f)	21,000	21,416
5.68%, 01/23/2035(f)	29,000	29,257
UBS AG (Switzerland), 5.65%, 09/11/2028	200,000	204,679
Wells Fargo & Co.,
3.55%, 09/29/2025	626,000	621,156
4.10%, 06/03/2026	505,000	499,854
3.58%, 05/22/2028(f)	4,000	3,877
5.57%, 07/25/2029(f)	19,000	19,296
6.30%, 10/23/2029(f)	27,000	28,106
5.20%, 01/23/2030(f)	25,000	25,078
5.39%, 04/24/2034(f)	8,000	7,914
5.56%, 07/25/2034(f)	46,000	45,957
6.49%, 10/23/2034(f)	69,000	73,375
5.50%, 01/23/2035(f)	38,000	37,857
4.65%, 11/04/2044	647,000	545,199
4.61%, 04/25/2053(f)	4,000	3,343
7.63%(f)(g)	21,000	22,336
Wells Fargo Bank N.A.,
5.55%, 08/01/2025(c)	506,000	508,350
4.81%, 01/15/2026	250,000	250,831
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	88,000	95,136
		26,339,584
Diversified Capital Markets–0.15%
Blackstone Private Credit Fund, 6.25%, 01/25/2031	32,000	32,554
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Capital Markets–(continued)
SMBC Aviation Capital Finance DAC (Ireland), 5.30%, 04/03/2029(d)	$200,000	$200,833
UBS Group AG (Switzerland),
4.55%, 04/17/2026	154,000	153,537
4.75%, 05/12/2028(d)(f)	205,000	203,828
5.43%, 02/08/2030(d)(f)	200,000	201,346
6.30%, 09/22/2034(d)(f)	200,000	209,331
5.70%, 02/08/2035(d)(f)	200,000	201,390
4.38%(d)(f)(g)	200,000	172,024
7.75%(d)(f)(g)	229,000	239,123
9.25%(d)(f)(g)	201,000	230,834
9.25%(d)(f)(g)	200,000	216,714
		2,061,514
Diversified Financial Services–0.08%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	410,000	321,075
Apollo Debt Solutions BDC, 6.90%, 04/13/2029(d)	20,000	20,708
Apollo Global Management, Inc., 6.38%, 11/15/2033	43,000	46,514
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(d)	22,000	22,621
5.75%, 03/01/2029(d)	114,000	115,273
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/2029(d)	327,000	329,157
Corebridge Financial, Inc.,
6.05%, 09/15/2033	26,000	26,910
5.75%, 01/15/2034	55,000	56,061
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(d)	47,000	48,396
6.50%, 03/26/2031(d)	56,000	58,032
		1,044,747
Diversified Metals & Mining–0.04%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	39,000	39,376
5.25%, 09/08/2030	26,000	26,424
5.25%, 09/08/2033	45,000	45,246
5.50%, 09/08/2053	15,000	14,661
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(d)	84,000	84,705
5.63%, 04/04/2034(d)	153,000	152,409
5.89%, 04/04/2054(d)	61,000	59,242
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	182,000	195,655
		617,718
Diversified REITs–0.14%
Brixmor Operating Partnership L.P., 5.50%, 02/15/2034	948,000	939,365
CubeSmart L.P.,
2.25%, 12/15/2028	3,000	2,703
2.50%, 02/15/2032(c)	1,066,000	891,182
VICI Properties L.P.,
5.75%, 04/01/2034	30,000	30,296
6.13%, 04/01/2054	32,000	31,816
		1,895,362
Principal Amount		Value
Diversified Support Services–0.00%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(d)	$37,000	$38,580
Drug Retail–0.05%
CVS Pass-Through Trust, 6.04%, 12/10/2028	315,742	317,543
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	428,000	327,567
		645,110
Electric Utilities–1.56%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	172,000	166,415
Alabama Power Co., 5.85%, 11/15/2033	9,000	9,350
American Electric Power Co., Inc.,
5.75%, 11/01/2027	4,000	4,100
5.20%, 01/15/2029	37,000	37,293
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	3,000	2,836
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	21,000	21,379
5.90%, 11/15/2053	26,000	26,370
Constellation Energy Generation LLC,
6.13%, 01/15/2034	9,000	9,427
6.50%, 10/01/2053	279,000	295,893
5.75%, 03/15/2054	88,000	85,664
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	11,000	11,857
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	3,000	2,857
Duke Energy Corp.,
5.00%, 12/08/2025	3,000	3,009
4.85%, 01/05/2029	39,000	38,836
5.00%, 08/15/2052	3,000	2,621
3.25%, 01/15/2082(f)	3,000	2,804
Duke Energy Indiana LLC, 5.40%, 04/01/2053	5,000	4,743
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	846,000	734,552
Enel Finance America LLC (Italy), 2.88%, 07/12/2041(d)	200,000	135,264
Enel Finance International N.V. (Italy), 7.05%, 10/14/2025(d)	200,000	203,281
Evergy Metro, Inc., 4.95%, 04/15/2033	3,000	2,933
Eversource Energy,
5.00%, 01/01/2027	76,000	76,209
5.50%, 01/01/2034	37,000	36,735
Exelon Corp.,
5.15%, 03/15/2029	48,000	48,264
5.45%, 03/15/2034	46,000	45,930
5.60%, 03/15/2053	47,000	45,280
FirstEnergy Corp., Conv., 4.00%, 05/01/2026	6,407,000	6,461,459
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(d)	3,000	3,015
Florida Power & Light Co., 4.80%, 05/15/2033	3,000	2,920
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Electric Utilities–(continued)
Georgia Power Co.,
4.65%, 05/16/2028	$3,000	$2,988
4.95%, 05/17/2033	3,000	2,939
Series B, 3.70%, 01/30/2050	350,000	257,410
MidAmerican Energy Co.,
5.35%, 01/15/2034	3,000	3,040
5.85%, 09/15/2054	12,000	12,209
5.30%, 02/01/2055	43,000	40,674
National Rural Utilities Cooperative Finance Corp.,
4.80%, 02/05/2027	274,000	274,880
4.85%, 02/07/2029	74,000	74,121
5.00%, 02/07/2031	69,000	69,449
2.75%, 04/15/2032	1,227,000	1,050,764
5.80%, 01/15/2033	3,000	3,105
7.13%, 09/15/2053(f)	235,000	243,053
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	14,000	14,026
5.75%, 09/01/2025	1,450,000	1,459,356
4.95%, 01/29/2026	265,000	265,628
3.55%, 05/01/2027	530,000	516,646
4.63%, 07/15/2027	3,000	2,997
4.90%, 03/15/2029	119,000	118,673
5.25%, 03/15/2034	128,000	126,682
5.55%, 03/15/2054	119,000	114,132
Niagara Mohawk Power Corp.,
5.29%, 01/17/2034(d)	37,000	36,262
5.66%, 01/17/2054(d)	17,000	16,507
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	3,000	2,932
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	37,000	37,959
PacifiCorp,
5.10%, 02/15/2029	39,000	39,295
5.30%, 02/15/2031	35,000	35,327
5.45%, 02/15/2034	49,000	48,715
5.80%, 01/15/2055	36,000	35,023
PECO Energy Co., 4.90%, 06/15/2033	11,000	10,815
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028	6,449,000	6,750,491
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	49,738
Public Service Co. of Colorado, 5.25%, 04/01/2053	3,000	2,790
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	9,000	9,104
Public Service Electric and Gas Co., 5.13%, 03/15/2053	3,000	2,804
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	21,000	19,785
5.55%, 04/15/2054	104,000	100,933
Sierra Pacific Power Co., 5.90%, 03/15/2054	5,000	5,006
Southern Co. (The), 5.70%, 10/15/2032	3,000	3,090
Southwestern Electric Power Co., 5.30%, 04/01/2033	3,000	2,968
Union Electric Co., 5.20%, 04/01/2034	168,000	167,154
Principal Amount		Value
Electric Utilities–(continued)
Virginia Electric & Power Co.,
5.00%, 04/01/2033	$3,000	$2,938
5.35%, 01/15/2054	28,000	26,370
Vistra Operations Co. LLC, 6.95%, 10/15/2033(d)	23,000	24,806
Xcel Energy, Inc.,
4.60%, 06/01/2032	3,000	2,857
3.50%, 12/01/2049	964,000	665,775
		21,273,512
Electrical Components & Equipment–0.02%
Regal Rexnord Corp., 6.30%, 02/15/2030	3,000	3,087
Rockwell Automation, Inc., 1.75%, 08/15/2031	307,000	251,921
		255,008
Environmental & Facilities Services–0.01%
Republic Services, Inc.,
4.88%, 04/01/2029	40,000	39,925
5.00%, 12/15/2033	36,000	35,435
5.00%, 04/01/2034	3,000	2,928
Veralto Corp.,
5.50%, 09/18/2026	48,000	48,579
5.35%, 09/18/2028	37,000	37,489
5.45%, 09/18/2033	21,000	21,085
		185,441
Financial Exchanges & Data–0.01%
Intercontinental Exchange, Inc.,
4.60%, 03/15/2033	3,000	2,882
4.95%, 06/15/2052	3,000	2,690
5.20%, 06/15/2062	3,000	2,729
Nasdaq, Inc.,
5.35%, 06/28/2028	3,000	3,044
5.55%, 02/15/2034	4,000	4,038
5.95%, 08/15/2053	169,000	170,675
6.10%, 06/28/2063	3,000	3,056
S&P Global, Inc.,
2.90%, 03/01/2032	3,000	2,618
3.90%, 03/01/2062	3,000	2,243
		193,975
Food Distributors–0.11%
Sysco Corp., 3.75%, 10/01/2025	1,500,000	1,490,840
Food Retail–0.00%
Alimentation Couche-Tard, Inc. (Canada), 5.27%, 02/12/2034(d)	64,000	62,540
Gas Utilities–0.00%
Atmos Energy Corp.,
5.90%, 11/15/2033	12,000	12,562
6.20%, 11/15/2053	7,000	7,446
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	11,000	11,010
Southwest Gas Corp., 5.45%, 03/23/2028	3,000	3,039
		34,057
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Health Care Distributors–0.01%
Cardinal Health, Inc., 5.45%, 02/15/2034	$37,000	$36,881
Cencora, Inc., 5.13%, 02/15/2034	39,000	38,299
McKesson Corp., 5.10%, 07/15/2033	3,000	2,985
		78,165
Health Care Equipment–0.48%
Alcon Finance Corp., 5.38%, 12/06/2032(d)	200,000	199,994
Becton, Dickinson and Co., 4.88%, 05/15/2044	428,000	370,989
Boston Scientific Corp., 1.90%, 06/01/2025(c)	1,000,000	988,524
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	4,712,000	4,548,258
Medtronic, Inc., 4.38%, 03/15/2035	249,000	233,848
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	52,000	52,383
5.40%, 03/20/2034	133,000	132,098
		6,526,094
Health Care Facilities–0.00%
HCA, Inc., 5.90%, 06/01/2053	16,000	15,111
UPMC,
5.04%, 05/15/2033	17,000	16,731
5.38%, 05/15/2043	8,000	7,746
		39,588
Health Care REITs–0.01%
Alexandria Real Estate Equities, Inc.,
2.95%, 03/15/2034	3,000	2,471
5.25%, 05/15/2036	25,000	24,277
5.63%, 05/15/2054	118,000	113,080
Healthcare Realty Holdings L.P.,
3.50%, 08/01/2026	3,000	2,934
2.00%, 03/15/2031	3,000	2,456
		145,218
Health Care Services–0.10%
Cigna Group (The), 4.80%, 08/15/2038	307,000	278,588
CommonSpirit Health,
5.32%, 12/01/2034	129,000	127,389
5.55%, 12/01/2054	41,000	39,237
CVS Health Corp.,
5.00%, 01/30/2029	10,000	9,870
5.25%, 01/30/2031	3,000	2,931
5.30%, 06/01/2033	12,000	11,508
6.00%, 06/01/2063	3,000	2,739
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(d)	150,000	141,189
NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	676,000	678,984
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	18,000	11,158
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	21,000	12,184
Principal Amount		Value
Health Care Services–(continued)
Quest Diagnostics, Inc., 6.40%, 11/30/2033	$21,000	$22,497
		1,338,274
Health Care Supplies–0.38%
Haemonetics Corp., Conv., 2.50%, 06/01/2029(d)	2,885,000	2,847,495
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	6,000	5,734
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(d)	1,444,000	1,825,339
Solventum Corp.,
5.45%, 02/25/2027(d)	100,000	101,001
5.40%, 03/01/2029(d)	193,000	193,560
5.60%, 03/23/2034(d)	265,000	263,809
		5,236,938
Home Improvement Retail–0.19%
Home Depot, Inc. (The),
5.13%, 04/30/2025	2,200,000	2,204,192
4.90%, 04/15/2029	41,000	41,380
Lowe’s Cos., Inc.,
3.35%, 04/01/2027	3,000	2,914
5.00%, 04/15/2033	3,000	2,955
4.25%, 04/01/2052	497,000	388,157
5.75%, 07/01/2053	3,000	2,940
5.85%, 04/01/2063	21,000	20,598
		2,663,136
Hotels, Resorts & Cruise Lines–0.52%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(e)	7,552,000	7,102,656
Marriott International, Inc.,
4.88%, 05/15/2029	25,000	24,919
5.30%, 05/15/2034	41,000	40,710
		7,168,285
Industrial Conglomerates–0.13%
Honeywell International, Inc.,
4.88%, 09/01/2029	116,000	116,752
4.95%, 09/01/2031	131,000	131,121
4.50%, 01/15/2034	1,463,000	1,396,435
5.00%, 03/01/2035	89,000	87,263
		1,731,571
Industrial Machinery & Supplies & Components–0.28%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	73,000	73,222
Ingersoll Rand, Inc.,
5.40%, 08/14/2028	3,000	3,049
5.70%, 08/14/2033	19,000	19,451
JBT Marel Corp., Conv., 0.25%, 05/15/2026	3,668,000	3,660,664
Nordson Corp.,
5.60%, 09/15/2028	3,000	3,069
5.80%, 09/15/2033	12,000	12,375
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	12,000	12,002
		3,783,832
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Industrial REITs–0.00%
LXP Industrial Trust,
6.75%, 11/15/2028	$19,000	$19,921
2.38%, 10/01/2031	3,000	2,441
		22,362
Insurance Brokers–0.00%
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	21,000	23,280
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	24,000	24,302
5.45%, 03/15/2053	3,000	2,900
5.70%, 09/15/2053	22,000	22,074
		72,556
Integrated Oil & Gas–0.32%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	991,000	614,157
Chevron Corp., 2.95%, 05/16/2026(c)	952,000	933,950
Exxon Mobil Corp.,
2.71%, 03/06/2025(c)	549,000	547,297
3.04%, 03/01/2026	1,098,000	1,081,266
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(d)	4,000	3,929
Occidental Petroleum Corp.,
6.45%, 09/15/2036	51,000	52,246
4.63%, 06/15/2045	11,000	8,376
Shell International Finance B.V., 3.25%, 05/11/2025	1,098,000	1,093,373
		4,334,594
Integrated Telecommunication Services–0.23%
AT&T, Inc.,
4.30%, 02/15/2030	318,000	308,087
2.55%, 12/01/2033	3,000	2,418
5.40%, 02/15/2034	15,000	15,067
3.55%, 09/15/2055	157,000	105,697
3.80%, 12/01/2057	255,000	176,152
Telefonica Emisiones S.A. (Spain), 5.21%, 03/08/2047	700,000	620,973
T-Mobile USA, Inc.,
5.65%, 01/15/2053	9,000	8,716
6.00%, 06/15/2054	301,000	305,368
Verizon Communications, Inc.,
2.36%, 03/15/2032	3,000	2,489
4.78%, 02/15/2035(d)	1,274,000	1,213,308
3.40%, 03/22/2041	561,000	424,582
		3,182,857
Interactive Home Entertainment–0.12%
Electronic Arts, Inc.,
4.80%, 03/01/2026	1,290,000	1,291,129
1.85%, 02/15/2031	3,000	2,493
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	357,000	348,720
		1,642,342
Interactive Media & Services–0.25%
Meta Platforms, Inc.,
4.65%, 08/15/2062	3,000	2,548
5.75%, 05/15/2063	16,000	16,170
Principal Amount		Value
Interactive Media & Services–(continued)
Snap, Inc., Conv., 0.50%, 05/01/2030(d)	$3,966,000	$3,373,083
		3,391,801
Internet Services & Infrastructure–0.26%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	3,435,000	3,505,417
Investment Banking & Brokerage–1.93%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	47,000	47,553
Charles Schwab Corp. (The),
5.64%, 05/19/2029(f)	16,000	16,336
5.85%, 05/19/2034(f)	16,000	16,477
6.14%, 08/24/2034(f)	45,000	47,269
Series K, 5.00%(f)(g)	7,000	6,813
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	529,000	526,288
5.18% (SOFR + 0.79%), 12/09/2026(i)	19,000	19,047
5.20% (SOFR + 0.81%), 03/09/2027(i)	12,000	12,011
5.53% (SOFR + 0.92%), 10/21/2027(i)	15,000	15,137
5.02%, 10/23/2035(f)	624,000	597,556
2.91%, 07/21/2042(f)	323,000	224,575
Series W, 7.50%(f)(g)	437,000	461,988
GS Finance Corp.,
Series 0003, Conv., 0.50%, 04/11/2028(d)	5,859,000	7,524,864
0.00%, 07/19/2029(d)(e)	5,880,000	8,892,169
1.00%, 07/30/2029(d)	5,873,000	7,009,700
Morgan Stanley,
4.00%, 07/23/2025	654,000	651,497
5.12%, 02/01/2029(f)	5,000	5,015
5.16%, 04/20/2029(f)	28,000	28,087
5.45%, 07/20/2029(f)	12,000	12,137
6.41%, 11/01/2029(f)	34,000	35,526
5.17%, 01/16/2030(f)	25,000	25,043
5.25%, 04/21/2034(f)	29,000	28,567
5.42%, 07/21/2034(f)	21,000	20,863
5.47%, 01/18/2035(f)	25,000	24,872
5.95%, 01/19/2038(f)	5,000	5,007
5.94%, 02/07/2039(f)	105,000	105,400
		26,359,797
Leisure Products–0.00%
Brunswick Corp., 5.85%, 03/18/2029	58,000	58,934
Life & Health Insurance–0.71%
American National Group, Inc., 5.00%, 06/15/2027	857,000	853,218
Athene Global Funding,
5.52%, 03/25/2027(d)	175,000	177,111
5.58%, 01/09/2029(d)	82,000	82,973
Athene Holding Ltd., 6.25%, 04/01/2054	79,000	79,216
Brighthouse Financial, Inc., 3.85%, 12/22/2051	1,846,000	1,201,721
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Corebridge Global Funding,
5.65% (SOFR + 1.30%), 09/25/2026(d)(i)	$223,000	$225,289
5.90%, 09/19/2028(d)	23,000	23,679
5.20%, 01/12/2029(d)	64,000	64,394
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	2,184,000	2,107,211
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	10,000	10,417
GA Global Funding Trust, 5.50%, 01/08/2029(d)	1,378,000	1,392,859
MAG Mutual Holding Co., 4.75%, 04/30/2041(d)(j)	509,000	454,038
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(f)	3,000	2,927
MetLife, Inc.,
5.00%, 07/15/2052	3,000	2,713
5.25%, 01/15/2054	11,000	10,307
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	440,000	404,340
New York Life Global Funding, 4.55%, 01/28/2033(d)	10,000	9,562
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(d)	164,000	165,449
4.35%, 09/15/2027(d)	3,000	2,977
4.71%, 01/10/2029(d)	169,000	167,926
Pacific Life Global Funding II,
5.15% (SOFR + 0.80%), 03/30/2025(d)(i)	47,000	47,066
5.03% (SOFR + 0.62%), 06/04/2026(d)(i)	9,000	9,029
5.61% (SOFR + 1.05%), 07/28/2026(d)(i)	138,000	139,367
5.50%, 08/28/2026(c)(d)	1,219,000	1,236,361
4.90%, 01/11/2029(d)	169,000	169,349
Principal Life Global Funding II,
5.00%, 01/16/2027(d)	46,000	46,273
5.10%, 01/25/2029(d)	211,000	211,685
Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	107,619
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	4,000	3,788
Sumitomo Life Insurance Co. (Japan), 5.88%(d)(f)(g)	288,000	286,738
		9,695,602
Managed Health Care–0.04%
Humana, Inc., 5.75%, 12/01/2028	20,000	20,377
UnitedHealth Group, Inc.,
5.15%, 10/15/2025	4,000	4,021
5.25%, 02/15/2028	3,000	3,047
5.30%, 02/15/2030	3,000	3,049
5.35%, 02/15/2033	3,000	3,020
4.50%, 04/15/2033	3,000	2,847
3.50%, 08/15/2039	559,000	442,377
5.05%, 04/15/2053	3,000	2,704
5.20%, 04/15/2063	3,000	2,701
		484,143
Principal Amount		Value
Marine Transportation–0.00%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(d)	$19,000	$19,436
Movies & Entertainment–0.46%
Discovery Communications LLC, 4.90%, 03/11/2026(c)	367,000	366,100
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	1,938,000	2,373,808
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	367,000	361,414
Warnermedia Holdings, Inc.,
3.79%, 03/15/2025	1,720,000	1,714,967
5.05%, 03/15/2042	838,000	673,226
5.14%, 03/15/2052	1,039,000	772,538
5.39%, 03/15/2062	3,000	2,208
		6,264,261
Multi-Family Residential REITs–0.01%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	38,000	38,115
Essex Portfolio L.P., 5.50%, 04/01/2034	58,000	58,059
		96,174
Multi-line Insurance–0.06%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	3,000	2,989
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	887,000	598,129
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(d)	196,000	193,746
		794,864
Multi-Utilities–0.10%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	74,000	74,416
Ameren Illinois Co., 4.95%, 06/01/2033	4,000	3,933
Black Hills Corp., 6.15%, 05/15/2034	31,000	32,241
Dominion Energy, Inc., 5.38%, 11/15/2032	5,000	5,013
DTE Electric Co., 5.20%, 03/01/2034	39,000	38,878
NiSource, Inc.,
5.25%, 03/30/2028	4,000	4,036
5.40%, 06/30/2033	3,000	3,005
5.35%, 04/01/2034	89,000	88,325
4.38%, 05/15/2047	571,000	469,645
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	44,000	45,397
6.13%, 10/15/2033	25,000	26,068
Sempra,
3.80%, 02/01/2038	559,000	462,533
6.88%, 10/01/2054(f)	131,000	132,790
WEC Energy Group, Inc.,
5.00%, 09/27/2025	7,000	7,014
5.15%, 10/01/2027	6,000	6,065
4.75%, 01/15/2028	5,000	4,990
1.80%, 10/15/2030	2,000	1,673
		1,406,022
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Office REITs–0.02%
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	$299,000	$328,290
Oil & Gas Drilling–0.00%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	13,000	13,630
Oil & Gas Equipment & Services–0.00%
Northern Natural Gas Co., 5.63%, 02/01/2054(d)	23,000	22,139
Oil & Gas Exploration & Production–0.26%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	622,000	503,088
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	3,000	2,956
ConocoPhillips Co.,
4.15%, 11/15/2034	230,000	210,195
5.70%, 09/15/2063	9,000	8,638
Diamondback Energy, Inc., 5.75%, 04/18/2054	488,000	458,363
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	2,005,000	2,354,371
Pioneer Natural Resources Co., 5.10%, 03/29/2026	3,000	3,022
		3,540,633
Oil & Gas Refining & Marketing–0.03%
Phillips 66 Co., 5.30%, 06/30/2033	11,000	10,906
Valero Energy Corp., 4.00%, 06/01/2052(c)	531,000	379,718
		390,624
Oil & Gas Storage & Transportation–0.46%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	12,000	12,292
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(d)	8,000	8,119
Enbridge, Inc. (Canada), 5.70%, 03/08/2033	11,000	11,120
Energy Transfer L.P.,
6.05%, 12/01/2026	44,000	44,970
6.40%, 12/01/2030	448,000	473,676
5.75%, 02/15/2033	3,000	3,043
6.55%, 12/01/2033	7,000	7,457
5.55%, 05/15/2034	36,000	35,839
4.90%, 03/15/2035	344,000	324,513
5.30%, 04/01/2044	587,000	527,138
5.00%, 05/15/2050	724,000	615,149
5.95%, 05/15/2054	28,000	27,086
Enterprise Products Operating LLC,
6.45%, 09/01/2040	23,000	24,783
4.25%, 02/15/2048	696,000	559,866
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia), 6.51%, 02/23/2042(d)	200,000	203,072
Kinder Morgan, Inc.,
4.30%, 06/01/2025	878,000	876,123
4.80%, 02/01/2033	3,000	2,852
5.20%, 06/01/2033	9,000	8,797
5.30%, 12/01/2034	407,000	396,862
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
MPLX L.P.,
5.00%, 03/01/2033	$3,000	$2,883
4.50%, 04/15/2038	810,000	706,589
4.95%, 03/14/2052	3,000	2,524
ONEOK, Inc.,
5.65%, 11/01/2028	3,000	3,062
5.80%, 11/01/2030	23,000	23,716
6.10%, 11/15/2032	3,000	3,106
6.05%, 09/01/2033	23,000	23,680
6.63%, 09/01/2053	34,000	35,781
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	9,000	9,242
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	402,548
Targa Resources Corp., 5.20%, 07/01/2027	3,000	3,018
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	169,000	185,029
Western Midstream Operating L.P., 6.15%, 04/01/2033	8,000	8,159
Williams Cos., Inc. (The),
5.40%, 03/02/2026	658,000	662,790
5.30%, 08/15/2028	40,000	40,393
5.65%, 03/15/2033	11,000	11,104
		6,286,381
Other Specialized REITs–0.11%
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,544,024
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	4,000	4,002
Packaged Foods & Meats–0.02%
Campbell’s Co. (The),
5.20%, 03/21/2029	54,000	54,554
5.40%, 03/21/2034	72,000	71,686
Conagra Brands, Inc., 4.60%, 11/01/2025	3,000	3,000
General Mills, Inc., 2.25%, 10/14/2031	3,000	2,504
J.M. Smucker Co. (The), 6.20%, 11/15/2033(c)	15,000	15,824
Mars, Inc., 4.55%, 04/20/2028(d)	21,000	20,799
McCormick & Co., Inc., 4.95%, 04/15/2033	3,000	2,929
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	63,000	62,766
The Campbell’s Company,
5.30%, 03/20/2026	35,000	35,254
5.20%, 03/19/2027	48,000	48,456
		317,772
Paper & Plastic Packaging Products & Materials–0.04%
International Paper Co., 6.00%, 11/15/2041	223,000	228,444
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030(d)	100,000	100,703
5.44%, 04/03/2034(d)	102,000	101,830
5.78%, 04/03/2054(d)	100,000	99,391
		530,368
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Passenger Airlines–0.10%
American Airlines Pass-Through Trust,
Series 2014-1, Class A, 3.70%, 04/01/2028	$209,937	$204,282
Series 2021-1, Class B, 3.95%, 07/11/2030	32,800	30,383
Series 2021-1, Class A, 2.88%, 07/11/2034	2,679	2,345
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(d)	247,000	240,846
5.31%, 10/20/2031(d)	283,000	276,485
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(d)	10,357	9,161
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(d)	4,352	4,327
4.75%, 10/20/2028(d)	10,309	10,174
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	263,032	258,047
Series 2020-1, Class A, 5.88%, 10/15/2027	2,275	2,325
Series 2018-1, Class AA, 3.50%, 03/01/2030	363,511	340,157
		1,378,532
Personal Care Products–0.05%
Kenvue, Inc.,
5.05%, 03/22/2028	3,000	3,036
5.00%, 03/22/2030	11,000	11,085
4.90%, 03/22/2033	15,000	14,761
5.10%, 03/22/2043	3,000	2,879
5.05%, 03/22/2053(c)	714,000	662,455
5.20%, 03/22/2063	3,000	2,775
		696,991
Pharmaceuticals–0.60%
AstraZeneca Finance LLC (United Kingdom),
4.80%, 02/26/2027	207,000	208,241
4.85%, 02/26/2029	53,000	53,123
4.90%, 02/26/2031	96,000	95,952
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	985,000	947,860
Bayer US Finance LLC (Germany),
6.25%, 01/21/2029(d)	200,000	204,097
6.38%, 11/21/2030(d)	200,000	205,829
6.50%, 11/21/2033(d)	200,000	203,573
6.88%, 11/21/2053(d)	274,000	276,479
Bristol-Myers Squibb Co.,
4.95%, 02/20/2026	87,000	87,473
4.90%, 02/22/2027	26,000	26,222
4.90%, 02/22/2029	28,000	28,145
5.75%, 02/01/2031	37,000	38,494
5.90%, 11/15/2033	22,000	23,092
4.13%, 06/15/2039	621,000	536,457
6.25%, 11/15/2053	562,000	595,828
6.40%, 11/15/2063	21,000	22,512
Principal Amount		Value
Pharmaceuticals–(continued)
Eli Lilly and Co.,
4.50%, 02/09/2027	$236,000	$236,633
4.70%, 02/27/2033	6,000	5,883
4.70%, 02/09/2034	170,000	164,854
4.88%, 02/27/2053	6,000	5,436
5.00%, 02/09/2054	53,000	48,743
4.95%, 02/27/2063	3,000	2,694
5.10%, 02/09/2064	63,000	57,617
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	69,429
Haleon US Capital LLC, 4.00%, 03/24/2052	315,000	243,204
Merck & Co., Inc.,
4.90%, 05/17/2044	24,000	22,201
5.00%, 05/17/2053	3,000	2,733
5.15%, 05/17/2063	3,000	2,743
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2026	840,000	839,220
4.75%, 05/19/2033	17,000	16,525
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	160,445
Zoetis, Inc.,
5.40%, 11/14/2025	2,420,000	2,433,591
4.70%, 02/01/2043	333,000	296,303
		8,161,631
Property & Casualty Insurance–0.12%
Allstate Corp. (The), 3.28%, 12/15/2026	302,000	295,294
Fairfax Financial Holdings Ltd. (Canada), 6.35%, 03/22/2054	86,000	88,664
Markel Group, Inc.,
5.00%, 03/30/2043	351,000	311,065
5.00%, 05/20/2049	497,000	434,668
Travelers Cos., Inc. (The),
4.60%, 08/01/2043	605,000	536,202
5.45%, 05/25/2053	3,000	2,923
		1,668,816
Rail Transportation–0.19%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	399,000	289,845
Norfolk Southern Corp.,
5.05%, 08/01/2030	11,000	11,126
5.55%, 03/15/2034	22,000	22,471
3.40%, 11/01/2049	461,000	320,642
5.35%, 08/01/2054(c)	485,000	462,202
5.95%, 03/15/2064	26,000	26,689
Union Pacific Corp.,
2.15%, 02/05/2027	4,000	3,815
4.50%, 01/20/2033	5,000	4,808
3.20%, 05/20/2041	1,018,000	762,636
4.15%, 01/15/2045	426,000	341,690
3.84%, 03/20/2060	519,000	371,510
5.15%, 01/20/2063	7,000	6,370
		2,623,804
Real Estate Development–0.00%
Essential Properties L.P., 2.95%, 07/15/2031	3,000	2,559
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Regional Banks–0.05%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	$3,000	$2,713
2.64%, 09/30/2032	3,000	2,413
6.65%, 04/25/2035(f)	295,000	311,162
5.64%, 05/21/2037(f)	3,000	2,912
M&T Bank Corp., 5.05%, 01/27/2034(f)	3,000	2,874
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(f)	221,000	224,228
Truist Financial Corp.,
6.05%, 06/08/2027(f)	19,000	19,316
4.87%, 01/26/2029(f)	3,000	2,985
7.16%, 10/30/2029(f)	23,000	24,602
5.44%, 01/24/2030(f)	26,000	26,239
4.92%, 07/28/2033(f)	3,000	2,836
6.12%, 10/28/2033(f)	3,000	3,125
5.87%, 06/08/2034(f)	15,000	15,278
		640,683
Reinsurance–0.08%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	3,000	1,885
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(d)	398,000	404,447
PartnerRe Finance B LLC, 3.70%, 07/02/2029	500,000	473,074
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(d)(f)	200,000	199,027
		1,078,433
Renewable Electricity–0.04%
NSTAR Electric Co., 4.55%, 06/01/2052	3,000	2,515
Oglethorpe Power Corp., 4.55%, 06/01/2044	679,000	559,085
		561,600
Restaurants–0.06%
McDonald’s Corp.,
4.80%, 08/14/2028	59,000	59,133
4.95%, 08/14/2033	43,000	42,665
5.15%, 09/09/2052	5,000	4,576
5.45%, 08/14/2053	14,000	13,424
Starbucks Corp., 3.55%, 08/15/2029	705,000	667,844
		787,642
Retail REITs–0.17%
Agree L.P., 2.00%, 06/15/2028	3,000	2,720
Kimco Realty OP LLC, 3.20%, 04/01/2032	1,500,000	1,319,479
Kite Realty Group L.P., 5.50%, 03/01/2034	15,000	14,929
NNN REIT, Inc.,
5.60%, 10/15/2033	6,000	6,054
3.50%, 04/15/2051	3,000	2,030
Realty Income Corp.,
3.20%, 01/15/2027	3,000	2,909
5.63%, 10/13/2032	3,000	3,067
Principal Amount		Value
Retail REITs–(continued)
Regency Centers L.P.,
2.95%, 09/15/2029	$753,000	$691,613
5.25%, 01/15/2034	26,000	25,636
4.65%, 03/15/2049	256,000	217,083
		2,285,520
Self-Storage REITs–0.08%
Extra Space Storage L.P.,
3.50%, 07/01/2026	404,000	396,724
5.70%, 04/01/2028	371,000	378,830
5.40%, 02/01/2034	55,000	54,503
Prologis L.P.,
4.88%, 06/15/2028	13,000	13,035
4.63%, 01/15/2033	3,000	2,893
4.75%, 06/15/2033	21,000	20,337
5.13%, 01/15/2034	11,000	10,845
5.00%, 03/15/2034	129,000	126,046
5.25%, 06/15/2053	25,000	23,361
5.25%, 03/15/2054	36,000	33,614
Public Storage Operating Co.,
5.13%, 01/15/2029	4,000	4,049
5.10%, 08/01/2033	23,000	22,909
5.35%, 08/01/2053	13,000	12,370
		1,099,516
Semiconductor Materials & Equipment–0.38%
MKS Instruments, Inc., Conv., 1.25%, 06/01/2030(d)	5,384,000	5,238,632
Semiconductors–0.95%
Broadcom, Inc., 3.47%, 04/15/2034(d)	640,000	554,949
Foundry JV Holdco LLC, 5.88%, 01/25/2034(d)	272,000	266,366
Marvell Technology, Inc., 2.45%, 04/15/2028	1,210,000	1,116,580
Microchip Technology, Inc., Conv., 0.75%, 06/01/2027(d)(h)	10,998,000	10,153,903
Micron Technology, Inc.,
4.66%, 02/15/2030(c)	680,000	664,215
5.30%, 01/15/2031	34,000	33,978
3.37%, 11/01/2041	179,000	131,001
Skyworks Solutions, Inc.,
1.80%, 06/01/2026	2,000	1,917
3.00%, 06/01/2031	3,000	2,572
		12,925,481
Single-Family Residential REITs–0.06%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	791,000	802,837
Sun Communities Operating L.P., 2.70%, 07/15/2031	3,000	2,524
		805,361
Specialized Finance–0.00%
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(d)	3,000	2,420
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	159,000	133,868
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Systems Software–0.15%
Microsoft Corp.,
3.13%, 11/03/2025	$870,000	$861,240
3.50%, 02/12/2035(c)	404,000	366,219
Oracle Corp.,
6.25%, 11/09/2032	9,000	9,542
4.90%, 02/06/2033	11,000	10,714
3.60%, 04/01/2040	965,000	754,967
6.90%, 11/09/2052	4,000	4,482
VMware LLC, 3.90%, 08/21/2027	2,000	1,955
		2,009,119
Technology Distributors–0.05%
Avnet, Inc., 4.63%, 04/15/2026	671,000	667,199
Technology Hardware, Storage & Peripherals–0.08%
Apple, Inc., 3.35%, 02/09/2027	315,000	308,743
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	795,000	795,281
Leidos, Inc., 5.75%, 03/15/2033	3,000	3,043
		1,107,067
Telecom Tower REITs–0.15%
American Tower Corp., 1.60%, 04/15/2026	852,000	818,723
Crown Castle, Inc.,
2.50%, 07/15/2031	1,413,000	1,191,891
4.75%, 05/15/2047	46,000	39,172
		2,049,786
Tobacco–0.15%
Altria Group, Inc., 5.80%, 02/14/2039(c)	1,124,000	1,111,640
B.A.T Capital Corp. (United Kingdom),
5.83%, 02/20/2031	69,000	70,565
6.00%, 02/20/2034	18,000	18,502
7.08%, 08/02/2043	3,000	3,252
7.08%, 08/02/2053	3,000	3,294
Philip Morris International, Inc.,
4.75%, 02/12/2027	172,000	172,422
5.13%, 11/17/2027	3,000	3,037
4.88%, 02/15/2028	32,000	32,086
5.25%, 09/07/2028	35,000	35,541
4.88%, 02/13/2029	144,000	143,873
5.13%, 02/13/2031	35,000	35,018
5.63%, 09/07/2033	26,000	26,426
5.25%, 02/13/2034	69,000	68,232
4.88%, 11/15/2043	300,000	268,752
		1,992,640
Trading Companies & Distributors–0.13%
Air Lease Corp., 2.30%, 02/01/2025	1,850,000	1,845,534
Transaction & Payment Processing Services–0.89%
Block, Inc., Conv., 0.13%, 03/01/2025	5,013,000	4,986,682
Fiserv, Inc.,
5.38%, 08/21/2028	48,000	48,674
5.63%, 08/21/2033	25,000	25,454
5.45%, 03/15/2034	144,000	144,186
Global Payments, Inc., Conv., 1.50%, 03/01/2031(d)	7,022,000	6,909,648
Principal Amount		Value
Transaction & Payment Processing Services–(continued)
Mastercard, Inc., 4.85%, 03/09/2033	$20,000	$19,835
		12,134,479
Wireless Telecommunication Services–0.26%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	600,000	504,895
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	533,000	444,781
4.30%, 02/15/2048	1,394,000	1,091,227
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(d)	95,625	95,580
T-Mobile USA, Inc.,
2.70%, 03/15/2032	1,074,000	909,669
3.40%, 10/15/2052	750,000	500,689
		3,546,841
Total U.S. Dollar Denominated Bonds & Notes (Cost $308,465,352)		302,227,031
U.S. Treasury Securities–8.43%
U.S. Treasury Bills–0.01%
5.06%, 01/30/2025(k)(l)	100,000	99,671
U.S. Treasury Bonds–1.38%
4.50%, 02/15/2036	2,636,800	2,634,589
4.50%, 08/15/2039	36,400	35,448
4.38%, 05/15/2040	72,800	69,663
4.63%, 11/15/2044	13,579,500	13,170,000
4.25%, 08/15/2054	3,244,100	2,963,275
		18,872,975
U.S. Treasury Notes–7.04%
4.63%, 02/28/2026	55,000	55,231
4.25%, 12/31/2026	28,457,600	28,461,050
4.00%, 12/15/2027	30,595,500	30,361,399
4.38%, 12/31/2029	8,277,000	8,273,165
4.25%, 02/28/2031	28,000	27,688
4.50%, 12/31/2031	22,168,100	22,188,286
4.25%, 11/15/2034	7,083,700	6,899,628
		96,266,447
Total U.S. Treasury Securities (Cost $116,778,077)		115,239,093

Asset-Backed Securities–1.10%
AGL CLO 29 Ltd., Series 2024-29A, Class A1, 6.19% (3 mo. Term SOFR + 1.57%), 04/21/2037(d)(i)	533,000	535,674
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	66,192	36,902
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(d)	235,000	221,415
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco V.I. Equity and Income Fund

Principal Amount		Value

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(m)	$16,558	$15,951
Series 2020-3, Class A1, 1.69%, 04/25/2065(d)(m)	63,981	60,070
Series 2021-3, Class A1, 1.07%, 05/25/2066(d)(m)	42,039	35,699
Series 2021-7, Class A1, 1.98%, 10/25/2066(d)(m)	108,244	91,663
Series 2022-1, Class A1, 2.88%, 12/25/2066(d)(m)	196,695	178,126
Series 2023-6, Class A1, 6.50%, 12/25/2067(d)(m)	76,995	77,692
Series 2024-2, Class A1, 5.99%, 01/25/2069(d)(m)	287,499	288,451
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(d)	415,000	405,399
Series 2023-1A, Class A, 5.25%, 04/20/2029(d)	100,000	101,129
Series 2023-4A, Class A, 5.49%, 06/20/2029(d)	291,000	296,012
Bain Capital Credit CLO Ltd., Series 2021-1A, Class A, 5.95% (3 mo. Term SOFR + 1.32%), 04/18/2034(d)(i)	125,000	125,313
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	15,346	12,808
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(m)	4,426	3,874
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 6.28%, 06/25/2034(m)	11,619	11,105
Bank, Series 2019-BNK16, Class XA, IO, 0.93%, 02/15/2052(n)	1,427,809	41,949
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(d)(m)	170,820	142,480
Series 2021-4, Class A4, 2.50%, 10/25/2051(d)(m)	170,820	136,552
Series 2021-4, Class A8, 2.50%, 10/25/2051(d)(m)	153,094	134,105
Series 2021-5, Class A1, 3.00%, 11/25/2051(d)(m)	177,406	148,416
Series 2021-5, Class A2, 2.50%, 11/25/2051(d)(m)	216,471	173,585
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(i)	71,085	66,810
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(i)	24,445	23,059
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.53%, 01/15/2051(n)	1,391,132	18,169
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(m)	25,651	24,754
Principal Amount		Value

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.36% (1 mo. Term SOFR + 0.96%), 11/15/2038(d)(i)	$95,243	$95,197
Series 2021-VOLT, Class A, 5.21% (1 mo. Term SOFR + 0.81%), 09/15/2036(d)(i)	210,000	209,686
Series 2021-VOLT, Class B, 5.46% (1 mo. Term SOFR + 1.06%), 09/15/2036(d)(i)	190,000	189,386
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(d)	105,000	105,574
Series 2022-LBA6, Class A, 5.40% (1 mo. Term SOFR + 1.00%), 01/15/2039(d)(i)	185,000	185,089
Series 2022-LBA6, Class B, 5.70% (1 mo. Term SOFR + 1.30%), 01/15/2039(d)(i)	110,000	109,867
Series 2022-LBA6, Class C, 6.00% (1 mo. Term SOFR + 1.60%), 01/15/2039(d)(i)	100,000	99,832
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.89%, 11/13/2050(n)	662,991	12,150
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(d)(m)	3,129	2,919
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.84%, 01/25/2036(m)	29,736	27,244
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(n)	1,777,789	38,029
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(i)	57,129	56,123
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(d)(m)	170,933	136,642
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(d)(m)	71,396	62,755
Series 2022-1, Class A1, 2.28%, 12/27/2066(d)(m)	109,316	97,878
Series 2022-2, Class A1, 2.99%, 02/25/2067(d)(m)	112,787	103,533
Series 2022-3, Class A1, 3.90%, 02/25/2067(d)(m)	195,401	186,123
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	21,485	12,752
Series 2006-6, Class A3, 6.00%, 04/25/2036	16,140	7,745
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco V.I. Equity and Income Fund

Principal Amount		Value

Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(d)(m)	$27,101	$24,150
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(d)(m)	36,713	32,409
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(d)(m)	133,089	126,190
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(d)(m)	100,000	87,841
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(d)(m)	200,371	197,377
Cross Mortgage Trust, Series 2024-H2, Class A1, 6.09%, 04/25/2069(d)(m)	143,590	144,676
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	497,533
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	78,799	37,942
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(d)	180,000	180,945
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(d)(m)	4,284	4,228
Series 2021-1, Class A1, 0.80%, 02/25/2066(d)(m)	26,326	22,440
Series 2022-1, Class A1, 2.21%, 01/25/2067(d)(m)	105,676	91,192
Series 2022-3, Class A1, 5.00%, 08/25/2067(d)(m)	198,285	197,363
Empower CLO Ltd., Series 2024-1A, Class A1, 6.23% (3 mo. Term SOFR + 1.60%), 04/25/2037(d)(i)	250,000	252,267
Extended Stay America Trust, Series 2021-ESH, Class B, 5.89% (1 mo. Term SOFR + 1.49%), 07/15/2038(d)(i)	92,483	92,620
First Horizon Alternative Mortgage Securities Trust, Series 2005- FA8, Class 1A6, 5.10% (1 mo. Term SOFR + 0.76%), 11/25/2035(i)	34,122	13,988
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(d)(m)	260,706	227,844
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(d)(m)	67,135	58,901
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(d)	266,934	271,906
Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 5.98% (3 mo. Term SOFR + 1.35%), 01/25/2032(d)(i)	188,864	189,142
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	225,000	195,219
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(d)(m)	140,808	123,208
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.52%, 07/25/2035(m)	1,475	1,370
Principal Amount		Value

Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(d)	$113,000	$106,154
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(d)	54,100	54,329
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	19,713	18,070
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(m)	12,814	12,868
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(d)(m)	187,007	152,380
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(d)(m)	188,968	190,093
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(m)	270,000	246,392
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	100,143
Series 2015-C27, Class XA, IO, 1.01%, 02/15/2048(n)	796,903	8
Life Mortgage Trust,
Series 2021-BMR, Class A, 5.21% (1 mo. Term SOFR + 0.81%), 03/15/2038(d)(i)	103,107	101,874
Series 2021-BMR, Class B, 5.39% (1 mo. Term SOFR + 0.99%), 03/15/2038(d)(i)	170,524	168,388
Series 2021-BMR, Class C, 5.61% (1 mo. Term SOFR + 1.21%), 03/15/2038(d)(i)	83,279	82,139
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.03% (3 mo. Term SOFR + 1.41%), 04/19/2033(d)(i)	595,465	596,656
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 5.95% (3 mo. Term SOFR + 1.29%), 10/15/2032(d)(i)	250,000	250,271
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 6.90%, 04/21/2034(m)	6,438	6,287
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(d)(m)	108,555	94,919
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(d)(m)	107,873	94,108
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(d)(m)	128,410	111,627
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.21% (1 mo. Term SOFR + 0.81%), 07/15/2038(d)(i)	105,000	104,936
Series 2021-STOR, Class B, 5.41% (1 mo. Term SOFR + 1.01%), 07/15/2038(d)(i)	105,000	104,591
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(n)	607,948	12,830
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco V.I. Equity and Income Fund

Principal Amount		Value

Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(d)(m)	$101,524	$87,994
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 5.97% (3 mo. Term SOFR + 1.32%), 04/16/2033(d)(i)	246,019	246,197
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(d)(m)	125,531	116,617
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(d)(m)	164,510	136,204
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(d)(m)	134,813	118,366
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(d)(m)	110,000	95,992
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(d)(m)	273,970	274,306
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(d)(m)	121,758	106,840
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(d)(m)	254,294	259,298
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(d)	104,084	95,053
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(d)	202,126	199,593
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,878	2,257
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(m)	7,949	7,826
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(d)	114,941	110,939
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(d)(m)	241,569	220,592
Series 2022-1, Class A2, 3.58%, 03/27/2062(d)(m)	106,462	95,354
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(d)	96,750	85,628
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(d)	96,750	78,521
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(d)(m)	70,267	65,155
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(m)	5,243	5,000
Series 2021-6, Class A1, 1.92%, 11/25/2066(d)(m)	190,106	164,414
Series 2022-1, Class A1, 2.45%, 12/25/2066(d)(m)	139,390	121,361
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(d)	134,266	122,749
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(d)	225,470	206,117
Principal Amount		Value

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(n)	$1,022,919	$21,263
Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(d)(m)	24,940	24,463
Series 2020-1, Class A2, 3.64%, 01/25/2060(d)(m)	34,943	34,301
Series 2021-1, Class A1B, 1.32%, 01/25/2066(d)(m)	33,675	29,644
Series 2021-7, Class A1, 1.83%, 10/25/2066(d)(m)	159,638	140,812
Series 2021-R1, Class A1, 0.82%, 10/25/2063(d)(m)	38,568	36,396
Series 2022-1, Class A1, 2.72%, 01/25/2067(d)(m)	110,200	100,058
Series 2022-3, Class A1, 4.13%, 02/25/2067(d)(m)	145,727	137,420
Series 2022-7, Class A1, 5.15%, 07/25/2067(d)(m)	77,551	77,088
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(d)(m)	92,712	93,320
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	27,587	26,240
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 6.55%, 10/25/2033(m)	17,153	16,319
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(m)	22,182	20,362
Series 2005-AR16, Class 1A1, 4.76%, 12/25/2035(m)	21,990	19,884
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(n)	998,989	20,750
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	421,000	425,261
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	24,172	23,467
Total Asset-Backed Securities (Cost $16,289,471)		15,094,921
Shares
Preferred Stocks–0.54%
Asset Management & Custody Banks–0.18%
AMG Capital Trust II, 5.15%, Conv. Pfd.	44,432	2,435,984
Diversified Financial Services–0.02%
Apollo Global Management, Inc., 7.63%, Pfd.(f)	11,550	305,960
Oil & Gas Storage & Transportation–0.34%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,583,952
Total Preferred Stocks (Cost $5,976,676)		7,325,896
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco V.I. Equity and Income Fund

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.16%
Collateralized Mortgage Obligations–0.03%
Fannie Mae Interest STRIPS,
IO, 6.50%, 02/25/2032 to 02/25/2033(n)(o)	$60,590	$7,905
7.00%, 04/25/2032(o)	2,150	336
6.00%, 06/25/2033 to 09/25/2035(n)(o)	52,961	7,179
5.50%, 09/25/2033 to 06/25/2035(o)	105,968	15,006
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(o)	21,187	494
2.42% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(i)(o)	12,404	705
3.22% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(i)(o)	22,354	1,982
3.27% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(i)(o)	4,876	431
3.42% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(i)(o)	6,116	645
3.32% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(i)(o)	69,209	7,226
3.39% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(i)(o)	5,077	303
3.57% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(i)(o)	33,000	4,472
2.87% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(i)(o)	4,494	474
1.37% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(i)(o)	17,024	867
2.07% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(i)(o)	2,029	97
1.92% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(i)(o)	115,552	6,615
2.02% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(i)(o)	43,397	3,386
3.50%, 08/25/2035(o)	148,793	16,016
1.42% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(i)(o)	13,851	1,101
1.86% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(i)(o)	23,387	1,742
1.87% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(i)(o)	27,968	2,048
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.47% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(i)(o)	$105,777	$10,203
1.22% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(i)(o)	279,843	24,248
6.00%, 11/25/2028	6,488	6,560
5.50%, 04/25/2035 to 07/25/2046(o)	110,398	75,453
4.93% (30 Day Average SOFR + 0.36%), 08/25/2035(i)	6,317	6,264
7.39% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(i)	16,919	20,298
7.03% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(i)	1,610	1,790
7.03% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(i)	8,521	8,659
5.62% (30 Day Average SOFR + 1.05%), 06/25/2037(i)	8,446	8,522
4.00%, 03/25/2041 to 08/25/2047(o)	72,675	13,635
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.63%, 02/25/2026(n)	1,926,286	9,005
Series K735, Class X1, IO, 0.96%, 05/25/2026(n)	1,943,038	17,149
Series K093, Class X1, IO, 0.94%, 05/25/2029(n)	1,575,211	52,407
Freddie Mac REMICs,
IO, 2.94% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(i)(o)	9,870	304
3.00%, 06/15/2027 to 12/15/2027(o)	68,863	1,658
2.50%, 05/15/2028(o)	17,790	468
1.99% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(i)(o)	94,352	5,081
2.04% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(i)(o)	4,770	263
2.01% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(i)(o)	29,277	1,590
2.29% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(i)(o)	5,863	550
1.29% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(i)(o)	3,358	261
1.36% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(i)(o)	20,380	1,682
1.54% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(i)(o)	9,014	675
1.39% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(i)(o)	38,238	3,371
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
4.00%, 03/15/2045(o)	$2,939	$32
6.50%, 03/15/2032 to 06/15/2032	27,818	28,691
3.50%, 05/15/2032	5,918	5,746
7.47% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(i)	3,262	3,964
5.11% (30 Day Average SOFR + 0.51%), 09/15/2035(i)	16,445	16,266
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(o)	5,142	265
3.00%, 12/15/2027(o)	25,846	826
3.15%, 12/15/2027(n)	7,231	216
6.50%, 02/01/2028(o)	1,653	110
6.00%, 12/15/2032(o)	8,527	898
PO, 0.00%, 06/01/2026(e)	713	695
		406,835
Federal Home Loan Mortgage Corp. (FHLMC)–0.09%
6.50%, 07/01/2028 to 04/01/2034	5,015	5,188
6.75%, 03/15/2031	682,000	763,590
7.00%, 10/01/2031 to 10/01/2037	14,950	15,515
5.00%, 12/01/2034	292	290
5.50%, 02/01/2037 to 06/01/2053	407,624	405,225
		1,189,808
Federal National Mortgage Association (FNMA)–0.04%
9.50%, 04/01/2030	7	7
7.50%, 01/01/2033	9,403	9,664
6.00%, 03/01/2037	27,849	28,885
4.00%, 05/01/2052	501,301	462,753
		501,309
Government National Mortgage Association (GNMA)–0.00%
IO, 2.04% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(i)(o)	78,400	5,413
2.14% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(i)(o)	32,886	1,994
4.50%, 09/16/2047(o)	114,113	16,566
1.69% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(i)(o)	100,686	12,054
		36,027
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,813,574)		2,133,979
Principal Amount		Value

Agency Credit Risk Transfer Notes–0.04%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 6.67% (30 Day Average SOFR + 2.10%), 03/25/2042(d)(i)	$154,201	$156,384
Series 2022-R04, Class 1M1, 6.57% (30 Day Average SOFR + 2.00%), 03/25/2042(d)(i)	82,582	83,579
Series 2023-R02, Class 1M1, 6.87% (30 Day Average SOFR + 2.30%), 01/25/2043(d)(i)	61,131	62,583
Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 6.57% (30 Day Average SOFR + 2.00%), 04/25/2042(d)(i)	102,862	104,207
Series 2022-DNA6, Class M1, STACR®, 6.72% (30 Day Average SOFR + 2.15%), 09/25/2042(d)(i)	43,875	44,300
Series 2023-DNA1, Class M1, STACR®, 6.66% (30 Day Average SOFR + 2.10%), 03/25/2043(d)(i)	48,551	49,277
Total Agency Credit Risk Transfer Notes (Cost $493,202)		500,330

Municipal Obligations–0.01%
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041 (Cost $265,000)	265,000	195,927
Shares
Money Market Funds–4.68%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(p)(q)	22,398,474	22,398,474
Invesco Treasury Portfolio, Institutional Class, 4.38%(p)(q)	41,597,754	41,597,754
Total Money Market Funds (Cost $63,996,228)		63,996,228
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $1,107,858,846)		1,363,657,618
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.87%
Invesco Private Government Fund, 4.50%(p)(q)(r)	4,850,356	4,850,356
Invesco Private Prime Fund, 4.53%(p)(q)(r)	20,677,481	20,683,684
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,534,040)		25,534,040
TOTAL INVESTMENTS IN SECURITIES–101.63% (Cost $1,133,392,886)		1,389,191,658
OTHER ASSETS LESS LIABILITIES—(1.63)%		(22,231,624)
NET ASSETS–100.00%		$1,366,960,034
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco V.I. Equity and Income Fund

Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
December 31, 2024 was $112,326,684, which represented 8.22% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2024.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on December 31, 2024.

(n)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
December 31, 2024.

(o)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,970,144	$80,085,041	$(80,656,711)	$-	$-	$22,398,474	$1,094,511
Invesco Liquid Assets Portfolio, Institutional Class	16,413,434	36,967,975	(53,375,809)	(5,792)	192	-	468,894
Invesco Treasury Portfolio, Institutional Class	26,251,593	126,815,062	(111,468,901)	-	-	41,597,754	1,564,303
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,019,935	289,885,499	(298,055,078)	-	-	4,850,356	490,186*
Invesco Private Prime Fund	34,946,455	656,661,265	(670,905,576)	(2,312)	(16,148)	20,683,684	1,321,560*
Total	$113,601,561	$1,190,414,842	$(1,214,462,075)	$(8,104)	$(15,956)	$89,530,268	$4,939,454

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco V.I. Equity and Income Fund

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 5 Year Notes	8	March-2025	$(850,438)	$4,171	$4,171

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/06/2025	Bank of New York Mellon (The)	EUR	8,367,753	USD	8,839,376	$170,591
01/06/2025	Bank of New York Mellon (The)	GBP	6,327,541	USD	8,031,978	110,743
01/06/2025	Bank of New York Mellon (The)	USD	5,238,149	CAD	7,550,551	15,349
01/06/2025	State Street Bank & Trust Co.	CAD	8,682,842	USD	6,201,414	160,094
01/06/2025	State Street Bank & Trust Co.	EUR	1,443,376	USD	1,503,272	7,970
01/06/2025	State Street Bank & Trust Co.	GBP	209,308	USD	266,593	4,567
02/06/2025	State Street Bank & Trust Co.	EUR	9,811,820	USD	10,242,395	64,939
02/06/2025	State Street Bank & Trust Co.	GBP	5,827,209	USD	7,320,897	27,881
Subtotal—Appreciation						562,134
Currency Risk
02/06/2025	Bank of New York Mellon (The)	CAD	7,550,551	USD	5,243,977	(15,391)
01/06/2025	State Street Bank & Trust Co.	CAD	115,424	USD	80,263	(46)
01/06/2025	State Street Bank & Trust Co.	EUR	259,664	USD	268,934	(72)
01/06/2025	State Street Bank & Trust Co.	USD	876,358	CAD	1,247,715	(8,229)
01/06/2025	State Street Bank & Trust Co.	USD	10,504,222	EUR	10,070,793	(71,129)
01/06/2025	State Street Bank & Trust Co.	USD	8,223,208	GBP	6,536,849	(39,946)
Subtotal—Depreciation						(134,813)
Total Forward Foreign Currency Contracts						$427,321

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco V.I. Equity and Income Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $1,043,862,618)*	$1,299,661,390
Investments in affiliated money market funds, at value (Cost $89,530,268)	89,530,268
Other investments:
Variation margin receivable — futures contracts	768
Unrealized appreciation on forward foreign currency contracts outstanding	562,134
Foreign currencies, at value (Cost $182,244)	181,639
Receivable for:
Fund shares sold	149,497
Dividends	1,235,428
Interest	2,864,427
Investment for trustee deferred compensation and retirement plans	219,312
Other assets	3,570
Total assets	1,394,408,433
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	134,813
Payable for:
Fund shares reacquired	363,437
Amount due custodian	336,824
Collateral upon return of securities loaned	25,534,040
Accrued fees to affiliates	767,152
Accrued other operating expenses	81,795
Trustee deferred compensation and retirement plans	230,338
Total liabilities	27,448,399
Net assets applicable to shares outstanding	$1,366,960,034
Net assets consist of:
Shares of beneficial interest	$1,026,554,434
Distributable earnings	340,405,600
$1,366,960,034
Net Assets:
Series I	$172,406,529
Series II	$1,194,553,505
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	9,872,895
Series II	68,945,870
Series I:
Net asset value per share	$17.46
Series II:
Net asset value per share	$17.33

*	At December 31, 2024, securities with an aggregate value of $24,112,093 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Interest	$14,829,175
Dividends (net of foreign withholding taxes of $169,545)	17,590,571
Dividends from affiliated money market funds (includes net securities lending income of $134,891)	3,262,599
Total investment income	35,682,345
Expenses:
Advisory fees	4,962,715
Administrative services fees	2,150,469
Custodian fees	18,096
Distribution fees - Series II	2,926,956
Transfer agent fees	64,203
Trustees’ and officers’ fees and benefits	34,209
Reports to shareholders	144,039
Professional services fees	76,034
Other	10,346
Total expenses	10,387,067
Less: Fees waived	(63,728)
Net expenses	10,323,339
Net investment income	25,359,006
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	79,979,128
Affiliated investment securities	(15,956)
Foreign currencies	46,458
Forward foreign currency contracts	691,056
Futures contracts	(114,791)
80,585,895
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	39,340,188
Affiliated investment securities	(8,104)
Foreign currencies	(6,098)
Forward foreign currency contracts	624,035
Futures contracts	163,349
40,113,370
Net realized and unrealized gain	120,699,265
Net increase in net assets resulting from operations	$146,058,271
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco V.I. Equity and Income Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$25,359,006	$21,472,152
Net realized gain	80,585,895	50,063,963
Change in net unrealized appreciation	40,113,370	31,982,801
Net increase in net assets resulting from operations	146,058,271	103,518,916
Distributions to shareholders from distributable earnings:
Series I	(9,726,966)	(4,940,731)
Series II	(65,305,957)	(69,956,414)
Total distributions from distributable earnings	(75,032,923)	(74,897,145)
Share transactions–net:
Series I	97,561,376	(4,133,968)
Series II	39,373,206	36,750,404
Net increase in net assets resulting from share transactions	136,934,582	32,616,436
Net increase in net assets	207,959,930	61,238,207
Net assets:
Beginning of year	1,159,000,104	1,097,761,897
End of year	$1,366,960,034	$1,159,000,104
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco V.I. Equity and Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$16.48	$0.38	$1.62	$2.00	$(0.32)	$(0.70)	$(1.02)	$17.46	12.12%	$172,407	0.57%	0.57%	2.15%	131%
Year ended 12/31/23	16.14	0.35	1.22	1.57	(0.34)	(0.89)	(1.23)	16.48	10.56	69,223	0.56	0.56	2.16	148
Year ended 12/31/22	20.69	0.33	(1.94)	(1.61)	(0.34)	(2.60)	(2.94)	16.14	(7.51)	71,423	0.56	0.56	1.77	146
Year ended 12/31/21	17.93	0.25	3.09	3.34	(0.38)	(0.20)	(0.58)	20.69	18.65	79,349	0.55	0.55	1.24	144
Year ended 12/31/20	17.52	0.30	1.30	1.60	(0.42)	(0.77)	(1.19)	17.93	9.95	43,099	0.56	0.57	1.84	96
Series II
Year ended 12/31/24	16.36	0.33	1.63	1.96	(0.29)	(0.70)	(0.99)	17.33	11.91	1,194,554	0.82	0.82	1.90	131
Year ended 12/31/23	16.03	0.31	1.20	1.51	(0.29)	(0.89)	(1.18)	16.36	10.24	1,089,778	0.81	0.81	1.91	148
Year ended 12/31/22	20.55	0.28	(1.92)	(1.64)	(0.28)	(2.60)	(2.88)	16.03	(7.71)	1,026,339	0.81	0.81	1.52	146
Year ended 12/31/21	17.82	0.20	3.07	3.27	(0.34)	(0.20)	(0.54)	20.55	18.35	1,283,805	0.80	0.80	0.99	144
Year ended 12/31/20	17.42	0.26	1.28	1.54	(0.37)	(0.77)	(1.14)	17.82	9.65	1,224,382	0.81	0.82	1.59	96

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2024, the portfolio turnover calculation excludes the value of securities purchased of $162,992,332 and sold of $58,503,043 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Conservative Balanced Fund into the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco V.I. Equity and Income Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Equity and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objectives are both capital appreciation and current income.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
27
Invesco V.I. Equity and Income Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund.
28
Invesco V.I. Equity and Income Fund

Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $1,793 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
P.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad
29
Invesco V.I. Equity and Income Fund

may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $150 million	0.500%
Next $100 million	0.450%
Next $100 million	0.400%
Over $350 million	0.350%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.38%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $63,728.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $184,832 for accounting and fund administrative services and was reimbursed $1,965,637 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $64,539 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
30
Invesco V.I. Equity and Income Fund

The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$833,275,841	$23,668,372	$—	$856,944,213
U.S. Dollar Denominated Bonds & Notes	—	301,772,993	454,038	302,227,031
U.S. Treasury Securities	—	115,239,093	—	115,239,093
Asset-Backed Securities	—	15,094,921	—	15,094,921
Preferred Stocks	7,325,896	—	—	7,325,896
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	2,133,979	—	2,133,979
Agency Credit Risk Transfer Notes	—	500,330	—	500,330
Municipal Obligations	—	195,927	—	195,927
Money Market Funds	63,996,228	25,534,040	—	89,530,268
Total Investments in Securities	904,597,965	484,139,655	454,038	1,389,191,658
Other Investments - Assets*
Futures Contracts	4,171	—	—	4,171
Forward Foreign Currency Contracts	—	562,134	—	562,134
	4,171	562,134	—	566,305
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(134,813)	—	(134,813)
Total Other Investments	4,171	427,321	—	431,492
Total Investments	$904,602,136	$484,566,976	$454,038	$1,389,623,150

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$4,171	$4,171
Unrealized appreciation on forward foreign currency contracts outstanding	562,134	—	562,134
Total Derivative Assets	562,134	4,171	566,305
Derivatives not subject to master netting agreements	—	(4,171)	(4,171)
Total Derivative Assets subject to master netting agreements	$562,134	$—	$562,134

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(134,813)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(134,813)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
31
Invesco V.I. Equity and Income Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of December 31, 2024.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$296,683	$(15,391)	$281,292	$—	$—	$281,292
State Street Bank & Trust Co.	265,451	(119,422)	146,029	—	—	146,029
Total	$562,134	$(134,813)	$427,321	$—	$—	$427,321
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$691,056	$-	$691,056
Futures contracts	-	(114,791)	(114,791)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	624,035	-	624,035
Futures contracts	-	163,349	163,349
Total	$1,315,091	$48,558	$1,363,649
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$70,997,903	$2,954,004

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$22,061,449	$18,698,527
Long-term capital gain	52,971,474	56,198,618
Total distributions	$75,032,923	$74,897,145

*	Includes short-term capital gain distributions, if any.

32
Invesco V.I. Equity and Income Fund

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$29,607,733
Undistributed long-term capital gain	68,262,896
Net unrealized appreciation — investments	242,695,839
Net unrealized appreciation (depreciation) — foreign currencies	(308)
Temporary book/tax differences	(160,560)
Shares of beneficial interest	1,026,554,434
Total net assets	$1,366,960,034
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales,convertible securities and equity securities.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $342,566,994 and $364,808,565, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$279,423,465
Aggregate unrealized (depreciation) of investments	(36,727,626)
Net unrealized appreciation of investments	$242,695,839
Cost of investments for tax purposes is $1,146,927,311.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of tax deferrals acquired in the reorganization of Invesco V.I. Conservative Balanced Fund into the Fund, undistributed net investment income was decreased by $59,460, undistributed net realized gain was decreased by $4,435,792 and shares of beneficial interest was increased by $4,495,252. These reclassifications had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	347,231	$6,119,880	335,065	$5,523,303
Series II	4,338,454	75,427,297	15,566,349	252,341,098
Issued as reinvestment of dividends:
Series I	555,192	9,726,966	333,833	4,940,731
Series II	3,755,374	65,305,957	4,758,940	69,956,414
Issued in connection with acquisitions:(b)
Series I	6,222,261	107,096,401	-	-
Series II	5,012,878	85,597,463	-	-
33
Invesco V.I. Equity and Income Fund

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(1,452,950)	$(25,381,871)	(892,355)	$(14,598,002)
Series II	(10,774,230)	(186,957,511)	(17,743,643)	(285,547,108)
Net increase in share activity	8,004,210	$136,934,582	2,358,189	$32,616,436

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)
After the close of business on April 26, 2024, the Fund acquired all the net assets of Invesco V.I. Conservative Balanced Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on September 20, 2023 and by the shareholders of the Target Fund on January 18, 2024.
The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 11,235,138 shares of the Fund for 12,654,705 shares outstanding of the Target Fund as of the close of business on April 26, 2024. Shares of the
Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 26, 2024. The Target Fund’s net assets as of the close of business on April 26, 2024 of $192,693,864, including $24,397,837 of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were
$1,162,768,272 and $1,355,462,136 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2024 assuming the reorganization had been completed on January 1, 2024, the beginning of the annual reporting period are as follows:

Net investment income	$26,819,083
Net realized/unrealized gains	123,920,038
Change in net assets resulting from operations	$150,739,121
   As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 27, 2024.
34
Invesco V.I. Equity and Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Equity and Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Equity and Income Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
35
Invesco V.I. Equity and Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$52,971,474
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	48.71%
U.S. Treasury Obligations*	21.41%
Qualified Business Income*	0.00%
Business Interest Income*	38.67%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
36
Invesco V.I. Equity and Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
37
Invesco V.I. Equity and Income Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. EQV International Equity Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Report of Independent Registered Public Accounting Firm
14	Distribution Information
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIIGR-NCSR

Schedule of Investments
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–98.47%
Australia–2.80%
Aristocrat Leisure Ltd.	565,863	$23,896,696
CSL Ltd.	45,139	7,874,533
		31,771,229
Brazil–2.33%
MercadoLibre, Inc.(a)	9,024	15,344,771
TOTVS S.A.	2,578,100	11,172,869
		26,517,640
Canada–8.11%
Alimentation Couche-Tard, Inc.	153,854	8,532,638
Canadian Pacific Kansas City Ltd.	238,104	17,240,158
Celestica, Inc.(a)	199,324	18,395,299
CGI, Inc., Class A	206,246	22,566,608
RB Global, Inc.	282,017	25,454,023
		92,188,726
China–5.16%
Airtac International Group	631,000	16,207,850
New Oriental Education & Technology Group, Inc.	875,400	5,583,312
Shenzhen Inovance Technology Co. Ltd., A Shares	1,602,400	12,858,849
Trip.com Group Ltd.(a)	249,750	17,187,875
Wuliangye Yibin Co. Ltd., A Shares	354,441	6,800,500
		58,638,386
Denmark–3.33%
Coloplast A/S, Class B	116,424	12,755,664
Novo Nordisk A/S, Class B	290,169	25,036,312
		37,791,976
France–11.99%
Air Liquide S.A.	88,152	14,329,961
Arkema S.A.	143,609	10,927,536
Capgemini SE	61,788	10,091,681
Edenred SE	225,345	7,408,441
LVMH Moet Hennessy Louis Vuitton SE	30,279	19,917,306
Pernod Ricard S.A.	102,020	11,526,921
Publicis Groupe S.A.	205,292	21,855,307
Schneider Electric SE	99,962	24,886,117
TotalEnergies SE	274,161	15,274,836
		136,218,106
Germany–2.83%
Allianz SE	28,018	8,611,690
Deutsche Boerse AG	46,394	10,687,144
Deutsche Telekom AG	427,978	12,823,537
		32,122,371
Hong Kong–2.49%
AIA Group Ltd.	1,287,200	9,245,779
Techtronic Industries Co. Ltd.	1,452,000	19,087,910
		28,333,689
India–3.07%
HDFC Bank Ltd., ADR	369,946	23,624,751
Shares		Value
India–(continued)
SBI Life Insurance Co. Ltd.(b)	691,560	$11,206,670
		34,831,421
Ireland–2.40%
Flutter Entertainment PLC(a)	58,093	15,014,136
Kingspan Group PLC	168,578	12,255,199
		27,269,335
Israel–1.71%
Teva Pharmaceutical Industries Ltd., ADR(a)	882,816	19,457,265
Italy–1.77%
FinecoBank Banca Fineco S.p.A.	1,151,983	20,105,255
Japan–11.65%
Asahi Group Holdings Ltd.	1,801,900	18,903,167
FANUC Corp.	464,300	12,128,889
Hoya Corp.	116,500	14,458,383
Keyence Corp.	37,300	15,161,381
M3, Inc.	519,900	4,504,857
Shimano, Inc.	131,200	17,648,701
SMC Corp.	34,400	13,358,256
Sony Group Corp.	1,062,000	22,382,220
Tokyo Electron Ltd.	91,700	13,784,278
		132,330,132
Mexico–1.47%
Wal-Mart de Mexico S.A.B. de C.V., Series V	6,324,536	16,649,263
Netherlands–4.49%
ASM International N.V.	14,626	8,456,535
ASML Holding N.V.	17,503	12,259,700
Heineken N.V.	140,191	9,991,290
Wolters Kluwer N.V.	122,391	20,334,569
		51,042,094
Singapore–1.80%
STMicroelectronics N.V.	225,414	5,645,907
United Overseas Bank Ltd.	556,866	14,788,060
		20,433,967
South Korea–1.05%
Samsung Electronics Co. Ltd.	335,972	11,989,767
Sweden–4.05%
Investor AB, Class B	1,369,372	36,270,462
Svenska Handelsbanken AB, Class A	946,657	9,774,273
		46,044,735
Switzerland–2.82%
Cie Financiere Richemont S.A.	91,824	13,890,595
Nestle S.A.	120,109	9,854,122
SGS S.A.	82,238	8,249,901
		31,994,618
Taiwan–3.71%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	213,638	42,191,369
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. EQV International Equity Fund

Shares		Value
Thailand–0.85%
Bangkok Dusit Medical Services PCL, Foreign Shares	13,409,900	$9,625,168
United Kingdom–11.26%
Ashtead Group PLC	261,778	16,195,693
BAE Systems PLC	1,076,277	15,439,486
DCC PLC	61,205	3,921,774
Haleon PLC	3,556,423	16,769,064
London Stock Exchange Group PLC	130,537	18,425,927
RELX PLC	713,924	32,347,153
Rentokil Initial PLC	1,713,270	8,551,739
Shell PLC	521,958	16,269,949
		127,920,785
United States–7.33%
Broadcom, Inc.	108,876	25,241,812
CRH PLC	256,378	23,720,093
Shares		Value
United States–(continued)
ICON PLC(a)	92,404	$19,378,043
Linde PLC	35,750	14,967,452
		83,307,400
Total Common Stocks & Other Equity Interests (Cost $806,327,945)		1,118,774,697
Money Market Funds–1.26%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(c)(d)	5,191,752	5,191,752
Invesco Treasury Portfolio, Institutional Class, 4.38%(c)(d)	9,137,992	9,137,992
Total Money Market Funds (Cost $14,329,744)		14,329,744
TOTAL INVESTMENTS IN SECURITIES—99.73% (Cost $820,657,689)		1,133,104,441
OTHER ASSETS LESS LIABILITIES–0.27%		3,081,875
NET ASSETS–100.00%		$1,136,186,316
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at December 31, 2024 represented less than 1% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,259,672	$92,269,540	$(93,337,460)	$-	$-	$5,191,752	$430,208
Invesco Liquid Assets Portfolio, Institutional Class	3,969,893	39,692,004	(43,659,367)	(3,560)	1,030	-	185,678
Invesco Treasury Portfolio, Institutional Class	7,153,912	136,048,107	(134,064,027)	-	-	9,137,992	588,548
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	353,610	89,720,401	(90,074,011)	-	-	-	185,314*
Invesco Private Prime Fund	909,283	214,268,203	(215,175,971)	(123)	(1,392)	-	491,912*
Total	$18,646,370	$571,998,255	$(576,310,836)	$(3,683)	$(362)	$14,329,744	$1,881,660

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. EQV International Equity Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $806,327,945)	$1,118,774,697
Investments in affiliated money market funds, at value (Cost $14,329,744)	14,329,744
Cash	186,900
Foreign currencies, at value (Cost $2,117,976)	2,082,882
Receivable for:
Investments sold	271,977
Fund shares sold	520,477
Dividends	2,076,617
Investment for trustee deferred compensation and retirement plans	216,241
Other assets	3,052
Total assets	1,138,462,587
Liabilities:
Payable for:
Investments purchased	773,951
Fund shares reacquired	398,664
Accrued foreign taxes	138,594
Accrued fees to affiliates	651,685
Accrued other operating expenses	84,479
Trustee deferred compensation and retirement plans	228,898
Total liabilities	2,276,271
Net assets applicable to shares outstanding	$1,136,186,316
Net assets consist of:
Shares of beneficial interest	$777,356,912
Distributable earnings	358,829,404
$1,136,186,316
Net Assets:
Series I	$464,052,348
Series II	$672,133,968
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	13,845,396
Series II	20,434,427
Series I:
Net asset value per share	$33.52
Series II:
Net asset value per share	$32.89
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $2,216,334)	$21,187,550
Dividends from affiliated money market funds (includes net securities lending income of $101,036)	1,305,470
Total investment income	22,493,020
Expenses:
Advisory fees	8,753,853
Administrative services fees	2,024,921
Custodian fees	104,617
Distribution fees - Series II	1,828,598
Transfer agent fees	61,096
Trustees’ and officers’ fees and benefits	34,544
Reports to shareholders	298,885
Professional services fees	81,784
Other	10,084
Total expenses	13,198,382
Less: Fees waived	(25,066)
Net expenses	13,173,316
Net investment income	9,319,704
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $69,843)	76,628,606
Affiliated investment securities	(362)
Foreign currencies	(191,521)
76,436,723
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $140,847)	(75,241,485)
Affiliated investment securities	(3,683)
Foreign currencies	(166,174)
(75,411,342)
Net realized and unrealized gain	1,025,381
Net increase in net assets resulting from operations	$10,345,085
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. EQV International Equity Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$9,319,704	$11,690,043
Net realized gain	76,436,723	4,873,173
Change in net unrealized appreciation (depreciation)	(75,411,342)	175,045,941
Net increase in net assets resulting from operations	10,345,085	191,609,157
Distributions to shareholders from distributable earnings:
Series I	(10,853,697)	(1,382,541)
Series II	(14,913,687)	(526,344)
Total distributions from distributable earnings	(25,767,384)	(1,908,885)
Share transactions–net:
Series I	(62,907,729)	90,641,189
Series II	(68,946,579)	(70,040,535)
Net increase (decrease) in net assets resulting from share transactions	(131,854,308)	20,600,654
Net increase (decrease) in net assets	(147,276,607)	210,300,926
Net assets:
Beginning of year	1,283,462,923	1,073,161,997
End of year	$1,136,186,316	$1,283,462,923
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. EQV International Equity Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$34.09	$0.32	$(0.07)(d)	$0.25	$(0.63)	$(0.19)	$(0.82)	$33.52	0.62%	$464,052	0.92%	0.92%	0.90%	31%
Year ended 12/31/23	28.94	0.36	4.87	5.23	(0.06)	(0.02)	(0.08)	34.09	18.15	532,382	0.90	0.90	1.13	34
Year ended 12/31/22	41.41	0.36	(8.39)	(8.03)	(0.60)	(3.84)	(4.44)	28.94	(18.31)	370,151	0.91	0.91	1.06	45
Year ended 12/31/21	42.52	0.27	2.22	2.49	(0.57)	(3.03)	(3.60)	41.41	5.89	475,732	0.89	0.89	0.60	34
Year ended 12/31/20	39.05	0.24	5.04	5.28	(0.92)	(0.89)	(1.81)	42.52	14.02	468,726	0.91	0.91	0.65	52
Series II
Year ended 12/31/24	33.47	0.23	(0.08)(d)	0.15	(0.54)	(0.19)	(0.73)	32.89	0.34	672,134	1.17	1.17	0.65	31
Year ended 12/31/23	28.42	0.27	4.80	5.07	—	(0.02)	(0.02)	33.47	17.86	751,081	1.15	1.15	0.88	34
Year ended 12/31/22	40.72	0.27	(8.24)	(7.97)	(0.49)	(3.84)	(4.33)	28.42	(18.50)	703,011	1.16	1.16	0.81	45
Year ended 12/31/21	41.88	0.15	2.19	2.34	(0.47)	(3.03)	(3.50)	40.72	5.61	929,768	1.14	1.14	0.35	34
Year ended 12/31/20	38.48	0.15	4.95	5.10	(0.81)	(0.89)	(1.70)	41.88	13.74	973,322	1.16	1.16	0.40	52

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. EQV International Equity Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. EQV International Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
7
Invesco V.I. EQV International Equity Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund.
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Invesco V.I. EQV International Equity Fund

Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; lack of publicly available information; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.
The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. In addition, export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers, or a downturn in any of the economies
9
Invesco V.I. EQV International Equity Fund

of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has recently imposed tariffs on the other country’s products. Further, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
The Fund’s Japanese investments may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, increasing competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts and natural disasters, as well as by commodity markets fluctuations related to Japan’s limited natural resource supply. The Japanese economy also faces several other concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Over $250 million	0.700%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.71%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $25,066.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $177,853 for accounting and fund administrative services and was reimbursed $1,847,068 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $1,320 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
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Invesco V.I. EQV International Equity Fund

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$31,771,229	$—	$31,771,229
Brazil	15,344,771	11,172,869	—	26,517,640
Canada	92,188,726	—	—	92,188,726
China	—	58,638,386	—	58,638,386
Denmark	—	37,791,976	—	37,791,976
France	—	136,218,106	—	136,218,106
Germany	—	32,122,371	—	32,122,371
Hong Kong	—	28,333,689	—	28,333,689
India	23,624,751	11,206,670	—	34,831,421
Ireland	15,014,136	12,255,199	—	27,269,335
Israel	19,457,265	—	—	19,457,265
Italy	—	20,105,255	—	20,105,255
Japan	—	132,330,132	—	132,330,132
Mexico	16,649,263	—	—	16,649,263
Netherlands	—	51,042,094	—	51,042,094
Singapore	—	20,433,967	—	20,433,967
South Korea	—	11,989,767	—	11,989,767
Sweden	—	46,044,735	—	46,044,735
Switzerland	—	31,994,618	—	31,994,618
Taiwan	42,191,369	—	—	42,191,369
Thailand	—	9,625,168	—	9,625,168
United Kingdom	—	127,920,785	—	127,920,785
United States	83,307,400	—	—	83,307,400
Money Market Funds	14,329,744	—	—	14,329,744
Total Investments	$322,107,425	$810,997,016	$—	$1,133,104,441
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$19,444,036	$1,005,918
Long-term capital gain	6,323,348	902,967
Total distributions	$25,767,384	$1,908,885

*	Includes short-term capital gain distributions, if any.

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Invesco V.I. EQV International Equity Fund

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$16,871,481
Undistributed long-term capital gain	68,566,821
Net unrealized appreciation — investments	273,594,274
Net unrealized appreciation (depreciation) — foreign currencies	(66,950)
Temporary book/tax differences	(136,222)
Shares of beneficial interest	777,356,912
Total net assets	$1,136,186,316
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and passive foreign investment companies.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $378,310,295 and $524,897,122, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$317,909,003
Aggregate unrealized (depreciation) of investments	(44,314,729)
Net unrealized appreciation of investments	$273,594,274
Cost of investments for tax purposes is $859,510,167.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of passive foreign investment companies, on December 31, 2024, undistributed net investment income was increased by $3,204,547 and undistributed net realized gain was decreased by $3,204,547. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 9—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	1,522,236	$53,242,413	5,032,872	$160,271,733
Series II	1,405,435	48,224,302	2,486,418	77,148,430
Issued as reinvestment of dividends:
Series I	311,351	10,853,697	47,170	1,382,541
Series II	435,818	14,913,687	18,282	526,344
Reacquired:
Series I	(3,605,418)	(127,003,839)	(2,253,713)	(71,013,085)
Series II	(3,848,642)	(132,084,568)	(4,798,130)	(147,715,309)
Net increase (decrease) in share activity	(3,779,220)	$(131,854,308)	532,899	$20,600,654

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. EQV International Equity Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. EQV International Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. EQV International Equity Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of  December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
13
Invesco V.I. EQV International Equity Fund

Distribution Information
Shareholders were sent a notice from the Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in October of 2024.  Subsequently, certain of these estimates have been corrected.  Listed below is a written statement of the sources of this distribution, as corrected, on a generally accepted accounting principles (“GAAP”) basis.
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
10/24/2024	Series I	$0.2987	$0.1816	$0.3273	$0.8121
10/24/2024	Series II	$0.2101	$0.1816	$0.3273	$0.7235
Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for U.S. federal income tax purposes. This notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.
14
Invesco V.I. EQV International Equity Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$6,323,348
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	4.14%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Foreign Taxes	$0.0636	per share
Foreign Source Income	$0.6713	per share
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco V.I. EQV International Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco V.I. EQV International Equity Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Global Core Equity Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Report of Independent Registered Public Accounting Firm
14	Tax Information
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIGCE-NCSR

Schedule of Investments
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–94.78%
Australia–0.47%
Rio Tinto PLC	5,826	$343,909
Canada–5.46%
Canadian Pacific Kansas City Ltd.	21,540	1,559,625
Constellation Software, Inc.	495	1,530,649
Dollarama, Inc.	9,261	903,776
		3,994,050
China–2.25%
Tencent Holdings Ltd.	30,800	1,643,883
France–3.57%
Hermes International S.C.A.	240	575,849
L’Oreal S.A.	1,695	600,035
LVMH Moet Hennessy Louis Vuitton SE	1,750	1,151,137
TotalEnergies SE	5,056	281,694
		2,608,715
Ireland–1.67%
Accenture PLC, Class A	3,474	1,222,119
Italy–0.81%
Recordati Industria Chimica e Farmaceutica S.p.A.	4,229	221,703
Ryanair Holdings PLC, ADR	8,451	368,379
		590,082
Japan–0.71%
Hoya Corp.	4,200	521,246
Netherlands–2.34%
ASML Holding N.V.	815	570,854
IMCD N.V.	7,674	1,140,438
		1,711,292
South Korea–0.27%
Samsung Electronics Co. Ltd.	5,580	199,132
Sweden–0.90%
Atlas Copco AB, Class A	42,928	655,152
Taiwan–2.13%
Taiwan Semiconductor Manufacturing Co. Ltd.	48,000	1,560,001
United Kingdom–8.44%
3i Group PLC	49,241	2,191,875
Ashtead Group PLC	2,374	146,875
Berkeley Group Holdings PLC (The)	7,215	351,128
RELX PLC	42,166	1,909,519
Unilever PLC	27,621	1,569,441
		6,168,838
United States–65.76%
Alphabet, Inc., Class A	7,625	1,443,412
Amazon.com, Inc.(a)	12,663	2,778,136
American Express Co.	2,531	751,175
AMETEK, Inc.	2,265	408,289
Amphenol Corp., Class A	16,344	1,135,091
Shares		Value
United States–(continued)
Analog Devices, Inc.	4,762	$1,011,734
Apple, Inc.	8,917	2,232,995
Berkshire Hathaway, Inc., Class B(a)	3,176	1,439,617
Broadcom, Inc.	7,868	1,824,117
CME Group, Inc., Class A	4,460	1,035,746
Coca-Cola Co. (The)	22,376	1,393,130
Copart, Inc.(a)	8,486	487,012
Costco Wholesale Corp.	399	365,592
Danaher Corp.	5,301	1,216,845
EOG Resources, Inc.	9,637	1,181,303
Fastenal Co.(b)	4,626	332,656
Ferguson Enterprises, Inc.	6,624	1,149,728
Home Depot, Inc. (The)	2,639	1,026,545
JPMorgan Chase & Co.	4,066	974,661
Linde PLC	3,219	1,347,699
Marsh & McLennan Cos., Inc.	7,284	1,547,194
Martin Marietta Materials, Inc.	1,769	913,688
Mastercard, Inc., Class A	4,091	2,154,198
Medpace Holdings, Inc.(a)	1,106	367,446
Meta Platforms, Inc., Class A	2,478	1,450,894
Microsoft Corp.	11,423	4,814,794
Moody’s Corp.	1,237	585,559
Motorola Solutions, Inc.	763	352,681
MSCI, Inc.	1,181	708,612
NVIDIA Corp.	15,169	2,037,045
Old Dominion Freight Line, Inc.(b)	6,611	1,166,180
O’Reilly Automotive, Inc.(a)	1,448	1,717,038
Progressive Corp. (The)	4,980	1,193,258
Texas Instruments, Inc.	7,081	1,327,758
Thermo Fisher Scientific, Inc.	4,030	2,096,527
Union Pacific Corp.	4,441	1,012,726
UnitedHealth Group, Inc.	2,189	1,107,328
		48,088,409
Total Common Stocks & Other Equity Interests (Cost $56,364,551)		69,306,828
Exchange-Traded Funds–1.61%
Japan–1.61%
iShares MSCI Japan ETF(b) (Cost $1,215,599)	17,500	1,174,250
Money Market Funds–3.46%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(c)(d)	887,016	887,016
Invesco Treasury Portfolio, Institutional Class, 4.38%(c)(d)	1,645,922	1,645,922
Total Money Market Funds (Cost $2,532,938)		2,532,938
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.85% (Cost $60,113,088)		73,014,016
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.53%
Invesco Private Government Fund, 4.50%(c)(d)(e)	714,825	714,826
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Global Core Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.53%(c)(d)(e)	1,864,765	$1,865,324
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,580,150)		2,580,150
TOTAL INVESTMENTS IN SECURITIES—103.38% (Cost $62,693,238)		75,594,166
OTHER ASSETS LESS LIABILITIES–(3.38)%		(2,469,567)
NET ASSETS–100.00%		$73,124,599
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2024.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$552,723	$7,477,271	$(7,142,978)	$-	$-	$887,016	$32,193
Invesco Liquid Assets Portfolio, Institutional Class	393,564	2,021,279	(2,414,687)	(158)	2	-	11,157
Invesco Treasury Portfolio, Institutional Class	631,683	12,447,554	(11,433,315)	-	-	1,645,922	48,471
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	637,637	38,179,247	(38,102,058)	-	-	714,826	28,566*
Invesco Private Prime Fund	1,639,640	78,727,227	(78,500,736)	(143)	(664)	1,865,324	75,032*
Total	$3,855,247	$138,852,578	$(137,593,774)	$(301)	$(662)	$5,113,088	$195,419

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Global Core Equity Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $57,580,150)*	$70,481,078
Investments in affiliated money market funds, at value (Cost $5,113,088)	5,113,088
Foreign currencies, at value (Cost $66,824)	64,021
Receivable for:
Fund shares sold	178
Dividends	123,435
Investment for trustee deferred compensation and retirement plans	25,784
Other assets	173
Total assets	75,807,757
Liabilities:
Payable for:
Fund shares reacquired	10,322
Amount due custodian	122
Collateral upon return of securities loaned	2,580,150
Accrued fees to affiliates	32,966
Accrued other operating expenses	30,639
Trustee deferred compensation and retirement plans	28,959
Total liabilities	2,683,158
Net assets applicable to shares outstanding	$73,124,599
Net assets consist of:
Shares of beneficial interest	$55,334,949
Distributable earnings	17,789,650
$73,124,599
Net Assets:
Series I	$65,670,389
Series II	$7,454,210
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,930,901
Series II	671,046
Series I:
Net asset value per share	$11.07
Series II:
Net asset value per share	$11.11

*	At December 31, 2024, securities with an aggregate value of $2,206,553 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Interest	$235
Dividends (net of foreign withholding taxes of $25,646)	826,624
Dividends from affiliated money market funds (includes net securities lending income of $3,322)	95,143
Foreign withholding tax claims	8,157
Total investment income	930,159
Expenses:
Advisory fees	446,766
Administrative services fees	109,415
Custodian fees	10,516
Distribution fees - Series II	19,361
Transfer agent fees	3,237
Trustees’ and officers’ fees and benefits	22,692
Reports to shareholders	12,377
Professional services fees	50,886
Other	1,331
Total expenses	676,581
Less: Fees waived	(1,951)
Net expenses	674,630
Net investment income	255,529
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	5,057,359
Affiliated investment securities	(662)
Foreign currencies	(9,408)
5,047,289
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	4,865,002
Affiliated investment securities	(301)
Foreign currencies	(9,495)
4,855,206
Net realized and unrealized gain	9,902,495
Net increase in net assets resulting from operations	$10,158,024
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Global Core Equity Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$255,529	$475,849
Net realized gain	5,047,289	606,818
Change in net unrealized appreciation	4,855,206	10,601,887
Net increase in net assets resulting from operations	10,158,024	11,684,554
Distributions to shareholders from distributable earnings:
Series I	(1,237,903)	(332,680)
Series II	(134,734)	(28,069)
Total distributions from distributable earnings	(1,372,637)	(360,749)
Share transactions–net:
Series I	3,631,148	(3,587,204)
Series II	(1,620,819)	(1,114,109)
Net increase (decrease) in net assets resulting from share transactions	2,010,329	(4,701,313)
Net increase in net assets	10,795,716	6,622,492
Net assets:
Beginning of year	62,328,883	55,706,391
End of year	$73,124,599	$62,328,883
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Global Core Equity Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$9.67	$0.04	$1.59	$1.63	$(0.12)	$(0.11)	$(0.23)	$11.07	16.85%	$65,670	0.99%	0.99%	0.40%	56%
Year ended 12/31/23	8.00	0.07	1.66	1.73	(0.05)	(0.01)	(0.06)	9.67	21.73	54,320	0.97	0.98	0.83	110
Year ended 12/31/22	11.13	0.05	(2.52)	(2.47)	(0.04)	(0.62)	(0.66)	8.00	(21.88)	48,080	0.97	0.97	0.55	13
Year ended 12/31/21	11.49	0.04	1.81	1.85	(0.12)	(2.09)	(2.21)	11.13	15.97	65,044	0.96	0.96	0.31	27
Year ended 12/31/20	10.28	0.11	1.24	1.35	(0.14)	—	(0.14)	11.49	13.23	58,139	1.00	1.00	1.14	127
Series II
Year ended 12/31/24	9.69	0.02	1.60	1.62	(0.09)	(0.11)	(0.20)	11.11	16.72	7,454	1.24	1.24	0.15	56
Year ended 12/31/23	8.01	0.05	1.67	1.72	(0.03)	(0.01)	(0.04)	9.69	21.46	8,009	1.22	1.23	0.58	110
Year ended 12/31/22	11.14	0.03	(2.53)	(2.50)	(0.01)	(0.62)	(0.63)	8.01	(22.16)	7,626	1.22	1.22	0.30	13
Year ended 12/31/21	11.50	0.01	1.82	1.83	(0.10)	(2.09)	(2.19)	11.14	15.71	10,725	1.21	1.21	0.06	27
Year ended 12/31/20	10.28	0.09	1.24	1.33	(0.11)	—	(0.11)	11.50	13.03	10,625	1.25	1.25	0.89	127

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Global Core Equity Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
7
Invesco V.I. Global Core Equity Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in
8
Invesco V.I. Global Core Equity Fund

short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
9
Invesco V.I. Global Core Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $1 billion	0.670%
Next $500 million	0.645%
Next $1 billion	0.620%
Next $1 billion	0.595%
Next $1 billion	0.570%
Over $4.5 billion	0.545%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.67%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $1,951.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $9,459 for accounting and fund administrative services and was reimbursed $99,956 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $341 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
10
Invesco V.I. Global Core Equity Fund

The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$343,909	$—	$343,909
Canada	3,994,050	—	—	3,994,050
China	—	1,643,883	—	1,643,883
France	—	2,608,715	—	2,608,715
Ireland	1,222,119	—	—	1,222,119
Italy	368,379	221,703	—	590,082
Japan	1,174,250	521,246	—	1,695,496
Netherlands	—	1,711,292	—	1,711,292
South Korea	—	199,132	—	199,132
Sweden	—	655,152	—	655,152
Taiwan	—	1,560,001	—	1,560,001
United Kingdom	—	6,168,838	—	6,168,838
United States	48,088,409	—	—	48,088,409
Money Market Funds	2,532,938	2,580,150	—	5,113,088
Total Investments	$57,380,145	$18,214,021	$—	$75,594,166
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$1,372,637	$318,699
Long-term capital gain	—	42,050
Total distributions	$1,372,637	$360,749

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$4,349,282
Undistributed long-term capital gain	1,558,095
Net unrealized appreciation — investments	11,906,652
Net unrealized appreciation (depreciation) — foreign currencies	(4,264)
Temporary book/tax differences	(20,115)
Shares of beneficial interest	55,334,949
Total net assets	$73,124,599
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and passive foreign investment companies.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
11
Invesco V.I. Global Core Equity Fund

The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $36,497,582 and $36,829,204, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$12,891,114
Aggregate unrealized (depreciation) of investments	(984,462)
Net unrealized appreciation of investments	$11,906,652
Cost of investments for tax purposes is $63,687,514.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of passive foreign investment companies, on December 31, 2024, undistributed net investment income was increased by $192,508 and undistributed net realized gain was decreased by $192,508. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 9—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	899,731	$9,872,485	523,873	$4,575,751
Series II	6,095	64,487	9,123	82,627
Issued as reinvestment of dividends:
Series I	110,725	1,237,902	39,842	332,680
Series II	12,006	134,457	3,349	28,039
Reacquired:
Series I	(697,552)	(7,479,239)	(959,291)	(8,495,635)
Series II	(173,238)	(1,819,763)	(138,241)	(1,224,775)
Net increase (decrease) in share activity	157,767	$2,010,329	(521,345)	$(4,701,313)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. Global Core Equity Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Global Core Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Global Core Equity Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
13
Invesco V.I. Global Core Equity Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	20.59%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
14
Invesco V.I. Global Core Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco V.I. Global Core Equity Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Global Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Report of Independent Registered Public Accounting Firm
14	Tax Information
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIGLBL-NCSR

Schedule of Investments
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–100.38%
Canada–0.49%
Canadian Pacific Kansas City Ltd.	139,029	$10,061,529
China–3.15%
JD.com, Inc., ADR	1,471,062	51,001,719
Tencent Holdings Ltd.	263,200	14,047,727
		65,049,446
Denmark–1.52%
Novo Nordisk A/S, Class B	363,985	31,405,292
France–6.42%
Airbus SE	361,243	57,846,135
Dassault Systemes SE	201,259	6,964,348
EssilorLuxottica S.A.	79,437	19,377,050
LVMH Moet Hennessy Louis Vuitton SE	73,377	48,266,858
		132,454,391
Germany–4.57%
Allianz SE	40,630	12,488,150
SAP SE	332,771	81,853,046
		94,341,196
India–6.76%
DLF Ltd.	9,914,105	95,237,355
HDFC Bank Ltd.	489,830	10,129,835
ICICI Bank Ltd., ADR	1,139,033	34,011,526
		139,378,716
Israel–0.97%
Nice Ltd., ADR(a)	118,122	20,061,840
Italy–1.29%
Brunello Cucinelli S.p.A.	174,505	19,062,798
Ferrari N.V.	9,050	3,861,622
Moncler S.p.A.	70,691	3,731,814
		26,656,234
Japan–4.22%
Capcom Co. Ltd.	464,400	10,102,333
Hoya Corp.	78,000	9,680,291
Keyence Corp.	100,844	40,990,195
TDK Corp.	2,045,500	26,343,142
		87,115,961
Netherlands–1.63%
Adyen N.V.(a)(b)	9,577	14,232,168
ASML Holding N.V.	10,848	7,598,310
BE Semiconductor Industries N.V.	50,383	6,905,904
Universal Music Group N.V.	189,989	4,859,750
		33,596,132
Spain–1.33%
Amadeus IT Group S.A.	390,075	27,533,130
Sweden–4.27%
Assa Abloy AB, Class B	1,346,434	39,768,651
Atlas Copco AB, Class A	3,162,604	48,266,534
		88,035,185
Shares		Value
Switzerland–0.84%
Lonza Group AG	29,339	$17,317,005
Taiwan–0.42%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	43,291	8,549,540
United States–62.50%
Adobe, Inc.(a)	72,693	32,325,123
Alphabet, Inc., Class A	1,298,261	245,760,807
Amazon.com, Inc.(a)	165,629	36,337,346
Analog Devices, Inc.	384,037	81,592,501
Boston Scientific Corp.(a)	162,327	14,499,048
Broadcom, Inc.	150,010	34,778,318
Danaher Corp.	39,868	9,151,699
Ecolab, Inc.	38,329	8,981,251
Eli Lilly and Co.	72,452	55,932,944
Equifax, Inc.	131,521	33,518,127
IDEXX Laboratories, Inc.(a)	16,259	6,722,121
Intuit, Inc.	94,298	59,266,293
Intuitive Surgical, Inc.(a)	59,337	30,971,541
IQVIA Holdings, Inc.(a)	90,840	17,850,968
Lam Research Corp.	140,389	10,140,297
Linde PLC	14,470	6,058,155
Marriott International, Inc., Class A	76,857	21,438,492
Marvell Technology, Inc.	679,264	75,024,709
Meta Platforms, Inc., Class A	312,838	183,169,777
Microsoft Corp.	119,983	50,572,835
Netflix, Inc.(a)	19,364	17,259,520
NVIDIA Corp.	575,834	77,328,748
Phathom Pharmaceuticals, Inc.(a)(c)	448,575	3,642,429
QUALCOMM, Inc.	24,614	3,781,203
S&P Global, Inc.	177,019	88,160,773
Synopsys, Inc.(a)	17,082	8,290,920
Thermo Fisher Scientific, Inc.	14,575	7,582,352
TJX Cos., Inc. (The)	48,332	5,838,989
Visa, Inc., Class A	190,748	60,283,998
Zoetis, Inc.	21,637	3,525,316
		1,289,786,600
Total Common Stocks & Other Equity Interests (Cost $770,646,635)		2,071,342,197
Money Market Funds–0.02%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e)	148,021	148,021
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(e)	274,895	274,895
Total Money Market Funds (Cost $422,916)		422,916
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.40% (Cost $771,069,551)		2,071,765,113
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.08%
Invesco Private Government Fund, 4.50%(d)(e)(f)	444,192	444,192
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Global Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.53%(d)(e)(f)	1,157,431	$1,157,778
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,601,970)		1,601,970
TOTAL INVESTMENTS IN SECURITIES—100.48% (Cost $772,671,521)		2,073,367,083
OTHER ASSETS LESS LIABILITIES–(0.48)%		(9,809,617)
NET ASSETS–100.00%		$2,063,557,466
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at December 31, 2024 represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,503,675	$66,327,276	$(69,682,930)	$-	$-	$148,021	$86,894
Invesco Liquid Assets Portfolio, Institutional Class	2,437,605	21,270,917	(23,708,098)	(638)	214	-	31,314
Invesco Treasury Portfolio, Institutional Class	4,004,200	104,246,006	(107,975,311)	-	-	274,895	129,386
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,119,637	305,404,376	(306,079,821)	-	-	444,192	455,618*
Invesco Private Prime Fund	2,931,846	547,223,332	(548,989,232)	(32)	(8,136)	1,157,778	1,212,568*
Total	$13,996,963	$1,044,471,907	$(1,056,435,392)	$(670)	$(7,922)	$2,024,886	$1,915,780

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Global Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $770,646,635)*	$2,071,342,197
Investments in affiliated money market funds, at value (Cost $2,024,886)	2,024,886
Cash	1,964,358
Foreign currencies, at value (Cost $146,246)	145,043
Receivable for:
Fund shares sold	532,300
Dividends	1,678,099
Investment for trustee deferred compensation and retirement plans	156,320
Other assets	5,641
Total assets	2,077,848,844
Liabilities:
Payable for:
Fund shares reacquired	815,619
Accrued foreign taxes	10,535,163
Collateral upon return of securities loaned	1,601,970
Accrued fees to affiliates	1,061,319
Accrued other operating expenses	120,987
Trustee deferred compensation and retirement plans	156,320
Total liabilities	14,291,378
Net assets applicable to shares outstanding	$2,063,557,466
Net assets consist of:
Shares of beneficial interest	$461,135,523
Distributable earnings	1,602,421,943
$2,063,557,466
Net Assets:
Series I	$1,142,048,603
Series II	$921,508,863
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	28,556,457
Series II	23,837,118
Series I:
Net asset value per share	$39.99
Series II:
Net asset value per share	$38.66

*	At December 31, 2024, security with a value of $1,576,725 was on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Interest	$17,966
Dividends (net of foreign withholding taxes of $1,728,234)	17,260,171
Dividends from affiliated money market funds (includes net securities lending income of $192,783)	440,377
Foreign withholding tax claims	638,707
Total investment income	18,357,221
Expenses:
Advisory fees	13,284,918
Administrative services fees	3,489,953
Custodian fees	216,447
Distribution fees - Series II	2,404,404
Transfer agent fees	105,829
Trustees’ and officers’ fees and benefits	41,200
Reports to shareholders	181,543
Professional services fees	134,133
Other	26,254
Total expenses	19,884,681
Less: Fees waived	(5,140)
Net expenses	19,879,541
Net investment income (loss)	(1,522,320)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $2,123,654)	323,210,801
Affiliated investment securities	(7,922)
Foreign currencies	(57,288)
323,145,591
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $2,193,106)	(7,011,658)
Affiliated investment securities	(670)
Foreign currencies	(113,000)
(7,125,328)
Net realized and unrealized gain	316,020,263
Net increase in net assets resulting from operations	$314,497,943
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Global Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income (loss)	$(1,522,320)	$1,226,349
Net realized gain	323,145,591	122,093,877
Change in net unrealized appreciation (depreciation)	(7,125,328)	434,597,182
Net increase in net assets resulting from operations	314,497,943	557,917,408
Distributions to shareholders from distributable earnings:
Series I	(66,442,083)	(119,637,917)
Series II	(55,595,637)	(103,592,428)
Total distributions from distributable earnings	(122,037,720)	(223,230,345)
Share transactions–net:
Series I	(67,132,850)	(6,874,597)
Series II	(107,381,001)	38,974,400
Net increase (decrease) in net assets resulting from share transactions	(174,513,851)	32,099,803
Net increase in net assets	17,946,372	366,786,866
Net assets:
Beginning of year	2,045,611,094	1,678,824,228
End of year	$2,063,557,466	$2,045,611,094
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Global Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$36.56	$0.02	$5.82	$5.84	$—	$(2.41)	$(2.41)	$39.99	16.07%	$1,142,049	0.82%	0.82%	0.04%	10%
Year ended 12/31/23	31.10	0.06	9.84	9.90	(0.09)	(4.35)	(4.44)	36.56	34.73	1,103,140	0.82	0.82	0.18	10
Year ended 12/31/22	57.22	0.11	(18.77)	(18.66)	—	(7.46)	(7.46)	31.10	(31.77)	925,742	0.79	0.81	0.27	15
Year ended 12/31/21	52.12	(0.13)	8.23	8.10	—	(3.00)	(3.00)	57.22	15.49	1,484,706	0.77	0.78	(0.23)	7
Year ended 12/31/20	42.55	(0.01)	11.51	11.50	(0.31)	(1.62)	(1.93)	52.12	27.64	1,438,773	0.77	0.81	(0.01)	13
Series II
Year ended 12/31/24	35.50	(0.08)	5.65	5.57	—	(2.41)	(2.41)	38.66	15.78	921,509	1.07	1.07	(0.21)	10
Year ended 12/31/23	30.30	(0.02)	9.57	9.55	—	(4.35)	(4.35)	35.50	34.45	942,471	1.07	1.07	(0.07)	10
Year ended 12/31/22	56.18	0.00	(18.42)	(18.42)	—	(7.46)	(7.46)	30.30	(31.94)	753,082	1.04	1.06	0.02	15
Year ended 12/31/21	51.36	(0.27)	8.09	7.82	—	(3.00)	(3.00)	56.18	15.17	1,257,943	1.02	1.03	(0.48)	7
Year ended 12/31/20	41.95	(0.11)	11.34	11.23	(0.20)	(1.62)	(1.82)	51.36	27.34	1,322,794	1.02	1.06	(0.26)	13

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Global Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Global Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.
7
Invesco V.I. Global Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds
8
Invesco V.I. Global Fund

(collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $13,524 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
9
Invesco V.I. Global Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.63%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $5,140.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $305,041 for accounting and fund administrative services and was reimbursed $3,184,912 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
10
Invesco V.I. Global Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$10,061,529	$—	$—	$10,061,529
China	51,001,719	14,047,727	—	65,049,446
Denmark	—	31,405,292	—	31,405,292
France	—	132,454,391	—	132,454,391
Germany	—	94,341,196	—	94,341,196
India	34,011,526	105,367,190	—	139,378,716
Israel	20,061,840	—	—	20,061,840
Italy	—	26,656,234	—	26,656,234
Japan	—	87,115,961	—	87,115,961
Netherlands	—	33,596,132	—	33,596,132
Spain	—	27,533,130	—	27,533,130
Sweden	—	88,035,185	—	88,035,185
Switzerland	—	17,317,005	—	17,317,005
Taiwan	8,549,540	—	—	8,549,540
United States	1,289,786,600	—	—	1,289,786,600
Money Market Funds	422,916	1,601,970	—	2,024,886
Total Investments	$1,413,895,670	$659,471,413	$—	$2,073,367,083
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$6,030,644	$2,318,899
Long-term capital gain	116,007,076	220,911,446
Total distributions	$122,037,720	$223,230,345

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed long-term capital gain	$318,019,781
Net unrealized appreciation — investments	1,284,676,931
Net unrealized appreciation (depreciation) — foreign currencies	(129,262)
Temporary book/tax differences	(145,507)
Shares of beneficial interest	461,135,523
Total net assets	$2,063,557,466
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
11
Invesco V.I. Global Fund

NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $213,126,862 and $504,479,003, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,317,748,346
Aggregate unrealized (depreciation) of investments	(33,071,415)
Net unrealized appreciation of investments	$1,284,676,931
Cost of investments for tax purposes is $788,690,152.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign capital gains taxes and net operating losses, on December 31, 2024, undistributed net investment income (loss) was increased by $1,516,145, undistributed net realized gain was increased by $2,180,721 and shares of beneficial interest was decreased by $3,696,866. This reclassification had no effect on the net assets of the Fund.
NOTE 9—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	745,868	$30,058,270	1,102,021	$39,524,845
Series II	593,461	23,039,172	3,943,160	133,482,092
Issued as reinvestment of dividends:
Series I	1,682,504	66,442,083	3,941,941	119,637,917
Series II	1,455,764	55,595,637	3,513,990	103,592,428
Reacquired:
Series I	(4,043,301)	(163,633,203)	(4,640,036)	(166,037,359)
Series II	(4,760,009)	(186,015,810)	(5,760,512)	(198,100,120)
Net increase (decrease) in share activity	(4,325,713)	$(174,513,851)	2,100,564	$32,099,803

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. Global Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Global Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Global Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
13
Invesco V.I. Global Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$116,007,076
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	94.88%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
14
Invesco V.I. Global Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco V.I. Global Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Global Real Estate Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Report of Independent Registered Public Accounting Firm
14	Tax Information
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIGRE-NCSR

Schedule of Investments
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–99.21%
Australia–6.13%
Goodman Group	124,505	$2,736,863
National Storage REIT	354,882	512,426
Scentre Group	698,859	1,479,379
Stockland	400,367	1,187,508
		5,916,176
Canada–1.86%
Canadian Apartment Properties REIT	14,453	428,628
Chartwell Retirement Residences	63,374	664,844
Choice Properties REIT	75,591	702,035
		1,795,507
France–2.37%
Gecina S.A.	6,533	612,045
Klepierre S.A.	16,791	483,572
Unibail-Rodamco-Westfield SE	15,771	1,187,787
		2,283,404
Germany–2.46%
LEG Immobilien SE	11,171	947,509
Sirius Real Estate Ltd.	611,149	599,623
Vonovia SE	27,050	823,479
		2,370,611
Hong Kong–2.60%
Hongkong Land Holdings Ltd.	123,100	548,150
Link REIT	76,800	322,983
Sun Hung Kai Properties Ltd.	119,500	1,137,083
Wharf Real Estate Investment Co. Ltd.	197,000	501,074
		2,509,290
Japan–8.38%
Activia Properties, Inc.	68	141,752
Advance Residence Investment Corp.	270	501,837
GLP J-Reit	798	625,508
Invincible Investment Corp.	1,191	499,128
Japan Hotel REIT Investment Corp.	543	242,688
Japan Metropolitan Fund Investment Corp.	1,048	601,264
Japan Real Estate Investment Corp.	476	326,614
Mitsui Fudosan Co. Ltd.	257,800	2,061,710
Nippon Accommodations Fund, Inc.	165	615,924
Nippon Prologis REIT, Inc.	322	456,749
Sumitomo Realty & Development Co. Ltd.	38,500	1,197,303
Tokyu Fudosan Holdings Corp.	133,700	816,028
		8,086,505
Netherlands–0.92%
CTP N.V.(a)	57,531	885,892
Singapore–2.89%
CapitaLand Ascendas REIT	246,200	462,353
CapitaLand Integrated Commercial Trust	724,133	1,021,180
CapitaLand Investment Ltd.	237,600	455,493
Mapletree Industrial Trust	293,900	475,142
Shares		Value
Singapore–(continued)
Mapletree Logistics Trust	400,100	$371,622
		2,785,790
Spain–0.51%
Cellnex Telecom S.A.(a)	15,563	491,581
Sweden–1.32%
Fastighets AB Balder, Class B(b)(c)	183,686	1,278,408
United Kingdom–3.50%
British Land Co. PLC (The)	167,314	754,224
LondonMetric Property PLC	316,949	714,884
Segro PLC	113,564	996,077
Unite Group PLC (The)	51,349	519,565
Urban Logistics REIT PLC	305,473	391,193
		3,375,943
United States–66.27%
Agree Realty Corp.(c)	33,009	2,325,484
American Homes 4 Rent, Class A	54,136	2,025,769
American Tower Corp.	2,180	399,834
Americold Realty Trust, Inc.(c)	33,845	724,283
Brixmor Property Group, Inc.	60,207	1,676,163
Camden Property Trust(c)	15,585	1,808,483
CubeSmart(c)	32,080	1,374,628
Digital Realty Trust, Inc.	19,506	3,458,999
Equinix, Inc.	8,189	7,721,326
Equity LifeStyle Properties, Inc.	49,534	3,298,964
Equity Residential(c)	42,142	3,024,110
Extra Space Storage, Inc.	9,367	1,401,303
First Industrial Realty Trust, Inc.(c)	40,242	2,017,332
Healthpeak Properties, Inc.	121,183	2,456,379
Hilton Worldwide Holdings, Inc.	4,193	1,036,342
Invitation Homes, Inc.	77,044	2,463,096
Kimco Realty Corp.(c)	85,192	1,996,049
Kite Realty Group Trust	27,176	685,922
Outfront Media, Inc.	17,391	308,516
Prologis, Inc.	36,921	3,902,550
Public Storage	3,441	1,030,373
Realty Income Corp.	46,102	2,462,308
Regency Centers Corp.	22,624	1,672,592
Rexford Industrial Realty, Inc.(c)	28,251	1,092,184
Simon Property Group, Inc.	24,268	4,179,192
UDR, Inc.	39,550	1,716,866
Vornado Realty Trust(c)	39,472	1,659,403
Welltower, Inc.	47,805	6,024,864
		63,943,314
Total Common Stocks & Other Equity Interests (Cost $91,811,599)		95,722,421
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e) (Cost $1)	1	1
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.21% (Cost $91,811,600)		95,722,422
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Global Real Estate Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.33%
Invesco Private Government Fund, 4.50%(d)(e)(f)	3,309,448	$3,309,448
Invesco Private Prime Fund, 4.53%(d)(e)(f)	8,580,955	8,583,529
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,892,977)		11,892,977
TOTAL INVESTMENTS IN SECURITIES—111.54% (Cost $103,704,577)		107,615,399
OTHER ASSETS LESS LIABILITIES–(11.54)%		(11,132,596)
NET ASSETS–100.00%		$96,482,803
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
December 31, 2024 was $1,377,473, which represented 1.43% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$704,693	$10,160,093	$(10,864,785)	$-	$-	$1	$15,626
Invesco Liquid Assets Portfolio, Institutional Class	503,602	4,358,002	(4,861,428)	(143)	(33)	-	7,147
Invesco Treasury Portfolio, Institutional Class	805,364	14,762,240	(15,567,604)	-	-	-	21,914
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	522,007	13,016,287	(10,228,846)	-	-	3,309,448	16,222*
Invesco Private Prime Fund	1,332,649	32,841,355	(25,590,320)	(259)	104	8,583,529	42,602*
Total	$3,868,315	$75,137,977	$(67,112,983)	$(402)	$71	$11,892,978	$103,511

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Global Real Estate Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $91,811,599)*	$95,722,421
Investments in affiliated money market funds, at value (Cost $11,892,978)	11,892,978
Foreign currencies, at value (Cost $94,701)	94,744
Receivable for:
Investments sold	848,787
Fund shares sold	56,771
Dividends	302,262
Investment for trustee deferred compensation and retirement plans	54,176
Other assets	13,013
Total assets	108,985,152
Liabilities:
Payable for:
Investments purchased	64,984
Fund shares reacquired	97,164
Amount due custodian	291,043
Collateral upon return of securities loaned	11,892,977
Accrued fees to affiliates	49,478
Accrued other operating expenses	47,958
Trustee deferred compensation and retirement plans	58,745
Total liabilities	12,502,349
Net assets applicable to shares outstanding	$96,482,803
Net assets consist of:
Shares of beneficial interest	$107,097,102
Distributable earnings (loss)	(10,614,299)
$96,482,803
Net Assets:
Series I	$70,635,219
Series II	$25,847,584
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,276,001
Series II	1,980,677
Series I:
Net asset value per share	$13.39
Series II:
Net asset value per share	$13.05

*	At December 31, 2024, securities with an aggregate value of $11,726,127 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $105,428)	$3,361,652
Dividends from affiliated money market funds (includes net securities lending income of $3,183)	47,870
Total investment income	3,409,522
Expenses:
Advisory fees	814,894
Administrative services fees	176,877
Custodian fees	25,774
Distribution fees - Series II	75,754
Transfer agent fees	5,353
Trustees’ and officers’ fees and benefits	23,097
Reports to shareholders	39,504
Professional services fees	59,088
Other	959
Total expenses	1,221,300
Less: Fees waived	(1,058)
Net expenses	1,220,242
Net investment income	2,189,280
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,216,997)
Affiliated investment securities	71
Foreign currencies	(15,278)
(2,232,204)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,826,827)
Affiliated investment securities	(402)
Foreign currencies	(1,225)
(1,828,454)
Net realized and unrealized gain (loss)	(4,060,658)
Net increase (decrease) in net assets resulting from operations	$(1,871,378)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Global Real Estate Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$2,189,280	$2,937,984
Net realized gain (loss)	(2,232,204)	(7,320,442)
Change in net unrealized appreciation (depreciation)	(1,828,454)	13,338,984
Net increase (decrease) in net assets resulting from operations	(1,871,378)	8,956,526
Distributions to shareholders from distributable earnings:
Series I	(1,877,505)	(1,206,113)
Series II	(727,782)	(285,574)
Total distributions from distributable earnings	(2,605,287)	(1,491,687)
Share transactions–net:
Series I	(12,721,166)	(3,172,062)
Series II	(4,228,584)	7,691,518
Net increase (decrease) in net assets resulting from share transactions	(16,949,750)	4,519,456
Net increase (decrease) in net assets	(21,426,415)	11,984,295
Net assets:
Beginning of year	117,909,218	105,924,923
End of year	$96,482,803	$117,909,218
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Global Real Estate Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$13.98	$0.29	$(0.52)	$(0.23)	$(0.36)	$—	$(0.36)	$13.39	(1.80)%	$70,635	1.05%	1.05%	2.09%	101%
Year ended 12/31/23	13.04	0.37	0.77	1.14	(0.20)	—	(0.20)	13.98	9.05	86,407	1.02	1.02	2.79	88
Year ended 12/31/22	17.99	0.25	(4.76)	(4.51)	(0.44)	—	(0.44)	13.04	(24.94)	83,608	1.02	1.02	1.65	82
Year ended 12/31/21	14.69	0.25	3.51	3.76	(0.46)	—	(0.46)	17.99	25.71	116,762	0.97	0.97	1.51	95
Year ended 12/31/20	18.22	0.28	(2.61)	(2.33)	(0.77)	(0.43)	(1.20)	14.69	(12.32)	119,114	1.04	1.04	1.86	154
Series II
Year ended 12/31/24	13.65	0.25	(0.51)	(0.26)	(0.34)	—	(0.34)	13.05	(2.11)	25,848	1.30	1.30	1.84	101
Year ended 12/31/23	12.72	0.33	0.76	1.09	(0.16)	—	(0.16)	13.65	8.82	31,502	1.27	1.27	2.54	88
Year ended 12/31/22	17.53	0.21	(4.64)	(4.43)	(0.38)	—	(0.38)	12.72	(25.14)	22,317	1.27	1.27	1.40	82
Year ended 12/31/21	14.33	0.20	3.43	3.63	(0.43)	—	(0.43)	17.53	25.44	42,896	1.22	1.22	1.26	95
Year ended 12/31/20	17.78	0.24	(2.55)	(2.31)	(0.71)	(0.43)	(1.14)	14.33	(12.56)	35,111	1.29	1.29	1.61	154

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Global Real Estate Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Global Real Estate Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
7
Invesco V.I. Global Real Estate Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
8
Invesco V.I. Global Real Estate Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
9
Invesco V.I. Global Real Estate Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $1,058.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $15,517 for accounting and fund administrative services and was reimbursed $161,360 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $1,470 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
10
Invesco V.I. Global Real Estate Fund

The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$5,916,176	$—	$5,916,176
Canada	1,795,507	—	—	1,795,507
France	—	2,283,404	—	2,283,404
Germany	—	2,370,611	—	2,370,611
Hong Kong	—	2,509,290	—	2,509,290
Japan	—	8,086,505	—	8,086,505
Netherlands	—	885,892	—	885,892
Singapore	—	2,785,790	—	2,785,790
Spain	—	491,581	—	491,581
Sweden	—	1,278,408	—	1,278,408
United Kingdom	—	3,375,943	—	3,375,943
United States	63,943,314	—	—	63,943,314
Money Market Funds	1	11,892,977	—	11,892,978
Total Investments	$65,738,822	$41,876,577	$—	$107,615,399
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$2,605,287	$1,491,687

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$1,968,999
Net unrealized appreciation — investments	3,035,779
Net unrealized appreciation (depreciation) — foreign currencies	(3,129)
Temporary book/tax differences	(192,912)
Capital loss carryforward	(15,423,036)
Shares of beneficial interest	107,097,102
Total net assets	$96,482,803
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
11
Invesco V.I. Global Real Estate Fund

The Fund has a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$7,800,099	$7,622,937	$15,423,036
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $108,716,762 and $124,532,156, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$6,726,465
Aggregate unrealized (depreciation) of investments	(3,690,686)
Net unrealized appreciation of investments	$3,035,779
Cost of investments for tax purposes is $104,579,620.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of REITs, partnerships and passive foreign investment companies, on December 31, 2024, undistributed net investment income was decreased by $59,614, undistributed net realized gain (loss) was increased by $62,366 and shares of beneficial interest was decreased by $2,752. This reclassification had no effect on the net assets of the Fund.
NOTE 9—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	934,397	$12,948,471	1,049,147	$13,792,368
Series II	527,111	7,018,015	1,370,800	18,130,014
Issued as reinvestment of dividends:
Series I	130,382	1,877,505	104,155	1,206,113
Series II	51,836	727,782	25,250	285,574
Reacquired:
Series I	(1,968,112)	(27,547,142)	(1,384,014)	(18,170,543)
Series II	(906,457)	(11,974,381)	(841,687)	(10,724,070)
Net increase (decrease) in share activity	(1,230,843)	$(16,949,750)	323,651	$4,519,456

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. Global Real Estate Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Global Real Estate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Global Real Estate Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
13
Invesco V.I. Global Real Estate Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
14
Invesco V.I. Global Real Estate Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco V.I. Global Real Estate Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Global Strategic Income Fund

2	Consolidated Schedule of Investments
26	Consolidated Financial Statements
29	Consolidated Financial Highlights
30	Notes to Consolidated Financial Statements
41	Report of Independent Registered Public Accounting Firm
42	Tax Information
43	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIGLSI-NCSR

Consolidated Schedule of Investments
December 31, 2024

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–51.70%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(a)	$130,236	$15,725
6.00%, 12/25/2032 - 08/25/2035(a)(b)	391,015	52,476
5.50%, 01/25/2034 - 06/25/2035(a)	128,815	18,604
Fannie Mae REMICs,
IO, 2.02% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 - 05/25/2035(a)(c)	94,785	7,365
3.19% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 - 12/18/2031(a)(c)	12,567	1,111
3.22% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(a)(c)	1,950	188
3.27% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(a)(c)	2,012	178
3.42% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(a)(c)	3,193	337
2.32% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(a)(c)	11,833	853
3.12% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(a)(c)	1,515	160
3.32% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 - 09/25/2032(a)(c)	6,698	752
3.39% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(a)(c)	22,248	1,984
3.57% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 - 05/25/2033(a)(c)	22,759	3,149
7.00%, 03/25/2033 - 04/25/2033(a)	67,212	8,234
2.87% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(a)(c)	91,583	9,655
1.37% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 07/25/2038(a)(c)	114,216	7,811
2.07% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 05/25/2035(a)(c)	91,362	3,613
1.92% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(a)(c)	55,745	3,191
Principal Amount		Value
2.55% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(a)(c)	$99,069	$4,863
1.86% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(a)(c)	106,338	7,921
4.00%, 04/25/2041(a)	161,509	14,479
1.87% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(a)(c)	41,519	3,041
1.47% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(a)(c)	135,795	13,099
6.00%, 01/25/2032	13,366	13,612
5.68% (30 Day Average SOFR + 1.11%), 04/25/2032 - 12/25/2032(c)	88,461	89,286
5.18% (30 Day Average SOFR + 0.61%), 09/25/2032(c)	21,506	21,362
5.21% (30 Day Average SOFR + 0.61%), 10/18/2032(c)	6,690	6,658
5.08% (30 Day Average SOFR + 0.51%), 11/25/2033(c)	3,837	3,821
7.39% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(c)	26,193	31,426
7.03% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(c)	30,049	30,536
5.62% (30 Day Average SOFR + 1.05%), 06/25/2037(c)	6,109	6,164
4.00%, 03/25/2041	17,432	16,310
Federal Home Loan Mortgage Corp.,
6.50%, 08/01/2031	21,030	21,805
5.00%, 09/01/2033 - 03/01/2053(d)	13,219,789	12,806,861
7.00%, 10/01/2037	5,737	5,954
4.50%, 10/01/2052	6,390,027	6,063,052
Federal National Mortgage Association,
7.50%, 10/01/2029 - 03/01/2033	77,892	80,006
7.00%, 07/01/2032 - 04/01/2033	10,764	11,160
5.00%, 07/01/2033	58,150	57,774
5.50%, 02/01/2035 - 03/01/2053(d)	13,203,629	13,072,679
4.50%, 07/01/2052	7,160,993	6,775,683
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.63%, 02/25/2026(b)	1,563,362	7,308
Series K735, Class X1, IO, 0.96%, 05/25/2026(b)	2,812,650	24,824
Series K093, Class X1, IO, 0.94%, 05/25/2029(b)	19,149,992	637,122
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Freddie Mac REMICs,
7.00%, 09/15/2026	$15,202	$15,233
5.16% (30 Day Average SOFR + 0.56%), 12/15/2028 - 02/15/2029(c)	45,727	45,604
6.00%, 04/15/2029	21,900	22,153
6.50%, 10/15/2029 - 06/15/2032	76,589	78,481
5.26% (30 Day Average SOFR + 0.66%), 06/15/2031 - 01/15/2032(c)	48,008	47,826
5.71% (30 Day Average SOFR + 1.11%), 02/15/2032 - 03/15/2032(c)	33,330	33,473
3.50%, 05/15/2032	9,082	8,817
7.47% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(c)	21,805	26,494
4.00%, 06/15/2038	11,694	10,958
IO, 3.24% (7.95% - (30 Day Average SOFR + 0.11%)), 12/15/2026(a)(c)	11,358	210
3.99% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(a)(c)	2	0
2.94% (7.65% - (30 Day Average SOFR + 0.11%)), 03/15/2029(a)(c)	51,960	2,552
3.39% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(a)(c)	2,395	141
3.29% (8.00% - (30 Day Average SOFR + 0.11%)), 04/15/2032(a)(c)	93,685	3,222
2.34% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(a)(c)	37,417	2,225
1.99% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(a)(c)	39,037	2,102
2.04% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(a)(c)	5,632	311
2.01% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(a)(c)	117,290	7,793
2.29% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(a)(c)	25,373	2,382
1.29% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(a)(c)	11,668	906
1.36% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(a)(c)	52,937	4,368
1.54% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(a)(c)	13,306	997
Principal Amount		Value
Freddie Mac STRIPS,
IO, 6.50%, 02/01/2028(a)	$592	$40
7.00%, 09/01/2029(a)	4,936	513
6.00%, 12/15/2032(a)	14,028	1,477
Government National Mortgage Association,
ARM, 3.75% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(c)	108	108
8.00%, 05/15/2026	1,831	1,836
7.00%, 04/15/2028 - 07/15/2028	10,498	10,600
IO, 2.04% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(a)(c)	58,547	4,042
2.14% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(a)(c)	85,273	5,170
TBA, 5.50%, 06/20/2054(e)	19,100,000	18,945,083
6.00%, 01/01/2055(e)	150,660,000	151,672,247
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055(e)	139,500,000	140,164,805
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $354,601,792)		351,084,361

U.S. Dollar Denominated Bonds & Notes–34.21%
Angola–0.10%
Angolan Government International Bond, 8.75%, 04/14/2032(f)	770,000	681,918
Argentina–0.62%
Argentine Republic Government International Bond,
1.75%, 07/09/2030(g)	1,896,000	1,465,987
4.88%, 07/09/2041(g)	2,350,000	1,472,671
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(f)	775,000	770,931
YPF S.A., 8.50%, 07/28/2025(f)	461,000	467,133
		4,176,722
Belgium–0.23%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(f)	1,600,000	1,557,232
Brazil–0.37%
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(f)	2,024,000	1,903,870
Suzano Austria GmbH, 2.50%, 09/15/2028	701,000	623,674
		2,527,544
Canada–2.19%
1375209 BC Ltd., 9.00%, 01/30/2028(f)	316,000	316,835
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Canada–(continued)
Brookfield Finance, Inc., 5.97%, 03/04/2054	$827,000	$836,731
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/2055(h)	758,000	760,993
Constellation Software, Inc., 5.16%, 02/16/2029(f)	550,000	552,757
Element Fleet Management Corp.,
5.64%, 03/13/2027(f)	3,100,000	3,145,418
6.32%, 12/04/2028(f)(i)	1,544,000	1,609,943
Enbridge, Inc., 7.38%, 01/15/2083(h)(i)	2,989,000	3,021,933
Hudbay Minerals, Inc., 6.13%, 04/01/2029(f)	294,000	295,425
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031(f)	29,000	27,690
New Gold, Inc., 7.50%, 07/15/2027(f)	294,000	296,715
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(f)	421,000	423,897
Ritchie Bros. Holdings, Inc., 7.75%, 03/15/2031(f)	278,000	291,064
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/2055(f)(h)	1,550,000	1,590,824
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(h)	1,455,000	1,439,247
Wrangler Holdco Corp., 6.63%, 04/01/2032(f)	282,000	287,362
		14,896,834
Chile–0.86%
AES Andes S.A., 6.35%, 10/07/2079(f)(h)	434,000	432,435
Banco de Credito e Inversiones S.A., 8.75%(f)(h)(j)	775,000	811,231
Banco del Estado de Chile, 7.95%(f)(h)(j)	426,000	438,045
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(f)	675,000	656,795
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(f)	1,500,000	1,492,729
Sociedad Quimica y Minera de Chile S.A., 5.50%, 09/10/2034(f)	2,105,000	1,996,866
		5,828,101
Colombia–0.36%
Ecopetrol S.A.,
8.63%, 01/19/2029	1,550,000	1,645,346
7.75%, 02/01/2032	830,000	806,133
		2,451,479
Dominican Republic–0.25%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(f)(i)	925,000	944,656
Principal Amount		Value
Dominican Republic–(continued)
Dominican Republic International Bond,
4.50%, 01/30/2030(f)	$305,000	$280,066
4.88%, 09/23/2032(f)	500,000	447,500
		1,672,222
Ecuador–0.07%
Ecuador Government International Bond, 6.90%, 07/31/2035(f)(g)	845,005	482,036
France–0.30%
Electricite de France S.A., 9.13%(f)(h)(i)(j)	1,001,000	1,131,584
Iliad Holding S.A.S.,
7.00%, 10/15/2028(f)	217,000	220,085
8.50%, 04/15/2031(f)	350,000	372,527
7.00%, 04/15/2032(f)	280,000	281,767
		2,005,963
Germany–0.39%
Bayer US Finance LLC,
6.13%, 11/21/2026(f)(i)	1,745,000	1,779,053
6.88%, 11/21/2053(f)(i)	624,000	629,646
ZF North America Capital, Inc.,
6.88%, 04/14/2028(f)	271,000	270,457
7.13%, 04/14/2030(f)	1,000	983
		2,680,139
Ghana–0.10%
Ghana Government International Bond, 6.00%, 07/03/2029(f)(g)	770,000	666,595
Hong Kong–0.65%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(f)	3,750,000	3,729,754
5.38%, 12/04/2029(f)(i)	719,000	659,616
		4,389,370
India–1.04%
Adani Ports & Special Economic Zone Ltd., 4.20%, 08/04/2027(f)	827,000	748,627
JSW Steel Ltd., 3.95%, 04/05/2027(f)	1,740,000	1,672,823
Muthoot Finance Ltd.,
7.13%, 02/14/2028(f)	1,550,000	1,579,470
6.38%, 04/23/2029(f)	1,550,000	1,542,148
Network i2i Ltd., 5.65%(f)(h)(j)	1,550,000	1,553,645
		7,096,713
Indonesia–0.60%
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(f)	2,610,000	2,603,652
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.13%, 05/15/2027(f)	1,500,000	1,466,908
		4,070,560
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Iraq–0.04%
Iraq International Bond, 5.80%, 01/15/2028(f)	$306,250	$298,412
Ireland–0.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055(h)	600,000	617,793
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	750,000	719,255
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(f)(k)	71,169	70,165
Series 119, 0.00%, 04/30/2025(f)(k)	75,715	74,647
Series 120, 0.00%, 04/30/2025(f)(k)	94,776	93,439
Series 122, 0.00%, 04/30/2025(f)(k)	83,037	81,865
Series 124, 0.00%, 04/30/2025(f)(k)	66,698	65,757
Series 126, 0.00%, 04/30/2025(f)(k)	74,611	73,559
Series 127, 0.00%, 04/30/2025(f)(k)	86,422	85,203
0.00%, 04/30/2025(f)(k)	67,827	66,870
GGAM Finance Ltd., 6.88%, 04/15/2029(f)	295,000	299,453
		2,248,006
Israel–0.21%
Israel Government International Bond, 4.50%, 01/17/2033	1,550,000	1,424,235
Italy–0.06%
Telecom Italia Capital S.A.,
6.38%, 11/15/2033(i)	316,000	314,882
7.72%, 06/04/2038	104,000	107,899
		422,781
Macau–0.61%
MGM China Holdings Ltd.,
5.25%, 06/18/2025(f)	1,200,000	1,196,861
5.88%, 05/15/2026(f)	450,000	449,165
4.75%, 02/01/2027(f)	1,240,000	1,201,111
Studio City Finance Ltd., 5.00%, 01/15/2029(f)(i)	600,000	543,313
Wynn Macau Ltd., 5.63%, 08/26/2028(f)	775,000	747,101
		4,137,551
Mexico–1.42%
Banco Mercantil del Norte S.A.,
8.38%(f)(h)(j)	650,000	654,374
8.75%(f)(h)(j)	775,000	772,829
Braskem Idesa S.A.P.I., 7.45%, 11/15/2029(f)	1,150,000	916,248
CEMEX Materials LLC, 7.70%, 07/21/2025(f)	1,500,000	1,524,900
CEMEX S.A.B. de C.V., 5.13%(f)(h)(i)(j)	965,000	946,041
Principal Amount		Value
Mexico–(continued)
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple, 7.25%, 01/31/2041(f)	$950,000	$931,665
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(f)(i)	1,195,000	935,817
Petroleos Mexicanos,
6.50%, 03/13/2027	1,500,000	1,451,382
8.75%, 06/02/2029	1,500,000	1,503,911
		9,637,167
Netherlands–0.11%
Prosus N.V., 3.26%, 01/19/2027(f)	780,000	746,123
Nigeria–0.23%
IHS Holding Ltd., 8.25%, 11/29/2031(f)	1,550,000	1,534,546
Panama–0.10%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(f)	750,000	682,377
Senegal–0.19%
Senegal Government International Bond,
7.75%, 06/10/2031(f)	770,000	693,013
6.25%, 05/23/2033(f)	775,000	621,507
		1,314,520
Serbia–0.08%
Telecommunications Co. Telekom Srbija Akcionarsko drustvo, Belgrade, 7.00%, 10/28/2029(f)	530,000	531,609
South Africa–0.21%
Republic of South Africa Government International Bond, 4.85%, 09/30/2029	1,550,000	1,445,404
Supranational–0.12%
European Bank for Reconstruction & Development, 6.40%, 08/27/2025	800,000	809,860
Sweden–0.04%
Stena International S.A., 7.25%, 01/15/2031(f)	285,000	292,112
Switzerland–0.83%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(f)(h)	207,000	206,944
Credit Suisse Group AG, 6.25%(f)(h)(j)(l)(m)	3,015,000	180,900
UBS Group AG, 6.88%(f)(h)(j)	775,000	777,027
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/2045(f)(h)	4,500,000	4,460,447
		5,625,318
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Turkey–0.24%
Turkcell Iletisim Hizmetleri A.S., 5.80%, 04/11/2028(f)	$865,000	$839,426
Zorlu Enerji Elektrik Uretim A.S., 11.00%, 04/23/2030(f)	750,000	756,663
		1,596,089
United Kingdom–2.01%
abrdn PLC, 4.25%, 06/30/2028(f)	675,000	642,732
B.A.T Capital Corp., 6.00%, 02/20/2034(i)	861,000	885,005
British Telecommunications PLC, 4.25%, 11/23/2081(f)(h)	4,350,000	4,223,992
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(f)	280,000	279,470
M&G PLC, 6.50%, 10/20/2048(f)(h)	375,000	379,476
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031(f)	276,000	286,016
NatWest Group PLC, 6.00%(h)(j)	750,000	747,825
Rolls-Royce PLC, 3.63%, 10/14/2025(f)	2,070,000	2,036,955
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(f)	630,000	591,617
Vodafone Group PLC,
3.25%, 06/04/2081(h)	2,743,000	2,639,862
4.13%, 06/04/2081(h)	639,000	566,392
Zegona Finance PLC, 8.63%, 07/15/2029(f)	340,000	361,681
		13,641,023
United States–18.84%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(f)(i)	295,000	304,076
AES Corp. (The), 7.60%, 01/15/2055(h)	2,214,000	2,275,158
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(f)	449,000	459,618
Air Lease Corp.,
Series B, 4.65%(h)(i)(j)	406,000	393,729
Series C, 4.13%(h)(j)	160,000	150,954
Series D, 6.00%(h)(j)	31,000	30,102
Aircastle Ltd., 5.25%(f)(h)(j)	732,000	719,751
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(f)(i)	2,010,000	2,016,679
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer,
6.75%, 04/15/2028(f)	142,000	142,814
7.00%, 01/15/2031(f)	291,000	292,455
Allison Transmission, Inc., 3.75%, 01/30/2031(f)	1,018,000	901,365
Principal Amount		Value
United States–(continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(f)	$1,480,000	$1,476,385
5.75%, 04/20/2029(f)(i)	868,000	861,470
American Express Co., 6.34%, 10/30/2026(h)	2,100,000	2,126,784
Ares Capital Corp., 5.88%, 03/01/2029	2,004,000	2,021,866
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(f)	273,000	274,780
Bath & Body Works, Inc.,
6.88%, 11/01/2035	257,000	263,323
6.75%, 07/01/2036(i)	310,000	315,464
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(f)	146,000	142,541
11.00%, 09/30/2028(f)	160,000	152,187
Becton, Dickinson and Co., 3.79%, 05/20/2050(i)	1,163,000	859,690
Berry Global, Inc., 5.65%, 01/15/2034(f)	802,000	804,743
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(f)	312,000	305,016
BP Capital Markets PLC, 4.88%(h)(i)(j)	455,000	434,983
Brink’s Co. (The), 6.75%, 06/15/2032(f)	291,000	293,475
Cardinal Health, Inc., 5.13%, 02/15/2029	1,550,000	1,553,994
Carnival Corp., 6.00%, 05/01/2029(f)	62,000	61,901
Carriage Services, Inc., 4.25%, 05/15/2029(f)(i)	637,000	580,743
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 03/01/2030(f)	1,500,000	1,371,482
4.50%, 08/15/2030(f)(i)	1,500,000	1,348,179
4.75%, 02/01/2032(f)	312,000	274,185
4.50%, 05/01/2032(i)	345,000	297,155
4.25%, 01/15/2034(f)	332,000	269,732
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(f)	149,000	146,640
Celanese US Holdings LLC,
6.60%, 11/15/2028	132,000	135,276
6.95%, 11/15/2033	150,000	155,753
CenterPoint Energy, Inc., 6.70%, 05/15/2055(h)	280,000	279,150
Charles Schwab Corp. (The), 6.20%, 11/17/2029(h)	1,667,000	1,738,131
Cheniere Energy, Inc., 5.65%, 04/15/2034(i)	809,000	814,185
Citigroup, Inc., Series CC, 7.13%(h)(j)	310,000	316,534
Cleveland-Cliffs, Inc.,
7.00%, 03/15/2032(f)	219,000	215,356
6.25%, 10/01/2040	77,000	66,972
Cloud Software Group, Inc.,
6.50%, 03/31/2029(f)	213,000	209,334
8.25%, 06/30/2032(f)	83,000	85,656
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(f)	291,000	293,208
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Community Health Systems, Inc.,
5.63%, 03/15/2027(f)	$130,000	$124,908
8.00%, 12/15/2027(f)	696,000	695,514
5.25%, 05/15/2030(f)	239,000	196,522
4.75%, 02/15/2031(f)	160,000	124,312
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(f)	279,000	289,881
Cox Communications, Inc., 2.95%, 10/01/2050(f)	956,000	557,652
CVR Energy, Inc., 8.50%, 01/15/2029(f)	60,000	57,609
CVS Health Corp.,
6.75%, 12/10/2054(h)	610,000	599,653
7.00%, 03/10/2055(h)	140,000	140,820
DaVita, Inc., 6.88%, 09/01/2032(f)	286,000	288,538
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(f)	286,000	286,045
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	2,600,000	2,726,926
Diversified Healthcare Trust, 0.00%, 01/15/2026(f)(k)	458,000	433,034
Duke Energy Corp., 6.45%, 09/01/2054(h)(i)	298,000	302,365
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(f)	296,000	282,171
EchoStar Corp.,
10.75%, 11/30/2029	163,000	175,447
6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(n)	133,000	120,813
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(f)	594,000	595,535
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(f)(i)	273,000	289,594
Energy Transfer L.P.,
8.00%, 05/15/2054(h)	839,000	881,473
7.13%, 10/01/2054(h)	4,340,000	4,420,932
EnerSys,
4.38%, 12/15/2027(f)	166,000	159,356
6.63%, 01/15/2032(f)	134,000	134,844
Enpro, Inc., 5.75%, 10/15/2026	298,000	297,559
Entergy Corp., 7.13%, 12/01/2054(h)(i)	2,148,000	2,194,671
ESAB Corp., 6.25%, 04/15/2029(f)	297,000	301,066
FirstCash, Inc., 6.88%, 03/01/2032(f)	443,000	445,361
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	4,500,000	4,498,452
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(f)	291,000	286,054
7.88%, 12/01/2030(f)(i)	777,000	818,719
7.00%, 06/15/2032(f)	317,000	323,635
5.88%, 04/15/2033(f)	6,000	5,797
Freeport-McMoRan, Inc., 4.63%, 08/01/2030	2,710,000	2,629,092
Principal Amount		Value
United States–(continued)
General Motors Co., 6.80%, 10/01/2027	$3,000,000	$3,134,497
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	44,000	44,808
8.88%, 04/15/2030	288,000	293,335
7.88%, 05/15/2032	238,000	233,304
8.00%, 05/15/2033	203,000	198,851
GFL Environmental, Inc., 3.50%, 09/01/2028(f)	318,000	299,965
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(f)(h)	316,000	305,398
Goldman Sachs Group, Inc. (The), Series X, 7.50%(h)(j)	285,000	298,029
Golub Capital Private Credit Fund, 5.80%, 09/12/2029(f)	1,409,000	1,380,354
Gray Television, Inc., 10.50%, 07/15/2029(f)	56,000	56,057
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(f)	127,000	134,297
Group 1 Automotive, Inc., 6.38%, 01/15/2030(f)(i)	299,000	300,345
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(f)(i)	1,049,000	1,041,159
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 04/15/2032(f)	75,000	69,355
8.38%, 11/01/2033(f)	139,000	142,024
7.25%, 02/15/2035(f)	214,000	201,377
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/2032(f)	445,000	444,069
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 12.25%, 04/15/2029(f)	29,000	30,332
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(f)	575,000	584,724
HUB International Ltd., 7.25%, 06/15/2030(f)	272,000	279,023
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
10.00%, 11/15/2029(f)(i)	301,000	302,087
9.00%, 06/15/2030	280,000	269,648
Iron Mountain, Inc.,
4.50%, 02/15/2031(f)	160,000	146,400
5.63%, 07/15/2032(f)	146,000	139,577
6.25%, 01/15/2033(f)	143,000	142,523
J.M. Smucker Co. (The), 5.90%, 11/15/2028	1,467,000	1,519,991
Jabil, Inc., 3.00%, 01/15/2031	1,300,000	1,146,163
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(f)	272,000	279,751
6.13%, 11/01/2032(f)	445,000	441,174
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(f)	291,000	309,509
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
KB Home, 4.80%, 11/15/2029	$300,000	$283,088
Kinder Morgan, Inc., 5.00%, 02/01/2029	3,100,000	3,090,777
Kohl’s Corp., 4.63%, 05/01/2031	36,000	28,845
L3Harris Technologies, Inc., 5.40%, 01/15/2027	1,250,000	1,265,606
LABL, Inc., 8.63%, 10/01/2031(f)	307,000	284,342
Lamar Media Corp., 4.88%, 01/15/2029	764,000	734,660
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(f)	419,000	435,129
Level 3 Financing, Inc.,
10.50%, 04/15/2029(f)	55,000	61,567
11.00%, 11/15/2029(f)	80,000	90,094
10.50%, 05/15/2030(f)	53,000	57,982
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(f)	323,000	289,085
Lithia Motors, Inc., 3.88%, 06/01/2029(f)(i)	679,000	621,128
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(f)	331,000	286,394
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	822,000	823,727
Match Group Holdings II LLC, 5.00%, 12/15/2027(f)	296,000	286,529
Mativ Holdings, Inc., 8.00%, 10/01/2029(f)(i)	458,000	441,717
Mattel, Inc., 6.20%, 10/01/2040(i)	725,000	718,443
Medline Borrower L.P., 5.25%, 10/01/2029(f)(i)	326,000	314,921
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	95,000	59,954
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(f)(i)	332,000	336,613
Navient Corp.,
5.00%, 03/15/2027	215,000	210,890
9.38%, 07/25/2030	96,000	102,667
NCL Corp. Ltd.,
5.88%, 02/15/2027(f)	325,000	324,221
8.13%, 01/15/2029(f)	113,000	119,152
Neptune Bidco US, Inc., 9.29%, 04/15/2029(f)	92,000	85,673
NESCO Holdings II, Inc., 5.50%, 04/15/2029(f)	637,000	591,750
New Fortress Energy, Inc., 6.50%, 09/30/2026(f)	99,000	95,362
Newell Brands, Inc., 6.63%, 05/15/2032	285,000	287,305
NextEra Energy Capital Holdings, Inc., 6.75%, 06/15/2054(h)	1,879,000	1,929,699
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(f)	145,000	147,046
8.38%, 02/15/2032(f)	152,000	153,326
Principal Amount		Value
United States–(continued)
Office Properties Income Trust, 9.00%, 03/31/2029(f)	$328,000	$322,164
OI European Group B.V., 4.75%, 02/15/2030(f)	127,000	113,321
OneMain Finance Corp.,
4.00%, 09/15/2030	219,000	194,813
7.13%, 11/15/2031	92,000	93,834
ONEOK, Inc.,
5.55%, 11/01/2026	1,240,000	1,256,364
6.63%, 09/01/2053	1,556,000	1,637,497
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(f)	167,000	162,736
Paramount Global,
2.90%, 01/15/2027	1,620,000	1,550,881
6.38%, 03/30/2062(h)	32,000	30,967
Penske Truck Leasing Co. L.P./PTL Finance Corp., 6.05%, 08/01/2028(f)	3,000,000	3,089,463
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(f)(i)	306,000	296,170
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/2053	41,000	38,421
PHINIA, Inc.,
6.75%, 04/15/2029(f)	418,000	426,884
6.63%, 10/15/2032(f)	153,000	152,348
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	780,000	724,335
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(h)	2,226,000	2,293,770
Prairie Acquiror L.P., 9.00%, 08/01/2029(f)	120,000	124,276
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(f)	438,000	450,468
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(f)	434,000	436,545
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(f)(i)	326,000	295,687
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(f)	489,000	457,520
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(f)	450,000	449,255
Saks Global Enterprises LLC, 11.00%, 12/15/2029(f)	146,000	140,745
Seagate HDD Cayman,
4.13%, 01/15/2031	376,000	339,043
9.63%, 12/01/2032	1,042,200	1,175,918
Select Medical Corp., 6.25%, 12/01/2032(f)	275,000	265,060
Sempra, 4.13%, 04/01/2052(h)	4,350,000	4,172,874
Sensata Technologies, Inc.,
3.75%, 02/15/2031(f)	310,000	271,353
6.63%, 07/15/2032(f)	206,000	206,720
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Service Properties Trust,
5.50%, 12/15/2027	$478,000	$449,220
4.95%, 10/01/2029	63,000	50,178
4.38%, 02/15/2030(i)	461,000	348,836
Sinclair Television Group, Inc., 4.13%, 12/01/2030(f)	40,000	29,520
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(f)	293,000	297,197
Sixth Street Lending Partners, 6.50%, 03/11/2029(f)	244,000	247,499
Solventum Corp.,
5.45%, 02/25/2027(f)(i)	2,236,000	2,258,384
5.90%, 04/30/2054(f)(i)	885,000	861,524
Southern Co. (The),
Series B, 4.00%, 01/15/2051(h)	3,271,000	3,211,020
Series 21-A, 3.75%, 09/15/2051(h)	2,113,000	2,027,093
SS&C Technologies, Inc.,
5.50%, 09/30/2027(f)	139,000	137,786
6.50%, 06/01/2032(f)	152,000	153,476
State Street Corp., Series I, 6.70%(h)(i)(j)	1,329,000	1,358,578
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(f)	281,000	291,722
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(f)	291,000	292,202
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(f)	299,000	286,732
Tenet Healthcare Corp., 6.75%, 05/15/2031	869,000	878,577
TransDigm, Inc.,
6.75%, 08/15/2028(f)	1,550,000	1,565,459
6.38%, 03/01/2029(f)	310,000	311,076
7.13%, 12/01/2031(f)	281,000	288,085
6.63%, 03/01/2032(f)	424,000	428,357
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(f)	420,000	428,999
Transocean, Inc., 8.75%, 02/15/2030(f)	270,300	279,928
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	480,000	460,868
United AirLines, Inc., 4.38%, 04/15/2026(f)	1,455,000	1,431,762
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(f)	279,000	297,781
Univision Communications, Inc.,
6.63%, 06/01/2027(f)	59,000	58,832
4.50%, 05/01/2029(f)	34,000	30,472
7.38%, 06/30/2030(f)	29,000	27,780
8.50%, 07/31/2031(f)	56,000	54,979
Valaris Ltd., 8.38%, 04/30/2030(f)	278,000	281,201
Principal Amount			Value
United States–(continued)
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(f)		$289,000	$300,866
Venture Global LNG, Inc.,
8.13%, 06/01/2028(f)		157,000	163,445
8.38%, 06/01/2031(f)		145,000	151,374
9.88%, 02/01/2032(f)(i)		357,000	391,952
9.00%(f)(h)(i)(j)		420,000	439,794
Vertiv Group Corp., 4.13%, 11/15/2028(f)		303,000	286,260
Viatris, Inc., 3.85%, 06/22/2040		780,000	585,221
Victoria’s Secret & Co., 4.63%, 07/15/2029(f)(i)		463,000	422,583
Viking Cruises Ltd.,
5.88%, 09/15/2027(f)		146,000	145,381
9.13%, 07/15/2031(f)		268,000	288,463
Vistra Corp.,
Series C, 8.88%(f)(h)(j)		437,000	467,316
8.00%(f)(h)(j)		141,000	144,375
Vistra Operations Co. LLC,
5.63%, 02/15/2027(f)		103,000	102,897
7.75%, 10/15/2031(f)		674,000	707,697
Windstream Services LLC/ Windstream Escrow Finance Corp., 8.25%, 10/01/2031(f)		149,000	154,065
Yum! Brands, Inc., 5.38%, 04/01/2032		293,000	284,074
			127,973,460
Uzbekistan–0.19%
National Bank of Uzbekistan, 8.50%, 07/05/2029(f)		650,000	664,485
Navoi Mining & Metallurgical Combinat, 6.70%, 10/17/2028(f)		620,000	618,461
			1,282,946
Zambia–0.22%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(f)		1,500,000	1,498,465
Total U.S. Dollar Denominated Bonds & Notes (Cost $237,881,541)			232,325,432

Non-U.S. Dollar Denominated Bonds & Notes–22.11%(o)
Argentina–0.05%
Argentina Promissory Notes,
Series 1, Class C, 12.00%, 01/08/2026(m)		89,374	79,550
Series 2, Class C, 12.00%, 07/08/2026(m)		111,176	94,009
Series 3, Class C, 12.00%, 01/07/2027(m)		161,707	130,163
Series 4, Class C, 12.00%, 04/07/2027(m)		73,569	57,850
			361,572
Australia–0.69%
Treasury Corporation of Victoria, 5.50%, 11/17/2026	AUD	7,395,000	4,695,684
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Belgium–0.25%
KBC Group N.V., 6.25%(f)(h)(j)	EUR	1,600,000	$1,712,001
Brazil–4.63%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	2,300,000	1,356,996
Series F, 10.00%, 01/01/2027	BRL	205,000,000	30,112,824
			31,469,820
Canada–0.73%
Province of Ontario, 5.85%, 03/08/2033	CAD	6,200,000	4,964,399
China–0.64%
China Government Bond, 3.32%, 04/15/2052	CNY	25,000,000	4,352,786
Colombia–2.75%
Colombian TES,
Series B, 6.00%, 04/28/2028	COP	15,450,000,000	3,086,831
Series B, 7.75%, 09/18/2030	COP	31,000,000,000	6,120,193
Series B, 7.00%, 06/30/2032	COP	30,000,000,000	5,324,712
Series B, 9.25%, 05/28/2042	COP	23,700,000,000	4,165,075
			18,696,811
Czech Republic–0.19%
CPI Property Group S.A., 4.88%(f)(h)(j)	EUR	1,300,000	1,294,424
Egypt–1.49%
Egypt Government Bond,
0.00%, 09/30/2025(k)	EGP	80,000,000	1,297,035
23.85%, 07/02/2027	EGP	175,000,000	3,350,791
Egypt Treasury Bills,
Series 364D, 25.90%, 03/18/2025(p)	EGP	74,400,000	1,387,197
Series 364D, 25.75%, 04/01/2025(p)	EGP	100,000,000	1,848,565
Series 364D, 25.95%, 04/29/2025(p)	EGP	124,000,000	2,243,867
			10,127,455
France–0.99%
BPCE S.A., Series NC5, 1.50%, 01/13/2042(f)(h)	EUR	3,600,000	3,563,227
Credit Agricole S.A., 7.25%(f)(h)(j)	EUR	900,000	993,039
Electricite de France S.A., 5.38%(f)(h)(j)	EUR	2,100,000	2,178,765
			6,735,031
Germany–0.21%
Deutsche Bank AG, 8.13%(f)(h)(j)	EUR	800,000	870,580
Volkswagen International Finance N.V., 4.63%(f)(h)(j)	EUR	520,000	537,987
			1,408,567
	Principal Amount		Value
Greece–0.14%
Eurobank S.A., 5.88%, 11/28/2029(f)(h)	EUR	775,000	$871,810
Hellenic Republic Government Bond, 0.00%, 10/15/2042(k)	EUR	23,730,000	68,826
			940,636
India–0.48%
India Government Bond, 7.09%, 08/05/2054	INR	275,000,000	3,237,949
Italy–0.83%
Intesa Sanpaolo S.p.A., 7.75%(f)(h)(j)	EUR	2,200,000	2,414,109
UniCredit S.p.A., 5.38%(f)(h)(j)	EUR	3,100,000	3,221,538
			5,635,647
Ivory Coast–0.14%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(f)	EUR	1,000,000	980,427
Malaysia–0.25%
Malaysia Government Bond, Series 115, 3.96%, 09/15/2025	MYR	7,500,000	1,685,005
Mexico–1.11%
Mexican Bonos,
Series M, 7.75%, 05/29/2031	MXN	73,700,000	3,155,160
Series M, 8.00%, 07/31/2053	MXN	120,000,000	4,369,259
			7,524,419
Netherlands–0.20%
ABN AMRO Bank N.V., 4.38%(f)(h)(j)	EUR	1,300,000	1,344,195
Romania–0.38%
Romanian Government International Bond, 5.13%, 09/24/2031(f)	EUR	2,570,000	2,605,704
South Africa–3.10%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	181,200,000	8,890,732
Series 2040, 9.00%, 01/31/2040	ZAR	270,000,000	12,187,399
			21,078,131
Spain–0.50%
Banco de Sabadell S.A., 5.75%(f)(h)(j)	EUR	1,800,000	1,875,763
Telefonica Europe B.V., 2.88%(f)(h)(j)	EUR	1,500,000	1,520,733
			3,396,496
Supranational–0.06%
African Development Bank, 0.00%, 01/17/2050(k)	ZAR	78,000,000	341,211
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Supranational–(continued)
International Finance Corp., 0.00%, 02/15/2029(f)(k)	TRY	3,700,000	$36,437
			377,648
United Kingdom–1.90%
HSBC Holdings PLC, 8.20%, 11/16/2034(f)(h)	GBP	1,550,000	2,127,321
Lloyds Banking Group PLC, 8.50%(h)(j)	GBP	950,000	1,232,185
Nationwide Building Society, 5.75%(f)(h)(j)	GBP	2,900,000	3,523,863
NatWest Group PLC, 5.13%(h)(j)	GBP	825,000	987,079
NGG Finance PLC, 5.63%, 06/18/2073(f)(h)	GBP	4,000,000	5,002,592
			12,873,040
United States–0.28%
Morgan Stanley, 2.10%, 05/08/2026(h)	EUR	1,600,000	1,652,442
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	225,000	225,368
			1,877,810
Uruguay–0.12%
Uruguay Government International Bond, 9.75%, 07/20/2033	UYU	34,725,100	795,262
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $164,199,455)			150,170,919

Asset-Backed Securities–8.34%
Angel Oak Mortgage Trust,
Series 2024-8, Class A3, 5.75%, 05/27/2069(f)(q)		$1,177,737	1,173,772
Series 2024-12, Class A2, 5.86%, 10/25/2069(f)(q)		383,448	383,442
Series 2024-12, Class A3, 6.01%, 10/25/2069(f)(q)		617,501	617,480
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, 11.07% (3 mo. Term SOFR + 6.41%), 10/15/2030(c)(f)		1,010,000	1,013,831
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)		6,908	6,517
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.53%, 01/15/2051(b)		3,638,831	47,526
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.89%, 11/13/2050(b)		1,735,697	31,810
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.84%, 01/25/2036(q)		3,244	2,972
Principal Amount		Value

Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(b)	$4,624,500	$98,924
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(q)	125,817	120,543
Series 2006-AR1, Class 1A1, 7.20% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)	27,648	27,162
COLT Mortgage Loan Trust, Series 2024-INV1, Class A3, 6.48%, 12/25/2068(f)(q)	420,222	424,124
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.26%, 08/15/2057	1,000,000	896,430
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	88,027	84,492
Series 2005-J4, Class A7, 5.50%, 11/25/2035	167,143	135,843
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 2A1A, 26.43% (1 mo. Term SOFR + 0.26%), 11/15/2036(c)	6,551	6,202
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(q)	19,437	17,330
Fideicomiso Dorrego Y Libertador, 2.00%, 12/31/2043(m)	3,144,648	2,987,416
FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.88%, 01/25/2050(f)(q)	280,000	273,434
Series 2016-K54, Class C, 4.05%, 04/25/2048(f)(q)	1,810,000	1,781,160
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(f)	325,500	331,563
GCAT 2024-INV3 Trust, Series 2024-INV3, Class A17, 6.50%, 09/25/2054(f)(q)	189,927	192,002
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.52%, 07/25/2035(q)	875	812
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	59,391	54,441
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(q)	7,402	7,434
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(q)	$680,000	$620,543
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 4.65% (1 mo. Term SOFR + 0.31%), 08/25/2036(c)	643,119	217,984
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(b)	1,588,510	33,522
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM5, Class A3, 6.00%, 10/25/2069(f)(q)	930,000	931,460
Obx 2024-Nqm18 Trust, Series 2024-NQM18, Class A3, 5.87%, 10/25/2064(f)(q)	1,234,239	1,232,184
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(f)(q)	310,814	310,111
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(f)(q)	597,719	596,704
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(f)(q)	265,452	264,740
Series 2024-NQM12, Class A2, 5.78%, 07/25/2064(f)(q)	600,760	600,269
Series 2024-NQM12, Class A3, 5.83%, 07/25/2064(f)(q)	302,709	302,218
Series 2024-NQM12, Class M1, 5.93%, 07/25/2064(f)(q)	310,000	307,242
Rate Mortgage Trust, Series 2024-J3, Class A2, 5.50%, 10/25/2054(f)(q)	522,280	512,735
Residential Accredit Loans, Inc. Trust, Series 2006- QS13, Class 1A8, 6.00%, 09/25/2036	4,555	3,572
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(b)	2,567,326	53,367
Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(f)(q)	407,146	404,670
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 4.76%, 12/25/2035(q)	2,344	2,120
Series 2003-AR10, Class A7, 6.55%, 10/25/2033(q)	12,463	11,856
	Principal Amount		Value

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(b)		$2,599,222	$53,989
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046		99,808	96,898
Alba PLC,
Series 2007-1, Class F, 8.10% (SONIA + 3.37%), 03/17/2039(c)(f)(o)	GBP	628,924	752,810
Series 2007-1, Class E, 6.05% (SONIA + 1.32%), 03/17/2039(c)(f)(o)	GBP	1,781,346	2,070,980
Series 2006-2, Class F, 8.10% (SONIA + 3.37%), 12/15/2038(c)(f)(o)	GBP	435,808	503,201
Auburn 15 PLC,
Series E, 6.71% (SONIA + 2.00%), 07/20/2045(c)(f)(o)	GBP	629,000	763,229
Series F, 7.21% (SONIA + 2.50%), 07/20/2045(c)(f)(o)	GBP	749,000	910,007
Eurosail PLC,
Series 2006-2X, Class E1C, 8.10% (SONIA + 3.37%), 12/15/2044(c)(f)(o)	GBP	1,830,000	2,056,800
Series 2006-4X, Class E1C, 7.85% (SONIA + 3.12%), 12/10/2044(c)(f)(o)	GBP	1,608,337	1,911,995
Series 2006-2X, Class D1A, 3.69% (3 mo. EURIBOR + 0.80%), 12/15/2044(c)(f)(o)	EUR	2,700,000	2,590,133
Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 5.74% (SONIA + 1.01%), 03/13/2045(c)(f)(o)	GBP	750,000	814,864
Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 3.69% (3 mo. EURIBOR + 0.80%), 03/13/2045(c)(f)(o)	EUR	3,600,000	3,279,711
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 6.61% (3 mo. EURIBOR + 3.75%), 06/18/2039(c)(f)(o)	EUR	1,780,000	1,809,248
Ludgate Funding PLC,
Series 2007-1, Class MA, 5.09% (SONIA + 0.36%), 01/01/2061(c)(f)(o)	GBP	738,511	871,367
Series 2006-1X, Class A2A, 5.04% (SONIA + 0.31%), 12/01/2060(c)(f)(o)	GBP	2,593,432	3,182,156
Mortgage Funding PLC, Series 2008-1, Class B2, 8.05% (SONIA + 3.32%), 03/13/2046(c)(f)(o)	GBP	6,497,463	7,806,886
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class F, 9.29% (SONIA + 4.50%), 07/20/2053(c)(f)(o)	GBP	620,000	$778,079
Prosil Acquisition S.A., Series 2019-1, Class A, 5.06% (3 mo. EURIBOR + 2.00%), 10/31/2039(c)(f)(o)	EUR	1,111,343	946,540
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 5.70% (1 mo. EURIBOR + 2.80%), 11/14/2035(c)(f)(o)	EUR	2,913,710	3,014,167
Alhambra SME Funding DAC, Series 2019-1, Class D, 12.11% (1 mo. EURIBOR + 9.25%), 11/30/2028(c)(f)(o)	EUR	94,506	89,492
Hera Financing DAC,
Series 2024-1A, Class B, 0.00% (SONIA + 2.95%), 11/17/2034(c)(f)(k)(o)	GBP	1,447,000	1,821,116
Series 2024-1A, Class C, 0.00% (SONIA + 3.75%), 11/17/2034(c)(f)(k)(o)	GBP	827,000	1,042,064
Series 2024-1A, Class A, 0.00% (SONIA + 1.90%), 11/17/2034(c)(f)(k)(o)	GBP	1,033,000	1,298,568
Lusitano Mortgages No. 5 PLC, Series D, 4.14% (3 mo. EURIBOR + 0.96%), 07/15/2059(c)(f)(o)	EUR	296,303	262,452
Fideicomiso Dorrego Y Libertador, 0.00%, 12/31/2043(k)(m)(o)	ARS	33,994,486	31,325
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(k)(m)(o)(q)	ARS	133,500,000	790,275
Total Asset-Backed Securities (Cost $60,643,626)			56,670,311
Principal Amount		Value
Agency Credit Risk Transfer Notes–4.89%
United States–4.89%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R04, Class 1M2, 7.67% (30 Day Average SOFR + 3.10%), 03/25/2042(c)(f)	$770,000	$801,230
Series 2022-R05, Class 2M1, 6.47% (30 Day Average SOFR + 1.90%), 04/25/2042(c)(f)	1,508,947	1,519,577
Series 2022-R08, Class 1M2, 8.17% (30 Day Average SOFR + 3.60%), 07/25/2042(c)(f)	1,350,000	1,425,228
Series 2023-R02, Class 1M1, 6.87% (30 Day Average SOFR + 2.30%), 01/25/2043(c)(f)	414,249	424,091
Series 2023-R03, Class 2M1, 7.07% (30 Day Average SOFR + 2.50%), 04/25/2043(c)(f)	749,306	763,329
Series 2023-R04, Class 1M1, 6.86% (30 Day Average SOFR + 2.30%), 05/25/2043(c)(f)	870,493	890,902
Series 2023-R06, Class 1M1, 6.27% (30 Day Average SOFR + 1.70%), 07/25/2043(c)(f)	405,613	407,272
Series 2023-R06, Class 1M2, 7.27% (30 Day Average SOFR + 2.70%), 07/25/2043(c)(f)	490,000	509,729
Series 2023-R06, Class 1B1, 8.47% (30 Day Average SOFR + 3.90%), 07/25/2043(c)(f)	565,000	599,210
Series 2023-R08, Class 1M2, 7.07% (30 Day Average SOFR + 2.50%), 10/25/2043(c)(f)	280,000	287,171
Series 2023-R08, Class 1M1, 6.07% (30 Day Average SOFR + 1.50%), 10/25/2043(c)(f)	322,128	323,807
Series 2024-R03, Class 2M2, 6.51% (30 Day Average SOFR + 1.95%), 03/25/2044(c)(f)	700,000	708,598
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Freddie Mac,
Series 2022-DNA2, Class M1B, STACR®, 6.97% (30 Day Average SOFR + 2.40%), 02/25/2042(c)(f)	$1,500,000	$1,536,617
Series 2022-DNA3, Class M1B, STACR®, 7.47% (30 Day Average SOFR + 2.90%), 04/25/2042(c)(f)	3,000,000	3,109,813
Series 2022-DNA3, Class M1A, STACR®, 6.57% (30 Day Average SOFR + 2.00%), 04/25/2042(c)(f)	1,260,064	1,276,536
Series 2022-HQA2, Class M1, STACR®, 8.57% (30 Day Average SOFR + 4.00%), 07/25/2042(c)(f)	1,500,000	1,599,380
Series 2022-HQA3, Class M1, STACR®, 8.12% (30 Day Average SOFR + 3.55%), 08/25/2042(c)(f)	1,500,000	1,578,574
Series 2022-HQA3, Class M2, STACR®, 9.92% (30 Day Average SOFR + 5.35%), 08/25/2042(c)(f)	1,605,000	1,743,111
Series 2023-DNA1, Class M1, STACR®, 6.66% (30 Day Average SOFR + 2.10%), 03/25/2043(c)(f)	832,294	844,750
Series 2023-HQA1, Class M1, STACR®, 8.07% (30 Day Average SOFR + 3.50%), 05/25/2043(c)(f)	2,534,425	2,694,221
Series 2023-HQA2, Class M1, STACR®, 6.57% (30 Day Average SOFR + 2.00%), 06/25/2043(c)(f)	681,305	685,532
Series 2023-HQA2, Class M1, STACR®, 7.92% (30 Day Average SOFR + 3.35%), 06/25/2043(c)(f)	900,000	946,116
Series 2023-HQA3, Class M2, STACR®, 7.92% (30 Day Average SOFR + 3.35%), 11/25/2043(c)(f)	3,100,000	3,310,378
Series 2024-DNA1, Class M2, STACR®, 6.52% (30 Day Average SOFR + 1.95%), 02/25/2044(c)(f)	1,550,000	1,572,387
Series 2024-HQA1, Class M2, STACR®, 6.57% (30 Day Average SOFR + 2.00%), 03/25/2044(c)(f)	1,670,900	1,698,328
Series 2024-DNA2, Class M2, STACR®, 6.27% (30 Day Average SOFR + 1.70%), 05/25/2044(c)(f)	387,500	390,333
Series 2024-HQA2, Class M2, STACR®, 6.37% (30 Day Average SOFR + 1.80%), 08/25/2044(c)(f)	1,550,000	1,570,570
Total Agency Credit Risk Transfer Notes (Cost $32,334,510)		33,216,790
Principal Amount		Value
U.S. Treasury Securities–2.90%
U.S. Treasury Bills–2.90%
4.28 - 4.78%, 01/30/2025(d)(p)(r)	$4,434,667	$4,436,373
4.40%, 05/01/2025(d)(p)(r)	15,276,671	15,287,833
Total U.S. Treasury Securities (Cost $19,711,338)		19,724,206
Shares
Common Stocks & Other Equity Interests–2.47%
Argentina–2.44%
Banco BBVA Argentina S.A.	80,000	588,467
Banco Macro S.A., Class B	170,000	1,891,259
Grupo Financiero Galicia S.A., Class B	535,000	3,854,614
Pampa Energia S.A.(s)	400,000	1,612,429
YPF S.A., ADR(s)	22,500	956,475
YPF S.A., Class D(s)	157,100	7,648,648
		16,551,892
United States–0.03%
Claire’s Holdings LLC, Class S	235	705
Endo, Inc.(s)	5,294	129,264
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(m)(s)	31,946	958
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(m)(s)	35,496	1,065
McDermott International, Inc.(s)	39,024	4,683
Murray Energy Corp.	911	75,272
Sabine Oil & Gas Holdings, Inc.(m)(s)	837	75
Windstream Services LLC, Wts.	176	3,527
		215,549
Total Common Stocks & Other Equity Interests (Cost $9,664,710)		16,767,441
Exchange-Traded Funds–2.28%
United States–2.28%
Invesco Senior Loan ETF(i)(t) (Cost $15,516,730)	734,000	15,465,380
Principal Amount
Variable Rate Senior Loan Interests–0.46%(u)(v)
United States–0.46%
Camelot US Acquisition LLC, Term Loan, 7.11% (1 mo. Term SOFR + 2.75%), 01/31/2031	$274,316	274,445
Carnival Corp., Term Loan B, 7.11% (1 mo. Term SOFR + 2.75%), 10/18/2028	230,512	232,457
Claire’s Stores, Inc., Term Loan, 10.96% (1 mo. Term SOFR + 6.50%), 12/18/2026	69,331	55,915
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.47% (1 mo. Term SOFR + 4.00%), 08/23/2028	285,646	287,906
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Cloud Software Group, Inc., Term Loan, 7.83% (3 mo. Term SOFR + 3.50%), 03/29/2029	$140,000	$140,589
Concentra Health Services, Inc., Term Loan B, 6.61% (1 mo. Term SOFR + 2.25%), 07/26/2031(m)	89,775	90,560
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.61% (1 mo. Term SOFR + 3.25%), 01/31/2030(m)	302,242	306,020
Greystar Real Estate Partners LLC, Term Loan B, 7.09% (3 mo. Term SOFR + 2.75%), 08/21/2030(m)	155,243	156,601
Mativ Holdings, Inc., Term Loan B, 8.22% (1 mo. Term SOFR + 3.75%), 04/20/2028	113,612	113,328
Medline Borrower L.P., Incremental Term Loan B, 6.61% (1 mo. Term SOFR + 2.25%), 10/23/2028	261,083	262,300
PetSmart, Inc., Term Loan, -% (1 mo. Term SOFR + 3.75%), 02/11/2028	140,000	139,708
Prairie ECI Acquiror L.P., Term Loan B-2, 8.61% (1 mo. Term SOFR + 4.75%), 08/01/2029	317,915	320,697
Scientific Games Holdings L.P., Term Loan B, 7.59% (3 mo. Term SOFR + 3.00%), 04/04/2029	298,668	299,751
Syneos Health, Inc., Term Loan, 8.33% (3 mo. Term SOFR + 4.00%), 09/27/2030	297,750	291,386
TransDigm, Inc., Term Loan L, 6.83% (3 mo. Term SOFR + 2.50%), 01/19/2032	139,650	140,105
Total Variable Rate Senior Loan Interests (Cost $3,105,992)		3,111,768
Shares		Value
Preferred Stocks–0.00%
United States–0.00%
Claire’s Holdings LLC, Series A, Pfd. (Cost $36,875)	71	$9,053
Money Market Funds–9.67%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(t)(w)	22,992,662	22,992,662
Invesco Treasury Portfolio, Institutional Class, 4.38%(t)(w)	42,700,657	42,700,657
Total Money Market Funds (Cost $65,693,319)		65,693,319

Options Purchased–2.00%
(Cost $16,171,146)(x)		13,560,873
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-141.03% (Cost $979,561,034)		957,799,853
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.25%
Invesco Private Government Fund, 4.50%(t)(w)(y)	11,793,470	11,793,470
Invesco Private Prime Fund, 4.53%(t)(w)(y)	30,637,088	30,646,279
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,439,749)		42,439,749
TOTAL INVESTMENTS IN SECURITIES—147.28% (Cost $1,022,000,783)		1,000,239,602
OTHER ASSETS LESS LIABILITIES–(47.28)%		(321,104,783)
NET ASSETS–100.00%		$679,134,819
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLO	– Collateralized Loan Obligation
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
Ctfs.	– Certificates
EGP	– Egypt Pound
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
IO	– Interest Only
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
TRY	– Turkish Lira
UYU	– Uruguay Peso
Wts.	– Warrants
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(b)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
December 31, 2024.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2024.
(d)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1Q.
(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1R.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
December 31, 2024 was $254,085,248, which represented 37.41% of the Fund’s Net Assets.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(i)	All or a portion of this security was out on loan at December 31, 2024.
(j)	Perpetual bond with no specified maturity date.
(k)	Zero coupon bond issued at a discount.
(l)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at December 31, 2024 represented less than 1% of the Fund’s Net Assets.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(q)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on December 31, 2024.

(r)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(s)	Non-income producing security.
(t)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Invesco Senior Loan ETF	$-	$15,516,730	$-	$(51,350)	$-	$15,465,380	$136,458
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,078,518	$173,800,350	$(166,886,206)	$-	$-	$22,992,662	$968,672
Invesco Liquid Assets Portfolio, Institutional Class	12,328,173	84,551,406	(96,874,858)	(2,380)	(2,341)	-	372,491
Invesco Treasury Portfolio, Institutional Class	18,375,449	258,709,958	(234,384,750)	-	-	42,700,657	1,439,490
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,429,657	146,517,917	(142,154,104)	-	-	11,793,470	466,163*
Invesco Private Prime Fund	20,083,316	237,051,079	(226,479,534)	(1,156)	(7,426)	30,646,279	1,242,793*
Total	$74,295,113	$916,147,440	$(866,779,452)	$(54,886)	$(9,767)	$123,598,448	$4,626,067

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(u)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(v)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(w)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(x)	The table below details options purchased.
(y)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus JPY	Call	Goldman Sachs International	06/26/2025	JPY	120.00	AUD	2,795,000	$7,866
AUD versus JPY	Call	Goldman Sachs International	07/03/2025	JPY	120.00	AUD	1,863,333	4,559
AUD versus USD	Call	Merrill Lynch International	06/11/2025	USD	0.65	AUD	27,740,000	172,178
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	01/17/2025	USD	1.15	EUR	705,000	258
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	12/03/2025	USD	1.14	EUR	30,770,000	162,903
EUR versus USD	Call	Merrill Lynch International	01/20/2025	USD	1.15	EUR	1,097,500	66
USD versus CNH	Call	Goldman Sachs International	04/16/2025	CNH	7.65	USD	2,690,000	270,910
USD versus CNH	Call	J.P. Morgan Chase Bank, N.A.	04/16/2025	CNH	7.25	USD	23,065,000	434,914
Subtotal — Foreign Currency Call Options Purchased								1,053,654
Currency Risk
CHF versus JPY	Put	Deutsche Bank AG	02/26/2025	JPY	158.00	CHF	933,100	19,700
CHF versus JPY	Put	J.P. Morgan Chase Bank, N.A.	03/18/2025	JPY	170.00	CHF	12,300,000	17,375
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	02/06/2025	NOK	11.50	EUR	1,162,500	105,924
USD versus BRL	Put	Goldman Sachs International	07/24/2025	BRL	5.35	USD	15,470,000	31,930
USD versus BRL	Put	Goldman Sachs International	09/02/2025	BRL	5.75	USD	1,860,000	246,610
USD versus BRL	Put	Goldman Sachs International	10/27/2025	BRL	5.15	USD	3,100,000	75,172
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	07/03/2025	BRL	5.25	USD	15,527,500	19,083
USD versus IDR	Put	Goldman Sachs International	03/24/2025	IDR	15,000.00	USD	15,425,000	7,142
USD versus INR	Put	J.P. Morgan Chase Bank, N.A.	03/26/2025	INR	83.50	USD	37,025,000	20,882
USD versus KRW	Put	Merrill Lynch International	06/03/2025	KRW	1,288.00	USD	1,845,000	24,732
USD versus MXN	Put	Goldman Sachs International	03/13/2025	MXN	18.25	USD	1,705,000	5,698
USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.75	USD	25,575,000	179
USD versus MXN	Put	Goldman Sachs International	09/12/2025	MXN	18.50	USD	1,705,000	115,679
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus MXN	Put	Goldman Sachs International	10/28/2025	MXN	18.00	USD	3,400,000	$137,986
USD versus MXN	Put	Goldman Sachs International	11/25/2025	MXN	19.25	USD	1,845,000	243,276
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	02/26/2025	MXN	20.00	USD	1,845,000	157,045
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	09/15/2025	MXN	18.50	USD	1,545,000	106,687
USD versus MXN	Put	Merrill Lynch International	03/11/2025	MXN	18.00	USD	1,647,000	2,864
USD versus ZAR	Put	Goldman Sachs International	03/17/2025	ZAR	16.50	USD	15,440,000	2,964
USD versus ZAR	Put	Goldman Sachs International	03/19/2025	ZAR	16.25	USD	11,575,000	1,331
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	02/07/2025	ZAR	17.25	USD	1,845,000	12,190
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	03/12/2025	ZAR	17.75	USD	1,080,000	64,900
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	04/10/2025	ZAR	17.50	USD	932,500	43,803
Subtotal — Foreign Currency Put Options Purchased								1,463,152
Total Foreign Currency Options Purchased								$2,516,806

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $18,770,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.71%	Pay	SOFR	Annually	07/06/2026	USD	71,835,000	$3,876,679
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	46,500,000	6,223,036
30 Year Interest Rate Swap	Put	Deutsche Bank AG	3.64	Pay	SOFR	Annually	01/11/2027	USD	9,300,000	944,352
Total Interest Rate Swaptions Purchased										$11,044,067

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $18,770,000.

Open Exchange-Traded Futures Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Interest Rate Risk
Euro-OAT	Put	02/21/2025	369	EUR	123.00	EUR	45,387,000	$(382,229)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Credit Risk
BNP Paribas S.A.	Put	106.00%	Markit CDX North America High Yield Index, Series 43, Version 1	5.00%	Quarterly	03/19/2025	3.117%	USD	31,000,000	$(214,289)
J.P. Morgan Chase Bank, N.A.	Put	105.00	Markit CDX North America High Yield Index, Series 43, Version 1	5.00	Quarterly	02/19/2025	3.117	USD	72,300,000	(190,690)
J.P. Morgan Chase Bank, N.A.	Put	106.00	Markit CDX North America High Yield Index, Series 43, Version 1	5.00	Quarterly	03/19/2025	3.117	USD	31,000,000	(214,289)
Total Credit Default Swaptions Written										$(619,268)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $18,770,000.
(b)
Implied credit spreads represent the current level, as of December 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Merrill Lynch International	06/11/2025	USD	0.69	AUD	27,740,000	$(41,224)
CHF versus JPY	Call	J.P. Morgan Chase Bank, N.A.	01/24/2025	JPY	185.00	CHF	12,300,000	(610)
USD versus BRL	Call	Goldman Sachs International	09/02/2025	BRL	6.50	USD	930,000	(448,824)
USD versus BRL	Call	Merrill Lynch International	02/27/2025	BRL	6.10	USD	10,060,000	(393,487)
USD versus CNH	Call	J.P. Morgan Chase Bank, N.A.	04/16/2025	CNH	7.50	USD	23,065,000	(125,727)
USD versus COP	Call	Goldman Sachs International	06/13/2025	COP	4,350.00	USD	9,265,000	(485,968)
USD versus COP	Call	Morgan Stanley and Co. International PLC	01/30/2025	COP	4,400.00	USD	19,255,000	(321,809)
USD versus IDR	Call	Goldman Sachs International	03/24/2025	IDR	15,880.00	USD	15,425,000	(410,166)
USD versus JPY	Call	Goldman Sachs International	03/04/2025	JPY	154.00	USD	9,230,000	(240,534)
USD versus MXN	Call	Merrill Lynch International	04/30/2025	MXN	19.00	USD	2,492,400	(2,343,511)
USD versus TRY	Call	Goldman Sachs International	06/09/2025	TRY	41.48	USD	9,230,000	(366,754)
USD versus TRY	Call	Goldman Sachs International	09/19/2025	TRY	50.00	USD	9,260,000	(336,295)
USD versus TRY	Call	Goldman Sachs International	12/11/2025	TRY	48.50	USD	23,120,000	(1,653,958)
USD versus ZAR	Call	Goldman Sachs International	09/17/2025	ZAR	20.00	USD	5,790,000	(194,498)
USD versus ZAR	Call	Goldman Sachs International	09/19/2025	ZAR	20.00	USD	5,785,000	(196,100)
Subtotal — Foreign Currency Call Options Written								(7,559,465)
Currency Risk
AUD versus USD	Put	Merrill Lynch International	06/11/2025	USD	0.61	AUD	27,740,000	(355,120)
USD versus CNH	Put	Goldman Sachs International	04/28/2025	CNH	6.89	USD	465,000	(61,837)
USD versus CNH	Put	Goldman Sachs International	10/16/2025	CNH	6.75	USD	385,000	(80,191)
USD versus CNH	Put	J.P. Morgan Chase Bank, N.A.	04/16/2025	CNH	6.75	USD	23,065,000	(15,546)
USD versus IDR	Put	Goldman Sachs International	03/24/2025	IDR	14,400.00	USD	15,425,000	(1,620)
USD versus INR	Put	J.P. Morgan Chase Bank, N.A.	03/26/2025	INR	82.50	USD	37,025,000	(9,552)
USD versus JPY	Put	Goldman Sachs International	03/04/2025	JPY	145.00	USD	9,230,000	(18,912)
USD versus MXN	Put	Goldman Sachs International	02/12/2025	MXN	19.75	USD	15,425,000	(15,302)
USD versus MXN	Put	Goldman Sachs International	03/31/2025	MXN	16.00	USD	25,575,000	(26)
Subtotal — Foreign Currency Put Options Written								(558,106)
Total Foreign Currency Options Written								$(8,117,571)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $18,770,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.41%	SOFR	Receive	Annually	05/08/2025	USD	18,450,000	$(169,482)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	07/11/2029	USD	18,635,000	(809,825)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.10	6 Month EURIBOR	Receive	Semi-Annually	03/17/2025	EUR	37,065,000	(133,571)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.25	6 Month EURIBOR	Receive	Semi-Annually	01/07/2025	EUR	9,300,000	(204,328)
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.65	SOFR	Receive	Annually	01/16/2025	USD	55,325,000	(10,371)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.40	6 Month EURIBOR	Receive	Semi-Annually	01/07/2025	EUR	13,950,000	(74,764)
Subtotal—Interest Rate Call Swaptions Written										(1,402,341)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Put	Barclays Bank PLC	4.14%	SONIA	Pay	Annually	02/19/2025	GBP	74,400,000	$(318,374)
10 Year Interest Rate Swap	Put	BNP Paribas S.A.	4.00	SOFR	Pay	Annually	01/23/2025	USD	15,470,000	(173,290)
10 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.90	SOFR	Pay	Annually	01/27/2025	USD	18,460,000	(320,082)
2 Year Interest Rate Swap	Put	Deutsche Bank AG	3.99	SOFR	Pay	Annually	01/11/2027	USD	83,700,000	(930,494)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.26	6 Month EURIBOR	Pay	Semi-Annually	03/15/2039	EUR	93,000,000	(2,242,681)
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.25	6 Month EURIBOR	Pay	Semi-Annually	01/07/2025	EUR	9,300,000	(10,953)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.40	6 Month EURIBOR	Pay	Semi-Annually	03/17/2025	EUR	37,065,000	(351,237)
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.92	SOFR	Pay	Annually	07/11/2029	USD	18,635,000	(2,196,719)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.66	SOFR	Pay	Annually	07/06/2026	USD	324,125,000	(4,285,166)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.08	SONIA	Pay	Annually	11/10/2025	GBP	129,135,000	(1,089,813)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.40	6 Month EURIBOR	Pay	Semi-Annually	01/07/2025	EUR	13,950,000	(24,405)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.00	SOFR	Pay	Annually	01/29/2025	USD	69,305,000	(831,573)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.65	SOFR	Pay	Annually	01/16/2025	USD	55,325,000	(977,090)
Subtotal—Interest Rate Put Swaptions Written										(13,751,877)
Total Interest Rate Swaptions Written										$(15,154,218)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $18,770,000.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	2,198	March-2025	$451,929,408	$57,542	$57,542
U.S. Treasury 10 Year Notes	298	March-2025	32,407,500	(649,502)	(649,502)
Subtotal—Long Futures Contracts				(591,960)	(591,960)
Short Futures Contracts
Interest Rate Risk
Australia 10 Year Bonds	329	March-2025	(22,985,323)	372,566	372,566
Euro-BTP	162	March-2025	(20,133,562)	418,496	418,496
Euro-OAT	114	March-2025	(14,571,920)	296,668	296,668
U.S. Treasury 5 Year Notes	72	March-2025	(7,653,937)	37,528	37,528
U.S. Treasury 10 Year Ultra Notes	8	March-2025	(890,500)	11,483	11,483
U.S. Treasury Long Bonds	14	March-2025	(1,593,812)	38,031	38,031
U.S. Treasury Ultra Bonds	101	March-2025	(12,009,531)	777,872	777,872
Subtotal—Short Futures Contracts				1,952,644	1,952,644
Total Futures Contracts				$1,360,684	$1,360,684

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/19/2025	Barclays Bank PLC	CHF	9,346,208	USD	10,764,349	$382,602
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/19/2025	Barclays Bank PLC	GBP	2,550,000	USD	3,251,852	$61,331
03/19/2025	BNP Paribas S.A.	JPY	6,790,000	USD	45,833	2,317
03/19/2025	Citibank, N.A.	EUR	49,308,083	USD	52,328,001	1,082,280
02/18/2025	Deutsche Bank AG	JPY	1,133,640,000	USD	7,520,000	279,343
03/19/2025	Deutsche Bank AG	PLN	2,402,185	USD	594,361	14,395
03/19/2025	Deutsche Bank AG	USD	5,632,647	TRY	217,200,500	76,925
04/03/2025	Deutsche Bank AG	CNY	60,764,932	USD	8,535,000	136,602
02/21/2025	Goldman Sachs International	CNY	126,211,252	USD	17,785,000	333,411
03/19/2025	Goldman Sachs International	CLP	1,485,000	USD	1,528	36
03/19/2025	Goldman Sachs International	COP	94,171,289,750	USD	21,248,514	91,711
03/19/2025	Goldman Sachs International	INR	5,926,139,750	USD	70,150,000	1,440,362
03/19/2025	Goldman Sachs International	NZD	603,000	USD	352,806	15,167
03/19/2025	Goldman Sachs International	PEN	1,563,000	USD	420,433	5,351
03/19/2025	Goldman Sachs International	THB	4,302,691	USD	127,824	995
03/19/2025	Goldman Sachs International	USD	10,594,257	CNY	76,750,000	14,167
03/26/2025	Goldman Sachs International	IDR	103,513,550,000	USD	6,790,000	438,482
03/19/2027	Goldman Sachs International	INR	3,444,487,500	USD	38,750,000	799,505
02/04/2025	J.P. Morgan Chase Bank, N.A.	BRL	224,189,000	USD	38,386,161	2,312,988
03/19/2025	J.P. Morgan Chase Bank, N.A.	CAD	7,380,000	USD	5,236,219	87,586
03/19/2025	J.P. Morgan Chase Bank, N.A.	INR	509,184,450	USD	5,977,255	73,601
01/07/2025	Merrill Lynch International	CLP	10,309,282,500	EUR	10,230,000	232,657
01/07/2025	Merrill Lynch International	EUR	10,230,000	USD	10,639,200	40,745
01/07/2025	Merrill Lynch International	USD	10,329,942	CLP	10,309,282,500	35,856
01/31/2025	Merrill Lynch International	JPY	413,864,425	USD	2,710,000	72,200
02/14/2025	Merrill Lynch International	JPY	728,806,600	USD	4,780,000	127,227
03/19/2025	Merrill Lynch International	IDR	6,434,086,100	USD	403,898	8,904
03/19/2025	Merrill Lynch International	INR	646,990,350	USD	7,596,735	95,313
03/19/2025	Merrill Lynch International	MXN	327,987,153	USD	15,949,103	415,553
06/05/2025	Merrill Lynch International	KRW	6,493,305,000	USD	4,615,000	189,913
06/13/2025	Merrill Lynch International	AUD	18,495,000	USD	11,788,528	334,650
04/02/2025	Morgan Stanley and Co. International PLC	MXN	196,235,888	USD	9,974,250	702,088
03/19/2025	Standard Chartered Bank PLC	ZAR	411,900,000	USD	22,923,704	1,246,917
04/03/2025	Standard Chartered Bank PLC	INR	721,719,600	USD	8,535,000	178,862
03/19/2025	UBS AG	AUD	5,135,000	USD	3,281,609	102,947
03/19/2025	UBS AG	GBP	41,087,310	USD	52,283,601	875,794
Subtotal—Appreciation						12,308,783
Currency Risk
03/19/2025	Barclays Bank PLC	USD	3,274,482	NOK	36,486,000	(69,895)
03/19/2025	BNP Paribas S.A.	USD	62,666,879	JPY	9,283,972,721	(3,168,415)
03/19/2025	Citibank, N.A.	USD	2,692,381	EUR	2,537,000	(55,686)
02/28/2025	Deutsche Bank AG	JPY	264,837,150	CHF	1,515,000	(14,270)
03/19/2025	Deutsche Bank AG	USD	169,741	HUF	66,412,962	(3,186)
03/19/2025	Deutsche Bank AG	USD	4,415,000	INR	376,678,970	(47,658)
03/19/2025	Deutsche Bank AG	USD	4,641,990	KRW	6,622,959,947	(146,514)
03/19/2025	Deutsche Bank AG	USD	174,682	PLN	706,000	(4,231)
03/19/2025	Deutsche Bank AG	USD	18,081,966	ZAR	333,270,000	(543,186)
04/03/2025	Deutsche Bank AG	USD	8,535,000	INR	721,887,398	(176,920)
03/19/2025	Goldman Sachs International	CNY	24,860,000	USD	3,431,573	(4,589)
03/19/2025	Goldman Sachs International	USD	10,856,792	CLP	10,553,018,983	(255,348)
03/19/2025	Goldman Sachs International	USD	7,202,998	CZK	170,407,216	(189,280)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/19/2025	Goldman Sachs International	USD	35,650,000	INR	3,012,959,750	$(716,741)
03/19/2025	Goldman Sachs International	USD	1,345,236	NZD	2,299,219	(57,831)
04/02/2025	Goldman Sachs International	USD	9,974,250	MXN	196,791,953	(675,814)
03/19/2027	Goldman Sachs International	USD	76,250,000	INR	6,778,237,500	(1,569,088)
01/28/2025	J.P. Morgan Chase Bank, N.A.	JPY	495,015,110	CHF	2,830,000	(27,875)
02/04/2025	J.P. Morgan Chase Bank, N.A.	USD	4,647,586	BRL	27,143,576	(280,043)
03/19/2025	J.P. Morgan Chase Bank, N.A.	USD	669,332	CAD	943,366	(11,196)
03/19/2025	J.P. Morgan Chase Bank, N.A.	USD	5,925,553	EUR	5,585,000	(121,082)
03/19/2025	Merrill Lynch International	CLP	10,309,282,500	USD	10,315,472	(41,117)
03/19/2025	Merrill Lynch International	USD	11,623,135	EUR	11,130,000	(55,764)
03/19/2025	Merrill Lynch International	USD	9,072,485	INR	772,675,400	(113,829)
02/04/2025	Morgan Stanley and Co. International PLC	USD	1,840,771	BRL	11,122,121	(51,164)
03/19/2025	Royal Bank of Canada	USD	11,900,402	AUD	18,440,000	(485,692)
03/19/2025	Standard Chartered Bank PLC	USD	4,631,628	ZAR	83,222,488	(251,934)
04/03/2025	Standard Chartered Bank PLC	USD	8,535,000	CNY	60,786,270	(133,652)
03/19/2025	UBS AG	USD	5,248,179	AUD	8,212,252	(164,640)
03/19/2025	UBS AG	USD	815,673	GBP	641,000	(13,663)
Subtotal—Depreciation						(9,450,303)
Total Forward Foreign Currency Contracts						$2,858,480

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Brazil Government International Bonds	Buy	(1.00)%	Quarterly	12/20/2026	1.113%	USD	4,650,000	$(1,756)	$10,542	$12,298
Markit iTraxx Europe Crossover Index, Series 42, Version 1	Buy	(5.00)	Quarterly	12/20/2029	3.120	EUR	134,960,000	(12,086,223)	(11,024,632)	1,061,591
Markit CDX Emerging Markets Index, Series 42, Version 1	Buy	(1.00)	Quarterly	12/20/2029	1.729	USD	4,650,000	136,153	144,666	8,513
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	2.136	USD	6,200,000	244,286	306,385	62,099
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.477	EUR	2,330,000	28,751	48,237	19,486
Subtotal - Appreciation								(11,678,789)	(10,514,802)	1,163,987
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2027	1.421	USD	1,500,000	49,414	17,754	(31,660)
Columbia Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	2.140	USD	1,550,000	78,623	76,756	(1,867)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.447	EUR	2,330,000	(20,204)	(51,761)	(31,557)
South Africa Government International Bonds	Buy	(1.00)	Quarterly	06/20/2029	1.730	USD	1,550,000	69,273	44,665	(24,608)
Subtotal - Depreciation								177,106	87,414	(89,692)
Total Centrally Cleared Credit Default Swap Agreements								$(11,501,683)	$(10,427,388)	$1,074,295

(a)	Centrally cleared swap agreements collateralized by $1,205,032 cash held with Counterparties.
(b)
Implied credit spreads represent the current level, as of December 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	3 Month CZK PRIBOR	Quarterly	5.36%	Annually	01/05/2025	CZK	349,500,000	$—	$2,428	$2,428
Receive	6 Month EURIBOR	Semi-Annually	(1.80)	Annually	10/31/2054	EUR	19,530,000	—	2,648	2,648
Pay	SOFR	Annually	4.05	Annually	03/19/2027	USD	34,500,000	—	4,114	4,114
Receive	SOFR	Annually	(4.03)	Annually	02/03/2030	USD	36,505,000	—	13,934	13,934
Receive	SOFR	Annually	(4.06)	Annually	02/03/2035	USD	28,390,000	—	18,949	18,949
Receive	COOVIBR	Quarterly	(8.88)	Quarterly	05/09/2032	COP	11,600,000,000	—	21,468	21,468
Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	4,050,000,000	—	24,419	24,419
Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	15,000,000,000	—	60,422	60,422
Receive	SORA	Semi-Annually	(2.53)	Semi-Annually	08/02/2044	SGD	18,565,000	—	61,241	61,241
Receive	6 Month EURIBOR	Semi-Annually	(1.68)	Annually	11/23/2054	EUR	7,570,000	—	84,961	84,961
Pay	28 Day MXN TIIE	28 days	9.42	28 days	03/13/2030	MXN	263,000,000	294	124,235	123,941
Receive	CORRA	Semi-Annually	(2.64)	Semi-Annually	12/12/2029	CAD	56,035,000	—	124,484	124,484
Receive	COOVIBR	Quarterly	(8.49)	Quarterly	03/19/2035	COP	12,000,000,000	—	133,862	133,862
Receive	COOVIBR	Quarterly	(8.38)	Quarterly	03/19/2035	COP	12,000,000,000	—	151,048	151,048
Receive	FBIL Overnight MIBOR	At Maturity	(6.47)	At Maturity	10/16/2025	INR	8,064,000,000	—	155,011	155,011
Receive	28 Day MXN TIIE	28 days	(8.94)	28 days	03/07/2035	MXN	134,650,000	—	180,381	180,381
Pay	6 Month EURIBOR	Semi-Annually	2.62	Annually	01/15/2029	EUR	15,004,000	—	233,730	233,730
Pay	6 Month EURIBOR	Semi-Annually	2.33	Annually	12/06/2026	EUR	95,180,000	(66,369)	243,821	310,190
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	8,940,000	—	429,019	429,019
Pay	6 Month EURIBOR	Semi-Annually	2.41	Annually	09/06/2029	EUR	75,230,000	—	520,148	520,148
Pay	6 Month EURIBOR	Semi-Annually	3.01	Annually	06/04/2029	EUR	17,000,000	(2,511)	570,356	572,867
Pay	6 Month EURIBOR	Semi-Annually	3.01	Annually	07/04/2029	EUR	22,000,000	—	744,981	744,981
Receive	SOFR	Annually	(3.52)	Annually	03/06/2055	USD	24,575,000	47,526	1,688,716	1,641,190
Receive	SOFR	Annually	(3.66)	Annually	03/06/2035	USD	121,660,000	94,946	4,020,990	3,926,044
Subtotal — Appreciation								73,886	9,615,366	9,541,480
Interest Rate Risk
Pay	SOFR	Annually	3.81	Annually	03/06/2027	USD	296,690,000	(35,406)	(1,368,118)	(1,332,712)
Pay	BZDIOVRA	At Maturity	11.57	At Maturity	01/04/2027	BRL	68,013,252	—	(826,353)	(826,353)
Receive	6 Month EURIBOR	Semi-Annually	(2.30)	Annually	12/20/2054	EUR	18,495,000	—	(577,885)	(577,885)
Pay	6 Month EURIBOR	Semi-Annually	2.12	Annually	12/06/2034	EUR	26,000,000	—	(568,443)	(568,443)
Pay	BZDIOVRA	At Maturity	9.77	At Maturity	01/04/2027	BRL	27,883,036	—	(557,180)	(557,180)
Receive	6 Month EURIBOR	Semi-Annually	(2.30)	Annually	12/24/2054	EUR	16,945,000	—	(531,598)	(531,598)
Pay	SOFR	Annually	3.77	Annually	12/12/2029	USD	40,870,000	—	(491,807)	(491,807)
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	8,940,000	—	(434,009)	(434,009)
Pay	BZDIOVRA	At Maturity	14.57	At Maturity	01/02/2029	BRL	69,346,146	—	(416,789)	(416,789)
Receive	3 Month JIBAR	Quarterly	(10.00)	Quarterly	10/26/2033	ZAR	87,000,000	—	(405,516)	(405,516)
Pay	28 Day MXN TIIE	28 days	8.90	28 days	03/13/2030	MXN	907,500,000	1,368	(306,696)	(308,064)
Pay	6 Month WIBOR	Semi-Annually	4.42	Annually	03/19/2030	PLN	42,300,000	—	(239,823)	(239,823)
Pay	6 Month BBSW	Semi-Annually	4.21	Semi-Annually	12/11/2034	AUD	35,140,000	—	(237,326)	(237,326)
Pay	28 Day MXN TIIE	28 days	8.90	28 days	12/24/2025	MXN	907,500,000	—	(212,635)	(212,635)
Receive	3 Month JIBAR	Quarterly	(9.87)	Quarterly	06/15/2033	ZAR	42,300,000	—	(182,901)	(182,901)
Pay	SONIA	Annually	3.98	Annually	11/23/2054	GBP	9,045,000	(21,235)	(201,970)	(180,735)
Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	18,255,000,000	—	(159,371)	(159,371)
Pay	SONIA	Annually	3.99	Annually	05/03/2054	GBP	6,702,200	—	(159,126)	(159,126)
Pay	BZDIOVRA	At Maturity	14.98	At Maturity	01/02/2029	BRL	38,030,574	—	(139,421)	(139,421)
Pay	FBIL Overnight MIBOR	Semi-Annually	6.19	Semi-Annually	10/16/2026	INR	4,104,000,000	—	(134,582)	(134,582)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	SONIA	Annually	4.17%	Annually	01/13/2027	GBP	48,335,000	$—	$(97,809)	$(97,809)
Receive	FBIL Overnight MIBOR	Semi-Annually	(6.37)	Semi-Annually	03/19/2027	INR	2,850,000,000	—	(92,205)	(92,205)
Pay	TONAR	Annually	1.58	Annually	12/06/2044	JPY	1,338,390,000	—	(75,358)	(75,358)
Pay	BZDIOVRA	At Maturity	15.42	At Maturity	01/02/2029	BRL	38,196,486	—	(39,418)	(39,418)
Pay	28 Day MXN TIIE	28 days	9.42	28 days	12/24/2025	MXN	263,000,000	—	(13,716)	(13,716)
Receive	COOVIBR	Quarterly	(9.06)	Quarterly	05/16/2032	COP	11,100,000,000	—	(3,166)	(3,166)
Subtotal — Depreciation								(55,273)	(8,473,221)	(8,417,948)
Total Centrally Cleared Interest Rate Swap Agreements								$18,613	$1,142,145	$1,123,532

(a)	Centrally cleared swap agreements collateralized by $1,205,032 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)%	Quarterly	12/20/2026	0.124%	USD	34,419,807	$(2,780,503)	$(3,174,540)	$(394,037)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.196	USD	8,947,731	(977,560)	(1,189,940)	(212,380)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe CrossoverIndex, Series 42, Version 1	Sell	5.00	Quarterly	12/20/2029	2.615	EUR	10,850,000	1,309,686	1,233,071	(76,615)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe CrossoverIndex, Series 42, Version 1	Sell	5.00	Quarterly	12/20/2029	0.653	EUR	20,770,000	4,221,098	4,089,939	(131,159)
Total Over-The-Counter Credit Default Swap Agreements									$1,772,721	$958,530	$(814,191)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $18,770,000.
(b)
Implied credit spreads represent the current level, as of December 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
SORA	—Singapore Overnight Rate Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $898,350,985)*	$876,641,154
Investments in affiliates, at value (Cost $123,649,798)	123,598,448
Other investments:
Variation margin receivable—centrally cleared swap agreements	651,296
Swaps receivable — OTC	54,797
Premiums paid on swap agreements — OTC	1,772,721
Unrealized appreciation on forward foreign currency contracts outstanding	12,308,783
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	1,205,032
Cash collateral — OTC Derivatives	18,770,000
Cash collateral — TBA commitments	1,531,684
Cash	13,983,228
Foreign currencies, at value (Cost $8,243,770)	8,461,743
Receivable for:
Investments sold	6,598,516
Fund shares sold	2,019,757
Dividends	287,814
Interest	9,655,182
Principal paydowns	107,151
Investment for trustee deferred compensation and retirement plans	134,092
Other assets	95,739
Total assets	1,077,877,137
Liabilities:
Other investments:
Options written, at value (premiums received $21,889,584)	24,273,286
Variation margin payable — futures and options contracts	204,271
Unrealized depreciation on forward foreign currency contracts outstanding	9,450,303
Swaps payable — OTC	72,279
Unrealized depreciation on swap agreements—OTC	814,191
Payable for:
Investments purchased	7,266,866
TBA sales commitment	313,319,455
Fund shares reacquired	163,366
Collateral upon return of securities loaned	42,439,749
Accrued fees to affiliates	374,312
Accrued other operating expenses	208,287
Trustee deferred compensation and retirement plans	134,092
Collateral due to broker - OTC Derivatives	21,861
Total liabilities	398,742,318
Net assets applicable to shares outstanding	$679,134,819
Net assets consist of:
Shares of beneficial interest	$947,310,084
Distributable earnings (loss)	(268,175,265)
$679,134,819
Net Assets:
Series I	$245,508,963
Series II	$433,625,856
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	57,268,797
Series II	98,096,606
Series I:
Net asset value per share	$4.29
Series II:
Net asset value per share	$4.42

*	At December 31, 2024, securities with an aggregate value of $41,014,266 were on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Operations
For the year ended December 31, 2024
Investment income:
Interest (net of foreign withholding taxes of $301,354)	$40,594,058
Dividends (net of foreign withholding taxes of $27,927)	388,473
Dividends from affiliates (includes net securities lending income of $50,998)	2,968,109
Total investment income	43,950,640
Expenses:
Advisory fees	4,896,433
Administrative services fees	1,152,850
Custodian fees	203,144
Distribution fees - Series II	1,119,075
Transfer agent fees	34,761
Trustees’ and officers’ fees and benefits	28,574
Reports to shareholders	161,279
Professional services fees	132,864
Other	7,919
Total expenses	7,736,899
Less: Fees waived	(67,617)
Net expenses	7,669,282
Net investment income	36,281,358
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $11,335)	(6,860,220)
Affiliated investment securities	(9,767)
Foreign currencies	(1,416,919)
Forward foreign currency contracts	5,703,109
Futures contracts	(1,392,953)
Option contracts written	10,072,162
Swap agreements	(12,069,569)
(5,974,157)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $32,895)	(12,498,706)
Affiliated investment securities	(54,886)
Foreign currencies	(629,694)
Forward foreign currency contracts	4,442,757
Futures contracts	(2,801,655)
Option contracts written	(957,545)
Swap agreements	3,732,867
(8,766,862)
Net realized and unrealized gain (loss)	(14,741,019)
Net increase in net assets resulting from operations	$21,540,339
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$36,281,358	$35,445,133
Net realized gain (loss)	(5,974,157)	(42,039,051)
Change in net unrealized appreciation (depreciation)	(8,766,862)	63,266,384
Net increase in net assets resulting from operations	21,540,339	56,672,466
Distributions to shareholders from distributable earnings:
Series I	(7,703,091)	—
Series II	(11,996,260)	—
Total distributions from distributable earnings	(19,699,351)	—
Share transactions–net:
Series I	(16,679,080)	(18,599,060)
Series II	(27,435,826)	(57,125,101)
Net increase (decrease) in net assets resulting from share transactions	(44,114,906)	(75,724,161)
Net increase (decrease) in net assets	(42,273,918)	(19,051,695)
Net assets:
Beginning of year	721,408,737	740,460,432
End of year	$679,134,819	$721,408,737
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$4.28	$0.23	$(0.08)	$0.15	$(0.14)	$4.29	3.40%	$245,509	0.93%	0.94%	5.33%	354%
Year ended 12/31/23	3.95	0.21	0.12	0.33	—	4.28	8.35	261,650	0.91	0.92	5.05	85
Year ended 12/31/22	4.46	0.14	(0.65)	(0.51)	—	3.95	(11.44)	259,461	0.87	0.89	3.49	85
Year ended 12/31/21	4.83	0.12	(0.27)	(0.15)	(0.22)	4.46	(3.00)	336,327	0.82	0.86	2.59	209
Year ended 12/31/20	4.97	0.15	(0.01)	0.14	(0.28)	4.83	3.19	363,404	0.82	0.87	3.10	324
Series II
Year ended 12/31/24	4.41	0.23	(0.10)	0.13	(0.12)	4.42	3.02	433,626	1.18	1.19	5.08	354
Year ended 12/31/23	4.08	0.20	0.13	0.33	—	4.41	8.09	459,758	1.16	1.17	4.80	85
Year ended 12/31/22	4.61	0.13	(0.66)	(0.53)	—	4.08	(11.50)	480,999	1.12	1.14	3.24	85
Year ended 12/31/21	4.99	0.11	(0.28)	(0.17)	(0.21)	4.61	(3.37)	612,996	1.07	1.11	2.34	209
Year ended 12/31/20	5.13	0.14	(0.01)	0.13	(0.27)	4.99	2.79	661,276	1.07	1.12	2.85	324

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Global Strategic Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco V.I. Global Strategic Income Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek total return.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

Invesco V.I. Global Strategic Income Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial

Invesco V.I. Global Strategic Income Fund

statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Consolidated Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
N.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant

Invesco V.I. Global Strategic Income Fund

(broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
O.
Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
P.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
Q.
Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the

Invesco V.I. Global Strategic Income Fund

seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of December 31, 2024, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
R.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
S.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
T.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
U.
Other Risks - Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income

Invesco V.I. Global Strategic Income Fund

dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.500%
Over $5 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.70%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $67,617.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide

Invesco V.I. Global Strategic Income Fund

certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $100,859 for accounting and fund administrative services and was reimbursed $1,051,991 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$351,084,361	$—	$351,084,361
U.S. Dollar Denominated Bonds & Notes	—	232,144,532	180,900	232,325,432
Non-U.S. Dollar Denominated Bonds & Notes	—	149,809,347	361,572	150,170,919
Asset-Backed Securities	—	52,861,295	3,809,016	56,670,311
Agency Credit Risk Transfer Notes	—	33,216,790	—	33,216,790
U.S. Treasury Securities	—	19,724,206	—	19,724,206
Common Stocks & Other Equity Interests	961,158	15,804,185	2,098	16,767,441
Exchange-Traded Funds	15,465,380	—	—	15,465,380
Variable Rate Senior Loan Interests	—	2,558,587	553,181	3,111,768
Preferred Stocks	—	9,053	—	9,053
Money Market Funds	65,693,319	42,439,749	—	108,133,068
Options Purchased	—	13,560,873	—	13,560,873
Total Investments in Securities	82,119,857	913,212,978	4,906,767	1,000,239,602
Other Investments - Assets*
Futures Contracts	2,010,186	—	—	2,010,186
Forward Foreign Currency Contracts	—	12,308,783	—	12,308,783
Swap Agreements	—	10,705,467	—	10,705,467
	2,010,186	23,014,250	—	25,024,436

Invesco V.I. Global Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Futures Contracts	$(649,502)	$—	$—	$(649,502)
Forward Foreign Currency Contracts	—	(9,450,303)	—	(9,450,303)
Options Written	(382,229)	(23,891,057)	—	(24,273,286)
Swap Agreements	—	(9,321,831)	—	(9,321,831)
	(1,031,731)	(42,663,191)	—	(43,694,922)
Total Other Investments	978,455	(19,648,941)	—	(18,670,486)
Total Investments	$83,098,312	$893,564,037	$4,906,767	$981,569,116

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
	Value
Derivative Assets	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$2,010,186	$2,010,186
Unrealized appreciation on swap agreements — Centrally Cleared(a)	1,163,987	—	9,541,480	10,705,467
Unrealized appreciation on forward foreign currency contracts outstanding	—	12,308,783	—	12,308,783
Options purchased, at value — OTC(b)	—	2,516,806	11,044,067	13,560,873
Total Derivative Assets	1,163,987	14,825,589	22,595,733	38,585,309
Derivatives not subject to master netting agreements	(1,163,987)	—	(11,551,666)	(12,715,653)
Total Derivative Assets subject to master netting agreements	$—	$14,825,589	$11,044,067	$25,869,656
	Value
Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(649,502)	$(649,502)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	(89,692)	—	(8,417,948)	(8,507,640)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(9,450,303)	—	(9,450,303)
Unrealized depreciation on swap agreements — OTC	(814,191)	—	—	(814,191)
Options written, at value — OTC	(619,268)	(8,117,571)	(15,154,218)	(23,891,057)
Options written, at value — Exchange-Traded(a)	—	—	(382,229)	(382,229)
Total Derivative Liabilities	(1,523,151)	(17,567,874)	(24,603,897)	(43,694,922)
Derivatives not subject to master netting agreements	89,692	—	9,449,679	9,539,371
Total Derivative Liabilities subject to master netting agreements	$(1,433,459)	$(17,567,874)	$(15,154,218)	$(34,155,551)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Invesco V.I. Global Strategic Income Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of December 31, 2024.
	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$443,933	$—	$—	$443,933	$(69,895)	$(318,374)	$—	$(388,269)	$55,664	$—	$—	$55,664
BNP Paribas S.A.	2,317	—	—	2,317	(3,168,415)	(707,661)	—	(3,876,076)	(3,873,759)	—	3,800,000	(73,759)
Citibank, N.A.	1,082,280	—	—	1,082,280	(55,686)	—	—	(55,686)	1,026,594	(1,026,594)	—	—
Deutsche Bank AG	507,265	964,052	—	1,471,317	(935,965)	(930,494)	—	(1,866,459)	(395,142)	—	—	(395,142)
Goldman Sachs International	3,139,187	1,151,302	—	4,290,489	(3,468,691)	(4,680,467)	(451,403)	(8,600,561)	(4,310,072)	—	4,310,072	—
J.P. Morgan Chase Bank, N.A.	2,474,175	11,139,755	54,797	13,668,727	(440,196)	(10,790,894)	(435,067)	(11,666,157)	2,002,570	(2,002,570)	—	—
Merrill Lynch International	1,553,018	199,840	—	1,752,858	(210,710)	(3,133,342)	—	(3,344,052)	(1,591,194)	—	1,591,194	—
Morgan Stanley and Co. International PLC	702,088	105,924	—	808,012	(51,164)	(3,329,825)	—	(3,380,989)	(2,572,977)	—	2,572,977	—
Royal Bank of Canada	−	—	—	—	(485,692)	—	—	(485,692)	(485,692)	—	420,000	(65,692)
Standard Chartered Bank PLC	1,425,779	—	—	1,425,779	(385,586)	—	—	(385,586)	1,040,193	—	(640,000)	400,193
UBS AG	978,741	—	—	978,741	(178,303)	—	—	(178,303)	800,438	(601,981)	—	198,457
Total	$12,308,783	$13,560,873	$54,797	$25,924,453	$(9,450,303)	$(23,891,057)	$(886,470)	$(34,227,830)	$(8,303,377)	$(3,631,145)	$12,054,243	$119,721
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$5,703,109	$-	$5,703,109
Futures contracts	-	-	(1,392,953)	(1,392,953)
Options purchased(a)	-	(7,553,517)	514,576	(7,038,941)
Options written	-	6,970,716	3,101,446	10,072,162
Swap agreements	(9,185,830)	-	(2,883,739)	(12,069,569)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	4,442,757	-	4,442,757
Futures contracts	-	-	(2,801,655)	(2,801,655)
Options purchased(a)	720,222	(3,220,495)	1,235,095	(1,265,178)
Options written	(338,659)	(4,358,461)	3,739,575	(957,545)
Swap agreements	4,512,430	-	(779,563)	3,732,867
Total	$(4,291,837)	$1,984,109	$732,782	$(1,574,946)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swaptions Purchased	Foreign Currency Options Purchased	Future Options Written	Swaptions Written	Foreign Currency Options Written	Swap Agreements
Average notional value	$979,631,056	$163,088,916	$171,336,633	$286,515,681	$47,488,402	$1,273,032,719	$435,824,770	$1,491,080,046
Average contracts	—	—	—	—	369	—	—	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

Invesco V.I. Global Strategic Income Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$19,699,351	$—

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$35,122,710
Net unrealized appreciation (depreciation) — investments	(26,198,558)
Net unrealized appreciation (depreciation) — foreign currencies	(516,379)
Temporary book/tax differences	(126,542)
Capital loss carryforward	(276,456,496)
Shares of beneficial interest	947,310,084
Total net assets	$679,134,819
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to amortization and accretion on debt securities, convertible securities, derivative instruments, partnerships and straddles.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$122,693,200	$153,763,296	$276,456,496
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $424,397,679 and $448,633,718, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$47,110,804
Aggregate unrealized (depreciation) of investments	(73,309,362)
Net unrealized appreciation (depreciation) of investments	$(26,198,558)
Cost of investments for tax purposes is $1,009,540,395.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of income from the Subsidiary, elimination entry, derivative instruments and dollar rolls, on December 31, 2024, undistributed net investment income was decreased by $3,894,964 and undistributed net realized gain (loss) was increased by $3,894,964. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.

Invesco V.I. Global Strategic Income Fund

NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	3,509,240	$15,059,604	6,491,969	$26,269,171
Series II	3,986,195	17,633,516	2,223,985	9,409,173
Issued as reinvestment of dividends:
Series I	1,795,593	7,703,091	-	-
Series II	2,707,959	11,996,260	-	-
Reacquired:
Series I	(9,128,654)	(39,441,775)	(11,020,468)	(44,868,231)
Series II	(12,823,492)	(57,065,602)	(15,808,167)	(66,534,274)
Net increase (decrease) in share activity	(9,953,159)	$(44,114,906)	(18,112,681)	$(75,724,161)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Strategic Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Global Strategic Income Fund
Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Invesco V.I. Global Strategic Income Fund and its subsidiary (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related consolidated statement of operations for the year ended December 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, brokers, portfolio company investees and agent banks; when replies were not received from brokers, portfolio company investees or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Invesco V.I. Global Strategic Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	2.29%
U.S. Treasury Obligations*	6.82%
Qualified Business Income*	0.00%
Business Interest Income*	97.71%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Invesco V.I. Global Strategic Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco V.I. Global Strategic Income Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Government Money Market Fund

2	Schedule of Investments
6	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
13	Report of Independent Registered Public Accounting Firm
14	Tax Information
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIGMKT-NCSR

Schedule of Investments
December 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-17.70%
U.S. Treasury Bills-16.11%(a)
U.S. Treasury Bills	4.55%-5.25%	01/02/2025	$16,000	$15,997,829
U.S. Treasury Bills	4.82%	01/14/2025	10,000	9,982,883
U.S. Treasury Bills	4.42%	01/16/2025	25,000	24,954,167
U.S. Treasury Bills	4.79%-5.12%	01/23/2025	10,000	9,970,789
U.S. Treasury Bills	5.06%	01/30/2025	12,000	11,952,343
U.S. Treasury Bills	4.28%	02/06/2025	10,000	9,957,400
U.S. Treasury Bills	4.91%	02/13/2025	15,000	14,914,090
U.S. Treasury Bills	4.89%	02/20/2025	5,000	4,966,875
U.S. Treasury Bills	4.31%	04/03/2025	6,000	5,935,370
U.S. Treasury Bills	4.36%-5.20%	04/17/2025	20,000	19,728,522
U.S. Treasury Bills	5.02%	07/10/2025	3,000	2,924,396
U.S. Treasury Bills	4.19%-4.27%	10/02/2025	13,000	12,598,171
U.S. Treasury Bills	4.28%	10/30/2025	3,000	2,896,817
U.S. Treasury Bills	4.38%	11/28/2025	5,000	4,807,377
				151,587,029
U.S. Treasury Floating Rate Notes-1.59%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.13%)(b)	4.40%	07/31/2025	7,000	6,998,091
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	4.45%	10/31/2025	5,000	5,000,000
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.25%)(b)	4.52%	01/31/2026	3,000	3,001,335
				14,999,426
Total U.S. Treasury Securities (Cost $166,586,455)				166,586,455
U.S. Government Sponsored Agency Securities-16.72%
Federal Farm Credit Bank (FFCB)-9.08%
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.49%	05/30/2025	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.52%	12/29/2025	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.53%	01/23/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	4.46%	02/02/2026	4,000	4,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.12%)(b)	4.45%	03/06/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.48%	03/26/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	4.48%	04/09/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	4.46%	05/14/2026	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	4.46%	05/21/2026	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.47%	06/03/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.47%	06/18/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.47%	06/24/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.47%	07/01/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.51%	08/26/2026	1,500	1,500,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.50%	08/28/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.51%	09/04/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.51%	09/25/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.51%	10/01/2026	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.50%	10/06/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.51%	10/15/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.51%	12/02/2026	5,000	5,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.51%	12/30/2026	$5,000	$5,000,000
				85,500,000
Federal Home Loan Bank (FHLB)-6.93%
Federal Home Loan Bank(a)	4.86%	01/10/2025	6,000	5,993,025
Federal Home Loan Bank (SOFR + 0.00%)(b)	4.37%	06/02/2025	10,000	10,000,000
Federal Home Loan Bank(a)	4.26%	06/16/2025	5,000	4,904,550
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.51%	07/24/2025	2,000	2,000,000
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.53%	08/08/2025	3,295	3,296,227
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.53%	11/20/2025	15,000	15,009,534
Federal Home Loan Bank (SOFR + 0.19%)(b)	4.56%	01/14/2026	5,000	5,000,000
Federal Home Loan Bank (SOFR + 0.13%)(b)	4.50%	02/09/2026	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.47%	05/13/2026	9,000	9,000,000
				65,203,336
U.S. International Development Finance Corp. (DFC)-0.71%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.55%	06/15/2025	300	300,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.55%	07/15/2025	39	38,833
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	4.31%	07/07/2040	6,325	6,324,540
				6,663,373
Total U.S. Government Sponsored Agency Securities (Cost $157,366,709)				157,366,709
U.S. Government Sponsored Agency Mortgage-Backed Securities-4.15%
Federal Home Loan Mortgage Corp. (FHLMC)-2.55%
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	4.47%	02/09/2026	15,000	15,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.51%	09/04/2026	4,000	4,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.51%	10/16/2026	3,000	3,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.51%	10/29/2026	2,000	2,000,000
				24,000,000
Federal National Mortgage Association (FNMA)-1.60%
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.51%	08/21/2026	4,000	4,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.51%	09/11/2026	4,000	4,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.51%	11/20/2026	2,000	2,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.51%	12/11/2026	5,000	5,000,000
				15,000,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $39,000,000)				39,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-38.57% (Cost $362,953,164)				362,953,164
			Repurchase Amount
Repurchase Agreements-65.20%(d)
Bank of Nova Scotia, joint agreement dated 12/31/2024, aggregate maturing value of $1,500,373,333 (collateralized by agency mortgage-backed securities valued at $1,530,000,000; 2.50% - 7.50%; 12/01/2041 - 01/01/2055)	4.48%	01/02/2025	25,006,222	25,000,000
Bank of Nova Scotia, joint agreement dated 12/31/2024, aggregate maturing value of $500,123,889 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0.00% - 6.25%; 01/21/2025 - 11/15/2054)	4.46%	01/02/2025	50,012,389	50,000,000
BMO Capital Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $1,002,520,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,000; 0.00% - 6.61%; 01/21/2025 - 12/20/2064)(Canada)(e)	4.32%	01/09/2025	10,025,200	10,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3

	Interest Rate	Maturity Date	Repurchase Amount	Value
BMO Capital Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $904,525,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $918,000,000; 0.00% - 7.00%; 01/21/2025 - 12/20/2064)(Canada)(e)	4.31%	01/30/2025	$10,050,283	$10,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/08/2024, aggregate maturing value of $1,400,000,000 (collateralized by U.S. Treasury obligations valued at $1,428,000,199; 0.00% - 4.75%; 01/31/2025 - 05/15/2053)(e)(f)	5.44%	01/07/2025	10,010,578	10,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/28/2024, aggregate maturing value of $2,000,000,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,000; 0.00% - 9.21%; 07/25/2025 - 08/20/2064)(e)(f)	4.46%	01/02/2025	30,007,433	30,000,000
BNP Paribas Securities Corp., joint term agreement dated 10/30/2024, aggregate maturing value of $4,000,000,000 (collateralized by U.S. Treasury obligations valued at $4,080,000,165; 0.00% - 6.38%; 01/15/2025 - 02/15/2053)(e)(f)	4.47%	01/02/2025	30,007,450	30,000,000
BofA Securities, Inc., joint term agreement dated 10/02/2024, aggregate maturing value of $1,012,815,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,134; 0.38% - 4.75%; 05/31/2025 - 11/15/2054)(e)	4.66%	01/09/2025	5,064,075	5,000,000
Citigroup Global Markets, Inc., joint term agreement dated 12/26/2024, aggregate maturing value of $1,201,061,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,224,000,070; 0.00% - 6.50%; 06/15/2027 - 05/25/2054)(e)	4.55%	01/02/2025	40,035,389	40,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 12/31/2024, aggregate maturing value of $3,700,914,722 (collateralized by U.S. Treasury obligations valued at $3,774,000,342; 0.13% - 4.88%; 04/30/2026 - 07/15/2032)	4.45%	01/02/2025	50,012,361	50,000,000
Fixed Income Clearing Corp. - Wells Fargo Bank, N.A., joint agreement dated 12/31/2024, aggregate maturing value of $7,151,775,583 (collateralized by U.S. Treasury obligations valued at $7,293,000,047; 0.38% - 5.00%; 03/15/2025 - 11/15/2054)	4.47%	01/02/2025	50,012,417	50,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/17/2024 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,001; 0.00% - 9.00%; 01/15/2025 - 06/16/2063)(g)	4.41%	01/02/2025	10,039,242	10,000,000
Metropolitan Life Insurance Co., joint term agreement dated 12/26/2024, aggregate maturing value of $350,312,087 (collateralized by U.S. Treasury obligations valued at $362,951,759; 0.00%; 05/15/2040 - 08/15/2046)(e)	4.54%	01/02/2025	15,013,242	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 12/26/2024, aggregate maturing value of $857,445,430 (collateralized by U.S. Treasury obligations valued at $885,688,600; 1.13% - 3.88%; 05/31/2029 - 11/15/2040)(e)	4.55%	01/02/2025	18,166,058	18,150,000
RBC Dominion Securities Inc., joint term agreement dated 08/13/2024, aggregate maturing value of $2,863,761,658 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,908,138,210; 0.00% - 7.00%; 01/23/2025 - 12/20/2054)(e)	5.09%	02/03/2025	40,984,067	40,000,000
RBC Dominion Securities Inc., joint term agreement dated 12/06/2024, aggregate maturing value of $1,004,026,667 (collateralized by U.S. Treasury obligations valued at $1,023,465,489; 0.13% - 4.63%; 03/31/2025 - 05/15/2054)(e)	4.53%	01/07/2025	5,020,133	5,000,000
Royal Bank of Canada, joint term agreement dated 03/21/2024, aggregate maturing value of $1,575,429,947 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,537,272,233; 0.88% - 7.00%; 04/30/2026 - 09/01/2054)(e)	5.06%	02/12/2025	13,599,329	13,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,586,795,026; 0.75% - 7.50%; 03/31/2026 - 06/01/2063)(e)	5.16%	05/30/2025	31,509,300	30,000,000
Standard Chartered Bank, joint agreement dated 12/31/2024, aggregate maturing value of $1,000,250,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,255,004; 0.13% - 7.50%; 07/31/2025 - 07/01/2060)	4.50%	01/02/2025	75,018,750	75,000,000
Standard Chartered Bank, joint agreement dated 12/31/2024, aggregate maturing value of $2,000,496,667 (collateralized by U.S. Treasury obligations valued at $2,040,506,600; 0.00% - 5.00%; 01/15/2025 - 08/15/2054)	4.47%	01/02/2025	1,487,929	1,487,560
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4

	Interest Rate	Maturity Date	Repurchase Amount	Value
Sumitomo Mitsui Banking Corp., joint agreement dated 12/31/2024, aggregate maturing value of $4,301,072,611 (collateralized by agency mortgage-backed securities valued at $4,394,965,212; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.49%	01/02/2025	$57,014,218	$57,000,000
Wells Fargo Securities, LLC, joint term agreement dated 09/10/2024, aggregate maturing value of $914,317,500 (collateralized by agency mortgage-backed securities valued at $918,000,001; 1.50% - 7.00%; 07/01/2025 - 01/01/2059)(e)	4.98%	01/03/2025	14,222,717	14,000,000
Wells Fargo Securities, LLC, joint term agreement dated 11/08/2024, aggregate maturing value of $2,204,232,856 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,228,700,001; 0.00% - 7.25%; 01/07/2025 - 01/01/2057)	4.66%	01/15/2025	25,220,056	25,000,000
Total Repurchase Agreements (Cost $613,637,560)				613,637,560
TOTAL INVESTMENTS IN SECURITIES(h)-103.77% (Cost $976,590,724)				976,590,724
OTHER ASSETS LESS LIABILITIES-(3.77)%				(35,441,718)
NET ASSETS-100.00%				$941,149,006
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2024.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on December 31, 2024.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(h)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$362,953,164
Repurchase agreements, at value and cost	613,637,560
Receivable for:
Fund shares sold	401,680
Interest	4,910,897
Investment for trustee deferred compensation and retirement plans	32,739
Other assets	2,439
Total assets	981,938,479
Liabilities:
Payable for:
Investments purchased	15,000,000
Fund shares reacquired	25,322,688
Amount due custodian	111
Dividends	33,978
Accrued fees to affiliates	353,568
Accrued operating expenses	39,809
Trustee deferred compensation and retirement plans	39,319
Total liabilities	40,789,473
Net assets applicable to shares outstanding	$941,149,006
Net assets consist of:
Shares of beneficial interest	$941,441,243
Distributable earnings (loss)	(292,237)
$941,149,006
Net Assets:
Series I	$786,174,055
Series II	$154,974,951
Shares outstanding, no par value, unlimited number of shares authorized:
Series I	786,375,132
Series II	155,020,249
Series I:
Net asset value and offering price per share	$1.00
Series II:
Net asset value and offering price per share	$1.00
Statement of Operations
For the year ended December 31, 2024
Investment income:
Interest	$47,653,078
Expenses:
Advisory fees	1,368,003
Administrative services fees	1,646,623
Custodian fees	29,156
Distribution fees - Series II	347,814
Transfer agent fees	45,596
Trustees’ and officers’ fees and benefits	33,783
Reports to shareholders	763
Professional services fees	85,930
Other	48,325
Total expenses	3,605,993
Net investment income	44,047,085
Net realized gain from unaffiliated investment securities	52,038
Net increase in net assets resulting from operations	$44,099,123
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Government Money Market Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$44,047,085	$45,641,857
Net realized gain	52,038	22,779
Net increase in net assets resulting from operations	44,099,123	45,664,636
Distributions to shareholders from distributable earnings:
Series I	(37,649,536)	(40,718,660)
Series II	(6,397,549)	(4,923,197)
Total distributions from distributable earnings	(44,047,085)	(45,641,857)
Share transactions-net:
Series I	1,708,318	(183,861,514)
Series II	36,552,918	10,480,664
Net increase (decrease) in net assets resulting from share transactions	38,261,236	(173,380,850)
Net increase (decrease) in net assets	38,313,274	(173,358,071)
Net assets:
Beginning of year	902,835,732	1,076,193,803
End of year	$941,149,006	$902,835,732
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Government Money Market Fund

Financial Highlights
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Series I
Year ended 12/31/24	$1.00	$0.05	$0.00	$0.05	$(0.05)	$1.00	4.98%	$786,174	0.36%	0.36%	4.87%
Year ended 12/31/23	1.00	0.05	0.00	0.05	(0.05)	1.00	4.86	784,405	0.36	0.36	4.75
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.45	968,240	0.28	0.28	1.50
Year ended 12/31/21	1.00	0.00	-	0.00	(0.00)	1.00	0.01	688,779	0.07	0.34	0.01
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.29	711,648	0.29	0.35	0.26
Series II
Year ended 12/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.72	154,975	0.61	0.61	4.62
Year ended 12/31/23	1.00	0.05	0.00	0.05	(0.05)	1.00	4.60	118,430	0.61	0.61	4.50
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.25	107,954	0.48	0.53	1.30
Year ended 12/31/21	1.00	0.00	-	0.00	(0.00)	1.00	0.01	78,539	0.07	0.59	0.01
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.21	90,846	0.36	0.60	0.19

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Government Money Market Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Government Money Market Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.
Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial
9
Invesco V.I. Government Money Market Fund

statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $401,281 for accounting and fund administrative services and was reimbursed $1,245,342 for fees paid to insurance companies. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc., (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. 12b-1 fees before fee waivers are shown as Distribution fees in the Statement of Operations.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
10
Invesco V.I. Government Money Market Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of December 31, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Years Ended December 31, 2024 and December 31, 2023:
	2024	2023
Ordinary income*	$44,047,085	$45,641,857

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$27,385
Temporary book/tax differences	(25,910)
Capital loss carryforward	(293,712)
Shares of beneficial interest	941,441,243
Total net assets	$941,149,006
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2024 as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$293,712	$-	$293,712

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Share Information
	Summary of Share Activity
	Years ended December 31,
	2024(a)		2023
	Shares	Amount	Shares	Amount
Sold:
Series I	1,650,667,089	$1,650,667,089	1,217,146,223	$1,217,146,223
Series II	92,580,541	92,580,541	64,747,552	64,747,552
11
Invesco V.I. Government Money Market Fund

	Summary of Share Activity
	Years ended December 31,
	2024(a)		2023
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Series I	37,202,178	$37,202,178	40,068,628	$40,068,628
Series II	6,397,549	6,397,549	4,923,197	4,923,197
Reacquired:
Series I	(1,686,160,949)	(1,686,160,949)	(1,441,076,365)	(1,441,076,365)
Series II	(62,425,172)	(62,425,172)	(59,190,085)	(59,190,085)
Net increase (decrease) in share activity	38,261,236	$38,261,236	(173,380,850)	$(173,380,850)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. Government Money Market Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Government Money Market Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
13
Invesco V.I. Government Money Market Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Business Income*	0.00%
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
Business Interest Income*	100.00%
U.S. Treasury Obligations*	17.84%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
14
Invesco V.I. Government Money Market Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco V.I. Government Money Market Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Government Securities Fund

2	Schedule of Investments
7	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
17	Report of Independent Registered Public Accounting Firm
18	Tax Information
19	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIGOV-NCSR

Schedule of Investments
December 31, 2024

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–66.63%
Collateralized Mortgage Obligations–7.58%
Fannie Mae ACES, Series 2019-M5, Class A2, 3.27%, 02/25/2029	$4,672,478	$4,432,145
Fannie Mae REMICs,
7.00%, 09/18/2027	5,462	5,472
1.50%, 01/25/2028	367,849	356,901
6.50%, 03/25/2032	170,330	177,072
5.75%, 10/25/2035	32,080	32,657
4.98% (30 Day Average SOFR + 0.41%), 05/25/2036(a)	621,002	611,188
5.13% (30 Day Average SOFR + 0.56%), 03/25/2037(a)	364,291	359,737
6.60%, 06/25/2039(b)	848,285	873,846
4.00%, 07/25/2040	458,455	446,117
5.23% (30 Day Average SOFR + 0.66%), 02/25/2041(a)	122,263	122,231
5.18% (30 Day Average SOFR + 0.61%), 05/25/2041(a)	180,636	180,412
5.20% (30 Day Average SOFR + 0.63%), 11/25/2041(a)	386,917	384,297
5.29% (30 Day Average SOFR + 0.43%), 08/25/2044(a)	501,947	487,654
5.45% (30 Day Average SOFR + 0.59%), 02/25/2056(a)	975,769	1,001,066
5.39% (30 Day Average SOFR + 0.53%), 12/25/2056(a)	1,267,370	1,235,109
IO, 2.00%, 03/25/2051(c)	2,401,554	314,630
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KS11, Class AFX1, 2.15%, 12/25/2028	4,181,691	3,967,829
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	4,662,851
Freddie Mac REMICs,
5.21% (30 Day Average SOFR + 0.61%), 12/15/2035(a)	422,720	419,555
5.01% (30 Day Average SOFR + 0.41%), 03/15/2036 to 09/15/2044(a)	554,210	550,930
5.32% (30 Day Average SOFR + 0.46%), 11/15/2036(a)	687,927	676,930
5.08% (30 Day Average SOFR + 0.48%), 03/15/2037(a)	361,704	356,227
5.11% (30 Day Average SOFR + 0.51%), 06/15/2037(a)	558,889	551,142
5.57% (30 Day Average SOFR + 0.97%), 11/15/2039(a)	199,097	200,195
5.16% (30 Day Average SOFR + 0.56%), 03/15/2040 to 02/15/2042(a)	1,470,822	1,447,126
Freddie Mac STRIPS, 5.32%(30 Day Average SOFR + 0.46%), 10/15/2037(a)	524,987	516,570
		24,369,889
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–12.80%
8.00%, 12/01/2025 to 02/01/2035	$39,950	$40,524
7.00%, 01/01/2026 to 11/01/2035	708,706	735,623
8.50%, 12/01/2026 to 08/01/2031	30,959	31,608
7.05%, 05/20/2027	5,990	5,997
6.50%, 08/01/2028 to 12/01/2035	562,383	576,841
6.00%, 09/01/2029 to 12/01/2053	5,504,378	5,539,878
7.50%, 09/01/2030 to 06/01/2035	245,050	250,270
6.03%, 10/20/2030	215,692	217,592
3.00%, 02/01/2032 to 01/01/2050	7,939,843	6,947,340
2.50%, 09/01/2034 to 12/01/2050	10,822,503	9,616,416
5.00%, 01/01/2037 to 01/01/2040	299,454	298,797
4.50%, 01/01/2040 to 08/01/2041	1,507,333	1,462,673
5.50%, 11/01/2052 to 05/01/2053	12,537,542	12,458,115
ARM, 7.03% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 09/01/2035(a)	652,054	672,372
7.23% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.87%), 07/01/2036(a)	668,540	693,965
7.13% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.91%), 10/01/2036(a)	28,886	29,985
7.15% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.51%), 10/01/2036(a)	206,916	211,783
6.87% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.95%), 11/01/2037(a)	174,985	178,740
6.45% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(a)	14,506	14,792
7.07% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.85%), 07/01/2038(a)	172,219	177,092
6.97% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.78%), 06/01/2043(a)	197,884	203,973
2.88% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 01/01/2048(a)	745,705	765,070
		41,129,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–18.22%
4.50%, 02/01/2025 to 08/01/2041	$1,398,923	$1,351,098
0.50%, 11/07/2025	4,000,000	3,875,385
6.50%, 07/01/2026 to 11/01/2037	445,759	461,545
8.00%, 09/01/2026 to 10/01/2037	592,028	615,780
8.50%, 10/01/2026 to 12/01/2036	113,234	118,181
7.50%, 12/01/2026 to 08/01/2037	961,878	980,125
3.50%, 05/01/2027 to 08/01/2027	472,008	463,650
6.00%, 06/01/2027 to 10/01/2053	5,882,142	5,982,311
0.75%, 10/08/2027	6,000,000	5,446,741
7.00%, 01/01/2028 to 02/01/2036	293,081	302,851
3.00%, 12/01/2031 to 03/01/2050	4,015,166	3,651,402
5.00%, 08/01/2033 to 04/01/2053	3,400,955	3,298,042
2.50%, 12/01/2034 to 07/01/2035	9,266,479	8,489,963
5.50%, 04/01/2035 to 05/01/2035	438,553	442,218
2.00%, 09/01/2035 to 03/01/2051	6,382,571	5,287,291
4.00%, 09/01/2043 to 12/01/2048	3,858,497	3,606,525
ARM, 6.80% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	373,435	384,616
6.93% (1 yr. U.S. Treasury Yield Curve Rate + 2.21%), 05/01/2035(a)	39,489	40,927
6.63% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2038(a)	10,881	11,082
6.76% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.77%), 02/01/2042(a)	103,793	106,189
7.27% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.52%), 08/01/2043(a)	82,353	84,413
6.88% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	127,852	130,815
TBA, 5.00%, 06/25/2054(d)	13,920,000	13,436,013
		58,567,163
	Principal Amount	Value
Government National Mortgage Association (GNMA)–21.12%
6.50%, 04/15/2025 to 09/15/2034	$535,959	$550,280
7.50%, 12/20/2025 to 10/15/2035	237,226	246,063
8.00%, 07/15/2026 to 01/15/2037	301,430	309,590
6.38%, 10/20/2027	21,007	20,979
7.00%, 11/15/2027 to 12/15/2036	245,592	249,097
6.00%, 09/15/2029 to 08/15/2033	145,536	148,587
6.10%, 12/20/2033	1,214,549	1,246,905
5.66%, 08/20/2034(b)	291,217	295,177
8.50%, 10/15/2036 to 01/15/2037	99,452	99,554
5.89%, 01/20/2039(b)	1,195,433	1,223,489
5.31% (1 mo. Term SOFR + 0.91%), 09/16/2039(a)	308,879	309,904
5.18% (1 mo. Term SOFR + 0.81%), 05/20/2040(a)	740,280	739,581
4.53%, 07/20/2041(b)	201,432	198,997
4.40%, 09/20/2041	656,548	659,083
4.73% (1 mo. Term SOFR + 0.36%), 01/20/2042(a)	8,460	8,264
3.50%, 10/20/2042 to 06/20/2050	4,847,945	4,358,484
4.97% (1 mo. Term SOFR + 0.41%), 08/20/2047(a)	1,460,480	1,422,135
3.00%, 10/20/2048 to 11/20/2049	7,844,936	6,876,911
2.50%, 07/20/2049	2,271,057	1,966,003
TBA, 5.50%, 06/20/2054(d)	18,985,000	18,831,016
4.50%, 01/01/2055(d)	10,700,000	10,114,844
5.00%, 01/01/2055(d)	12,200,000	11,836,383
6.00%, 01/01/2055(d)	3,900,000	3,926,203
Series 2020-137, Class A, 1.50%, 04/16/2062	3,042,770	2,253,833
		67,891,362
Uniform Mortgage-Backed Securities–6.91%
TBA, 3.00%, 01/01/2055(d)	7,370,000	6,260,470
5.50%, 01/01/2055(d)	900,000	888,214
6.00%, 01/01/2055(d)	15,000,000	15,071,484
		22,220,168
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $225,700,854)		214,178,028
U.S. Treasury Securities–22.24%
U.S. Treasury Bills–0.74%
4.41% - 4.82%, 01/30/2025(e)(f)	2,368,000	2,360,218
U.S. Treasury Bonds–1.04%
5.38%, 02/15/2031	3,200,000	3,356,460
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Government Securities Fund

Principal Amount		Value
U.S. Treasury Notes–20.46%
2.13%, 05/15/2025	$6,680,000	$6,628,264
2.25%, 11/15/2025	2,800,000	2,752,368
0.38% - 2.88%, 11/30/2025	10,500,000	10,195,456
0.38%, 12/31/2025	5,000,000	4,815,095
0.88%, 06/30/2026	2,000,000	1,903,285
1.50%, 08/15/2026	7,450,000	7,132,873
1.13%, 02/28/2027	9,159,000	8,575,180
2.38%, 05/15/2027	3,700,000	3,543,970
0.50%, 06/30/2027	1,900,000	1,732,599
2.25%, 11/15/2027	2,900,000	2,742,306
2.75%, 02/15/2028	1,900,000	1,814,585
1.25%, 06/30/2028	4,500,000	4,055,472
2.88%, 08/15/2028	7,500,000	7,135,912
2.38%, 05/15/2029	2,600,000	2,397,197
1.63%, 08/15/2029	400,000	355,095
		65,779,657
Total U.S. Treasury Securities (Cost $75,129,663)		71,496,335
Commercial Paper–12.77%
Diversified Banks–7.16%
Bank of Nova Scotia (The) (Canada), 4.97% (SOFR + 0.34%), 04/11/2025(a)(g)	4,000,000	4,001,408
Canadian Imperial Bank of Commerce (Canada), 4.66% (SOFR + 0.35%), 08/13/2025(a)(g)	4,000,000	4,002,192
Swedbank AB (Sweden), 4.74% (SOFR + 0.36%), 06/25/2025(a)(g)	6,000,000	6,006,930
UBS AG (Switzerland), 4.97% (SOFR + 0.37%), 05/01/2025(a)(g)	9,000,000	9,007,246
		23,017,776
Diversified Financial Services–5.61%
BofA Securities, Inc., 4.74% (SOFR + 0.32%), 03/18/2025(a)	8,000,000	8,002,807
JP Morgan Securities LLC,
4.77% (SOFR + 0.39%), 11/26/2025(a)(g)	6,000,000	6,005,865
4.90% (SOFR + 0.44%), 12/10/2025(a)(g)	4,000,000	4,002,952
		18,011,624
Total Commercial Paper (Cost $41,000,000)		41,029,400
Certificates of Deposit–10.89%
Diversified Banks–8.71%
Barclays Bank PLC (United Kingdom), 4.85% (SOFR + 0.40%), 01/31/2025(a)	2,000,000	2,000,237
Credit Industriel et Commercial (France), 4.77% (SOFR + 0.38%), 08/20/2025(a)	4,000,000	4,003,022
Mitsubishi UFJ Trust & Banking Corp. (Japan), 4.65% (SOFR + 0.34%), 03/07/2025(a)	9,000,000	9,002,673
Mizuho Bank Ltd. (Japan), 4.80% (SOFR + 0.35%), 01/31/2025(a)	5,000,000	5,001,117
Sumitomo Mitsui Banking Corp. (Japan), 4.75% (SOFR + 0.34%), 03/18/2025(a)	8,000,000	8,003,053
		28,010,102
Principal Amount		Value
Homebuilding–2.18%
Standard Chartered Bank (United Kingdom), 4.67% (SOFR + 0.36%), 07/24/2025(a)	$7,000,000	$6,998,460
Total Certificates of Deposit (Cost $35,000,039)		35,008,562

Asset-Backed Securities–5.84%(h)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.73%, 09/15/2048(i)	11,577,645	25,130
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1,800,000	1,720,788
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 0.00%, 01/25/2035(b)(j)	160,321	153,825
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(g)	717,335	635,732
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(g)	959,486	863,714
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(b)(g)	1,703,929	1,726,257
FRESB Mortgage Trust, Series 2019- SB63, Class A5, 5.42% (30 Day Average SOFR + 0.81%), 02/25/2039(a)	2,322,873	2,289,312
GCAT Trust, Series 2020-NQM1, Class A3, 3.55%, 01/25/2060(b)(g)	1,854,624	1,790,899
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.20% (1 mo. Term SOFR + 0.86%), 01/25/2048(a)(g)	725,841	712,871
SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, 03/17/2053(g)	1,217,794	1,125,498
Textainer Marine Containers VII Ltd. (China),
Series 2020-3A, Class A, 2.11%, 09/20/2045(g)	1,530,672	1,422,808
Series 2021-2A, Class B, 2.82%, 04/20/2046(g)	2,826,667	2,563,165
Verus Securitization Trust, Series 2023-INV3, Class A3, 7.73%, 11/25/2068(b)(g)	3,662,377	3,746,701
Total Asset-Backed Securities (Cost $19,535,683)		18,776,700
U.S. Government Sponsored Agency Securities–4.46%
Federal Home Loan Bank (FHLB)–4.46%
Federal Home Loan Bank, 0.50%, 04/14/2025 (Cost $14,501,581)	14,500,000	14,343,599

Agency Credit Risk Transfer Notes–1.07%
Freddie Mac, Series 2022-HQA3, Class M1, STACR®, 6.87% (30 Day Average SOFR + 2.30%), 08/25/2042 (Cost $3,367,516)(a)(g)	3,347,616	3,422,269
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Government Securities Fund

Shares		Value
Money Market Funds–0.91%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(k)(l) (Cost $2,935,626)	2,935,626	$2,935,626
TOTAL INVESTMENTS IN SECURITIES–124.81% (Cost $417,170,962)		401,190,519
OTHER ASSETS LESS LIABILITIES—(24.81)%		(79,740,558)
NET ASSETS–100.00%		$321,449,961
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2024.
(b)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on December 31, 2024.

(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1M.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
December 31, 2024 was $51,036,507, which represented 15.88% of the Fund’s Net Assets.

(h)	Non-U.S. government sponsored securities.
(i)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
December 31, 2024.

(j)	Zero coupon bond issued at a discount.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,926,814	$134,220,395	$(133,211,583)	$-	$-	$2,935,626	$186,947
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,200,212	(1,200,212)	-	-	-	173*
Invesco Private Prime Fund	-	3,085,127	(3,085,127)	-	-	-	424*
Total	$1,926,814	$138,505,734	$(137,496,922)	$-	$-	$2,935,626	$187,544

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(l)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Government Securities Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	511	March-2025	$105,066,391	$(55,699)	$(55,699)
U.S. Treasury 5 Year Notes	835	March-2025	88,764,414	(514,720)	(514,720)
U.S. Treasury 10 Year Notes	356	March-2025	38,715,000	(344,054)	(344,054)
U.S. Treasury 10 Year Ultra Notes	83	March-2025	9,238,938	(168,020)	(168,020)
Subtotal—Long Futures Contracts				(1,082,493)	(1,082,493)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury Long Bonds	170	March-2025	(19,353,437)	443,434	443,434
U.S. Treasury Ultra Bonds	34	March-2025	(4,042,813)	139,108	139,108
Subtotal—Short Futures Contracts				582,542	582,542
Total Futures Contracts				$(499,951)	$(499,951)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Government Securities Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $414,235,336)	$398,254,893
Investments in affiliated money market funds, at value (Cost $2,935,626)	2,935,626
Deposits with brokers:
Cash collateral — TBA commitments	774,657
Cash	53,847
Receivable for:
Fund shares sold	68,735
Dividends	10,269
Interest	1,244,722
Principal paydowns	44,085
Investment for trustee deferred compensation and retirement plans	196,003
Other assets	1,224
Total assets	403,584,061
Liabilities:
Other investments:
Variation margin payable — futures contracts	120,236
Payable for:
TBA sales commitment	81,515,495
Fund shares reacquired	72,796
Accrued fees to affiliates	169,826
Accrued other operating expenses	52,359
Trustee deferred compensation and retirement plans	203,388
Total liabilities	82,134,100
Net assets applicable to shares outstanding	$321,449,961
Net assets consist of:
Shares of beneficial interest	$365,447,226
Distributable earnings (loss)	(43,997,265)
$321,449,961
Net Assets:
Series I	$169,899,909
Series II	$151,550,052
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	16,600,943
Series II	14,947,384
Series I:
Net asset value per share	$10.23
Series II:
Net asset value per share	$10.14
Statement of Operations
For the year ended December 31, 2024
Investment income:
Interest	$11,409,652
Dividends from affiliated money market funds (includes net securities lending income of $121)	187,068
Total investment income	11,596,720
Expenses:
Advisory fees	1,617,441
Administrative services fees	545,541
Custodian fees	37,051
Distribution fees - Series II	384,365
Transfer agent fees	16,445
Trustees’ and officers’ fees and benefits	25,395
Reports to shareholders	22,022
Professional services fees	52,915
Other	6,800
Total expenses	2,707,975
Less: Fees waived	(3,331)
Net expenses	2,704,644
Net investment income	8,892,076
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(826,028)
Futures contracts	(2,272,609)
(3,098,637)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,684,173
Futures contracts	(2,093,763)
(409,590)
Net realized and unrealized gain (loss)	(3,508,227)
Net increase in net assets resulting from operations	$5,383,849
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Government Securities Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$8,892,076	$6,991,366
Net realized gain (loss)	(3,098,637)	(6,014,397)
Change in net unrealized appreciation (depreciation)	(409,590)	13,927,473
Net increase in net assets resulting from operations	5,383,849	14,904,442
Distributions to shareholders from distributable earnings:
Series I	(4,444,155)	(3,794,821)
Series II	(3,562,016)	(2,792,461)
Total distributions from distributable earnings	(8,006,171)	(6,587,282)
Share transactions–net:
Series I	(9,504,805)	(923,384)
Series II	(2,728,411)	(8,210,066)
Net increase (decrease) in net assets resulting from share transactions	(12,233,216)	(9,133,450)
Net increase (decrease) in net assets	(14,855,538)	(816,290)
Net assets:
Beginning of year	336,305,499	337,121,789
End of year	$321,449,961	$336,305,499
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Government Securities Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$10.32	$0.29	$(0.11)	$0.18	$(0.27)	$10.23	1.72%	$169,900	0.70%	0.70%	2.80%	314%
Year ended 12/31/23	10.08	0.22	0.23	0.45	(0.21)	10.32	4.62	180,715	0.69	0.69	2.18	233
Year ended 12/31/22	11.48	0.15	(1.33)	(1.18)	(0.22)	10.08	(10.29)	177,203	0.68	0.68	1.38	168
Year ended 12/31/21	12.04	0.11	(0.38)	(0.27)	(0.29)	11.48	(2.27)	235,924	0.68	0.68	0.92	170
Year ended 12/31/20	11.61	0.20	0.53	0.73	(0.30)	12.04	6.27	257,369	0.67	0.67	1.64	346
Series II
Year ended 12/31/24	10.23	0.26	(0.11)	0.15	(0.24)	10.14	1.48	151,550	0.95	0.95	2.55	314
Year ended 12/31/23	9.98	0.19	0.24	0.43	(0.18)	10.23	4.46	155,590	0.94	0.94	1.93	233
Year ended 12/31/22	11.37	0.12	(1.32)	(1.20)	(0.19)	9.98	(10.58)	159,919	0.93	0.93	1.13	168
Year ended 12/31/21	11.92	0.08	(0.37)	(0.29)	(0.26)	11.37	(2.43)	196,932	0.93	0.93	0.67	170
Year ended 12/31/20	11.50	0.17	0.52	0.69	(0.27)	11.92	5.97	185,071	0.92	0.92	1.39	346

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. Government Securities Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Government Securities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco V.I. Government Securities Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the Statement of Operations, even though investors do not receive their principal until maturity.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment
11
Invesco V.I. Government Securities Fund

of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance.  The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.  These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction.  If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price.  Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
N.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
P.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.500%
Over $250 million	0.450%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.49%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to
12
Invesco V.I. Government Securities Fund

1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $3,331.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $48,130 for accounting and fund administrative services and was reimbursed $497,411 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$214,178,028	$—	$214,178,028
U.S. Treasury Securities	—	71,496,335	—	71,496,335
Commercial Paper	—	41,029,400	—	41,029,400
Certificates of Deposit	—	35,008,562	—	35,008,562
Asset-Backed Securities	—	18,776,700	—	18,776,700
U.S. Government Sponsored Agency Securities	—	14,343,599	—	14,343,599
Agency Credit Risk Transfer Notes	—	3,422,269	—	3,422,269
Money Market Funds	2,935,626	—	—	2,935,626
Total Investments in Securities	2,935,626	398,254,893	—	401,190,519
Other Investments - Assets
Futures Contracts*	582,542	—	—	582,542
13
Invesco V.I. Government Securities Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities
Futures Contracts*	$(1,082,493)	$—	$—	$(1,082,493)
Total Other Investments	(499,951)	—	—	(499,951)
Total Investments	$2,435,675	$398,254,893	$—	$400,690,568

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$582,542
Derivatives not subject to master netting agreements	(582,542)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(1,082,493)
Derivatives not subject to master netting agreements	1,082,493
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(2,272,609)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(2,093,763)
Total	$(4,366,372)
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$230,271,774

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
14
Invesco V.I. Government Securities Fund

NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$8,006,171	$6,587,282

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$9,635,295
Net unrealized appreciation (depreciation) — investments	(16,062,064)
Temporary book/tax differences	(118,024)
Capital loss carryforward	(37,452,472)
Shares of beneficial interest	365,447,226
Total net assets	$321,449,961
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to derivative instruments and straddles.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$16,465,680	$20,986,792	$37,452,472
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $5,986,484 and $15,899,292, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,073,130
Aggregate unrealized (depreciation) of investments	(17,135,194)
Net unrealized appreciation (depreciation) of investments	$(16,062,064)
Cost of investments for tax purposes is $416,752,632.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of dollar rolls and paydowns, on December 31, 2024, undistributed net investment income was increased by $735,162 and undistributed net realized gain (loss) was decreased by $735,162. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	1,835,595	$18,961,763	2,933,239	$29,836,965
Series II	1,743,236	17,807,302	1,172,342	11,813,552
15
Invesco V.I. Government Securities Fund

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Series I	431,891	$4,444,155	389,612	$3,794,821
Series II	349,217	3,562,016	289,374	2,792,461
Reacquired:
Series I	(3,171,033)	(32,910,723)	(3,399,336)	(34,555,170)
Series II	(2,355,412)	(24,097,729)	(2,267,788)	(22,816,079)
Net increase (decrease) in share activity	(1,166,506)	$(12,233,216)	(882,557)	$(9,133,450)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16
Invesco V.I. Government Securities Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Government Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Government Securities Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
17
Invesco V.I. Government Securities Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	16.56%
Qualified Business Income*	0.00%
Business Interest Income*	96.67%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
18
Invesco V.I. Government Securities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
19
Invesco V.I. Government Securities Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Growth and Income Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Tax Information
17	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VK-VIGRI-NCSR

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–98.59%
Aerospace & Defense–2.45%
RTX Corp.	190,611	$22,057,505
Textron, Inc.	129,146	9,878,378
		31,935,883
Air Freight & Logistics–1.43%
FedEx Corp.	66,481	18,703,100
Application Software–1.28%
Salesforce, Inc.	50,184	16,778,017
Asset Management & Custody Banks–1.39%
KKR & Co., Inc., Class A	122,710	18,150,036
Automobile Manufacturers–1.45%
General Motors Co.	354,951	18,908,240
Broadline Retail–2.49%
Amazon.com, Inc.(b)	148,355	32,547,603
Building Products–2.28%
Johnson Controls International PLC	377,923	29,829,462
Cargo Ground Transportation–0.87%
J.B. Hunt Transport Services, Inc.	66,435	11,337,797
Communications Equipment–1.24%
Cisco Systems, Inc.	272,566	16,135,907
Consumer Finance–0.68%
American Express Co.	30,069	8,924,179
Distributors–0.74%
Genuine Parts Co.(c)	82,849	9,673,449
Diversified Banks–9.16%
Bank of America Corp.	1,041,169	45,759,378
PNC Financial Services Group, Inc. (The)	108,158	20,858,270
Wells Fargo & Co.	754,670	53,008,021
		119,625,669
Electric Utilities–3.16%
American Electric Power Co., Inc.	142,065	13,102,655
FirstEnergy Corp.	271,650	10,806,237
PPL Corp.	533,790	17,326,823
		41,235,715
Electrical Components & Equipment–1.55%
Emerson Electric Co.	163,746	20,293,042
Electronic Components–1.14%
Coherent Corp.(b)	157,263	14,897,524
Electronic Equipment & Instruments–1.17%
Zebra Technologies Corp., Class A(b)	39,717	15,339,500
Fertilizers & Agricultural Chemicals–0.76%
Corteva, Inc.	175,384	9,989,873
Food Distributors–3.05%
Sysco Corp.	287,494	21,981,791
Shares		Value
Food Distributors–(continued)
US Foods Holding Corp.(b)	263,683	$17,788,055
		39,769,846
Health Care Equipment–2.45%
GE HealthCare Technologies, Inc.	123,698	9,670,710
Medtronic PLC	280,248	22,386,210
		32,056,920
Health Care Services–0.95%
CVS Health Corp.	275,607	12,371,998
Industrial Machinery & Supplies & Components–2.82%
Parker-Hannifin Corp.	42,214	26,849,370
Stanley Black & Decker, Inc.	123,693	9,931,311
		36,780,681
Insurance Brokers–1.97%
Willis Towers Watson PLC	81,952	25,670,645
Integrated Oil & Gas–5.57%
Chevron Corp.	142,061	20,576,115
Exxon Mobil Corp.	239,731	25,787,864
Shell PLC (United Kingdom)	493,658	15,387,810
Suncor Energy, Inc. (Canada)	309,721	11,055,539
		72,807,328
Interactive Media & Services–3.36%
Alphabet, Inc., Class A	140,458	26,588,699
Meta Platforms, Inc., Class A	29,599	17,330,511
		43,919,210
Investment Banking & Brokerage–3.04%
Charles Schwab Corp. (The)	256,187	18,960,400
Goldman Sachs Group, Inc. (The)	36,112	20,678,453
		39,638,853
IT Consulting & Other Services–0.98%
Cognizant Technology Solutions Corp., Class A	167,006	12,842,761
Managed Health Care–4.09%
Centene Corp.(b)	202,413	12,262,180
Elevance Health, Inc.	22,639	8,351,527
Humana, Inc.	63,085	16,005,295
UnitedHealth Group, Inc.	33,149	16,768,753
		53,387,755
Movies & Entertainment–1.86%
Walt Disney Co. (The)	217,856	24,258,266
Multi-line Insurance–1.21%
American International Group, Inc.	216,676	15,774,013
Oil & Gas Exploration & Production–2.44%
ConocoPhillips	224,463	22,259,996
EQT Corp.	208,231	9,601,531
		31,861,527
Pharmaceuticals–5.40%
Bristol-Myers Squibb Co.	278,195	15,734,709
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Growth and Income Fund

Shares		Value
Pharmaceuticals–(continued)
Johnson & Johnson	178,585	$25,826,963
Pfizer, Inc.	341,084	9,048,958
Sanofi S.A.	204,486	19,878,240
		70,488,870
Property & Casualty Insurance–1.02%
Allstate Corp. (The)	69,335	13,367,095
Rail Transportation–2.67%
CSX Corp.	547,935	17,681,862
Norfolk Southern Corp.	73,478	17,245,287
		34,927,149
Real Estate Services–1.95%
CBRE Group, Inc., Class A(b)	193,473	25,401,070
Regional Banks–1.63%
Citizens Financial Group, Inc.	485,435	21,242,636
Restaurants–0.95%
Starbucks Corp.	135,432	12,358,170
Semiconductor Materials & Equipment–0.75%
Lam Research Corp.	135,764	9,806,234
Semiconductors–4.67%
Marvell Technology, Inc.	206,896	22,851,663
Microchip Technology, Inc.	237,926	13,645,056
Micron Technology, Inc.	130,528	10,985,237
NXP Semiconductors N.V. (China)	65,097	13,530,411
		61,012,367
Specialty Chemicals–1.66%
DuPont de Nemours, Inc.	158,772	12,106,365
PPG Industries, Inc.(c)	79,926	9,547,161
		21,653,526
Systems Software–3.40%
Microsoft Corp.	49,940	21,049,710
Oracle Corp.	140,472	23,408,254
		44,457,964
Shares		Value
Tobacco–1.60%
Philip Morris International, Inc.	173,844	$20,922,125
Trading Companies & Distributors–1.43%
Ferguson Enterprises, Inc.	107,825	18,715,185
Transaction & Payment Processing Services–2.98%
Fidelity National Information Services, Inc.	182,336	14,727,279
Fiserv, Inc.(b)	117,839	24,206,487
		38,933,766
Wireless Telecommunication Services–1.45%
T-Mobile US, Inc.	85,803	18,939,296
Total Common Stocks & Other Equity Interests (Cost $891,003,772)		1,287,670,252
Money Market Funds–1.62%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e)	7,396,188	7,396,188
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(e)	13,738,066	13,738,066
Total Money Market Funds (Cost $21,134,254)		21,134,254
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $912,138,026)		1,308,804,506
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.06%
Invesco Private Government Fund, 4.50%(d)(e)(f)	3,843,875	3,843,875
Invesco Private Prime Fund, 4.53%(d)(e)(f)	10,011,861	10,014,865
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,858,740)		13,858,740
TOTAL INVESTMENTS IN SECURITIES–101.27% (Cost $925,996,766)		1,322,663,246
OTHER ASSETS LESS LIABILITIES—(1.27)%		(16,648,981)
NET ASSETS–100.00%		$1,306,014,265
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,966,804	$62,191,363	$(65,761,979)	$-	$-	$7,396,188	$415,013
Invesco Liquid Assets Portfolio, Institutional Class	7,837,982	24,980,564	(32,816,284)	(2,995)	733	-	172,021
Invesco Treasury Portfolio, Institutional Class	12,533,491	95,938,021	(94,733,446)	-	-	13,738,066	598,834
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Growth and Income Fund

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$11,295,557	$314,239,964	$(321,691,646)	$-	$-	$3,843,875	$291,219*
Invesco Private Prime Fund	29,045,715	699,675,434	(718,691,719)	(1,501)	(13,064)	10,014,865	794,845*
Total	$71,679,549	$1,197,025,346	$(1,233,695,074)	$(4,496)	$(12,331)	$34,992,994	$2,271,932

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/06/2025	Bank of New York Mellon (The)	EUR	13,108,897	USD	13,847,741	$267,247
01/06/2025	Bank of New York Mellon (The)	GBP	9,532,915	USD	12,100,777	166,842
01/06/2025	Bank of New York Mellon (The)	USD	8,117,141	CAD	11,700,485	23,785
01/06/2025	State Street Bank & Trust Co.	CAD	13,219,219	USD	9,441,360	243,735
01/06/2025	State Street Bank & Trust Co.	EUR	990,562	USD	1,032,260	6,062
01/06/2025	State Street Bank & Trust Co.	GBP	315,338	USD	401,642	6,880
02/06/2025	State Street Bank & Trust Co.	EUR	14,305,841	USD	14,933,626	94,683
02/06/2025	State Street Bank & Trust Co.	GBP	8,935,827	USD	11,226,348	42,755
Subtotal—Appreciation						851,989
Currency Risk
02/06/2025	Bank of New York Mellon (The)	CAD	11,700,485	USD	8,126,172	(23,850)
01/06/2025	State Street Bank & Trust Co.	CAD	178,864	USD	124,378	(71)
01/06/2025	State Street Bank & Trust Co.	EUR	264,105	USD	273,533	(73)
01/06/2025	State Street Bank & Trust Co.	USD	1,192,939	CAD	1,697,598	(11,788)
01/06/2025	State Street Bank & Trust Co.	USD	14,979,202	EUR	14,363,564	(98,905)
01/06/2025	State Street Bank & Trust Co.	USD	12,386,521	GBP	9,848,253	(57,826)
Subtotal—Depreciation						(192,513)
Total Forward Foreign Currency Contracts						$659,476

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Growth and Income Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $891,003,772)*	$1,287,670,252
Investments in affiliated money market funds, at value (Cost $34,992,994)	34,992,994
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	851,989
Foreign currencies, at value (Cost $275,211)	274,312
Receivable for:
Fund shares sold	626,708
Dividends	1,586,032
Investment for trustee deferred compensation and retirement plans	201,582
Other assets	3,319
Total assets	1,326,207,188
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	192,513
Payable for:
Fund shares reacquired	4,568,340
Amount due custodian	560,021
Collateral upon return of securities loaned	13,858,740
Accrued fees to affiliates	753,763
Accrued other operating expenses	45,657
Trustee deferred compensation and retirement plans	213,889
Total liabilities	20,192,923
Net assets applicable to shares outstanding	$1,306,014,265
Net assets consist of:
Shares of beneficial interest	$836,144,366
Distributable earnings	469,869,899
$1,306,014,265
Net Assets:
Series I	$213,401,948
Series II	$1,092,612,317
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	10,536,053
Series II	53,928,305
Series I:
Net asset value per share	$20.25
Series II:
Net asset value per share	$20.26

*	At December 31, 2024, securities with an aggregate value of $13,647,484 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $275,759)	$27,118,904
Dividends from affiliated money market funds (includes net securities lending income of $42,165)	1,228,033
Total investment income	28,346,937
Expenses:
Advisory fees	7,615,595
Administrative services fees	2,194,462
Custodian fees	21,559
Distribution fees - Series II	2,846,191
Transfer agent fees	65,839
Trustees’ and officers’ fees and benefits	35,267
Reports to shareholders	132,171
Professional services fees	61,438
Other	3,223
Total expenses	12,975,745
Less: Fees waived	(26,546)
Net expenses	12,949,199
Net investment income	15,397,738
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	110,656,532
Affiliated investment securities	(12,331)
Foreign currencies	87,316
Forward foreign currency contracts	1,162,459
111,893,976
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	68,688,158
Affiliated investment securities	(4,496)
Foreign currencies	(10,936)
Forward foreign currency contracts	992,917
69,665,643
Net realized and unrealized gain	181,559,619
Net increase in net assets resulting from operations	$196,957,357
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Growth and Income Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$15,397,738	$16,060,446
Net realized gain	111,893,976	74,106,671
Change in net unrealized appreciation	69,665,643	35,041,165
Net increase in net assets resulting from operations	196,957,357	125,208,282
Distributions to shareholders from distributable earnings:
Series I	(15,744,049)	(24,825,649)
Series II	(82,619,056)	(135,038,754)
Total distributions from distributable earnings	(98,363,105)	(159,864,403)
Share transactions–net:
Series I	17,049,710	18,698,615
Series II	(130,256,125)	140,313,952
Net increase (decrease) in net assets resulting from share transactions	(113,206,415)	159,012,567
Net increase (decrease) in net assets	(14,612,163)	124,356,446
Net assets:
Beginning of year	1,320,626,428	1,196,269,982
End of year	$1,306,014,265	$1,320,626,428
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Growth and Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$18.86	$0.28	$2.75	$3.03	$(0.31)	$(1.33)	$(1.64)	$20.25	16.00%	$213,402	0.76%	0.76%	1.36%	23%
Year ended 12/31/23	19.77	0.30	1.80	2.10	(0.34)	(2.67)	(3.01)	18.86	12.72	183,178	0.75	0.75	1.51	70
Year ended 12/31/22	23.70	0.31	(1.72)	(1.41)	(0.38)	(2.14)	(2.52)	19.77	(5.80)	168,516	0.75	0.75	1.42	36
Year ended 12/31/21	18.72	0.26	5.07	5.33	(0.35)	—	(0.35)	23.70	28.51	186,508	0.74	0.74	1.17	29
Year ended 12/31/20	19.09	0.31	(0.01)	0.30	(0.39)	(0.28)	(0.67)	18.72	2.09	157,478	0.75	0.75	1.90	46
Series II
Year ended 12/31/24	18.87	0.23	2.75	2.98	(0.26)	(1.33)	(1.59)	20.26	15.72	1,092,612	1.01	1.01	1.11	23
Year ended 12/31/23	19.77	0.25	1.79	2.04	(0.27)	(2.67)	(2.94)	18.87	12.41	1,137,448	1.00	1.00	1.26	70
Year ended 12/31/22	23.66	0.26	(1.72)	(1.46)	(0.29)	(2.14)	(2.43)	19.77	(6.00)	1,027,754	1.00	1.00	1.17	36
Year ended 12/31/21	18.70	0.20	5.07	5.27	(0.31)	—	(0.31)	23.66	28.19	1,475,584	0.99	0.99	0.92	29
Year ended 12/31/20	19.06	0.27	(0.01)	0.26	(0.34)	(0.28)	(0.62)	18.70	1.85	1,415,923	1.00	1.00	1.65	46

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Growth and Income Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Growth and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek long-term growth of capital and income.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
8
Invesco V.I. Growth and Income Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund.
9
Invesco V.I. Growth and Income Fund

Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $2,651 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.600%
Over $500 million	0.550%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.57%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
10
Invesco V.I. Growth and Income Fund

For the year ended December 31, 2024, the Adviser waived advisory fees of $26,546.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $186,679 for accounting and fund administrative services and was reimbursed $2,007,783 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $51,805 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,252,404,202	$35,266,050	$—	$1,287,670,252
Money Market Funds	21,134,254	13,858,740	—	34,992,994
Total Investments in Securities	1,273,538,456	49,124,790	—	1,322,663,246
Other Investments - Assets*
Forward Foreign Currency Contracts	—	851,989	—	851,989
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(192,513)	—	(192,513)
Total Other Investments	—	659,476	—	659,476
Total Investments	$1,273,538,456	$49,784,266	$—	$1,323,322,722

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
11
Invesco V.I. Growth and Income Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$851,989
Derivatives not subject to master netting agreements	-
Total Derivative Assets subject to master netting agreements	$851,989
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(192,513)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(192,513)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of December 31, 2024.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$457,874	$(23,850)	$434,024	$—	$—	$434,024
State Street Bank & Trust Co.	394,115	(168,663)	225,452	—	—	225,452
Total	$851,989	$(192,513)	$659,476	$—	$—	$659,476
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$1,162,459
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	992,917
Total	$2,155,376
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$112,745,499

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
12
Invesco V.I. Growth and Income Fund

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$16,426,666	$15,301,219
Long-term capital gain	81,936,439	144,563,184
Total distributions	$98,363,105	$159,864,403

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$30,202,812
Undistributed long-term capital gain	78,690,200
Net unrealized appreciation — investments	361,104,438
Net unrealized appreciation — foreign currencies	534
Temporary book/tax differences	(128,085)
Shares of beneficial interest	836,144,366
Total net assets	$1,306,014,265
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $297,368,994 and $476,449,556, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$385,271,550
Aggregate unrealized (depreciation) of investments	(24,167,112)
Net unrealized appreciation of investments	$361,104,438
Cost of investments for tax purposes is $962,218,284.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions, on December 31, 2024, undistributed net investment income was increased by $87,315 and undistributed net realized gain was decreased by $87,315. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	976,102	$20,175,239	587,739	$11,783,370
Series II	666,367	13,566,011	31,933,302	624,536,436
Issued as reinvestment of dividends:
Series I	771,767	15,744,049	1,500,039	24,825,649
Series II	4,047,969	82,619,056	8,154,514	135,038,754
13
Invesco V.I. Growth and Income Fund

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(925,395)	$(18,869,578)	(896,225)	$(17,910,404)
Series II	(11,076,814)	(226,441,192)	(31,792,386)	(619,261,238)
Net increase (decrease) in share activity	(5,540,004)	$(113,206,415)	9,486,983	$159,012,567

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco V.I. Growth and Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Growth and Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Growth and Income Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15
Invesco V.I. Growth and Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$81,936,439
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	99.99%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
16
Invesco V.I. Growth and Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
17
Invesco V.I. Growth and Income Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Health Care Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Report of Independent Registered Public Accounting Firm
13	Tax Information
14	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
I-VIGHC-NCSR

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–95.19%
Biotechnology–22.12%
AbbVie, Inc.	29,093	$5,169,826
ADMA Biologics, Inc.(b)	40,385	692,603
Alnylam Pharmaceuticals, Inc.(b)	7,790	1,833,065
Amgen, Inc.	2,065	538,222
argenx SE, ADR (Netherlands)(b)	4,719	2,902,185
Ascendis Pharma A/S, ADR (Denmark)(b)	5,215	717,949
Blueprint Medicines Corp.(b)	9,748	850,221
CareDx, Inc.(b)	9,258	198,214
Crinetics Pharmaceuticals, Inc.(b)	10,533	538,552
Cytokinetics, Inc.(b)(c)	12,332	580,097
Exelixis, Inc.(b)	29,515	982,850
Gilead Sciences, Inc.	22,495	2,077,863
Halozyme Therapeutics, Inc.(b)	12,557	600,350
Insmed, Inc.(b)(c)	14,937	1,031,250
Janux Therapeutics, Inc.(b)	4,731	253,298
Krystal Biotech, Inc.(b)(c)	4,314	675,831
Merus N.V. (Netherlands)(b)	12,294	516,963
Natera, Inc.(b)	16,974	2,686,984
Nuvalent, Inc., Class A(b)	3,241	253,705
Protagonist Therapeutics, Inc.(b)	8,874	342,536
Regeneron Pharmaceuticals, Inc.(b)	2,521	1,795,784
SpringWorks Therapeutics, Inc.(b)	9,101	328,819
Twist Bioscience Corp.(b)	19,708	915,831
Ultragenyx Pharmaceutical, Inc.(b)	10,042	422,467
United Therapeutics Corp.(b)	4,520	1,594,837
Vaxcyte, Inc.(b)	13,952	1,142,111
Vericel Corp.(b)	12,169	668,200
Vertex Pharmaceuticals, Inc.(b)	14,373	5,788,007
Viking Therapeutics, Inc.(b)(c)	8,359	336,366
		36,434,986
Health Care Distributors–2.51%
Cencora, Inc.	18,399	4,133,887
Health Care Equipment–24.47%
Abbott Laboratories	19,986	2,260,616
Boston Scientific Corp.(b)	149,514	13,354,591
Glaukos Corp.(b)	9,453	1,417,383
Globus Medical, Inc., Class A(b)(c)	16,282	1,346,684
Inspire Medical Systems, Inc.(b)(c)	4,596	852,006
Insulet Corp.(b)	7,468	1,949,671
Integer Holdings Corp.(b)(c)	7,657	1,014,706
Intuitive Surgical, Inc.(b)	17,344	9,052,874
LeMaitre Vascular, Inc.(c)	4,491	413,801
PROCEPT BioRobotics Corp.(b)(c)	5,986	481,993
ResMed, Inc.	5,245	1,199,479
Stryker Corp.	19,289	6,945,004
		40,288,808
Health Care Facilities–6.07%
Brookdale Senior Living, Inc.(b)	58,406	293,782
Concentra Group Holdings Parent, Inc.(c)	19,004	375,899
Encompass Health Corp.	31,324	2,892,771
HCA Healthcare, Inc.	9,386	2,817,208
Shares		Value
Health Care Facilities–(continued)
Select Medical Holdings Corp.	23,551	$443,936
Tenet Healthcare Corp.(b)	25,128	3,171,908
		9,995,504
Health Care REITs–1.39%
Welltower, Inc.	18,105	2,281,773
Health Care Services–2.08%
BrightSpring Health Services, Inc.(b)(c)	38,289	652,062
Cigna Group (The)	1,595	440,443
GeneDx Holdings Corp.(b)	3,993	306,902
Labcorp Holdings, Inc.	3,997	916,592
RadNet, Inc.(b)	15,910	1,111,154
		3,427,153
Health Care Supplies–2.79%
Alcon AG	16,941	1,436,385
Cooper Cos., Inc. (The)(b)	13,555	1,246,111
Lantheus Holdings, Inc.(b)	8,062	721,227
Merit Medical Systems, Inc.(b)	9,899	957,431
RxSight, Inc.(b)	6,714	230,828
		4,591,982
Life Sciences Tools & Services–7.77%
Bio-Techne Corp.	12,674	912,908
Danaher Corp.	27,438	6,298,393
Lonza Group AG (Switzerland)	2,869	1,693,394
Mettler-Toledo International, Inc.(b)	428	523,735
Repligen Corp.(b)	1,685	242,539
Thermo Fisher Scientific, Inc.	6,020	3,131,785
		12,802,754
Managed Health Care–7.88%
HealthEquity, Inc.(b)	19,419	1,863,253
UnitedHealth Group, Inc.	21,961	11,109,192
		12,972,445
Pharmaceuticals–18.11%
AstraZeneca PLC, ADR (United Kingdom)	61,096	4,003,010
Axsome Therapeutics, Inc.(b)	5,391	456,133
Collegium Pharmaceutical, Inc.(b)	8,147	233,412
Eli Lilly and Co.	20,108	15,523,376
Intra-Cellular Therapies, Inc.(b)	17,333	1,447,652
Merck & Co., Inc.	8,057	801,510
Phathom Pharmaceuticals, Inc.(b)	14,044	114,037
Sanofi S.A., ADR	17,991	867,706
Tarsus Pharmaceuticals, Inc.(b)(c)	14,850	822,244
UCB S.A. (Belgium)	9,171	1,825,613
Zoetis, Inc.	22,925	3,735,170
		29,829,863
Total Common Stocks & Other Equity Interests (Cost $104,954,003)		156,759,155
Money Market Funds–4.63%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e)	2,629,544	2,629,544
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Health Care Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(e)	4,999,673	$4,999,673
Total Money Market Funds (Cost $7,629,217)		7,629,217
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $112,583,220)		164,388,372
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.81%
Invesco Private Government Fund, 4.50%(d)(e)(f)	1,738,968	1,738,968
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.53%(d)(e)(f)	4,527,405	$4,528,763
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,267,731)		6,267,731
TOTAL INVESTMENTS IN SECURITIES–103.63% (Cost $118,850,951)		170,656,103
OTHER ASSETS LESS LIABILITIES—(3.63)%		(5,974,169)
NET ASSETS–100.00%		$164,681,934
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,827,833	$22,639,929	$(21,838,218)	$-	$-	$2,629,544	$97,759
Invesco Liquid Assets Portfolio, Institutional Class	1,422,411	8,364,109	(9,785,940)	(1,262)	682	-	40,660
Invesco Treasury Portfolio, Institutional Class	2,088,953	35,323,219	(32,412,499)	-	-	4,999,673	146,745
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,980,753	53,268,186	(54,509,971)	-	-	1,738,968	149,870*
Invesco Private Prime Fund	7,664,795	106,802,933	(109,935,414)	(1,512)	(2,039)	4,528,763	400,293*
Total	$15,984,745	$226,398,376	$(228,482,042)	$(2,774)	$(1,357)	$13,896,948	$835,327

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Health Care Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $104,954,003)*	$156,759,155
Investments in affiliated money market funds, at value (Cost $13,896,948)	13,896,948
Foreign currencies, at value (Cost $16,711)	16,331
Receivable for:
Investments sold	597,838
Fund shares sold	132,230
Dividends	139,235
Investment for trustee deferred compensation and retirement plans	61,185
Other assets	479
Total assets	171,603,401
Liabilities:
Payable for:
Investments purchased	324,473
Fund shares reacquired	103,153
Amount due custodian	27,555
Collateral upon return of securities loaned	6,267,731
Accrued fees to affiliates	83,867
Accrued other operating expenses	48,701
Trustee deferred compensation and retirement plans	65,987
Total liabilities	6,921,467
Net assets applicable to shares outstanding	$164,681,934
Net assets consist of:
Shares of beneficial interest	$106,830,776
Distributable earnings	57,851,158
$164,681,934
Net Assets:
Series I	$111,305,924
Series II	$53,376,010
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	4,124,472
Series II	2,160,880
Series I:
Net asset value per share	$26.99
Series II:
Net asset value per share	$24.70

*	At December 31, 2024, securities with an aggregate value of $6,112,918 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $9,472)	$1,190,078
Dividends from affiliated money market funds (includes net securities lending income of $16,516)	301,680
Total investment income	1,491,758
Expenses:
Advisory fees	1,385,267
Administrative services fees	303,470
Custodian fees	7,389
Distribution fees - Series II	151,414
Transfer agent fees	9,039
Trustees’ and officers’ fees and benefits	23,908
Reports to shareholders	46,365
Professional services fees	63,249
Other	1,259
Total expenses	1,991,360
Less: Fees waived	(6,002)
Net expenses	1,985,358
Net investment income (loss)	(493,600)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	11,164,639
Affiliated investment securities	(1,357)
Foreign currencies	3,942
11,167,224
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,524,259)
Affiliated investment securities	(2,774)
Foreign currencies	(6,816)
(2,533,849)
Net realized and unrealized gain	8,633,375
Net increase in net assets resulting from operations	$8,139,775
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Health Care Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income (loss)	$(493,600)	$(108,912)
Net realized gain	11,167,224	4,106,091
Change in net unrealized appreciation (depreciation)	(2,533,849)	593,608
Net increase in net assets resulting from operations	8,139,775	4,590,787
Share transactions–net:
Series I	(9,842,764)	(17,954,331)
Series II	(8,163,514)	(8,046,722)
Net increase (decrease) in net assets resulting from share transactions	(18,006,278)	(26,001,053)
Net increase (decrease) in net assets	(9,866,503)	(21,410,266)
Net assets:
Beginning of year	174,548,437	195,958,703
End of year	$164,681,934	$174,548,437
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Health Care Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$25.91	$(0.05)	$1.13	$1.08	$—	$—	$—	$26.99	4.17%	$111,306	1.00%	1.00%	(0.19)%	57%
Year ended 12/31/23	25.15	0.01	0.75	0.76	—	—	—	25.91	3.02	115,851	0.97	0.97	0.02	57
Year ended 12/31/22	33.86	0.01	(4.68)	(4.67)	—	(4.04)	(4.04)	25.15	(13.32)	130,673	0.96	0.96	0.04	47
Year ended 12/31/21	33.69	(0.08)	4.17	4.09	(0.07)	(3.85)	(3.92)	33.86	12.30	158,669	0.97	0.97	(0.25)	55
Year ended 12/31/20	30.23	0.04	4.26	4.30	(0.10)	(0.74)	(0.84)	33.69	14.46	155,598	0.98	0.98	0.13	46
Series II
Year ended 12/31/24	23.78	(0.11)	1.03	0.92	—	—	—	24.70	3.87	53,376	1.25	1.25	(0.44)	57
Year ended 12/31/23	23.14	(0.05)	0.69	0.64	—	—	—	23.78	2.77	58,698	1.22	1.22	(0.23)	57
Year ended 12/31/22	31.62	(0.05)	(4.39)	(4.44)	—	(4.04)	(4.04)	23.14	(13.54)	65,285	1.21	1.21	(0.21)	47
Year ended 12/31/21	31.70	(0.16)	3.93	3.77	(0.00)(d)	(3.85)	(3.85)	31.62	12.05	81,524	1.22	1.22	(0.50)	55
Year ended 12/31/20	28.49	(0.03)	4.01	3.98	(0.03)	(0.74)	(0.77)	31.70	14.20	75,986	1.23	1.23	(0.12)	46

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Amount represents less than $(0.005) per share.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Health Care Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Health Care Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.
7
Invesco V.I. Health Care Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the
8
Invesco V.I. Health Care Fund

borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $1,652 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the
9
Invesco V.I. Health Care Fund

following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $6,002.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $26,719 for accounting and fund administrative services and was reimbursed $276,751 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $9,689 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$151,803,763	$4,955,392	$—	$156,759,155
Money Market Funds	7,629,217	6,267,731	—	13,896,948
Total Investments	$159,432,980	$11,223,123	$—	$170,656,103
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund
10
Invesco V.I. Health Care Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Components of Net Assets at Period-End:
2024
Undistributed long-term capital gain	$6,447,130
Net unrealized appreciation — investments	51,446,687
Net unrealized appreciation (depreciation) — foreign currencies	(745)
Temporary book/tax differences	(41,914)
Shares of beneficial interest	106,830,776
Total net assets	$164,681,934
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $102,046,787 and $123,151,251, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$53,916,404
Aggregate unrealized (depreciation) of investments	(2,469,717)
Net unrealized appreciation of investments	$51,446,687
Cost of investments for tax purposes is $119,209,416.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2024, undistributed net investment income (loss) was increased by $490,139, undistributed net realized gain was decreased by $3,941 and shares of beneficial interest was decreased by $486,198. This reclassification had no effect on the net assets of the Fund.
NOTE 9—Share Information
Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	713,656	$20,388,917	356,709	$8,923,373
Series II	204,066	5,226,355	147,277	3,369,520
Reacquired:
Series I	(1,059,844)	(30,231,681)	(1,080,961)	(26,877,704)
Series II	(511,756)	(13,389,869)	(500,153)	(11,416,242)
Net increase (decrease) in share activity	(653,878)	$(18,006,278)	(1,077,128)	$(26,001,053)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco V.I. Health Care Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Health Care Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Health Care Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
12
Invesco V.I. Health Care Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
13
Invesco V.I. Health Care Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco V.I. Health Care Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. High Yield Fund

2	Schedule of Investments
11	Financial Statements
14	Financial Highlights
15	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Tax Information
26	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIHYI-NCSR

Schedule of Investments(a)
December 31, 2024

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–89.50%
Advertising–0.20%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 04/15/2028(b)	$263,000	$237,608
7.50%, 06/01/2029(b)	85,000	74,474
		312,082
Aerospace & Defense–1.04%
TransDigm, Inc.,
6.38%, 03/01/2029(b)	220,000	220,764
7.13%, 12/01/2031(b)	1,328,000	1,361,483
		1,582,247
Alternative Carriers–0.57%
Lumen Technologies, Inc.,
4.50%, 01/15/2029(b)	45,000	38,337
4.13%, 04/15/2029(b)	42,000	38,101
5.38%, 06/15/2029(b)	26,000	22,519
4.13%, 04/15/2030(b)	43,000	38,520
Series P, 7.60%, 09/15/2039	45,000	36,897
Series U, 7.65%, 03/15/2042	39,000	31,794
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	394,000	407,393
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027(b)	180,000	166,193
6.13%, 03/01/2028(b)	110,000	93,610
		873,364
Apparel Retail–0.77%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	1,291,000	1,178,303
Application Software–1.26%
Cloud Software Group, Inc.,
6.50%, 03/31/2029(b)	462,000	454,048
9.00%, 09/30/2029(b)	484,000	492,007
8.25%, 06/30/2032(b)	221,000	228,071
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	261,000	258,721
6.50%, 06/01/2032(b)	486,000	490,720
		1,923,567
Automobile Manufacturers–1.42%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	2,444,000	2,163,985
Automotive Parts & Equipment–3.09%
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	771,000	801,070
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	1,702,000	1,581,098
PHINIA, Inc.,
6.75%, 04/15/2029(b)	1,122,000	1,145,847
6.63%, 10/15/2032(b)	437,000	435,137
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	534,000	532,930
7.13%, 04/14/2030(b)	209,000	205,382
		4,701,464
Principal Amount		Value
Automotive Retail–3.49%
Carvana Co.,
12.00% PIK Rate, 9.00% Cash Rate, 12/01/2028(b)(c)	$363,912	$388,916
13.00% PIK Rate, 11.00% Cash Rate, 06/01/2030(b)(c)	285,100	313,317
14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(c)	345,057	414,063
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	768,000	771,454
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	1,118,000	1,161,037
Lithia Motors, Inc.,
3.88%, 06/01/2029(b)	733,000	670,526
4.38%, 01/15/2031(b)	913,000	831,151
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)	735,000	765,179
		5,315,643
Broadcasting–0.74%
Gray Television, Inc.,
7.00%, 05/15/2027(b)	63,000	61,180
10.50%, 07/15/2029(b)	145,000	145,149
4.75%, 10/15/2030(b)	114,000	62,279
5.38%, 11/15/2031(b)	135,000	72,148
Paramount Global, 6.38%, 03/30/2062(d)	82,000	79,352
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	119,000	87,822
Univision Communications, Inc.,
6.63%, 06/01/2027(b)	150,000	149,572
8.00%, 08/15/2028(b)	150,000	152,899
4.50%, 05/01/2029(b)	87,000	77,973
7.38%, 06/30/2030(b)	80,000	76,634
8.50%, 07/31/2031(b)	157,000	154,138
		1,119,146
Broadline Retail–0.33%
Kohl’s Corp., 4.63%, 05/01/2031	100,000	80,124
Rakuten Group, Inc. (Japan),
11.25%, 02/15/2027(b)	200,000	218,557
8.13%(b)(d)(e)	200,000	198,110
		496,791
Building Products–0.10%
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(b)	76,000	74,063
Park River Holdings, Inc., 6.75%, 08/01/2029(b)	88,000	77,369
		151,432
Cable & Satellite–3.50%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	200,000	146,623
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 02/01/2032(b)	859,000	754,888
4.50%, 05/01/2032	918,000	790,690
4.25%, 01/15/2034(b)	504,000	409,472
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. High Yield Fund

Principal Amount		Value
Cable & Satellite–(continued)
CSC Holdings LLC,
11.75%, 01/31/2029(b)	$265,000	$261,873
6.50%, 02/01/2029(b)	214,000	180,467
5.75%, 01/15/2030(b)	346,000	197,226
4.13%, 12/01/2030(b)	200,000	144,414
4.63%, 12/01/2030(b)	290,000	151,852
4.50%, 11/15/2031(b)	443,000	319,521
DISH DBS Corp.,
7.75%, 07/01/2026	127,000	106,972
7.38%, 07/01/2028	152,000	108,967
5.75%, 12/01/2028(b)	316,000	270,771
5.13%, 06/01/2029	177,000	114,101
DISH Network Corp., 11.75%, 11/15/2027(b)	445,000	471,877
EchoStar Corp.,
10.75%, 11/30/2029	447,000	481,133
6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(c)	365,000	331,555
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	100,000	80,893
		5,323,295
Casinos & Gaming–2.89%
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	1,722,000	1,579,776
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	71,000	70,714
Premier Entertainment Sub LLC/ Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	92,000	72,310
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	1,657,000	1,500,449
Viking Cruises Ltd.,
5.88%, 09/15/2027(b)	385,000	383,367
9.13%, 07/15/2031(b)	730,000	785,739
		4,392,355
Commodity Chemicals–0.89%
Mativ Holdings, Inc., 8.00%, 10/01/2029(b)	1,402,000	1,352,156
Construction Machinery & Heavy Transportation Equipment– 0.77%
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	1,159,000	1,166,975
Consumer Finance–1.76%
FirstCash, Inc., 6.88%, 03/01/2032(b)	1,174,000	1,180,257
Navient Corp.,
5.00%, 03/15/2027	485,000	475,728
9.38%, 07/25/2030	216,000	231,001
OneMain Finance Corp.,
4.00%, 09/15/2030	510,000	453,674
7.13%, 11/15/2031	338,000	344,737
		2,685,397
Copper–0.52%
First Quantum Minerals Ltd. (Zambia), 8.63%, 06/01/2031(b)	775,000	798,750
Principal Amount		Value
Diversified Banks–0.58%
Citigroup, Inc., Series CC, 7.13%(d)(e)	$795,000	$811,757
Freedom Mortgage Corp., 12.00%, 10/01/2028(b)	63,000	68,579
		880,336
Diversified Capital Markets–1.03%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
10.00%, 11/15/2029(b)	847,000	850,059
9.00%, 06/15/2030	744,000	716,493
		1,566,552
Diversified Financial Services–4.38%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(d)	1,523,000	1,568,164
Freedom Mortgage Holdings LLC,
9.25%, 02/01/2029(b)	86,000	88,834
9.13%, 05/15/2031(b)	150,000	154,848
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	715,000	725,792
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	801,000	823,826
6.13%, 11/01/2032(b)	1,107,000	1,097,481
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	912,000	924,671
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	1,156,000	1,188,907
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), 6.38%, 02/01/2030(b)	100,000	87,484
		6,660,007
Diversified Metals & Mining–0.51%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	778,000	781,771
Diversified REITs–0.52%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	182,000	160,041
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 02/15/2028(b)	441,000	470,686
6.50%, 02/15/2029(b)	178,000	161,706
		792,433
Diversified Support Services–1.11%
Hertz Corp. (The), 12.63%, 07/15/2029(b)	75,000	79,997
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	164,000	152,721
Ritchie Bros. Holdings, Inc. (Canada), 7.75%, 03/15/2031(b)	707,000	740,223
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	490,000	502,227
7.63%, 02/15/2031(b)	140,000	145,802
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	70,000	70,557
		1,691,527
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. High Yield Fund

Principal Amount		Value
Electric Utilities–2.98%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(d)	$807,000	$810,187
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	745,000	743,589
Duke Energy Corp., 6.45%, 09/01/2054(d)	780,000	791,425
Entergy Corp., 7.13%, 12/01/2054(d)	743,000	759,144
Vistra Operations Co. LLC,
7.75%, 10/15/2031(b)	873,000	916,646
6.88%, 04/15/2032(b)	501,000	513,458
		4,534,449
Electrical Components & Equipment–0.98%
EnerSys, 6.63%, 01/15/2032(b)	703,000	707,428
Sensata Technologies, Inc.,
3.75%, 02/15/2031(b)	367,000	321,247
6.63%, 07/15/2032(b)	456,000	457,594
		1,486,269
Electronic Manufacturing Services–0.97%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	1,478,000	1,481,818
Environmental & Facilities Services–0.77%
GFL Environmental, Inc., 3.50%, 09/01/2028(b)	437,000	412,216
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	747,000	761,204
		1,173,420
Food Retail–0.51%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	807,000	781,076
Gold–0.42%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	633,000	638,844
Health Care Facilities–1.02%
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	172,000	150,987
Select Medical Corp., 6.25%, 12/01/2032(b)	755,000	727,711
Tenet Healthcare Corp., 6.75%, 05/15/2031	665,000	672,329
		1,551,027
Health Care REITs–0.97%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(f)	1,301,000	1,230,083
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	395,000	249,281
		1,479,364
Health Care Services–2.00%
Community Health Systems, Inc.,
8.00%, 12/15/2027(b)	276,000	275,807
6.88%, 04/15/2029(b)	375,000	283,682
5.25%, 05/15/2030(b)	703,000	578,054
4.75%, 02/15/2031(b)	457,000	355,067
Principal Amount		Value
Health Care Services–(continued)
CVS Health Corp.,
6.75%, 12/10/2054(d)	$385,000	$378,470
7.00%, 03/10/2055(d)	385,000	387,254
DaVita, Inc., 6.88%, 09/01/2032(b)	775,000	781,878
		3,040,212
Health Care Technology–0.14%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	218,000	207,391
Home Improvement Retail–0.05%
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	85,000	78,272
Hotel & Resort REITs–3.02%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(b)	1,116,000	1,122,543
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	847,000	768,241
Service Properties Trust,
4.75%, 10/01/2026	458,000	433,728
5.50%, 12/15/2027	1,210,000	1,137,147
4.95%, 10/01/2029	336,000	267,616
4.38%, 02/15/2030	1,136,000	859,604
		4,588,879
Hotels, Resorts & Cruise Lines–0.16%
Carnival Corp., 6.00%, 05/01/2029(b)	239,000	238,617
Household Products–0.05%
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	81,000	77,342
Housewares & Specialties–0.53%
Newell Brands, Inc., 6.63%, 05/15/2032	793,000	799,413
Independent Power Producers & Energy Traders–1.34%
Vistra Corp.,
8.00%(b)(d)(e)	390,000	399,336
Series C, 8.88%(b)(d)(e)	1,538,000	1,644,695
		2,044,031
Industrial Machinery & Supplies & Components–1.65%
Enpro, Inc., 5.75%, 10/15/2026	715,000	713,942
ESAB Corp., 6.25%, 04/15/2029(b)	684,000	693,364
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	1,173,000	1,097,487
		2,504,793
Insurance Brokers–1.80%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 10/15/2027(b)	408,000	405,038
7.00%, 01/15/2031(b)	751,000	754,755
HUB International Ltd., 7.38%, 01/31/2032(b)	769,000	781,518
USI, Inc., 7.50%, 01/15/2032(b)	770,000	797,302
		2,738,613
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. High Yield Fund

Principal Amount		Value
Integrated Telecommunication Services–4.14%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(b)	$200,000	$52,987
Altice France S.A. (France),
5.50%, 01/15/2028(b)	765,000	566,957
5.50%, 10/15/2029(b)	200,000	150,802
CommScope LLC, 8.25%, 03/01/2027(b)	161,000	154,165
CommScope, LLC, 9.50%, 12/15/2031(b)	59,000	61,232
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	83,000	80,063
Embarq LLC, 8.00%, 06/01/2036	150,000	82,239
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(b)	125,000	126,777
8.50%, 04/15/2031(b)	853,000	907,903
7.00%, 04/15/2032(b)	765,000	769,827
Level 3 Financing, Inc.,
3.63%, 01/15/2029(b)	45,000	36,000
10.50%, 04/15/2029(b)	74,000	82,836
4.88%, 06/15/2029(b)	60,000	52,500
3.75%, 07/15/2029(b)	78,000	60,712
11.00%, 11/15/2029(b)	195,000	219,603
4.50%, 04/01/2030(b)	172,000	143,474
10.50%, 05/15/2030(b)	141,000	154,254
10.75%, 12/15/2030(b)	75,000	84,049
4.00%, 04/15/2031(b)	72,000	57,060
Sable International Finance Ltd. (Panama), 7.13%, 10/15/2032(b)	110,000	107,963
Telecom Italia Capital S.A. (Italy), 7.72%, 06/04/2038	1,120,000	1,161,985
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	1,110,000	1,180,781
		6,294,169
Investment Banking & Brokerage–0.78%
Goldman Sachs Group, Inc. (The), Series X, 7.50%(d)(e)	755,000	789,514
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	408,000	393,316
		1,182,830
Leisure Facilities–0.97%
NCL Corp. Ltd.,
8.13%, 01/15/2029(b)	360,000	379,600
6.25%, 03/01/2030(b)	389,000	384,691
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/2032(b)	704,000	714,085
		1,478,376
Metal, Glass & Plastic Containers–1.40%
Iris Holding, Inc., 10.00%, 12/15/2028(b)	847,000	807,128
LABL, Inc.,
10.50%, 07/15/2027(b)	224,000	217,039
8.63%, 10/01/2031(b)	398,000	368,626
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)	751,000	731,827
		2,124,620
Principal Amount		Value
Movies & Entertainment–0.58%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	$106,000	$94,223
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(b)	683,000	611,285
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	224,000	175,914
		881,422
Multi-line Insurance–0.77%
Acrisure LLC/Acrisure Finance, Inc.,
8.50%, 06/15/2029(b)	372,000	389,450
7.50%, 11/06/2030(b)	753,000	776,166
		1,165,616
Multi-Utilities–0.50%
CenterPoint Energy, Inc., 6.70%, 05/15/2055(d)	765,000	762,678
Office REITs–0.51%
Office Properties Income Trust, 9.00%, 03/31/2029(b)	786,000	772,015
Oil & Gas Drilling–2.80%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	790,000	790,124
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	741,000	769,273
Transocean, Inc.,
8.25%, 05/15/2029(b)	414,000	405,954
8.75%, 02/15/2030(b)	445,400	461,265
8.50%, 05/15/2031(b)	1,107,000	1,086,439
Valaris Ltd., 8.38%, 04/30/2030(b)	738,000	746,497
		4,259,552
Oil & Gas Exploration & Production–1.52%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	1,182,000	1,209,952
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 02/01/2031(b)	366,000	339,848
6.25%, 04/15/2032(b)	180,000	166,453
8.38%, 11/01/2033(b)	74,000	75,610
7.25%, 02/15/2035(b)	562,000	528,851
		2,320,714
Oil & Gas Refining & Marketing–0.10%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	166,000	159,386
Oil & Gas Storage & Transportation–6.52%
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.75%, 02/01/2028	315,000	315,677
8.88%, 04/15/2030	540,000	550,004
7.88%, 05/15/2032	977,000	957,722
8.00%, 05/15/2033	563,000	551,493
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(b)	740,000	752,515
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	588,000	639,395
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. High Yield Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	$258,000	$248,520
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	466,000	472,575
8.38%, 02/15/2032(b)	695,000	701,062
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	771,000	798,473
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	768,000	771,172
Venture Global LNG, Inc.,
8.13%, 06/01/2028(b)	202,000	210,293
7.00%, 01/15/2030(b)	433,000	439,904
9.88%, 02/01/2032(b)	1,180,000	1,295,527
9.00%(b)(d)(e)	1,156,500	1,211,005
		9,915,337
Other Specialized REITs–0.78%
Iron Mountain, Inc.,
4.50%, 02/15/2031(b)	411,000	376,065
5.63%, 07/15/2032(b)	391,000	373,800
6.25%, 01/15/2033(b)	443,000	441,523
		1,191,388
Other Specialty Retail–1.43%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	374,000	383,202
6.75%, 07/01/2036	767,000	780,520
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(b)	913,000	789,964
Staples, Inc., 10.75%, 09/01/2029(b)	225,000	221,633
		2,175,319
Paper & Plastic Packaging Products & Materials–0.53%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	799,000	805,063
Passenger Airlines–1.69%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	2,424,000	2,405,765
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)	149,000	158,467
		2,564,232
Pharmaceuticals–0.86%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	210,000	201,460
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	397,000	387,594
5.75%, 08/15/2027(b)	210,000	182,939
4.88%, 06/01/2028(b)	203,000	162,626
6.25%, 02/15/2029(b)	144,000	89,460
5.25%, 01/30/2030(b)	284,000	155,034
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	50,000	53,039
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 12.25%, 04/15/2029(b)	77,000	80,536
Par Pharmaceutical, Inc., 0.00%, 04/01/2027(f)(g)	329,000	0
		1,312,688
Principal Amount		Value
Real Estate Development–0.18%
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	$255,000	$269,652
Real Estate Services–0.05%
Anywhere Real Estate Group LLC/ Anywhere Co-Issuer Corp., 7.00%, 04/15/2030(b)	89,000	79,052
Reinsurance–0.52%
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(b)(d)	812,000	784,757
Research & Consulting Services–0.86%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	1,377,000	1,312,665
Security & Alarm Services–0.21%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	355,000	323,842
Single-Family Residential REITs–0.43%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	653,000	657,258
Specialized Consumer Services–1.51%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	2,522,000	2,299,270
Specialized Finance–0.79%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	394,000	387,760
Jefferson Capital Holdings LLC,
6.00%, 08/15/2026(b)	392,000	392,746
9.50%, 02/15/2029(b)	392,000	416,933
		1,197,439
Specialty Chemicals–0.56%
Celanese US Holdings LLC,
6.60%, 11/15/2028	336,000	344,338
6.95%, 11/15/2033	415,000	430,915
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	75,000	78,238
		853,491
Steel–0.50%
Cleveland-Cliffs, Inc.,
7.00%, 03/15/2032(b)	644,000	633,284
6.25%, 10/01/2040	144,000	125,246
		758,530
Systems Software–0.10%
McAfee Corp., 7.38%, 02/15/2030(b)	157,000	152,681
Technology Hardware, Storage & Peripherals–0.51%
Seagate HDD Cayman, 9.63%, 12/01/2032	614,000	692,779
Xerox Holdings Corp., 5.50%, 08/15/2028(b)	90,000	77,300
		770,079
Tires & Rubber–0.09%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	144,000	137,700
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. High Yield Fund

Principal Amount		Value
Trading Companies & Distributors–5.24%
Air Lease Corp.,
Series B, 4.65%(d)(e)	$1,165,000	$1,129,790
Series C, 4.13%(d)(e)	420,000	396,254
Series D, 6.00%(d)(e)	80,000	77,682
Aircastle Ltd., 5.25%(b)(d)(e)	2,042,000	2,007,829
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	802,000	784,047
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)	471,000	462,995
7.88%, 12/01/2030(b)	1,401,000	1,476,222
7.00%, 06/15/2032(b)	769,000	785,095
5.88%, 04/15/2033(b)	884,000	854,044
		7,973,958
Wireless Telecommunication Services–1.24%
VMED O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)	873,000	751,713
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(d)	1,286,000	1,139,875
		1,891,588
Total U.S. Dollar Denominated Bonds & Notes (Cost $134,389,779)		136,180,775
Variable Rate Senior Loan Interests–5.87%(h)(i)
Advertising–0.30%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.47% (1 mo. Term SOFR + 4.00%), 08/23/2028	461,188	464,838
Aerospace & Defense–0.26%
TransDigm, Inc., Term Loan L, 6.83% (3 mo. Term SOFR + 2.50%), 01/19/2032	389,025	390,291
Application Software–0.26%
Cloud Software Group, Inc., Term Loan, 7.83% (3 mo. Term SOFR + 3.50%), 03/29/2029	390,000	391,640
Cable & Satellite–0.24%
CSC Holdings LLC, Term Loan, 7.17% (6 mo. SOFR + 2.50%), 04/15/2027	397,911	368,068
Casinos & Gaming–0.52%
Scientific Games Holdings L.P., Term Loan B, 7.59% (3 mo. Term SOFR + 3.00%), 04/04/2029	792,360	795,232
Commodity Chemicals–0.13%
Mativ Holdings, Inc., Term Loan B, 8.22% (1 mo. Term SOFR + 3.86%), 04/20/2028	196,808	196,316
Communications Equipment–0.11%
CommScope, Inc., Term Loan, 0.00%, 12/17/2029	169,460	171,897
Diversified REITs–0.46%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.61% (1 mo. Term SOFR + 3.25%), 01/31/2030(g)	686,280	694,858
	Principal Amount		Value
Health Care Services–0.15%
Concentra Health Services, Inc., Term Loan B, 6.61% (1 mo. Term SOFR + 2.25%), 07/26/2031(g)		$224,438	$226,401
Health Care Supplies–0.40%
Medline Borrower L.P., Incremental Term Loan B, 6.61% (1 mo. Term SOFR + 2.25%), 10/23/2028		602,017	604,823
Hotels, Resorts & Cruise Lines–0.36%
Carnival Corp., Term Loan B, 7.11% (1 mo. Term SOFR + 2.75%), 10/18/2028		539,659	544,214
Interactive Media & Services–0.43%
Camelot US Acquisition LLC, Term Loan, 7.11% (1 mo. Term SOFR + 2.75%), 01/31/2031		655,568	655,876
Life Sciences Tools & Services–0.44%
Syneos Health, Inc., Term Loan, 8.33% (3 mo. SOFR + 3.75%), 09/27/2030		683,832	669,216
Oil & Gas Exploration & Production–0.49%
Prairie ECI Acquiror L.P., Term Loan B-2, 8.61% (1 mo. Term SOFR + 4.75%), 08/01/2029		740,106	746,582
Other Specialty Retail–0.26%
Petco Animal Supplies, Inc., First Lien Term loan, 0.00%, 03/06/2028		400,000	389,416
Packaged Foods & Meats–0.25%
PetSmart, Inc., Term Loan, 0.00% (1 mo. Term SOFR + 3.75%), 02/11/2028		390,000	389,187
Pharmaceuticals–0.50%
Endo Finance Holdings, Inc., Term Loan B, 8.34% (3 mo. Term SOFR + 4.50%), 04/23/2031		748,125	754,484
Real Estate Development–0.31%
Greystar Real Estate Partners LLC, Term Loan B, 7.09% (1 mo. Term SOFR + 2.75%), 08/21/2030(g)		466,124	470,202
Total Variable Rate Senior Loan Interests (Cost $8,840,122)			8,923,541
Non-U.S. Dollar Denominated Bonds & Notes–0.93%(j)
Broadline Retail–0.00%
Americanas S.A. (Brazil), 8.35%, 07/26/2029(g)	BRL	1,556	0
Diversified Financial Services–0.07%
Codere New Topco S.A. (Spain),
0.00%(g)		4,068	96,918
0.00%(g)		3	0
			96,918
Health Care REITs–0.86%
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	1,311,000	1,313,143
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,585,184)			1,410,061
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. High Yield Fund

Shares		Value
Common Stocks & Other Equity Interests–0.19%
Broadline Retail–0.01%
Americanas S.A. (Brazil)(k)	7,832	$7,869
Americanas S.A., Wts., expiring 03/19/2027 (Brazil)(k)	2,611	1,733
		9,602
Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France)(k)(l)	3,370	3,821
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(k)	184,690	96
		3,917
Pharmaceuticals–0.18%
Endo, Inc.(k)	11,213	273,788
Total Common Stocks & Other Equity Interests (Cost $274,496)		287,307
Money Market Funds–2.32%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(m)(n)	1,236,437	1,236,437
Invesco Treasury Portfolio, Institutional Class, 4.38%(m)(n)	2,300,069	2,300,069
Total Money Market Funds (Cost $3,536,506)		3,536,506
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.81% (Cost $148,626,087)		150,338,190
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.50%(m)(n)(o)	1,290	$1,290
Invesco Private Prime Fund, 4.53%(m)(n)(o)	2,507	2,507
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,797)		3,797
TOTAL INVESTMENTS IN SECURITIES–98.81% (Cost $148,629,884)		150,341,987
OTHER ASSETS LESS LIABILITIES—1.19%		1,808,259
NET ASSETS–100.00%		$152,150,246
Investment Abbreviations:
BRL	– Brazilian Real
EUR	– Euro
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. High Yield Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
December 31, 2024 was $110,486,183, which represented 72.62% of the Fund’s Net Assets.

(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(i)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Non-income producing security.
(l)	All or a portion of this security was out on loan at December 31, 2024.
(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Invesco AT1 Capital Bond UCITS ETF	$704,529	$1,688,473	$(2,396,296)	$(60,005)	$63,299	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	112,903	31,231,495	(30,107,961)	-	-	1,236,437	67,302
Invesco Liquid Assets Portfolio, Institutional Class	100,530	13,276,523	(13,376,721)	(24)	(308)	-	26,798
Invesco Treasury Portfolio, Institutional Class	129,032	45,718,016	(43,546,979)	-	-	2,300,069	98,710
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	18,839,921	(18,838,631)	-	-	1,290	31,456*
Invesco Private Prime Fund	-	37,168,775	(37,165,808)	-	(460)	2,507	87,410*
Total	$1,046,994	$147,923,203	$(145,432,396)	$(60,029)	$62,531	$3,540,303	$311,676

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1L.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
01/27/2025	State Street Bank & Trust Co.	EUR	3,025,000	USD	3,212,784	$76,354
Currency Risk
01/27/2025	Canadian Imperial Bank of Commerce	USD	1,051,976	EUR	1,000,000	(15,139)
01/27/2025	State Street Bank & Trust Co.	USD	786,712	EUR	755,000	(3,901)
Subtotal—Depreciation						(19,040)
Total Forward Foreign Currency Contracts						$57,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. High Yield Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 43, Version 1	Sell	5.00%	Quarterly	12/20/2029	3.117%	USD	3,000,000	$244,422	$231,519	$(12,903)

(a)	Centrally cleared swap agreements collateralized by $237,106 cash held with Bank of America.
(b)
Implied credit spreads represent the current level, as of December 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	Markit iBoxx USD Liquid Leveraged Loans	SOFR + 0.000%	Quaterly	6,854	June—2025	USD	1,500,000	$—	$(2,603)	$(2,603)

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
EUR	—Euro
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco V.I. High Yield Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $145,089,581)*	$146,801,684
Investments in affiliated money market funds, at value (Cost $3,540,303)	3,540,303
Other investments:
Variation margin receivable—centrally cleared swap agreements	479,224
Unrealized appreciation on forward foreign currency contracts outstanding	76,354
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	237,106
Cash	9,055
Foreign currencies, at value (Cost $3,844)	3,731
Receivable for:
Investments sold	707,188
Fund shares sold	49,839
Dividends	18,356
Interest	2,530,394
Investment for trustee deferred compensation and retirement plans	42,155
Other assets	396
Total assets	154,495,785
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	19,040
Swaps payable — OTC	2,191
Unrealized depreciation on swap agreements—OTC	2,603
Payable for:
Investments purchased	2,086,261
Fund shares reacquired	25,872
Due to broker	3,563
Collateral upon return of securities loaned	3,797
Accrued fees to affiliates	97,928
Accrued other operating expenses	57,622
Trustee deferred compensation and retirement plans	46,662
Total liabilities	2,345,539
Net assets applicable to shares outstanding	$152,150,246
Net assets consist of:
Shares of beneficial interest	$180,256,779
Distributable earnings (loss)	(28,106,533)
$152,150,246
Net Assets:
Series I	$33,329,321
Series II	$118,820,925
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,987,047
Series II	25,257,644
Series I:
Net asset value per share	$4.77
Series II:
Net asset value per share	$4.70

*	At December 31, 2024, security with a value of $3,781 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco V.I. High Yield Fund

Statement of Operations
For the year ended December 31, 2024
Investment income:
Interest (net of foreign withholding taxes of $2)	$10,893,535
Dividends	160,943
Dividends from affiliated money market funds (includes net securities lending income of $14,969)	207,779
Total investment income	11,262,257
Expenses:
Advisory fees	941,741
Administrative services fees	247,568
Custodian fees	16,871
Distribution fees - Series II	281,839
Transfer agent fees	7,419
Trustees’ and officers’ fees and benefits	23,537
Reports to shareholders	61,940
Professional services fees	72,225
Other	636
Total expenses	1,653,776
Less: Fees waived	(3,857)
Net expenses	1,649,919
Net investment income	9,612,338
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	563,679
Affiliated investment securities	62,531
Foreign currencies	(118,480)
Forward foreign currency contracts	103,535
Futures contracts	(34,119)
Swap agreements	582,503
1,159,649
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	211,253
Affiliated investment securities	(60,029)
Foreign currencies	(37,098)
Forward foreign currency contracts	311,129
Swap agreements	(171,163)
254,092
Net realized and unrealized gain	1,413,741
Net increase in net assets resulting from operations	$11,026,079
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco V.I. High Yield Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$9,612,338	$8,652,848
Net realized gain (loss)	1,159,649	(10,667,024)
Change in net unrealized appreciation	254,092	14,699,462
Net increase in net assets resulting from operations	11,026,079	12,685,286
Distributions to shareholders from distributable earnings:
Series I	(2,248,956)	(1,376,801)
Series II	(6,372,860)	(5,260,625)
Total distributions from distributable earnings	(8,621,816)	(6,637,426)
Share transactions–net:
Series I	(1,399,567)	(14,058,055)
Series II	9,013,164	4,040,548
Net increase (decrease) in net assets resulting from share transactions	7,613,597	(10,017,507)
Net increase (decrease) in net assets	10,017,860	(3,969,647)
Net assets:
Beginning of year	142,132,386	146,102,033
End of year	$152,150,246	$142,132,386
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco V.I. High Yield Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$4.69	$0.32	$0.04	$0.36	$(0.28)	$4.77	7.73%	$33,329	0.91%	0.91%	6.56%	134%
Year ended 12/31/23	4.50	0.31	0.13	0.44	(0.25)	4.69	10.18	34,106	0.88	0.88	6.58	151
Year ended 12/31/22	5.23	0.23	(0.73)	(0.50)	(0.23)	4.50	(9.55)	46,466	0.86	0.86	4.92	89
Year ended 12/31/21	5.26	0.20	0.03	0.23	(0.26)	5.23	4.38	40,989	0.94	0.94	3.83	103
Year ended 12/31/20	5.41	0.28	(0.12)	0.16	(0.31)	5.26	3.32	44,543	0.93	0.94	5.39	89
Series II
Year ended 12/31/24	4.63	0.30	0.04	0.34	(0.27)	4.70	7.37	118,821	1.16	1.16	6.31	134
Year ended 12/31/23	4.45	0.29	0.13	0.42	(0.24)	4.63	9.77	108,026	1.13	1.13	6.33	151
Year ended 12/31/22	5.16	0.22	(0.72)	(0.50)	(0.21)	4.45	(9.55)	99,637	1.11	1.11	4.67	89
Year ended 12/31/21	5.20	0.19	0.02	0.21	(0.25)	5.16	4.00	113,869	1.19	1.19	3.58	103
Year ended 12/31/20	5.36	0.26	(0.12)	0.14	(0.30)	5.20	2.90	103,568	1.18	1.19	5.14	89

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco V.I. High Yield Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. High Yield Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or
15
Invesco V.I. High Yield Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in
16
Invesco V.I. High Yield Fund

lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
L.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
M.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
N.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
O.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties
17
Invesco V.I. High Yield Fund

are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of December 31, 2024, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
P.
Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of
18
Invesco V.I. High Yield Fund

payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.550%
Next $500 million	0.500%
Over $1 billion	0.450%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.63%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $3,857.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $21,550 for accounting and fund administrative services and was reimbursed $226,018 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
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Invesco V.I. High Yield Fund

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$136,180,775	$0	$136,180,775
Variable Rate Senior Loan Interests	—	7,532,080	1,391,461	8,923,541
Non-U.S. Dollar Denominated Bonds & Notes	—	1,313,143	96,918	1,410,061
Common Stocks & Other Equity Interests	1,829	285,478	—	287,307
Money Market Funds	3,536,506	3,797	—	3,540,303
Total Investments in Securities	3,538,335	145,315,273	1,488,379	150,341,987
Other Investments - Assets*
Forward Foreign Currency Contracts	—	76,354	—	76,354
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(19,040)	—	(19,040)
Swap Agreements	—	(15,506)	—	(15,506)
	—	(34,546)	—	(34,546)
Total Other Investments	—	41,808	—	41,808
Total Investments	$3,538,335	$145,357,081	$1,488,379	$150,383,795

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$76,354
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$76,354

Value
Derivative Liabilities	Credit Risk	Currency Risk	Equity Risk	Total
Unrealized depreciation on swap agreements — Centrally Cleared(a)	$(12,903)	$—	$—	$(12,903)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(19,040)	—	(19,040)
Unrealized depreciation on swap agreements — OTC	—	—	(2,603)	(2,603)
Total Derivative Liabilities	(12,903)	(19,040)	(2,603)	(34,546)
Derivatives not subject to master netting agreements	12,903	—	—	12,903
Total Derivative Liabilities subject to master netting agreements	$—	$(19,040)	$(2,603)	$(21,643)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
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Invesco V.I. High Yield Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of December 31, 2024.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Canadian Imperial Bank of Commerce	$−	$(15,139)	$(15,139)	$—	$—	$(15,139)
State Street Bank & Trust Co.	76,354	(3,901)	72,453	—	—	72,453
Total	$76,354	$(19,040)	$57,314	$—	$—	$57,314
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$103,535	$-	$103,535
Futures contracts	-	-	(34,119)	(34,119)
Swap agreements	582,503	-	-	582,503
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	311,129	-	311,129
Swap agreements	(168,560)	-	(2,603)	(171,163)
Total	$413,943	$414,664	$(36,722)	$791,885
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$6,245,585	$2,743,794	$5,337,500

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made.  In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian.  To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$8,621,816	$6,637,426

*	Includes short-term capital gain distributions, if any.

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Invesco V.I. High Yield Fund

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$10,259,291
Net unrealized appreciation — investments	1,499,944
Net unrealized appreciation (depreciation) — foreign currencies	(4,775)
Temporary book/tax differences	(31,934)
Capital loss carryforward	(39,829,059)
Shares of beneficial interest	180,256,779
Total net assets	$152,150,246
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities and derivative instruments.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$8,301,363	$31,527,696	$39,829,059
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $201,496,537 and $193,486,225, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,740,283
Aggregate unrealized (depreciation) of investments	(1,240,339)
Net unrealized appreciation of investments	$1,499,944
Cost of investments for tax purposes is $148,883,851.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of passive foreign investment companies, foreign currency transactions, amortization and accretion on debt securities and derivative instruments, on December 31, 2024, undistributed net investment income was increased by $425,989, undistributed net realized gain (loss) was decreased by $425,992 and shares of beneficial interest was increased by $3. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	3,378,878	$16,141,544	5,318,573	$24,320,625
Series II	2,871,640	13,645,590	1,954,684	8,927,865
Issued as reinvestment of dividends:
Series I	474,463	2,248,956	315,058	1,376,801
Series II	1,361,722	6,372,860	1,217,737	5,260,625
22
Invesco V.I. High Yield Fund

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(4,141,510)	$(19,790,067)	(8,673,899)	$(39,755,481)
Series II	(2,315,854)	(11,005,286)	(2,228,220)	(10,147,942)
Net increase (decrease) in share activity	1,629,339	$7,613,597	(2,096,067)	$(10,017,507)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23
Invesco V.I. High Yield Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. High Yield Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, brokers, portfolio company investees and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
24
Invesco V.I. High Yield Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	1.24%
U.S. Treasury Obligations*	0.01%
Qualified Business Income*	0.00%
Business Interest Income*	91.45%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
25
Invesco V.I. High Yield Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
26
Invesco V.I. High Yield Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Main Street Fund®

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIMST-NCSR

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–99.06%
Aerospace & Defense–0.50%
General Electric Co.	23,709	$3,954,424
Application Software–2.78%
Salesforce, Inc.	41,892	14,005,752
Tyler Technologies, Inc.(b)	13,644	7,867,676
		21,873,428
Asset Management & Custody Banks–0.39%
Ares Management Corp., Class A	17,167	3,039,074
Automobile Manufacturers–0.83%
Tesla, Inc.(b)	16,202	6,543,016
Automotive Retail–0.59%
Valvoline, Inc.(b)	127,450	4,611,141
Biotechnology–0.56%
Gilead Sciences, Inc.	47,500	4,387,575
Broadline Retail–5.41%
Amazon.com, Inc.(b)	193,671	42,489,481
Cable & Satellite–0.87%
Comcast Corp., Class A	181,222	6,801,262
Construction Materials–1.21%
CRH PLC	102,367	9,470,995
Consumer Finance–2.74%
American Express Co.	50,465	14,977,507
Discover Financial Services	37,978	6,578,929
		21,556,436
Consumer Staples Merchandise Retail–2.04%
Walmart, Inc.	177,488	16,036,041
Distillers & Vintners–1.44%
Constellation Brands, Inc., Class A	51,170	11,308,570
Diversified Banks–3.79%
Citigroup, Inc.	115,556	8,133,987
JPMorgan Chase & Co.	90,294	21,644,375
		29,778,362
Diversified Financial Services–1.36%
Equitable Holdings, Inc.	225,979	10,659,429
Electric Utilities–0.77%
Constellation Energy Corp.	17,324	3,875,552
FirstEnergy Corp.	4,590	182,590
PPL Corp.	62,089	2,015,409
		6,073,551
Electrical Components & Equipment–3.27%
Emerson Electric Co.	79,843	9,894,943
Hubbell, Inc.	23,785	9,963,298
Rockwell Automation, Inc.	20,435	5,840,119
		25,698,360
Shares		Value
Gas Utilities–0.95%
Atmos Energy Corp.	53,411	$7,438,550
Health Care Equipment–3.98%
Becton, Dickinson and Co.	35,888	8,141,910
Boston Scientific Corp.(b)	103,096	9,208,535
Medtronic PLC	71,360	5,700,237
Zimmer Biomet Holdings, Inc.	78,116	8,251,393
		31,302,075
Health Care Facilities–1.15%
HCA Healthcare, Inc.	8,520	2,557,278
Tenet Healthcare Corp.(b)	51,516	6,502,865
		9,060,143
Health Care Supplies–0.84%
Cooper Cos., Inc. (The)(b)	71,619	6,583,935
Hotels, Resorts & Cruise Lines–1.04%
Royal Caribbean Cruises Ltd.	35,391	8,164,350
Household Products–0.51%
Procter & Gamble Co. (The)	23,862	4,000,464
Human Resource & Employment Services–0.62%
Paylocity Holding Corp.(b)	24,359	4,858,890
Industrial Machinery & Supplies & Components–0.93%
Otis Worldwide Corp.(c)	57,491	5,324,241
Parker-Hannifin Corp.	3,119	1,983,778
		7,308,019
Industrial REITs–1.39%
Prologis, Inc.	103,303	10,919,127
Insurance Brokers–0.72%
Arthur J. Gallagher & Co.	19,982	5,671,891
Integrated Oil & Gas–3.40%
Chevron Corp.	14,030	2,032,105
Exxon Mobil Corp.	152,732	16,429,381
Suncor Energy, Inc. (Canada)	232,014	8,278,260
		26,739,746
Integrated Telecommunication Services–1.04%
AT&T, Inc.	359,479	8,185,337
Interactive Media & Services–6.61%
Alphabet, Inc., Class A	140,461	26,589,267
Meta Platforms, Inc., Class A	43,355	25,384,786
		51,974,053
Internet Services & Infrastructure–1.02%
MongoDB, Inc.(b)	13,812	3,215,572
Snowflake, Inc., Class A(b)	31,067	4,797,055
		8,012,627
Investment Banking & Brokerage–1.72%
Charles Schwab Corp. (The)	182,156	13,481,365
IT Consulting & Other Services–0.09%
Amdocs Ltd.(c)	8,626	734,418
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Main Street Fund®

Shares		Value
Life Sciences Tools & Services–1.11%
Lonza Group AG (Switzerland)	14,733	$8,695,982
Managed Health Care–1.72%
UnitedHealth Group, Inc.	26,659	13,485,722
Multi-line Insurance–1.24%
American International Group, Inc.	134,190	9,769,032
Multi-Utilities–0.24%
Ameren Corp.	20,903	1,863,293
Oil & Gas Storage & Transportation–0.26%
Cheniere Energy, Inc.	9,631	2,069,413
Passenger Ground Transportation–1.27%
Uber Technologies, Inc.(b)	165,795	10,000,754
Personal Care Products–0.22%
Estee Lauder Cos., Inc. (The), Class A	23,504	1,762,330
Pharmaceuticals–2.56%
Eli Lilly and Co.	16,478	12,721,016
Merck & Co., Inc.	74,576	7,418,820
		20,139,836
Research & Consulting Services–0.27%
Equifax, Inc.	8,459	2,155,776
Restaurants–1.01%
McDonald’s Corp.	27,471	7,963,568
Semiconductor Materials & Equipment–0.72%
Applied Materials, Inc.	34,682	5,640,334
Semiconductors–10.91%
Broadcom, Inc.	82,302	19,080,896
NVIDIA Corp.	436,022	58,553,394
Texas Instruments, Inc.	43,143	8,089,744
		85,724,034
Specialty Chemicals–0.88%
DuPont de Nemours, Inc.	91,065	6,943,706
Systems Software–9.13%
Microsoft Corp.	135,247	57,006,611
ServiceNow, Inc.(b)	13,868	14,701,744
		71,708,355
Shares		Value
Technology Hardware, Storage & Peripherals–6.22%
Apple, Inc.	195,061	$48,847,176
Tobacco–2.17%
Philip Morris International, Inc.	141,385	17,015,685
Trading Companies & Distributors–0.50%
AerCap Holdings N.V. (Ireland)	41,454	3,967,148
Transaction & Payment Processing Services–3.36%
Fiserv, Inc.(b)	69,148	14,204,382
Mastercard, Inc., Class A	23,206	12,219,584
		26,423,966
Wireless Telecommunication Services–0.71%
T-Mobile US, Inc.	25,152	5,551,801
Total Common Stocks & Other Equity Interests (Cost $498,596,630)		778,444,046
Money Market Funds–0.59%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e)	1,612,411	1,612,411
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(e)	2,994,479	2,994,479
Total Money Market Funds (Cost $4,606,890)		4,606,890
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.65% (Cost $503,203,520)		783,050,936
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.44%
Invesco Private Government Fund, 4.50%(d)(e)(f)	939,636	939,637
Invesco Private Prime Fund, 4.53%(d)(e)(f)	2,490,829	2,491,576
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,431,213)		3,431,213
TOTAL INVESTMENTS IN SECURITIES–100.09% (Cost $506,634,733)		786,482,149
OTHER ASSETS LESS LIABILITIES—(0.09)%		(681,750)
NET ASSETS–100.00%		$785,800,399
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Main Street Fund®

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$53,592,526	$(51,980,115)	$-	$-	$1,612,411	$23,503
Invesco Liquid Assets Portfolio, Institutional Class	9,454,041	59,482,850	(68,934,524)	(344)	(2,023)	-	97,502
Invesco Treasury Portfolio, Institutional Class	-	102,761,488	(99,767,009)	-	-	2,994,479	46,477
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,022,501	157,964,960	(169,047,824)	-	-	939,637	275,136*
Invesco Private Prime Fund	30,915,002	344,733,361	(373,144,164)	(2,557)	(10,066)	2,491,576	737,226*
Total	$52,391,544	$718,535,185	$(762,873,636)	$(2,901)	$(12,089)	$8,038,103	$1,179,844

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Main Street Fund®

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $498,596,630)*	$778,444,046
Investments in affiliated money market funds, at value (Cost $8,038,103)	8,038,103
Cash	824,240
Foreign currencies, at value (Cost $419)	396
Receivable for:
Investments sold	3,228,309
Fund shares sold	42,492
Dividends	459,214
Investment for trustee deferred compensation and retirement plans	135,832
Other assets	1,770
Total assets	791,174,402
Liabilities:
Payable for:
Investments purchased	851,605
Fund shares reacquired	534,329
Collateral upon return of securities loaned	3,431,213
Accrued fees to affiliates	382,398
Accrued other operating expenses	38,626
Trustee deferred compensation and retirement plans	135,832
Total liabilities	5,374,003
Net assets applicable to shares outstanding	$785,800,399
Net assets consist of:
Shares of beneficial interest	$463,171,695
Distributable earnings	322,628,704
$785,800,399
Net Assets:
Series I	$379,899,770
Series II	$405,900,629
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	18,613,480
Series II	20,491,709
Series I:
Net asset value per share	$20.41
Series II:
Net asset value per share	$19.81

*	At December 31, 2024, securities with an aggregate value of $3,351,607 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $30,571)	$9,643,779
Dividends from affiliated money market funds (includes net securities lending income of $44,434)	211,916
Total investment income	9,855,695
Expenses:
Advisory fees	5,161,911
Administrative services fees	1,081,753
Custodian fees	8,564
Distribution fees - Series II	921,476
Transfer agent fees	33,005
Trustees’ and officers’ fees and benefits	28,351
Reports to shareholders	106,001
Professional services fees	53,569
Other	7,876
Total expenses	7,402,506
Less: Fees waived	(533,594)
Net expenses	6,868,912
Net investment income	2,986,783
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	47,624,486
Affiliated investment securities	(12,089)
Foreign currencies	(2,346)
47,610,051
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	102,660,385
Affiliated investment securities	(2,901)
Foreign currencies	(1,337)
102,656,147
Net realized and unrealized gain	150,266,198
Net increase in net assets resulting from operations	$153,252,981
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Main Street Fund®

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$2,986,783	$3,674,400
Net realized gain	47,610,051	86,767,121
Change in net unrealized appreciation	102,656,147	57,569,869
Net increase in net assets resulting from operations	153,252,981	148,011,390
Distributions to shareholders from distributable earnings:
Series I	(36,859,506)	(25,219,796)
Series II	(41,185,034)	(23,237,211)
Total distributions from distributable earnings	(78,044,540)	(48,457,007)
Share transactions–net:
Series I	(6,675,941)	(10,832,367)
Series II	49,608,254	(118,163,961)
Net increase (decrease) in net assets resulting from share transactions	42,932,313	(128,996,328)
Net increase (decrease) in net assets	118,140,754	(29,441,945)
Net assets:
Beginning of year	667,659,645	697,101,590
End of year	$785,800,399	$667,659,645
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Main Street Fund®

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$18.22	$0.11	$4.20	$4.31	$—	$(2.12)	$(2.12)	$20.41	23.65%	$379,900	0.80%	0.87%	0.53%	50%
Year ended 12/31/23	16.12	0.12	3.40	3.52	(0.16)	(1.26)	(1.42)	18.22	23.22	344,992	0.80	0.87	0.66	63
Year ended 12/31/22	35.83	0.20	(7.70)	(7.50)	(0.46)	(11.75)	(12.21)	16.12	(20.13)	312,361	0.80	0.86	0.74	58
Year ended 12/31/21	29.91	0.25	7.93	8.18	(0.25)	(2.01)	(2.26)	35.83	27.57	428,274	0.79	0.79	0.73	55
Year ended 12/31/20	29.44	0.22	3.63	3.85	(0.45)	(2.93)	(3.38)	29.91	13.94	505,877	0.80	0.84	0.78	46
Series II
Year ended 12/31/24	17.77	0.06	4.10	4.16	—	(2.12)	(2.12)	19.81	23.39	405,901	1.05	1.12	0.28	50
Year ended 12/31/23	15.74	0.07	3.31	3.38	(0.09)	(1.26)	(1.35)	17.77	22.83	322,668	1.05	1.12	0.41	63
Year ended 12/31/22	35.28	0.13	(7.58)	(7.45)	(0.34)	(11.75)	(12.09)	15.74	(20.31)	384,741	1.05	1.11	0.49	58
Year ended 12/31/21	29.49	0.16	7.82	7.98	(0.18)	(2.01)	(2.19)	35.28	27.28	592,530	1.04	1.04	0.48	55
Year ended 12/31/20	29.05	0.15	3.57	3.72	(0.35)	(2.93)	(3.28)	29.49	13.65	596,736	1.05	1.09	0.53	46

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Main Street Fund®

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Main Street Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
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Invesco V.I. Main Street Fund®

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund.
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Invesco V.I. Main Street Fund®

Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $3,197 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.580%
Over $5 billion	0.560%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.80% and
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Invesco V.I. Main Street Fund®

Series II shares to 1.05% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $533,594.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $106,793 for accounting and fund administrative services and was reimbursed $974,960 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $23,080 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$769,748,064	$8,695,982	$—	$778,444,046
Money Market Funds	4,606,890	3,431,213	—	8,038,103
Total Investments	$774,354,954	$12,127,195	$—	$786,482,149
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund
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Invesco V.I. Main Street Fund®

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$10,782,518	$4,282,879
Long-term capital gain	67,262,022	44,174,128
Total distributions	$78,044,540	$48,457,007

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$11,246,657
Undistributed long-term capital gain	37,369,928
Net unrealized appreciation — investments	274,140,546
Net unrealized appreciation (depreciation) — foreign currencies	(326)
Temporary book/tax differences	(128,101)
Shares of beneficial interest	463,171,695
Total net assets	$785,800,399
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $371,491,363 and $398,844,719, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$281,777,959
Aggregate unrealized (depreciation) of investments	(7,637,413)
Net unrealized appreciation of investments	$274,140,546
Cost of investments for tax purposes is $512,341,603.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of partnerships and net operating losses, on December 31, 2024, undistributed net investment income was increased by $233,603, undistributed net realized gain was decreased by $232,920 and shares of beneficial interest was decreased by $683. This reclassification had no effect on the net assets of the Fund.
NOTE 9—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	329,367	$6,827,535	435,877	$7,758,872
Series II	4,691,085	96,860,077	1,614,598	27,249,052
Issued as reinvestment of dividends:
Series I	1,802,421	36,859,506	1,602,274	25,219,796
Series II	2,073,768	41,185,032	1,511,855	23,237,211
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Invesco V.I. Main Street Fund®

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(2,453,913)	$(50,362,982)	(2,479,412)	$(43,811,035)
Series II	(4,426,174)	(88,436,855)	(9,423,897)	(168,650,224)
Net increase (decrease) in share activity	2,016,554	$42,932,313	(6,738,705)	$(128,996,328)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 73% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco V.I. Main Street Fund®

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Main Street Fund®
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Main Street Fund® (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco V.I. Main Street Fund®

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$67,262,022
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	71.67%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco V.I. Main Street Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco V.I. Main Street Fund®

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Main Street Mid Cap Fund®

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIMCCE-NCSR

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–99.30%
Advertising–1.84%
Trade Desk, Inc. (The), Class A(b)	33,359	$3,920,683
Aerospace & Defense–2.82%
Curtiss-Wright Corp.(c)	7,975	2,830,088
Howmet Aerospace, Inc.	29,194	3,192,948
		6,023,036
Apparel Retail–0.95%
Burlington Stores, Inc.(b)	7,086	2,019,935
Application Software–6.65%
HubSpot, Inc.(b)	3,935	2,741,790
Informatica, Inc., Class A(b)	86,259	2,236,696
Manhattan Associates, Inc.(b)(c)	11,487	3,104,247
ServiceTitan, Inc.(b)(c)	3,186	327,744
Tyler Technologies, Inc.(b)	5,390	3,108,089
Unity Software, Inc.(b)(c)	119,176	2,677,885
		14,196,451
Asset Management & Custody Banks–1.04%
Blue Owl Capital, Inc.	95,079	2,211,537
Automotive Parts & Equipment–0.64%
Visteon Corp.(b)(c)	15,456	1,371,256
Biotechnology–1.68%
Ascendis Pharma A/S, ADR (Denmark)(b)	12,134	1,670,488
Natera, Inc.(b)(c)	12,136	1,921,129
		3,591,617
Building Products–2.12%
A.O. Smith Corp.(c)	17,467	1,191,424
Fortune Brands Innovations, Inc.	20,559	1,404,796
Johnson Controls International PLC	24,362	1,922,893
		4,519,113
Cargo Ground Transportation–0.85%
J.B. Hunt Transport Services, Inc.	10,626	1,813,433
Communications Equipment–1.53%
Motorola Solutions, Inc.	7,061	3,263,806
Construction & Engineering–0.72%
WillScot Holdings Corp.(b)(c)	45,702	1,528,732
Construction Machinery & Heavy Transportation Equipment– 1.36%
Allison Transmission Holdings, Inc.(c)	26,942	2,911,352
Consumer Finance–0.88%
Discover Financial Services	10,892	1,886,821
Consumer Staples Merchandise Retail–1.28%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	30,512	2,726,247
Distillers & Vintners–0.74%
Constellation Brands, Inc., Class A	7,140	1,577,940
Diversified Financial Services–1.32%
Equitable Holdings, Inc.(c)	59,754	2,818,596
Shares		Value
Electric Utilities–1.39%
PPL Corp.	91,268	$2,962,559
Electrical Components & Equipment–4.17%
Hubbell, Inc.	6,714	2,812,428
Regal Rexnord Corp.(c)	11,516	1,786,477
Rockwell Automation, Inc.(c)	7,628	2,180,006
Vertiv Holdings Co., Class A	18,669	2,120,985
		8,899,896
Electronic Equipment & Instruments–0.97%
Keysight Technologies, Inc.(b)	12,836	2,061,847
Environmental & Facilities Services–0.71%
Casella Waste Systems, Inc., Class A(b)(c)	14,358	1,519,220
Fertilizers & Agricultural Chemicals–1.09%
Corteva, Inc.	40,934	2,331,601
Financial Exchanges & Data–0.90%
Cboe Global Markets, Inc.	9,790	1,912,966
Food Distributors–1.25%
Sysco Corp.	34,979	2,674,494
Footwear–1.18%
Deckers Outdoor Corp.(b)	12,384	2,515,067
Health Care Distributors–0.83%
Cencora, Inc.	7,895	1,773,849
Health Care Equipment–1.00%
Zimmer Biomet Holdings, Inc.	20,137	2,127,071
Health Care Facilities–2.14%
Encompass Health Corp.(c)	20,601	1,902,502
Tenet Healthcare Corp.(b)(c)	21,093	2,662,570
		4,565,072
Health Care Supplies–0.98%
Cooper Cos., Inc. (The)(b)	22,779	2,094,073
Homebuilding–2.41%
D.R. Horton, Inc.	20,531	2,870,644
TopBuild Corp.(b)(c)	7,288	2,269,046
		5,139,690
Hotels, Resorts & Cruise Lines–3.50%
Royal Caribbean Cruises Ltd.	17,235	3,975,942
Wyndham Hotels & Resorts, Inc.(c)	34,743	3,501,747
		7,477,689
Human Resource & Employment Services–2.29%
Korn Ferry(c)	37,026	2,497,404
Paylocity Holding Corp.(b)(c)	12,015	2,396,632
		4,894,036
Independent Power Producers & Energy Traders–0.99%
Vistra Corp.	15,354	2,116,856
Industrial Machinery & Supplies & Components–2.22%
Lincoln Electric Holdings, Inc.(c)	10,954	2,053,546
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Industrial Machinery & Supplies & Components–(continued)
Xylem, Inc.	23,140	$2,684,703
		4,738,249
Industrial REITs–1.36%
First Industrial Realty Trust, Inc.	58,049	2,909,996
Insurance Brokers–0.98%
Arthur J. Gallagher & Co.	7,381	2,095,097
Interactive Media & Services–0.84%
Pinterest, Inc., Class A(b)	61,773	1,791,417
Internet Services & Infrastructure–1.83%
MongoDB, Inc.(b)	10,094	2,349,984
Snowflake, Inc., Class A(b)	10,026	1,548,115
		3,898,099
Investment Banking & Brokerage–1.73%
Raymond James Financial, Inc.	23,793	3,695,767
Life Sciences Tools & Services–1.54%
Bio-Techne Corp.(c)	22,288	1,605,405
Lonza Group AG (Switzerland)	2,866	1,691,623
		3,297,028
Metal, Glass & Plastic Containers–0.85%
Silgan Holdings, Inc.(c)	34,717	1,807,020
Multi-Family Residential REITs–0.95%
Mid-America Apartment Communities, Inc.(c)	13,067	2,019,766
Multi-line Insurance–1.40%
American International Group, Inc.	41,189	2,998,559
Multi-Utilities–2.63%
Ameren Corp.(c)	29,625	2,640,772
CMS Energy Corp.	44,692	2,978,722
		5,619,494
Oil & Gas Exploration & Production–3.21%
ConocoPhillips	15,841	1,570,952
Expand Energy Corp.	31,097	3,095,706
Permian Resources Corp.(c)	151,352	2,176,442
		6,843,100
Oil & Gas Storage & Transportation–1.62%
Cheniere Energy, Inc.	16,071	3,453,176
Other Specialized REITs–1.20%
Lamar Advertising Co., Class A(c)	21,128	2,572,123
Paper & Plastic Packaging Products & Materials–1.03%
Smurfit WestRock PLC	40,711	2,192,694
Personal Care Products–1.78%
BellRing Brands, Inc.(b)	36,407	2,742,903
Estee Lauder Cos., Inc. (The), Class A(c)	14,191	1,064,041
		3,806,944
Pharmaceuticals–0.79%
Intra-Cellular Therapies, Inc.(b)(c)	20,282	1,693,953
Property & Casualty Insurance–1.32%
Hartford Financial Services Group, Inc. (The)	25,814	2,824,052
Shares		Value
Regional Banks–4.13%
Citizens Financial Group, Inc.	58,734	$2,570,200
M&T Bank Corp.	18,264	3,433,815
Wintrust Financial Corp.(c)	22,571	2,814,829
		8,818,844
Reinsurance–0.86%
Reinsurance Group of America, Inc.	8,560	1,828,673
Research & Consulting Services–2.00%
CACI International, Inc., Class A(b)(c)	4,712	1,903,931
TransUnion(c)	25,400	2,354,834
		4,258,765
Restaurants–2.00%
Dutch Bros, Inc., Class A(b)	41,252	2,160,780
Texas Roadhouse, Inc.(c)	11,713	2,113,376
		4,274,156
Retail REITs–1.34%
Kimco Realty Corp.(c)	122,032	2,859,210
Semiconductor Materials & Equipment–0.69%
MKS Instruments, Inc.(c)	14,094	1,471,273
Semiconductors–3.47%
Astera Labs, Inc.(b)	20,576	2,725,291
Marvell Technology, Inc.	29,766	3,287,655
Microchip Technology, Inc.	24,188	1,387,182
		7,400,128
Single-Family Residential REITs–1.12%
American Homes 4 Rent, Class A(c)	64,005	2,395,067
Specialty Chemicals–1.56%
DuPont de Nemours, Inc.	16,869	1,286,261
PPG Industries, Inc.(c)	17,108	2,043,551
		3,329,812
Steel–0.75%
ATI, Inc.(b)	28,945	1,593,133
Systems Software–0.78%
GitLab, Inc., Class A(b)(c)	29,636	1,669,989
Telecom Tower REITs–0.62%
SBA Communications Corp., Class A	6,502	1,325,108
Trading Companies & Distributors–0.48%
Air Lease Corp., Class A(c)	21,286	1,026,198
Total Common Stocks & Other Equity Interests (Cost $155,037,116)		211,953,431
Money Market Funds–0.84%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e)	631,958	631,958
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(e)	1,173,576	1,173,576
Total Money Market Funds (Cost $1,805,534)		1,805,534
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $156,842,650)		213,758,965
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–16.59%
Invesco Private Government Fund, 4.50%(d)(e)(f)	9,820,599	$9,820,599
Invesco Private Prime Fund, 4.53%(d)(e)(f)	25,585,572	25,593,248
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,413,847)		35,413,847
TOTAL INVESTMENTS IN SECURITIES–116.73% (Cost $192,256,497)		249,172,812
OTHER ASSETS LESS LIABILITIES—(16.73)%		(35,719,537)
NET ASSETS–100.00%		$213,453,275
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,180,666	$13,665,522	$(14,214,230)	$-	$-	$631,958	$36,927
Invesco Liquid Assets Portfolio, Institutional Class	843,458	5,885,598	(6,728,915)	(360)	219	-	15,659
Invesco Treasury Portfolio, Institutional Class	1,349,333	20,756,780	(20,932,537)	-	-	1,173,576	52,942
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,404,703	161,771,891	(159,355,995)	-	-	9,820,599	461,589*
Invesco Private Prime Fund	17,944,145	311,503,568	(303,845,317)	(3,187)	(5,961)	25,593,248	1,213,281*
Total	$28,722,305	$513,583,359	$(505,076,994)	$(3,547)	$(5,742)	$37,219,381	$1,780,398

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Main Street Mid Cap Fund®

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $155,037,116)*	$211,953,431
Investments in affiliated money market funds, at value (Cost $37,219,381)	37,219,381
Foreign currencies, at value and cost	149
Receivable for:
Fund shares sold	9,387
Dividends	135,852
Investment for trustee deferred compensation and retirement plans	95,587
Other assets	10,983
Total assets	249,424,770
Liabilities:
Payable for:
Fund shares reacquired	243,762
Amount due custodian	63,212
Collateral upon return of securities loaned	35,413,847
Accrued fees to affiliates	116,066
Accrued other operating expenses	34,005
Trustee deferred compensation and retirement plans	100,603
Total liabilities	35,971,495
Net assets applicable to shares outstanding	$213,453,275
Net assets consist of:
Shares of beneficial interest	$136,746,428
Distributable earnings	76,706,847
$213,453,275
Net Assets:
Series I	$119,876,975
Series II	$93,576,300
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	10,744,074
Series II	8,751,176
Series I:
Net asset value per share	$11.16
Series II:
Net asset value per share	$10.69

*	At December 31, 2024, securities with an aggregate value of $32,467,944 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $948)	$2,463,291
Dividends from affiliated money market funds (includes net securities lending income of $71,892)	177,420
Total investment income	2,640,711
Expenses:
Advisory fees	1,508,211
Administrative services fees	340,984
Custodian fees	4,727
Distribution fees - Series II	219,663
Transfer agent fees	9,992
Trustees’ and officers’ fees and benefits	24,124
Reports to shareholders	37,917
Professional services fees	50,842
Other	603
Total expenses	2,197,063
Less: Fees waived	(2,347)
Net expenses	2,194,716
Net investment income	445,995
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	20,017,371
Affiliated investment securities	(5,742)
Foreign currencies	649
20,012,278
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	12,058,121
Affiliated investment securities	(3,547)
Foreign currencies	21
12,054,595
Net realized and unrealized gain	32,066,873
Net increase in net assets resulting from operations	$32,512,868
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Main Street Mid Cap Fund®

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$445,995	$566,831
Net realized gain	20,012,278	8,539,526
Change in net unrealized appreciation	12,054,595	17,333,693
Net increase in net assets resulting from operations	32,512,868	26,440,050
Distributions to shareholders from distributable earnings:
Series I	(3,231,280)	(328,923)
Series II	(2,368,195)	(31,675)
Total distributions from distributable earnings	(5,599,475)	(360,598)
Share transactions–net:
Series I	(13,836,037)	(13,501,855)
Series II	(2,589,662)	(3,745,908)
Net increase (decrease) in net assets resulting from share transactions	(16,425,699)	(17,247,763)
Net increase in net assets	10,487,694	8,831,689
Net assets:
Beginning of year	202,965,581	194,133,892
End of year	$213,453,275	$202,965,581
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Main Street Mid Cap Fund®

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$9.79	$0.03	$1.64	$1.67	$(0.04)	$(0.26)	$(0.30)	$11.16	17.07%	$119,877	0.95%	0.95%	0.32%	41%
Year ended 12/31/23	8.58	0.04	1.20	1.24	(0.03)	—	(0.03)	9.79	14.47	117,983	0.94	0.94	0.39	34
Year ended 12/31/22	12.97	0.06	(1.97)	(1.91)	(0.04)	(2.44)	(2.48)	8.58	(14.26)	116,146	0.93	0.93	0.51	60
Year ended 12/31/21	10.57	0.00	2.46	2.46	(0.06)	—	(0.06)	12.97	23.24	155,200	0.93	0.93	0.01	58
Year ended 12/31/20	12.18	0.05	0.80	0.85	(0.08)	(2.38)	(2.46)	10.57	9.25	150,990	0.94	0.94	0.49	75
Series II
Year ended 12/31/24	9.39	0.01	1.56	1.57	(0.01)	(0.26)	(0.27)	10.69	16.79	93,576	1.20	1.20	0.07	41
Year ended 12/31/23	8.23	0.01	1.15	1.16	(0.00)	—	—	9.39	14.14	84,983	1.19	1.19	0.14	34
Year ended 12/31/22	12.55	0.03	(1.90)	(1.87)	(0.01)	(2.44)	(2.45)	8.23	(14.45)	77,988	1.18	1.18	0.26	60
Year ended 12/31/21	10.24	(0.03)	2.37	2.34	(0.03)	—	(0.03)	12.55	22.86	99,770	1.18	1.18	(0.24)	58
Year ended 12/31/20	11.88	0.02	0.78	0.80	(0.06)	(2.38)	(2.44)	10.24	8.94	90,788	1.19	1.19	0.24	75

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Main Street Mid Cap Fund®

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Main Street Mid Cap Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
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Invesco V.I. Main Street Mid Cap Fund®

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
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Invesco V.I. Main Street Mid Cap Fund®

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $7,558 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.700%
Next $500 million	0.675%
Over $1.5 billion	0.650%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.73%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to
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Invesco V.I. Main Street Mid Cap Fund®

2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $2,347.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $29,073 for accounting and fund administrative services and was reimbursed $311,911 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $4,705 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$210,261,808	$1,691,623	$—	$211,953,431
Money Market Funds	1,805,534	35,413,847	—	37,219,381
Total Investments	$212,067,342	$37,105,470	$—	$249,172,812
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund
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Invesco V.I. Main Street Mid Cap Fund®

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$506,417	$360,598
Long-term capital gain	5,093,058	—
Total distributions	$5,599,475	$360,598

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$1,752,948
Undistributed long-term capital gain	18,438,432
Net unrealized appreciation — investments	56,575,706
Net unrealized appreciation (depreciation) — foreign currencies	(8)
Temporary book/tax differences	(60,231)
Shares of beneficial interest	136,746,428
Total net assets	$213,453,275
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $83,995,805 and $101,961,952, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$60,304,924
Aggregate unrealized (depreciation) of investments	(3,729,218)
Net unrealized appreciation of investments	$56,575,706
Cost of investments for tax purposes is $192,597,106.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of federal taxes and REITs, on December 31, 2024, undistributed net investment income was increased by $649, undistributed net realized gain was increased by $3,290 and shares of beneficial interest was decreased by $3,939. This reclassification had no effect on the net assets of the Fund.
NOTE 9—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	275,949	$2,933,343	204,326	$1,835,098
Series II	1,087,158	11,189,873	949,188	8,245,524
Issued as reinvestment of dividends:
Series I	291,632	3,231,280	39,251	328,923
Series II	222,784	2,368,195	3,935	31,675
12
Invesco V.I. Main Street Mid Cap Fund®

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(1,877,177)	$(20,000,660)	(1,726,582)	$(15,665,876)
Series II	(1,604,766)	(16,147,730)	(1,379,647)	(12,023,107)
Net increase (decrease) in share activity	(1,604,420)	$(16,425,699)	(1,909,529)	$(17,247,763)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco V.I. Main Street Mid Cap Fund®

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Main Street Mid Cap Fund®
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Main Street Mid Cap Fund® (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco V.I. Main Street Mid Cap Fund®

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$5,093,058
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	99.96%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco V.I. Main Street Mid Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco V.I. Main Street Mid Cap Fund®

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Main Street Small Cap Fund®

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIMSS-NCSR

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–98.13%
Aerospace & Defense–0.92%
AAR Corp.(b)(c)	145,657	$8,925,861
Air Freight & Logistics–1.42%
Hub Group, Inc., Class A(c)	308,815	13,760,796
Aluminum–0.81%
Century Aluminum Co.(b)(c)	192,503	3,507,405
Kaiser Aluminum Corp.	62,054	4,360,534
		7,867,939
Application Software–2.67%
Informatica, Inc., Class A(b)	301,879	7,827,722
MARA Holdings, Inc.(b)(c)	406,660	6,819,688
ServiceTitan, Inc.(b)(c)	14,549	1,496,656
Unity Software, Inc.(b)(c)	433,425	9,739,060
		25,883,126
Asset Management & Custody Banks–1.88%
DigitalBridge Group, Inc.(c)	658,722	7,430,384
Federated Hermes, Inc., Class B	261,810	10,763,009
		18,193,393
Automotive Parts & Equipment–2.48%
Dorman Products, Inc.(b)	106,786	13,834,126
Visteon Corp.(b)	114,852	10,189,670
		24,023,796
Automotive Retail–1.75%
AutoNation, Inc.(b)(c)	99,669	16,927,783
Biotechnology–5.35%
ADMA Biologics, Inc.(b)	912,271	15,645,448
Ascendis Pharma A/S, ADR (Denmark)(b)	72,276	9,950,237
BridgeBio Pharma, Inc.(b)(c)	175,246	4,808,750
Immunovant, Inc.(b)(c)	100,115	2,479,849
Merus N.V. (Netherlands)(b)	57,610	2,422,500
Twist Bioscience Corp.(b)(c)	255,459	11,871,180
Ultragenyx Pharmaceutical, Inc.(b)	111,130	4,675,239
		51,853,203
Building Products–2.53%
Hayward Holdings, Inc.(b)	473,058	7,233,057
Zurn Elkay Water Solutions Corp.(c)	463,216	17,277,957
		24,511,014
Commercial & Residential Mortgage Finance–1.57%
PennyMac Financial Services, Inc.(c)	149,108	15,229,891
Construction & Engineering–0.75%
WillScot Holdings Corp.(b)(c)	217,727	7,282,968
Construction Machinery & Heavy Transportation Equipment– 3.25%
Allison Transmission Holdings, Inc.	140,743	15,208,689
Atmus Filtration Technologies, Inc.	227,143	8,899,463
Federal Signal Corp.(c)	80,257	7,414,944
		31,523,096
Shares		Value
Construction Materials–1.77%
Summit Materials, Inc., Class A(b)	338,785	$17,142,521
Diversified Banks–0.59%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	157,279	5,748,547
Diversified REITs–0.71%
Essential Properties Realty Trust, Inc.(c)	219,211	6,856,920
Education Services–1.11%
Stride, Inc.(b)(c)	103,568	10,763,822
Electric Utilities–1.00%
Portland General Electric Co.(c)	222,851	9,720,761
Electrical Components & Equipment–1.53%
Atkore, Inc.	105,157	8,775,352
Regal Rexnord Corp.(c)	38,933	6,039,676
		14,815,028
Electronic Components–2.01%
Belden, Inc.(c)	127,305	14,335,816
Vishay Intertechnology, Inc.(c)	302,913	5,131,346
		19,467,162
Electronic Equipment & Instruments–1.56%
Itron, Inc.(b)(c)	139,640	15,162,111
Environmental & Facilities Services–2.63%
ABM Industries, Inc.	213,843	10,944,485
Casella Waste Systems, Inc., Class A(b)(c)	138,000	14,601,780
		25,546,265
Footwear–1.07%
Steven Madden Ltd.(c)	244,213	10,383,937
Gas Utilities–1.03%
Chesapeake Utilities Corp.	82,024	9,953,612
Health Care Equipment–2.33%
Inspire Medical Systems, Inc.(b)(c)	47,803	8,861,720
Integer Holdings Corp.(b)(c)	78,847	10,448,805
TransMedics Group, Inc.(b)(c)	52,038	3,244,569
		22,555,094
Health Care Facilities–1.42%
Encompass Health Corp.	81,731	7,547,858
Surgery Partners, Inc.(b)(c)	291,929	6,180,137
		13,727,995
Health Care Services–2.12%
Addus HomeCare Corp.(b)(c)	53,465	6,701,838
BrightSpring Health Services, Inc.(b)(c)	321,304	5,471,807
Guardant Health, Inc.(b)(c)	272,955	8,338,775
		20,512,420
Homebuilding–1.50%
KB Home(c)	221,550	14,560,266
Hotel & Resort REITs–1.53%
DiamondRock Hospitality Co.	1,640,894	14,817,273
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Human Resource & Employment Services–3.20%
Korn Ferry	210,626	$14,206,724
Paycor HCM, Inc.(b)(c)	587,357	10,907,219
Upwork, Inc.(b)(c)	360,450	5,893,358
		31,007,301
Industrial Machinery & Supplies & Components–4.04%
Enpro, Inc.(c)	80,147	13,821,350
ESAB Corp.(c)	132,242	15,861,105
Gates Industrial Corp. PLC(b)	459,617	9,454,322
		39,136,777
Industrial REITs–1.26%
Terreno Realty Corp.(c)	207,424	12,267,055
Investment Banking & Brokerage–1.37%
BGC Group, Inc., Class A	476,968	4,321,330
Stifel Financial Corp.(c)	84,432	8,956,547
		13,277,877
IT Consulting & Other Services–1.03%
ASGN, Inc.(b)(c)	120,284	10,024,469
Life Sciences Tools & Services–1.61%
BioLife Solutions, Inc.(b)(c)	290,626	7,544,651
Repligen Corp.(b)(c)	55,760	8,026,094
		15,570,745
Metal, Glass & Plastic Containers–1.23%
Silgan Holdings, Inc.(c)	229,887	11,965,618
Oil & Gas Drilling–1.22%
Helmerich & Payne, Inc.	370,440	11,861,489
Oil & Gas Exploration & Production–3.59%
Civitas Resources, Inc.(c)	268,258	12,304,994
CNX Resources Corp.(b)(c)	257,258	9,433,651
Northern Oil and Gas, Inc.(c)	352,901	13,113,801
		34,852,446
Other Specialized REITs–2.79%
Four Corners Property Trust, Inc.(c)	537,948	14,599,908
Outfront Media, Inc.	704,134	12,491,337
		27,091,245
Personal Care Products–1.31%
BellRing Brands, Inc.(b)	168,900	12,724,926
Pharmaceuticals–2.14%
Collegium Pharmaceutical, Inc.(b)(c)	193,458	5,542,572
Intra-Cellular Therapies, Inc.(b)	155,609	12,996,464
Structure Therapeutics, Inc., ADR(b)(c)	80,512	2,183,485
		20,722,521
Property & Casualty Insurance–1.77%
Definity Financial Corp. (Canada)	287,160	11,676,581
Skyward Specialty Insurance Group, Inc.(b)(c)	109,598	5,539,083
		17,215,664
Regional Banks–9.14%
Berkshire Hills Bancorp, Inc.	206,866	5,881,200
Cathay General Bancorp	269,429	12,827,515
Columbia Banking System, Inc.(c)	417,554	11,278,134
Shares		Value
Regional Banks–(continued)
OceanFirst Financial Corp.	314,634	$5,694,875
Pacific Premier Bancorp, Inc.	400,620	9,983,450
United Community Banks, Inc.(c)	224,499	7,253,563
Webster Financial Corp.	194,252	10,726,595
Wintrust Financial Corp.	140,138	17,476,610
WSFS Financial Corp.(c)	141,081	7,495,634
		88,617,576
Research & Consulting Services–0.77%
CACI International, Inc., Class A(b)	18,460	7,458,948
Restaurants–1.48%
Dutch Bros, Inc., Class A(b)	132,851	6,958,736
Texas Roadhouse, Inc.	41,224	7,438,046
		14,396,782
Semiconductor Materials & Equipment–0.99%
MKS Instruments, Inc.	91,547	9,556,591
Semiconductors–4.37%
Allegro MicroSystems, Inc.(b)(c)	411,901	9,004,156
Lattice Semiconductor Corp.(b)(c)	147,493	8,355,478
MACOM Technology Solutions Holdings, Inc.(b)	117,890	15,315,090
Silicon Laboratories, Inc.(b)(c)	78,148	9,707,545
		42,382,269
Steel–2.30%
ATI, Inc.(b)	249,608	13,738,425
Commercial Metals Co.(c)	172,217	8,541,963
		22,280,388
Systems Software–1.89%
GitLab, Inc., Class A(b)(c)	174,785	9,849,135
Progress Software Corp.(c)	129,944	8,465,851
		18,314,986
Trading Companies & Distributors–0.93%
Air Lease Corp., Class A(c)	187,025	9,016,475
Transaction & Payment Processing Services–0.41%
Marqeta, Inc., Class A(b)	1,043,607	3,955,271
Total Common Stocks & Other Equity Interests (Cost $706,055,627)		951,414,019
Money Market Funds–1.71%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e)	5,818,076	5,818,076
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(e)	10,800,832	10,800,832
Total Money Market Funds (Cost $16,618,908)		16,618,908
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $722,674,535)		968,032,927
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–28.56%
Invesco Private Government Fund, 4.50%(d)(e)(f)	76,835,293	76,835,293
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.53%(d)(e)(f)	199,993,569	$200,053,567
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $276,888,860)		276,888,860
TOTAL INVESTMENTS IN SECURITIES–128.40% (Cost $999,563,395)		1,244,921,787
OTHER ASSETS LESS LIABILITIES—(28.40)%		(275,354,339)
NET ASSETS–100.00%		$969,567,448
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,294,388	$73,791,205	$(71,267,517)	$-	$-	$5,818,076	$284,107
Invesco Liquid Assets Portfolio, Institutional Class	2,350,526	26,772,693	(29,121,660)	(537)	(1,022)	-	103,941
Invesco Treasury Portfolio, Institutional Class	3,765,014	115,047,909	(108,012,091)	-	-	10,800,832	422,862
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,245,776	360,139,390	(322,549,873)	-	-	76,835,293	2,326,219*
Invesco Private Prime Fund	100,917,711	805,261,612	(706,093,505)	(39,833)	7,582	200,053,567	6,262,736*
Total	$149,573,415	$1,381,012,809	$(1,237,044,646)	$(40,370)	$6,560	$293,507,768	$9,399,865

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Main Street Small Cap Fund®

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $706,055,627)*	$951,414,019
Investments in affiliated money market funds, at value (Cost $293,507,768)	293,507,768
Cash	1,119,852
Foreign currencies, at value (Cost $27,242)	27,310
Receivable for:
Fund shares sold	435,459
Dividends	1,644,689
Investment for trustee deferred compensation and retirement plans	79,366
Other assets	2,233
Total assets	1,248,230,696
Liabilities:
Payable for:
Investments purchased	662,946
Fund shares reacquired	418,359
Collateral upon return of securities loaned	276,888,860
Accrued fees to affiliates	573,870
Accrued other operating expenses	39,847
Trustee deferred compensation and retirement plans	79,366
Total liabilities	278,663,248
Net assets applicable to shares outstanding	$969,567,448
Net assets consist of:
Shares of beneficial interest	$613,726,811
Distributable earnings	355,840,637
$969,567,448
Net Assets:
Series I	$213,153,854
Series II	$756,413,594
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	7,287,203
Series II	26,547,871
Series I:
Net asset value per share	$29.25
Series II:
Net asset value per share	$28.49

*	At December 31, 2024, securities with an aggregate value of $267,652,928 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $18,813)	$11,858,803
Dividends from affiliated money market funds (includes net securities lending income of $250,221)	1,061,131
Total investment income	12,919,934
Expenses:
Advisory fees	6,134,904
Administrative services fees	1,485,259
Custodian fees	8,373
Distribution fees - Series II	1,772,835
Transfer agent fees	43,623
Trustees’ and officers’ fees and benefits	29,853
Reports to shareholders	122,323
Professional services fees	52,021
Other	9,338
Total expenses	9,658,529
Less: Fees waived	(16,970)
Net expenses	9,641,559
Net investment income	3,278,375
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	112,180,971
Affiliated investment securities	6,560
Foreign currencies	84
112,187,615
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(10,372,004)
Affiliated investment securities	(40,370)
Foreign currencies	153
(10,412,221)
Net realized and unrealized gain	101,775,394
Net increase in net assets resulting from operations	$105,053,769
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Main Street Small Cap Fund®

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$3,278,375	$1,835,030
Net realized gain	112,187,615	62,032,381
Change in net unrealized appreciation (depreciation)	(10,412,221)	63,246,989
Net increase in net assets resulting from operations	105,053,769	127,114,400
Distributions to shareholders from distributable earnings:
Series I	(7,337,261)	(1,849,665)
Series II	(27,012,158)	(5,700,796)
Total distributions from distributable earnings	(34,349,419)	(7,550,461)
Share transactions–net:
Series I	23,344,941	6,807,397
Series II	35,263,594	8,425,063
Net increase in net assets resulting from share transactions	58,608,535	15,232,460
Net increase in net assets	129,312,885	134,796,399
Net assets:
Beginning of year	840,254,563	705,458,164
End of year	$969,567,448	$840,254,563
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Main Street Small Cap Fund®

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$26.91	$0.16	$3.24	$3.40	$—	$(1.06)	$(1.06)	$29.25	12.69%	$213,154	0.87%	0.87%	0.56%	42%
Year ended 12/31/23	23.08	0.11	4.01	4.12	(0.29)	—	(0.29)	26.91	18.13	174,202	0.88	0.88	0.44	42
Year ended 12/31/22	31.47	0.11	(5.12)	(5.01)	(0.15)	(3.23)	(3.38)	23.08	(15.83)	142,703	0.84	0.87	0.41	32
Year ended 12/31/21	27.42	0.01	6.19	6.20	(0.12)	(2.03)	(2.15)	31.47	22.55	158,060	0.80	0.84	0.03	32
Year ended 12/31/20	23.32	0.09	4.47	4.56	(0.14)	(0.32)	(0.46)	27.42	19.93	119,377	0.80	0.91	0.41	35
Series II
Year ended 12/31/24	26.30	0.09	3.16	3.25	—	(1.06)	(1.06)	28.49	12.41	756,414	1.12	1.12	0.31	42
Year ended 12/31/23	22.56	0.05	3.92	3.97	(0.23)	—	(0.23)	26.30	17.82	666,053	1.13	1.13	0.19	42
Year ended 12/31/22	30.83	0.04	(5.01)	(4.97)	(0.07)	(3.23)	(3.30)	22.56	(16.04)	562,756	1.09	1.12	0.16	32
Year ended 12/31/21	26.91	(0.07)	6.08	6.01	(0.06)	(2.03)	(2.09)	30.83	22.26	709,699	1.05	1.09	(0.22)	32
Year ended 12/31/20	22.89	0.03	4.39	4.42	(0.08)	(0.32)	(0.40)	26.91	19.63	650,386	1.05	1.16	0.16	35

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Main Street Small Cap Fund®

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Main Street Small Cap Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
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Invesco V.I. Main Street Small Cap Fund®

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
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Invesco V.I. Main Street Small Cap Fund®

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $21,158 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.580%
Over $5 billion	0.560%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.68%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate
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Invesco V.I. Main Street Small Cap Fund®

sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $16,970.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $129,837 for accounting and fund administrative services and was reimbursed $1,355,422 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $28,784 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$951,414,019	$—	$—	$951,414,019
Money Market Funds	16,618,908	276,888,860	—	293,507,768
Total Investments	$968,032,927	$276,888,860	$—	$1,244,921,787
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under
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Invesco V.I. Main Street Small Cap Fund®

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$—	$7,549,573
Long-term capital gain	34,349,419	888
Total distributions	$34,349,419	$7,550,461

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$11,763,172
Undistributed long-term capital gain	102,586,920
Net unrealized appreciation — investments	241,562,516
Net unrealized appreciation — foreign currencies	68
Temporary book/tax differences	(72,039)
Shares of beneficial interest	613,726,811
Total net assets	$969,567,448
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $397,991,479 and $377,967,557, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$269,502,094
Aggregate unrealized (depreciation) of investments	(27,939,578)
Net unrealized appreciation of investments	$241,562,516
Cost of investments for tax purposes is $1,003,359,271.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of ordinary income, partnerships and net operating losses, on December 31, 2024, undistributed net investment income was increased by $2,979, undistributed net realized gain was decreased by $817,187 and shares of beneficial interest was increased by $814,208. This reclassification had no effect on the net assets of the Fund.
NOTE 9—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	1,570,250	$45,007,834	1,153,496	$28,424,788
Series II	4,097,751	115,174,331	3,777,631	89,873,092
12
Invesco V.I. Main Street Small Cap Fund®

	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Series I	254,324	$7,337,261	84,344	$1,849,665
Series II	960,603	27,012,156	265,895	5,700,796
Reacquired:
Series I	(1,011,610)	(29,000,154)	(947,179)	(23,467,056)
Series II	(3,836,222)	(106,922,893)	(3,666,178)	(87,148,825)
Net increase in share activity	2,035,096	$58,608,535	668,009	$15,232,460

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco V.I. Main Street Small Cap Fund®

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Main Street Small Cap Fund®
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Main Street Small Cap Fund® (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco V.I. Main Street Small Cap Fund®

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$34,349,419
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco V.I. Main Street Small Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco V.I. Main Street Small Cap Fund®

Annual Financial Statements and Other Information
December 31, 2024
Invesco® V.I. Nasdaq 100 Buffer Fund - December

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VINDQD-NCSR

Schedule of Investments
December 31, 2024

Shares		Value
Money Market Funds–8.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(a)(b)	379,620	$379,620
Invesco Treasury Portfolio, Institutional Class, 4.38%(a)(b)	704,298	704,298
Total Money Market Funds (Cost $1,083,918)		1,083,918
Shares	Value

Options Purchased–104.58%
(Cost $14,004,853)(c)	$14,078,217
TOTAL INVESTMENTS IN SECURITIES–112.63% (Cost $15,088,771)	15,162,135
OTHER ASSETS LESS LIABILITIES—(12.63)%	(1,700,388)
NET ASSETS–100.00%	$13,461,747
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$108,518	$2,668,764	$(2,397,662)	$-	$-	$379,620	$7,818
Invesco Liquid Assets Portfolio, Institutional Class	76,931	1,390,345	(1,467,217)	(18)	(41)	-	3,070
Invesco Treasury Portfolio, Institutional Class	123,005	3,659,246	(3,077,953)	-	-	704,298	11,386
Total	$308,454	$7,718,355	$(6,942,832)	$(18)	$(41)	$1,083,918	$22,274

(b)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	12/31/2025	60	USD	15.34	USD	92,040	$2,982,721
Equity Risk
Invesco QQQ Trust, Series 1	Put	12/31/2025	60	USD	511.23	USD	3,067,380	197,400
Total Open Equity Options Purchased								$3,180,121

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	12/31/2025	5	USD	630.37	USD	315,185	$10,237,941
Equity Risk
NASDAQ 100 Index	Put	12/31/2025	5	USD	21,012.17	USD	10,506,085	660,155
Total Open Index Options Purchased								$10,898,096

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	12/31/2025	60	USD	593.79	USD	3,562,740	$ (96,552)
Equity Risk
Invesco QQQ Trust, Series 1	Put	12/31/2025	60	USD	460.11	USD	2,760,660	(112,317)
Total Open Equity Options Written								$(208,869)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco® V.I. Nasdaq 100 Buffer Fund - December

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	12/31/2025	5	USD	24,405.64	USD	12,202,820	$ (340,272)
Equity Risk
NASDAQ 100 Index	Put	12/31/2025	5	USD	18,910.95	USD	9,455,475	(376,845)
Total Open Index Options Written								$(717,117)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco® V.I. Nasdaq 100 Buffer Fund - December

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $14,004,853)	$14,078,217
Investments in affiliated money market funds, at value (Cost $1,083,918)	1,083,918
Receivable for:
Investments sold	14,082,688
Fund expenses absorbed	20,945
Dividends	2,082
Investment for trustee deferred compensation and retirement plans	11,354
Other assets	34
Total assets	29,279,238
Liabilities:
Other investments:
Options written, at value (premiums received $896,047)	925,986
Payable for:
Investments purchased	14,828,506
Fund shares reacquired	2,977
Accrued fees to affiliates	9,309
Accrued other operating expenses	39,359
Trustee deferred compensation and retirement plans	11,354
Total liabilities	15,817,491
Net assets applicable to shares outstanding	$13,461,747
Net assets consist of:
Shares of beneficial interest	$13,085,368
Distributable earnings	376,379
$13,461,747
Net Assets:
Series I	$576,532
Series II	$12,885,215
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	58,073
Series II	1,308,049
Series I:
Net asset value per share	$9.93
Series II:
Net asset value per share	$9.85
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends from affiliated money market funds	$22,274
Expenses:
Advisory fees	45,767
Administrative services fees	15,372
Custodian fees	3,095
Distribution fees - Series II	25,869
Transfer agent fees	535
Trustees’ and officers’ fees and benefits	22,204
Licensing fees	4,911
Reports to shareholders	10,382
Professional services fees	48,295
Other	948
Total expenses	177,378
Less: Fees waived and/or expenses reimbursed	(75,666)
Net expenses	101,712
Net investment income (loss)	(79,438)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,854,837
Affiliated investment securities	(41)
Option contracts written	(159,418)
1,695,378
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	73,154
Affiliated investment securities	(18)
Option contracts written	(32,696)
40,440
Net realized and unrealized gain	1,735,818
Net increase in net assets resulting from operations	$1,656,380
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco® V.I. Nasdaq 100 Buffer Fund - December

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income (loss)	$(79,438)	$(39,647)
Net realized gain	1,695,378	1,183,068
Change in net unrealized appreciation (depreciation)	40,440	(5,514)
Net increase in net assets resulting from operations	1,656,380	1,137,907
Distributions to shareholders from distributable earnings:
Series I	(55,526)	—
Series II	(1,104,701)	—
Total distributions from distributable earnings	(1,160,227)	—
Share transactions–net:
Series I	(317,574)	(196,738)
Series II	6,059,726	1,960,925
Net increase in net assets resulting from share transactions	5,742,152	1,764,187
Net increase in net assets	6,238,305	2,902,094
Net assets:
Beginning of year	7,223,442	4,321,348
End of year	$13,461,747	$7,223,442
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco® V.I. Nasdaq 100 Buffer Fund - December

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$9.35	$(0.05)	$1.61	$1.56	$(0.98)	$9.93	16.77%	$577	0.70%	1.39%	(0.50)%	0%
Year ended 12/31/23	7.57	(0.04)	1.82	1.78	—	9.35	23.51	861	0.70	1.48	(0.51)	0
Year ended 12/31/22	10.00	(0.05)	(2.38)	(2.43)	—	7.57	(24.30)	864	0.70	2.92	(0.64)	0
Period ended 12/31/21(d)	10.00	(0.00)	-	(0.00)	—	10.00	-	1,500	0.70 (e)	428.89 (e)	(0.70)(e)	0
Series II
Year ended 12/31/24	9.30	(0.07)	1.60	1.53	(0.98)	9.85	16.53	12,885	0.95	1.64	(0.75)	0
Year ended 12/31/23	7.56	(0.07)	1.81	1.74	—	9.30	23.02	6,362	0.95	1.73	(0.76)	0
Year ended 12/31/22	10.00	(0.07)	(2.37)	(2.44)	—	7.56	(24.40)	3,458	0.95	3.17	(0.89)	0
Period ended 12/31/21(d)	10.00	(0.00)	-	(0.00)	—	10.00	-	1,500	0.95 (e)	429.14 (e)	(0.95)(e)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of December 31, 2021.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco® V.I. Nasdaq 100 Buffer Fund - December

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco® V.I. Nasdaq 100 Buffer Fund - December (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ Trust, which is an affiliated exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
7
Invesco® V.I. Nasdaq 100 Buffer Fund - December

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial
8
Invesco® V.I. Nasdaq 100 Buffer Fund - December

statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment  product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
M.
Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
N.
Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
O.
Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.42%.
9
Invesco® V.I. Nasdaq 100 Buffer Fund - December

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $45,767 and reimbursed fund level expenses of $29,899.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $1,547 for accounting and fund administrative services and was reimbursed $13,825 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$1,083,918	$—	$—	$1,083,918
Options Purchased	—	14,078,217	—	14,078,217
Total Investments in Securities	1,083,918	14,078,217	—	15,162,135
Other Investments - Liabilities*
Options Written	—	(925,986)	—	(925,986)
Total Investments	$1,083,918	$13,152,231	$—	$14,236,149

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and
10
Invesco® V.I. Nasdaq 100 Buffer Fund - December

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$14,078,217
Derivatives not subject to master netting agreements	(14,078,217)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(925,986)
Derivatives not subject to master netting agreements	925,986
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$1,854,837
Options written	(159,418)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	73,154
Options written	(32,696)
Total	$1,735,877

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written
Average notional value	$4,998,483	$5,680,337	$10,589,841	$11,887,796
Average contracts	246	7	246	7

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
11
Invesco® V.I. Nasdaq 100 Buffer Fund - December

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$1,023,165	$—
Long-term capital gain	137,062	—
Total distributions	$1,160,227	$—

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$466,391
Net unrealized appreciation (depreciation) — investments	(1)
Temporary book/tax differences	(8,112)
Capital loss carryforward	(81,899)
Shares of beneficial interest	13,085,368
Total net assets	$13,461,747
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to straddles.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2024, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$81,899	$81,899
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the year ended December 31, 2024. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$54,052
Aggregate unrealized (depreciation) of investments	(54,053)
Net unrealized appreciation (depreciation) of investments	$(1)
Cost of investments for tax purposes is $14,236,150.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2024, undistributed net investment income (loss) was increased by $76,410 and undistributed net realized gain was decreased by $76,410. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	5,952	$64,272	6,097	$56,617
Series II	780,149	7,616,152	423,220	3,657,832
Issued as reinvestment of dividends:
Series I	1,314	12,993	-	-
Series II	108,105	1,062,435	-	-
12
Invesco® V.I. Nasdaq 100 Buffer Fund - December

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(41,298)	$(394,839)	(28,026)	$(253,355)
Series II	(263,960)	(2,618,861)	(196,660)	(1,696,907)
Net increase in share activity	590,262	$5,742,152	204,631	$1,764,187

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 6% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
NOTE 11—Subsequent Event
At a meeting held December 11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
13
Invesco® V.I. Nasdaq 100 Buffer Fund - December

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco® V.I. Nasdaq 100 Buffer Fund - December
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco® V.I. Nasdaq 100 Buffer Fund - December (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period December 31, 2021 (commencement date) through December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period December 31, 2021 (commencement date) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco® V.I. Nasdaq 100 Buffer Fund - December

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$137,062
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco® V.I. Nasdaq 100 Buffer Fund - December

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco® V.I. Nasdaq 100 Buffer Fund - December

Annual Financial Statements and Other Information
December 31, 2024
Invesco® V.I. Nasdaq 100 Buffer Fund - June

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VINDQJ-NCSR

Schedule of Investments
December 31, 2024

Shares		Value
Money Market Funds–4.56%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(a)(b)	223,389	$223,389
Invesco Treasury Portfolio, Institutional Class, 4.38%(a)(b)	414,864	414,864
Total Money Market Funds (Cost $638,253)		638,253
Shares	Value

Options Purchased–99.22%
(Cost $13,368,128)(c)	$13,899,079
TOTAL INVESTMENTS IN SECURITIES–103.78% (Cost $14,006,381)	14,537,332
OTHER ASSETS LESS LIABILITIES—(3.78)%	(529,470)
NET ASSETS–100.00%	$14,007,862
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$133,170	$2,388,302	$(2,298,083)	$-	$-	$223,389	$7,602
Invesco Liquid Assets Portfolio, Institutional Class	95,176	1,169,218	(1,264,370)	(8)	(16)	-	2,629
Invesco Treasury Portfolio, Institutional Class	152,194	3,436,428	(3,173,758)	-	-	414,864	11,465
Total	$380,540	$6,993,948	$(6,736,211)	$(8)	$(16)	$638,253	$21,696

(b)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	06/30/2025	107	USD	14.37	USD	153,759	$5,328,386
Equity Risk
Invesco QQQ Trust, Series 1	Put	06/30/2025	107	USD	479.11	USD	5,126,477	154,919
Total Open Equity Options Purchased								$5,483,305

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	06/30/2025	4	USD	590.49	USD	236,196	$8,181,656
Equity Risk
NASDAQ 100 Index	Put	06/30/2025	4	USD	19,682.87	USD	7,873,148	234,118
Total Open Index Options Purchased								$8,415,774

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	06/30/2025	107	USD	561.04	USD	6,003,128	$ (117,620)
Equity Risk
Invesco QQQ Trust, Series 1	Put	06/30/2025	107	USD	431.20	USD	4,613,840	(73,465)
Total Open Equity Options Written								$(191,085)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco® V.I. Nasdaq 100 Buffer Fund - June

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	06/30/2025	4	USD	23,048.64	USD	9,219,456	$ (181,506)
Equity Risk
NASDAQ 100 Index	Put	06/30/2025	4	USD	17,714.58	USD	7,085,832	(110,964)
Total Open Index Options Written								$(292,470)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco® V.I. Nasdaq 100 Buffer Fund - June

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $13,368,128)	$13,899,079
Investments in affiliated money market funds, at value (Cost $638,253)	638,253
Receivable for:
Fund expenses absorbed	19,143
Dividends	2,119
Investment for trustee deferred compensation and retirement plans	9,044
Other assets	31
Total assets	14,567,669
Liabilities:
Other investments:
Options written, at value (premiums received $776,167)	483,555
Payable for:
Fund shares reacquired	18,263
Accrued fees to affiliates	9,411
Accrued other operating expenses	39,534
Trustee deferred compensation and retirement plans	9,044
Total liabilities	559,807
Net assets applicable to shares outstanding	$14,007,862
Net assets consist of:
Shares of beneficial interest	$13,496,073
Distributable earnings	511,789
$14,007,862
Net Assets:
Series I	$1,649,650
Series II	$12,358,212
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	138,907
Series II	1,048,827
Series I:
Net asset value per share	$11.88
Series II:
Net asset value per share	$11.78
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends from affiliated money market funds	$21,696
Expenses:
Advisory fees	45,544
Administrative services fees	13,200
Custodian fees	2,766
Distribution fees - Series II	22,964
Transfer agent fees	528
Trustees’ and officers’ fees and benefits	22,200
Licensing fees	6,120
Reports to shareholders	9,252
Professional services fees	48,840
Other	708
Total expenses	172,122
Less: Fees waived and/or expenses reimbursed	(73,686)
Net expenses	98,436
Net investment income (loss)	(76,740)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,959,480
Affiliated investment securities	(16)
Option contracts written	(565,571)
1,393,893
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(27,823)
Affiliated investment securities	(8)
Option contracts written	154,056
126,225
Net realized and unrealized gain	1,520,118
Net increase in net assets resulting from operations	$1,443,378
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco® V.I. Nasdaq 100 Buffer Fund - June

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income (loss)	$(76,740)	$(50,116)
Net realized gain	1,393,893	1,316,267
Change in net unrealized appreciation	126,225	872,816
Net increase in net assets resulting from operations	1,443,378	2,138,967
Distributions to shareholders from distributable earnings:
Series I	(228,829)	(206,624)
Series II	(1,567,468)	(877,415)
Total distributions from distributable earnings	(1,796,297)	(1,084,039)
Share transactions–net:
Series I	62,076	(211,327)
Series II	5,388,586	2,079,347
Net increase in net assets resulting from share transactions	5,450,662	1,868,020
Net increase in net assets	5,097,743	2,922,948
Net assets:
Beginning of year	8,910,119	5,987,171
End of year	$14,007,862	$8,910,119
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco® V.I. Nasdaq 100 Buffer Fund - June

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$11.84	$(0.06)	$1.80	$1.74	$(1.70)	$11.88	14.82%	$1,650	0.70%	1.38%	(0.50)%	0%
Year ended 12/31/23	9.78	(0.06)	3.69	3.63	(1.57)	11.84	37.24	1,586	0.70	2.31	(0.50)	0
Period ended 12/31/22(d)	10.00	(0.03)	(0.19)	(0.22)	—	9.78	(2.20)	1,467	0.70 (e)	3.31 (e)	(0.60)(e)	0
Series II
Year ended 12/31/24	11.79	(0.09)	1.78	1.69	(1.70)	11.78	14.44	12,358	0.95	1.63	(0.75)	0
Year ended 12/31/23	9.77	(0.09)	3.68	3.59	(1.57)	11.79	36.87	7,324	0.95	2.56	(0.75)	0
Period ended 12/31/22(d)	10.00	(0.04)	(0.19)	(0.23)	—	9.77	(2.30)	4,520	0.95 (e)	3.56 (e)	(0.85)(e)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of June 30, 2022.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco® V.I. Nasdaq 100 Buffer Fund - June

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco® V.I. Nasdaq 100 Buffer Fund - June (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ Trust, which is an affiliated exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund.  Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
7
Invesco® V.I. Nasdaq 100 Buffer Fund - June

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial
8
Invesco® V.I. Nasdaq 100 Buffer Fund - June

statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment  product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
M.
Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
N.
Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
O.
Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.42%.
9
Invesco® V.I. Nasdaq 100 Buffer Fund - June

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $45,987 and reimbursed fund level expenses of $27,699.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $1,549 for accounting and fund administrative services and was reimbursed $11,651 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$638,253	$—	$—	$638,253
Options Purchased	—	13,899,079	—	13,899,079
Total Investments in Securities	638,253	13,899,079	—	14,537,332
Other Investments - Liabilities*
Options Written	—	(483,555)	—	(483,555)
Total Investments	$638,253	$13,415,524	$—	$14,053,777

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and
10
Invesco® V.I. Nasdaq 100 Buffer Fund - June

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$13,899,079
Derivatives not subject to master netting agreements	(13,899,079)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(483,555)
Derivatives not subject to master netting agreements	483,555
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$1,959,480
Options written	(565,571)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	(27,823)
Options written	154,056
Total	$1,520,142

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written
Average notional value	$3,281,763	$7,336,216	$6,597,937	$14,748,246
Average contracts	142	8	142	8

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
11
Invesco® V.I. Nasdaq 100 Buffer Fund - June

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$968,183	$681,033
Long-term capital gain	828,114	403,006
Total distributions	$1,796,297	$1,084,039

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$208,839
Undistributed long-term capital gain	309,412
Temporary book/tax differences	(6,462)
Shares of beneficial interest	13,496,073
Total net assets	$14,007,862
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to straddles.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the year ended December 31, 2024. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$392,982
Aggregate unrealized (depreciation) of investments	(392,982)
Net unrealized appreciation (depreciation) of investments	$—
Cost of investments for tax purposes is $14,053,777.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2024, undistributed net investment income (loss) was increased by $73,683 and undistributed net realized gain (loss) was decreased by $73,683. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	21,809	$280,844	19,101	$228,408
Series II	514,372	6,483,507	331,885	4,068,129
Issued as reinvestment of dividends:
Series I	6,192	75,577	2,535	29,808
Series II	126,165	1,529,155	59,829	700,599
12
Invesco® V.I. Nasdaq 100 Buffer Fund - June

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(23,043)	$(294,345)	(37,687)	$(469,543)
Series II	(212,806)	(2,624,076)	(233,331)	(2,689,381)
Net increase in share activity	432,689	$5,450,662	142,332	$1,868,020

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
NOTE 11—Subsequent Event
At a meeting held December 11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
13
Invesco® V.I. Nasdaq 100 Buffer Fund - June

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco® V.I. Nasdaq 100 Buffer Fund - June
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of  investments, of Invesco® V.I. Nasdaq 100 Buffer Fund - June (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period June 30, 2022 (commencement date) through December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period June 30, 2022 (commencement date) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco® V.I. Nasdaq 100 Buffer Fund - June

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$828,114
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco® V.I. Nasdaq 100 Buffer Fund - June

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco® V.I. Nasdaq 100 Buffer Fund - June

Annual Financial Statements and Other Information
December 31, 2024
Invesco® V.I. Nasdaq 100 Buffer Fund - March

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VINDQM-NCSR

Schedule of Investments
December 31, 2024

Shares		Value
Money Market Funds–2.51%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(a)(b)	101,558	$101,558
Invesco Treasury Portfolio, Institutional Class, 4.38%(a)(b)	198,478	198,478
Total Money Market Funds (Cost $300,036)		300,036
Shares	Value

Options Purchased–100.89%
(Cost $10,918,204)(c)	$12,074,736
TOTAL INVESTMENTS IN SECURITIES–103.40% (Cost $11,218,240)	12,374,772
OTHER ASSETS LESS LIABILITIES—(3.40)%	(406,815)
NET ASSETS–100.00%	$11,967,957
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$175,896	$2,146,078	$(2,220,416)	$-	$-	$101,558	$6,219
Invesco Liquid Assets Portfolio, Institutional Class	125,708	1,151,722	(1,277,398)	(21)	(11)	-	3,467
Invesco Treasury Portfolio, Institutional Class	201,024	2,962,234	(2,964,780)	-	-	198,478	9,197
Total	$502,628	$6,260,034	$(6,462,594)	$(21)	$(11)	$300,036	$18,883

(b)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	03/31/2025	76	USD	13.32	USD	101,232	$3,789,623
Equity Risk
Invesco QQQ Trust, Series 1	Put	03/31/2025	76	USD	444.01	USD	3,374,476	29,804
Total Open Equity Options Purchased								$3,819,427

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	03/31/2025	4	USD	547.64	USD	219,056	$8,191,038
Equity Risk
NASDAQ 100 Index	Put	03/31/2025	4	USD	18,254.69	USD	7,301,876	64,271
Total Open Index Options Purchased								$8,255,309

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	03/31/2025	76	USD	526.82	USD	4,003,832	$ (107,906)
Equity Risk
Invesco QQQ Trust, Series 1	Put	03/31/2025	76	USD	399.61	USD	3,037,036	(13,115)
Total Open Equity Options Written								$(121,021)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco® V.I. Nasdaq 100 Buffer Fund - March

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	03/31/2025	4	USD	21,659.19	USD	8,663,676	$ (229,726)
Equity Risk
NASDAQ 100 Index	Put	03/31/2025	4	USD	16,429.22	USD	6,571,688	(28,333)
Total Open Index Options Written								$(258,059)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco® V.I. Nasdaq 100 Buffer Fund - March

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $10,918,204)	$12,074,736
Investments in affiliated money market funds, at value (Cost $300,036)	300,036
Receivable for:
Fund expenses absorbed	18,232
Dividends	1,262
Investment for trustee deferred compensation and retirement plans	10,198
Other assets	30
Total assets	12,404,494
Liabilities:
Other investments:
Options written, at value (premiums received $636,510)	379,080
Payable for:
Fund shares reacquired	2,263
Accrued fees to affiliates	9,673
Accrued other operating expenses	35,323
Trustee deferred compensation and retirement plans	10,198
Total liabilities	436,537
Net assets applicable to shares outstanding	$11,967,957
Net assets consist of:
Shares of beneficial interest	$11,505,315
Distributable earnings	462,642
$11,967,957
Net Assets:
Series I	$972,436
Series II	$10,995,521
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	97,964
Series II	1,117,104
Series I:
Net asset value per share	$9.93
Series II:
Net asset value per share	$9.84
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends from affiliated money market funds	$18,883
Expenses:
Advisory fees	45,830
Administrative services fees	14,892
Custodian fees	3,140
Distribution fees - Series II	24,566
Transfer agent fees	532
Trustees’ and officers’ fees and benefits	22,198
Licensing fees	1,797
Reports to shareholders	10,722
Professional services fees	48,073
Total expenses	171,750
Less: Fees waived and/or expenses reimbursed	(71,179)
Net expenses	100,571
Net investment income (loss)	(81,688)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	2,733,418
Affiliated investment securities	(11)
Option contracts written	(996,242)
1,737,165
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(741,635)
Affiliated investment securities	(21)
Option contracts written	584,203
(157,453)
Net realized and unrealized gain	1,579,712
Net increase in net assets resulting from operations	$1,498,024
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco® V.I. Nasdaq 100 Buffer Fund - March

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income (loss)	$(81,688)	$(63,778)
Net realized gain	1,737,165	115,258
Change in net unrealized appreciation (depreciation)	(157,453)	2,199,987
Net increase in net assets resulting from operations	1,498,024	2,251,467
Distributions to shareholders from distributable earnings:
Series I	(153,669)	(123,822)
Series II	(1,600,595)	(916,335)
Total distributions from distributable earnings	(1,754,264)	(1,040,157)
Share transactions–net:
Series I	(200,515)	(368,224)
Series II	1,776,491	6,192,303
Net increase in net assets resulting from share transactions	1,575,976	5,824,079
Net increase in net assets	1,319,736	7,035,389
Net assets:
Beginning of year	10,648,221	3,612,832
End of year	$11,967,957	$10,648,221
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco® V.I. Nasdaq 100 Buffer Fund - March

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$10.08	$(0.06)	$1.52	$1.46	$(1.61)	$9.93	14.52%	$972	0.70%	1.35%	(0.53)%	0%
Year ended 12/31/23	8.17	(0.05)	3.03	2.98	(1.07)	10.08	36.49	1,175	0.70	1.18	(0.52)	0
Period ended 12/31/22(d)	10.00	(0.04)	(1.79)	(1.83)	—	8.17	(18.30)	1,239	0.70 (e)	4.32 (e)	(0.63)(e)	0
Series II
Year ended 12/31/24	10.03	(0.08)	1.50	1.42	(1.61)	9.84	14.19	10,996	0.95	1.60	(0.78)	0
Year ended 12/31/23	8.16	(0.08)	3.02	2.94	(1.07)	10.03	36.03	9,473	0.95	1.43	(0.77)	0
Period ended 12/31/22(d)	10.00	(0.06)	(1.78)	(1.84)	—	8.16	(18.40)	2,374	0.95 (e)	4.57 (e)	(0.88)(e)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of March 31, 2022.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco® V.I. Nasdaq 100 Buffer Fund - March

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco® V.I. Nasdaq 100 Buffer Fund - March (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ Trust, which is an affiliated exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund.  Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
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Invesco® V.I. Nasdaq 100 Buffer Fund - March

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial
8
Invesco® V.I. Nasdaq 100 Buffer Fund - March

statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment  product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
M.
Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
N.
Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
O.
Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.42%.
9
Invesco® V.I. Nasdaq 100 Buffer Fund - March

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $45,830 and reimbursed fund level expenses of $25,349.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $1,573 for accounting and fund administrative services and was reimbursed $13,319 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$300,036	$—	$—	$300,036
Options Purchased	—	12,074,736	—	12,074,736
Total Investments in Securities	300,036	12,074,736	—	12,374,772
Other Investments - Liabilities*
Options Written	—	(379,080)	—	(379,080)
Total Investments	$300,036	$11,695,656	$—	$11,995,692

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and
10
Invesco® V.I. Nasdaq 100 Buffer Fund - March

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$12,074,736
Derivatives not subject to master netting agreements	(12,074,736)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(379,080)
Derivatives not subject to master netting agreements	379,080
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$2,733,418
Options written	(996,242)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	(741,635)
Options written	584,203
Total	$1,579,744

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written
Average notional value	$2,958,617	$7,398,843	$5,994,420	$14,994,086
Average contracts	133	8	133	8

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
11
Invesco® V.I. Nasdaq 100 Buffer Fund - March

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$987,079	$760,081
Long-term capital gain	767,185	280,076
Total distributions	$1,754,264	$1,040,157

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$426,677
Undistributed long-term capital gain	43,250
Temporary book/tax differences	(7,285)
Shares of beneficial interest	11,505,315
Total net assets	$11,967,957
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to straddles.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the year ended December 31, 2024. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$541,153
Aggregate unrealized (depreciation) of investments	(541,153)
Net unrealized appreciation (depreciation) of investments	$—
Cost of investments for tax purposes is $11,995,692.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization,expired capital loss carryforwards and net operating losses, on December 31, 2024, undistributed net investment income (loss) was increased by $78,645, undistributed net realized gain (loss) was increased by $80,823 and shares of beneficial interest was decreased by $159,468. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	13,592	$136,470	2,220	$21,469
Series II	478,014	4,970,295	744,664	7,161,533
Issued as reinvestment of dividends:
Series I	894	9,165	394	3,953
Series II	153,847	1,564,468	79,726	796,467
12
Invesco® V.I. Nasdaq 100 Buffer Fund - March

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(33,121)	$(346,150)	(37,526)	$(393,646)
Series II	(459,111)	(4,758,272)	(171,006)	(1,765,697)
Net increase in share activity	154,115	$1,575,976	618,472	$5,824,079

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 91% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
NOTE 11—Subsequent Event
At a meeting held December 11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
13
Invesco® V.I. Nasdaq 100 Buffer Fund - March

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco® V.I. Nasdaq 100 Buffer Fund - March
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of  investments, of Invesco® V.I. Nasdaq 100 Buffer Fund - March (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period March 31, 2022 (commencement date) through December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period March 31, 2022 (commencement date) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco® V.I. Nasdaq 100 Buffer Fund - March

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$767,185
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco® V.I. Nasdaq 100 Buffer Fund - March

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco® V.I. Nasdaq 100 Buffer Fund - March

Annual Financial Statements and Other Information
December 31, 2024
Invesco® V.I. Nasdaq 100 Buffer Fund - September

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VINDQS-NCSR

Schedule of Investments
December 31, 2024

Shares		Value
Money Market Funds–3.62%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(a)(b)	199,604	$199,604
Invesco Treasury Portfolio, Institutional Class, 4.38%(a)(b)	370,529	370,529
Total Money Market Funds (Cost $570,133)		570,133
Shares	Value

Options Purchased–102.31%
(Cost $15,751,849)(c)	$16,130,679
TOTAL INVESTMENTS IN SECURITIES–105.93% (Cost $16,321,982)	16,700,812
OTHER ASSETS LESS LIABILITIES—(5.93)%	(934,825)
NET ASSETS–100.00%	$15,765,987
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$132,163	$2,195,489	$(2,128,048)	$-	$-	$199,604	$7,902
Invesco Liquid Assets Portfolio, Institutional Class	94,207	387,278	(481,450)	(15)	(20)	-	2,677
Invesco Treasury Portfolio, Institutional Class	150,679	3,811,425	(3,591,575)	-	-	370,529	11,952
Total	$377,049	$6,394,192	$(6,201,073)	$(15)	$(20)	$570,133	$22,531

(b)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	09/30/2025	146	USD	14.64	USD	213,744	$7,272,246
Equity Risk
Invesco QQQ Trust, Series 1	Put	09/30/2025	146	USD	488.07	USD	7,125,822	314,791
Total Open Equity Options Purchased								$7,587,037

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	09/30/2025	4	USD	601.82	USD	240,728	$8,190,933
Equity Risk
NASDAQ 100 Index	Put	09/30/2025	4	USD	20,060.69	USD	8,024,276	352,709
Total Open Index Options Purchased								$8,543,642

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	09/30/2025	146	USD	566.65	USD	8,273,090	$ (259,932)
Equity Risk
Invesco QQQ Trust, Series 1	Put	09/30/2025	146	USD	439.26	USD	6,413,196	(168,526)
Total Open Equity Options Written								$(428,458)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco® V.I. Nasdaq 100 Buffer Fund - September

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	09/30/2025	4	USD	23,290.46	USD	9,316,184	$ (299,450)
Equity Risk
NASDAQ 100 Index	Put	09/30/2025	4	USD	18,054.62	USD	7,221,848	(187,215)
Total Open Index Options Written								$(486,665)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco® V.I. Nasdaq 100 Buffer Fund - September

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $15,751,849)	$16,130,679
Investments in affiliated money market funds, at value (Cost $570,133)	570,133
Receivable for:
Fund expenses absorbed	23,070
Dividends	2,364
Investment for trustee deferred compensation and retirement plans	12,746
Other assets	28
Total assets	16,739,020
Liabilities:
Other investments:
Options written, at value (premiums received $1,040,726)	915,123
Payable for:
Fund shares reacquired	1,486
Accrued fees to affiliates	10,724
Accrued other operating expenses	32,954
Trustee deferred compensation and retirement plans	12,746
Total liabilities	973,033
Net assets applicable to shares outstanding	$15,765,987
Net assets consist of:
Shares of beneficial interest	$15,263,622
Distributable earnings	502,365
$15,765,987
Net Assets:
Series I	$1,692,820
Series II	$14,073,167
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	155,360
Series II	1,303,510
Series I:
Net asset value per share	$10.90
Series II:
Net asset value per share	$10.80
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends from affiliated money market funds	$22,531
Expenses:
Advisory fees	46,089
Administrative services fees	13,447
Custodian fees	2,722
Distribution fees - Series II	23,120
Transfer agent fees	525
Trustees’ and officers’ fees and benefits	22,198
Licensing fees	2,822
Reports to shareholders	9,432
Professional services fees	49,057
Total expenses	169,412
Less: Fees waived and/or expenses reimbursed	(69,924)
Net expenses	99,488
Net investment income (loss)	(76,957)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	2,576,571
Affiliated investment securities	(20)
Option contracts written	(970,552)
1,605,999
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(442,766)
Affiliated investment securities	(15)
Option contracts written	265,555
(177,226)
Net realized and unrealized gain	1,428,773
Net increase in net assets resulting from operations	$1,351,816
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco® V.I. Nasdaq 100 Buffer Fund - September

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income (loss)	$(76,957)	$(44,452)
Net realized gain	1,605,999	1,225,030
Change in net unrealized appreciation (depreciation)	(177,226)	629,117
Net increase in net assets resulting from operations	1,351,816	1,809,695
Distributions to shareholders from distributable earnings:
Series I	(197,793)	(70,967)
Series II	(1,370,509)	(301,082)
Total distributions from distributable earnings	(1,568,302)	(372,049)
Share transactions–net:
Series I	43,216	(71,869)
Series II	6,934,859	2,902,553
Net increase in net assets resulting from share transactions	6,978,075	2,830,684
Net increase in net assets	6,761,589	4,268,330
Net assets:
Beginning of year	9,004,398	4,736,068
End of year	$15,765,987	$9,004,398
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco® V.I. Nasdaq 100 Buffer Fund - September

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$10.77	$(0.06)	$1.48	$1.42	$(1.29)	$10.90	13.27%	$1,693	0.70%	1.33%	(0.49)%	0%
Year ended 12/31/23	8.37	(0.05)	2.92	2.87	(0.47)	10.77	34.30	1,632	0.70	1.24	(0.53)	0
Year ended 12/31/22	10.60	(0.06)	(2.17)	(2.23)	—	8.37	(21.04)	1,336	0.70	2.89	(0.64)	0
Period ended 12/31/21(d)	10.00	(0.02)	0.62	0.60	—	10.60	6.00	1,589	0.70 (e)	7.73 (e)	(0.70)(e)	0
Series II
Year ended 12/31/24	10.71	(0.08)	1.46	1.38	(1.29)	10.80	12.97	14,073	0.95	1.58	(0.74)	0
Year ended 12/31/23	8.35	(0.08)	2.91	2.83	(0.47)	10.71	33.90	7,372	0.95	1.49	(0.78)	0
Year ended 12/31/22	10.59	(0.08)	(2.16)	(2.24)	—	8.35	(21.15)	3,400	0.95	3.14	(0.89)	0
Period ended 12/31/21(d)	10.00	(0.03)	0.62	0.59	—	10.59	5.90	2,072	0.95 (e)	7.98 (e)	(0.95)(e)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of September 30, 2021.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco® V.I. Nasdaq 100 Buffer Fund - September

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco® V.I. Nasdaq 100 Buffer Fund - September (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the Invesco QQQ Trust, which is an affiliated exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund.  Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
7
Invesco® V.I. Nasdaq 100 Buffer Fund - September

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial
8
Invesco® V.I. Nasdaq 100 Buffer Fund - September

statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment  product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
M.
Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
N.
Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
O.
Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.42%.
9
Invesco® V.I. Nasdaq 100 Buffer Fund - September

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $46,089 and reimbursed fund level expenses of $23,835.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $1,530 for accounting and fund administrative services and was reimbursed $11,917 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$570,133	$—	$—	$570,133
Options Purchased	—	16,130,679	—	16,130,679
Total Investments in Securities	570,133	16,130,679	—	16,700,812
Other Investments - Liabilities*
Options Written	—	(915,123)	—	(915,123)
Total Investments	$570,133	$15,215,556	$—	$15,785,689

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and
10
Invesco® V.I. Nasdaq 100 Buffer Fund - September

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$16,130,679
Derivatives not subject to master netting agreements	(16,130,679)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(915,123)
Derivatives not subject to master netting agreements	915,123
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$2,576,571
Options written	(970,552)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	(442,766)
Options written	265,555
Total	$1,428,808

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written
Average notional value	$3,669,385	$6,796,788	$7,392,615	$13,710,048
Average contracts	173	8	173	8

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
11
Invesco® V.I. Nasdaq 100 Buffer Fund - September

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$742,164	$—
Long-term capital gain	826,138	372,049
Total distributions	$1,568,302	$372,049

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$315,761
Undistributed long-term capital gain	195,710
Temporary book/tax differences	(9,106)
Shares of beneficial interest	15,263,622
Total net assets	$15,765,987
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to straddles.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the year ended December 31, 2024. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$397,564
Aggregate unrealized (depreciation) of investments	(397,564)
Net unrealized appreciation (depreciation) of investments	$—
Cost of investments for tax purposes is $15,785,689.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2024, undistributed net investment income (loss) was increased by $73,965 and undistributed net realized gain was decreased by $73,965. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	3,450	$39,115	-	$-
Series II	632,989	7,170,624	333,921	3,434,725
Issued as reinvestment of dividends:
Series I	382	4,247	65	692
Series II	106,649	1,176,963	21,672	230,806
12
Invesco® V.I. Nasdaq 100 Buffer Fund - September

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(13)	$(146)	(8,087)	$(72,561)
Series II	(124,635)	(1,412,728)	(74,390)	(762,978)
Net increase in share activity	618,822	$6,978,075	273,181	$2,830,684

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 79% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with the entity whereby the entity sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to the entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by the entity are also owned beneficially.

In addition, 21% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
NOTE 11—Subsequent Event
At a meeting held December 11, 2024, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
13
Invesco® V.I. Nasdaq 100 Buffer Fund - September

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco® V.I. Nasdaq 100 Buffer Fund - September
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco® V.I. Nasdaq 100 Buffer Fund - September (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period September 30, 2021 (commencement date) through December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period September 30, 2021 (commencement date) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco® V.I. Nasdaq 100 Buffer Fund - September

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$826,138
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco® V.I. Nasdaq 100 Buffer Fund - September

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco® V.I. Nasdaq 100 Buffer Fund - September

Annual Financial Statements and Other Information
December 31, 2024
Invesco® V.I. S&P 500 Buffer Fund - December

2	Schedule of Investments
3	Financial Statements
5	Financial Highlights
6	Notes to Financial Statements
13	Report of Independent Registered Public Accounting Firm
14	Tax Information
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VISP500D-NCSR

Schedule of Investments
December 31, 2024

Shares		Value
Money Market Funds–8.27%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(a)(b)	993,772	$993,772
Invesco Treasury Portfolio, Institutional Class, 4.38%(a)(b)	1,845,270	1,845,270
Total Money Market Funds (Cost $2,839,042)		2,839,042
Shares	Value

Options Purchased–100.79%
(Cost $34,492,042)(c)	$34,594,890
TOTAL INVESTMENTS IN SECURITIES–109.06% (Cost $37,331,084)	37,433,932
OTHER ASSETS LESS LIABILITIES—(9.06)%	(3,109,511)
NET ASSETS–100.00%	$34,324,421
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$547,226	$5,616,432	$(5,169,886)	$-	$-	$993,772	$20,625
Invesco Liquid Assets Portfolio, Institutional Class	390,520	2,836,953	(3,227,346)	(52)	(75)	-	8,818
Invesco Treasury Portfolio, Institutional Class	625,579	7,720,114	(6,500,423)	-	-	1,845,270	29,498
Total	$1,563,325	$16,173,499	$(14,897,655)	$(52)	$(75)	$2,839,042	$58,941

(b)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	12/31/2025	580	USD	17.64	USD	1,023,120	$32,973,639
Equity Risk
S&P 500® Mini Index	Put	12/31/2025	580	USD	588.16	USD	34,113,280	1,621,251
Total Open Index Options Purchased								$34,594,890

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	12/31/2025	580	USD	664.15	USD	38,520,700	$ (652,302)
Equity Risk
S&P 500® Mini Index	Put	12/31/2025	580	USD	529.34	USD	30,701,720	(888,554)
Total Open Index Options Written								$(1,540,856)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco® V.I. S&P 500 Buffer Fund - December

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $34,492,042)	$34,594,890
Investments in affiliated money market funds, at value (Cost $2,839,042)	2,839,042
Receivable for:
Investments sold	35,410,288
Fund shares sold	71,307
Dividends	5,964
Investment for trustee deferred compensation and retirement plans	11,396
Other assets	97
Total assets	72,932,984
Liabilities:
Other investments:
Options written, at value (premiums received $1,497,538)	1,540,856
Payable for:
Investments purchased	36,977,209
Fund shares reacquired	168
Accrued fees to affiliates	18,628
Accrued other operating expenses	60,306
Trustee deferred compensation and retirement plans	11,396
Total liabilities	38,608,563
Net assets applicable to shares outstanding	$34,324,421
Net assets consist of:
Shares of beneficial interest	$30,376,392
Distributable earnings	3,948,029
$34,324,421
Net Assets:
Series I	$559,853
Series II	$33,764,568
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	48,154
Series II	2,926,096
Series I:
Net asset value per share	$11.63
Series II:
Net asset value per share	$11.54
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends from affiliated money market funds	$58,941
Expenses:
Advisory fees	130,166
Administrative services fees	50,866
Custodian fees	3,859
Distribution fees - Series II	76,360
Transfer agent fees	1,533
Trustees’ and officers’ fees and benefits	22,349
Licensing fees	15,174
Reports to shareholders	9,554
Professional services fees	51,594
Other	237
Total expenses	361,692
Less: Fees waived	(69,507)
Net expenses	292,185
Net investment income (loss)	(233,244)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	5,619,138
Affiliated investment securities	(75)
Option contracts written	(1,488,008)
4,131,055
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	102,990
Affiliated investment securities	(52)
Option contracts written	(45,584)
57,354
Net realized and unrealized gain	4,188,409
Net increase in net assets resulting from operations	$3,955,165
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco® V.I. S&P 500 Buffer Fund - December

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income (loss)	$(233,244)	$(92,956)
Net realized gain	4,131,055	2,224,554
Change in net unrealized appreciation (depreciation)	57,354	(17,570)
Net increase in net assets resulting from operations	3,955,165	2,114,028
Distributions to shareholders from distributable earnings:
Series I	(16,641)	(3,678)
Series II	(1,114,574)	(140,491)
Total distributions from distributable earnings	(1,131,215)	(144,169)
Share transactions–net:
Series I	167,333	(199,288)
Series II	12,170,007	8,168,398
Net increase in net assets resulting from share transactions	12,337,340	7,969,110
Net increase in net assets	15,161,290	9,938,969
Net assets:
Beginning of year	19,163,131	9,224,162
End of year	$34,324,421	$19,163,131
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco® V.I. S&P 500 Buffer Fund - December

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$10.48	$(0.06)	$1.61	$1.55	$(0.40)	$11.63	14.89%	$560	0.70%	0.92%	(0.51)%	0%
Year ended 12/31/23	8.96	(0.05)	1.68	1.63	(0.11)	10.48	18.17	359	0.70	1.03	(0.53)	0
Year ended 12/31/22	10.00	(0.06)	(0.98)	(1.04)	—	8.96	(10.40)	477	0.70	1.90	(0.64)	0
Period ended 12/31/21(d)	10.00	(0.00)	-	(0.00)	—	10.00	-	1,000	0.70 (e)	643.01 (e)	(0.70)(e)	0
Series II
Year ended 12/31/24	10.50	(0.08)	1.52	1.44	(0.40)	11.54	13.82	33,765	0.95	1.17	(0.76)	0
Year ended 12/31/23	8.93	(0.08)	1.76	1.68	(0.11)	10.50	18.80	18,804	0.95	1.28	(0.78)	0
Year ended 12/31/22	10.00	(0.08)	(0.99)	(1.07)	—	8.93	(10.70)	8,748	0.95	2.15	(0.89)	0
Period ended 12/31/21(d)	10.00	(0.00)	-	(0.00)	—	10.00	-	1,000	0.95 (e)	643.26 (e)	(0.95)(e)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of December 31, 2021.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco® V.I. S&P 500 Buffer Fund - December

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco® V.I. S&P 500 Buffer Fund - December (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
6
Invesco® V.I. S&P 500 Buffer Fund - December

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial
7
Invesco® V.I. S&P 500 Buffer Fund - December

statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment  product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
M.
Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
N.
Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
O.
Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.42%.
8
Invesco® V.I. S&P 500 Buffer Fund - December

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $69,507.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $4,509 for accounting and fund administrative services and was reimbursed $46,357 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$2,839,042	$—	$—	$2,839,042
Options Purchased	—	34,594,890	—	34,594,890
Total Investments in Securities	2,839,042	34,594,890	—	37,433,932
Other Investments - Liabilities*
Options Written	—	(1,540,856)	—	(1,540,856)
Total Investments	$2,839,042	$33,054,034	$—	$35,893,076

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and
9
Invesco® V.I. S&P 500 Buffer Fund - December

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$34,594,890
Derivatives not subject to master netting agreements	(34,594,890)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(1,540,856)
Derivatives not subject to master netting agreements	1,540,856
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$5,619,138
Options written	(1,488,008)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	102,990
Options written	(45,584)
Total	$4,188,536

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Index Options Purchased	Index Options Written
Average notional value	$30,428,868	$62,919,225
Average contracts	1,263	1,263

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
10
Invesco® V.I. S&P 500 Buffer Fund - December

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$565,187	$111,083
Long-term capital gain	566,028	33,086
Total distributions	$1,131,215	$144,169

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$1,444,061
Undistributed long-term capital gain	2,512,111
Temporary book/tax differences	(8,143)
Shares of beneficial interest	30,376,392
Total net assets	$34,324,421
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to derivative instruments.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $0 and $0, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$95,377
Aggregate unrealized (depreciation) of investments	(95,377)
Net unrealized appreciation (depreciation) of investments	$—
Cost of investments for tax purposes is $35,893,076.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2024, undistributed net investment income (loss) was increased by $230,196 and undistributed net realized gain was decreased by $230,196. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	51,754	$578,535	32,773	$323,726
Series II	1,536,664	16,743,221	1,133,923	11,389,877
Issued as reinvestment of dividends:
Series I	1,415	16,160	338	3,549
Series II	98,248	1,114,136	13,420	140,373
11
Invesco® V.I. S&P 500 Buffer Fund - December

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(39,234)	$(427,362)	(52,083)	$(526,563)
Series II	(500,361)	(5,687,350)	(334,989)	(3,361,852)
Net increase in share activity	1,148,486	$12,337,340	793,382	$7,969,110

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 100% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco® V.I. S&P 500 Buffer Fund - December

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco® V.I. S&P 500 Buffer Fund - December
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco® V.I. S&P 500 Buffer Fund - December (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period December 31, 2021 (commencement date) through December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period December 31, 2021 (commencement date) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
13
Invesco® V.I. S&P 500 Buffer Fund - December

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$566,028
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
14
Invesco® V.I. S&P 500 Buffer Fund - December

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco® V.I. S&P 500 Buffer Fund - December

Annual Financial Statements and Other Information
December 31, 2024
Invesco® V.I. S&P 500 Buffer Fund – June

2	Schedule of Investments
3	Financial Statements
5	Financial Highlights
6	Notes to Financial Statements
13	Report of Independent Registered Public Accounting Firm
14	Tax Information
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VISP500J-NCSR

Schedule of Investments
December 31, 2024

Shares		Value
Money Market Funds–4.32%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(a)(b)	663,268	$663,268
Invesco Treasury Portfolio, Institutional Class, 4.38%(a)(b)	1,231,782	1,231,782
Total Money Market Funds (Cost $1,895,050)		1,895,050
Shares	Value

Options Purchased–98.54%
(Cost $40,677,228)(c)	$43,210,424
TOTAL INVESTMENTS IN SECURITIES–102.86% (Cost $42,572,278)	45,105,474
OTHER ASSETS LESS LIABILITIES—(2.86)%	(1,253,957)
NET ASSETS–100.00%	$43,851,517
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$424,515	$5,671,344	$(5,432,591)	$-	$-	$663,268	$23,475
Invesco Liquid Assets Portfolio, Institutional Class	303,380	2,425,697	(2,728,991)	(129)	43	-	7,960
Invesco Treasury Portfolio, Institutional Class	485,160	8,592,464	(7,845,842)	-	-	1,231,782	35,559
Total	$1,213,055	$16,689,505	$(16,007,424)	$(129)	$43	$1,895,050	$66,994

(b)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	06/30/2025	743	USD	16.38	USD	1,217,034	$42,428,475
Equity Risk
S&P 500® Mini Index	Put	06/30/2025	743	USD	546.05	USD	40,571,515	781,949
Total Open Index Options Purchased								$43,210,424

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	06/30/2025	743	USD	627.96	USD	46,657,428	$ (746,176)
Equity Risk
S&P 500® Mini Index	Put	06/30/2025	743	USD	491.45	USD	36,514,735	(382,463)
Total Open Index Options Written								$(1,128,639)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco® V.I. S&P 500 Buffer Fund – June

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $40,677,228)	$43,210,424
Investments in affiliated money market funds, at value (Cost $1,895,050)	1,895,050
Receivable for:
Fund expenses absorbed	278
Dividends	6,685
Investment for trustee deferred compensation and retirement plans	9,087
Other assets	66
Total assets	45,121,590
Liabilities:
Other investments:
Options written, at value (premiums received $1,257,999)	1,128,639
Payable for:
Fund shares reacquired	42,762
Accrued fees to affiliates	25,000
Accrued other operating expenses	64,585
Trustee deferred compensation and retirement plans	9,087
Total liabilities	1,270,073
Net assets applicable to shares outstanding	$43,851,517
Net assets consist of:
Shares of beneficial interest	$39,661,866
Distributable earnings	4,189,651
$43,851,517
Net Assets:
Series I	$1,580,059
Series II	$42,271,458
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	122,660
Series II	3,305,174
Series I:
Net asset value per share	$12.88
Series II:
Net asset value per share	$12.79
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends from affiliated money market funds	$66,994
Expenses:
Advisory fees	143,144
Administrative services fees	55,866
Custodian fees	3,615
Distribution fees - Series II	81,424
Transfer agent fees	1,578
Trustees’ and officers’ fees and benefits	22,386
Licensing fees	20,619
Reports to shareholders	8,743
Professional services fees	50,244
Total expenses	387,619
Less: Fees waived	(68,981)
Net expenses	318,638
Net investment income (loss)	(251,644)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	3,890,646
Affiliated investment securities	43
Option contracts written	(314,586)
3,576,103
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	2,181,193
Affiliated investment securities	(129)
Option contracts written	(1,194,155)
986,909
Net realized and unrealized gain	4,563,012
Net increase in net assets resulting from operations	$4,311,368
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco® V.I. S&P 500 Buffer Fund – June

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income (loss)	$(251,644)	$(125,759)
Net realized gain	3,576,103	1,265,399
Change in net unrealized appreciation	986,909	1,576,259
Net increase in net assets resulting from operations	4,311,368	2,715,899
Distributions to shareholders from distributable earnings:
Series I	(86,814)	(22,366)
Series II	(2,356,500)	(382,785)
Total distributions from distributable earnings	(2,443,314)	(405,151)
Share transactions–net:
Series I	(96,818)	308,209
Series II	13,921,905	15,200,623
Net increase in net assets resulting from share transactions	13,825,087	15,508,832
Net increase in net assets	15,693,141	17,819,580
Net assets:
Beginning of year	28,158,376	10,338,796
End of year	$43,851,517	$28,158,376
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco® V.I. S&P 500 Buffer Fund – June

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$11.96	$(0.06)	$1.73	$1.67	$(0.75)	$12.88	14.03%	$1,580	0.70%	0.90%	(0.50)%	0%
Year ended 12/31/23	10.18	(0.05)	2.00	1.95	(0.17)	11.96	19.20	1,565	0.70	1.03	(0.47)	0
Period ended 12/31/22(d)	10.00	(0.03)	0.29	0.26	(0.08)	10.18	2.56	1,018	0.70 (e)	2.52 (e)	(0.59)(e)	0
Series II
Year ended 12/31/24	11.91	(0.09)	1.72	1.63	(0.75)	12.79	13.76	42,271	0.95	1.15	(0.75)	0
Year ended 12/31/23	10.16	(0.08)	2.00	1.92	(0.17)	11.91	18.95	26,594	0.95	1.28	(0.72)	0
Period ended 12/31/22(d)	10.00	(0.04)	0.28	0.24	(0.08)	10.16	2.36	9,321	0.95 (e)	2.77 (e)	(0.84)(e)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of June 30, 2022.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco® V.I. S&P 500 Buffer Fund – June

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco® V.I. S&P 500 Buffer Fund – June (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
6
Invesco® V.I. S&P 500 Buffer Fund – June

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial
7
Invesco® V.I. S&P 500 Buffer Fund – June

statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment  product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
M.
Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
N.
Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
O.
Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.42%.
8
Invesco® V.I. S&P 500 Buffer Fund – June

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $68,981.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $4,843 for accounting and fund administrative services and was reimbursed $51,023 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$1,895,050	$—	$—	$1,895,050
Options Purchased	—	43,210,424	—	43,210,424
Total Investments in Securities	1,895,050	43,210,424	—	45,105,474
Other Investments - Liabilities*
Options Written	—	(1,128,639)	—	(1,128,639)
Total Investments	$1,895,050	$42,081,785	$—	$43,976,835

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and
9
Invesco® V.I. S&P 500 Buffer Fund – June

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$43,210,424
Derivatives not subject to master netting agreements	(43,210,424)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(1,128,639)
Derivatives not subject to master netting agreements	1,128,639
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$3,890,646
Options written	(314,586)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	2,181,193
Options written	(1,194,155)
Total	$4,563,098

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Index Options Purchased	Index Options Written
Average notional value	$33,227,423	$65,929,168
Average contracts	1,271	1,271

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
10
Invesco® V.I. S&P 500 Buffer Fund – June

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$1,011,274	$398,111
Long-term capital gain	1,432,040	7,040
Total distributions	$2,443,314	$405,151

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$1,527,343
Undistributed long-term capital gain	2,668,799
Net unrealized appreciation — investments	2
Temporary book/tax differences	(6,493)
Shares of beneficial interest	39,661,866
Total net assets	$43,851,517
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to derivative instruments.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the year ended December 31, 2024. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,150,352
Aggregate unrealized (depreciation) of investments	(1,150,350)
Net unrealized appreciation of investments	$2
Cost of investments for tax purposes is $43,976,833.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2024, undistributed net investment income (loss) was increased by $248,563 and undistributed net realized gain was decreased by $248,563. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	18,914	$246,115	155,742	$1,748,172
Series II	1,731,319	22,216,557	1,895,865	21,592,471
Issued as reinvestment of dividends:
Series I	6,771	86,065	1,873	22,193
Series II	186,668	2,355,752	32,454	382,611
11
Invesco® V.I. S&P 500 Buffer Fund – June

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(33,846)	$(428,998)	(126,794)	$(1,462,156)
Series II	(846,091)	(10,650,404)	(612,251)	(6,774,459)
Net increase in share activity	1,063,735	$13,825,087	1,346,889	$15,508,832

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 100% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco® V.I. S&P 500 Buffer Fund – June

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco® V.I. S&P 500 Buffer Fund - June
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of  investments, of Invesco® V.I. S&P 500 Buffer Fund - June (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period June 30, 2022 (commencement date) through December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period June 30, 2022 (commencement date) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
13
Invesco® V.I. S&P 500 Buffer Fund – June

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$1,432,040
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
14
Invesco® V.I. S&P 500 Buffer Fund – June

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco® V.I. S&P 500 Buffer Fund – June

Annual Financial Statements and Other Information
December 31, 2024
Invesco® V.I. S&P 500 Buffer Fund - March

2	Schedule of Investments
3	Financial Statements
5	Financial Highlights
6	Notes to Financial Statements
13	Report of Independent Registered Public Accounting Firm
14	Tax Information
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VISP500M-NCSR

Schedule of Investments
December 31, 2024

Shares		Value
Money Market Funds–2.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(a)(b)	239,823	$239,823
Invesco Treasury Portfolio, Institutional Class, 4.38%(a)(b)	516,386	516,386
Total Money Market Funds (Cost $756,209)		756,209
Shares	Value

Options Purchased–99.80%
(Cost $32,332,170)(c)	$35,346,417
TOTAL INVESTMENTS IN SECURITIES–101.94% (Cost $33,088,379)	36,102,626
OTHER ASSETS LESS LIABILITIES—(1.94)%	(685,992)
NET ASSETS–100.00%	$35,416,634
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$271,951	$4,672,808	$(4,704,936)	$-	$-	$239,823	$17,378
Invesco Liquid Assets Portfolio, Institutional Class	194,389	3,060,368	(3,254,697)	(74)	14	-	8,412
Invesco Treasury Portfolio, Institutional Class	310,801	6,007,141	(5,801,556)	-	-	516,386	26,526
Total	$777,141	$13,740,317	$(13,761,189)	$(74)	$14	$756,209	$52,316

(b)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	03/31/2025	614	USD	15.76	USD	967,664	$35,125,368
Equity Risk
S&P 500® Index	Put	03/31/2025	614	USD	525.44	USD	32,262,016	221,049
Total Open Index Options Purchased								$35,346,417

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	03/31/2025	614	USD	609.51	USD	37,423,914	$ (503,796)
Equity Risk
S&P 500® Index	Put	03/31/2025	614	USD	472.90	USD	29,036,060	(96,732)
Total Open Index Options Written								$(600,528)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco® V.I. S&P 500 Buffer Fund - March

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $32,332,170)	$35,346,417
Investments in affiliated money market funds, at value (Cost $756,209)	756,209
Receivable for:
Dividends	3,055
Investment for trustee deferred compensation and retirement plans	10,244
Other assets	89
Total assets	36,116,014
Liabilities:
Other investments:
Options written, at value (premiums received $1,108,766)	600,528
Payable for:
Fund shares reacquired	6,257
Accrued fees to affiliates	20,665
Accrued other operating expenses	61,686
Trustee deferred compensation and retirement plans	10,244
Total liabilities	699,380
Net assets applicable to shares outstanding	$35,416,634
Net assets consist of:
Shares of beneficial interest	$31,686,551
Distributable earnings	3,730,083
$35,416,634
Net Assets:
Series I	$89,211
Series II	$35,327,423
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	7,748
Series II	3,090,850
Series I:
Net asset value per share	$11.51
Series II:
Net asset value per share	$11.43
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends from affiliated money market funds	$52,316
Expenses:
Advisory fees	122,762
Administrative services fees	47,893
Custodian fees	4,465
Distribution fees - Series II	72,851
Transfer agent fees	1,394
Trustees’ and officers’ fees and benefits	22,337
Licensing fees	12,934
Reports to shareholders	9,777
Professional services fees	52,892
Total expenses	347,305
Less: Fees waived and/or expenses reimbursed	(70,858)
Net expenses	276,447
Net investment income (loss)	(224,131)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	4,011,346
Affiliated investment securities	14
Option contracts written	(852,637)
3,158,723
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	723,086
Affiliated investment securities	(74)
Option contracts written	173,473
896,485
Net realized and unrealized gain	4,055,208
Net increase in net assets resulting from operations	$3,831,077
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco® V.I. S&P 500 Buffer Fund - March

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income (loss)	$(224,131)	$(150,291)
Net realized gain	3,158,723	80,142
Change in net unrealized appreciation	896,485	3,439,558
Net increase in net assets resulting from operations	3,831,077	3,369,409
Distributions to shareholders from distributable earnings:
Series I	(4,946)	(491)
Series II	(1,974,514)	(674,661)
Total distributions from distributable earnings	(1,979,460)	(675,152)
Share transactions–net:
Series I	61,827	(974,165)
Series II	12,873,754	7,847,229
Net increase in net assets resulting from share transactions	12,935,581	6,873,064
Net increase in net assets	14,787,198	9,567,321
Net assets:
Beginning of year	20,629,436	11,062,115
End of year	$35,416,634	$20,629,436
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco® V.I. S&P 500 Buffer Fund - March

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$10.76	$(0.06)	$1.48	$1.42	$(0.67)	$11.51	13.28%	$89	0.70%	0.94%	(0.52)%	0%
Year ended 12/31/23	9.20	(0.05)	1.94	1.89	(0.33)	10.76	20.54	16	0.70	0.91	(0.54)	0
Period ended 12/31/22(d)	10.00	(0.04)	(0.76)	(0.80)	—	9.20	(8.00)	920	0.70 (e)	1.96 (e)	(0.64)(e)	0
Series II
Year ended 12/31/24	10.71	(0.09)	1.48	1.39	(0.67)	11.43	13.06	35,327	0.95	1.19	(0.77)	0
Year ended 12/31/23	9.18	(0.08)	1.94	1.86	(0.33)	10.71	20.25	20,613	0.95	1.16	(0.79)	0
Period ended 12/31/22(d)	10.00	(0.06)	(0.76)	(0.82)	—	9.18	(8.20)	10,142	0.95 (e)	2.21 (e)	(0.89)(e)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of March 31, 2022.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco® V.I. S&P 500 Buffer Fund - March

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco® V.I. S&P 500 Buffer Fund - March (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
6
Invesco® V.I. S&P 500 Buffer Fund - March

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial
7
Invesco® V.I. S&P 500 Buffer Fund - March

statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment  product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
M.
Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
N.
Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
O.
Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.42%.
8
Invesco® V.I. S&P 500 Buffer Fund - March

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $70,858.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $4,151 for accounting and fund administrative services and was reimbursed $43,742 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$756,209	$—	$—	$756,209
Options Purchased	—	35,346,417	—	35,346,417
Total Investments in Securities	756,209	35,346,417	—	36,102,626
Other Investments - Liabilities*
Options Written	—	(600,528)	—	(600,528)
Total Investments	$756,209	$34,745,889	$—	$35,502,098

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and
9
Invesco® V.I. S&P 500 Buffer Fund - March

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$35,346,417
Derivatives not subject to master netting agreements	(35,346,417)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(600,528)
Derivatives not subject to master netting agreements	600,528
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$4,011,346
Options written	(852,637)
Change in Net Unrealized Appreciation:
Options purchased(a)	723,086
Options written	173,473
Total	$4,055,268

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written
Average notional value	$1,033,092	$28,415,849	$2,064,174	$56,827,452
Average contracts	49	972	49	972

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
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Invesco® V.I. S&P 500 Buffer Fund - March

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$989,285	$345,009
Long-term capital gain	990,175	330,143
Total distributions	$1,979,460	$675,152

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$1,758,440
Undistributed long-term capital gain	1,978,967
Net unrealized appreciation (depreciation) — investments	(7)
Temporary book/tax differences	(7,317)
Shares of beneficial interest	31,686,551
Total net assets	$35,416,634
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to straddles.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the year ended December 31, 2024. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,272,429
Aggregate unrealized (depreciation) of investments	(1,272,436)
Net unrealized appreciation (depreciation) of investments	$(7)
Cost of investments for tax purposes is $35,502,105.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2024, undistributed net investment income (loss) was increased by $221,070 and undistributed net realized gain was decreased by $221,070. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	15,901	$172,798	-	$-
Series II	1,989,555	21,904,350	1,444,002	14,316,865
Issued as reinvestment of dividends:
Series I	348	3,944	-	-
Series II	175,267	1,973,512	63,362	674,171
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Invesco® V.I. S&P 500 Buffer Fund - March

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(10,001)	$(114,915)	(98,500)	$(974,165)
Series II	(998,267)	(11,004,108)	(687,761)	(7,143,807)
Net increase in share activity	1,172,803	$12,935,581	721,103	$6,873,064

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 100% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco® V.I. S&P 500 Buffer Fund - March

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco® V.I. S&P 500 Buffer Fund - March
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of  investments, of Invesco® V.I. S&P 500 Buffer Fund - March (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period March 31, 2022 (commencement date) through December 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the two years in the period ended December 31, 2024 and for the period March 31, 2022 (commencement date) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
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Invesco® V.I. S&P 500 Buffer Fund - March

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$990,175
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
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Invesco® V.I. S&P 500 Buffer Fund - March

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco® V.I. S&P 500 Buffer Fund - March

Annual Financial Statements and Other Information
December 31, 2024
Invesco® V.I. S&P 500 Buffer Fund - September

2	Schedule of Investments
3	Financial Statements
5	Financial Highlights
6	Notes to Financial Statements
13	Report of Independent Registered Public Accounting Firm
14	Tax Information
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VISP500S-NCSR

Schedule of Investments
December 31, 2024

Shares		Value
Money Market Funds–4.54%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(a)(b)	844,918	$844,918
Invesco Treasury Portfolio, Institutional Class, 4.38%(a)(b)	1,569,139	1,569,139
Total Money Market Funds (Cost $2,414,057)		2,414,057
Shares	Value

Options Purchased–99.07%
(Cost $52,221,787)(c)	$52,745,758
TOTAL INVESTMENTS IN SECURITIES–103.61% (Cost $54,635,844)	55,159,815
OTHER ASSETS LESS LIABILITIES—(3.61)%	(1,919,397)
NET ASSETS–100.00%	$53,240,418
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$457,584	$6,145,290	$(5,757,956)	$-	$-	$844,918	$24,616
Invesco Liquid Assets Portfolio, Institutional Class	327,047	537,923	(864,838)	(130)	(2)	-	8,534
Invesco Treasury Portfolio, Institutional Class	523,159	11,103,340	(10,057,360)	-	-	1,569,139	37,125
Total	$1,307,790	$17,786,553	$(16,680,154)	$(130)	$(2)	$2,414,057	$70,275

(b)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	09/30/2025	893	USD	17.29	USD	1,543,997	$50,888,251
Equity Risk
S&P 500® Mini Index	Put	09/30/2025	893	USD	576.25	USD	51,459,125	1,857,507
Total Open Index Options Purchased								$52,745,758

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	09/30/2025	893	USD	649.43	USD	57,994,099	$ (877,933)
Equity Risk
S&P 500® Mini Index	Put	09/30/2025	893	USD	518.63	USD	46,313,659	(948,567)
Total Open Index Options Written								$(1,826,500)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco® V.I. S&P 500 Buffer Fund - September

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $52,221,787)	$52,745,758
Investments in affiliated money market funds, at value (Cost $2,414,057)	2,414,057
Receivable for:
Dividends	9,637
Investment for trustee deferred compensation and retirement plans	12,806
Other assets	108
Total assets	55,182,366
Liabilities:
Other investments:
Options written, at value (premiums received $2,367,721)	1,826,500
Payable for:
Fund shares reacquired	5,853
Accrued fees to affiliates	28,373
Accrued other operating expenses	68,416
Trustee deferred compensation and retirement plans	12,806
Total liabilities	1,941,948
Net assets applicable to shares outstanding	$53,240,418
Net assets consist of:
Shares of beneficial interest	$49,582,437
Distributable earnings	3,657,981
$53,240,418
Net Assets:
Series I	$518,087
Series II	$52,722,331
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	45,660
Series II	4,685,537
Series I:
Net asset value per share	$11.35
Series II:
Net asset value per share	$11.25
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends from affiliated money market funds	$70,275
Expenses:
Advisory fees	165,051
Administrative services fees	64,672
Custodian fees	2,631
Distribution fees - Series II	97,015
Transfer agent fees	2,039
Trustees’ and officers’ fees and benefits	22,439
Licensing fees	20,751
Reports to shareholders	10,254
Professional services fees	52,069
Total expenses	436,921
Less: Fees waived	(66,262)
Net expenses	370,659
Net investment income (loss)	(300,384)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	9,514,134
Affiliated investment securities	(2)
Option contracts written	(4,333,751)
5,180,381
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,142,828)
Affiliated investment securities	(130)
Option contracts written	966,574
(1,176,384)
Net realized and unrealized gain	4,003,997
Net increase in net assets resulting from operations	$3,703,613
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco® V.I. S&P 500 Buffer Fund - September

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income (loss)	$(300,384)	$(141,450)
Net realized gain	5,180,381	2,574,813
Change in net unrealized appreciation (depreciation)	(1,176,384)	1,371,958
Net increase in net assets resulting from operations	3,703,613	3,805,321
Distributions to shareholders from distributable earnings:
Series I	(27,750)	(10,910)
Series II	(2,540,381)	(886,325)
Total distributions from distributable earnings	(2,568,131)	(897,235)
Share transactions–net:
Series I	65,529	(957,481)
Series II	16,418,857	18,941,296
Net increase in net assets resulting from share transactions	16,484,386	17,983,815
Net increase in net assets	17,619,868	20,891,901
Net assets:
Beginning of year	35,620,550	14,728,649
End of year	$53,240,418	$35,620,550
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco® V.I. S&P 500 Buffer Fund - September

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$10.86	$(0.06)	$1.19	$1.13	$(0.64)	$11.35	10.44%	$518	0.70%	0.86%	(0.52)%	0%
Year ended 12/31/23	9.27	(0.05)	1.92	1.87	(0.28)	10.86	20.20	433	0.70	0.84	(0.51)	0
Year ended 12/31/22	10.29	(0.06)	(0.92)	(0.98)	(0.04)	9.27	(9.53)	1,311	0.70	1.60	(0.63)	0
Period ended 12/31/21(d)	10.00	(0.02)	0.60	0.58	(0.29)	10.29	5.84	1,048	0.70 (e)	7.68 (e)	(0.70)(e)	0
Series II
Year ended 12/31/24	10.80	(0.09)	1.18	1.09	(0.64)	11.25	10.12	52,722	0.95	1.11	(0.77)	0
Year ended 12/31/23	9.24	(0.08)	1.92	1.84	(0.28)	10.80	19.93	35,188	0.95	1.09	(0.76)	0
Year ended 12/31/22	10.29	(0.08)	(0.93)	(1.01)	(0.04)	9.24	(9.82)	13,418	0.95	1.85	(0.88)	0
Period ended 12/31/21(d)	10.00	(0.02)	0.60	0.58	(0.29)	10.29	5.84	5,332	0.95 (e)	7.93 (e)	(0.95)(e)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of September 30, 2021.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco® V.I. S&P 500 Buffer Fund - September

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco® V.I. S&P 500 Buffer Fund - September (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
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Invesco® V.I. S&P 500 Buffer Fund - September

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial
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Invesco® V.I. S&P 500 Buffer Fund - September

statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities. Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment  product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
M.
Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
N.
Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
O.
Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.42%.
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Invesco® V.I. S&P 500 Buffer Fund - September

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $66,262.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $5,727 for accounting and fund administrative services and was reimbursed $58,945 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$2,414,057	$—	$—	$2,414,057
Options Purchased	—	52,745,758	—	52,745,758
Total Investments in Securities	2,414,057	52,745,758	—	55,159,815
Other Investments - Liabilities*
Options Written	—	(1,826,500)	—	(1,826,500)
Total Investments	$2,414,057	$50,919,258	$—	$53,333,315

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and
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Invesco® V.I. S&P 500 Buffer Fund - September

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2024:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$52,745,758
Derivatives not subject to master netting agreements	(52,745,758)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(1,826,500)
Derivatives not subject to master netting agreements	1,826,500
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the year ended December 31, 2024
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$9,514,134
Options written	(4,333,751)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	(2,142,828)
Options written	966,574
Total	$4,004,129

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) on investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Index Options Purchased	Index Options Written
Average notional value	$37,298,049	$74,098,426
Average contracts	1,509	1,509

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
10
Invesco® V.I. S&P 500 Buffer Fund - September

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$1,284,066	$418,049
Long-term capital gain	1,284,065	479,186
Total distributions	$2,568,131	$897,235

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$1,284,391
Undistributed long-term capital gain	2,382,739
Temporary book/tax differences	(9,149)
Shares of beneficial interest	49,582,437
Total net assets	$53,240,418
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to derivative instruments.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the year ended December 31, 2024. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$871,917
Aggregate unrealized (depreciation) of investments	(871,917)
Net unrealized appreciation (depreciation) of investments	$—
Cost of investments for tax purposes is $53,333,315.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2024, undistributed net investment income (loss) was increased by $297,361 and undistributed net realized gain was decreased by $297,361. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	4,342	$48,968	8,633	$89,696
Series II	2,274,130	26,201,615	2,148,499	22,393,357
Issued as reinvestment of dividends:
Series I	2,390	26,796	972	10,489
Series II	228,366	2,539,427	82,486	885,904
11
Invesco® V.I. S&P 500 Buffer Fund - September

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(903)	$(10,235)	(111,190)	$(1,057,666)
Series II	(1,073,584)	(12,322,185)	(426,832)	(4,337,965)
Net increase in share activity	1,434,741	$16,484,386	1,702,568	$17,983,815

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 95% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco® V.I. S&P 500 Buffer Fund - September

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco® V.I. S&P 500 Buffer Fund - September
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco® V.I. S&P 500 Buffer Fund - September (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period September 30, 2021 (commencement date) through December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the three years in the period ended December 31, 2024 and for the period September 30, 2021 (commencement date) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
13
Invesco® V.I. S&P 500 Buffer Fund - September

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$1,284,065
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
14
Invesco® V.I. S&P 500 Buffer Fund - September

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco® V.I. S&P 500 Buffer Fund - September

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Small Cap Equity Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VISCE-NCSR

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–99.06%
Aerospace & Defense–1.48%
Leonardo DRS, Inc.(b)	107,551	$3,474,973
Apparel Retail–0.77%
Shoe Carnival, Inc.(c)	54,172	1,792,010
Apparel, Accessories & Luxury Goods–1.27%
Kontoor Brands, Inc.(c)	34,899	2,980,724
Application Software–5.35%
AppFolio, Inc., Class A(b)	9,715	2,396,885
Descartes Systems Group, Inc. (The) (Canada)(b)	23,136	2,628,249
Pegasystems, Inc.	28,750	2,679,500
Q2 Holdings, Inc.(b)	47,923	4,823,450
		12,528,084
Asset Management & Custody Banks–1.18%
StepStone Group, Inc., Class A	47,659	2,758,503
Automotive Parts & Equipment–2.12%
Modine Manufacturing Co.(b)	21,733	2,519,507
Patrick Industries, Inc.(c)	29,398	2,442,386
		4,961,893
Biotechnology–4.84%
ADMA Biologics, Inc.(b)	113,405	1,944,896
Ascendis Pharma A/S, ADR (Denmark)(b)	12,850	1,769,059
CareDx, Inc.(b)	124,882	2,673,724
Vaxcyte, Inc.(b)	14,141	1,157,582
Vericel Corp.(b)	52,477	2,881,512
Xenon Pharmaceuticals, Inc. (Canada)(b)	22,916	898,307
		11,325,080
Broadline Retail–1.58%
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	33,710	3,698,998
Building Products–1.17%
Griffon Corp.	38,321	2,731,138
Cargo Ground Transportation–2.37%
Knight-Swift Transportation Holdings, Inc.(c)	38,749	2,055,247
XPO, Inc.(b)	26,711	3,503,148
		5,558,395
Commercial & Residential Mortgage Finance–2.28%
Merchants Bancorp(c)	50,139	1,828,569
Mr. Cooper Group, Inc.(b)	36,512	3,505,517
		5,334,086
Communications Equipment–1.40%
Lumentum Holdings, Inc.(b)	38,964	3,271,028
Construction & Engineering–2.58%
Comfort Systems USA, Inc.	6,873	2,914,564
IES Holdings, Inc.(b)	15,606	3,136,182
		6,050,746
Shares		Value
Construction Machinery & Heavy Transportation Equipment– 1.15%
REV Group, Inc.	84,857	$2,704,393
Construction Materials–1.09%
Knife River Corp.(b)	25,165	2,557,771
Electrical Components & Equipment–1.37%
EnerSys(c)	24,012	2,219,429
Powell Industries, Inc.	4,449	986,121
		3,205,550
Electronic Components–1.27%
Coherent Corp.(b)	31,384	2,973,006
Electronic Manufacturing Services–2.20%
Flex Ltd.(b)	74,178	2,847,694
Sanmina Corp.(b)	30,436	2,303,092
		5,150,786
Environmental & Facilities Services–1.11%
Casella Waste Systems, Inc., Class A(b)	24,556	2,598,270
Financial Exchanges & Data–1.99%
Donnelley Financial Solutions, Inc.(b)	33,980	2,131,565
TMX Group Ltd. (Canada)	82,428	2,539,158
		4,670,723
Food Distributors–1.23%
Chefs’ Warehouse, Inc. (The)(b)(c)	58,186	2,869,734
Food Retail–1.30%
Sprouts Farmers Market, Inc.(b)	23,963	3,044,978
Health Care Equipment–1.17%
Masimo Corp.(b)(c)	16,595	2,743,153
Health Care Facilities–2.22%
Encompass Health Corp.	32,862	3,034,805
Tenet Healthcare Corp.(b)	17,134	2,162,825
		5,197,630
Health Care Services–1.10%
BrightSpring Health Services, Inc.(b)(c)	150,808	2,568,260
Health Care Supplies–0.90%
Lantheus Holdings, Inc.(b)	23,468	2,099,447
Health Care Technology–0.49%
Simulations Plus, Inc.	41,469	1,156,570
Homebuilding–1.01%
Taylor Morrison Home Corp., Class A(b)	38,561	2,360,319
Homefurnishing Retail–0.56%
Arhaus, Inc.(c)	140,629	1,321,913
Hotels, Resorts & Cruise Lines–1.20%
Travel + Leisure Co.	55,845	2,817,380
Independent Power Producers & Energy Traders–1.60%
Talen Energy Corp.(b)	18,544	3,736,060
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Small Cap Equity Fund

Shares		Value
Industrial Machinery & Supplies & Components–4.00%
Gates Industrial Corp. PLC(b)	148,920	$3,063,284
ITT, Inc.	27,554	3,936,916
SPX Technologies, Inc.(b)	16,235	2,362,517
		9,362,717
Industrial REITs–1.85%
EastGroup Properties, Inc.	14,243	2,285,859
STAG Industrial, Inc.(c)	60,741	2,054,261
		4,340,120
Investment Banking & Brokerage–4.61%
BGC Group, Inc., Class A	289,064	2,618,920
Jefferies Financial Group, Inc.	42,881	3,361,870
Piper Sandler Cos.	16,037	4,810,298
		10,791,088
Leisure Products–1.29%
Acushnet Holdings Corp.(c)	42,615	3,029,074
Life Sciences Tools & Services–1.01%
Repligen Corp.(b)	16,472	2,370,980
Oil & Gas Equipment & Services–1.96%
Cactus, Inc., Class A(c)	46,451	2,710,881
Weatherford International PLC	26,140	1,872,408
		4,583,289
Oil & Gas Exploration & Production–2.80%
Antero Resources Corp.(b)	67,791	2,376,075
Matador Resources Co.	39,682	2,232,509
Permian Resources Corp.	136,025	1,956,039
		6,564,623
Other Specialized REITs–1.12%
Gaming and Leisure Properties, Inc.	54,245	2,612,439
Paper & Plastic Packaging Products & Materials–1.13%
Graphic Packaging Holding Co.(c)	97,791	2,656,004
Pharmaceuticals–1.05%
Axsome Therapeutics, Inc.(b)	13,771	1,165,164
Intra-Cellular Therapies, Inc.(b)	15,570	1,300,407
		2,465,571
Property & Casualty Insurance–1.39%
Skyward Specialty Insurance Group, Inc.(b)	64,231	3,246,235
Real Estate Services–0.81%
Newmark Group, Inc., Class A	149,008	1,908,792
Regional Banks–10.83%
Banc of California, Inc.(c)	189,056	2,922,806
Bancorp, Inc. (The)(b)	68,203	3,589,524
Cullen/Frost Bankers, Inc.	19,740	2,650,095
First Financial Bankshares, Inc.(c)	88,225	3,180,511
Glacier Bancorp, Inc.(c)	57,021	2,863,595
Pinnacle Financial Partners, Inc.(c)	36,216	4,142,748
SouthState Corp.	29,090	2,893,873
Western Alliance Bancorporation	37,414	3,125,565
		25,368,717
Shares		Value
Research & Consulting Services–1.13%
Huron Consulting Group, Inc.(b)	21,332	$2,650,714
Semiconductors–3.08%
Astera Labs, Inc.(b)	31,923	4,228,202
MACOM Technology Solutions Holdings, Inc.(b)	22,998	2,987,670
		7,215,872
Specialized Consumer Services–1.13%
Frontdoor, Inc.(b)	48,539	2,653,627
Specialty Chemicals–1.54%
Ashland, Inc.	24,078	1,720,614
Innospec, Inc.	17,245	1,897,985
		3,618,599
Steel–0.96%
ATI, Inc.(b)	40,722	2,241,339
Systems Software–2.18%
Commvault Systems, Inc.(b)	20,134	3,038,422
SentinelOne, Inc., Class A(b)	93,032	2,065,310
		5,103,732
Trading Companies & Distributors–3.84%
Applied Industrial Technologies, Inc.	18,495	4,428,998
Core & Main, Inc., Class A(b)	46,088	2,346,340
WESCO International, Inc.	12,275	2,221,284
		8,996,622
Total Common Stocks & Other Equity Interests (Cost $164,591,497)		232,021,755
Money Market Funds–0.96%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e)	790,218	790,218
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(e)	1,468,147	1,468,147
Total Money Market Funds (Cost $2,258,365)		2,258,365
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $166,849,862)		234,280,120
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–15.28%
Invesco Private Government Fund, 4.50%(d)(e)(f)	9,931,121	9,931,121
Invesco Private Prime Fund, 4.53%(d)(e)(f)	25,842,971	25,850,724
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,781,845)		35,781,845
TOTAL INVESTMENTS IN SECURITIES–115.30% (Cost $202,631,707)		270,061,965
OTHER ASSETS LESS LIABILITIES—(15.30)%		(35,837,498)
NET ASSETS–100.00%		$234,224,467
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Small Cap Equity Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,132,909	$18,789,308	$(20,131,999)	$-	$-	$790,218	$70,915
Invesco Liquid Assets Portfolio, Institutional Class	1,525,715	8,074,549	(9,599,771)	(558)	65	-	34,039
Invesco Treasury Portfolio, Institutional Class	2,437,610	28,662,425	(29,631,888)	-	-	1,468,147	98,015
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,370,225	129,079,368	(137,518,472)	-	-	9,931,121	684,570*
Invesco Private Prime Fund	47,697,724	287,263,185	(309,100,478)	(9,880)	173	25,850,724	1,832,994*
Total	$72,164,183	$471,868,835	$(505,982,608)	$(10,438)	$238	$38,040,210	$2,720,533

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Small Cap Equity Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $164,591,497)*	$232,021,755
Investments in affiliated money market funds, at value (Cost $38,040,210)	38,040,210
Cash	46,563
Foreign currencies, at value (Cost $9,645)	9,402
Receivable for:
Fund shares sold	65,562
Dividends	96,380
Investment for trustee deferred compensation and retirement plans	57,980
Other assets	548
Total assets	270,338,400
Liabilities:
Payable for:
Fund shares reacquired	107,315
Collateral upon return of securities loaned	35,781,845
Accrued fees to affiliates	126,229
Accrued other operating expenses	35,764
Trustee deferred compensation and retirement plans	62,780
Total liabilities	36,113,933
Net assets applicable to shares outstanding	$234,224,467
Net assets consist of:
Shares of beneficial interest	$156,779,963
Distributable earnings	77,444,504
$234,224,467
Net Assets:
Series I	$112,039,432
Series II	$122,185,035
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,784,758
Series II	7,046,536
Series I:
Net asset value per share	$19.37
Series II:
Net asset value per share	$17.34

*	At December 31, 2024, securities with an aggregate value of $34,123,273 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $8,979)	$2,110,603
Dividends from affiliated money market funds (includes net securities lending income of $56,514)	259,483
Total investment income	2,370,086
Expenses:
Advisory fees	1,679,935
Administrative services fees	368,059
Custodian fees	5,361
Distribution fees - Series II	289,742
Transfer agent fees	10,826
Trustees’ and officers’ fees and benefits	24,275
Reports to shareholders	49,223
Professional services fees	51,062
Total expenses	2,478,483
Less: Fees waived	(4,701)
Net expenses	2,473,782
Net investment income (loss)	(103,696)
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	10,730,255
Affiliated investment securities	238
Foreign currencies	159
10,730,652
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	26,522,478
Affiliated investment securities	(10,438)
Foreign currencies	(248)
26,511,792
Net realized and unrealized gain	37,242,444
Net increase in net assets resulting from operations	$37,138,748
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Small Cap Equity Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income (loss)	$(103,696)	$122,965
Net realized gain	10,730,652	11,030,315
Change in net unrealized appreciation	26,511,792	19,522,185
Net increase in net assets resulting from operations	37,138,748	30,675,465
Distributions to shareholders from distributable earnings:
Series I	(5,135,616)	(1,863,628)
Series II	(5,973,043)	(2,020,122)
Total distributions from distributable earnings	(11,108,659)	(3,883,750)
Share transactions–net:
Series I	(6,962,178)	(8,371,653)
Series II	(390,576)	3,051,553
Net increase (decrease) in net assets resulting from share transactions	(7,352,754)	(5,320,100)
Net increase in net assets	18,677,335	21,471,615
Net assets:
Beginning of year	215,547,132	194,075,517
End of year	$234,224,467	$215,547,132
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Small Cap Equity Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$17.20	$0.02	$3.07	$3.09	$(0.03)	$(0.89)	$(0.92)	$19.37	18.09%	$112,039	0.97%	0.97%	0.08%	50%
Year ended 12/31/23	15.06	0.03	2.42	2.45	—	(0.31)	(0.31)	17.20	16.57	105,838	0.95	0.95	0.18	43
Year ended 12/31/22	23.49	0.03	(4.85)	(4.82)	—	(3.61)	(3.61)	15.06	(20.51)	100,267	0.95	0.95	0.14	33
Year ended 12/31/21	20.62	0.01	4.19	4.20	(0.04)	(1.29)	(1.33)	23.49	20.41	142,095	0.95	0.95	0.04	21
Year ended 12/31/20	17.73	0.04	4.48	4.52	(0.06)	(1.57)	(1.63)	20.62	27.25	129,881	0.96	0.96	0.21	45
Series II
Year ended 12/31/24	15.49	(0.03)	2.77	2.74	—	(0.89)	(0.89)	17.34	17.85	122,185	1.22	1.22	(0.17)	50
Year ended 12/31/23	13.63	(0.01)	2.18	2.17	—	(0.31)	(0.31)	15.49	16.26	109,709	1.20	1.20	(0.07)	43
Year ended 12/31/22	21.75	(0.02)	(4.49)	(4.51)	—	(3.61)	(3.61)	13.63	(20.73)	93,808	1.20	1.20	(0.11)	33
Year ended 12/31/21	19.19	(0.04)	3.89	3.85	(0.00)	(1.29)	(1.29)	21.75	20.09	127,285	1.20	1.20	(0.21)	21
Year ended 12/31/20	16.60	(0.01)	4.17	4.16	(0.00)	(1.57)	(1.57)	19.19	26.87	114,407	1.21	1.21	(0.04)	45

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Small Cap Equity Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
8
Invesco V.I. Small Cap Equity Fund

securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
9
Invesco V.I. Small Cap Equity Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $5,880 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.730%
Next $500 million	0.715%
Next $1.5 billion	0.700%
Next $2.5 billion	0.685%
Next $2.5 billion	0.670%
Next $2.5 billion	0.655%
Over $10 billion	0.640%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to
10
Invesco V.I. Small Cap Equity Fund

the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $4,701.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $31,426 for accounting and fund administrative services and was reimbursed $336,633 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $17,353 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$232,021,755	$—	$—	$232,021,755
Money Market Funds	2,258,365	35,781,845	—	38,040,210
Total Investments	$234,280,120	$35,781,845	$—	$270,061,965
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
11
Invesco V.I. Small Cap Equity Fund

NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Ordinary income*	$140,914	$—
Long-term capital gain	10,967,745	3,883,750
Total distributions	$11,108,659	$3,883,750

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Undistributed long-term capital gain	$10,251,648
Net unrealized appreciation — investments	67,233,543
Net unrealized appreciation (depreciation) — foreign currencies	(244)
Temporary book/tax differences	(40,443)
Shares of beneficial interest	156,779,963
Total net assets	$234,224,467
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $110,726,799 and $125,848,766, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$72,461,211
Aggregate unrealized (depreciation) of investments	(5,227,668)
Net unrealized appreciation of investments	$67,233,543
Cost of investments for tax purposes is $202,828,422.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2024, undistributed net investment income (loss) was increased by $112,992, undistributed net realized gain was decreased by $431 and shares of beneficial interest was decreased by $112,561. This reclassification had no effect on the net assets of the Fund.
NOTE 9—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	498,107	$9,230,976	453,126	$7,254,111
Series II	947,288	16,139,455	1,595,575	23,309,830
Issued as reinvestment of dividends:
Series I	273,462	5,135,616	126,519	1,863,628
Series II	355,115	5,973,043	152,118	2,020,122
12
Invesco V.I. Small Cap Equity Fund

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(1,141,698)	$(21,328,770)	(1,084,415)	$(17,489,392)
Series II	(1,336,266)	(22,503,074)	(1,549,391)	(22,278,399)
Net increase (decrease) in share activity	(403,992)	$(7,352,754)	(306,468)	$(5,320,100)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco V.I. Small Cap Equity Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Small Cap Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Small Cap Equity Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco V.I. Small Cap Equity Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$10,967,745
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	100.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco V.I. Small Cap Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco V.I. Small Cap Equity Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. Technology Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Report of Independent Registered Public Accounting Firm
14	Tax Information
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
I-VITEC-NCSR

Schedule of Investments(a)
December 31, 2024

Shares		Value
Common Stocks & Other Equity Interests–99.20%
Advertising–1.46%
Trade Desk, Inc. (The), Class A(b)	27,323	$3,211,272
Aerospace & Defense–1.26%
Axon Enterprise, Inc.(b)	4,691	2,787,955
Application Software–19.57%
AppLovin Corp., Class A(b)	10,712	3,468,867
Atlassian Corp., Class A(b)	9,693	2,359,082
Autodesk, Inc.(b)	10,243	3,027,523
Braze, Inc., Class A(b)	26,102	1,093,152
Datadog, Inc., Class A(b)	25,506	3,644,552
Guidewire Software, Inc.(b)	3,231	544,682
HubSpot, Inc.(b)	7,384	5,144,950
Manhattan Associates, Inc.(b)	9,324	2,519,718
Pegasystems, Inc.	29,424	2,742,317
Procore Technologies, Inc.(b)(c)	29,821	2,234,488
Q2 Holdings, Inc.(b)(c)	26,007	2,617,605
Salesforce, Inc.	17,956	6,003,229
Samsara, Inc., Class A(b)	59,704	2,608,468
SAP SE, ADR (Germany)(c)	10,923	2,689,352
Tyler Technologies, Inc.(b)	4,282	2,469,172
		43,167,157
Asset Management & Custody Banks–1.29%
KKR & Co., Inc., Class A	19,281	2,851,853
Automobile Manufacturers–1.32%
Tesla, Inc.(b)	7,223	2,916,936
Broadline Retail–3.73%
Amazon.com, Inc.(b)	32,567	7,144,874
MercadoLibre, Inc. (Brazil)(b)	630	1,071,277
		8,216,151
Communications Equipment–4.50%
Arista Networks, Inc.(b)	45,504	5,029,557
Lumentum Holdings, Inc.(b)(c)	33,188	2,786,133
Motorola Solutions, Inc.	4,554	2,104,995
		9,920,685
Construction & Engineering–1.21%
Quanta Services, Inc.	8,421	2,661,457
Consumer Finance–1.15%
American Express Co.	8,519	2,528,354
Education Services–0.56%
Duolingo, Inc.(b)	3,842	1,245,692
Electrical Components & Equipment–1.91%
Eaton Corp. PLC	5,387	1,787,784
Vertiv Holdings Co., Class A	21,412	2,432,617
		4,220,401
Electronic Components–2.54%
Amphenol Corp., Class A	36,234	2,516,451
Coherent Corp.(b)	32,538	3,082,325
		5,598,776
Shares		Value
Electronic Equipment & Instruments–1.19%
Zebra Technologies Corp., Class A(b)	6,773	$2,615,868
Electronic Manufacturing Services–1.25%
Flex Ltd.(b)	71,657	2,750,912
Health Care Equipment–1.25%
Intuitive Surgical, Inc.(b)	5,272	2,751,773
Health Care REITs–0.70%
Welltower, Inc.	12,270	1,546,388
Human Resource & Employment Services–0.95%
Paylocity Holding Corp.(b)	10,522	2,098,823
Industrial Machinery & Supplies & Components–1.14%
Parker-Hannifin Corp.	3,971	2,525,675
Interactive Media & Services–7.84%
Alphabet, Inc., Class A	30,433	5,760,967
Meta Platforms, Inc., Class A	13,073	7,654,372
Reddit, Inc., Class A(b)	23,756	3,882,681
		17,298,020
Internet Services & Infrastructure–2.82%
Cloudflare, Inc., Class A(b)	21,611	2,327,072
Shopify, Inc., Class A (Canada)(b)	16,717	1,777,519
Snowflake, Inc., Class A(b)	13,672	2,111,094
		6,215,685
Investment Banking & Brokerage–1.87%
Goldman Sachs Group, Inc. (The)	5,123	2,933,532
Robinhood Markets, Inc., Class A(b)	31,783	1,184,235
		4,117,767
IT Consulting & Other Services–0.72%
Globant S.A.(b)	7,366	1,579,418
Movies & Entertainment–3.58%
Netflix, Inc.(b)	5,457	4,863,933
Spotify Technology S.A. (Sweden)(b)	6,772	3,029,658
		7,893,591
Real Estate Services–0.75%
CBRE Group, Inc., Class A(b)	12,536	1,645,851
Restaurants–0.98%
DoorDash, Inc., Class A(b)	12,939	2,170,517
Semiconductors–20.74%
Astera Labs, Inc.(b)	29,695	3,933,103
Broadcom, Inc.	44,246	10,257,992
MACOM Technology Solutions Holdings, Inc.(b)	20,402	2,650,424
Monolithic Power Systems, Inc.	4,551	2,692,827
NVIDIA Corp.	130,887	17,576,815
SiTime Corp.(b)	9,840	2,110,975
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	32,969	6,511,048
		45,733,184
Systems Software–9.71%
Commvault Systems, Inc.(b)	7,018	1,059,087
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Technology Fund

Shares		Value
Systems Software–(continued)
CyberArk Software Ltd.(b)	8,988	$2,994,352
Microsoft Corp.	16,250	6,849,375
OneStream, Inc.(b)	32,329	922,023
Palo Alto Networks, Inc.(b)(c)	13,906	2,530,336
SentinelOne, Inc., Class A(b)	79,181	1,757,818
ServiceNow, Inc.(b)	5,008	5,309,081
		21,422,072
Technology Hardware, Storage & Peripherals–2.28%
Apple, Inc.	20,064	5,024,427
Trading Companies & Distributors–0.93%
United Rentals, Inc.	2,918	2,055,556
Total Common Stocks & Other Equity Interests (Cost $130,761,562)		218,772,216
Money Market Funds–0.91%
Invesco Government & Agency Portfolio, Institutional Class, 4.42%(d)(e)	699,723	699,723
Invesco Treasury Portfolio, Institutional Class, 4.38%(d)(e)	1,299,604	1,299,604
Total Money Market Funds (Cost $1,999,327)		1,999,327
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $132,760,889)		220,771,543
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.56%
Invesco Private Government Fund, 4.50%(d)(e)(f)	2,779,762	$2,779,762
Invesco Private Prime Fund, 4.53%(d)(e)(f)	7,283,425	7,285,610
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,065,372)		10,065,372
TOTAL INVESTMENTS IN SECURITIES–104.67% (Cost $142,826,261)		230,836,915
OTHER ASSETS LESS LIABILITIES—(4.67)%		(10,294,222)
NET ASSETS–100.00%		$220,542,693
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value December 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$482,787	$25,645,449	$(25,428,513)	$-	$-	$699,723	$55,282
Invesco Liquid Assets Portfolio, Institutional Class	345,231	9,994,099	(10,339,064)	(220)	(46)	-	21,383
Invesco Treasury Portfolio, Institutional Class	551,757	38,212,722	(37,464,875)	-	-	1,299,604	81,205
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,626,081	77,537,355	(79,383,674)	-	-	2,779,762	153,843*
Invesco Private Prime Fund	16,183,496	168,288,414	(177,181,677)	(1,079)	(3,544)	7,285,610	404,942*
Total	$22,189,352	$319,678,039	$(329,797,803)	$(1,299)	$(3,590)	$12,064,699	$716,655

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Technology Fund

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, at value (Cost $130,761,562)*	$218,772,216
Investments in affiliated money market funds, at value (Cost $12,064,699)	12,064,699
Foreign currencies, at value (Cost $302)	272
Receivable for:
Fund shares sold	124,096
Dividends	67,469
Investment for trustee deferred compensation and retirement plans	46,960
Other assets	518
Total assets	231,076,230
Liabilities:
Payable for:
Fund shares reacquired	227,523
Amount due custodian	54,525
Collateral upon return of securities loaned	10,065,372
Accrued fees to affiliates	97,370
Accrued other operating expenses	37,150
Trustee deferred compensation and retirement plans	51,597
Total liabilities	10,533,537
Net assets applicable to shares outstanding	$220,542,693
Net assets consist of:
Shares of beneficial interest	$108,202,814
Distributable earnings	112,339,879
$220,542,693
Net Assets:
Series I	$201,291,265
Series II	$19,251,428
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	8,457,673
Series II	953,434
Series I:
Net asset value per share	$23.80
Series II:
Net asset value per share	$20.19

*	At December 31, 2024, securities with an aggregate value of $9,805,300 were on loan to brokers.
Statement of Operations
For the year ended December 31, 2024
Investment income:
Dividends (net of foreign withholding taxes of $15,459)	$609,888
Dividends from affiliated money market funds (includes net securities lending income of $23,545)	181,415
Total investment income	791,303
Expenses:
Advisory fees	1,434,938
Administrative services fees	312,140
Custodian fees	4,561
Distribution fees - Series II	40,380
Transfer agent fees	9,360
Trustees’ and officers’ fees and benefits	23,852
Reports to shareholders	29,158
Professional services fees	56,340
Other	456
Total expenses	1,911,185
Less: Fees waived	(3,204)
Net expenses	1,907,981
Net investment income (loss)	(1,116,678)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	26,514,652
Affiliated investment securities	(3,590)
26,511,062
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	31,133,064
Affiliated investment securities	(1,299)
Foreign currencies	(690)
31,131,075
Net realized and unrealized gain	57,642,137
Net increase in net assets resulting from operations	$56,525,459
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Technology Fund

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income (loss)	$(1,116,678)	$(516,929)
Net realized gain	26,511,062	17,779,587
Change in net unrealized appreciation	31,131,075	34,867,309
Net increase in net assets resulting from operations	56,525,459	52,129,967
Distributions to shareholders from distributable earnings:
Series I	(7,913,477)	—
Series II	(871,214)	—
Total distributions from distributable earnings	(8,784,691)	—
Share transactions–net:
Series I	9,179,611	(4,345,370)
Series II	2,425,852	1,996,912
Net increase (decrease) in net assets resulting from share transactions	11,605,463	(2,348,458)
Net increase in net assets	59,346,231	49,781,509
Net assets:
Beginning of year	161,196,462	111,414,953
End of year	$220,542,693	$161,196,462
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Technology Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Year ended 12/31/24	$18.50	$(0.12)	$6.39	$6.27	$(0.97)	$23.80	34.27%	$201,291	0.98%	0.98%	(0.57)%	109%
Year ended 12/31/23	12.59	(0.06)	5.97	5.91	—	18.50	46.94	148,139	0.98	0.98	(0.36)	137
Year ended 12/31/22	38.08	(0.10)	(14.84)	(14.94)	(10.55)	12.59	(39.95)	104,076	0.98	0.98	(0.42)	104
Year ended 12/31/21	36.55	(0.27)	5.62	5.35	(3.82)	38.08	14.41	185,270	0.98	0.98	(0.68)	90
Year ended 12/31/20	27.23	(0.17)	12.49	12.32	(3.00)	36.55	46.11	187,801	0.98	0.98	(0.53)	56
Series II
Year ended 12/31/24	15.86	(0.15)	5.45	5.30	(0.97)	20.19	33.86	19,251	1.23	1.23	(0.82)	109
Year ended 12/31/23	10.81	(0.08)	5.13	5.05	—	15.86	46.72	13,057	1.23	1.23	(0.61)	137
Year ended 12/31/22	35.20	(0.15)	(13.69)	(13.84)	(10.55)	10.81	(40.11)	7,339	1.23	1.23	(0.67)	104
Year ended 12/31/21	34.13	(0.34)	5.23	4.89	(3.82)	35.20	14.08	13,061	1.23	1.23	(0.93)	90
Year ended 12/31/20	25.63	(0.23)	11.73	11.50	(3.00)	34.13	45.79	13,215	1.23	1.23	(0.78)	56

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Technology Fund

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. Technology Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund
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securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund.
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Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2024, the Fund paid the Adviser $2,354 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the year ended December 31, 2024, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to
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the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
 Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended December 31, 2024, the Adviser waived advisory fees of $3,204.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $26,443 for accounting and fund administrative services and was reimbursed $285,697 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the year ended December 31, 2024, the Fund incurred $6,001 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of December 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$218,772,216	$—	$—	$218,772,216
Money Market Funds	1,999,327	10,065,372	—	12,064,699
Total Investments	$220,771,543	$10,065,372	$—	$230,836,915
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
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NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2024 and 2023:
	2024	2023
Long-term capital gain	$8,784,691	$—

Tax Components of Net Assets at Period-End:
2024
Undistributed ordinary income	$689,083
Undistributed long-term capital gain	23,872,352
Net unrealized appreciation — investments	87,812,816
Net unrealized appreciation (depreciation) — foreign currencies	(174)
Temporary book/tax differences	(34,198)
Shares of beneficial interest	108,202,814
Total net assets	$220,542,693
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of December 31, 2024.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2024 was $205,473,723 and $204,262,644, respectively. As of December 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$88,473,929
Aggregate unrealized (depreciation) of investments	(661,113)
Net unrealized appreciation of investments	$87,812,816
Cost of investments for tax purposes is $143,024,099.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2024, undistributed net investment income (loss) was increased by $1,113,860 and undistributed net realized gain was decreased by $1,113,860. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
NOTE 9—Share Information
	Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Sold:
Series I	2,211,339	$46,647,519	1,745,766	$27,098,126
Series II	253,832	4,661,500	278,323	3,754,314
Issued as reinvestment of dividends:
Series I	356,302	7,913,477	-	-
Series II	46,218	871,214	-	-
11
Invesco V.I. Technology Fund

Summary of Share Activity
	Year ended December 31, 2024(a)		Year ended December 31, 2023
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(2,115,340)	$(45,381,385)	(2,006,922)	$(31,443,496)
Series II	(170,077)	(3,106,862)	(133,471)	(1,757,402)
Net increase (decrease) in share activity	582,274	$11,605,463	(116,304)	$(2,348,458)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. Technology Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. Technology Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. Technology Fund (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
13
Invesco V.I. Technology Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended December 31, 2024:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$8,784,691
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
14
Invesco V.I. Technology Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco V.I. Technology Fund

Annual Financial Statements and Other Information
December 31, 2024
Invesco V.I. U.S. Government Money Portfolio

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
12	Report of Independent Registered Public Accounting Firm
13	Tax Information
14	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIGMKT-NCSR

Schedule of Investments
December 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-19.26%
U.S. Treasury Bills-18.32%(a)
U.S. Treasury Bills	4.50%-5.22%	01/02/2025	$13,000	$12,998,348
U.S. Treasury Bills	4.52%	01/07/2025	6,000	5,995,510
U.S. Treasury Bills	5.21%	01/09/2025	2,000	1,997,742
U.S. Treasury Bills	4.82%	01/14/2025	500	499,144
U.S. Treasury Bills	5.11%	01/16/2025	1,500	1,496,884
U.S. Treasury Bills	4.79%-5.12%	01/23/2025	5,500	5,484,255
U.S. Treasury Bills	5.06%	01/30/2025	3,000	2,988,086
U.S. Treasury Bills	4.91%	02/13/2025	500	497,136
U.S. Treasury Bills	4.89%	02/20/2025	2,000	1,986,750
U.S. Treasury Bills	4.76%	03/06/2025	2,000	1,983,485
U.S. Treasury Bills	4.99%	03/20/2025	250	247,419
U.S. Treasury Bills	4.36%	03/27/2025	1,000	989,918
U.S. Treasury Bills	4.25%-4.31%	04/03/2025	4,000	3,957,005
U.S. Treasury Bills	4.30%	04/08/2025	2,000	1,977,135
U.S. Treasury Bills	4.40%	04/10/2025	1,500	1,482,242
U.S. Treasury Bills	5.04%	04/17/2025	2,000	1,971,451
U.S. Treasury Bills	5.02%	07/10/2025	1,500	1,462,198
U.S. Treasury Bills	4.12%-4.22%	10/02/2025	4,000	3,878,755
U.S. Treasury Bills	4.28%-4.29%	10/30/2025	2,000	1,931,064
U.S. Treasury Bills	4.38%	11/28/2025	3,000	2,884,426
				56,708,953
U.S. Treasury Notes-0.94%
U.S. Treasury Notes	0.25%	09/30/2025	3,000	2,912,297
Total U.S. Treasury Securities (Cost $59,621,250)				59,621,250
U.S. Government Sponsored Agency Securities-17.59%
Federal Farm Credit Bank (FFCB)-11.88%
Federal Farm Credit Bank (SOFR + 0.09%)(b)	4.46%	03/07/2025	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.49%	05/28/2025	500	500,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.49%	05/30/2025	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	4.42%	07/18/2025	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.50%	08/13/2025	750	750,000
Federal Farm Credit Bank (SOFR + 0.17%)(b)	4.54%	08/14/2025	777	776,988
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.51%	08/22/2025	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.50%	11/28/2025	500	499,988
Federal Farm Credit Bank (SOFR + 0.16%)(b)	4.53%	11/28/2025	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.52%	12/15/2025	1,000	1,000,000
Federal Farm Credit Bank (1 mo. EFFR + 0.06%)(b)	4.39%	01/16/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	4.52%	01/29/2026	1,500	1,500,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	4.46%	02/02/2026	2,500	2,500,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	4.46%	02/12/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	4.49%	03/12/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	4.46%	05/21/2026	2,500	2,500,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	4.47%	06/03/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.51%	08/26/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.51%	09/04/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.51%	09/09/2026	250	250,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	4.50%	10/06/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.51%	10/15/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.51%	11/18/2026	1,500	1,500,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.51%	11/23/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.51%	12/02/2026	500	500,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.51%	12/09/2026	1,500	1,500,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.14%)(b)	4.51%	12/30/2026	$2,000	$2,000,000
				36,776,976
Federal Home Loan Bank (FHLB)-5.71%
Federal Home Loan Bank (SOFR + 0.12%)(b)	4.49%	01/03/2025	300	300,000
Federal Home Loan Bank(a)	4.76%	02/10/2025	2,000	1,989,422
Federal Home Loan Bank (SOFR + 0.13%)(b)	4.50%	03/24/2025	295	294,993
Federal Home Loan Bank(a)	4.14%	06/16/2025	2,000	1,961,820
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.51%	07/24/2025	2,000	2,000,000
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.53%	08/21/2025	645	644,951
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.51%	08/22/2025	2,000	2,000,000
Federal Home Loan Bank (SOFR + 0.16%)(b)	4.53%	08/22/2025	760	759,943
Federal Home Loan Bank (SOFR + 0.08%)(b)	4.45%	09/19/2025	1,000	1,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.52%	12/08/2025	1,000	1,000,000
Federal Home Loan Bank (SOFR + 0.15%)(b)	4.52%	12/11/2025	750	750,000
Federal Home Loan Bank (SOFR + 0.19%)(b)	4.56%	01/14/2026	1,000	1,000,000
Federal Home Loan Bank (SOFR + 0.13%)(b)	4.50%	02/09/2026	1,500	1,500,000
Federal Home Loan Bank (SOFR + 0.10%)(b)	4.47%	05/13/2026	1,500	1,500,000
Federal Home Loan Bank (SOFR + 0.14%)(b)	4.51%	09/24/2026	1,000	1,000,000
				17,701,129
Total U.S. Government Sponsored Agency Securities (Cost $54,478,105)				54,478,105
U.S. Government Sponsored Agency Mortgage-Backed Securities-3.71%
Federal Home Loan Mortgage Corp. (FHLMC)-0.81%
Federal Home Loan Mortgage Corp. (SOFR + 0.10%)(b)	4.47%	02/09/2026	1,500	1,500,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.51%	09/04/2026	500	500,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	4.51%	10/29/2026	500	500,000
				2,500,000
Federal National Mortgage Association (FNMA)-2.90%
Federal National Mortgage Association (SOFR + 0.10%)(b)	4.47%	06/18/2026	1,000	1,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.51%	08/21/2026	2,000	2,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.51%	10/23/2026	1,500	1,500,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.51%	11/20/2026	1,000	1,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	4.51%	12/11/2026	3,500	3,500,000
				9,000,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $11,500,000)				11,500,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-40.56% (Cost $125,599,355)				125,599,355
			Repurchase Amount
Repurchase Agreements-59.79%(c)
Banco Santander, joint agreement dated 12/31/2024, aggregate maturing value of $500,124,444 (collateralized by U.S. Treasury obligations valued at $510,126,995; 0.38% - 4.63%; 05/15/2025 - 11/15/2052)	4.48%	01/02/2025	15,003,733	15,000,000
Bank of Nova Scotia, joint agreement dated 12/31/2024, aggregate maturing value of $1,500,373,333 (collateralized by agency mortgage-backed securities valued at $1,530,000,000; 2.50% - 7.50%; 12/01/2041 - 01/01/2055)	4.48%	01/02/2025	30,007,467	30,000,000
BMO Capital Markets Corp., joint term agreement dated 12/19/2024, aggregate maturing value of $904,525,500 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $918,000,000; 0.00% - 7.00%; 01/21/2025 - 12/20/2064)(Canada)(d)	4.31%	01/30/2025	5,025,142	5,000,000
Citigroup Global Markets, Inc., joint term agreement dated 12/26/2024, aggregate maturing value of $1,201,061,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,224,000,070; 0.00% - 6.50%; 06/15/2027 - 05/25/2054)(d)	4.55%	01/02/2025	15,013,271	15,000,000
Mizuho Securities (USA) LLC, joint agreement dated 12/31/2024, aggregate maturing value of $500,124,722 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $510,000,000; 0.00% - 7.50%; 02/27/2025 - 01/01/2055)	4.49%	01/02/2025	30,007,483	30,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint term agreement dated 12/06/2024, aggregate maturing value of $1,004,026,667 (collateralized by U.S. Treasury obligations valued at $1,023,465,489; 0.13% - 4.63%; 03/31/2025 - 05/15/2054)(d)	4.53%	01/07/2025	$6,024,160	$6,000,000
Royal Bank of Canada, joint term agreement dated 03/21/2024, aggregate maturing value of $1,575,429,947 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,537,272,233; 0.88% - 7.00%; 04/30/2026 - 09/01/2054)(d)	5.06%	02/12/2025	4,184,409	4,000,000
Royal Bank of Canada, joint term agreement dated 06/13/2024, aggregate maturing value of $3,692,889,960 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $3,586,795,026; 0.75% - 7.50%; 03/31/2026 - 06/01/2063)(d)	5.16%	05/30/2025	10,503,100	10,000,000
Standard Chartered Bank, joint agreement dated 12/31/2024, aggregate maturing value of $1,000,250,000 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,255,004; 0.13% - 7.50%; 07/31/2025 - 07/01/2060)	4.50%	01/02/2025	30,007,500	30,000,000
Standard Chartered Bank, joint agreement dated 12/31/2024, aggregate maturing value of $2,000,496,667 (collateralized by U.S. Treasury obligations valued at $2,040,506,600; 0.00% - 5.00%; 01/15/2025 - 08/15/2054)	4.47%	01/02/2025	1,122,493	1,122,214
Sumitomo Mitsui Banking Corp., joint agreement dated 12/31/2024, aggregate maturing value of $4,301,072,611 (collateralized by agency mortgage-backed securities valued at $4,394,965,212; 3.00% - 6.50%; 10/20/2042 - 11/20/2054)	4.49%	01/02/2025	14,003,492	14,000,000
TD Securities (USA) LLC, joint term agreement dated 12/26/2024, aggregate maturing value of $490,433,514 (collateralized by agency mortgage-backed securities valued at $499,800,001; 3.50% - 7.00%; 09/01/2045 - 11/20/2054)(d)	4.55%	01/02/2025	25,022,118	25,000,000
Total Repurchase Agreements (Cost $185,122,214)				185,122,214
TOTAL INVESTMENTS IN SECURITIES(e)-100.35% (Cost $310,721,569)				310,721,569
OTHER ASSETS LESS LIABILITIES-(0.35)%				(1,081,856)
NET ASSETS-100.00%				$309,639,713
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2024.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. U.S. Government Money Portfolio

Statement of Assets and Liabilities
December 31, 2024
Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$125,599,355
Repurchase agreements, at value and cost	185,122,214
Receivable for:
Fund shares sold	266,560
Interest	839,155
Investment for trustee deferred compensation and retirement plans	50,642
Other assets	1,906
Total assets	311,879,832
Liabilities:
Payable for:
Investments purchased	2,000,000
Fund shares reacquired	10,796
Amount due custodian	20
Dividends	77
Accrued fees to affiliates	147,256
Accrued operating expenses	31,328
Trustee deferred compensation and retirement plans	50,642
Total liabilities	2,240,119
Net assets applicable to shares outstanding	$309,639,713
Net assets consist of:
Shares of beneficial interest	$309,955,203
Distributable earnings (loss)	(315,490)
$309,639,713
Net Assets:
Series I	$309,619,722
Series II	$19,991
Shares outstanding, no par value, unlimited number of shares authorized:
Series I	309,757,971
Series II	20,000
Series I:
Net asset value and offering price per share	$1.00
Series II:
Net asset value and offering price per share	$1.00
Statement of Operations
For the year ended December 31, 2024
Investment income:
Interest	$15,105,935
Expenses:
Advisory fees	1,257,190
Administrative services fees	514,631
Custodian fees	7,057
Distribution fees - Series II	45
Transfer agent fees	14,428
Trustees’ and officers’ fees and benefits	24,331
Reports to shareholders	(48,222)
Professional services fees	67,855
Other	165,382
Total expenses	2,002,697
Net investment income	13,103,238
Net realized gain from unaffiliated investment securities	10,678
Net increase in net assets resulting from operations	$13,113,916
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. U.S. Government Money Portfolio

Statement of Changes in Net Assets
For the years ended December 31, 2024 and 2023
	2024	2023
Operations:
Net investment income	$13,103,238	$32,808,540
Net realized gain	10,678	30,424
Net increase in net assets resulting from operations	13,113,916	32,838,964
Distributions to shareholders from distributable earnings:
Series I	(13,102,492)	(32,808,121)
Series II	(746)	(419)
Total distributions from distributable earnings	(13,103,238)	(32,808,540)
Share transactions-net:
Series I	12,149,615	(1,520,726,256)
Series II	10,000	-
Net increase (decrease) in net assets resulting from share transactions	12,159,615	(1,520,726,256)
Net increase (decrease) in net assets	12,170,293	(1,520,695,832)
Net assets:
Beginning of year	297,469,420	1,818,165,252
End of year	$309,639,713	$297,469,420
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. U.S. Government Money Portfolio

Financial Highlights
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Series I
Year ended 12/31/24	$1.00	$0.05	$0.00	$0.05	$(0.05)	$1.00	4.63%	$309,620	0.69%	0.69%	4.54%
Year ended 12/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.53	297,459	0.63	0.63	4.34
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.26	1,818,155	0.49	0.54	1.42
Year ended 12/31/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.01	460,685	0.10	0.52	0.00
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.22	364,605	0.24	0.48	0.09
Series II
Year ended 12/31/24	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	20	0.94	0.94	4.29
Year ended 12/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.28	10	0.88	0.88	4.09
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.10	10	0.65	0.79	1.25
Year ended 12/31/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.01	10	0.10	0.77	0.00
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	10	0.29	0.73	0.04

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. U.S. Government Money Portfolio

Notes to Financial Statements
December 31, 2024
NOTE 1—Significant Accounting Policies
Invesco V.I. U.S. Government Money Portfolio (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek income consistent with stability of principal.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.
Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial
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Invesco V.I. U.S. Government Money Portfolio

statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Over $1.5 billion	0.375%
*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended December 31, 2024, the effective advisory fees incurred by the Fund was 0.44%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the year ended December 31, 2024, Invesco was paid $127,998 for accounting and fund administrative services and was reimbursed $386,634 for fees paid to insurance companies. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the year ended December 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc., (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the
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Invesco V.I. U.S. Government Money Portfolio

average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the year ended December 31, 2024, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of December 31, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Years Ended December 31, 2024 and December 31, 2023:
	2024	2023
Ordinary income*	$13,103,238	$32,808,540

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2024
Temporary book/tax differences	$(50,642)
Capital loss carryforward	(264,848)
Shares of beneficial interest	309,955,203
Total net assets	$309,639,713
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of December 31, 2024 as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$264,848	$-	$264,848

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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Invesco V.I. U.S. Government Money Portfolio

NOTE 7—Reclassification of Permanent Differences
Primarily as a result of distributions, on December 31, 2024, undistributed net investment income was increased by $76 and shares of beneficial interest was decreased by $76. This reclassification had no effect on the net assets of the Fund.
NOTE 8—Share Information
	Summary of Share Activity
	Years ended December 31,
	2024(a)		2023
	Shares	Amount	Shares	Amount
Sold:
Series I	119,027,074	$119,027,074	2,062,216,237	$2,062,216,237
Series II	10,000	10,000	-	-
Issued as reinvestment of dividends:
Series I	13,102,492	13,102,492	32,808,121	32,808,121
Reacquired:
Series I	(119,979,951)	(119,979,951)	(3,615,750,614)	(3,615,750,614)
Net increase (decrease) in share activity	12,159,615	$12,159,615	(1,520,726,256)	$(1,520,726,256)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 88% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco V.I. U.S. Government Money Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) and Shareholders of Invesco V.I. U.S. Government Money Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco V.I. U.S. Government Money Portfolio (one of the funds constituting AIM Variable Insurance Funds (Invesco Variable Insurance Funds), referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
February 14, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
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Invesco V.I. U.S. Government Money Portfolio

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2024:
Federal and State Income Tax
Qualified Business Income*	0.00%
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
Business Interest Income*	100.00%
U.S. Treasury Obligations*	18.25%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
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Invesco V.I. U.S. Government Money Portfolio

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
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Invesco V.I. U.S. Government Money Portfolio

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title:Principal Executive Officer

Date: February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                          ..

Name:Glenn Brightman

Title:Principal Executive Officer

Date: February 21, 2025

By:       /s/ Adrien Deberghes                                             ____

Name:Adrien Deberghes

Title:Principal Financial Officer

Date:February 21, 2025